UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09729

Name of Fund:  iShares Trust

Fund Address:   c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105

Name and address of agent for service:  The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: 02/28/2025

Date of reporting period: 02/28/2025

Item 1 – Reports to Stockholders

(a) The Reports to Shareholders are attached herewith.
iShares 0-3 Month Treasury Bond ETF

SGOV | NYSE Arca

Annual Shareholder Report — February 28, 2025

This annual shareholder report contains important information about iShares 0-3 Month Treasury Bond ETF (the “Fund”) for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 0-3 Month Treasury Bond ETF	$9	0.08%

How did the Fund perform last year?

  For the reporting period ended February 28, 2025, the Fund returned 5.11%.

  For the same period, the ICE BofA US Broad Market Index returned 5.84% and the ICE® 0-3 Month US Treasury Securities Index returned 3.96%.

What contributed to performance?

Fixed income prices gained amid a generally positive economic backdrop, although the end of the reporting period saw increased volatility due to the presidential election and the economic implications of the new administration's policies. Slowing inflationary trends led the U.S. Federal Reserve Bank to lower the federal funds rate three times during the reporting period. However, the central bank hit pause at its January meeting, stating it needed to see further progress on inflation before cutting rates any further. The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) normalized during the period as yields on longer-term bonds moved higher. (Bond yields move inversely to prices.) In this environment, shorter-term Treasuries outperformed their longer-dated counterparts.

What detracted from performance?

There were no meaningful detractors from the Fund's performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 26, 2020 through February 28, 2025

Initial Investment of $10,000

	Fund	ICE BofA US Broad Market Index	ICE® 0-3 Month US Treasury Securities Index
May 20	$10,000	$10,033	$10,000
Jun 20	$10,001	$10,101	$10,001
Jul 20	$10,001	$10,257	$10,002
Aug 20	$10,003	$10,172	$10,003
Sep 20	$10,003	$10,171	$10,003
Oct 20	$10,004	$10,120	$10,004
Nov 20	$10,004	$10,219	$10,005
Dec 20	$10,005	$10,231	$10,005
Jan 21	$10,005	$10,151	$10,006
Feb 21	$10,005	$9,970	$10,007
Mar 21	$10,006	$9,865	$10,007
Apr 21	$10,006	$9,949	$10,007
May 21	$10,005	$9,979	$10,007
Jun 21	$10,007	$10,064	$10,007
Jul 21	$10,006	$10,172	$10,008
Aug 21	$10,007	$10,158	$10,008
Sep 21	$10,007	$10,061	$10,008
Oct 21	$10,008	$10,063	$10,008
Nov 21	$10,008	$10,103	$10,009
Dec 21	$10,008	$10,070	$10,009
Jan 22	$10,009	$9,858	$10,010
Feb 22	$10,009	$9,733	$10,010
Mar 22	$10,011	$9,461	$10,012
Apr 22	$10,014	$9,113	$10,014
May 22	$10,019	$9,152	$10,017
Jun 22	$10,025	$9,030	$10,022
Jul 22	$10,036	$9,238	$10,028
Aug 22	$10,054	$8,988	$10,043
Sep 22	$10,076	$8,591	$10,059
Oct 22	$10,098	$8,474	$10,075
Nov 22	$10,129	$8,781	$10,099
Dec 22	$10,166	$8,744	$10,128
Jan 23	$10,199	$9,007	$10,153
Feb 23	$10,234	$8,781	$10,182
Mar 23	$10,278	$9,004	$10,216
Apr 23	$10,316	$9,061	$10,245
May 23	$10,359	$8,963	$10,276
Jun 23	$10,407	$8,930	$10,314
Jul 23	$10,449	$8,923	$10,348
Aug 23	$10,496	$8,867	$10,384
Sep 23	$10,544	$8,647	$10,424
Oct 23	$10,591	$8,513	$10,460
Nov 23	$10,637	$8,886	$10,496
Dec 23	$10,687	$9,216	$10,536
Jan 24	$10,734	$9,205	$10,571
Feb 24	$10,779	$9,079	$10,606
Mar 24	$10,828	$9,155	$10,645
Apr 24	$10,875	$8,934	$10,681
May 24	$10,927	$9,086	$10,720
Jun 24	$10,972	$9,173	$10,755
Jul 24	$11,021	$9,385	$10,792
Aug 24	$11,074	$9,519	$10,832
Sep 24	$11,120	$9,646	$10,867
Oct 24	$11,164	$9,411	$10,900
Nov 24	$11,208	$9,506	$10,934
Dec 24	$11,251	$9,352	$10,967
Jan 25	$11,293	$9,405	$10,998
Feb 25	$11,329	$9,609	$11,025

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	5.11%	2.65%
ICE BofA US Broad Market Index...
	5.84	(0.83)
ICE® 0-3 Month US Treasury Securities Index...
	3.96	2.07

Key Fund statistics

Net Assets...
$35,510,032,361
Number of Portfolio Holdings...
19
Net Investment Advisory Fees...
$21,236,377
Portfolio Turnover Rate...
-%

The Fund has added the ICE BofA US Broad Market Index in response to new regulatory requirements.

The inception date of the Fund was May 26, 2020.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE® 0-3 month US Treasury Securities Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of February 28, 2025)

Maturity allocation

Ten largest holdings

Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
0-1 Year...
100.0%
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Bills, 4.26%, 03/18/25...
11.4%
U.S. Treasury Bills, 4.27%, 03/11/25...
10.6
U.S. Treasury Bills, 4.27%, 04/08/25...
10.6
U.S. Treasury Bills, 4.27%, 04/15/25...
10.1
U.S. Treasury Bills, 4.27%, 03/04/25...
9.3
U.S. Treasury Bills, 4.32%, 04/29/25...
8.9
U.S. Treasury Bills, 4.15%, 04/01/25...
8.8
U.S. Treasury Bills, 4.28%, 04/03/25...
5.7
U.S. Treasury Bills, 4.28%, 03/25/25...
3.0
U.S. Treasury Bills, 4.41%, 03/06/25...
3.0

Footnote	Description
Footnote(a)	Excludes money market funds.

Material fund changes

This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after February 28, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Effective June 28, 2024, for its investment advisory services to the Fund, BlackRock Fund Advisors ("BFA") is entitled to an annual investment advisory fee of 0.09%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. Prior to June 28, 2024, BFA was entitled to an annual investment advisory fee of 0.12%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

The net expense ratio increased from the prior fiscal year end primarily due to the contractual fee waiver expiring during the year.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares 0-3 Month Treasury Bond ETF

Annual Shareholder Report — February 28, 2025

SGOV-02/25-AR

iShares 1-3 Year Treasury Bond ETF

SHY | NASDAQ

Annual Shareholder Report — February 28, 2025

This annual shareholder report contains important information about iShares 1-3 Year Treasury Bond ETF (the “Fund”) for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 1-3 Year Treasury Bond ETF	$15	0.15%

How did the Fund perform last year?

  For the reporting period ended February 28, 2025, the Fund returned 5.15%.

  For the same period, the ICE BofA US Broad Market Index returned 5.84% and the ICE® U.S. Treasury 1-3 Year Bond Index returned 5.28%.

What contributed to performance?

Fixed income prices gained amid a generally positive economic backdrop, although the end of the reporting period saw increased volatility due to the presidential election and the economic implications of the new administration's policies. Slowing inflationary trends led the U.S. Federal Reserve Bank to lower the federal funds rate three times during the reporting period. However, the central bank hit pause at its January meeting, stating it needed to see further progress on inflation before cutting rates any further. The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) normalized during the period as yields on longer-term bonds moved higher. (Bond yields move inversely to prices.) In this environment, shorter-term Treasuries outperformed their longer-dated counterparts.

What detracted from performance?

There were no meaningful detractors from the Fund's performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: March 1, 2015 through February 28, 2025

Initial Investment of $10,000

	Fund	ICE BofA US Broad Market Index	ICE® U.S. Treasury 1-3 Year Bond Index
Mar 15	$10,023	$10,050	$10,024
Apr 15	$10,026	$10,012	$10,029
May 15	$10,032	$9,988	$10,036
Jun 15	$10,033	$9,880	$10,039
Jul 15	$10,038	$9,951	$10,044
Aug 15	$10,033	$9,936	$10,039
Sep 15	$10,062	$10,003	$10,070
Oct 15	$10,050	$10,007	$10,060
Nov 15	$10,024	$9,978	$10,035
Dec 15	$10,014	$9,945	$10,026
Jan 16	$10,072	$10,088	$10,087
Feb 16	$10,083	$10,163	$10,099
Mar 16	$10,101	$10,251	$10,116
Apr 16	$10,102	$10,289	$10,120
May 16	$10,092	$10,294	$10,109
Jun 16	$10,150	$10,485	$10,169
Jul 16	$10,143	$10,553	$10,164
Aug 16	$10,125	$10,538	$10,147
Sep 16	$10,137	$10,529	$10,159
Oct 16	$10,127	$10,444	$10,151
Nov 16	$10,086	$10,194	$10,109
Dec 16	$10,089	$10,205	$10,113
Jan 17	$10,098	$10,229	$10,125
Feb 17	$10,108	$10,298	$10,136
Mar 17	$10,114	$10,294	$10,140
Apr 17	$10,125	$10,372	$10,155
May 17	$10,138	$10,454	$10,167
Jun 17	$10,127	$10,445	$10,158
Jul 17	$10,147	$10,488	$10,181
Aug 17	$10,167	$10,586	$10,201
Sep 17	$10,148	$10,532	$10,183
Oct 17	$10,141	$10,539	$10,176
Nov 17	$10,118	$10,526	$10,154
Dec 17	$10,117	$10,574	$10,155
Jan 18	$10,085	$10,452	$10,123
Feb 18	$10,079	$10,354	$10,119
Mar 18	$10,099	$10,421	$10,139
Apr 18	$10,080	$10,345	$10,121
May 18	$10,118	$10,418	$10,159
Jun 18	$10,118	$10,406	$10,160
Jul 18	$10,115	$10,408	$10,159
Aug 18	$10,147	$10,475	$10,192
Sep 18	$10,131	$10,408	$10,179
Oct 18	$10,147	$10,327	$10,194
Nov 18	$10,181	$10,387	$10,231
Dec 18	$10,264	$10,579	$10,314
Jan 19	$10,290	$10,687	$10,342
Feb 19	$10,299	$10,686	$10,351
Mar 19	$10,361	$10,896	$10,416
Apr 19	$10,381	$10,897	$10,437
May 19	$10,455	$11,095	$10,514
Jun 19	$10,507	$11,239	$10,569
Jul 19	$10,494	$11,268	$10,556
Aug 19	$10,579	$11,575	$10,643
Sep 19	$10,565	$11,506	$10,631
Oct 19	$10,598	$11,537	$10,666
Nov 19	$10,593	$11,531	$10,662
Dec 19	$10,615	$11,519	$10,684
Jan 20	$10,672	$11,752	$10,744
Feb 20	$10,765	$11,966	$10,839
Mar 20	$10,911	$11,881	$10,990
Apr 20	$10,916	$12,089	$10,995
May 20	$10,921	$12,150	$11,003
Jun 20	$10,924	$12,232	$11,005
Jul 20	$10,934	$12,421	$11,017
Aug 20	$10,930	$12,318	$11,014
Sep 20	$10,932	$12,317	$11,017
Oct 20	$10,926	$12,256	$11,012
Nov 20	$10,930	$12,376	$11,017
Dec 20	$10,934	$12,390	$11,023
Jan 21	$10,935	$12,293	$11,024
Feb 21	$10,928	$12,074	$11,014
Mar 21	$10,924	$11,946	$11,016
Apr 21	$10,929	$12,049	$11,022
May 21	$10,935	$12,085	$11,030
Jun 21	$10,917	$12,187	$11,012
Jul 21	$10,935	$12,318	$11,032
Aug 21	$10,933	$12,302	$11,030
Sep 21	$10,921	$12,184	$11,019
Oct 21	$10,883	$12,186	$10,983
Nov 21	$10,879	$12,234	$10,979
Dec 21	$10,855	$12,194	$10,955
Jan 22	$10,779	$11,938	$10,879
Feb 22	$10,735	$11,787	$10,834
Mar 22	$10,585	$11,457	$10,682
Apr 22	$10,534	$11,036	$10,631
May 22	$10,595	$11,084	$10,695
Jun 22	$10,527	$10,935	$10,626
Jul 22	$10,571	$11,188	$10,671
Aug 22	$10,486	$10,884	$10,586
Sep 22	$10,363	$10,404	$10,463
Oct 22	$10,351	$10,262	$10,452
Nov 22	$10,418	$10,634	$10,520
Dec 22	$10,432	$10,589	$10,540
Jan 23	$10,511	$10,908	$10,615
Feb 23	$10,430	$10,634	$10,533
Mar 23	$10,598	$10,904	$10,706
Apr 23	$10,625	$10,973	$10,734
May 23	$10,587	$10,854	$10,696
Jun 23	$10,530	$10,815	$10,640
Jul 23	$10,566	$10,805	$10,678
Aug 23	$10,607	$10,738	$10,719
Sep 23	$10,602	$10,471	$10,716
Oct 23	$10,637	$10,309	$10,752
Nov 23	$10,746	$10,761	$10,863
Dec 23	$10,865	$11,160	$10,986
Jan 24	$10,907	$11,147	$11,029
Feb 24	$10,858	$10,994	$10,981
Mar 24	$10,890	$11,087	$11,014
Apr 24	$10,853	$10,819	$10,978
May 24	$10,927	$11,003	$11,054
Jun 24	$10,988	$11,108	$11,117
Jul 24	$11,116	$11,365	$11,248
Aug 24	$11,215	$11,528	$11,349
Sep 24	$11,305	$11,682	$11,442
Oct 24	$11,235	$11,396	$11,372
Nov 24	$11,266	$11,512	$11,405
Dec 24	$11,291	$11,325	$11,431
Jan 25	$11,339	$11,390	$11,481
Feb 25	$11,417	$11,637	$11,561

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
Fund NAV...
	5.15%	1.18%	1.33%
ICE BofA US Broad Market Index...
	5.84	(0.56)	1.53
ICE® U.S. Treasury 1-3 Year Bond Index...
	5.28	1.30	1.46

Key Fund statistics

Net Assets...
$23,064,525,411
Number of Portfolio Holdings...
127
Net Investment Advisory Fees...
$35,526,656
Portfolio Turnover Rate...
55%

The Fund has added the ICE BofA US Broad Market Index in response to new regulatory requirements.

The performance of the ICE® U.S. Treasury 1-3 Year Bond Index in this report reflects the performance of the Barclays U.S. 1-3 Year Treasury Bond Index through March 31, 2016 and, beginning on April 1, 2016, the performance of the ICE® U.S. Treasury 1-3 Year Bond Index.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE® U.S. Treasury 1-3 Year Bond Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of February 28, 2025)

Maturity allocation

Ten largest holdings

Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
0-1 Year...
1.2%
1-2 Years...
53.0
2-3 Years...
45.8
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Notes, 0.75%, 05/31/26...
2.5%
U.S. Treasury Notes, 4.00%, 01/15/27...
2.4
U.S. Treasury Notes, 4.25%, 03/15/27...
2.2
U.S. Treasury Notes, 4.50%, 05/15/27...
1.9
U.S. Treasury Notes, 4.38%, 07/31/26...
1.9
U.S. Treasury Notes, 3.75%, 04/15/26...
1.8
U.S. Treasury Notes, 3.63%, 05/15/26...
1.7
U.S. Treasury Notes, 4.63%, 06/15/27...
1.7
U.S. Treasury Notes, 4.50%, 04/15/27...
1.6
U.S. Treasury Notes, 0.75%, 08/31/26...
1.6

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares 1-3 Year Treasury Bond ETF

Annual Shareholder Report — February 28, 2025

SHY-02/25-AR

iShares 3-7 Year Treasury Bond ETF

IEI | NASDAQ

Annual Shareholder Report — February 28, 2025

This annual shareholder report contains important information about iShares 3-7 Year Treasury Bond ETF (the “Fund”) for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 3-7 Year Treasury Bond ETF	$15	0.15%

How did the Fund perform last year?

  For the reporting period ended February 28, 2025, the Fund returned 5.27%.

  For the same period, the ICE BofA US Broad Market Index returned 5.84% and the ICE® U.S. Treasury 3-7 Year Bond Index returned 5.40%.

What contributed to performance?

Fixed income prices gained amid a generally positive economic backdrop, although the end of the reporting period saw increased volatility due to the presidential election and the economic implications of the new administration's policies. Slowing inflationary trends led the U.S. Federal Reserve Bank to lower the federal funds rate three times during the reporting period. However, the central bank hit pause at its January meeting, stating it needed to see further progress on inflation before cutting rates any further. The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) normalized during the period as yields on longer-term bonds moved higher. (Bond yields move inversely to prices.) In this environment, shorter-term Treasuries outperformed their longer-dated counterparts.

What detracted from performance?

There were no meaningful detractors from the Fund's performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: March 1, 2015 through February 28, 2025

Initial Investment of $10,000

	Fund	ICE BofA US Broad Market Index	ICE® U.S. Treasury 3-7 Year Bond Index
Mar 15	$10,078	$10,050	$10,078
Apr 15	$10,064	$10,012	$10,065
May 15	$10,070	$9,988	$10,074
Jun 15	$10,018	$9,880	$10,021
Jul 15	$10,074	$9,951	$10,077
Aug 15	$10,081	$9,936	$10,087
Sep 15	$10,183	$10,003	$10,189
Oct 15	$10,135	$10,007	$10,140
Nov 15	$10,094	$9,978	$10,100
Dec 15	$10,070	$9,945	$10,076
Jan 16	$10,278	$10,088	$10,287
Feb 16	$10,338	$10,163	$10,346
Mar 16	$10,364	$10,251	$10,373
Apr 16	$10,353	$10,289	$10,365
May 16	$10,333	$10,294	$10,345
Jun 16	$10,514	$10,485	$10,527
Jul 16	$10,516	$10,553	$10,531
Aug 16	$10,453	$10,538	$10,468
Sep 16	$10,478	$10,529	$10,495
Oct 16	$10,416	$10,444	$10,435
Nov 16	$10,195	$10,194	$10,215
Dec 16	$10,192	$10,205	$10,212
Jan 17	$10,217	$10,229	$10,238
Feb 17	$10,250	$10,298	$10,271
Mar 17	$10,256	$10,294	$10,277
Apr 17	$10,325	$10,372	$10,348
May 17	$10,374	$10,454	$10,399
Jun 17	$10,338	$10,445	$10,363
Jul 17	$10,378	$10,488	$10,404
Aug 17	$10,452	$10,586	$10,481
Sep 17	$10,374	$10,532	$10,403
Oct 17	$10,356	$10,539	$10,385
Nov 17	$10,314	$10,526	$10,345
Dec 17	$10,313	$10,574	$10,345
Jan 18	$10,188	$10,452	$10,218
Feb 18	$10,150	$10,354	$10,182
Mar 18	$10,213	$10,421	$10,248
Apr 18	$10,136	$10,345	$10,170
May 18	$10,215	$10,418	$10,250
Jun 18	$10,208	$10,406	$10,244
Jul 18	$10,179	$10,408	$10,216
Aug 18	$10,251	$10,475	$10,289
Sep 18	$10,180	$10,408	$10,219
Oct 18	$10,183	$10,327	$10,224
Nov 18	$10,266	$10,387	$10,308
Dec 18	$10,453	$10,579	$10,497
Jan 19	$10,504	$10,687	$10,549
Feb 19	$10,488	$10,686	$10,533
Mar 19	$10,640	$10,896	$10,689
Apr 19	$10,643	$10,897	$10,690
May 19	$10,829	$11,095	$10,879
Jun 19	$10,933	$11,239	$10,985
Jul 19	$10,905	$11,268	$10,956
Aug 19	$11,141	$11,575	$11,193
Sep 19	$11,074	$11,506	$11,128
Oct 19	$11,105	$11,537	$11,160
Nov 19	$11,068	$11,531	$11,123
Dec 19	$11,057	$11,519	$11,115
Jan 20	$11,250	$11,752	$11,310
Feb 20	$11,465	$11,966	$11,528
Mar 20	$11,753	$11,881	$11,822
Apr 20	$11,775	$12,089	$11,846
May 20	$11,804	$12,150	$11,877
Jun 20	$11,820	$12,232	$11,894
Jul 20	$11,861	$12,421	$11,938
Aug 20	$11,838	$12,318	$11,916
Sep 20	$11,844	$12,317	$11,924
Oct 20	$11,789	$12,256	$11,870
Nov 20	$11,808	$12,376	$11,889
Dec 20	$11,818	$12,390	$11,901
Jan 21	$11,785	$12,293	$11,862
Feb 21	$11,651	$12,074	$11,704
Mar 21	$11,557	$11,946	$11,639
Apr 21	$11,614	$12,049	$11,699
May 21	$11,648	$12,085	$11,738
Jun 21	$11,636	$12,187	$11,724
Jul 21	$11,748	$12,318	$11,839
Aug 21	$11,721	$12,302	$11,812
Sep 21	$11,623	$12,184	$11,714
Oct 21	$11,528	$12,186	$11,620
Nov 21	$11,564	$12,234	$11,656
Dec 21	$11,521	$12,194	$11,615
Jan 22	$11,353	$11,938	$11,445
Feb 22	$11,294	$11,787	$11,386
Mar 22	$10,941	$11,457	$11,032
Apr 22	$10,725	$11,036	$10,815
May 22	$10,803	$11,084	$10,896
Jun 22	$10,718	$10,935	$10,812
Jul 22	$10,902	$11,188	$11,000
Aug 22	$10,614	$10,884	$10,711
Sep 22	$10,303	$10,404	$10,398
Oct 22	$10,246	$10,262	$10,342
Nov 22	$10,473	$10,634	$10,572
Dec 22	$10,416	$10,589	$10,533
Jan 23	$10,638	$10,908	$10,739
Feb 23	$10,402	$10,634	$10,501
Mar 23	$10,699	$10,904	$10,801
Apr 23	$10,772	$10,973	$10,876
May 23	$10,674	$10,854	$10,777
Jun 23	$10,543	$10,815	$10,644
Jul 23	$10,551	$10,805	$10,655
Aug 23	$10,546	$10,738	$10,651
Sep 23	$10,415	$10,471	$10,518
Oct 23	$10,355	$10,309	$10,459
Nov 23	$10,627	$10,761	$10,736
Dec 23	$10,877	$11,160	$10,990
Jan 24	$10,910	$11,147	$11,023
Feb 24	$10,760	$10,994	$10,872
Mar 24	$10,808	$11,087	$10,922
Apr 24	$10,624	$10,819	$10,736
May 24	$10,761	$11,003	$10,876
Jun 24	$10,864	$11,108	$10,982
Jul 24	$11,101	$11,365	$11,223
Aug 24	$11,229	$11,528	$11,354
Sep 24	$11,347	$11,682	$11,475
Oct 24	$11,103	$11,396	$11,229
Nov 24	$11,169	$11,512	$11,297
Dec 24	$11,073	$11,325	$11,201
Jan 25	$11,138	$11,390	$11,268
Feb 25	$11,327	$11,637	$11,459

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
Fund NAV...
	5.27%	(0.24)%	1.25%
ICE BofA US Broad Market Index...
	5.84	(0.56)	1.53
ICE® U.S. Treasury 3-7 Year Bond Index...
	5.40	(0.12)	1.37

Key Fund statistics

Net Assets...
$15,920,674,051
Number of Portfolio Holdings...
102
Net Investment Advisory Fees...
$21,438,853
Portfolio Turnover Rate...
35%

The Fund has added the ICE BofA US Broad Market Index in response to new regulatory requirements.

The performance of the ICE® U.S. Treasury 3-7 Year Bond Index in this report reflects the performance of the Barclays U.S. 3-7 Year Treasury Bond Index through March 31, 2016 and, beginning on April 1, 2016, the performance of the ICE® U.S. Treasury 3-7 Year Bond Index.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE® U.S. Treasury 3-7 Year Bond Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of February 28, 2025)

Maturity allocation

Ten largest holdings

Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
1-2 Years...
0.0%Footnote Reference(b)
2-3 Years...
0.7
3-4 Years...
33.8
4-5 Years...
27.0
5-6 Years...
20.4
6-7 Years...
18.1
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Notes, 2.63%, 02/15/29...
4.1%
U.S. Treasury Notes, 1.38%, 10/31/28...
3.7
U.S. Treasury Notes, 4.38%, 11/30/30...
3.6
U.S. Treasury Notes, 1.25%, 09/30/28...
3.4
U.S. Treasury Notes, 1.00%, 07/31/28...
3.2
U.S. Treasury Notes, 2.88%, 08/15/28...
3.1
U.S. Treasury Notes, 2.38%, 05/15/29...
2.9
U.S. Treasury Notes, 3.13%, 11/15/28...
2.9
U.S. Treasury Notes, 4.13%, 08/31/30...
2.3
U.S. Treasury Notes, 1.38%, 11/15/31...
2.2

Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares 3-7 Year Treasury Bond ETF

Annual Shareholder Report — February 28, 2025

IEI-02/25-AR

iShares 7-10 Year Treasury Bond ETF

IEF | NASDAQ

Annual Shareholder Report — February 28, 2025

This annual shareholder report contains important information about iShares 7-10 Year Treasury Bond ETF (the “Fund”) for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 7-10 Year Treasury Bond ETF	$15	0.15%

How did the Fund perform last year?

  For the reporting period ended February 28, 2025, the Fund returned 4.98%.

  For the same period, the ICE BofA US Broad Market Index returned 5.84% and the ICE® U.S. Treasury 7-10 Year Bond Index returned 5.11%.

What contributed to performance?

Fixed income prices gained amid a generally positive economic backdrop, although the end of the reporting period saw increased volatility due to the presidential election and the economic implications of the new administration's policies. Slowing inflationary trends led the U.S. Federal Reserve Bank to lower the federal funds rate three times during the reporting period. However, the central bank hit pause at its January meeting, stating it needed to see further progress on inflation before cutting rates any further. The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) normalized during the period as yields on longer-term bonds moved higher. (Bond yields move inversely to prices.) In this environment, shorter-term Treasuries outperformed their longer-dated counterparts.

What detracted from performance?

There were no meaningful detractors from the Fund's performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: March 1, 2015 through February 28, 2025

Initial Investment of $10,000

	Fund	ICE BofA US Broad Market Index	ICE® U.S. Treasury 7-10 Year Bond Index
Mar 15	$10,086	$10,050	$10,086
Apr 15	$10,025	$10,012	$10,025
May 15	$10,004	$9,988	$10,006
Jun 15	$9,839	$9,880	$9,841
Jul 15	$9,958	$9,951	$9,961
Aug 15	$9,986	$9,936	$9,987
Sep 15	$10,130	$10,003	$10,134
Oct 15	$10,069	$10,007	$10,073
Nov 15	$10,026	$9,978	$10,030
Dec 15	$9,993	$9,945	$9,998
Jan 16	$10,307	$10,088	$10,313
Feb 16	$10,465	$10,163	$10,467
Mar 16	$10,461	$10,251	$10,465
Apr 16	$10,450	$10,289	$10,454
May 16	$10,444	$10,294	$10,446
Jun 16	$10,753	$10,485	$10,757
Jul 16	$10,781	$10,553	$10,788
Aug 16	$10,689	$10,538	$10,695
Sep 16	$10,692	$10,529	$10,699
Oct 16	$10,538	$10,444	$10,545
Nov 16	$10,112	$10,194	$10,120
Dec 16	$10,093	$10,205	$10,102
Jan 17	$10,106	$10,229	$10,117
Feb 17	$10,184	$10,298	$10,194
Mar 17	$10,190	$10,294	$10,199
Apr 17	$10,300	$10,372	$10,312
May 17	$10,391	$10,454	$10,402
Jun 17	$10,330	$10,445	$10,341
Jul 17	$10,367	$10,488	$10,380
Aug 17	$10,519	$10,586	$10,532
Sep 17	$10,372	$10,532	$10,388
Oct 17	$10,353	$10,539	$10,368
Nov 17	$10,322	$10,526	$10,338
Dec 17	$10,342	$10,574	$10,362
Jan 18	$10,116	$10,452	$10,136
Feb 18	$10,022	$10,354	$10,042
Mar 18	$10,145	$10,421	$10,168
Apr 18	$10,020	$10,345	$10,042
May 18	$10,128	$10,418	$10,151
Jun 18	$10,131	$10,406	$10,157
Jul 18	$10,075	$10,408	$10,098
Aug 18	$10,187	$10,475	$10,211
Sep 18	$10,051	$10,408	$10,077
Oct 18	$10,017	$10,327	$10,041
Nov 18	$10,152	$10,387	$10,176
Dec 18	$10,427	$10,579	$10,455
Jan 19	$10,502	$10,687	$10,530
Feb 19	$10,463	$10,686	$10,491
Mar 19	$10,724	$10,896	$10,755
Apr 19	$10,676	$10,897	$10,707
May 19	$10,995	$11,095	$11,028
Jun 19	$11,145	$11,239	$11,180
Jul 19	$11,132	$11,268	$11,168
Aug 19	$11,572	$11,575	$11,612
Sep 19	$11,445	$11,506	$11,484
Oct 19	$11,463	$11,537	$11,502
Nov 19	$11,387	$11,531	$11,427
Dec 19	$11,301	$11,519	$11,343
Jan 20	$11,664	$11,752	$11,708
Feb 20	$12,026	$11,966	$12,074
Mar 20	$12,462	$11,881	$12,516
Apr 20	$12,528	$12,089	$12,585
May 20	$12,542	$12,150	$12,600
Jun 20	$12,550	$12,232	$12,608
Jul 20	$12,655	$12,421	$12,715
Aug 20	$12,548	$12,318	$12,609
Sep 20	$12,580	$12,317	$12,642
Oct 20	$12,414	$12,256	$12,478
Nov 20	$12,449	$12,376	$12,514
Dec 20	$12,413	$12,390	$12,477
Jan 21	$12,279	$12,293	$12,331
Feb 21	$11,981	$12,074	$11,990
Mar 21	$11,699	$11,946	$11,759
Apr 21	$11,817	$12,049	$11,879
May 21	$11,863	$12,085	$11,927
Jun 21	$11,988	$12,187	$12,054
Jul 21	$12,224	$12,318	$12,294
Aug 21	$12,179	$12,302	$12,247
Sep 21	$11,983	$12,184	$12,051
Oct 21	$11,926	$12,186	$11,997
Nov 21	$12,056	$12,234	$12,129
Dec 21	$12,007	$12,194	$12,079
Jan 22	$11,745	$11,938	$11,813
Feb 22	$11,696	$11,787	$11,765
Mar 22	$11,225	$11,457	$11,293
Apr 22	$10,757	$11,036	$10,822
May 22	$10,828	$11,084	$10,896
Jun 22	$10,723	$10,935	$10,792
Jul 22	$11,045	$11,188	$11,120
Aug 22	$10,617	$10,884	$10,694
Sep 22	$10,117	$10,404	$10,191
Oct 22	$9,966	$10,262	$10,045
Nov 22	$10,322	$10,634	$10,405
Dec 22	$10,179	$10,589	$10,291
Jan 23	$10,537	$10,908	$10,618
Feb 23	$10,196	$10,634	$10,277
Mar 23	$10,573	$10,904	$10,656
Apr 23	$10,660	$10,973	$10,746
May 23	$10,507	$10,854	$10,592
Jun 23	$10,374	$10,815	$10,458
Jul 23	$10,310	$10,805	$10,396
Aug 23	$10,231	$10,738	$10,318
Sep 23	$9,913	$10,471	$9,996
Oct 23	$9,721	$10,309	$9,804
Nov 23	$10,156	$10,761	$10,243
Dec 23	$10,543	$11,160	$10,638
Jan 24	$10,546	$11,147	$10,641
Feb 24	$10,330	$10,994	$10,422
Mar 24	$10,402	$11,087	$10,495
Apr 24	$10,085	$10,819	$10,176
May 24	$10,265	$11,003	$10,359
Jun 24	$10,393	$11,108	$10,489
Jul 24	$10,693	$11,365	$10,794
Aug 24	$10,841	$11,528	$10,945
Sep 24	$10,984	$11,682	$11,091
Oct 24	$10,618	$11,396	$10,722
Nov 24	$10,719	$11,512	$10,825
Dec 24	$10,478	$11,325	$10,582
Jan 25	$10,548	$11,390	$10,655
Feb 25	$10,845	$11,637	$10,955

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
Fund NAV...
	4.98%	(2.05)%	0.81%
ICE BofA US Broad Market Index...
	5.84	(0.56)	1.53
ICE® U.S. Treasury 7-10 Year Bond Index...
	5.11	(1.93)	0.92

Key Fund statistics

Net Assets...
$33,181,047,442
Number of Portfolio Holdings...
17
Net Investment Advisory Fees...
$46,263,150
Portfolio Turnover Rate...
64%

The Fund has added the ICE BofA US Broad Market Index in response to new regulatory requirements.

The performance of the ICE® U.S. Treasury 7-10 Year Bond Index in this report reflects the performance of the Barclays U.S. 7-10 Year Treasury Bond Index through March 31, 2016 and, beginning on April 1, 2016, the performance of the ICE® U.S. Treasury 7-10 Year Bond Index.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE® U.S. Treasury 7-10 Year Bond Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of February 28, 2025)

Maturity allocation

Ten largest holdings

Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
6-7 Years...
4.7%
7-8 Years...
27.4
8-9 Years...
33.4
9-10 Years...
34.5
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Notes, 4.38%, 05/15/34...
10.1%
U.S. Treasury Notes, 4.00%, 02/15/34...
9.8
U.S. Treasury Notes, 3.88%, 08/15/34...
9.7
U.S. Treasury Notes, 4.50%, 11/15/33...
8.5
U.S. Treasury Notes, 4.25%, 11/15/34...
8.3
U.S. Treasury Notes, 4.13%, 11/15/32...
7.8
U.S. Treasury Notes, 3.88%, 08/15/33...
7.7
U.S. Treasury Notes, 3.50%, 02/15/33...
7.4
U.S. Treasury Notes, 3.38%, 05/15/33...
7.4
U.S. Treasury Notes, 2.75%, 08/15/32...
6.4

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares 7-10 Year Treasury Bond ETF

Annual Shareholder Report — February 28, 2025

IEF-02/25-AR

iShares 10-20 Year Treasury Bond ETF

TLH | NYSE Arca

Annual Shareholder Report — February 28, 2025

This annual shareholder report contains important information about iShares 10-20 Year Treasury Bond ETF (the “Fund”) for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 10-20 Year Treasury Bond ETF	$15	0.15%

How did the Fund perform last year?

  For the reporting period ended February 28, 2025, the Fund returned 4.78%.

  For the same period, the ICE BofA US Broad Market Index returned 5.84% and the ICE® U.S. Treasury 10-20 Year Bond Index returned 4.83%.

What contributed to performance?

Fixed income prices gained amid a generally positive economic backdrop, although the end of the reporting period saw increased volatility due to the presidential election and the economic implications of the new administration's policies. Slowing inflationary trends led the U.S. Federal Reserve Bank to lower the federal funds rate three times during the reporting period. However, the central bank hit pause at its January meeting, stating it needed to see further progress on inflation before cutting rates any further. The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) normalized during the period as yields on longer-term bonds moved higher. (Bond yields move inversely to prices.) In this environment, shorter-term Treasuries outperformed their longer-dated counterparts.

What detracted from performance?

There were no meaningful detractors from the Fund's performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: March 1, 2015 through February 28, 2025

Initial Investment of $10,000

	Fund	ICE BofA US Broad Market Index	ICE® U.S. Treasury 10-20 Year Bond Index
Mar 15	$10,099	$10,050	$10,098
Apr 15	$9,986	$10,012	$9,986
May 15	$9,947	$9,988	$9,950
Jun 15	$9,765	$9,880	$9,767
Jul 15	$9,962	$9,951	$9,965
Aug 15	$9,936	$9,936	$9,941
Sep 15	$10,106	$10,003	$10,112
Oct 15	$10,032	$10,007	$10,039
Nov 15	$9,989	$9,978	$9,995
Dec 15	$9,967	$9,945	$9,975
Jan 16	$10,311	$10,088	$10,322
Feb 16	$10,501	$10,163	$10,512
Mar 16	$10,522	$10,251	$10,531
Apr 16	$10,492	$10,289	$10,503
May 16	$10,527	$10,294	$10,537
Jun 16	$10,941	$10,485	$10,953
Jul 16	$11,020	$10,553	$11,028
Aug 16	$10,913	$10,538	$10,920
Sep 16	$10,855	$10,529	$10,863
Oct 16	$10,620	$10,444	$10,629
Nov 16	$10,094	$10,194	$10,105
Dec 16	$10,057	$10,205	$10,071
Jan 17	$10,086	$10,229	$10,100
Feb 17	$10,196	$10,298	$10,210
Mar 17	$10,178	$10,294	$10,195
Apr 17	$10,307	$10,372	$10,327
May 17	$10,416	$10,454	$10,435
Jun 17	$10,373	$10,445	$10,391
Jul 17	$10,376	$10,488	$10,396
Aug 17	$10,604	$10,586	$10,626
Sep 17	$10,433	$10,532	$10,457
Oct 17	$10,418	$10,539	$10,441
Nov 17	$10,403	$10,526	$10,428
Dec 17	$10,466	$10,574	$10,493
Jan 18	$10,188	$10,452	$10,211
Feb 18	$10,026	$10,354	$10,049
Mar 18	$10,207	$10,421	$10,234
Apr 18	$10,054	$10,345	$10,078
May 18	$10,189	$10,418	$10,215
Jun 18	$10,191	$10,406	$10,218
Jul 18	$10,093	$10,408	$10,120
Aug 18	$10,226	$10,475	$10,254
Sep 18	$10,028	$10,408	$10,059
Oct 18	$9,909	$10,327	$9,939
Nov 18	$10,072	$10,387	$10,103
Dec 18	$10,455	$10,579	$10,492
Jan 19	$10,533	$10,687	$10,571
Feb 19	$10,467	$10,686	$10,505
Mar 19	$10,851	$10,896	$10,894
Apr 19	$10,735	$10,897	$10,777
May 19	$11,221	$11,095	$11,265
Jun 19	$11,379	$11,239	$11,429
Jul 19	$11,397	$11,268	$11,444
Aug 19	$12,149	$11,575	$12,202
Sep 19	$11,939	$11,506	$11,992
Oct 19	$11,885	$11,537	$11,941
Nov 19	$11,793	$11,531	$11,850
Dec 19	$11,587	$11,519	$11,642
Jan 20	$12,199	$11,752	$12,259
Feb 20	$12,799	$11,966	$12,864
Mar 20	$13,525	$11,881	$13,592
Apr 20	$13,653	$12,089	$13,720
May 20	$13,547	$12,150	$13,613
Jun 20	$13,563	$12,232	$13,626
Jul 20	$13,935	$12,421	$14,000
Aug 20	$13,485	$12,318	$13,556
Sep 20	$13,553	$12,317	$13,612
Oct 20	$13,200	$12,256	$13,259
Nov 20	$13,314	$12,376	$13,373
Dec 20	$13,163	$12,390	$13,221
Jan 21	$12,767	$12,293	$12,798
Feb 21	$12,110	$12,074	$12,027
Mar 21	$11,600	$11,946	$11,645
Apr 21	$11,846	$12,049	$11,897
May 21	$11,831	$12,085	$11,884
Jun 21	$12,222	$12,187	$12,279
Jul 21	$12,616	$12,318	$12,675
Aug 21	$12,592	$12,302	$12,652
Sep 21	$12,270	$12,184	$12,326
Oct 21	$12,333	$12,186	$12,388
Nov 21	$12,600	$12,234	$12,658
Dec 21	$12,461	$12,194	$12,518
Jan 22	$12,038	$11,938	$12,087
Feb 22	$11,911	$11,787	$11,953
Mar 22	$11,323	$11,457	$11,363
Apr 22	$10,451	$11,036	$10,488
May 22	$10,311	$11,084	$10,358
Jun 22	$10,144	$10,935	$10,197
Jul 22	$10,438	$11,188	$10,508
Aug 22	$9,974	$10,884	$10,036
Sep 22	$9,257	$10,404	$9,313
Oct 22	$8,878	$10,262	$8,918
Nov 22	$9,469	$10,634	$9,512
Dec 22	$9,291	$10,589	$9,391
Jan 23	$9,867	$10,908	$9,907
Feb 23	$9,421	$10,634	$9,459
Mar 23	$9,865	$10,904	$9,907
Apr 23	$9,928	$10,973	$9,973
May 23	$9,668	$10,854	$9,713
Jun 23	$9,639	$10,815	$9,682
Jul 23	$9,477	$10,805	$9,520
Aug 23	$9,276	$10,738	$9,315
Sep 23	$8,681	$10,471	$8,717
Oct 23	$8,328	$10,309	$8,360
Nov 23	$8,979	$10,761	$9,016
Dec 23	$9,660	$11,160	$9,701
Jan 24	$9,559	$11,147	$9,601
Feb 24	$9,323	$10,994	$9,363
Mar 24	$9,442	$11,087	$9,484
Apr 24	$8,954	$10,819	$8,993
May 24	$9,197	$11,003	$9,238
Jun 24	$9,332	$11,108	$9,375
Jul 24	$9,667	$11,365	$9,711
Aug 24	$9,831	$11,528	$9,880
Sep 24	$10,040	$11,682	$10,090
Oct 24	$9,547	$11,396	$9,594
Nov 24	$9,715	$11,512	$9,761
Dec 24	$9,274	$11,325	$9,317
Jan 25	$9,339	$11,390	$9,383
Feb 25	$9,768	$11,637	$9,816

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
Fund NAV...
	4.78%	(5.26)%	(0.23)%
ICE BofA US Broad Market Index...
	5.84	(0.56)	1.53
ICE® U.S. Treasury 10-20 Year Bond Index...
	4.83	(5.27)	(0.19)

Key Fund statistics

Net Assets...
$9,809,701,057
Number of Portfolio Holdings...
61
Net Investment Advisory Fees...
$11,400,536
Portfolio Turnover Rate...
28%

The Fund has added the ICE BofA US Broad Market Index in response to new regulatory requirements.

The performance of the ICE® U.S. Treasury 10-20 Year Bond Index in this report reflects the performance of the Barclays U.S. 10-20 Year Treasury Bond Index through June 30, 2016 and, beginning on July 1, 2016, the performance of the ICE® U.S. Treasury 10-20 Year Bond Index.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE® U.S. Treasury 10-20 Year Bond Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of February 28, 2025)

Maturity allocation

Ten largest holdings

Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
4-5 Years...
0.2%
5-6 Years...
0.0Footnote Reference(b)
6-7 Years...
0.0Footnote Reference(b)
7-8 Years...
0.2
9-10 Years...
0.1
10-11 Years...
0.8
11-12 Years...
0.5
12-13 Years...
1.2
13-14 Years...
1.6
14-15 Years...
4.0
15-16 Years...
14.0
16-17 Years...
18.4
17-18 Years...
18.9
18-19 Years...
26.3
19-20 Years...
13.8
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Bonds, 4.75%, 11/15/43...
5.6%
U.S. Treasury Bonds, 4.50%, 02/15/44...
5.6
U.S. Treasury Bonds, 2.00%, 11/15/41...
5.2
U.S. Treasury Bonds, 2.25%, 05/15/41...
4.8
U.S. Treasury Bonds, 1.88%, 02/15/41...
4.7
U.S. Treasury Bonds, 3.88%, 02/15/43...
4.5
U.S. Treasury Bonds, 1.75%, 08/15/41...
4.5
U.S. Treasury Bonds, 2.75%, 08/15/42...
4.3
U.S. Treasury Bonds, 4.13%, 08/15/44...
4.0
U.S. Treasury Bonds, 4.38%, 08/15/43...
3.8

Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares 10-20 Year Treasury Bond ETF

Annual Shareholder Report — February 28, 2025

TLH-02/25-AR

iShares 20+ Year Treasury Bond ETF

TLT | NASDAQ

Annual Shareholder Report — February 28, 2025

This annual shareholder report contains important information about iShares 20+ Year Treasury Bond ETF (the “Fund”) for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 20+ Year Treasury Bond ETF	$15	0.15%

How did the Fund perform last year?

  For the reporting period ended February 28, 2025, the Fund returned 2.33%.

  For the same period, the ICE BofA US Broad Market Index returned 5.84% and the ICE® U.S. Treasury 20+ Year Bond Index returned 2.46%.

What contributed to performance?

Fixed income prices gained amid a generally positive economic backdrop, although the end of the reporting period saw increased volatility due to the presidential election and the economic implications of the new administration's policies. Slowing inflationary trends led the U.S. Federal Reserve Bank to lower the federal funds rate three times during the reporting period. However, the central bank hit pause at its January meeting, stating it needed to see further progress on inflation before cutting rates any further. The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) normalized during the period as yields on longer-term bonds moved higher. (Bond yields move inversely to prices.) In this environment, shorter-term Treasuries outperformed their longer-dated counterparts.

What detracted from performance?

There were no meaningful detractors from the Fund's performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: March 1, 2015 through February 28, 2025

Initial Investment of $10,000

	Fund	ICE BofA US Broad Market Index	ICE® U.S. Treasury 20+ Year Bond Index
Mar 15	$10,120	$10,050	$10,120
Apr 15	$9,774	$10,012	$9,774
May 15	$9,596	$9,988	$9,600
Jun 15	$9,200	$9,880	$9,203
Jul 15	$9,543	$9,951	$9,546
Aug 15	$9,543	$9,936	$9,548
Sep 15	$9,686	$10,003	$9,692
Oct 15	$9,636	$10,007	$9,642
Nov 15	$9,552	$9,978	$9,558
Dec 15	$9,553	$9,945	$9,558
Jan 16	$10,051	$10,088	$10,058
Feb 16	$10,367	$10,163	$10,372
Mar 16	$10,366	$10,251	$10,370
Apr 16	$10,303	$10,289	$10,311
May 16	$10,397	$10,294	$10,405
Jun 16	$11,084	$10,485	$11,095
Jul 16	$11,325	$10,553	$11,339
Aug 16	$11,221	$10,538	$11,231
Sep 16	$11,022	$10,529	$11,034
Oct 16	$10,552	$10,444	$10,563
Nov 16	$9,739	$10,194	$9,750
Dec 16	$9,683	$10,205	$9,696
Jan 17	$9,723	$10,229	$9,734
Feb 17	$9,879	$10,298	$9,892
Mar 17	$9,821	$10,294	$9,833
Apr 17	$9,973	$10,372	$9,988
May 17	$10,181	$10,454	$10,195
Jun 17	$10,228	$10,445	$10,244
Jul 17	$10,156	$10,488	$10,172
Aug 17	$10,522	$10,586	$10,539
Sep 17	$10,284	$10,532	$10,302
Oct 17	$10,279	$10,539	$10,297
Nov 17	$10,360	$10,526	$10,379
Dec 17	$10,547	$10,574	$10,568
Jan 18	$10,200	$10,452	$10,217
Feb 18	$9,883	$10,354	$9,902
Mar 18	$10,190	$10,421	$10,213
Apr 18	$9,991	$10,345	$10,011
May 18	$10,210	$10,418	$10,231
Jun 18	$10,232	$10,406	$10,254
Jul 18	$10,070	$10,408	$10,093
Aug 18	$10,231	$10,475	$10,256
Sep 18	$9,916	$10,408	$9,943
Oct 18	$9,599	$10,327	$9,626
Nov 18	$9,780	$10,387	$9,807
Dec 18	$10,328	$10,579	$10,359
Jan 19	$10,392	$10,687	$10,423
Feb 19	$10,261	$10,686	$10,294
Mar 19	$10,811	$10,896	$10,848
Apr 19	$10,611	$10,897	$10,646
May 19	$11,326	$11,095	$11,366
Jun 19	$11,467	$11,239	$11,512
Jul 19	$11,488	$11,268	$11,533
Aug 19	$12,736	$11,575	$12,789
Sep 19	$12,398	$11,506	$12,450
Oct 19	$12,282	$11,537	$12,336
Nov 19	$12,222	$11,531	$12,276
Dec 19	$11,870	$11,519	$11,922
Jan 20	$12,704	$11,752	$12,765
Feb 20	$13,574	$11,966	$13,643
Mar 20	$14,531	$11,881	$14,603
Apr 20	$14,697	$12,089	$14,774
May 20	$14,395	$12,150	$14,473
Jun 20	$14,423	$12,232	$14,501
Jul 20	$15,060	$12,421	$15,140
Aug 20	$14,372	$12,318	$14,449
Sep 20	$14,445	$12,317	$14,524
Oct 20	$13,998	$12,256	$14,074
Nov 20	$14,176	$12,376	$14,254
Dec 20	$13,998	$12,390	$14,076
Jan 21	$13,477	$12,293	$13,515
Feb 21	$12,700	$12,074	$12,601
Mar 21	$12,041	$11,946	$12,109
Apr 21	$12,333	$12,049	$12,406
May 21	$12,340	$12,085	$12,412
Jun 21	$12,878	$12,187	$12,952
Jul 21	$13,353	$12,318	$13,434
Aug 21	$13,318	$12,302	$13,400
Sep 21	$12,926	$12,184	$13,005
Oct 21	$13,229	$12,186	$13,311
Nov 21	$13,615	$12,234	$13,694
Dec 21	$13,332	$12,194	$13,409
Jan 22	$12,819	$11,938	$12,894
Feb 22	$12,609	$11,787	$12,681
Mar 22	$11,925	$11,457	$11,992
Apr 22	$10,797	$11,036	$10,860
May 22	$10,554	$11,084	$10,617
Jun 22	$10,405	$10,935	$10,467
Jul 22	$10,671	$11,188	$10,736
Aug 22	$10,184	$10,884	$10,249
Sep 22	$9,352	$10,404	$9,413
Oct 22	$8,766	$10,262	$8,823
Nov 22	$9,405	$10,634	$9,466
Dec 22	$9,145	$10,589	$9,284
Jan 23	$9,862	$10,908	$9,923
Feb 23	$9,377	$10,634	$9,436
Mar 23	$9,827	$10,904	$9,889
Apr 23	$9,867	$10,973	$9,931
May 23	$9,575	$10,854	$9,638
Jun 23	$9,591	$10,815	$9,654
Jul 23	$9,357	$10,805	$9,419
Aug 23	$9,063	$10,738	$9,125
Sep 23	$8,340	$10,471	$8,399
Oct 23	$7,890	$10,309	$7,946
Nov 23	$8,669	$10,761	$8,732
Dec 23	$9,416	$11,160	$9,484
Jan 24	$9,202	$11,147	$9,271
Feb 24	$8,996	$10,994	$9,064
Mar 24	$9,074	$11,087	$9,142
Apr 24	$8,495	$10,819	$8,557
May 24	$8,743	$11,003	$8,808
Jun 24	$8,895	$11,108	$8,962
Jul 24	$9,214	$11,365	$9,287
Aug 24	$9,420	$11,528	$9,497
Sep 24	$9,597	$11,682	$9,677
Oct 24	$9,078	$11,396	$9,154
Nov 24	$9,248	$11,512	$9,327
Dec 24	$8,678	$11,325	$8,753
Jan 25	$8,718	$11,390	$8,792
Feb 25	$9,206	$11,637	$9,287

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
Fund NAV...
	2.33%	(7.47)%	(0.82)%
ICE BofA US Broad Market Index...
	5.84	(0.56)	1.53
ICE® U.S. Treasury 20+ Year Bond Index...
	2.46	(7.40)	(0.74)

Key Fund statistics

Net Assets...
$52,834,176,884
Number of Portfolio Holdings...
48
Net Investment Advisory Fees...
$81,063,854
Portfolio Turnover Rate...
19%

The Fund has added the ICE BofA US Broad Market Index in response to new regulatory requirements.

The performance of the ICE® U.S. Treasury 20+ Year Bond Index in this report reflects the performance of the Barclays U.S. 20+ Year Treasury Bond Index through March 31, 2016 and, beginning on April 1, 2016, the performance of the ICE® U.S. Treasury 20+ Year Bond Index.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE® U.S. Treasury 20+ Year Bond Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of February 28, 2025)

Maturity allocation

Ten largest holdings

Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
15-20 Years...
1.1%
20-25 Years...
34.5
25-30 Years...
64.4
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Bonds, 2.00%, 08/15/51...
6.5%
U.S. Treasury Bonds, 1.88%, 02/15/51...
6.4
U.S. Treasury Bonds, 1.88%, 11/15/51...
5.3
U.S. Treasury Bonds, 4.13%, 08/15/53...
4.7
U.S. Treasury Bonds, 4.75%, 11/15/53...
4.6
U.S. Treasury Bonds, 1.63%, 11/15/50...
4.5
U.S. Treasury Bonds, 4.63%, 05/15/54...
4.5
U.S. Treasury Bonds, 4.25%, 08/15/54...
4.3
U.S. Treasury Bonds, 4.25%, 02/15/54...
4.1
U.S. Treasury Bonds, 3.63%, 05/15/53...
3.9

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares 20+ Year Treasury Bond ETF

Annual Shareholder Report — February 28, 2025

TLT-02/25-AR

iShares 25+ Year Treasury STRIPS Bond ETF

GOVZ | Cboe BZX Exchange

Annual Shareholder Report — February 28, 2025

This annual shareholder report contains important information about iShares 25+ Year Treasury STRIPS Bond ETF (the “Fund”) for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 25+ Year Treasury STRIPS Bond ETF	$10	0.10%

How did the Fund perform last year?

  For the reporting period ended February 28, 2025, the Fund returned –1.70%.

  For the same period, the ICE BofA US Broad Market Index returned 5.84% and the ICE® BofA® Long US Treasury Principal STRIPS Index returned -1.62%.

What contributed to performance?

Fixed income prices gained amid a generally positive economic backdrop, although the end of the reporting period saw increased volatility due to the presidential election and the economic implications of the new administration's policies. Slowing inflationary trends led the U.S. Federal Reserve Bank to lower the federal funds rate three times during the reporting period. However, the central bank hit pause at its January meeting, stating it needed to see further progress on inflation before cutting rates any further. The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) normalized during the period as yields on longer-term bonds moved higher. (Bond yields move inversely to prices.) In this environment, shorter-term Treasuries outperformed their longer-dated counterparts.

What detracted from performance?

There were no meaningful detractors from the Fund's performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 22, 2020 through February 28, 2025

Initial Investment of $10,000

	Fund	ICE BofA US Broad Market Index	ICE® BofA® Long US Treasury Principal STRIPS Index
Sep 20	$9,912	$9,981	$9,911
Oct 20	$9,473	$9,932	$9,470
Nov 20	$9,654	$10,029	$9,647
Dec 20	$9,494	$10,040	$9,490
Jan 21	$8,981	$9,962	$8,941
Feb 21	$8,267	$9,784	$8,108
Mar 21	$7,660	$9,681	$7,658
Apr 21	$7,926	$9,764	$7,920
May 21	$7,935	$9,793	$7,933
Jun 21	$8,467	$9,876	$8,467
Jul 21	$8,898	$9,983	$8,894
Aug 21	$8,868	$9,969	$8,864
Sep 21	$8,523	$9,873	$8,520
Oct 21	$8,935	$9,876	$8,938
Nov 21	$9,312	$9,914	$9,307
Dec 21	$9,020	$9,882	$9,017
Jan 22	$8,571	$9,675	$8,565
Feb 22	$8,386	$9,552	$8,375
Mar 22	$7,854	$9,285	$7,845
Apr 22	$6,812	$8,944	$6,791
May 22	$6,532	$8,982	$6,509
Jun 22	$6,440	$8,861	$6,416
Jul 22	$6,597	$9,066	$6,568
Aug 22	$6,252	$8,820	$6,228
Sep 22	$5,564	$8,431	$5,542
Oct 22	$4,990	$8,316	$4,969
Nov 22	$5,505	$8,618	$5,468
Dec 22	$5,291	$8,581	$5,313
Jan 23	$5,874	$8,839	$5,829
Feb 23	$5,515	$8,618	$5,470
Mar 23	$5,816	$8,836	$5,771
Apr 23	$5,811	$8,893	$5,764
May 23	$5,563	$8,796	$5,513
Jun 23	$5,631	$8,764	$5,581
Jul 23	$5,408	$8,756	$5,357
Aug 23	$5,133	$8,702	$5,086
Sep 23	$4,497	$8,485	$4,457
Oct 23	$4,084	$8,354	$4,043
Nov 23	$4,735	$8,721	$4,690
Dec 23	$5,343	$9,044	$5,294
Jan 24	$5,081	$9,033	$5,039
Feb 24	$4,949	$8,910	$4,909
Mar 24	$4,987	$8,985	$4,945
Apr 24	$4,484	$8,768	$4,445
May 24	$4,661	$8,916	$4,620
Jun 24	$4,780	$9,002	$4,738
Jul 24	$4,995	$9,210	$4,954
Aug 24	$5,172	$9,342	$5,130
Sep 24	$5,283	$9,467	$5,243
Oct 24	$4,894	$9,235	$4,859
Nov 24	$5,022	$9,329	$4,984
Dec 24	$4,502	$9,177	$4,470
Jan 25	$4,468	$9,230	$4,435
Feb 25	$4,865	$9,430	$4,829

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	(1.70)%	(14.99)%
ICE BofA US Broad Market Index...
	5.84	(1.31)
ICE®BofA® Long US Treasury Principal STRIPS Index...
	(1.62)	(15.12)

Key Fund statistics

Net Assets...
$303,672,935
Number of Portfolio Holdings...
24
Net Investment Advisory Fees...
$286,070
Portfolio Turnover Rate...
22%

The Fund has added the ICE BofA US Broad Market Index in response to new regulatory requirements.

The inception date of the Fund was September 22, 2020.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE® BofA® Long US Treasury Principal STRIPS Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of February 28, 2025)

Maturity allocation

Ten largest holdings

Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
20-25 Years...
4.2%
25-30 Years...
95.8
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Bonds Principal STRIPS
0.00%, 02/15/52...
9.0%
0.00%, 11/15/50...
8.2
0.00%, 02/15/51...
7.4
0.00%, 08/15/51...
6.8
0.00%, 08/15/50...
6.1
0.00%, 11/15/51...
5.4
0.00%, 02/15/54...
4.9
0.00%, 08/15/53...
4.8
0.00%, 11/15/53...
4.8
0.00%, 05/15/54...
4.8

Footnote	Description
Footnote(a)	Excludes money market funds.

Material fund changes

This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after February 28, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

The net expense ratio increased from the prior fiscal year end primarily due to the contractual fee waiver expiring during the prior fiscal year.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares 25+ Year Treasury STRIPS Bond ETF

Annual Shareholder Report — February 28, 2025

GOVZ-02/25-AR

iShares Short Treasury Bond ETF

SHV | NASDAQ

Annual Shareholder Report — February 28, 2025

This annual shareholder report contains important information about iShares Short Treasury Bond ETF (the “Fund”) for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Short Treasury Bond ETF	$15	0.15%

How did the Fund perform last year?

  For the reporting period ended February 28, 2025, the Fund returned 5.05%.

  For the same period, the ICE BofA US Broad Market Index returned 5.84% and the ICE® Short US Treasury Securities Index returned 4.44%.

What contributed to performance?

Fixed income prices gained amid a generally positive economic backdrop, although the end of the reporting period saw increased volatility due to the presidential election and the economic implications of the new administration's policies. Slowing inflationary trends led the U.S. Federal Reserve Bank to lower the federal funds rate three times during the reporting period. However, the central bank hit pause at its January meeting, stating it needed to see further progress on inflation before cutting rates any further. The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) normalized during the period as yields on longer-term bonds moved higher. (Bond yields move inversely to prices.) In this environment, shorter-term Treasuries outperformed their longer-dated counterparts.

What detracted from performance?

There were no meaningful detractors from the Fund's performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: March 1, 2015 through February 28, 2025

Initial Investment of $10,000

	Fund	ICE BofA US Broad Market Index	ICE® Short US Treasury Securities Index
Mar 15	$10,001	$10,050	$10,001
Apr 15	$10,002	$10,012	$10,003
May 15	$10,001	$9,988	$10,004
Jun 15	$10,002	$9,880	$10,006
Jul 15	$10,001	$9,951	$10,006
Aug 15	$10,001	$9,936	$10,006
Sep 15	$10,005	$10,003	$10,012
Oct 15	$10,001	$10,007	$10,010
Nov 15	$9,997	$9,978	$10,007
Dec 15	$9,997	$9,945	$10,009
Jan 16	$10,002	$10,088	$10,016
Feb 16	$10,007	$10,163	$10,020
Mar 16	$10,013	$10,251	$10,027
Apr 16	$10,017	$10,289	$10,033
May 16	$10,017	$10,294	$10,033
Jun 16	$10,027	$10,485	$10,043
Jul 16	$10,027	$10,553	$10,046
Aug 16	$10,028	$10,538	$10,048
Sep 16	$10,033	$10,529	$10,054
Oct 16	$10,036	$10,444	$10,057
Nov 16	$10,034	$10,194	$10,058
Dec 16	$10,040	$10,205	$10,063
Jan 17	$10,046	$10,229	$10,070
Feb 17	$10,051	$10,298	$10,075
Mar 17	$10,048	$10,294	$10,075
Apr 17	$10,051	$10,372	$10,081
May 17	$10,056	$10,454	$10,086
Jun 17	$10,062	$10,445	$10,093
Jul 17	$10,072	$10,488	$10,103
Aug 17	$10,081	$10,586	$10,114
Sep 17	$10,086	$10,532	$10,122
Oct 17	$10,093	$10,539	$10,129
Nov 17	$10,098	$10,526	$10,136
Dec 17	$10,105	$10,574	$10,145
Jan 18	$10,114	$10,452	$10,156
Feb 18	$10,122	$10,354	$10,164
Mar 18	$10,134	$10,421	$10,179
Apr 18	$10,145	$10,345	$10,191
May 18	$10,162	$10,418	$10,209
Jun 18	$10,177	$10,406	$10,225
Jul 18	$10,193	$10,408	$10,242
Aug 18	$10,210	$10,475	$10,261
Sep 18	$10,222	$10,408	$10,275
Oct 18	$10,240	$10,327	$10,294
Nov 18	$10,259	$10,387	$10,315
Dec 18	$10,281	$10,579	$10,338
Jan 19	$10,305	$10,687	$10,362
Feb 19	$10,322	$10,686	$10,381
Mar 19	$10,345	$10,896	$10,406
Apr 19	$10,365	$10,897	$10,426
May 19	$10,389	$11,095	$10,452
Jun 19	$10,416	$11,239	$10,480
Jul 19	$10,431	$11,268	$10,496
Aug 19	$10,456	$11,575	$10,523
Sep 19	$10,471	$11,506	$10,539
Oct 19	$10,496	$11,537	$10,564
Nov 19	$10,506	$11,531	$10,577
Dec 19	$10,521	$11,519	$10,593
Jan 20	$10,536	$11,752	$10,609
Feb 20	$10,560	$11,966	$10,634
Mar 20	$10,611	$11,881	$10,686
Apr 20	$10,609	$12,089	$10,685
May 20	$10,608	$12,150	$10,685
Jun 20	$10,608	$12,232	$10,686
Jul 20	$10,610	$12,421	$10,688
Aug 20	$10,608	$12,318	$10,689
Sep 20	$10,609	$12,317	$10,691
Oct 20	$10,608	$12,256	$10,692
Nov 20	$10,609	$12,376	$10,693
Dec 20	$10,608	$12,390	$10,693
Jan 21	$10,608	$12,293	$10,695
Feb 21	$10,608	$12,074	$10,696
Mar 21	$10,609	$11,946	$10,697
Apr 21	$10,608	$12,049	$10,697
May 21	$10,606	$12,085	$10,698
Jun 21	$10,605	$12,187	$10,698
Jul 21	$10,604	$12,318	$10,698
Aug 21	$10,604	$12,302	$10,699
Sep 21	$10,603	$12,184	$10,699
Oct 21	$10,601	$12,186	$10,699
Nov 21	$10,599	$12,234	$10,699
Dec 21	$10,596	$12,194	$10,698
Jan 22	$10,591	$11,938	$10,694
Feb 22	$10,587	$11,787	$10,692
Mar 22	$10,580	$11,457	$10,689
Apr 22	$10,577	$11,036	$10,688
May 22	$10,586	$11,084	$10,697
Jun 22	$10,575	$10,935	$10,690
Jul 22	$10,586	$11,188	$10,698
Aug 22	$10,599	$10,884	$10,711
Sep 22	$10,605	$10,404	$10,720
Oct 22	$10,622	$10,262	$10,734
Nov 22	$10,655	$10,634	$10,764
Dec 22	$10,696	$10,589	$10,800
Jan 23	$10,732	$10,908	$10,833
Feb 23	$10,763	$10,634	$10,862
Mar 23	$10,816	$10,904	$10,910
Apr 23	$10,851	$10,973	$10,941
May 23	$10,887	$10,854	$10,971
Jun 23	$10,935	$10,815	$11,014
Jul 23	$10,980	$10,805	$11,055
Aug 23	$11,029	$10,738	$11,098
Sep 23	$11,077	$10,471	$11,142
Oct 23	$11,126	$10,309	$11,185
Nov 23	$11,180	$10,761	$11,232
Dec 23	$11,235	$11,160	$11,282
Jan 24	$11,282	$11,147	$11,323
Feb 24	$11,322	$10,994	$11,360
Mar 24	$11,372	$11,087	$11,404
Apr 24	$11,416	$10,819	$11,444
May 24	$11,470	$11,003	$11,491
Jun 24	$11,517	$11,108	$11,532
Jul 24	$11,572	$11,365	$11,581
Aug 24	$11,629	$11,528	$11,632
Sep 24	$11,682	$11,682	$11,679
Oct 24	$11,722	$11,396	$11,713
Nov 24	$11,767	$11,512	$11,751
Dec 24	$11,814	$11,325	$11,793
Jan 25	$11,856	$11,390	$11,830
Feb 25	$11,894	$11,637	$11,864

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
Fund NAV...
	5.05%	2.41%	1.75%
ICE BofA US Broad Market Index...
	5.84	(0.56)	1.53
ICE® Short US Treasury Securities Index...
	4.44	2.21	1.72

Key Fund statistics

Net Assets...
$19,438,578,821
Number of Portfolio Holdings...
49
Net Investment Advisory Fees...
$28,124,497
Portfolio Turnover Rate...
139%

The Fund has added the ICE BofA US Broad Market Index in response to new regulatory requirements.

The performance of the ICE® Short US Treasury Securities Index in this report reflects the performance of the Barclays U.S. Short Treasury Bond Index through June 30, 2016 and, beginning on July 1, 2016, the performance of the ICE® Short US Treasury Securities Index.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE® Short US Treasury Securities Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of February 28, 2025)

Portfolio composition

Ten largest holdings

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Obligations...
100.0%
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Bills, 4.56%, 05/15/25...
5.3%
U.S. Treasury Bills, 4.29%, 04/03/25...
4.9
U.S. Treasury Bills, 4.27%, 05/01/25...
4.2
U.S. Treasury Bills, 4.27%, 07/17/25...
4.1
U.S. Treasury Bills, 4.82%, 04/17/25...
4.0
U.S. Treasury Bills, 4.22%, 07/03/25...
3.9
U.S. Treasury Bills, 4.37%, 04/24/25...
3.8
U.S. Treasury Bills, 4.32%, 03/18/25...
3.4
U.S. Treasury Bills, 4.35%, 03/25/25...
3.2
U.S. Treasury Bills, 4.36%, 04/10/25...
3.1

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Short Treasury Bond ETF

Annual Shareholder Report — February 28, 2025

SHV-02/25-AR

iShares California Muni Bond ETF

CMF | NYSE Arca

Annual Shareholder Report — February 28, 2025

This annual shareholder report contains important information about iShares California Muni Bond ETF (the “Fund”) for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares California Muni Bond ETF	$8	0.08%

How did the Fund perform last year?

  For the reporting period ended February 28, 2025, the Fund returned 2.27%.

  For the same period, the ICE AMT-Free US National Municipal Index returned 2.71% and the ICE AMT-Free California Municipal Index returned 2.37%.

What contributed to performance?

Fixed income prices gained amid a generally positive economic backdrop, although the end of the reporting period saw increased volatility due to the presidential election and the economic implications of the new administration’s policies. Slowing inflationary trends led the U.S. Federal Reserve Bank to lower the federal funds rate three times during the reporting period. However, the central bank hit pause at its January meeting, stating it needed to see further progress on inflation before cutting rates any further.

The municipal bond market saw substantially higher new volume on continued strong demand from individual investors during the reporting period. Tax-exempt yields experienced volatility as investors pondered potential changes in tax policies under the new presidential administration.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: March 1, 2015 through February 28, 2025

Initial Investment of $10,000

	Fund	ICE AMT-Free US National Municipal Index	ICE AMT-Free California Municipal Index
Mar 15	$10,031	$10,023	$10,031
Apr 15	$9,964	$9,977	$9,969
May 15	$9,935	$9,944	$9,944
Jun 15	$9,925	$9,936	$9,933
Jul 15	$10,007	$10,010	$10,016
Aug 15	$10,034	$10,030	$10,044
Sep 15	$10,101	$10,092	$10,114
Oct 15	$10,129	$10,129	$10,146
Nov 15	$10,180	$10,172	$10,199
Dec 15	$10,262	$10,244	$10,278
Jan 16	$10,363	$10,353	$10,382
Feb 16	$10,369	$10,361	$10,391
Mar 16	$10,419	$10,397	$10,442
Apr 16	$10,490	$10,468	$10,517
May 16	$10,521	$10,490	$10,551
Jun 16	$10,696	$10,641	$10,726
Jul 16	$10,674	$10,638	$10,711
Aug 16	$10,702	$10,658	$10,740
Sep 16	$10,635	$10,610	$10,674
Oct 16	$10,528	$10,524	$10,572
Nov 16	$10,118	$10,177	$10,159
Dec 16	$10,241	$10,279	$10,278
Jan 17	$10,291	$10,328	$10,333
Feb 17	$10,347	$10,389	$10,391
Mar 17	$10,365	$10,408	$10,414
Apr 17	$10,427	$10,477	$10,479
May 17	$10,583	$10,616	$10,636
Jun 17	$10,561	$10,590	$10,612
Jul 17	$10,635	$10,661	$10,690
Aug 17	$10,720	$10,745	$10,777
Sep 17	$10,671	$10,703	$10,728
Oct 17	$10,690	$10,718	$10,754
Nov 17	$10,634	$10,664	$10,703
Dec 17	$10,738	$10,758	$10,807
Jan 18	$10,623	$10,657	$10,697
Feb 18	$10,576	$10,618	$10,649
Mar 18	$10,609	$10,647	$10,689
Apr 18	$10,573	$10,610	$10,651
May 18	$10,716	$10,721	$10,792
Jun 18	$10,717	$10,732	$10,794
Jul 18	$10,733	$10,759	$10,814
Aug 18	$10,752	$10,773	$10,838
Sep 18	$10,670	$10,714	$10,763
Oct 18	$10,587	$10,651	$10,679
Nov 18	$10,691	$10,762	$10,788
Dec 18	$10,811	$10,874	$10,910
Jan 19	$10,871	$10,953	$10,974
Feb 19	$10,916	$11,011	$11,020
Mar 19	$11,077	$11,163	$11,185
Apr 19	$11,126	$11,202	$11,231
May 19	$11,292	$11,357	$11,404
Jun 19	$11,333	$11,401	$11,449
Jul 19	$11,427	$11,489	$11,545
Aug 19	$11,603	$11,652	$11,723
Sep 19	$11,514	$11,568	$11,633
Oct 19	$11,529	$11,582	$11,651
Nov 19	$11,545	$11,603	$11,668
Dec 19	$11,584	$11,638	$11,709
Jan 20	$11,783	$11,831	$11,909
Feb 20	$11,932	$11,976	$12,058
Mar 20	$11,532	$11,609	$11,673
Apr 20	$11,432	$11,472	$11,572
May 20	$11,827	$11,823	$11,973
Jun 20	$11,855	$11,899	$12,008
Jul 20	$12,030	$12,069	$12,188
Aug 20	$11,968	$12,027	$12,133
Sep 20	$11,956	$12,018	$12,125
Oct 20	$11,920	$11,993	$12,091
Nov 20	$12,075	$12,153	$12,252
Dec 20	$12,114	$12,219	$12,294
Jan 21	$12,159	$12,284	$12,344
Feb 21	$11,939	$12,101	$12,132
Mar 21	$12,015	$12,167	$12,206
Apr 21	$12,105	$12,269	$12,301
May 21	$12,134	$12,311	$12,338
Jun 21	$12,153	$12,341	$12,358
Jul 21	$12,235	$12,424	$12,446
Aug 21	$12,186	$12,384	$12,402
Sep 21	$12,095	$12,298	$12,308
Oct 21	$12,088	$12,286	$12,303
Nov 21	$12,184	$12,379	$12,404
Dec 21	$12,200	$12,395	$12,422
Jan 22	$11,858	$12,081	$12,070
Feb 22	$11,804	$12,028	$12,017
Mar 22	$11,448	$11,690	$11,651
Apr 22	$11,103	$11,383	$11,307
May 22	$11,324	$11,564	$11,531
Jun 22	$11,112	$11,374	$11,315
Jul 22	$11,425	$11,659	$11,640
Aug 22	$11,165	$11,388	$11,371
Sep 22	$10,789	$11,014	$10,985
Oct 22	$10,732	$10,948	$10,927
Nov 22	$11,229	$11,444	$11,433
Dec 22	$11,213	$11,436	$11,429
Jan 23	$11,505	$11,750	$11,735
Feb 23	$11,240	$11,487	$11,465
Mar 23	$11,484	$11,739	$11,717
Apr 23	$11,450	$11,717	$11,679
May 23	$11,365	$11,631	$11,595
Jun 23	$11,456	$11,726	$11,691
Jul 23	$11,484	$11,752	$11,723
Aug 23	$11,368	$11,622	$11,599
Sep 23	$11,085	$11,317	$11,304
Oct 23	$10,966	$11,202	$11,185
Nov 23	$11,588	$11,855	$11,822
Dec 23	$11,840	$12,116	$12,082
Jan 24	$11,824	$12,088	$12,065
Feb 24	$11,825	$12,087	$12,066
Mar 24	$11,797	$12,065	$12,036
Apr 24	$11,670	$11,937	$11,903
May 24	$11,624	$11,901	$11,858
Jun 24	$11,783	$12,077	$12,024
Jul 24	$11,877	$12,175	$12,126
Aug 24	$11,969	$12,267	$12,223
Sep 24	$12,085	$12,382	$12,346
Oct 24	$11,928	$12,216	$12,184
Nov 24	$12,107	$12,406	$12,362
Dec 24	$11,988	$12,265	$12,243
Jan 25	$11,973	$12,294	$12,226
Feb 25	$12,094	$12,415	$12,352

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
Fund NAV...
	2.27%	0.27%	1.92%
ICE AMT-Free US National Municipal Index...
	2.71	0.72	2.19
ICE AMT-Free California Municipal Index...
	2.37	0.48	2.14

Key Fund statistics

Net Assets...
$3,911,434,170
Number of Portfolio Holdings...
1,302
Net Investment Advisory Fees...
$2,533,499
Portfolio Turnover Rate...
13%

The Fund has added the ICE AMT-Free US National Municipal Index in response to new regulatory requirements.

The performance of the ICE AMT-Free California Municipal Index in this report reflects the performance of the S&P California AMT-Free Municipal Bond Index™ through September 14, 2021 and, beginning on September 15, 2021, the performance of the ICE AMT-Free California Municipal Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of February 28, 2025)

Credit quality allocation

Ten largest holdings

S&P Credit RatingFootnote Reference*	Percent of Total InvestmentsFootnote Reference(a)
AAA...
11.9%
AA+...
10.1
AA...
18.0
AA-...
36.3
A+...
4.6
A...
4.0
A-...
0.4
BBB+...
0.1
Not Rated...
14.6
Security	Percent of TotaI InvestmentsFootnote Reference(a)
California Educational Facilities Authority, Series U-6, RB, 5.00%, 05/01/45...
0.8%
California State University, Series 2024A, RB, 5.50%, 11/01/55...
0.7
San Francisco City & County Public Utilities Commission Wastewater, Series 2024C, RB, 5.00%, 10/01/54...
0.6
State of California, GO, 5.00%, 11/01/32...
0.6
University of California, Series 2023BN, RB, 5.50%, 05/15/40...
0.6
Bay Area Toll Authority, Series 2023A, RB, VRDN, 1.35%, 03/03/25...
0.5
Los Angeles Unified School District, Series 2024A, GO, 5.00%, 07/01/34...
0.5
State of California, GO, 5.00%, 09/01/41...
0.5
State of California, GO, 5.00%, 11/01/31...
0.5
San Diego Unified School District, Series 2023A-3, GO, 5.00%, 07/01/48...
0.5

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Material fund changes

This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after February 28, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

The net expense ratio decreased from the prior fiscal year end primarily due to a change in the Fund’s investment advisory agreement during the prior fiscal year.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares California Muni Bond ETF

Annual Shareholder Report — February 28, 2025

CMF-02/25-AR

iShares National Muni Bond ETF

MUB | NYSE Arca

Annual Shareholder Report — February 28, 2025

This annual shareholder report contains important information about iShares National Muni Bond ETF (the “Fund”) for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares National Muni Bond ETF	$5	0.05%

How did the Fund perform last year?

  For the reporting period ended February 28, 2025, the Fund returned 2.52%.

  For the same period, the ICE AMT-Free US National Municipal Index returned 2.71%.

What contributed to performance?

Fixed income prices gained amid a generally positive economic backdrop, although the end of the reporting period saw increased volatility due to the presidential election and the economic implications of the new administration’s policies. Slowing inflationary trends led the U.S. Federal Reserve Bank to lower the federal funds rate three times during the reporting period. However, the central bank hit pause at its January meeting, stating it needed to see further progress on inflation before cutting rates any further.

The municipal bond market saw substantially higher new volume on continued strong demand from individual investors during the reporting period. Tax-exempt yields experienced volatility as investors pondered potential changes in tax policies under the new presidential administration.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: March 1, 2015 through February 28, 2025

Initial Investment of $10,000

	Fund	ICE AMT-Free US National Municipal Index
Mar 15	$10,027	$10,023
Apr 15	$9,968	$9,977
May 15	$9,930	$9,944
Jun 15	$9,921	$9,936
Jul 15	$9,998	$10,010
Aug 15	$10,014	$10,030
Sep 15	$10,079	$10,092
Oct 15	$10,113	$10,129
Nov 15	$10,162	$10,172
Dec 15	$10,241	$10,244
Jan 16	$10,349	$10,353
Feb 16	$10,354	$10,361
Mar 16	$10,393	$10,397
Apr 16	$10,467	$10,468
May 16	$10,496	$10,490
Jun 16	$10,663	$10,641
Jul 16	$10,649	$10,638
Aug 16	$10,671	$10,658
Sep 16	$10,615	$10,610
Oct 16	$10,514	$10,524
Nov 16	$10,135	$10,177
Dec 16	$10,247	$10,279
Jan 17	$10,290	$10,328
Feb 17	$10,349	$10,389
Mar 17	$10,365	$10,408
Apr 17	$10,432	$10,477
May 17	$10,582	$10,616
Jun 17	$10,555	$10,590
Jul 17	$10,629	$10,661
Aug 17	$10,712	$10,745
Sep 17	$10,666	$10,703
Oct 17	$10,679	$10,718
Nov 17	$10,619	$10,664
Dec 17	$10,720	$10,758
Jan 18	$10,608	$10,657
Feb 18	$10,559	$10,618
Mar 18	$10,585	$10,647
Apr 18	$10,545	$10,610
May 18	$10,665	$10,721
Jun 18	$10,673	$10,732
Jul 18	$10,699	$10,759
Aug 18	$10,711	$10,773
Sep 18	$10,643	$10,714
Oct 18	$10,575	$10,651
Nov 18	$10,687	$10,762
Dec 18	$10,813	$10,874
Jan 19	$10,890	$10,953
Feb 19	$10,946	$11,011
Mar 19	$11,110	$11,163
Apr 19	$11,158	$11,202
May 19	$11,319	$11,357
Jun 19	$11,358	$11,401
Jul 19	$11,448	$11,489
Aug 19	$11,623	$11,652
Sep 19	$11,532	$11,568
Oct 19	$11,542	$11,582
Nov 19	$11,562	$11,603
Dec 19	$11,600	$11,638
Jan 20	$11,803	$11,831
Feb 20	$11,955	$11,976
Mar 20	$11,556	$11,609
Apr 20	$11,394	$11,472
May 20	$11,762	$11,823
Jun 20	$11,843	$11,899
Jul 20	$12,019	$12,069
Aug 20	$11,969	$12,027
Sep 20	$11,955	$12,018
Oct 20	$11,926	$11,993
Nov 20	$12,096	$12,153
Dec 20	$12,165	$12,219
Jan 21	$12,225	$12,284
Feb 21	$12,021	$12,101
Mar 21	$12,093	$12,167
Apr 21	$12,197	$12,269
May 21	$12,237	$12,311
Jun 21	$12,270	$12,341
Jul 21	$12,351	$12,424
Aug 21	$12,307	$12,384
Sep 21	$12,219	$12,298
Oct 21	$12,206	$12,286
Nov 21	$12,300	$12,379
Dec 21	$12,316	$12,395
Jan 22	$12,006	$12,081
Feb 22	$11,956	$12,028
Mar 22	$11,627	$11,690
Apr 22	$11,332	$11,383
May 22	$11,517	$11,564
Jun 22	$11,332	$11,374
Jul 22	$11,601	$11,659
Aug 22	$11,340	$11,388
Sep 22	$10,986	$11,014
Oct 22	$10,924	$10,948
Nov 22	$11,404	$11,444
Dec 22	$11,392	$11,436
Jan 23	$11,693	$11,750
Feb 23	$11,439	$11,487
Mar 23	$11,684	$11,739
Apr 23	$11,661	$11,717
May 23	$11,578	$11,631
Jun 23	$11,669	$11,726
Jul 23	$11,694	$11,752
Aug 23	$11,569	$11,622
Sep 23	$11,273	$11,317
Oct 23	$11,161	$11,202
Nov 23	$11,806	$11,855
Dec 23	$12,061	$12,116
Jan 24	$12,035	$12,088
Feb 24	$12,034	$12,087
Mar 24	$12,008	$12,065
Apr 24	$11,889	$11,937
May 24	$11,850	$11,901
Jun 24	$12,014	$12,077
Jul 24	$12,114	$12,175
Aug 24	$12,199	$12,267
Sep 24	$12,313	$12,382
Oct 24	$12,146	$12,216
Nov 24	$12,333	$12,406
Dec 24	$12,194	$12,265
Jan 25	$12,221	$12,294
Feb 25	$12,337	$12,415

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
Fund NAV...
	2.52%	0.63%	2.12%
ICE AMT-Free US National Municipal Index...
	2.71	0.72	2.19

Key Fund statistics

Net Assets...
$40,960,738,640
Number of Portfolio Holdings...
5,907
Net Investment Advisory Fees...
$19,319,482
Portfolio Turnover Rate...
17%

The performance of the ICE AMT-Free US National Municipal Index in this report reflects the performance of the S&P National AMT-Free Municipal Bond Index™ through September 14, 2021 and, beginning on September 15, 2021, the performance of the ICE AMT-Free US National Municipal Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of February 28, 2025)

Credit quality allocation

Ten largest states

S&P Credit RatingFootnote Reference*	Percent of Total InvestmentsFootnote Reference(a)
AAA...
23.1%
AA+...
21.0
AA...
16.3
AA-...
15.8
A+...
5.0
A...
2.6
A-...
5.9
BBB+...
0.3
BBB...
0.4
BB+...
0.0Footnote Reference(b)
Not Rated...
9.6
State	Percent of TotaI InvestmentsFootnote Reference(a)
New York ...
21.9%
California ...
17.2
Texas ...
10.4
New Jersey ...
4.4
Illinois ...
4.4
Massachusetts ...
4.0
Washington ...
3.7
Pennsylvania ...
3.3
Maryland ...
2.6
Georgia ...
2.4

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.
Footnote(b)	Rounds to less than 0.1%.

Material fund changes

This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after February 28, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

The net expense ratio decreased from the prior fiscal year end primarily due to a change in the Fund’s investment advisory agreement during the prior fiscal year.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares National Muni Bond ETF

Annual Shareholder Report — February 28, 2025

MUB-02/25-AR

iShares New York Muni Bond ETF

NYF | NYSE Arca

Annual Shareholder Report — February 28, 2025

This annual shareholder report contains important information about iShares New York Muni Bond ETF (the “Fund”) for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares New York Muni Bond ETF	$25	0.25%

How did the Fund perform last year?

  For the reporting period ended February 28, 2025, the Fund returned 2.42%.

  For the same period, the ICE AMT-Free US National Municipal Index returned 2.71% and the ICE AMT-Free New York Plus Municipal Index returned 2.69%.

What contributed to performance?

Fixed income prices gained amid a generally positive economic backdrop, although the end of the reporting period saw increased volatility due to the presidential election and the economic implications of the new administration’s policies. Slowing inflationary trends led the U.S. Federal Reserve Bank to lower the federal funds rate three times during the reporting period. However, the central bank hit pause at its January meeting, stating it needed to see further progress on inflation before cutting rates any further.

The municipal bond market saw substantially higher new volume on continued strong demand from individual investors during the reporting period. Tax-exempt yields experienced volatility   as investors pondered potential changes in tax policies under the new presidential administration.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: March 1, 2015 through February 28, 2025

Initial Investment of $10,000

	Fund	ICE AMT-Free US National Municipal Index	ICE AMT-Free New York Plus Municipal Index
Mar 15	$10,030	$10,023	$10,030
Apr 15	$9,981	$9,977	$9,981
May 15	$9,956	$9,944	$9,960
Jun 15	$9,944	$9,936	$9,949
Jul 15	$10,023	$10,010	$10,032
Aug 15	$10,048	$10,030	$10,061
Sep 15	$10,097	$10,092	$10,119
Oct 15	$10,136	$10,129	$10,159
Nov 15	$10,181	$10,172	$10,208
Dec 15	$10,264	$10,244	$10,289
Jan 16	$10,370	$10,353	$10,402
Feb 16	$10,379	$10,361	$10,413
Mar 16	$10,415	$10,397	$10,453
Apr 16	$10,491	$10,468	$10,534
May 16	$10,513	$10,490	$10,557
Jun 16	$10,673	$10,641	$10,724
Jul 16	$10,657	$10,638	$10,715
Aug 16	$10,676	$10,658	$10,734
Sep 16	$10,625	$10,610	$10,684
Oct 16	$10,523	$10,524	$10,582
Nov 16	$10,166	$10,177	$10,216
Dec 16	$10,276	$10,279	$10,330
Jan 17	$10,320	$10,328	$10,380
Feb 17	$10,378	$10,389	$10,435
Mar 17	$10,396	$10,408	$10,461
Apr 17	$10,466	$10,477	$10,537
May 17	$10,615	$10,616	$10,687
Jun 17	$10,587	$10,590	$10,659
Jul 17	$10,656	$10,661	$10,735
Aug 17	$10,724	$10,745	$10,806
Sep 17	$10,682	$10,703	$10,763
Oct 17	$10,693	$10,718	$10,773
Nov 17	$10,620	$10,664	$10,701
Dec 17	$10,725	$10,758	$10,809
Jan 18	$10,615	$10,657	$10,698
Feb 18	$10,563	$10,618	$10,644
Mar 18	$10,584	$10,647	$10,671
Apr 18	$10,541	$10,610	$10,626
May 18	$10,655	$10,721	$10,741
Jun 18	$10,663	$10,732	$10,751
Jul 18	$10,682	$10,759	$10,773
Aug 18	$10,692	$10,773	$10,784
Sep 18	$10,618	$10,714	$10,712
Oct 18	$10,550	$10,651	$10,644
Nov 18	$10,660	$10,762	$10,757
Dec 18	$10,786	$10,874	$10,881
Jan 19	$10,864	$10,953	$10,968
Feb 19	$10,921	$11,011	$11,025
Mar 19	$11,082	$11,163	$11,189
Apr 19	$11,128	$11,202	$11,232
May 19	$11,279	$11,357	$11,390
Jun 19	$11,311	$11,401	$11,426
Jul 19	$11,399	$11,489	$11,516
Aug 19	$11,557	$11,652	$11,675
Sep 19	$11,463	$11,568	$11,579
Oct 19	$11,467	$11,582	$11,587
Nov 19	$11,483	$11,603	$11,606
Dec 19	$11,514	$11,638	$11,641
Jan 20	$11,702	$11,831	$11,834
Feb 20	$11,830	$11,976	$11,971
Mar 20	$11,478	$11,609	$11,589
Apr 20	$11,281	$11,472	$11,361
May 20	$11,619	$11,823	$11,717
Jun 20	$11,704	$11,899	$11,819
Jul 20	$11,842	$12,069	$11,962
Aug 20	$11,782	$12,027	$11,904
Sep 20	$11,758	$12,018	$11,875
Oct 20	$11,729	$11,993	$11,848
Nov 20	$11,906	$12,153	$12,038
Dec 20	$11,995	$12,219	$12,136
Jan 21	$12,055	$12,284	$12,206
Feb 21	$11,871	$12,101	$12,024
Mar 21	$11,935	$12,167	$12,094
Apr 21	$12,043	$12,269	$12,204
May 21	$12,089	$12,311	$12,262
Jun 21	$12,130	$12,341	$12,302
Jul 21	$12,202	$12,424	$12,385
Aug 21	$12,158	$12,384	$12,339
Sep 21	$12,066	$12,298	$12,249
Oct 21	$12,054	$12,286	$12,239
Nov 21	$12,147	$12,379	$12,338
Dec 21	$12,161	$12,395	$12,355
Jan 22	$11,844	$12,081	$12,035
Feb 22	$11,803	$12,028	$11,990
Mar 22	$11,464	$11,690	$11,642
Apr 22	$11,170	$11,383	$11,340
May 22	$11,348	$11,564	$11,526
Jun 22	$11,143	$11,374	$11,315
Jul 22	$11,419	$11,659	$11,597
Aug 22	$11,140	$11,388	$11,311
Sep 22	$10,794	$11,014	$10,951
Oct 22	$10,708	$10,948	$10,871
Nov 22	$11,207	$11,444	$11,384
Dec 22	$11,199	$11,436	$11,383
Jan 23	$11,510	$11,750	$11,704
Feb 23	$11,257	$11,487	$11,447
Mar 23	$11,504	$11,739	$11,699
Apr 23	$11,491	$11,717	$11,688
May 23	$11,420	$11,631	$11,611
Jun 23	$11,514	$11,726	$11,710
Jul 23	$11,537	$11,752	$11,734
Aug 23	$11,396	$11,622	$11,588
Sep 23	$11,082	$11,317	$11,267
Oct 23	$10,964	$11,202	$11,147
Nov 23	$11,634	$11,855	$11,827
Dec 23	$11,895	$12,116	$12,093
Jan 24	$11,877	$12,088	$12,071
Feb 24	$11,861	$12,087	$12,059
Mar 24	$11,834	$12,065	$12,033
Apr 24	$11,724	$11,937	$11,911
May 24	$11,682	$11,901	$11,876
Jun 24	$11,853	$12,077	$12,054
Jul 24	$11,941	$12,175	$12,151
Aug 24	$12,029	$12,267	$12,247
Sep 24	$12,132	$12,382	$12,354
Oct 24	$11,963	$12,216	$12,186
Nov 24	$12,158	$12,406	$12,379
Dec 24	$12,015	$12,265	$12,234
Jan 25	$12,041	$12,294	$12,266
Feb 25	$12,149	$12,415	$12,383

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
Fund NAV...
	2.42%	0.53%	1.97%
ICE AMT-Free US National Municipal Index...
	2.71	0.72	2.19
ICE AMT-Free New York Plus Municipal Index...
	2.69	0.68	2.16

Key Fund statistics

Net Assets...
$850,919,603
Number of Portfolio Holdings...
671
Net Investment Advisory Fees...
$1,874,363
Portfolio Turnover Rate...
11%

The Fund has added the ICE AMT-Free US National Municipal Index in response to new regulatory requirements.

The performance of the ICE AMT-Free New York Plus Municipal Index in this report reflects the performance of the S&P New York AMT-Free Municipal Bond Index™ through September 14, 2021 and, beginning on September 15, 2021, the performance of the ICE AMT-Free New York Plus Municipal Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of February 28, 2025)

Credit quality allocation

Ten largest holdings

S&P Credit RatingFootnote Reference*	Percent of Total InvestmentsFootnote Reference(a)
AAA...
24.9%
AA+...
21.0
AA...
22.3
AA-...
11.3
A+...
2.1
A...
5.7
A-...
3.7
BBB+...
0.2
Not Rated...
8.8
Security	Percent of TotaI InvestmentsFootnote Reference(a)
Utility Debt Securitization Authority, Series 2023TE-1, RB, 5.00%, 12/15/41...
0.7%
Empire State Development Corp., Series 2017A, RB, 5.00%, 03/15/29...
0.7
New York City Transitional Finance Authority Future Tax Secured, Series 2023A-1, RB, 5.25%, 08/01/42...
0.7
Triborough Bridge & Tunnel Authority, Series 2025A, RB, 5.00%, 02/01/28...
0.6
New York State Dormitory Authority, Series 2020A, RB, 5.00%, 07/01/26...
0.6
New York Power Authority, Series 2024A, RB, 5.00%, 11/15/35...
0.6
New York City Transitional Finance Authority, Series 2024G-1, RB, 5.00%, 05/01/43...
0.6
Battery Park City Authority, Series 2019D-2, RB, VRDN, 1.50%, 03/03/25...
0.6
New York State Dormitory Authority, Series 2024A, RB, 5.50%, 07/01/54...
0.6
Empire State Development Corp., Series 2024A, RB, 5.00%, 03/15/54...
0.6

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares New York Muni Bond ETF

Annual Shareholder Report — February 28, 2025

NYF-02/25-AR

iShares Short-Term National Muni Bond ETF

SUB | NYSE Arca

Annual Shareholder Report — February 28, 2025

This annual shareholder report contains important information about iShares Short-Term National Muni Bond ETF (the “Fund”) for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Short-Term National Muni Bond ETF	$7	0.07%

How did the Fund perform last year?

  For the reporting period ended February 28, 2025, the Fund returned 3.02%.

  For the same period, the ICE AMT-Free US National Municipal Index returned 2.71% and the ICE® Short Maturity AMT-Free US National Municipal Index returned 3.14%.

What contributed to performance?

Fixed income prices gained amid a generally positive economic backdrop, although the end of the reporting period saw increased volatility due to the presidential election and the economic implications of the new administration’s policies. Slowing inflationary trends led the U.S. Federal Reserve Bank to lower the federal funds rate three times during the reporting period. However, the central bank hit pause at its January meeting, stating it needed to see further progress on inflation before cutting rates any further.

The municipal bond market saw substantially higher new volume on continued strong demand from individual investors during the reporting period. Tax-exempt yields experienced volatility as investors pondered potential changes in tax policies under the new presidential administration.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: March 1, 2015 through February 28, 2025

Initial Investment of $10,000

	Fund	ICE AMT-Free US National Municipal Index	ICE® Short Maturity AMT-Free US National Municipal Index
Mar 15	$9,992	$10,023	$9,991
Apr 15	$9,988	$9,977	$9,990
May 15	$9,972	$9,944	$9,977
Jun 15	$9,988	$9,936	$9,992
Jul 15	$10,014	$10,010	$10,023
Aug 15	$10,018	$10,030	$10,028
Sep 15	$10,044	$10,092	$10,053
Oct 15	$10,061	$10,129	$10,073
Nov 15	$10,041	$10,172	$10,056
Dec 15	$10,039	$10,244	$10,058
Jan 16	$10,089	$10,353	$10,113
Feb 16	$10,113	$10,361	$10,137
Mar 16	$10,088	$10,397	$10,115
Apr 16	$10,107	$10,468	$10,137
May 16	$10,093	$10,490	$10,126
Jun 16	$10,136	$10,641	$10,171
Jul 16	$10,154	$10,638	$10,194
Aug 16	$10,150	$10,658	$10,192
Sep 16	$10,117	$10,610	$10,161
Oct 16	$10,108	$10,524	$10,155
Nov 16	$10,013	$10,177	$10,053
Dec 16	$10,036	$10,279	$10,078
Jan 17	$10,082	$10,328	$10,132
Feb 17	$10,127	$10,389	$10,178
Mar 17	$10,118	$10,408	$10,176
Apr 17	$10,142	$10,477	$10,205
May 17	$10,177	$10,616	$10,245
Jun 17	$10,156	$10,590	$10,224
Jul 17	$10,189	$10,661	$10,262
Aug 17	$10,218	$10,745	$10,296
Sep 17	$10,190	$10,703	$10,273
Oct 17	$10,179	$10,718	$10,265
Nov 17	$10,113	$10,664	$10,200
Dec 17	$10,125	$10,758	$10,217
Jan 18	$10,141	$10,657	$10,236
Feb 18	$10,143	$10,618	$10,236
Mar 18	$10,133	$10,647	$10,233
Apr 18	$10,114	$10,610	$10,213
May 18	$10,159	$10,721	$10,263
Jun 18	$10,188	$10,732	$10,295
Jul 18	$10,215	$10,759	$10,324
Aug 18	$10,216	$10,773	$10,326
Sep 18	$10,186	$10,714	$10,298
Oct 18	$10,183	$10,651	$10,295
Nov 18	$10,232	$10,762	$10,343
Dec 18	$10,284	$10,874	$10,397
Jan 19	$10,332	$10,953	$10,447
Feb 19	$10,361	$11,011	$10,473
Mar 19	$10,397	$11,163	$10,517
Apr 19	$10,401	$11,202	$10,520
May 19	$10,460	$11,357	$10,583
Jun 19	$10,495	$11,401	$10,620
Jul 19	$10,549	$11,489	$10,675
Aug 19	$10,565	$11,652	$10,695
Sep 19	$10,531	$11,568	$10,659
Oct 19	$10,563	$11,582	$10,694
Nov 19	$10,579	$11,603	$10,710
Dec 19	$10,601	$11,638	$10,734
Jan 20	$10,662	$11,831	$10,796
Feb 20	$10,692	$11,976	$10,826
Mar 20	$10,573	$11,609	$10,702
Apr 20	$10,575	$11,472	$10,707
May 20	$10,747	$11,823	$10,871
Jun 20	$10,768	$11,899	$10,895
Jul 20	$10,817	$12,069	$10,950
Aug 20	$10,811	$12,027	$10,948
Sep 20	$10,815	$12,018	$10,951
Oct 20	$10,801	$11,993	$10,941
Nov 20	$10,826	$12,153	$10,967
Dec 20	$10,841	$12,219	$10,988
Jan 21	$10,862	$12,284	$11,014
Feb 21	$10,818	$12,101	$10,975
Mar 21	$10,839	$12,167	$10,997
Apr 21	$10,861	$12,269	$11,019
May 21	$10,860	$12,311	$11,025
Jun 21	$10,863	$12,341	$11,024
Jul 21	$10,891	$12,424	$11,052
Aug 21	$10,886	$12,384	$11,047
Sep 21	$10,863	$12,298	$11,023
Oct 21	$10,853	$12,286	$11,016
Nov 21	$10,861	$12,379	$11,024
Dec 21	$10,862	$12,395	$11,026
Jan 22	$10,730	$12,081	$10,891
Feb 22	$10,707	$12,028	$10,868
Mar 22	$10,586	$11,690	$10,743
Apr 22	$10,510	$11,383	$10,663
May 22	$10,612	$11,564	$10,763
Jun 22	$10,605	$11,374	$10,755
Jul 22	$10,699	$11,659	$10,853
Aug 22	$10,578	$11,388	$10,732
Sep 22	$10,442	$11,014	$10,591
Oct 22	$10,451	$10,948	$10,601
Nov 22	$10,614	$11,444	$10,767
Dec 22	$10,629	$11,436	$10,783
Jan 23	$10,742	$11,750	$10,901
Feb 23	$10,611	$11,487	$10,771
Mar 23	$10,750	$11,739	$10,913
Apr 23	$10,701	$11,717	$10,868
May 23	$10,663	$11,631	$10,831
Jun 23	$10,714	$11,726	$10,884
Jul 23	$10,730	$11,752	$10,902
Aug 23	$10,725	$11,622	$10,895
Sep 23	$10,648	$11,317	$10,814
Oct 23	$10,666	$11,202	$10,830
Nov 23	$10,873	$11,855	$11,047
Dec 23	$10,959	$12,116	$11,137
Jan 24	$10,951	$12,088	$11,129
Feb 24	$10,961	$12,087	$11,142
Mar 24	$10,944	$12,065	$11,127
Apr 24	$10,921	$11,937	$11,103
May 24	$10,915	$11,901	$11,098
Jun 24	$10,987	$12,077	$11,173
Jul 24	$11,068	$12,175	$11,258
Aug 24	$11,160	$12,267	$11,354
Sep 24	$11,206	$12,382	$11,404
Oct 24	$11,154	$12,216	$11,350
Nov 24	$11,205	$12,406	$11,403
Dec 24	$11,182	$12,265	$11,381
Jan 25	$11,240	$12,294	$11,438
Feb 25	$11,292	$12,415	$11,492

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
Fund NAV...
	3.02%	1.10%	1.22%
ICE AMT-Free US National Municipal Index...
	2.71	0.72	2.19
ICE® Short Maturity AMT-Free US National Municipal Index...
	3.14	1.20	1.40

Key Fund statistics

Net Assets...
$9,025,323,422
Number of Portfolio Holdings...
2,496
Net Investment Advisory Fees...
$6,092,667
Portfolio Turnover Rate...
30%

The Fund has added the ICE AMT-Free US National Municipal Index in response to new regulatory requirements.

The performance of the ICE® Short Maturity AMT-Free US National Municipal Index in this report reflects the performance of the S&P Short Term National AMT-Free Municipal Bond Index™ through September 14, 2021 and, beginning on September 15, 2021, the performance of the ICE® Short Maturity AMT-Free US National Municipal Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of February 28, 2025)

Credit quality allocation

Ten largest states

S&P Credit RatingFootnote Reference*	Percent of Total InvestmentsFootnote Reference(a)
AAA...
32.0%
AA+...
20.8
AA...
14.1
AA-...
12.5
A+...
5.0
A...
2.0
A-...
4.6
BBB+...
0.0Footnote Reference(b)
BBB...
0.1
Not Rated...
8.9
State	Percent of TotaI InvestmentsFootnote Reference(a)
New York ...
12.9%
California ...
11.8
Texas ...
11.2
Washington ...
4.5
Maryland ...
4.1
Illinois ...
4.0
New Jersey ...
3.6
Massachusetts ...
3.4
Virginia ...
3.3
Minnesota ...
3.1

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.
Footnote(b)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Short-Term National Muni Bond ETF

Annual Shareholder Report — February 28, 2025

SUB-02/25-AR

iShares Agency Bond ETF

AGZ | NYSE Arca

Annual Shareholder Report — February 28, 2025

This annual shareholder report contains important information about iShares Agency Bond ETF (the “Fund”) for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Agency Bond ETF	$21	0.20%

How did the Fund perform last year?

  For the reporting period ended February 28, 2025, the Fund returned 5.30%.

  For the same period, the Bloomberg U.S. Aggregate Index returned 6.30% and the Bloomberg U.S. Agency Bond Index returned 5.44%.

What contributed to performance?

Fixed income prices gained amid a generally positive economic backdrop, although the end of the reporting period saw increased volatility due to the presidential election and the economic implications of the new administration’s policies. Slowing inflationary trends led the U.S. Federal Reserve Bank to lower the federal funds rate three times during the reporting period. However, the central bank hit pause at its January meeting, stating it needed to see further progress on inflation before cutting rates any further. The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) normalized during the period as yields on longer-term bonds moved higher. (Bond yields move inversely to prices.) Corporate bond spreads over Treasuries tightened during the reporting period, suggesting investors demanded less additional yield over to hold corporate bonds.

What detracted from performance?

There were no meaningful detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: March 1, 2015 through February 28, 2025

Initial Investment of $10,000

	Fund	Bloomberg U.S. Universal Index	Bloomberg U.S. Agency Bond Index
Mar 15	$10,044	$10,041	$10,043
Apr 15	$10,025	$10,030	$10,027
May 15	$10,027	$10,012	$10,030
Jun 15	$9,987	$9,900	$9,986
Jul 15	$10,031	$9,958	$10,030
Aug 15	$10,038	$9,929	$10,036
Sep 15	$10,091	$9,968	$10,092
Oct 15	$10,077	$9,999	$10,081
Nov 15	$10,047	$9,963	$10,055
Dec 15	$10,026	$9,913	$10,028
Jan 16	$10,160	$10,023	$10,166
Feb 16	$10,205	$10,094	$10,211
Mar 16	$10,229	$10,217	$10,232
Apr 16	$10,230	$10,287	$10,232
May 16	$10,231	$10,295	$10,235
Jun 16	$10,354	$10,476	$10,357
Jul 16	$10,370	$10,563	$10,379
Aug 16	$10,352	$10,574	$10,362
Sep 16	$10,359	$10,577	$10,371
Oct 16	$10,313	$10,506	$10,324
Nov 16	$10,169	$10,270	$10,181
Dec 16	$10,156	$10,301	$10,167
Jan 17	$10,181	$10,337	$10,201
Feb 17	$10,219	$10,417	$10,236
Mar 17	$10,224	$10,413	$10,244
Apr 17	$10,272	$10,500	$10,297
May 17	$10,313	$10,581	$10,341
Jun 17	$10,308	$10,572	$10,336
Jul 17	$10,332	$10,624	$10,362
Aug 17	$10,396	$10,716	$10,428
Sep 17	$10,345	$10,678	$10,378
Oct 17	$10,348	$10,691	$10,379
Nov 17	$10,332	$10,675	$10,364
Dec 17	$10,344	$10,722	$10,376
Jan 18	$10,267	$10,619	$10,301
Feb 18	$10,229	$10,518	$10,263
Mar 18	$10,291	$10,571	$10,321
Apr 18	$10,232	$10,501	$10,260
May 18	$10,296	$10,558	$10,326
Jun 18	$10,293	$10,543	$10,322
Jul 18	$10,272	$10,565	$10,303
Aug 18	$10,336	$10,617	$10,365
Sep 18	$10,285	$10,571	$10,320
Oct 18	$10,271	$10,483	$10,305
Nov 18	$10,331	$10,530	$10,368
Dec 18	$10,481	$10,695	$10,516
Jan 19	$10,517	$10,842	$10,556
Feb 19	$10,522	$10,854	$10,559
Mar 19	$10,669	$11,050	$10,706
Apr 19	$10,671	$11,066	$10,712
May 19	$10,839	$11,235	$10,878
Jun 19	$10,905	$11,394	$10,954
Jul 19	$10,908	$11,428	$10,956
Aug 19	$11,140	$11,686	$11,197
Sep 19	$11,091	$11,636	$11,145
Oct 19	$11,112	$11,673	$11,166
Nov 19	$11,102	$11,671	$11,158
Dec 19	$11,073	$11,689	$11,135
Jan 20	$11,246	$11,898	$11,306
Feb 20	$11,423	$12,076	$11,483
Mar 20	$11,565	$11,841	$11,596
Apr 20	$11,632	$12,078	$11,655
May 20	$11,657	$12,191	$11,676
Jun 20	$11,684	$12,292	$11,698
Jul 20	$11,747	$12,508	$11,749
Aug 20	$11,710	$12,436	$11,717
Sep 20	$11,727	$12,414	$11,741
Oct 20	$11,682	$12,369	$11,705
Nov 20	$11,720	$12,531	$11,732
Dec 20	$11,718	$12,574	$11,745
Jan 21	$11,707	$12,495	$11,726
Feb 21	$11,626	$12,334	$11,638
Mar 21	$11,547	$12,190	$11,559
Apr 21	$11,593	$12,293	$11,607
May 21	$11,626	$12,340	$11,638
Jun 21	$11,644	$12,430	$11,652
Jul 21	$11,724	$12,554	$11,733
Aug 21	$11,722	$12,546	$11,722
Sep 21	$11,656	$12,439	$11,659
Oct 21	$11,614	$12,429	$11,610
Nov 21	$11,635	$12,444	$11,627
Dec 21	$11,599	$12,435	$11,591
Jan 22	$11,463	$12,163	$11,448
Feb 22	$11,391	$11,997	$11,371
Mar 22	$11,130	$11,675	$11,104
Apr 22	$10,957	$11,239	$10,922
May 22	$11,004	$11,301	$10,975
Jun 22	$10,927	$11,076	$10,897
Jul 22	$11,046	$11,354	$11,015
Aug 22	$10,872	$11,059	$10,832
Sep 22	$10,638	$10,582	$10,604
Oct 22	$10,558	$10,466	$10,524
Nov 22	$10,718	$10,856	$10,683
Dec 22	$10,692	$10,820	$10,678
Jan 23	$10,870	$11,155	$10,839
Feb 23	$10,720	$10,881	$10,696
Mar 23	$10,923	$11,136	$10,901
Apr 23	$10,973	$11,204	$10,947
May 23	$10,930	$11,088	$10,906
Jun 23	$10,880	$11,071	$10,854
Jul 23	$10,895	$11,082	$10,873
Aug 23	$10,921	$11,015	$10,895
Sep 23	$10,852	$10,753	$10,828
Oct 23	$10,830	$10,591	$10,809
Nov 23	$11,039	$11,068	$11,017
Dec 23	$11,245	$11,488	$11,226
Jan 24	$11,277	$11,460	$11,258
Feb 24	$11,204	$11,323	$11,183
Mar 24	$11,249	$11,434	$11,235
Apr 24	$11,139	$11,167	$11,125
May 24	$11,246	$11,352	$11,234
Jun 24	$11,330	$11,456	$11,320
Jul 24	$11,500	$11,716	$11,488
Aug 24	$11,610	$11,888	$11,595
Sep 24	$11,719	$12,051	$11,705
Oct 24	$11,577	$11,777	$11,569
Nov 24	$11,655	$11,901	$11,639
Dec 24	$11,587	$11,722	$11,581
Jan 25	$11,646	$11,792	$11,644
Feb 25	$11,798	$12,036	$11,792

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
Fund NAV...
	5.30%	0.65%	1.67%
Bloomberg U.S. Universal Index...
	6.30	(0.07)	1.87
Bloomberg U.S. Agency Bond Index...
	5.44	0.53	1.66

Key Fund statistics

Net Assets...
$700,446,796
Number of Portfolio Holdings...
141
Net Investment Advisory Fees...
$1,351,340
Portfolio Turnover Rate...
39%

The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of February 28, 2025)

Portfolio composition

Maturity allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
95.7%
U.S. Treasury Obligations...
2.0
Corporate Bonds...
1.9
Foreign Government Obligations...
0.4
Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
0-1 Years...
3.6%
1-5 Years...
66.4
5-10 Years...
20.1
10-15 Years...
6.8
15-20 Years...
0.4
More than 20 Years...
2.7

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Agency Bond ETF

Annual Shareholder Report — February 28, 2025

AGZ-02/25-AR

iShares BBB Rated Corporate Bond ETF

LQDB | NYSE Arca

Annual Shareholder Report — February 28, 2025

This annual shareholder report contains important information about iShares BBB Rated Corporate Bond ETF (the “Fund”) for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares BBB Rated Corporate Bond ETF	$16	0.15%

How did the Fund perform last year?

  For the reporting period ended February 28, 2025, the Fund returned 6.74%.

  For the same period, the Bloomberg U.S. Aggregate Index returned 6.30% and the iBoxx USD Liquid Investment Grade BBB 0+ Index returned 6.90%.

What contributed to performance?

Fixed income prices gained amid a generally positive economic backdrop, although the end of the reporting period saw increased volatility due to the presidential election and the economic implications of the new administration’s policies. Slowing inflationary trends led the U.S. Federal Reserve Bank to lower the federal funds rate three times during the reporting period. However, the central bank hit pause at its January meeting, stating it needed to see further progress on inflation before cutting rates any further. The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) normalized during the period as yields on longer-term bonds moved higher. (Bond yields move inversely to prices.) Corporate bond spreads over Treasuries tightened during the reporting period, suggesting investors demanded less additional yield over to hold corporate bonds.

What detracted from performance?

There were no meaningful detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 18, 2021 through February 28, 2025

Initial Investment of $10,000

	Fund	Bloomberg U.S. Universal Index	iBoxx USD Liquid Investment Grade BBB 0+ Index
May 21	$10,090	$10,048	$10,084
Jun 21	$10,267	$10,121	$10,261
Jul 21	$10,404	$10,223	$10,398
Aug 21	$10,371	$10,216	$10,366
Sep 21	$10,264	$10,129	$10,260
Oct 21	$10,295	$10,121	$10,290
Nov 21	$10,278	$10,133	$10,274
Dec 21	$10,284	$10,126	$10,275
Jan 22	$9,938	$9,904	$9,933
Feb 22	$9,734	$9,769	$9,727
Mar 22	$9,503	$9,507	$9,496
Apr 22	$8,971	$9,152	$8,968
May 22	$9,059	$9,203	$9,047
Jun 22	$8,777	$9,019	$8,772
Jul 22	$9,083	$9,246	$9,075
Aug 22	$8,811	$9,005	$8,812
Sep 22	$8,378	$8,617	$8,376
Oct 22	$8,318	$8,523	$8,320
Nov 22	$8,733	$8,841	$8,740
Dec 22	$8,684	$8,811	$8,698
Jan 23	$9,052	$9,084	$9,068
Feb 23	$8,747	$8,861	$8,764
Mar 23	$9,011	$9,068	$9,031
Apr 23	$9,071	$9,124	$9,090
May 23	$8,941	$9,029	$8,964
Jun 23	$8,998	$9,015	$9,021
Jul 23	$9,036	$9,024	$9,063
Aug 23	$8,969	$8,970	$8,999
Sep 23	$8,755	$8,756	$8,785
Oct 23	$8,604	$8,624	$8,634
Nov 23	$9,112	$9,012	$9,143
Dec 23	$9,482	$9,354	$9,513
Jan 24	$9,486	$9,332	$9,523
Feb 24	$9,343	$9,220	$9,379
Mar 24	$9,463	$9,311	$9,503
Apr 24	$9,243	$9,093	$9,286
May 24	$9,416	$9,244	$9,460
Jun 24	$9,467	$9,328	$9,512
Jul 24	$9,686	$9,540	$9,733
Aug 24	$9,823	$9,680	$9,869
Sep 24	$9,987	$9,813	$10,035
Oct 24	$9,776	$9,590	$9,829
Nov 24	$9,919	$9,691	$9,974
Dec 24	$9,742	$9,545	$9,800
Jan 25	$9,791	$9,603	$9,849
Feb 25	$9,972	$9,801	$10,027

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	6.74%	(0.07)%
Bloomberg U.S. Universal Index...
	6.30	(0.53)
iBoxx USD Liquid Investment Grade BBB 0+ Index...
	6.90	0.07

Key Fund statistics

Net Assets...
$43,286,887
Number of Portfolio Holdings...
1,060
Net Investment Advisory Fees...
$56,046
Portfolio Turnover Rate...
13%

The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.

The inception date of the Fund was May 18, 2021.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of February 28, 2025)

Credit quality allocation

Maturity allocation

S&P Credit RatingFootnote Reference*	Percent of Total InvestmentsFootnote Reference(a)
A...
0.8%
A-...
2.2
BBB+...
28.6
BBB...
49.1
BBB-...
17.1
BB+...
1.7
Not Rated...
0.5
Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
0-1 Years...
6.4%
1-5 Years...
31.7
5-10 Years...
30.4
10-15 Years...
5.2
15-20 Years...
4.7
More than 20 Years...
21.6

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Material fund changes

This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after February 28, 2025 atblackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

On May 20, 2024, the Fund changed from non-diversified to diversified under the Investment Company Act of 1940 and removed the Non-Diversification Risk.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited or Markit Indices Limited and its affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares BBB Rated Corporate Bond ETF

Annual Shareholder Report — February 28, 2025

LQDB-02/25-AR

iShares ESG Advanced Investment Grade Corporate Bond ETF

ELQD | NYSE Arca

Annual Shareholder Report — February 28, 2025

This annual shareholder report contains important information about iShares ESG Advanced Investment Grade Corporate Bond ETF (the “Fund”) for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Advanced Investment Grade Corporate Bond ETF	$19	0.18%

How did the Fund perform last year?

  For the reporting period ended February 28, 2025, the Fund returned 6.18%.

  For the same period, the Bloomberg U.S. Aggregate Index returned 6.30% and the iBoxx MSCI ESG Advanced USD Liquid Investment Grade Index returned 6.37%.

What contributed to performance?

During the reporting period, long-term bonds with maturities over ten years were the largest contributors to the Fund’s return. Also contributing were bonds rated A and Baa by Moody’s, which sit at the lower end of the investment grade scale. On a sector level, banking, communication, and consumer non discretionary benefited the Fund’s returns. Slowing inflationary trends led the U.S. Federal Reserve Bank to lower the federal funds rate three times during the reporting period. However, the central bank hit pause at its January meeting, stating it needed to see further progress on inflation before cutting rates any further. The yield curve (with the difference in yield between shorter-term and a longer-term bonds most often gauged by that of the two-year Treasury note and the 10-year Treasury note) normalized during the period as yields on longer-term bonds moved higher. (Bond yields move inversely to prices.) In this environment, shorter-term Treasuries outperformed their longer-dated counterparts.

What detracted from performance?

There were no meaningful detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: November 8, 2021 through February 28, 2025

Initial Investment of $10,000

	Fund	Bloomberg U.S. Universal Index	iBoxx MSCI ESG Advanced USD Liquid Investment Grade Index
Nov 21	$9,919	$9,968	$9,919
Dec 21	$9,910	$9,961	$9,914
Jan 22	$9,541	$9,743	$9,545
Feb 22	$9,344	$9,610	$9,343
Mar 22	$9,092	$9,352	$9,099
Apr 22	$8,517	$9,003	$8,523
May 22	$8,623	$9,053	$8,631
Jun 22	$8,354	$8,872	$8,365
Jul 22	$8,687	$9,095	$8,703
Aug 22	$8,349	$8,859	$8,362
Sep 22	$7,855	$8,477	$7,862
Oct 22	$7,765	$8,384	$7,772
Nov 22	$8,234	$8,697	$8,238
Dec 22	$8,156	$8,667	$8,170
Jan 23	$8,550	$8,936	$8,565
Feb 23	$8,207	$8,716	$8,223
Mar 23	$8,501	$8,921	$8,524
Apr 23	$8,551	$8,975	$8,580
May 23	$8,413	$8,882	$8,440
Jun 23	$8,467	$8,869	$8,492
Jul 23	$8,478	$8,877	$8,509
Aug 23	$8,380	$8,824	$8,414
Sep 23	$8,098	$8,613	$8,131
Oct 23	$7,897	$8,484	$7,935
Nov 23	$8,487	$8,866	$8,526
Dec 23	$8,889	$9,202	$8,934
Jan 24	$8,874	$9,180	$8,918
Feb 24	$8,688	$9,070	$8,732
Mar 24	$8,822	$9,159	$8,867
Apr 24	$8,534	$8,945	$8,581
May 24	$8,724	$9,093	$8,774
Jun 24	$8,777	$9,177	$8,829
Jul 24	$9,012	$9,385	$9,069
Aug 24	$9,159	$9,523	$9,217
Sep 24	$9,351	$9,654	$9,409
Oct 24	$9,062	$9,434	$9,123
Nov 24	$9,204	$9,534	$9,266
Dec 24	$8,970	$9,390	$9,030
Jan 25	$9,023	$9,446	$9,086
Feb 25	$9,225	$9,642	$9,288

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	6.18%	(2.41)%
Bloomberg U.S. Universal Index...
	6.30	(1.10)
iBoxx MSCI ESG Advanced USD Liquid Investment Grade Index...
	6.37	(2.21)

Key Fund statistics

Net Assets...
$12,335,964
Number of Portfolio Holdings...
620
Net Investment Advisory Fees...
$22,008
Portfolio Turnover Rate...
20%

The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.

The inception date of the Fund was November 8, 2021.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of February 28, 2025)

Credit quality allocation

Maturity allocation

Moody's Credit RatingFootnote Reference*	Percent of Total InvestmentsFootnote Reference(a)
Aaa...
3.3%
Aa...
3.9
A...
46.1
Baa...
43.9
Ba...
2.6
Not Rated...
0.2
Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
1-5 Years...
20.6%
5-10 Years...
36.8
10-15 Years...
9.1
15-20 Years...
7.4
More than 20 Years...
26.1

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Material fund changes

This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after February 28, 2025 atblackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

On December 5, 2024, the Fund changed from non-diversified to diversified under the Investment Company Act of 1940 and removed the Non-Diversification Risk.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited or Markit Indices Limited and its affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares ESG Advanced Investment Grade Corporate Bond ETF

Annual Shareholder Report — February 28, 2025

ELQD-02/25-AR

(b) Not Applicable

Item 2 – Code of Ethics – The registrant has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the registrant has not amended the code of ethics and there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.
Item 3 –  Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Richard L. Fagnani
Laura Fergerson

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 –  Principal Accountant Fees and Services

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the fifteen series of the registrant for which the fiscal year-end is February 28, 2025 (the “Funds”), and whose annual financial statements are reported in Item 1.
(a) Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $203,750 for the fiscal year ended February 29, 2024 and $203,750 for the fiscal year ended February 28, 2025.
(b) Audit-Related Fees – There were no fees billed for the fiscal years ended February 29, 2024 and February 28, 2025 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under (a) of this Item.
(c) Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $145,500 for the fiscal year ended February 29, 2024 and $145,500 for the fiscal year ended February 28, 2025. These services related to the review of the Funds’ tax returns and excise tax calculations.
(d) All Other Fees – There were no other fees billed in each of the fiscal years ended February 29, 2024 and February 28, 2025 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:
The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not Applicable
(g) The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $145,500 for the fiscal year ended February 29, 2024 and $145,500 for the fiscal year ended February 28, 2025.
              (h) The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.
               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant
(a) The following individuals are members of the registrant’s separately designated standing Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Richard L. Fagnani
Laura F. Fergerson
Cecilia H. Herbert
John Martinez

(b) Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
FEBRUARY 28, 2025
2025 Annual Financial
Statements and Additional
Information
iShares Trust
iShares 0-3 Month Treasury Bond ETF | SGOV | NYSE Arca
iShares 1-3 Year Treasury Bond ETF | SHY | NASDAQ
iShares 3-7 Year Treasury Bond ETF | IEI | NASDAQ
iShares 7-10 Year Treasury Bond ETF | IEF | NASDAQ
iShares 10-20 Year Treasury Bond ETF | TLH | NYSE Arca
iShares 20+ Year Treasury Bond ETF | TLT | NASDAQ
iShares 25+ Year Treasury STRIPS Bond ETF | GOVZ | Cboe BZX Exchange
iShares Short Treasury Bond ETF | SHV | NASDAQ

Page
2

Schedule of Investments
February 28, 2025
iShares
®
0-3 Month Treasury Bond ETF
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 2.7%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.33%
(a) (b) (c)
................ 946,190,358 $ 946,190,358
Total Money Market Funds — 2 .7%
(Cost: $ 946,190,358 ) .............................. 946,190,358
Par (000)
Pa r (000)
U.S. Treasury Obligations — 110.1%
U.S. Treasury Bills
(d)
4.27% , 03/04/25
(e)
................. USD 3,739,869 3,739,427,333
4.41% , 03/06/25
(e)
................. 1,184,998 1,184,581,671
4.27% , 03/11/25 .................. 4,245,221 4,241,182,928
4.29% , 03/13/25 .................. 784,196 783,270,609
4.26% , 03/18/25 .................. 4,563,066 4,554,947,130
4.28% , 03/25/25 .................. 1,201,483 1,198,376,767
4.28% , 03/27/25 .................. 1,112,238 1,109,108,907
4.15% , 04/01/25 .................. 3,533,813 3,521,735,648
4.28% , 04/03/25 .................. 2,308,661 2,300,241,254
4.27% , 04/08/25 .................. 4,247,403 4,229,418,832
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
4.27% , 04/15/25 .................. USD 4,047,415 $ 4,026,934,227
4.26% , 04/22/25 .................. 1,155,730 1,148,934,770
4.26% , 04/24/25 .................. 887,397 881,981,596
4.32% , 04/29/25 .................. 3,600,000 3,575,906,100
4.24% , 05/01/25 .................. 991,151 984,252,946
4.27% , 05/08/25 .................. 861,139 854,474,580
4.27% , 05/15/25 .................. 524,998 520,529,824
4.27% , 05/22/25 .................. 254,284 251,912,095
Total U.S. Treasury Obligations — 110 .1%
(Cost: $ 39,099,231,115 ) ............................ 39,107,217,217
Total Short-Term Securities — 112.8%
(Cost: $ 40,045,421,473 ) ............................ 40,053,407,575
Total Investments — 112 .8%
(Cost: $ 40,045,421,473 ) ............................ 40,053,407,575
Liabilities in Excess of Other Assets — (12.8) % ............ (4,543,375,214)
Net Assets — 100.0% ...............................
$ 35,510,032,361
(a)
Affiliate of the Fund.
(b)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(c)
Annualized 7-day yield as of period end.
(d)
Rates are discount rates or a range of discount rates as of period end.
(e)
All or a portion of this security is on loan.
Affiliated Issuer
Value at
02/29/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/25
Shares
Held at
02/28/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 27,220,000 $ 918,970,358
(a)
$ — $ — $ — $ 946,190,358 946,190,358 $ 11,774,757
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Money Market Funds ...................................... $ 946,190,358 $ — $ — $ 946,190,358
U.S. Treasury Obligations ................................... — 39,107,217,217 — 39,107,217,217
$ 946,190,358 $ 39,107,217,217 $ — $ 40,053,407,575

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
February 28, 2025
iShares
®
1-3 Year Treasury Bond ETF
4
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds , 6.75% , 08/15/26 ..... USD 23,306 $ 24,231,555
U.S. Treasury Notes
1.75% , 03/15/25
(a)
................. 841 839,970
0.50% , 03/31/25 - 10/31/27 ........... 1,130,565 1,041,632,016
2.63% , 03/31/25 - 05/31/27 ........... 383,972 373,096,506
3.88% , 03/31/25 - 12/31/27 ........... 791,253 789,251,761
2.88% , 04/30/25 - 07/31/25 ........... 23,729 23,625,108
2.13% , 05/15/25 - 05/31/26 ........... 165,112 161,390,322
2.75% , 05/15/25 - 02/15/28 ........... 784,142 761,229,756
0.25% , 05/31/25 - 10/31/25 ........... 28,231 27,666,542
4.25% , 05/31/25 - 02/15/28 ........... 1,485,800 1,494,390,193
4.63% , 06/30/25 - 06/15/27 ........... 1,493,248 1,507,760,622
3.00% , 07/15/25 - 10/31/25 ........... 23,673 23,509,555
2.00% , 08/15/25 - 11/15/26 ........... 332,592 321,801,409
5.00% , 08/31/25 - 09/30/25 ........... 17,557 17,623,668
3.50% , 09/15/25 - 01/31/28 ........... 377,019 372,855,450
2.25% , 11/15/25 - 11/15/27 ........... 796,644 767,883,023
4.50% , 11/15/25 - 05/15/27 ........... 1,294,017 1,304,692,765
4.88% , 11/30/25 - 05/31/26 ........... 159,575 161,035,497
4.00% , 12/15/25 - 02/29/28 ........... 1,088,612 1,088,929,063
2.50% , 02/28/26 - 03/31/27 ........... 199,998 194,365,028
0.75% , 03/31/26 - 01/31/28 ........... 1,907,072 1,814,576,646
3.75% , 04/15/26 - 08/15/27 ........... 946,306 942,049,393
1.63% , 05/15/26 - 11/30/26 ........... 679,615 656,134,351
3.63% , 05/15/26 .................. 387,191 385,103,701
4.13% , 06/15/26 - 11/15/27 ........... 1,812,431 1,817,235,484
0.88% , 06/30/26 - 09/30/26 ........... 578,966 552,797,968
1.88% , 06/30/26 - 02/28/27 ........... 560,680 541,478,226
0.63% , 07/31/26 - 12/31/27 ........... 910,740 844,433,596
4.38% , 07/31/26 - 07/15/27 ........... 1,330,996 1,338,915,923
1.50% , 08/15/26 - 01/31/27 ........... 615,267 590,694,952
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
1.38% , 08/31/26 .................. USD 148,445 $ 142,785,438
1.13% , 10/31/26 - 02/29/28 ........... 718,945 674,641,061
1.25% , 11/30/26 - 12/31/26 ........... 726,079 691,862,891
1.75% , 12/31/26 .................. 143,199 137,577,513
3.25% , 06/30/27 .................. 236,464 232,741,539
0.38% , 07/31/27 - 09/30/27 ........... 451,489 413,034,421
3.13% , 08/31/27 .................. 263,037 257,734,768
3.38% , 09/15/27 .................. 319,933 315,359,055
Total Long-Term Investments — 98 .9%
(Cost: $ 22,718,990,169 ) ............................ 22,806,966,735
Shares
Shares
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.33%
(b) (c) (d)
................ 117,635,089 117,635,089
Total Short-Term Securities — 0 .5%
(Cost: $ 117,635,089 ) .............................. 117,635,089
Total Investments — 99 .4%
(Cost: $ 22,836,625,258 ) ............................ 22,924,601,824
Other Assets Less Liabilities — 0.6% .................... 139,923,587
Net Assets — 100.0% ...............................
$ 23,064,525,411
(a)
All or a portion of this security is on loan.
(b)
Affiliate of the Fund.
(c)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(d)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
02/29/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/25
Shares
Held at
02/28/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 468,836,072 $ — $ (351,200,982)
(a)
$ (1) $ — $ 117,635,089 117,635,089 $ 3,137,329
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
February 28, 2025
iShares
®
1-3 Year Treasury Bond ETF
Schedule of Investments
5
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 22,806,966,735 $ — $ 22,806,966,735
Short-Term Securities
Money Market Funds ...................................... 117,635,089 — — 117,635,089
$ 117,635,089 $ 22,806,966,735 $ — $ 22,924,601,824

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
February 28, 2025
iShares
®
3-7 Year Treasury Bond ETF
6
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds , 5.50% , 08/15/28 ..... USD 15,514 $ 16,309,488
U.S. Treasury Bonds STRIPS ,
0.00% , 02/15/29
(a)
................. 41,256 35,161,267
U.S. Treasury Notes
2.25% , 02/15/27 - 11/15/27 ........... 9,903 9,493,736
1.88% , 02/28/27 - 02/15/32 ........... 370,591 320,805,280
0.63% , 03/31/27 - 08/15/30 ........... 538,660 451,972,819
2.50% , 03/31/27 .................. 616 597,540
0.50% , 04/30/27 - 10/31/27 ........... 14,451 13,290,424
2.75% , 04/30/27 - 02/15/28 ........... 20,288 19,718,233
2.38% , 05/15/27 - 05/15/29 ........... 579,117 543,366,930
2.63% , 05/31/27 - 07/31/29 ........... 745,898 708,202,216
3.25% , 06/30/27 - 06/30/29 ........... 74,483 72,321,199
3.13% , 08/31/27 - 08/31/29 ........... 648,298 627,991,736
4.13% , 09/30/27 - 11/30/31 ........... 1,570,177 1,575,639,516
3.88% , 12/31/27 - 12/31/29 ........... 570,873 567,402,586
0.75% , 01/31/28 .................. 10,512 9,587,957
1.13% , 02/29/28 - 02/15/31 ........... 683,972 599,586,120
4.00% , 02/29/28 - 01/31/31 ........... 1,037,033 1,035,989,137
1.25% , 03/31/28 - 08/15/31 ........... 1,218,383 1,088,114,794
3.50% , 04/30/28 - 04/30/30 ........... 641,812 628,234,611
2.88% , 05/15/28 - 04/30/29 ........... 843,033 813,633,396
1.00% , 07/31/28 .................. 548,702 496,896,998
4.38% , 08/31/28 - 01/31/32 ........... 1,163,009 1,180,726,662
1.38% , 10/31/28 - 11/15/31 ........... 1,046,071 924,346,861
4.88% , 10/31/28 - 10/31/30 ........... 371,884 384,853,115
1.50% , 11/30/28 .................. 56,330 51,491,524
3.75% , 12/31/28 - 08/31/31 ........... 1,005,783 991,881,172
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
1.75% , 01/31/29 - 11/15/29 ........... USD 125,672 $ 113,852,656
4.25% , 02/28/29 - 06/30/31 ........... 767,291 774,656,964
4.63% , 04/30/29 - 05/31/31 ........... 589,850 605,654,728
4.50% , 05/31/29 - 12/31/31 ........... 315,604 322,174,587
3.63% , 08/31/29 - 09/30/31 ........... 424,200 415,270,133
1.63% , 05/15/31 .................. 374,253 324,269,583
Total Long-Term Investments — 98 .7%
(Cost: $ 15,932,613,225 ) ............................ 15,723,493,968
Shares
Shares
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.33%
(b) (c)
................. 122,332,473 122,332,473
Total Short-Term Securities — 0 .8%
(Cost: $ 122,332,473 ) .............................. 122,332,473
Total Investments — 99 .5%
(Cost: $ 16,054,945,698 ) ............................ 15,845,826,441
Other Assets Less Liabilities — 0.5% .................... 74,847,610
Net Assets — 100.0% ...............................
$ 15,920,674,051
(a)
Zero-coupon bond.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
02/29/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/25
Shares
Held at
02/28/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 188,906,078 $ — $ (66,573,605)
(a)
$ — $ — $ 122,332,473 122,332,473 $ 2,674,916
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
February 28, 2025
iShares
®
3-7 Year Treasury Bond ETF
Schedule of Investments
7
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 15,723,493,968 $ — $ 15,723,493,968
Short-Term Securities
Money Market Funds ...................................... 122,332,473 — — 122,332,473
$ 122,332,473 $ 15,723,493,968 $ — $ 15,845,826,441

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
February 28, 2025
iShares
®
7-10 Year Treasury Bond ETF
8
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Notes
1.38% , 11/15/31 .................. USD 113,598 $ 95,537,944
4.50% , 12/31/31 - 11/15/33 ........... 2,733,000 2,798,227,948
4.38% , 01/31/32 - 05/15/34 ........... 3,268,938 3,315,181,993
1.88% , 02/15/32 .................. 1,691,160 1,463,711,755
2.88% , 05/15/32 .................. 2,001,517 1,847,650,288
2.75% , 08/15/32 .................. 2,320,866 2,117,518,243
4.13% , 11/15/32 .................. 2,576,606 2,577,108,937
3.50% , 02/15/33 .................. 2,557,711 2,447,709,547
3.38% , 05/15/33 .................. 2,561,849 2,424,749,684
3.88% , 08/15/33 - 08/15/34 ........... 5,845,322 5,712,240,305
4.00% , 02/15/34 .................. 3,259,823 3,215,382,847
4.25% , 11/15/34 .................. 2,718,290 2,728,908,521
4.63% , 02/15/35 .................. 2,043,808 2,114,382,831
Total Long-Term Investments — 99 .1%
(Cost: $ 33,253,591,206 ) ............................ 32,858,310,843
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.33%
(a) (b)
................. 342,778,951 $ 342,778,951
Total Short-Term Securities — 1 .0%
(Cost: $ 342,778,951 ) .............................. 342,778,951
Total Investments — 100 .1%
(Cost: $ 33,596,370,157 ) ............................ 33,201,089,794
Liabilities in Excess of Other Assets — (0.1) % ............. (20,042,352)
Net Assets — 100.0% ...............................
$ 33,181,047,442
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
02/29/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/25
Shares
Held at
02/28/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 204,610,000 $ 138,168,951
(a)
$ — $ — $ — $ 342,778,951 342,778,951 $ 4,588,340
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 32,858,310,843 $ — $ 32,858,310,843
Short-Term Securities
Money Market Funds ...................................... 342,778,951 — — 342,778,951
$ 342,778,951 $ 32,858,310,843 $ — $ 33,201,089,794

Schedule of Investments
February 28, 2025
iShares
®
10-20 Year Treasury Bond ETF
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds
4.50% , 02/15/36 - 02/15/44 ........... USD 744,448 $ 747,727,339
4.75% , 02/15/37 - 02/15/45 ........... 676,999 698,377,909
5.00% , 05/15/37
(a)
................. 57,474 61,750,766
4.38% , 02/15/38 - 08/15/43 ........... 558,444 552,725,846
3.50% , 02/15/39 .................. 64,980 59,520,157
4.25% , 05/15/39 - 11/15/40 ........... 96,806 95,775,402
4.63% , 02/15/40 - 11/15/44 ........... 532,223 540,273,811
1.13% , 05/15/40 - 08/15/40 ........... 655,522 414,946,233
3.88% , 08/15/40 - 05/15/43 ........... 950,141 877,661,912
1.38% , 11/15/40 .................. 489,339 320,000,748
1.88% , 02/15/41 .................. 641,532 453,558,396
2.25% , 05/15/41 .................. 627,498 468,221,661
1.75% , 08/15/41 .................. 641,398 437,678,696
3.75% , 08/15/41 - 11/15/43 ........... 163,664 147,496,277
2.00% , 11/15/41 .................. 707,406 500,241,332
3.13% , 11/15/41 - 08/15/44 ........... 344,075 283,991,586
2.38% , 02/15/42 .................. 375,471 280,796,573
3.00% , 05/15/42 - 11/15/44 ........... 37,148 29,637,384
3.25% , 05/15/42 .................. 121,555 103,530,247
2.75% , 08/15/42 - 11/15/42 ........... 621,301 488,760,491
3.38% , 08/15/42 - 05/15/44 ........... 579,866 499,043,375
4.00% , 11/15/42 .................. 384,145 361,171,704
2.88% , 05/15/43 .................. 317,682 252,408,038
3.63% , 08/15/43 - 02/15/44 ........... 410,057 362,892,536
4.13% , 08/15/44 .................. 411,858 389,527,763
2.50% , 02/15/45 .................. 200,000 145,843,750
U.S. Treasury Bonds Principal STRIPS
0.00% , 11/15/40 - 05/15/41
(b)
.......... 145,748 72,007,498
U.S. Treasury Notes
3.13% , 08/31/29 .................. 20,689 19,938,216
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
0.63% , 08/15/30 .................. USD 1,252 $ 1,043,375
1.38% , 11/15/31 .................. 1,318 1,108,795
1.88% , 02/15/32 .................. 401 346,722
2.88% , 05/15/32 .................. 13,432 12,399,600
2.75% , 08/15/32 .................. 5,453 4,974,858
4.25% , 11/15/34 .................. 14,486 14,542,385
Total Long-Term Investments — 98 .9%
(Cost: $ 9,947,167,215 ) ............................ 9,699,921,381
Shares
Shares
Short-Term Securities
Money Market Funds — 1.5%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.33%
(c) (d) (e)
................ 148,316,804 148,316,804
Total Short-Term Securities — 1 .5%
(Cost: $ 148,316,804 ) .............................. 148,316,804
Total Investments — 100 .4%
(Cost: $ 10,095,484,019 ) ............................ 9,848,238,185
Liabilities in Excess of Other Assets — (0.4) % ............. (38,537,128)
Net Assets — 100.0% ...............................
$ 9,809,701,057
(a)
All or a portion of this security is on loan.
(b)
Zero-coupon bond.
(c)
Affiliate of the Fund.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(e)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
02/29/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/25
Shares
Held at
02/28/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 147,527,500 $ 789,304
(a)
$ — $ — $ — $ 148,316,804 148,316,804 $ 3,053,618
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2025
iShares
®
10-20 Year Treasury Bond ETF
10
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 9,699,921,381 $ — $ 9,699,921,381
Short-Term Securities
Money Market Funds ...................................... 148,316,804 — — 148,316,804
$ 148,316,804 $ 9,699,921,381 $ — $ 9,848,238,185

Schedule of Investments
February 28, 2025
iShares
®
20+ Year Treasury Bond ETF
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds
2.75% , 11/15/42 - 11/15/47 ........... USD 1,559,680 $ 1,153,319,436
4.00% , 11/15/42 - 11/15/52 ........... 1,990,051 1,824,091,271
3.13% , 02/15/43 - 05/15/48 ........... 2,005,627 1,584,341,287
2.88% , 05/15/43 - 05/15/52 ........... 3,930,267 2,989,616,450
3.63% , 08/15/43 - 05/15/53 ........... 4,051,073 3,473,224,663
4.50% , 02/15/44 - 11/15/54 ........... 782,126 784,200,832
3.38% , 05/15/44 - 11/15/48 ........... 1,779,445 1,462,532,036
3.00% , 11/15/44 - 08/15/52 ........... 7,888,348 6,075,711,123
2.50% , 02/15/45 - 05/15/46 ........... 4,877,959 3,510,087,048
2.25% , 08/15/49 - 02/15/52 ........... 2,629,788 1,711,211,252
2.38% , 11/15/49 - 05/15/51 ........... 520,801 348,491,593
2.00% , 02/15/50 - 08/15/51 ........... 8,264,536 5,033,675,178
1.25% , 05/15/50 .................. 806,027 406,949,177
1.38% , 08/15/50 .................. 2,580,085 1,338,419,249
1.63% , 11/15/50 .................. 4,256,234 2,357,554,503
1.88% , 02/15/51 - 11/15/51 ........... 10,362,221 6,095,726,992
4.13% , 08/15/53 .................. 2,587,194 2,426,201,817
4.75% , 11/15/53 .................. 2,295,075 2,385,532,704
4.25% , 02/15/54 - 08/15/54 ........... 4,584,846 4,402,001,275
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
4.63% , 05/15/54 - 02/15/55 ........... USD 2,686,918 $ 2,745,542,039
Total Long-Term Investments — 98 .6%
(Cost: $ 57,860,346,586 ) ............................ 52,108,429,925
Shares
Shares
Short-Term Securities
Money Market Funds — 1.6%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.33%
(a) (b)
................. 848,529,516 848,529,516
Total Short-Term Securities — 1 .6%
(Cost: $ 848,529,516 ) .............................. 848,529,516
Total Investments — 100 .2%
(Cost: $ 58,708,876,102 ) ............................ 52,956,959,441
Liabilities in Excess of Other Assets — (0.2) % ............. (122,782,557)
Net Assets — 100.0% ...............................
$ 52,834,176,884
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
02/29/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/25
Shares
Held at
02/28/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 810,710,000 $ 37,819,516
(a)
$ — $ — $ — $ 848,529,516 848,529,516 $ 19,067,257
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 52,108,429,925 $ — $ 52,108,429,925
Short-Term Securities
Money Market Funds ...................................... 848,529,516 — — 848,529,516
$ 848,529,516 $ 52,108,429,925 $ — $ 52,956,959,441

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
February 28, 2025
iShares
®
25+ Year Treasury STRIPS Bond ETF
12
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
(a)
U.S. Treasury Bonds Principal STRIPS
0.00% , 08/15/49 - 08/15/54 ........... USD 976,526 $ 288,412,704
0.00% , 11/15/54
(b)
................. 51,455 14,108,174
U.S. Treasury Bonds STRIPS , 0.00% , 05/15/52 1 287
Total Long-Term Investments — 99 .6%
(Cost: $ 342,706,301 ) .............................. 302,521,165
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.33%
(c) (d) (e)
................ 541,241 $ 541,241
Total Short-Term Securities — 0 .2%
(Cost: $ 541,241 ) ................................. 541,241
Total Investments — 99 .8%
(Cost: $ 343,247,542 ) .............................. 303,062,406
Other Assets Less Liabilities — 0.2% .................... 610,529
Net Assets — 100.0% ...............................
$ 303,672,935
(a)
Zero-coupon bond.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(e)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
02/29/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/25
Shares
Held at
02/28/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 20,000 $ 521,241
(a)
$ — $ — $ — $ 541,241 541,241 $ 13,699
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 302,521,165 $ — $ 302,521,165
Short-Term Securities
Money Market Funds ...................................... 541,241 — — 541,241
$ 541,241 $ 302,521,165 $ — $ 303,062,406

Schedule of Investments
February 28, 2025
iShares
®
Short Treasury Bond ETF
Schedule of Investments
13
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Notes
0.25% , 09/30/25 .................. USD 509,277 $ 497,730,640
4.88% , 11/30/25 .................. 382,064 383,858,110
Total Long-Term Investments — 4 .5%
(Cost: $ 881,156,203 ) .............................. 881,588,750
Shares
Shares
Short-Term Securities
Money Market Funds — 3.1%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.33%
(a) (b) (c)
................ 593,511,731 593,511,731
Total Money Market Funds — 3 .1%
(Cost: $ 593,511,731 ) .............................. 593,511,731
Par (000)
Pa r (000)
U.S. Treasury Obligations — 97.1%
U.S. Treasury Bills
(d)
4.27% , 03/04/25
(e)
................. 382,054 382,009,221
4.65% , 03/06/25 .................. 278,518 278,419,654
4.27% , 03/11/25 .................. 356,525 356,185,506
4.34% , 03/13/25 .................. 366,474 366,040,956
4.32% , 03/18/25 .................. 670,757 669,563,809
4.91% , 03/20/25 .................. 25,952 25,899,961
4.35% , 03/25/25 .................. 618,875 617,275,607
4.28% , 03/27/25 .................. 602,378 600,683,511
3.78% , 04/01/25 .................. 432,916 431,436,778
4.29% , 04/03/25 .................. 957,820 954,327,212
4.27% , 04/08/25
(e)
................. 275,016 273,851,115
4.36% , 04/10/25 .................. 615,782 613,030,581
4.29% , 04/15/25
(e)
................. 519,264 516,635,892
4.82% , 04/17/25 .................. 781,560 777,426,127
4.26% , 04/22/25 .................. 323,914 322,010,052
4.37% , 04/24/25
(e)
................. 737,959 733,454,824
2.59% , 04/29/25
(e)
................. 378,830 376,294,586
4.27% , 05/01/25
(e)
................. 819,651 813,946,904
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
4.25% , 05/06/25
(e)
................. USD 405,865 $ 402,824,438
4.25% , 05/13/25 .................. 356,868 353,913,704
4.56% , 05/15/25
(e)
................. 1,043,642 1,034,758,540
4.27% , 05/20/25 .................. 203,968 202,114,268
4.34% , 05/22/25 .................. 515,084 510,279,013
4.26% , 05/27/25
(e)
................. 152,640 151,131,924
4.19% , 05/29/25 .................. 199,458 197,431,901
4.38% , 06/05/25 .................. 183,070 181,068,465
4.29% , 06/12/25 .................. 366,474 362,170,742
4.29% , 06/17/25 .................. 199,220 196,754,997
4.28% , 06/24/25 .................. 199,333 196,705,423
4.26% , 06/26/25 .................. 102,662 101,291,374
4.32% , 07/01/25 .................. 200,000 197,221,680
4.22% , 07/03/25 .................. 763,715 752,901,152
4.33% , 07/10/25 .................. 617,405 608,177,828
4.27% , 07/17/25 .................. 817,446 804,531,834
4.25% , 07/24/25 .................. 407,115 400,380,580
4.41% , 08/07/25 .................. 458,268 449,955,500
4.28% , 08/14/25 .................. 349,347 342,745,588
4.31% , 08/21/25 .................. 150,221 147,260,958
4.27% , 08/28/25 .................. 199,910 195,820,539
4.31% , 09/04/25 .................. 302,872 296,456,027
4.02% , 10/02/25 .................. 92,401 90,179,973
4.27% , 10/30/25 .................. 532,344 518,008,128
4.37% , 11/28/25
(e)
................. 142,199 137,971,350
4.24% , 12/26/25 .................. 308,033 297,989,220
4.19% , 01/22/26 .................. 508,901 490,729,575
4.22% , 02/19/26 .................. 150,221 144,455,677
Total U.S. Treasury Obligations — 97 .1%
(Cost: $ 18,866,647,545 ) ............................ 18,873,722,694
Total Short-Term Securities — 100.2%
(Cost: $ 19,460,159,276 ) ............................ 19,467,234,425
Total Investments — 104 .7%
(Cost: $ 20,341,315,479 ) ............................ 20,348,823,175
Liabilities in Excess of Other Assets — (4.7) % ............. (910,244,354)
Net Assets — 100.0% ...............................
$ 19,438,578,821
(a)
Affiliate of the Fund.
(b)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(c)
Annualized 7-day yield as of period end.
(d)
Rates are discount rates or a range of discount rates as of period end.
(e)
All or a portion of this security is on loan.
Affiliated Issuer
Value at
02/29/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/25
Shares
Held at
02/28/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 1,530,557,500 $ — $ (937,045,769)
(a)
$ — $ — $ 593,511,731 593,511,731 $ 11,485,541
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2025
iShares
®
Short Treasury Bond ETF
14
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 881,588,750 $ — $ 881,588,750
Short-Term Securities
Money Market Funds ...................................... 593,511,731 — — 593,511,731
U.S. Treasury Obligations ................................... — 18,873,722,694 — 18,873,722,694
$ 593,511,731 $ 19,755,311,444 $ — $ 20,348,823,175

Statements of Assets and Liabilities
February 28, 2025
15
Statements of Assets and Liabilities
See notes to financial statements.
iShares 0-3
Month Treasury
Bond ETF
iShares 1-3
Year Treasury
Bond ETF
iShares 3-7
Year Treasury
Bond ETF
iShares 7-10
Year Treasury
Bond ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................... $ 39,107,217,217 $ 22,806,966,735 $ 15,723,493,968 $ 32,858,310,843
Investments, at value — affiliated
(c)
............................................ 946,190,358 117,635,089 122,332,473 342,778,951
Cash ............................................................... — — 108 —
Receivables: – – – –
Investment s sold ...................................................... — 1,146,732,604 519,629,286 1,554,097,975
Securities lending income — affiliated ........................................ 205,668 3,618 — —
Capital shares sold ..................................................... 8,444,130 — 1,130,599 689,567
Dividends — affiliated ................................................... 453,316 240,951 267,071 449,380
Interest — unaffiliated ................................................... 687 147,527,862 98,421,883 218,041,409
Total a ssets ...........................................................
40,062,511,376 24,219,106,859 16,465,275,388 34,974,368,125
LIABILITIES
Bank overdraft .......................................................... — 181,479 — —
Collateral on securities loaned ............................................... 842,520,000 837,721 — —
Payables: – – – –
Investments purchased .................................................. 3,675,954,603 1,150,909,230 542,633,606 1,789,412,495
Capital shares redeemed ................................................. 31,665,489 — 188,433 197,019
Investment advisory fees ................................................. 2,338,923 2,653,018 1,779,298 3,711,169
Total li abilities ..........................................................
4,552,479,015 1,154,581,448 544,601,337 1,793,320,683
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 35,510,032,361 $ 23,064,525,411 $ 15,920,674,051 $ 33,181,047,442
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 35,391,080,290 $ 23,993,421,555 $ 17,040,314,693 $ 37,975,294,121
Accumulated earnings (loss) ................................................ 118,952,071 (928,896,144) (1,119,640,642) (4,794,246,679)
NET ASSETS ..........................................................
$ 35,510,032,361 $ 23,064,525,411 $ 15,920,674,051 $ 33,181,047,442
NET ASSET VALUE
Shares outstanding ......................................................
352,800,000 279,300,000 135,200,000 348,100,000
Net asset value .........................................................
$ 100.65 $ 82.58 $ 117.76 $ 95.32
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated ....................................... $ 39,099,231,115 $ 22,718,990,169 $ 15,932,613,225 $ 33,253,591,206
(b)
  Securities loaned, at value ............................................ $ 825,896,916 $ 814,592 $ — $ —
(c)
  Investments, at cost — affiliated ......................................... $ 946,190,358 $ 117,635,089 $ 122,332,473 $ 342,778,951

Statements of Assets and Liabilities
(continued)
February 28, 2025
2025
iShares Annual Financial Statements and Additional Information
16
See notes to financial statements.
iShares 10-20
Year Treasury
Bond ETF
iShares 20+
Year Treasury
Bond ETF
iShares 25+
Year Treasury
STRIPS Bond
ETF
iShares Short
Treasury Bond
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................... $ 9,699,921,381 $ 52,108,429,925 $ 302,521,165 $ 19,755,311,444
Investments, at value — affiliated
(c)
............................................ 148,316,804 848,529,516 541,241 593,511,731
Cash ............................................................... — 105,415 — 653,141
Receivables: – – – –
Investment s sold ...................................................... 242,697,631 — 1,044,919 —
Securities lending income — affiliated ........................................ — — 32 134,979
Capital shares sold ..................................................... 2,033,889 2,222,402 — 528,613
Dividends — affiliated ................................................... 125,721 1,794,963 843 162,779
Interest — unaffiliated ................................................... 53,583,085 297,569,552 — 5,187,772
Total a ssets ...........................................................
10,146,678,511 53,258,651,773 304,108,200 20,355,490,459
LIABILITIES
Collateral on securities loaned ............................................... 45,202,500 — 412,500 517,297,500
Payables: – – – –
Investments purchased .................................................. 290,952,407 409,184,601 — 396,070,469
Capital shares redeemed ................................................. — 9,185,927 — 1,321,532
Investment advisory fees ................................................. 821,627 6,104,361 22,765 2,222,137
Other accrued expenses ................................................. 920 — — —
Total li abilities ..........................................................
336,977,454 424,474,889 435,265 916,911,638
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 9,809,701,057 $ 52,834,176,884 $ 303,672,935 $ 19,438,578,821
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 11,229,886,953 $ 67,566,197,753 $ 437,707,121 $ 19,415,439,020
Accumulated earnings (loss) ................................................ (1,420,185,896) (14,732,020,869) (134,034,186) 23,139,801
NET ASSETS ..........................................................
$ 9,809,701,057 $ 52,834,176,884 $ 303,672,935 $ 19,438,578,821
NET ASSET VALUE
Shares outstanding ......................................................
93,900,000 571,600,000 28,550,000 175,990,000
Net asset value .........................................................
$ 104.47 $ 92.43 $ 10.64 $ 110.45
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated ....................................... $ 9,947,167,215 $ 57,860,346,586 $ 342,706,301 $ 19,747,803,748
(b)
  Securities loaned, at value ............................................ $ 44,050,974 $ — $ 411,279 $ 506,762,754
(c)
  Investments, at cost — affiliated ......................................... $ 148,316,804 $ 848,529,516 $ 541,241 $ 593,511,731

Statements of Operations
Year Ended February 28, 2025
17
Statements of Operations
iShares 0-3
Month Treasury
Bond ETF
iShares 1-3
Year Treasury
Bond ETF
iShares 3-7
Year Treasury
Bond ETF
iShares 7-10
Year Treasury
Bond ETF
INVESTMENT INCOME – – – –
Dividends — affiliated ................................................... $ 10,205,503 $ 2,896,379 $ 2,559,809 $ 3,835,777
Interest — unaffiliated ................................................... 1,243,684,125 964,903,416 482,521,275 1,173,752,364
Securities lending income — affiliated — net ................................... 1,569,254 240,950 115,107 752,563
Total investment income ...................................................
1,255,458,882 968,040,745 485,196,191 1,178,340,704
EXPENSES
Investment advisory .................................................... 24,683,597 35,526,656 21,438,853 46,263,150
Commitment costs ..................................................... 39,460 — — —
Interest expense ...................................................... 4,190 795 257 1,052
Total e xpenses .........................................................
24,727,247 35,527,451 21,439,110 46,264,202
Less: – – – –
Investment advisory fees waived ........................................... (3,447,220) — — —
Total ex penses after fees waived .............................................
21,280,027 35,527,451 21,439,110 46,264,202
Net investment income ....................................................
1,234,178,855 932,513,294 463,757,081 1,132,076,502
REALIZED AND UNREALIZED GAIN (LOSS) $ 10,398,646 $ 269,855,828 $ 292,376,407 $ 251,337,332
Net realized gain (loss) from:
Investments — unaffiliated ............................................. $ 688 $ (98,989,622) $ (166,775,498) $ (1,232,609,187)
Investments — affiliated ............................................... — (1) — —
In-kind redemptions — unaffiliated
(a)
....................................... 485,379 39,647,503 44,705,684 152,078,436
Payment by affiliate .................................................. — — 13,552 —
Short sales — unaffiliated .............................................. — (21) — —
486,067 (59,342,141) (122,056,262) (1,080,530,751)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................. 9,912,581 329,197,969 414,432,669 1,331,868,084
Net realized and unrealized gain .............................................
10,398,648 269,855,828 292,376,407 251,337,333
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................
$ 1,244,577,503 $ 1,202,369,122 $ 756,133,488 $ 1,383,413,835
(a)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Operations
(continued)
Year Ended February 28, 2025
2025
iShares Annual Financial Statements and Additional Information
18
iShares 10-20
Year Treasury
Bond ETF
iShares 20+
Year Treasury
Bond ETF
iShares 25+
Year Treasury
STRIPS Bond
ETF
iShares Short
Treasury Bond
ETF
INVESTMENT INCOME – – – –
Dividends — affiliated ................................................... $ 2,435,652 $ 19,054,567 $ 13,497 $ 6,152,165
Interest — unaffiliated ................................................... 320,025,141 2,268,600,943 12,714,459 931,141,588
Securities lending income — affiliated — net ................................... 617,966 12,690 202 5,333,376
Total investment income ...................................................
323,078,759 2,287,668,200 12,728,158 942,627,129
EXPENSES
Investment advisory .................................................... 11,400,536 81,063,854 430,704 28,233,346
Commitment costs ..................................................... — — — 39,460
Interest expense ...................................................... 151 2,072 817 925
Total e xpenses .........................................................
11,400,687 81,065,926 431,521 28,273,731
Less: – – – –
Investment advisory fees waived ........................................... — — (144,634) (108,849)
Total ex penses after fees waived .............................................
11,400,687 81,065,926 286,887 28,164,882
Net investment income ....................................................
311,678,072 2,206,602,274 12,441,271 914,462,247
REALIZED AND UNREALIZED GAIN (LOSS) $ 92,074,385 $ (870,982,137) $ (14,608,783) $ 14,150,581
Net realized gain (loss) from:
Investments — unaffiliated ............................................. $ (248,110,743) $ (3,314,476,655) $ (26,880,379) $ 845,880
In-kind redemptions — unaffiliated
(a)
....................................... 62,020,508 606,694,263 11,981,974 2,944,154
(186,090,235) (2,707,782,392) (14,898,405) 3,790,034
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................. 278,164,623 1,836,800,255 289,620 10,360,546
Net realized and unrealized gain (loss) .........................................
92,074,388 (870,982,137) (14,608,785) 14,150,580
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........
$ 403,752,460 $ 1,335,620,137 $ (2,167,514) $ 928,612,827
(a)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Changes in Net Assets
19
Statements of Changes in Net Assets
See notes to financial statements.
iShares 0-3 Month Treasury Bond ETF iShares 1-3 Year Treasury Bond ETF
Year Ended
02/28/25
Year Ended
02/29/24
Year Ended
02/28/25
Year Ended
02/29/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 1,234,178,855 $ 728,033,727 $ 932,513,294 $ 851,308,319
Net realized gain (loss) ............................................ 486,067 225,124 (59,342,141) (468,968,368)
Net change in unrealized appreciation (depreciation) ........................ 9,912,581 (1,973,749) 329,197,969 667,550,333
Net increase in net assets resulting from operations ...........................
1,244,577,503 726,285,102 1,202,369,122 1,049,890,284
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(1,198,516,789) (675,659,011) (936,671,294) (829,122,279)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
16,942,913,895 10,347,503,962 (2,758,472,619) (1,003,021,375)
NET ASSETS
Total increase (decrease) in net assets ................................... 16,988,974,609 10,398,130,053 (2,492,774,791) (782,253,370)
Beginning of year ..................................................
18,521,057,752 8,122,927,699 25,557,300,202 26,339,553,572
End of year ......................................................
$ 35,510,032,361 $ 18,521,057,752 $ 23,064,525,411 $ 25,557,300,202
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2025
iShares Annual Financial Statements and Additional Information
20
See notes to financial statements.
iShares 3-7 Year Treasury Bond ETF iShares 7-10 Year Treasury Bond ETF
Year Ended
02/28/25
Year Ended
02/29/24
Year Ended
02/28/25
Year Ended
02/29/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 463,757,081 $ 334,099,086 $ 1,132,076,502 $ 855,368,820
Net realized loss ................................................ (122,056,262) (453,468,810) (1,080,530,751) (1,383,200,291)
Net change in unrealized appreciation (depreciation) ........................ 414,432,669 523,381,542 1,331,868,084 731,353,030
Net increase in net assets resulting from operations ...........................
756,133,488 404,011,818 1,383,413,835 203,521,559
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(454,384,261) (322,555,021) (1,109,556,065) (829,462,599)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
2,244,041,798 1,285,662,391 5,042,234,582 5,509,125,703
NET ASSETS
Total increase in net assets ........................................... 2,545,791,025 1,367,119,188 5,316,092,352 4,883,184,663
Beginning of year ..................................................
13,374,883,026 12,007,763,838 27,864,955,090 22,981,770,427
End of year ......................................................
$ 15,920,674,051 $ 13,374,883,026 $ 33,181,047,442 $ 27,864,955,090
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
21
Statements of Changes in Net Assets
See notes to financial statements.
iShares 10-20 Year Treasury Bond ETF iShares 20+ Year Treasury Bond ETF
Year Ended
02/28/25
Year Ended
02/29/24
Year Ended
02/28/25
Year Ended
02/29/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 311,678,072 $ 302,105,982 $ 2,206,602,274 $ 1,505,673,994
Net realized loss ................................................ (186,090,235) (134,357,949) (2,707,782,392) (2,600,577,020)
Net change in unrealized appreciation (depreciation) ........................ 278,164,623 (165,080,386) 1,836,800,255 (269,922,256)
Net increase (decrease) in net assets resulting from operations ...................
403,752,460 2,667,647 1,335,620,137 (1,364,825,282)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(313,270,178) (299,913,515) (2,198,529,768) (1,423,935,830)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
1,968,942,173 (230,401,103) 3,933,894,025 22,187,012,620
NET ASSETS
Total increase (decrease) in net assets ................................... 2,059,424,455 (527,646,971) 3,070,984,394 19,398,251,508
Beginning of year ..................................................
7,750,276,602 8,277,923,573 49,763,192,490 30,364,940,982
End of year ......................................................
$ 9,809,701,057 $ 7,750,276,602 $ 52,834,176,884 $ 49,763,192,490
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2025
iShares Annual Financial Statements and Additional Information
22
See notes to financial statements.
iShares 25+ Year Treasury STRIPS Bond ETF iShares Short Treasury Bond ETF
Year Ended
02/28/25
Year Ended
02/29/24
Year Ended
02/28/25
Year Ended
02/29/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 12,441,271 $ 5,832,713 $ 914,462,247 $ 1,008,345,606
Net realized gain (loss) ............................................ (14,898,405) (61,158,044) 3,790,034 1,940,355
Net change in unrealized appreciation (depreciation) ........................ 289,620 41,485,165 10,360,546 31,585,558
Net increase (decrease) in net assets resulting from operations ...................
(2,167,514) (13,840,166) 928,612,827 1,041,871,519
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(12,086,942) (6,043,087) (924,656,331) (995,877,471)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
76,259,330 (20,427,364) 1,452,108,526 (5,806,139,037)
NET ASSETS
Total increase (decrease) in net assets ................................... 62,004,874 (40,310,617) 1,456,065,022 (5,760,144,989)
Beginning of year ..................................................
241,668,061 281,978,678 17,982,513,799 23,742,658,788
End of year ......................................................
$ 303,672,935 $ 241,668,061 $ 19,438,578,821 $ 17,982,513,799
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
23
Financial Highlights
iShares 0-3 Month Treasury Bond ETF
Year Ended
02/28/25
Year Ended
02/29/24
Year Ended
02/28/23
Year Ended
02/28/22
Period from
05/26/20
(a)
to 02/28/21
Net asset value, beginning of period ..............................
$ 100.66  $ 100.41  $ 100.02  $ 100.01  $ 100.01
Net investment income
(b)
......................................
4 .92  5 .26  2 .81  0 .04  0 .05
Net realized and unrealized gain (loss)
(c)
............................
0.09  (0.06) (0.57) 0.00  0.00
(d)
Net increase from investment operations ............................. 5.01  5.20  2.24  0.04  0.05
Distributions from net investment income
(e)
......................... (5.02) (4.95) (1.85) (0.03) (0.05)
Net asset value, end of period ................................... $ 100.65  $ 100.66  $ 100.41  $ 100.02  $ 100.01
Total Return
(f)
Based on net asset value ....................................... 5.11% 5.32% 2.25% 0.04% 0.05%
(g)
Ratios to Average Net Assets
(h)
Total expen ses ..............................................
0.10% 0.12% 0.12% 0.12% 0.12%
(i)
Total expenses after fees waived ..................................
0.08% 0.06% 0.04% 0.03% 0.03%
(i)
Net investment income .........................................
4.90% 5.24% 2.81% 0.04% 0.07%
(i)
Supplemental Data
Net assets, end of period (000) ................................... $ 35,510,032  $ 18,521,058  $ 8,122,928  $ 1,865,428  $ 735,108
Portfolio turnover rate
(j)
......................................... 0% 0%
(k)
0% 0% 326%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Rounds to less than $0.01.
(e)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
(k)
Portfolio turnover rate presented in the previously issued financial statements for the year-ended 02/29/24 of 584% has been revised to remove the impact from short-term securities included in error, which the fund determined was immaterial to the previously issued financial statements.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
iShares Annual Financial Statements and Additional Information
24
iShares 1-3 Year Treasury Bond ETF
Year Ended
02/28/25
Year Ended
02/29/24
Year Ended
02/28/23
Year Ended
02/28/22
Year Ended
02/28/21
Net asset value, beginning of year .................................
$ 81.70  $ 80.97  $ 84.55  $ 86.30  $ 85.70
Net investment income
(a)
........................................
3 .23  2 .60  1 .38  0 .20  0 .62
Net realized and unrealized gain (loss)
(b)
..............................
0.89  0.67  (3.77) (1.73) 0.69
Net increase (decrease) from investment operations ....................... 4.12  3.27  (2.39) (1.53) 1.31
Distributions
(c)
– – – – –
From net investment income .....................................
( 3 .24 ) ( 2 .54 ) ( 1 .19 ) ( 0 .19 ) ( 0 .71 )
From net realized gain ..........................................
—  —  —  ( 0 .03 ) —
Total distributions .............................................. (3.24) (2.54) (1.19) (0.22) (0.71)
Net asset value, end of year ...................................... $ 82.58  $ 81.70  $ 80.97  $ 84.55  $ 86.30
Total Return
(d)
Based on net asset value ......................................... 5.15% 4.11% (2.84)% (1.77)% 1.52%
Ratios to Average Net Assets
(e)
Total expen ses ................................................
0.15% 0.15% 0.15% 0.15% 0.15%
Net investment income ...........................................
3.94% 3.20% 1.69% 0.24% 0.71%
Supplemental Data
Net assets, end of year (000) ....................................... $ 23,064,525  $ 25,557,300  $ 26,339,554  $ 21,433,224  $ 19,572,396
Portfolio turnover rate
(f)
........................................... 55% 55% 73% 148% 79%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
25
Financial Highlights
iShares 3-7 Year Treasury Bond ETF
Year Ended
02/28/25
Year Ended
02/29/24
Year Ended
02/28/23
Year Ended
02/28/22
Year Ended
02/28/21
Net asset value, beginning of year ...............................
$ 115.50  $ 114.47  $ 126.06  $ 131.00  $ 130.24
Net investment income
(a)
......................................
3 .77  2 .98  1 .84  0 .94  1 .29
Net realized and unrealized gain (loss)
(b)
............................
2.21  0.92  (11.75) (4.94) 0.85
Net increase (decrease) from investment operations ..................... 5.98  3.90  (9.91) (4.00) 2.14
Distributions from net investment income
(c)
......................... (3.72) (2.87) (1.68) (0.94) (1.38)
Net asset value, end of year .................................... $ 117.76  $ 115.50  $ 114.47  $ 126.06  $ 131.00
Total Return
(d)
Based on net asset value ....................................... 5.27%
(e)
3.44% (7.90)% (3.07)% 1.63%
Ratios to Average Net Assets
(f)
Total expen ses ..............................................
0.15% 0.15% 0.15% 0.15% 0.15%
Net investment income .........................................
3.24% 2.58% 1.57% 0.72% 0.97%
Supplemental Data
Net assets, end of year (000) ..................................... $ 15,920,674  $ 13,374,883  $ 12,007,764  $ 10,475,559  $ 11,227,126
Portfolio turnover rate
(g)
......................................... 35% 45% 36% 62% 49%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
iShares Annual Financial Statements and Additional Information
26
iShares 7-10 Year Treasury Bond ETF
Year Ended
02/28/25
Year Ended
02/29/24
Year Ended
02/28/23
Year Ended
02/28/22
Year Ended
02/28/21
Net asset value, beginning of year ................................
$ 94.14  $ 95.72  $ 111.99  $ 115.71  $ 117.31
Net investment income
(a)
.......................................
3 .46  2 .92  2 .15  1 .08  1 .15
Net realized and unrealized gain (loss)
(b)
.............................
1.13  (1.67) (16.44) (3.81) (1.53)
Net increase (decrease) from investment operations ...................... 4.59  1.25  (14.29) (2.73) (0.38)
Distributions from net investment income
(c)
.......................... (3.41) (2.83) (1.98) (0.99) (1.22)
Net asset value, end of year ..................................... $ 95.32  $ 94.14  $ 95.72  $ 111.99  $ 115.71
Total Return
(d)
Based on net asset value ........................................ 4.98% 1.32% (12.83)% (2.38)% (0.37)%
Ratios to Average Net Assets
(e)
Total expen ses ...............................................
0.15% 0.15% 0.15% 0.15% 0.15%
Net investment income ..........................................
3.67% 3.06% 2.15% 0.94% 0.95%
Supplemental Data
Net assets, end of year (000) ...................................... $ 33,181,047  $ 27,864,955  $ 22,981,770  $ 17,413,750  $ 14,209,563
Portfolio turnover rate
(f)
.......................................... 64% 48% 53% 114% 76%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
27
Financial Highlights
iShares 10-20 Year Treasury Bond ETF
Year Ended
02/28/25
Year Ended
02/29/24
Year Ended
02/28/23
Year Ended
02/28/22
Year Ended
02/28/21
Net asset value, beginning of year ...............................
$ 103.89  $ 109.21  $ 141.79  $ 146.54  $ 158.70
Net investment income
(a)
......................................
4 .25  4 .17  3 .70  2 .41  2 .04
Net realized and unrealized gain (loss)
(b)
............................
0.59  (5.32) (33.13) (4.91) (10.08)
Net increase (decrease) from investment operations ..................... 4.84  (1.15) (29.43) (2.50) (8.04)
Distributions
(c)
– – – – –
From net investment income ...................................
( 4 .26 ) ( 4 .17 ) ( 3 .15 ) ( 2 .25 ) ( 2 .80 )
From net realized gain ........................................
—  —  —  —  ( 1 .32 )
Total distributions ............................................ (4.26) (4.17) (3.15) (2.25) (4.12)
Net asset value, end of year .................................... $ 104.47  $ 103.89  $ 109.21  $ 141.79  $ 146.54
Total Return
(d)
Based on net asset value ....................................... 4.78% (1.05)% (20.90)% (1.74)% (5.38)%
Ratios to Average Net Assets
(e)
Total expen ses ..............................................
0.15% 0.15% 0.15% 0.15% 0.15%
Net investment income .........................................
4.10% 3.93% 3.23% 1.65% 1.25%
Supplemental Data
Net assets, end of year (000) ..................................... $ 9,809,701  $ 7,750,277  $ 8,277,924  $ 2,325,430  $ 1,186,936
Portfolio turnover rate
(f)
......................................... 28% 26% 56% 114% 214%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
iShares Annual Financial Statements and Additional Information
28
iShares 20+ Year Treasury Bond ETF
Year Ended
02/28/25
Year Ended
02/29/24
Year Ended
02/28/23
Year Ended
02/28/22
Year Ended
02/28/21
Net asset value, beginning of year ...............................
$ 94.07  $ 101.52  $ 139.87  $ 143.12  $ 155.13
Net investment income
(a)
......................................
3 .78  3 .54  2 .98  2 .25  2 .24
Net realized and unrealized loss
(b)
................................
(1.66) (7.61) (38.60) (3.26) (11.95)
Net increase (decrease) from investment operations ..................... 2.12  (4.07) (35.62) (1.01) (9.71)
Distributions from net investment income
(c)
......................... (3.76) (3.38) (2.73) (2.24) (2.30)
Net asset value, end of year .................................... $ 92.43  $ 94.07  $ 101.52  $ 139.87  $ 143.12
Total Return
(d)
Based on net asset value ....................................... 2.33% (4.06)% (25.64)% (0.72)% (6.43)%
Ratios to Average Net Assets
(e)
Total expen ses ..............................................
0.15% 0.15% 0.15% 0.15% 0.15%
Net investment income .........................................
4.08% 3.68% 2.72% 1.56% 1.39%
Supplemental Data
Net assets, end of year (000) ..................................... $ 52,834,177  $ 49,763,192  $ 30,364,941  $ 16,113,367  $ 14,783,961
Portfolio turnover rate
(f)
......................................... 19% 23% 22% 43% 65%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
29
Financial Highlights
iShares 25+ Year Treasury STRIPS Bond ETF
Year Ended
02/28/25
Year Ended
02/29/24
Year Ended
02/28/23
Year Ended
02/28/22
Period from
09/22/20
(a)
to 02/28/21
Net asset value, beginning of period ..............................
$ 11.29  $ 13.08  $ 20.52  $ 20.61  $ 25.06
Net investment income
(b)
......................................
0 .47  0 .47  0 .47  0 .45  0 .17
Net realized and unrealized loss
(c)
................................
(0.66) (1.79) (7.44) (0.14) (4.50)
Net increase (decrease) from investment operations ..................... (0.19) (1.32) (6.97) 0.31  (4.33)
Distributions from net investment income
(d)
......................... (0.46) (0.47) (0.47) (0.40) (0.12)
Net asset value, end of period ................................... $ 10.64  $ 11.29  $ 13.08  $ 20.52  $ 20.61
Total Return
(e)
Based on net asset value ....................................... (1.70)% (10.27)% (34.23)% 1.44% (17.33)%
(f)
Ratios to Average Net Assets
(g)
Total expen ses ..............................................
0.15% 0.15% 0.15% 0.15% 0.15%
(h)
Total expenses after fees waived ..................................
0.10% 0.08% 0.04% 0.04% 0.07%
(h)
Net investment income .........................................
4.33% 3.97% 3.17% 2.10% 1.71%
(h)
Supplemental Data
Net assets, end of period (000) ................................... $ 303,673  $ 241,668  $ 281,979  $ 324,196  $ 28,853
Portfolio turnover rate
(i)
......................................... 22% 22% 50% 40% 36%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
iShares Annual Financial Statements and Additional Information
30
iShares Short Treasury Bond ETF
Year Ended
02/28/25
Year Ended
02/29/24
Year Ended
02/28/23
Year Ended
02/28/22
Year Ended
02/28/21
Net asset value, beginning of year .................................
$ 110.48  $ 110.22  $ 110.29  $ 110.52  $ 110.68
Net investment income (loss)
(a)
....................................
5 .36  5 .40  2 .32  ( 0 .07 ) 0 .40
Net realized and unrealized gain (loss)
(b)
..............................
0.07  0.18  (0.50) (0.16) 0.10
Net increase (decrease) from investment operations ....................... 5.43  5.58  1.82  (0.23) 0.50
Distributions
(c)
– – – – –
From net investment income .....................................
( 5 .46 ) ( 5 .32 ) ( 1 .89 ) —  ( 0 .50 )
From net realized gain ..........................................
—  —  —  —  ( 0 .16 )
Total distributions .............................................. (5.46) (5.32) (1.89) —  (0.66)
Net asset value, end of year ...................................... $ 110.45  $ 110.48  $ 110.22  $ 110.29  $ 110.52
Total Return
(d)
Based on net asset value ......................................... 5.05% 5.19% 1.66% (0.19)% 0.45%
Ratios to Average Net Assets
(e)
Total expen ses ................................................
0.15% 0.15% 0.15% 0.15% 0.15%
Total expenses after fees waived ....................................
0.15% 0.15% 0.14% 0.15% 0.15%
Net investment income (loss) .......................................
4.86% 4.90% 2.10% (0.06)% 0.36%
Supplemental Data
Net assets, end of year (000) ....................................... $ 19,438,579  $ 17,982,514  $ 23,742,659  $ 15,779,285  $ 16,193,171
Portfolio turnover rate
(f)
........................................... 139% 62% 107% 86% 115%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
31
Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures ("ASU 2023-07") during the period. The Funds' adoption of the new standard impacted financial statement disclosures only and did not affect each Fund's financial position or results of operations.
The Chief Financial Officer acts as the Funds' Chief Operating Decision Maker ("CODM') and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
iShares ETF
Diversification
Classification
0-3 Month Treasury Bond ............................................................................................... Diversified
1-3 Year Treasury Bond ................................................................................................ Diversified
3-7 Year Treasury Bond ................................................................................................ Diversified
7-10 Year Treasury Bond ................................................................................................ Diversified
10-20 Year Treasury Bond ............................................................................................... Diversified
20+ Year Treasury Bond ................................................................................................ Diversified
25+ Year Treasury STRIPS Bond .......................................................................................... Diversified
Short Treasury Bond .................................................................................................. Diversified

Notes to Financial Statements
(continued)
2025
iShares Annual Financial Statements and Additional Information
32
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Stripped Bonds: A stripped bond is a bond that has had its coupon payments and principal repayment stripped into two separate components then selling the separate parts as a zero-coupon bond and an interest paying coupon bond. Once stripped, each component trades as a separate security. Stripped bonds have a greater sensitivity to changes in interest rates than similar maturity debt obligations which provide for regular interest payments.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Notes to Financial Statements
(continued)
33
Notes to Financial Statements
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except ( i ) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
0-3 Month Treasury Bond
J.P. Morgan Securities LLC ............................... $ 743,912,208 $ (743,912,208) $ – $ –
State Street Bank & Trust Co. .............................. 81,984,708 (81,984,708) – –
$ 825,896,916 $ (825,896,916) $ – $ –
1-3 Year Treasury Bond
J.P. Morgan Securities LLC ............................... $ 814,592 $ (814,592) $ – $ –
m
10-20 Year Treasury Bond
Credit Agricole Corporate & Investment Bank SA ................. $ 44,050,974 $ (44,050,974) $ – $ –
m
25+ Year Treasury STRIPS Bond
J.P. Morgan Securities LLC ............................... $ 411,279 $ (411,279) $ – $ –
m
Short Treasury Bond
Citigroup Global Markets, Inc. .............................. $ 74,498,025 $ (74,498,025) $ – $ –
Deutsche Bank Securities, Inc. ............................. 16,870,246 (16,870,246) – –
J.P. Morgan Securities LLC ............................... 149,982,300 (149,982,300) – –
Mitsubishi UFJ Securities Holdings Co., Ltd. .................... 3,881,072 (3,881,072) – –
Mizuho Securities USA LLC ............................... 72,770,100 (72,770,100) – –
Morgan Stanley ....................................... 9,933,070 (9,933,070) – –
State Street Bank & Trust Co. .............................. 178,827,941 (178,827,941) – –
$ 506,762,754 $ (506,762,754) $ – $ –
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.
iShares ETF Investment Advisory Fees
0-3 Month Treasury Bond ............................................................................................ 0.09%
1-3 Year Treasury Bond ............................................................................................. 0.15
3-7 Year Treasury Bond ............................................................................................. 0.15
7-10 Year Treasury Bond ............................................................................................. 0.15
10-20 Year Treasury Bond ............................................................................................ 0.15
20+ Year Treasury Bond ............................................................................................. 0.15
25+ Year Treasury STRIPS Bond ....................................................................................... 0.15
Short Treasury Bond ............................................................................................... 0.15

Notes to Financial Statements
(continued)
2025
iShares Annual Financial Statements and Additional Information
34
Effective June 28, 2024, for its investment advisory services to the iShares 0-3 Month Treasury Bond ETF, BFA is entitled to an annual investment advisory fee of 0.09%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. Prior to June 28, 2024, BFA was entitled to an annual investment advisory fee of 0.12%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
Prior to June 30, 2024, for the iShares 0-3 Month Treasury Bond ETF, BFA had contractually agreed to waive a portion of its management fee so that the Fund’s total annual fund operating expenses after the fee waiver will not exceed 0.07% through June 30, 2024.
For the iShares 25+ Year Treasury STRIPS Bond ETF, BFA has contractually agreed to waive a portion of its management fee so that the Fund’s total annual fund operating expenses after the fee waiver will not exceed 0.10% through February 28, 2029.
For the iShares Short Treasury Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by the Fund in other registered investment companies advised by BFA or its affiliates.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the year ended February 28, 2025, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
iShares ETF Amounts Waived
0-3 Month Treasury Bond ............................................................................................... $ 3,447,220
25+ Year Treasury STRIPS Bond .......................................................................................... 144,634
Short Treasury Bond .................................................................................................. 108,849

Notes to Financial Statements
(continued)
35
Notes to Financial Statements
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended
February 28, 2025, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.
Other Transactions: During the year ended February 28, 2025, 3-7 Year Treasury Bond received a reimbursement of $13,552 from an affiliate, which is included in payment by affiliate in the Statements of Operations, related to an operating error.
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. Purchases and Sales
For the year ended February 28, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended February 28, 2025, in-kind transactions were as follows:
7. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
iShares ETF Amounts
0-3 Month Treasury Bond ................................................................................................... $ 578,848
1-3 Year Treasury Bond .................................................................................................... 73,432
3-7 Year Treasury Bond .................................................................................................... 32,479
7-10 Year Treasury Bond .................................................................................................... 240,496
10-20 Year Treasury Bond ................................................................................................... 144,782
20+ Year Treasury Bond .................................................................................................... 4,231
25+ Year Treasury STRIPS Bond .............................................................................................. 88
Short Treasury Bond ...................................................................................................... 1,661,928
U.S. Government Securities
iShares ETF Purchases Sales
1-3 Year Treasury Bond ................................................................................. $ 12,797,383,666 $ 13,004,618,387
3-7 Year Treasury Bond ................................................................................. 4,913,242,504 4,997,780,141
7-10 Year Treasury Bond ................................................................................. 19,641,564,130 19,780,752,020
10-20 Year Treasury Bond ................................................................................ 2,166,739,638 2,173,098,773
20+ Year Treasury Bond ................................................................................. 10,244,270,265 10,487,242,578
25+ Year Treasury STRIPS Bond ........................................................................... 63,264,857 75,836,960
Short Treasury Bond ................................................................................... 4,856,972,596 5,062,464,848
iShares ETF
In-kind
Purchases
In-kind
Sales
0-3 Month Treasury Bond ................................................................................ $ 290,826,737 $ —
1-3 Year Treasury Bond ................................................................................. 7,850,348,698 10,637,398,241
3-7 Year Treasury Bond ................................................................................. 5,159,872,815 2,940,295,690
7-10 Year Treasury Bond ................................................................................. 19,097,991,423 14,112,599,268
10-20 Year Treasury Bond ................................................................................ 4,869,794,572 2,934,531,832
20+ Year Treasury Bond ................................................................................. 70,223,069,747 66,387,829,801
25+ Year Treasury STRIPS Bond ........................................................................... 312,181,658 235,921,180
Short Treasury Bond ................................................................................... 96,211,356 817,031,487

Notes to Financial Statements
(continued)
2025
iShares Annual Financial Statements and Additional Information
36
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of  February 28, 2025 , permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of February 28, 2025, the tax components of accumulated net earnings (losses) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) were attributable primarily to the tax deferral of losses on wash sales.
For the year ended February 28, 2025, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
iShares ETF Paid-In Capital
Accumulated
Earnings (Loss)
0-3 Month Treasury Bond ..................................................................... $ 485,379 $ (485,379)
1-3 Year Treasury Bond ...................................................................... 39,647,503 (39,647,503)
3-7 Year Treasury Bond ...................................................................... 44,705,684 (44,705,684)
7-10 Year Treasury Bond ...................................................................... 152,075,536 (152,075,536)
10-20 Year Treasury Bond ..................................................................... 62,020,508 (62,020,508)
20+ Year Treasury Bond ...................................................................... 606,675,189 (606,675,189)
25+ Year Treasury STRIPS Bond ................................................................ 11,898,405 (11,898,405)
Short Treasury Bond ........................................................................ 2,944,154 (2,944,154)
—
iShares ETF
Year Ended
02/28/25
Year Ended
02/29/24
0-3 Month Treasury Bond
Ordinary income ...................................................................................... $ 1,198,516,789 $ 675,659,011
1-3 Year Treasury Bond
Ordinary income ...................................................................................... $ 936,671,294 $ 829,122,279
3-7 Year Treasury Bond
Ordinary income ...................................................................................... $ 454,384,261 $ 322,555,021
7-10 Year Treasury Bond
Ordinary income ...................................................................................... $ 1,109,556,065 $ 829,462,599
10-20 Year Treasury Bond
Ordinary income ...................................................................................... $ 313,270,178 $ 299,913,515
20+ Year Treasury Bond
Ordinary income ...................................................................................... $ 2,198,529,768 $ 1,423,935,830
25+ Year Treasury STRIPS Bond
Ordinary income ...................................................................................... $ 12,086,942 $ 6,043,087
Short Treasury Bond
Ordinary income ...................................................................................... $ 924,656,331 $ 995,877,471
iShares ETF
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
0-3 Month Treasury Bond ................................................... $ 111,186,425 $ (220,456) $ 7,986,102 $ 118,952,071
1-3 Year Treasury Bond .................................................... 71,419,769 (1,088,292,480) 87,976,567 (928,896,144)
3-7 Year Treasury Bond .................................................... 41,522,867 (950,476,196) (210,687,313) (1,119,640,642)
7-10 Year Treasury Bond .................................................... 96,486,088 (4,489,143,682) (401,589,085) (4,794,246,679)
10-20 Year Treasury Bond ................................................... 23,470,606 (1,196,324,507) (247,331,995) (1,420,185,896)
20+ Year Treasury Bond .................................................... 165,433,205 (9,135,087,626) (5,762,366,448) (14,732,020,869)
25+ Year Treasury STRIPS Bond .............................................. 1,071,532 (94,904,973) (40,200,745) (134,034,186)
Short Treasury Bond ...................................................... 63,046,697 (47,414,592) 7,507,696 23,139,801
iShares ETF Utilized
0-3 Month Treasury Bond ............................................................................................... $ 688
Short Treasury Bond .................................................................................................. 845,880

Notes to Financial Statements
(continued)
37
Notes to Financial Statements
As of February 28, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. Line of Credit
The iShares 0-3 Month Treasury Bond ETF and iShares Short Treasury Bond ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 15, 2025. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing
Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the year ended February 28, 2025, the Funds did not borrow under the Syndicated Credit Agreement.
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
0-3 Month Treasury Bond ............................................ $ 40,045,421,473 $ 8,363,994 $ (377,892) $ 7,986,102
1-3 Year Treasury Bond ............................................. 22,836,625,257 104,599,559 (16,622,992) 87,976,567
3-7 Year Treasury Bond ............................................. 16,056,513,754 66,111,602 (276,798,915) (210,687,313)
7-10 Year Treasury Bond ............................................ 33,602,678,879 50,566,416 (452,155,501) (401,589,085)
10-20 Year Treasury Bond ........................................... 10,095,570,180 15,062,430 (262,394,425) (247,331,995)
20+ Year Treasury Bond ............................................. 58,719,325,889 10,886,569 (5,773,253,017) (5,762,366,448)
25+ Year Treasury STRIPS Bond ....................................... 343,263,151 892,807 (41,093,552) (40,200,745)
Short Treasury Bond ............................................... 20,341,315,479 7,589,619 (81,923) 7,507,696

Notes to Financial Statements
(continued)
2025
iShares Annual Financial Statements and Additional Information
38
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities
Year Ended
02/28/25
Year Ended
02/29/24
iShares ETF Shares Amount Shares Amount
0-3 Month Treasury Bond
Shares sold 229,900,000 $ 23,090,418,388 144,100,000 $ 14,464,440,829
Shares redeemed
(61,100,000) (6,147,504,493) (41,000,000) (4,116,936,867)
168,800,000 $ 16,942,913,895 103,100,000 $ 10,347,503,962
1-3 Year Treasury Bond
Shares sold 98,300,000 $ 8,061,735,946 152,500,000 $ 12,423,738,873
Shares redeemed
(131,800,000) (10,820,208,565) (165,000,000) (13,426,760,248)
(33,500,000) $ (2,758,472,619) (12,500,000) $ (1,003,021,375)
3-7 Year Treasury Bond
Shares sold 44,800,000 $ 5,217,087,750 66,500,000 $ 7,677,570,565
Shares redeemed
(25,400,000) (2,973,045,952) (55,600,000) (6,391,908,174)
19,400,000 $ 2,244,041,798 10,900,000 $ 1,285,662,391
7-10 Year Treasury Bond
Shares sold 202,800,000 $ 19,301,541,100 265,100,000 $ 25,475,616,835
Shares redeemed
(150,700,000) (14,259,306,518) (209,200,000) (19,966,491,132)
52,100,000 $ 5,042,234,582 55,900,000 $ 5,509,125,703
10-20 Year Treasury Bond
Shares sold 47,700,000 $ 4,945,898,655 37,600,000 $ 3,896,931,646
Shares redeemed
(28,400,000) (2,976,956,482) (38,800,000) (4,127,332,749)
19,300,000 $ 1,968,942,173 (1,200,000) $ (230,401,103)
20+ Year Treasury Bond
Shares sold 774,700,000 $ 71,398,912,964 639,700,000 $ 61,064,609,023
Shares redeemed
(732,100,000) (67,465,018,939) (409,800,000) (38,877,596,403)
42,600,000 $ 3,933,894,025 229,900,000 $ 22,187,012,620
25+ Year Treasury STRIPS Bond
Shares sold 28,350,000 $ 312,389,396 18,000,000 $ 202,814,117
Shares redeemed
(21,200,000) (236,130,066) (18,150,000) (223,241,481)
7,150,000 $ 76,259,330 (150,000) $ (20,427,364)
Short Treasury Bond
Shares sold 71,790,000 $ 7,914,625,349 60,750,000 $ 6,693,451,949
Shares redeemed
(58,570,000) (6,462,516,823) (113,400,000) (12,499,590,986)
13,220,000 $ 1,452,108,526 (52,650,000) $ (5,806,139,037)

Notes to Financial Statements
(continued)
39
Notes to Financial Statements
or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm
2025
iShares Annual Financial Statements and Additional Information
40
To the Board of Trustees of
iShares Trust and Shareholders of each of the eight funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (eight of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2025, the related statements of operations for the year ended February
28, 2025, the statements of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of February 28, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2025 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
April 22, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares 0-3 Month Treasury Bond ETF
iShares 1-3 Year Treasury Bond ETF
iShares 3-7 Year Treasury Bond ETF
iShares 7-10 Year Treasury Bond ETF
iShares 10-20 Year Treasury Bond ETF
iShares 20+ Year Treasury Bond ETF
iShares 25+ Year Treasury STRIPS Bond ETF
iShares Short Treasury Bond ETF

Important Tax Information
(unaudited)
41
Important Tax Information
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended February 28, 2025:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended February 28, 2025:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended February 28, 2025:
iShares ETF
Federal Obligation
Interest
0-3 Month Treasury Bond ............................................................................................. $ 1,232,572,120
1-3 Year Treasury Bond .............................................................................................. 932,272,345
3-7 Year Treasury Bond .............................................................................................. 463,655,526
7-10 Year Treasury Bond .............................................................................................. 1,131,323,939
10-20 Year Treasury Bond ............................................................................................. 311,060,108
20+ Year Treasury Bond .............................................................................................. 2,206,589,585
25+ Year Treasury STRIPS Bond ........................................................................................ 12,440,628
Short Treasury Bond ................................................................................................ 909,128,871
iShares ETF Interest Dividends
0-3 Month Treasury Bond ............................................................................................. $ 1,232,572,120
1-3 Year Treasury Bond .............................................................................................. 932,272,345
3-7 Year Treasury Bond .............................................................................................. 463,655,526
7-10 Year Treasury Bond .............................................................................................. 1,131,323,939
10-20 Year Treasury Bond ............................................................................................. 311,060,108
20+ Year Treasury Bond .............................................................................................. 2,206,589,585
25+ Year Treasury STRIPS Bond ........................................................................................ 12,440,628
Short Treasury Bond ................................................................................................ 909,128,871
iShares ETF
Interest-Related
Dividends
0-3 Month Treasury Bond ............................................................................................. $ 1,232,572,120
1-3 Year Treasury Bond .............................................................................................. 932,272,345
3-7 Year Treasury Bond .............................................................................................. 463,655,526
7-10 Year Treasury Bond .............................................................................................. 1,131,323,939
10-20 Year Treasury Bond ............................................................................................. 311,060,108
20+ Year Treasury Bond .............................................................................................. 2,206,589,585
25+ Year Treasury STRIPS Bond ........................................................................................ 12,440,628
Short Treasury Bond ................................................................................................ 909,128,871

Additional Information
2025
iShares Annual Financial Statements and Additional Information
42
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Regulation under the Alternative Investment Fund Managers Directive
The iShares 7-10 Year Treasury Bond ETF and iShares 20+ Year Treasury Bond ETF (the “Funds”) are registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation
(“SFDR”).
Each Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, each Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements
43
Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
STRIPS Separate Trading of Registered Interest & Principal of Securities
Currency Abbreviation
USD United States Dollar

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

February 28, 2025
2025 Annual Financial
Statements and Additional
Information
iShares Trust
iShares Agency Bond ETF | AGZ | NYSE Arca
iShares BBB Rated Corporate Bond ETF | LQDB | NYSE Arca
iShares ESG Advanced Investment Grade Corporate Bond ETF | ELQD | NYSE Arca

Page
2

Schedule of Investments
February 28, 2025
iShares
®
Agency Bond ETF
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Financial Services — 1.7%
Private Export Funding Corp.
Series PP , 1.40% , 07/15/28 ........... USD 10,233 $ 9,299,364
Series RR , 4.30% , 12/15/28 .......... 2,860 2,862,797
12,162,161
Total Corporate Bonds — 1 .7%
(Cost: $ 13,089,427 ) ............................... 12,162,161
Foreign Government Obligations
Israel — 0.4%
State of Israel , 5.50%
,
09/18/33 .......... 2,368 2,526,174
Total Foreign Government Obligations — 0 .4%
(Cost: $ 2,544,972 ) ............................... 2,526,174
U.S. Government Sponsored Agency Securities
Agency Obligations — 87.9%
Federal Farm Credit Bank Bonds
1.00% , 10/07/26 - 08/03/27 ........... 5,500 5,175,965
1.10% , 03/03/27 .................. 6,000 5,640,712
1.15% , 08/12/30 .................. 10,100 8,556,761
1.32% , 09/09/30 .................. 3,365 2,860,189
1.38% , 01/14/31 .................. 3,000 2,527,574
1.55% , 07/26/30 .................. 1,000 864,078
1.69% , 08/20/35 .................. 1,000 748,373
1.88% , 06/16/31 .................. 1,000 856,492
2.08% , 01/23/30 .................. 1,700 1,547,365
2.47% , 07/18/35 .................. 1,000 832,957
3.11% , 08/05/48 .................. 1,000 732,229
3.19% , 01/16/29 .................. 500 484,141
3.32% , 02/25/26 .................. 1,000 991,966
3.33% , 07/12/32 .................. 1,000 937,661
3.38% , 09/15/27 .................. 1,500 1,475,641
3.50% , 10/02/26 .................. 200 198,365
3.80% , 04/05/32 .................. 2,000 1,901,666
3.88% , 02/02/26 - 09/03/26 ........... 1,500 1,496,054
4.00% , 08/06/27 .................. 300 299,786
4.25% , 03/20/28 - 02/28/29 ........... 7,300 7,343,900
4.38% , 06/23/26 - 04/10/29 ........... 9,625 9,700,622
4.50% , 03/02/26 - 09/22/28 ........... 16,815 16,939,169
4.63% , 03/05/26 - 07/17/26 ........... 10,635 10,679,118
4.75% , 03/09/26 - 04/30/29 ........... 4,172 4,232,035
4.82% , 06/23/26 .................. 500 500,181
4.88% , 04/20/26 - 10/27/32 ........... 5,750 5,829,823
5.00% , 07/30/26 .................. 255 258,232
5.13% , 10/10/25 .................. 4,250 4,268,826
Federal Home Loan Bank Bonds
0.83% , 02/10/27 .................. 2,000 1,871,906
0.85% , 02/26/26 - 02/17/27 ........... 4,000 3,817,859
0.90% , 02/26/27 .................. 20,575 19,334,741
0.92% , 02/26/27 .................. 1,500 1,405,390
0.96% , 03/05/26 .................. 40,000 38,754,148
1.00% , 03/23/26 - 02/26/27 ........... 23,053 21,976,170
1.02% , 02/24/27 .................. 1,500 1,411,180
1.10% , 08/20/26 .................. 12,500 11,935,342
1.12% , 02/26/27 .................. 3,000 2,819,611
1.25% , 12/21/26 .................. 205 195,291
1.88% , 09/11/26 .................. 2,500 2,419,000
2.01% , 02/17/27 .................. 4,500 4,306,113
2.13% , 12/11/26 - 12/14/29 ........... 8,950 8,221,091
2.50% , 06/12/26 .................. 3,500 3,428,955
2.75% , 03/25/27 .................. 3,000 2,913,147
3.00% , 09/11/26 .................. 4,070 4,004,794
Security
Par (000)
Par (000) Value
Agency Obligations (continued)
3.25% , 06/09/28 .................. USD 2,300 $ 2,245,049
3.25% , 11/16/28
(a)
................. 8,215 8,018,027
3.63% , 09/04/26 .................. 4,200 4,176,321
4.00% , 06/09/28 - 06/30/28 ........... 4,200 4,199,598
4.13% , 03/13/26 - 01/15/27 ........... 14,200 14,221,473
4.38% , 06/12/26
(a)
................. 1,500 1,505,662
4.38% , 09/08/28 - 03/11/33 ........... 1,500 1,512,159
4.44% , 05/26/32 .................. 200 195,409
4.50% , 12/12/25 - 03/09/29 ........... 16,340 16,406,799
4.63% , 09/11/26 .................. 7,250 7,310,139
4.63% , 11/17/26
(a)
................. 12,775 12,897,771
4.75% , 06/12/26 - 03/10/34 ........... 11,000 11,186,503
4.88% , 09/11/26 .................. 2,400 2,427,386
5.50% , 07/15/36 .................. 6,300 6,886,694
5.63% , 03/14/36 .................. 1,560 1,714,865
Federal Home Loan Mortgage Corp.
0.00% , 12/11/25 - 11/15/38
(b)
.......... 17,164 13,088,269
0.00% , 11/15/38
(a) (b)
................ 3,050 1,582,351
0.38% , 09/23/25 .................. 750 733,884
0.80% , 10/27/26 .................. 1,000 947,018
6.25% , 07/15/32 .................. 12,807 14,491,689
6.75% , 09/15/29 - 03/15/31 ........... 20,610 23,305,423
Federal National Mortgage Association
0.00% , 01/15/30
(b)
................. 910 743,004
0.50% , 11/07/25 .................. 30 29,260
0.75% , 10/08/27
(a)
................. 17,530 16,147,395
0.88% , 12/18/26 - 08/05/30 ........... 33,342 29,953,355
1.63% , 08/24/35 .................. 5,000 3,716,953
1.88% , 09/24/26 .................. 21,625 20,929,004
2.13% , 04/24/26 .................. 13,350 13,065,402
5.63% , 07/15/37 .................. 4,100 4,535,016
6.21% , 08/06/38 .................. 2,500 2,910,761
6.25% , 05/15/29 .................. 11,450 12,430,133
6.63% , 11/15/30 .................. 22,852 25,737,091
7.13% , 01/15/30 .................. 17,019 19,326,177
7.25% , 05/15/30 .................. 12,686 14,558,908
Resolution Funding Corp. Interest STRIPS ,
0.00% , 01/15/30
(b) (c)
................ 2,100 1,705,791
Resolution Funding Corp. Principal STRIPS ,
0.00% , 01/15/30
(b) (c)
................ 4,500 3,664,427
Tennessee Valley Authority
1.50% , 09/15/31 .................. 2,050 1,728,693
2.88% , 02/01/27 .................. 2,385 2,333,634
3.50% , 12/15/42 .................. 165 139,685
3.88% , 03/15/28 .................. 5,200 5,177,931
4.25% , 09/15/52 - 09/15/65 ........... 7,379 6,432,804
4.38% , 08/01/34
(a)
................. 2,500 2,483,732
4.63% , 09/15/60 .................. 3,500 3,235,029
4.65% , 06/15/35 .................. 270 274,512
4.70% , 07/15/33 .................. 2,662 2,718,762
4.88% , 01/15/48 .................. 2,483 2,475,365
5.25% , 09/15/39 .................. 7,505 7,982,806
5.38% , 04/01/56 .................. 2,100 2,206,127
5.50% , 06/15/38 .................. 282 306,028
5.88% , 04/01/36 .................. 7,171 8,003,365
6.15% , 01/15/38 .................. 2,000 2,285,579
6.75% , 11/01/25 .................. 9,605 9,755,688
7.13% , 05/01/30 .................. 11,247 12,809,596
Total U.S. Government Sponsored Agency Securities — 87 .9%
(Cost: $ 622,681,894 ) .............................. 615,549,121

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2025
iShares
®
Agency Bond ETF
4
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds
4.75% , 02/15/45 .................. USD 2,100 $ 2,163,000
4.63% , 02/15/55 .................. 2,300 2,357,141
U.S. Treasury Notes , 4.13% , 02/28/27 ...... 8,000 8,020,937
Total U.S. Treasury Obligations — 1 .8%
(Cost: $ 12,535,519 ) ............................... 12,541,078
Total Long-Term Investments — 91.8%
(Cost: $ 650,851,812 ) .............................. 642,778,534
Shares
Shares
Short-Term Securities
Money Market Funds — 4.3%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.33%
(d) (e) (f)
................ 29,903,858 29,903,858
Total Money Market Funds — 4 .3%
(Cost: $ 29,903,858 ) ............................... 29,903,858
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations — 6.6%
U.S. Treasury Bills , 4.26% , 04/24/25
(c)
...... USD 47,000 $ 46,713,474
Total U.S. Treasury Obligations — 6 .6%
(Cost: $ 46,699,798 ) ............................... 46,713,474
Total Short-Term Securities — 10.9%
(Cost: $ 76,603,656 ) ............................... 76,617,332
Total Investments — 102 .7%
(Cost: $ 727,455,468 ) .............................. 719,395,866
Liabilities in Excess of Other Assets — (2.7) % ............. (18,949,070)
Net Assets — 100.0% ...............................
$ 700,446,796
(a)
All or a portion of this security is on loan.
(b)
Zero-coupon bond.
(c)
Rates are discount rates or a range of discount rates as of period end.
(d)
Affiliate of the Fund.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(f)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
02/29/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/25
Shares
Held at
02/28/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 26,663,723 $ 3,240,135
(a)
$ — $ — $ — $ 29,903,858 29,903,858 $ 243,687
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 12,162,161 $ — $ 12,162,161
Foreign Government Obligations .............................. — 2,526,174 — 2,526,174
U.S. Government Sponsored Agency Securities .................... — 615,549,121 — 615,549,121
U.S. Treasury Obligations ................................... — 12,541,078 — 12,541,078
Short-Term Securities
Money Market Funds ...................................... 29,903,858 — — 29,903,858
U.S. Treasury Obligations ................................... — 46,713,474 — 46,713,474
$ 29,903,858 $ 689,492,008 $ — $ 719,395,866

Schedule of Investments
February 28, 2025
iShares
®
BBB Rated Corporate Bond ETF
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 3.6%
Boeing Co. (The)
2.75% , 02/01/26 .................. USD 25 $ 24,514
2.20% , 02/04/26 .................. 75 73,196
5.04% , 05/01/27 .................. 105 105,332
5.15% , 05/01/30 .................. 100 100,099
6.53% , 05/01/34 .................. 50 53,659
5.71% , 05/01/40 .................. 62 61,010
5.81% , 05/01/50 .................. 75 72,056
6.86% , 05/01/54 .................. 35 38,381
5.93% , 05/01/60 .................. 50 47,677
General Electric Co., 6.75%, 03/15/32 ..... 45 50,256
HEICO Corp., 5.35%, 08/01/33 ......... 15 15,131
Howmet Aerospace, Inc., 3.00%, 01/15/29 .. 45 42,333
Huntington Ingalls Industries, Inc., 3.84%,
05/01/25 ...................... 25 24,964
L3Harris Technologies, Inc.
4.40% , 06/15/28 .................. 64 63,514
5.35% , 06/01/34
(a)
................. 50 50,709
5.05% , 04/27/45 .................. 50 46,908
Leidos, Inc., 4.38%, 05/15/30 .......... 26 25,240
Northrop Grumman Corp.
3.25% , 01/15/28 .................. 100 96,529
4.90% , 06/01/34 .................. 25 24,799
4.03% , 10/15/47 .................. 88 70,898
5.25% , 05/01/50
(a)
................. 25 23,893
RTX Corp.
4.13% , 11/16/28
(a)
................. 115 113,352
2.25% , 07/01/30 .................. 10 8,840
5.15% , 02/27/33 .................. 30 30,307
6.10% , 03/15/34
(a)
................. 50 53,687
4.50% , 06/01/42 .................. 70 62,306
4.15% , 05/15/45 .................. 35 29,195
4.63% , 11/16/48 .................. 35 30,605
2.82% , 09/01/51 .................. 55 34,242
6.40% , 03/15/54 .................. 30 33,313
Textron, Inc., 2.45%, 03/15/31 .......... 35 30,392
1,537,337
Air Freight & Logistics — 0.5%
FedEx Corp.
3.10% , 08/05/29 .................. 85 79,267
3.25% , 05/15/41 .................. 35 25,695
4.75% , 11/15/45 .................. 30 26,123
5.25% , 05/15/50
(a)
................. 35 32,001
GXO Logistics, Inc., 6.25%, 05/06/29 ...... 35 36,161
199,247
Automobile Components — 0.3%
Aptiv Swiss Holdings Ltd.
3.25% , 03/01/32 .................. 20 17,661
3.10% , 12/01/51 .................. 30 18,195
4.15% , 05/01/52 .................. 21 15,524
BorgWarner, Inc.
2.65% , 07/01/27
(a)
................. 36 34,424
5.40% , 08/15/34
(a)
................. 25 24,989
4.38% , 03/15/45 .................. 25 20,832
Lear Corp., 5.25%, 05/15/49
(a)
.......... 12 10,594
142,219
Automobiles — 0.4%
Ford Motor Co., 4.75%, 01/15/43 ........ 40 31,095
General Motors Co.
6.13% , 10/01/25 .................. 15 15,095
6.60% , 04/01/36 .................. 65 68,797
6.25% , 10/02/43 .................. 35 34,782
Security
Par (000)
Par (000) Value
Automobiles (continued)
6.75% , 04/01/46 .................. USD 30 $ 31,228
180,997
Banks — 4.1%
Banco Bilbao Vizcaya Argentaria SA, (1-Year
US Treasury Yield Curve Rate T Note
Constant Maturity + 2.70%), 6.14%,
09/14/28
(b)
..................... 200 205,778
Citigroup, Inc.
3.88% , 03/26/25 .................. 36 35,979
4.40% , 06/10/25 .................. 25 24,973
4.60% , 03/09/26 .................. 34 34,009
4.45% , 09/29/27 .................. 75 74,462
4.13% , 07/25/28 .................. 100 98,276
6.63% , 06/15/32 .................. 35 37,900
6.68% , 09/13/43 .................. 24 26,586
4.75% , 05/18/46 .................. 50 43,887
Citizens Financial Group, Inc.
3.25% , 04/30/30 .................. 25 22,928
(1-day SOFR + 1.91%), 5.72% , 07/23/32
(b)
25 25,562
2.64% , 09/30/32 .................. 25 20,774
Comerica, Inc., 4.00%, 02/01/29 ......... 30 28,842
Fifth Third Bancorp
(SOFR Index + 2.19%), 6.36% , 10/27/28
(b)
45 46,825
(SOFR Index + 2.13%), 4.77% , 07/28/30
(b)
40 39,815
(1-day SOFR + 1.84%), 5.63% , 01/29/32
(b)
60 61,731
8.25% , 03/01/38 .................. 10 12,258
HSBC Holdings plc, 6.50%, 05/02/36 ...... 145 155,666
Huntington Bancshares, Inc.
(b)
(1-day SOFR + 2.02%), 6.21% , 08/21/29 . 35 36,494
(SOFR Index + 1.87%), 5.71% , 02/02/35 . 30 30,534
KeyCorp
2.55% , 10/01/29 .................. 35 31,596
(SOFR Index + 2.06%), 4.79% , 06/01/33
(b)
53 51,041
Regions Financial Corp.
(b)
(1-day SOFR + 1.49%), 5.72% , 06/06/30 . 50 51,304
(1-day SOFR + 2.06%), 5.50% , 09/06/35 . 30 29,915
Santander Holdings USA, Inc.
3.45% , 06/02/25 .................. 75 74,765
(1-day SOFR + 2.33%), 5.81% , 09/09/26
(b)
39 39,189
(1-day SOFR + 2.50%), 6.17% , 01/09/30
(b)
85 87,918
Truist Financial Corp., 3.88%, 03/19/29
(a)
... 35 33,790
Wells Fargo & Co.
4.10% , 06/03/26 .................. 15 14,905
4.30% , 07/22/27 .................. 120 119,295
5.61% , 01/15/44 .................. 63 62,231
4.90% , 11/17/45 .................. 70 62,642
4.75% , 12/07/46 .................. 70 60,830
1,782,700
Beverages — 0.8%
Coca-Cola Consolidated, Inc., 5.45%, 06/01/34 20 20,563
Constellation Brands, Inc.
3.70% , 12/06/26 .................. 38 37,455
3.15% , 08/01/29 .................. 35 32,675
4.75% , 05/09/32
(a)
................. 33 32,323
3.75% , 05/01/50 .................. 37 27,317
Keurig Dr Pepper, Inc.
4.60% , 05/25/28 .................. 45 44,980
Series 31* , 2.25% , 03/15/31 .......... 83 71,950
3.35% , 03/15/51 .................. 55 38,067
Molson Coors Beverage Co.
5.00% , 05/01/42 .................. 25 23,396
4.20% , 07/15/46 .................. 35 28,920
357,646

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2025
iShares
®
BBB Rated Corporate Bond ETF
6
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Biotechnology — 2.6%
Amgen, Inc.
2.60% , 08/19/26 .................. USD 25 $ 24,347
2.20% , 02/21/27 .................. 135 129,218
1.65% , 08/15/28 .................. 15 13,648
2.45% , 02/21/30 .................. 60 53,984
2.30% , 02/25/31 .................. 105 91,433
5.25% , 03/02/33 .................. 40 40,602
2.80% , 08/15/41 .................. 80 58,087
4.40% , 05/01/45 .................. 60 51,564
4.66% , 06/15/51 .................. 110 95,539
2.77% , 09/01/53 .................. 104 63,087
5.75% , 03/02/63 .................. 45 44,741
Baxalta, Inc., 5.25%, 06/23/45 .......... 47 44,823
Biogen, Inc.
4.05% , 09/15/25 .................. 37 36,928
2.25% , 05/01/30
(a)
................. 40 35,256
3.15% , 05/01/50 .................. 31 20,015
3.25% , 02/15/51 .................. 38 24,857
Gilead Sciences, Inc.
3.65% , 03/01/26 .................. 25 24,807
2.95% , 03/01/27 .................. 40 38,879
1.65% , 10/01/30 .................. 20 17,024
4.00% , 09/01/36 .................. 50 45,363
4.80% , 04/01/44 .................. 65 60,245
4.75% , 03/01/46 .................. 65 59,384
2.80% , 10/01/50 .................. 35 22,395
Regeneron Pharmaceuticals, Inc.
1.75% , 09/15/30 .................. 22 18,721
2.80% , 09/15/50 .................. 30 18,175
1,133,122
Broadline Retail — 0.3%
eBay, Inc.
1.40% , 05/10/26 .................. 25 24,113
3.60% , 06/05/27 .................. 49 47,985
2.70% , 03/11/30 .................. 40 36,314
3.65% , 05/10/51 .................. 30 21,978
130,390
Building Products — 0.7%
Carlisle Cos., Inc., 3.75%, 12/01/27 ....... 49 47,823
Carrier Global Corp.
2.49% , 02/15/27 .................. 61 58,726
5.90% , 03/15/34 .................. 24 25,342
3.58% , 04/05/50 .................. 58 42,820
Johnson Controls International plc
2.00% , 09/16/31 .................. 29 24,519
4.50% , 02/15/47 .................. 25 21,453
Owens Corning
5.70% , 06/15/34 .................. 20 20,704
4.30% , 07/15/47 .................. 20 16,502
Trane Technologies Financing Ltd., 3.80%,
03/21/29 ...................... 35 33,870
Trane Technologies Global Holding Co. Ltd.,
5.75%, 06/15/43 ................. 25 25,835
317,594
Capital Markets — 3.6%
Apollo Debt Solutions BDC, 6.70%, 07/29/31
(c)
40 41,840
Ares Capital Corp.
2.15% , 07/15/26 .................. 70 67,487
2.88% , 06/15/28 .................. 65 60,705
Ares Strategic Income Fund, 6.20%, 03/21/32
(c)
35 35,336
Blackstone Private Credit Fund
4.70% , 03/24/25 .................. 37 36,998
3.25% , 03/15/27 .................. 50 48,203
Security
Par (000)
Par (000) Value
Capital Markets (continued)
6.00% , 01/29/32 .................. USD 50 $ 49,992
Blackstone Secured Lending Fund
2.75% , 09/16/26 .................. 25 24,120
2.13% , 02/15/27 .................. 50 47,337
2.85% , 09/30/28 .................. 33 30,306
Blue Owl Capital Corp., 3.40%, 07/15/26 ... 43 41,928
CI Financial Corp., 3.20%, 12/17/30 ...... 30 26,103
Deutsche Bank AG, (1-day SOFR + 2.52%),
7.15%, 07/13/27
(b)
................ 155 159,716
FS KKR Capital Corp., 3.13%, 10/12/28 .... 35 32,071
Goldman Sachs Group, Inc. (The)
4.25% , 10/21/25 .................. 37 36,900
6.45% , 05/01/36 .................. 25 26,840
6.75% , 10/01/37 .................. 110 120,502
5.15% , 05/22/45 .................. 60 56,239
Golub Capital BDC, Inc., 2.50%, 08/24/26 ... 25 24,117
HPS Corporate Lending Fund, 5.95%,
04/14/32
(c)
..................... 25 25,070
Jefferies Financial Group, Inc.
5.88% , 07/21/28 .................. 40 41,223
2.63% , 10/15/31 .................. 45 38,623
6.25% , 01/15/36 .................. 20 20,723
LPL Holdings, Inc., 6.00%, 05/20/34 ...... 20 20,580
Moody's Corp.
4.25% , 08/08/32
(a)
................. 30 28,887
3.75% , 02/25/52 .................. 15 11,408
Morgan Stanley
5.00% , 11/24/25 .................. 15 15,041
4.35% , 09/08/26 .................. 45 44,834
3.95% , 04/23/27 .................. 43 42,452
Nasdaq, Inc.
3.85% , 06/30/26 .................. 25 24,803
1.65% , 01/15/31 .................. 35 29,483
3.25% , 04/28/50 .................. 35 24,099
5.95% , 08/15/53 .................. 20 20,700
Nomura Holdings, Inc., 2.61%, 07/14/31 .... 210 182,099
1,536,765
Chemicals — 2.2%
Albemarle Corp., 4.65%, 06/01/27 ........ 41 40,740
Celanese US Holdings LLC
(d)
6.41% , 07/15/27 .................. 8 8,197
6.58% , 07/15/29
(a)
................. 16 16,630
6.95% , 11/15/33
(a)
................. 10 10,691
CF Industries, Inc.
5.15% , 03/15/34 .................. 45 44,101
5.38% , 03/15/44 .................. 35 33,043
Dow Chemical Co. (The)
7.38% , 11/01/29 .................. 30 33,344
2.10% , 11/15/30 .................. 78 67,461
4.25% , 10/01/34 .................. 15 13,785
4.38% , 11/15/42 .................. 55 46,235
4.80% , 05/15/49 .................. 15 12,785
3.60% , 11/15/50
(a)
................. 45 31,394
DuPont de Nemours, Inc.
4.73% , 11/15/28 .................. 60 60,366
5.32% , 11/15/38 .................. 28 29,314
5.42% , 11/15/48 .................. 35 36,212
Eastman Chemical Co.
4.50% , 12/01/28 .................. 34 33,813
5.63% , 02/20/34
(a)
................. 20 20,374
4.65% , 10/15/44
(a)
................. 35 30,455
FMC Corp.
3.45% , 10/01/29 .................. 16 14,723
4.50% , 10/01/49 .................. 25 18,967

Schedule of Investments
(continued)
February 28, 2025
iShares
®
BBB Rated Corporate Bond ETF
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
International Flavors & Fragrances, Inc.
4.38% , 06/01/47 .................. USD 10 $ 8,058
5.00% , 09/26/48 .................. 10 8,703
LYB International Finance III LLC
2.25% , 10/01/30 .................. 25 21,731
5.50% , 03/01/34 .................. 15 15,034
3.38% , 10/01/40 .................. 25 18,810
4.20% , 05/01/50 .................. 40 30,686
3.80% , 10/01/60
(a)
................. 30 20,403
Mosaic Co. (The), 4.05%, 11/15/27 ....... 30 29,542
Nutrien Ltd.
4.90% , 03/27/28 .................. 15 15,135
2.95% , 05/13/30 .................. 22 20,131
3.95% , 05/13/50 .................. 30 23,083
PPG Industries, Inc., 3.75%, 03/15/28 ..... 15 14,707
Sherwin-Williams Co. (The)
3.45% , 06/01/27 .................. 63 61,606
4.50% , 06/01/47 .................. 45 39,058
Westlake Corp.
5.00% , 08/15/46
(a)
................. 15 13,415
3.13% , 08/15/51 .................. 25 15,971
958,703
Commercial Services & Supplies — 0.6%
RELX Capital, Inc., 4.00%, 03/18/29 ...... 52 50,732
Republic Services, Inc.
3.38% , 11/15/27 .................. 66 64,288
2.38% , 03/15/33 .................. 51 42,312
Veralto Corp., 5.45%, 09/18/33 ......... 30 30,753
Waste Connections, Inc.
2.20% , 01/15/32 .................. 18 15,232
3.20% , 06/01/32 .................. 19 17,014
2.95% , 01/15/52 .................. 35 22,562
242,893
Communications Equipment — 0.3%
Motorola Solutions, Inc.
4.60% , 02/23/28 .................. 22 21,987
2.75% , 05/24/31 .................. 35 30,891
5.60% , 06/01/32
(a)
................. 21 21,694
Nokia OYJ, 4.38%, 06/12/27 ........... 50 49,507
124,079
Construction & Engineering — 0.1%
Quanta Services, Inc.
2.35% , 01/15/32 .................. 25 21,101
3.05% , 10/01/41 .................. 25 17,831
38,932
Construction Materials — 0.4%
Martin Marietta Materials, Inc.
3.50% , 12/15/27 .................. 65 63,152
3.20% , 07/15/51 .................. 50 33,332
Vulcan Materials Co.
3.50% , 06/01/30 .................. 49 46,161
4.50% , 06/15/47 .................. 22 18,883
161,528
Consumer Finance — 3.4%
AerCap Ireland Capital DAC, 6.15%, 09/30/30 180 190,164
Ally Financial, Inc.
4.75% , 06/09/27
(a)
................. 11 10,969
2.20% , 11/02/28 .................. 40 36,290
8.00% , 11/01/31 .................. 55 62,098
Capital One Financial Corp.
3.75% , 03/09/27 .................. 50 49,086
3.65% , 05/11/27 .................. 80 78,408
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Discover Financial Services, 4.10%, 02/09/27 USD 90 $ 88,833
Ford Motor Credit Co. LLC, 7.12%, 11/07/33 . 210 218,323
General Motors Financial Co., Inc.
3.80% , 04/07/25 .................. 42 41,944
6.05% , 10/10/25 .................. 60 60,443
1.25% , 01/08/26 .................. 135 131,026
2.35% , 02/26/27 .................. 90 85,857
5.00% , 04/09/27 .................. 47 47,118
2.70% , 08/20/27 .................. 50 47,475
4.90% , 10/06/29 .................. 50 49,339
5.85% , 04/06/30 .................. 35 35,760
2.35% , 01/08/31 .................. 70 59,575
6.10% , 01/07/34 .................. 40 40,814
5.95% , 04/04/34 .................. 25 25,274
Synchrony Financial
4.50% , 07/23/25 .................. 36 35,983
5.15% , 03/19/29 .................. 35 34,877
2.88% , 10/28/31 .................. 27 23,033
1,452,689
Consumer Staples Distribution & Retail — 1.3%
Dollar General Corp.
3.88% , 04/15/27
(a)
................. 35 34,434
3.50% , 04/03/30 .................. 32 29,815
5.45% , 07/05/33
(a)
................. 10 10,053
4.13% , 04/03/50 .................. 15 11,326
Dollar Tree, Inc.
4.00% , 05/15/25 .................. 46 45,923
4.20% , 05/15/28 .................. 40 39,332
Kroger Co. (The)
2.65% , 10/15/26 .................. 85 82,481
2.20% , 05/01/30 .................. 35 30,963
4.45% , 02/01/47 .................. 53 44,977
3.95% , 01/15/50 .................. 79 61,019
Sysco Corp.
3.30% , 07/15/26 .................. 30 29,520
5.95% , 04/01/30 .................. 40 41,997
5.40% , 03/23/35
(b)
................. 35 35,478
6.60% , 04/01/50
(a)
................. 30 33,373
3.15% , 12/14/51 .................. 45 29,617
560,308
Containers & Packaging — 0.9%
Amcor Flexibles North America, Inc.
2.63% , 06/19/30 .................. 25 22,324
2.69% , 05/25/31 .................. 40 35,177
Avery Dennison Corp., 2.25%, 02/15/32 .... 20 16,754
Berry Global, Inc.
1.57% , 01/15/26 .................. 25 24,357
5.50% , 04/15/28 .................. 25 25,471
5.65% , 01/15/34 .................. 25 25,714
International Paper Co., 4.40%, 08/15/47 ... 50 41,927
Packaging Corp. of America, 3.05%, 10/01/51 30 19,583
Sonoco Products Co.
2.85% , 02/01/32
(a)
................. 28 24,328
5.75% , 11/01/40 .................. 25 25,141
WRKCo, Inc.
3.75% , 03/15/25 .................. 31 30,979
4.90% , 03/15/29 .................. 40 40,163
3.00% , 06/15/33 .................. 45 38,777
370,695
Distributors — 0.1%
Genuine Parts Co., 2.75%, 02/01/32 ...... 30 25,792
LKQ Corp., 6.25%, 06/15/33 ........... 15 15,723
41,515

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2025
iShares
®
BBB Rated Corporate Bond ETF
8
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified REITs — 0.4%
American Assets Trust LP, 6.15%, 10/01/34 .. USD 30 $ 30,134
Digital Realty Trust LP, 3.70%, 08/15/27 .... 65 63,598
Equinix Europe 2 Financing Corp. LLC, 5.50%,
06/15/34 ...................... 25 25,594
GLP Capital LP
5.75% , 06/01/28 .................. 31 31,557
5.30% , 01/15/29 .................. 25 25,138
VICI Properties LP, 5.63%, 05/15/52 ...... 17 16,112
192,133
Diversified Telecommunication Services — 5.5%
AT&T, Inc.
1.70% , 03/25/26 .................. 55 53,352
4.25% , 03/01/27 .................. 25 24,855
2.30% , 06/01/27 .................. 100 95,121
2.75% , 06/01/31 .................. 125 110,775
2.55% , 12/01/33 .................. 70 57,563
5.40% , 02/15/34 .................. 40 40,821
4.50% , 05/15/35 .................. 105 99,330
3.50% , 06/01/41 .................. 35 27,464
4.50% , 03/09/48 .................. 95 80,417
3.65% , 06/01/51 .................. 30 21,692
3.50% , 09/15/53 .................. 174 120,978
3.55% , 09/15/55 .................. 115 79,467
3.80% , 12/01/57 .................. 95 67,841
3.65% , 09/15/59 .................. 155 106,285
Bell Telephone Co. of Canada or Bell Canada
5.20% , 02/15/34
(a)
................. 25 24,908
4.46% , 04/01/48 .................. 50 41,507
Series US-4 , 3.65% , 03/17/51 ......... 35 25,018
British Telecommunications plc, 9.63%,
12/15/30
(d)
..................... 60 73,617
Deutsche Telekom International Finance BV,
8.75%, 06/15/30
(d)
................ 77 90,163
Orange SA
9.00% , 03/01/31
(d)
................. 55 66,553
5.38% , 01/13/42 .................. 35 34,377
Sprint Capital Corp., 6.88%, 11/15/28 ...... 87 93,083
Telefonica Emisiones SA, 7.05%, 06/20/36 .. 35 39,120
TELUS Corp.
3.40% , 05/13/32 .................. 20 18,008
4.60% , 11/16/48 .................. 25 21,062
Verizon Communications, Inc.
4.13% , 03/16/27 .................. 15 14,891
4.33% , 09/21/28 .................. 76 75,427
1.68% , 10/30/30 .................. 135 114,529
2.55% , 03/21/31 .................. 141 123,975
2.36% , 03/15/32 .................. 85 71,963
5.05% , 05/09/33 .................. 65 65,373
4.40% , 11/01/34 .................. 25 23,740
3.40% , 03/22/41 .................. 75 58,673
4.86% , 08/21/46 .................. 70 64,268
2.88% , 11/20/50
(a)
................. 90 57,435
3.55% , 03/22/51 .................. 115 83,957
2.99% , 10/30/56 .................. 120 73,899
3.70% , 03/22/61 .................. 75 52,842
2,394,349
Electric Utilities — 4.4%
AEP Texas, Inc.
5.45% , 05/15/29 .................. 15 15,359
Series I , 2.10% , 07/01/30 ............ 25 21,715
5.25% , 05/15/52 .................. 20 18,307
American Electric Power Co., Inc.
5.95% , 11/01/32 .................. 20 20,945
5.63% , 03/01/33 .................. 25 25,626
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Arizona Public Service Co., 4.35%, 11/15/45 . USD 25 $ 20,912
Avangrid, Inc., 3.20%, 04/15/25 ......... 12 11,979
Duke Energy Corp.
4.85% , 01/05/29 .................. 15 15,088
2.45% , 06/01/30 .................. 90 79,886
5.75% , 09/15/33
(a)
................. 50 52,179
3.75% , 09/01/46 .................. 43 32,498
3.50% , 06/15/51 .................. 35 24,182
5.80% , 06/15/54 .................. 25 24,780
Edison International, 6.95%, 11/15/29
(a)
.... 45 46,410
Emera US Finance LP, 4.75%, 06/15/46 .... 29 24,801
Entergy Corp.
1.90% , 06/15/28 .................. 25 22,874
2.40% , 06/15/31 .................. 40 34,483
Evergy, Inc., 2.90%, 09/15/29 .......... 35 32,251
Eversource Energy
2.90% , 03/01/27 .................. 80 77,294
5.50% , 01/01/34 .................. 55 55,315
Exelon Corp.
3.95% , 06/15/25 .................. 54 53,903
5.15% , 03/15/28 .................. 38 38,447
4.05% , 04/15/30 .................. 46 44,402
4.70% , 04/15/50 .................. 30 25,562
5.60% , 03/15/53 .................. 30 29,153
FirstEnergy Corp., Series C, 3.40%, 03/01/50 . 35 24,044
NextEra Energy Capital Holdings, Inc.
4.45% , 06/20/25 .................. 27 26,986
5.75% , 09/01/25 .................. 25 25,168
1.88% , 01/15/27 .................. 15 14,283
4.90% , 03/15/29 .................. 15 15,103
2.25% , 06/01/30 .................. 135 118,792
5.25% , 03/15/34 .................. 20 20,066
5.25% , 02/28/53 .................. 25 23,228
5.90% , 03/15/55
(b)
................. 25 25,361
Pacific Gas & Electric Co.
3.50% , 06/15/25 .................. 25 24,916
3.45% , 07/01/25 .................. 25 24,896
3.15% , 01/01/26 .................. 25 24,628
2.10% , 08/01/27 .................. 50 46,718
4.55% , 07/01/30 .................. 60 57,959
3.25% , 06/01/31 .................. 55 49,211
6.40% , 06/15/33 .................. 30 31,772
5.80% , 05/15/34 .................. 30 30,508
4.00% , 12/01/46 .................. 40 30,316
4.95% , 07/01/50 .................. 70 60,079
3.50% , 08/01/50 .................. 40 27,165
6.75% , 01/15/53 .................. 28 30,005
PPL Capital Funding, Inc., 5.25%, 09/01/34
(a)
. 20 19,984
Southern Co. (The)
5.50% , 03/15/29 .................. 75 77,093
5.70% , 10/15/32 .................. 25 26,024
5.70% , 03/15/34 .................. 25 25,836
4.40% , 07/01/46 .................. 55 46,256
Southwestern Electric Power Co., Series N,
1.65%, 03/15/26 ................. 35 33,933
Xcel Energy, Inc.
1.75% , 03/15/27 .................. 50 47,239
2.60% , 12/01/29
(a)
................. 55 49,742
1,905,662
Electrical Equipment — 0.2%
Regal Rexnord Corp.
6.05% , 04/15/28
(a)
................. 45 46,023
6.40% , 04/15/33 .................. 40 41,551
87,574

Schedule of Investments
(continued)
February 28, 2025
iShares
®
BBB Rated Corporate Bond ETF
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp., 2.20%, 09/15/31 ........ USD 44 $ 37,691
Arrow Electronics, Inc., 2.95%, 02/15/32 .... 29 25,028
CDW LLC
3.28% , 12/01/28 .................. 54 50,971
5.10% , 03/01/30 .................. 25 25,023
Corning, Inc.
4.38% , 11/15/57 .................. 25 20,194
5.45% , 11/15/79 .................. 17 15,892
Flex Ltd., 4.88%, 06/15/29
(a)
........... 33 32,820
Jabil, Inc., 3.95%, 01/12/28 ............ 38 37,171
Keysight Technologies, Inc., 3.00%, 10/30/29
(a)
26 24,037
TD SYNNEX Corp.
1.75% , 08/09/26 .................. 50 47,935
2.65% , 08/09/31 .................. 30 25,564
Teledyne Technologies, Inc., 2.75%, 04/01/31 30 26,672
Trimble, Inc., 6.10%, 03/15/33 .......... 20 21,095
Vontier Corp., 2.95%, 04/01/31 ......... 20 17,422
407,515
Energy Equipment & Services — 0.4%
Halliburton Co.
4.85% , 11/15/35 .................. 50 48,479
7.45% , 09/15/39 .................. 15 17,900
4.50% , 11/15/41 .................. 25 22,114
5.00% , 11/15/45 .................. 15 13,716
NOV, Inc.
3.60% , 12/01/29 .................. 30 28,350
3.95% , 12/01/42 .................. 30 22,884
153,443
Entertainment — 0.8%
Electronic Arts, Inc., 2.95%, 02/15/51 ...... 40 25,814
Take-Two Interactive Software, Inc.
3.55% , 04/14/25 .................. 18 17,974
3.70% , 04/14/27 .................. 15 14,722
4.00% , 04/14/32 .................. 15 14,109
Warnermedia Holdings, Inc.
3.64% , 03/15/25 .................. 50 49,976
4.28% , 03/15/32 .................. 80 71,763
5.05% , 03/15/42 .................. 25 20,657
5.14% , 03/15/52 .................. 125 95,828
5.39% , 03/15/62 .................. 20 15,356
326,199
Financial Services — 1.8%
Block Financial LLC, 2.50%, 07/15/28 ..... 47 43,466
Corebridge Financial, Inc.
3.65% , 04/05/27 .................. 46 45,098
3.85% , 04/05/29 .................. 40 38,551
4.40% , 04/05/52 .................. 25 20,605
Equitable Holdings, Inc.
4.35% , 04/20/28 .................. 31 30,663
5.59% , 01/11/33 .................. 10 10,273
5.00% , 04/20/48 .................. 27 24,929
Fidelity National Information Services, Inc.
1.15% , 03/01/26 .................. 62 59,929
5.10% , 07/15/32
(a)
................. 30 30,158
3.10% , 03/01/41
(a)
................. 30 22,136
Fiserv, Inc.
3.20% , 07/01/26 .................. 49 48,116
3.50% , 07/01/29 .................. 75 71,073
2.65% , 06/01/30 .................. 35 31,452
5.63% , 08/21/33 .................. 40 41,339
5.15% , 08/12/34 .................. 30 29,897
4.40% , 07/01/49 .................. 40 33,351
Security
Par (000)
Par (000) Value
Financial Services (continued)
Global Payments, Inc.
1.20% , 03/01/26 .................. USD 95 $ 91,683
3.20% , 08/15/29 .................. 35 32,614
4.15% , 08/15/49 .................. 25 19,146
Jackson Financial, Inc., 4.00%, 11/23/51 .... 20 14,149
Woodside Finance Ltd.
5.10% , 09/12/34 .................. 25 24,465
5.70% , 09/12/54 .................. 15 14,365
777,458
Food Products — 3.0%
Bunge Ltd. Finance Corp.
3.75% , 09/25/27 .................. 35 34,301
2.75% , 05/14/31 .................. 28 24,856
Campbell's Co. (The)
4.15% , 03/15/28 .................. 38 37,476
2.38% , 04/24/30 .................. 25 22,265
4.75% , 03/23/35 .................. 25 24,143
3.13% , 04/24/50 .................. 25 16,641
Conagra Brands, Inc.
4.60% , 11/01/25
(a)
................. 25 25,010
1.38% , 11/01/27 .................. 67 61,287
5.30% , 11/01/38 .................. 15 14,428
5.40% , 11/01/48 .................. 30 27,935
Flowers Foods, Inc., 5.75%, 03/15/35 ..... 25 25,615
General Mills, Inc.
4.00% , 04/17/25 .................. 37 36,954
3.20% , 02/10/27 .................. 55 53,700
2.25% , 10/14/31
(a)
................. 60 51,172
3.00% , 02/01/51
(a)
................. 27 17,709
Ingredion, Inc., 2.90%, 06/01/30 ......... 25 22,844
J M Smucker Co. (The)
3.50% , 03/15/25 .................. 25 24,991
2.38% , 03/15/30 .................. 25 22,436
4.25% , 03/15/35 .................. 25 23,181
4.38% , 03/15/45 .................. 25 21,189
JBS USA Holding Lux SARL
3.00% , 02/02/29 .................. 15 13,984
3.00% , 05/15/32 .................. 105 90,400
6.50% , 12/01/52 .................. 35 36,930
Kellanova
3.40% , 11/15/27 .................. 38 36,942
4.50% , 04/01/46 .................. 17 14,840
Kraft Heinz Foods Co.
3.00% , 06/01/26 .................. 25 24,521
3.75% , 04/01/30 .................. 25 23,906
5.00% , 07/15/35 .................. 65 64,327
6.50% , 02/09/40 .................. 23 25,010
4.38% , 06/01/46 .................. 120 100,317
McCormick & Co., Inc.
0.90% , 02/15/26
(a)
................. 41 39,655
1.85% , 02/15/31 .................. 26 21,948
Mondelez International, Inc.
1.50% , 05/04/25 .................. 26 25,874
3.00% , 03/17/32 .................. 55 48,827
2.63% , 09/04/50 .................. 40 24,185
Tyson Foods, Inc.
4.35% , 03/01/29 .................. 75 73,781
5.10% , 09/28/48 .................. 40 36,540
1,290,120
Gas Utilities — 0.1%
National Fuel Gas Co., 2.95%, 03/01/31 .... 25 21,955

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2025
iShares
®
BBB Rated Corporate Bond ETF
10
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation — 0.7%
Canadian Pacific Railway Co.
1.75% , 12/02/26 .................. USD 35 $ 33,370
2.05% , 03/05/30 .................. 25 22,120
3.50% , 05/01/50 .................. 20 14,530
3.10% , 12/02/51
(a)
................. 65 43,653
6.13% , 09/15/2115 ................ 10 10,549
Norfolk Southern Corp.
4.45% , 03/01/33 .................. 30 29,168
3.05% , 05/15/50 .................. 90 60,041
5.35% , 08/01/54
(a)
................. 30 29,139
3.16% , 05/15/55 .................. 55 35,767
Ryder System, Inc., 5.25%, 06/01/28 ...... 40 40,724
319,061
Health Care Equipment & Supplies — 2.1%
Baxter International, Inc.
1.92% , 02/01/27 .................. 46 43,761
3.95% , 04/01/30
(a)
................. 35 33,759
2.54% , 02/01/32
(a)
................. 40 34,345
3.13% , 12/01/51 .................. 35 22,808
Becton Dickinson & Co.
3.70% , 06/06/27 .................. 25 24,559
4.69% , 02/13/28 .................. 46 46,171
2.82% , 05/20/30 .................. 25 22,733
1.96% , 02/11/31 .................. 44 37,483
4.67% , 06/06/47 .................. 40 35,319
3.79% , 05/20/50
(a)
................. 30 22,883
GE HealthCare Technologies, Inc., 5.65%,
11/15/27 ...................... 115 118,081
Koninklijke Philips NV
6.88% , 03/11/38 .................. 20 22,195
5.00% , 03/15/42 .................. 25 23,225
Smith & Nephew plc, 2.03%, 10/14/30 ..... 46 39,482
Solventum Corp.
5.45% , 02/25/27 .................. 25 25,385
5.45% , 03/13/31 .................. 50 51,149
5.60% , 03/23/34 .................. 25 25,577
5.90% , 04/30/54 .................. 35 35,388
Stryker Corp.
1.15% , 06/15/25 .................. 15 14,863
3.50% , 03/15/26
(a)
................. 55 54,515
4.25% , 09/11/29 .................. 35 34,443
4.63% , 09/11/34
(a)
................. 25 24,390
4.63% , 03/15/46 .................. 40 35,889
Zimmer Biomet Holdings, Inc.
3.05% , 01/15/26 .................. 35 34,575
2.60% , 11/24/31 .................. 23 20,005
5.20% , 09/15/34
(a)
................. 25 25,033
908,016
Health Care Providers & Services — 6.4%
Aetna, Inc.
6.63% , 06/15/36 .................. 14 15,042
3.88% , 08/15/47 .................. 25 18,491
Cardinal Health, Inc.
3.41% , 06/15/27 .................. 30 29,257
4.37% , 06/15/47 .................. 25 20,867
Cencora, Inc.
2.80% , 05/15/30 .................. 40 36,424
5.15% , 02/15/35 .................. 50 49,903
4.30% , 12/15/47 .................. 30 25,169
Centene Corp.
2.45% , 07/15/28 .................. 40 36,472
4.63% , 12/15/29 .................. 125 120,076
2.63% , 08/01/31 .................. 70 58,960
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Cigna Group (The)
3.25% , 04/15/25 .................. USD 25 $ 24,952
1.25% , 03/15/26 .................. 25 24,169
4.38% , 10/15/28 .................. 138 136,871
5.40% , 03/15/33 .................. 55 56,132
5.25% , 02/15/34
(a)
................. 35 35,262
4.80% , 07/15/46 .................. 50 44,006
3.40% , 03/15/50 .................. 25 17,126
3.40% , 03/15/51 .................. 88 59,810
CVS Health Corp.
3.88% , 07/20/25 .................. 65 64,771
5.00% , 02/20/26 .................. 36 36,059
2.88% , 06/01/26 .................. 40 39,118
1.30% , 08/21/27 .................. 30 27,553
4.30% , 03/25/28 .................. 90 88,533
5.13% , 02/21/30 .................. 65 65,168
2.13% , 09/15/31 .................. 35 29,093
5.25% , 02/21/33 .................. 48 47,598
4.78% , 03/25/38 .................. 100 90,669
5.05% , 03/25/48 .................. 110 95,409
5.63% , 02/21/53
(a)
................. 74 68,628
6.05% , 06/01/54
(a)
................. 50 49,182
Elevance Health, Inc.
1.50% , 03/15/26 .................. 75 72,697
5.15% , 06/15/29 .................. 30 30,573
2.55% , 03/15/31 .................. 47 41,401
5.38% , 06/15/34 .................. 50 50,656
4.38% , 12/01/47 .................. 35 28,974
3.13% , 05/15/50 .................. 75 49,201
3.60% , 03/15/51 .................. 85 60,740
HCA, Inc.
5.25% , 06/15/26 .................. 35 35,139
3.13% , 03/15/27 .................. 80 77,559
4.13% , 06/15/29 .................. 60 58,177
3.50% , 09/01/30 .................. 75 69,567
5.60% , 04/01/34 .................. 75 75,658
5.13% , 06/15/39 .................. 40 37,442
5.50% , 06/15/47 .................. 30 28,054
5.25% , 06/15/49 .................. 50 44,621
3.50% , 07/15/51 .................. 54 36,246
5.95% , 09/15/54 .................. 50 49,116
Humana, Inc.
1.35% , 02/03/27 .................. 25 23,468
3.70% , 03/23/29 .................. 60 57,390
5.95% , 03/15/34
(a)
................. 35 36,025
3.95% , 08/15/49 .................. 40 29,624
Laboratory Corp. of America Holdings
1.55% , 06/01/26 .................. 36 34,716
2.70% , 06/01/31 .................. 25 21,993
4.80% , 10/01/34 .................. 35 33,973
4.70% , 02/01/45 .................. 20 17,731
Quest Diagnostics, Inc.
4.20% , 06/30/29 .................. 41 40,326
2.80% , 06/30/31 .................. 50 44,366
Universal Health Services, Inc.
2.65% , 10/15/30 .................. 50 43,731
2.65% , 01/15/32 .................. 30 25,183
2,765,117
Health Care REITs — 1.1%
Alexandria Real Estate Equities, Inc.
2.00% , 05/18/32 .................. 68 55,613
4.00% , 02/01/50 .................. 15 11,574
5.15% , 04/15/53 .................. 25 22,790
Healthcare Realty Holdings LP, 3.75%, 07/01/27 59 57,631

Schedule of Investments
(continued)
February 28, 2025
iShares
®
BBB Rated Corporate Bond ETF
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care REITs (continued)
Healthpeak OP LLC
2.13% , 12/01/28
(a)
................. USD 45 $ 41,072
3.00% , 01/15/30 .................. 57 52,560
Omega Healthcare Investors, Inc., 3.25%,
04/15/33 ...................... 25 21,395
Sabra Health Care LP, 3.20%, 12/01/31 .... 45 39,427
Ventas Realty LP
4.00% , 03/01/28 .................. 15 14,735
4.75% , 11/15/30 .................. 49 48,656
Welltower OP LLC
4.00% , 06/01/25 .................. 10 9,980
2.05% , 01/15/29
(a)
................. 35 31,787
2.80% , 06/01/31 .................. 30 26,680
2.75% , 01/15/32 .................. 25 21,782
4.95% , 09/01/48 .................. 26 24,280
479,962
Health Care Technology — 0.1%
IQVIA, Inc., 6.25%, 02/01/29 ........... 50 52,241
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts LP
Series E , 4.00% , 06/15/25 ............ 25 24,950
Series H , 3.38% , 12/15/29 ........... 25 23,244
48,194
Hotels, Restaurants & Leisure — 2.3%
Darden Restaurants, Inc., 6.30%, 10/10/33 .. 40 42,609
Expedia Group, Inc.
5.00% , 02/15/26
(a)
................. 20 20,041
3.25% , 02/15/30 .................. 30 27,951
2.95% , 03/15/31 .................. 35 31,486
Las Vegas Sands Corp., 6.00%, 08/15/29 ... 30 30,805
Marriott International, Inc.
Series EE , 5.75% , 05/01/25 ........... 23 23,018
5.00% , 10/15/27 .................. 93 93,912
4.80% , 03/15/30 .................. 30 29,930
Series GG , 3.50% , 10/15/32 .......... 75 67,284
McDonald's Corp.
3.38% , 05/26/25
(a)
................. 25 24,937
3.30% , 07/01/25 .................. 36 35,867
3.70% , 01/30/26 .................. 25 24,833
3.80% , 04/01/28 .................. 15 14,715
3.60% , 07/01/30 .................. 80 76,192
4.95% , 08/14/33
(a)
................. 35 35,413
6.30% , 03/01/38 .................. 20 21,979
4.88% , 12/09/45 .................. 42 38,844
3.63% , 09/01/49 .................. 70 52,000
5.45% , 08/14/53 .................. 30 29,517
Starbucks Corp.
4.75% , 02/15/26 .................. 68 68,201
2.00% , 03/12/27 .................. 75 71,454
2.55% , 11/15/30 .................. 55 49,109
3.00% , 02/14/32 .................. 25 22,354
4.45% , 08/15/49 .................. 21 17,668
3.50% , 11/15/50 .................. 46 32,793
982,912
Household Durables — 0.2%
Leggett & Platt, Inc., 3.50%, 11/15/27 ...... 50 47,836
Lennar Corp., 4.75%, 11/29/27 .......... 28 28,059
Whirlpool Corp., 4.60%, 05/15/50 ........ 20 15,165
91,060
Household Products — 0.2%
Church & Dwight Co., Inc.
5.60% , 11/15/32 .................. 25 26,081
Security
Par (000)
Par (000) Value
Household Products (continued)
5.00% , 06/15/52 .................. USD 25 $ 23,283
Clorox Co. (The), 1.80%, 05/15/30 ....... 43 37,353
86,717
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The), 2.45%, 01/15/31
(a)
...... 45 38,490
Constellation Energy Generation LLC
5.60% , 03/01/28 .................. 35 35,865
5.80% , 03/01/33 .................. 15 15,553
6.25% , 10/01/39 .................. 20 21,247
5.60% , 06/15/42 .................. 20 19,581
5.75% , 03/15/54 .................. 10 9,809
140,545
Insurance — 2.6%
Allstate Corp. (The)
3.28% , 12/15/26 .................. 15 14,689
1.45% , 12/15/30 .................. 25 20,793
5.25% , 03/30/33 .................. 55 55,803
3.85% , 08/10/49 .................. 25 19,168
American International Group, Inc.
5.13% , 03/27/33 .................. 55 55,368
4.38% , 06/30/50
(a)
................. 30 25,473
Aon Corp.
2.85% , 05/28/27 .................. 25 24,109
2.80% , 05/15/30 .................. 47 42,713
3.90% , 02/28/52 .................. 38 28,839
Aon Global Ltd.
3.88% , 12/15/25 .................. 70 69,631
4.75% , 05/15/45 .................. 46 40,893
Aon North America, Inc., 5.45%, 03/01/34
(a)
.. 50 51,124
Arch Capital Group Ltd., 3.64%, 06/30/50 ... 35 25,666
Arthur J Gallagher & Co., 5.75%, 07/15/54 .. 60 60,539
Athene Holding Ltd.
6.15% , 04/03/30 .................. 10 10,525
3.50% , 01/15/31 .................. 18 16,645
5.88% , 01/15/34 .................. 25 25,687
Brighthouse Financial, Inc., 4.70%, 06/22/47
(a)
15 12,077
Brown & Brown, Inc.
2.38% , 03/15/31 .................. 30 25,785
4.95% , 03/17/52 .................. 15 13,131
CNA Financial Corp., 3.45%, 08/15/27 ..... 60 58,404
CNO Financial Group, Inc., 6.45%, 06/15/34 . 35 37,025
Enstar Group Ltd., 3.10%, 09/01/31 ....... 45 38,990
Everest Reinsurance Holdings, Inc., 3.13%,
10/15/52
(a)
..................... 40 25,280
F&G Annuities & Life, Inc., 6.25%, 10/04/34 .. 30 29,898
Fairfax Financial Holdings Ltd.
3.38% , 03/03/31 .................. 35 31,868
6.10% , 03/15/55
(c)
................. 25 25,244
Fidelity National Financial, Inc., 3.40%,
06/15/30 ...................... 30 27,635
Hartford Insurance Group, Inc. (The)
2.80% , 08/19/29 .................. 28 25,917
3.60% , 08/19/49 .................. 20 15,038
2.90% , 09/15/51 .................. 20 12,927
Lincoln National Corp.
3.05% , 01/15/30
(a)
................. 22 20,249
7.00% , 06/15/40 .................. 7 7,914
Markel Group, Inc.
5.00% , 04/05/46 .................. 15 13,555
3.45% , 05/07/52 .................. 40 27,382
Old Republic International Corp., 3.85%,
06/11/51 ...................... 20 14,558
Unum Group, 4.13%, 06/15/51 .......... 15 11,517

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2025
iShares
®
BBB Rated Corporate Bond ETF
12
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
Willis North America, Inc.
4.50% , 09/15/28 .................. USD 32 $ 31,753
3.88% , 09/15/49 .................. 27 20,308
1,114,120
IT Services — 0.2%
Kyndryl Holdings, Inc.
2.05% , 10/15/26 .................. 18 17,261
2.70% , 10/15/28 .................. 35 32,448
4.10% , 10/15/41 .................. 15 11,963
VeriSign, Inc., 2.70%, 06/15/31 ......... 52 45,336
107,008
Leisure Products — 0.1%
Hasbro, Inc., 3.55%, 11/19/26 .......... 35 34,339
Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc., 2.30%, 03/12/31 .. 44 38,169
Revvity, Inc., 1.90%, 09/15/28 .......... 47 42,812
80,981
Machinery — 1.2%
CNH Industrial Capital LLC
3.95% , 05/23/25 .................. 31 30,962
1.88% , 01/15/26
(a)
................. 15 14,660
1.45% , 07/15/26 .................. 50 47,964
4.55% , 04/10/28 .................. 15 14,947
Flowserve Corp., 2.80%, 01/15/32 ....... 25 21,617
Fortive Corp., 4.30%, 06/15/46 .......... 20 16,752
IDEX Corp., 2.63%, 06/15/31 ........... 30 26,259
Ingersoll Rand, Inc.
5.40% , 08/14/28
(a)
................. 35 35,853
5.70% , 08/14/33 .................. 40 41,501
nVent Finance SARL, 4.55%, 04/15/28 ..... 50 49,685
Otis Worldwide Corp.
2.29% , 04/05/27
(a)
................. 50 47,780
2.57% , 02/15/30 .................. 49 44,286
3.11% , 02/15/40 .................. 35 27,078
Stanley Black & Decker, Inc.
4.25% , 11/15/28
(a)
................. 35 34,620
4.85% , 11/15/48 .................. 25 21,678
Westinghouse Air Brake Technologies Corp.,
4.70%, 09/15/28
(d)
................ 48 47,821
523,463
Media — 2.6%
Charter Communications Operating LLC
4.91% , 07/23/25 .................. 29 28,999
3.75% , 02/15/28 .................. 25 24,193
2.25% , 01/15/29 .................. 15 13,466
2.80% , 04/01/31 .................. 65 56,122
4.40% , 04/01/33 .................. 60 54,610
6.38% , 10/23/35 .................. 35 35,618
6.48% , 10/23/45 .................. 60 58,026
5.38% , 05/01/47 .................. 50 42,241
5.75% , 04/01/48 .................. 67 59,290
3.70% , 04/01/51 .................. 70 45,061
3.90% , 06/01/52 .................. 45 29,796
3.85% , 04/01/61
(a)
................. 75 46,436
3.95% , 06/30/62
(a)
................. 35 21,964
Discovery Communications LLC
3.95% , 03/20/28 .................. 85 81,863
5.20% , 09/20/47
(a)
................. 45 36,869
Fox Corp.
4.71% , 01/25/29 .................. 65 64,852
6.50% , 10/13/33 .................. 15 16,111
5.48% , 01/25/39 .................. 35 34,031
Security
Par (000)
Par (000) Value
Media (continued)
5.58% , 01/25/49 .................. USD 30 $ 28,457
Interpublic Group of Cos., Inc. (The)
2.40% , 03/01/31 .................. 18 15,675
5.40% , 10/01/48 .................. 30 29,192
Omnicom Group, Inc.
3.60% , 04/15/26 .................. 25 24,748
2.60% , 08/01/31 .................. 42 36,697
Paramount Global
4.95% , 01/15/31 .................. 45 43,419
6.88% , 04/30/36 .................. 10 10,502
4.38% , 03/15/43 .................. 25 19,000
5.85% , 09/01/43 .................. 10 9,049
4.95% , 05/19/50 .................. 25 19,727
Time Warner Cable LLC
6.55% , 05/01/37 .................. 20 19,918
7.30% , 07/01/38 .................. 25 26,321
6.75% , 06/15/39 .................. 45 45,279
5.50% , 09/01/41 .................. 60 52,914
1,130,446
Metals & Mining — 0.8%
ArcelorMittal SA
4.25% , 07/16/29 .................. 73 71,689
7.00% , 10/15/39
(d)
................. 5 5,485
6.35% , 06/17/54 .................. 15 15,194
Barrick North America Finance LLC, 5.70%,
05/30/41 ...................... 40 40,408
Freeport-McMoRan, Inc.
5.40% , 11/14/34 .................. 25 25,227
5.45% , 03/15/43
(a)
................. 35 33,459
Kinross Gold Corp., 6.25%, 07/15/33 ...... 20 21,113
Newmont Corp.
2.80% , 10/01/29 .................. 25 23,159
2.25% , 10/01/30 .................. 35 30,826
2.60% , 07/15/32 .................. 51 44,168
4.88% , 03/15/42 .................. 35 32,878
Steel Dynamics, Inc., 3.25%, 01/15/31 ..... 25 22,970
366,576
Multi-Utilities — 1.5%
Ameren Corp.
5.00% , 01/15/29 .................. 15 15,127
3.50% , 01/15/31 .................. 35 32,510
CenterPoint Energy, Inc., 5.40%, 06/01/29 .. 30 30,651
Dominion Energy, Inc.
Series C , 3.38% , 04/01/30 ........... 90 83,864
Series B , 3.30% , 04/15/41 ............ 34 25,732
DTE Energy Co.
2.85% , 10/01/26 .................. 35 34,134
5.10% , 03/01/29 .................. 30 30,332
National Grid plc, 5.42%, 01/11/34 ....... 25 25,238
NiSource, Inc.
3.49% , 05/15/27 .................. 35 34,242
3.60% , 05/01/30 .................. 45 42,569
4.38% , 05/15/47 .................. 60 50,235
Public Service Enterprise Group, Inc.
5.85% , 11/15/27 .................. 41 42,272
2.45% , 11/15/31 .................. 27 23,142
Puget Energy, Inc., 2.38%, 06/15/28 ...... 35 32,445
Sempra
3.40% , 02/01/28 .................. 52 50,139
3.80% , 02/01/38 .................. 15 12,404
4.00% , 02/01/48 .................. 30 22,681
WEC Energy Group, Inc., 2.20%, 12/15/28 .. 53 48,583
636,300

Schedule of Investments
(continued)
February 28, 2025
iShares
®
BBB Rated Corporate Bond ETF
Schedule of Investments
13
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Office REITs — 0.2%
Boston Properties LP
3.65% , 02/01/26 .................. USD 25 $ 24,703
2.75% , 10/01/26 .................. 20 19,363
2.90% , 03/15/30 .................. 30 27,002
3.25% , 01/30/31
(a)
................. 40 35,844
106,912
Oil, Gas & Consumable Fuels — 9.9%
Boardwalk Pipelines LP
5.95% , 06/01/26 .................. 18 18,232
3.40% , 02/15/31 .................. 35 31,881
Canadian Natural Resources Ltd.
3.85% , 06/01/27 .................. 35 34,492
6.25% , 03/15/38 .................. 25 26,289
4.95% , 06/01/47 .................. 25 21,898
Cenovus Energy, Inc.
6.75% , 11/15/39 .................. 8 8,782
3.75% , 02/15/52
(a)
................. 40 27,976
Cheniere Corpus Christi Holdings LLC
5.13% , 06/30/27 .................. 45 45,386
2.74% , 12/31/39 .................. 24 19,264
Cheniere Energy Partners LP
3.25% , 01/31/32 .................. 55 48,539
5.95% , 06/30/33 .................. 25 25,953
Cheniere Energy, Inc.
4.63% , 10/15/28 .................. 15 14,816
5.65% , 04/15/34 .................. 35 35,582
Columbia Pipeline Group, Inc., 5.80%, 06/01/45 20 19,730
Continental Resources, Inc., 4.90%, 06/01/44 25 20,694
Coterra Energy, Inc., 5.60%, 03/15/34
(a)
.... 20 20,247
DCP Midstream Operating LP, 5.63%, 07/15/27 25 25,466
Devon Energy Corp.
4.50% , 01/15/30 .................. 39 38,165
5.60% , 07/15/41 .................. 20 18,993
5.00% , 06/15/45 .................. 35 30,293
Diamondback Energy, Inc.
3.25% , 12/01/26 .................. 25 24,447
3.50% , 12/01/29 .................. 70 66,095
5.40% , 04/18/34 .................. 35 35,150
4.25% , 03/15/52 .................. 55 42,683
5.75% , 04/18/54 .................. 25 24,107
Enbridge, Inc.
5.25% , 04/05/27 .................. 15 15,192
5.70% , 03/08/33 .................. 50 51,396
2.50% , 08/01/33 .................. 25 20,485
4.00% , 11/15/49 .................. 85 65,872
Energy Transfer LP
4.75% , 01/15/26 .................. 50 50,000
5.50% , 06/01/27 .................. 71 72,095
4.00% , 10/01/27 .................. 50 49,135
4.15% , 09/15/29 .................. 36 34,943
3.75% , 05/15/30 .................. 63 59,541
5.75% , 02/15/33 .................. 35 35,973
6.55% , 12/01/33 .................. 30 32,392
5.60% , 09/01/34 .................. 35 35,461
5.00% , 05/15/44
(d)
................. 52 46,110
5.15% , 03/15/45 .................. 35 31,479
6.25% , 04/15/49 .................. 44 44,833
5.00% , 05/15/50 .................. 95 82,487
EQT Corp.
5.70% , 04/01/28 .................. 53 54,421
5.75% , 02/01/34
(a)
................. 20 20,446
Expand Energy Corp., 5.70%, 01/15/35 .... 25 25,271
Hess Corp.
7.30% , 08/15/31 .................. 32 36,106
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.60% , 02/15/41 .................. USD 45 $ 45,509
HF Sinclair Corp., 6.25%, 01/15/35 ....... 25 25,506
Kinder Morgan Energy Partners LP
6.95% , 01/15/38 .................. 55 60,908
5.50% , 03/01/44 .................. 39 37,188
Kinder Morgan, Inc.
4.30% , 06/01/25 .................. 87 86,915
1.75% , 11/15/26 .................. 36 34,366
7.75% , 01/15/32 .................. 25 28,656
5.20% , 06/01/33 .................. 25 24,828
5.55% , 06/01/45 .................. 55 52,623
3.60% , 02/15/51 .................. 55 38,389
Marathon Petroleum Corp.
4.70% , 05/01/25 .................. 75 75,004
6.50% , 03/01/41 .................. 45 47,804
MPLX LP
1.75% , 03/01/26 .................. 57 55,391
4.25% , 12/01/27 .................. 15 14,828
2.65% , 08/15/30 .................. 55 48,939
4.50% , 04/15/38 .................. 40 35,485
5.50% , 02/15/49 .................. 60 56,004
5.65% , 03/01/53
(a)
................. 35 33,145
Occidental Petroleum Corp.
5.55% , 03/15/26 .................. 35 35,172
8.88% , 07/15/30 .................. 45 51,979
7.50% , 05/01/31 .................. 60 66,560
6.45% , 09/15/36 .................. 50 52,495
6.60% , 03/15/46
(a)
................. 35 36,407
ONEOK, Inc.
5.85% , 01/15/26 .................. 20 20,172
4.00% , 07/13/27 .................. 54 53,282
6.35% , 01/15/31 .................. 25 26,640
6.10% , 11/15/32 .................. 45 47,441
6.05% , 09/01/33 .................. 75 78,649
4.25% , 09/15/46 .................. 35 27,829
5.20% , 07/15/48 .................. 40 36,044
3.95% , 03/01/50 .................. 55 40,574
6.63% , 09/01/53 .................. 25 26,810
Ovintiv, Inc., 6.50%, 08/15/34 .......... 25 26,413
Phillips 66
4.65% , 11/15/34 .................. 35 33,257
4.88% , 11/15/44 .................. 70 61,647
3.30% , 03/15/52
(a)
................. 5 3,253
Phillips 66 Co.
4.95% , 12/01/27 .................. 30 30,314
3.15% , 12/15/29 .................. 30 27,960
Plains All American Pipeline LP
3.55% , 12/15/29 .................. 45 42,481
4.70% , 06/15/44 .................. 25 21,422
Sabine Pass Liquefaction LLC
4.20% , 03/15/28 .................. 15 14,797
4.50% , 05/15/30 .................. 80 78,758
South Bow USA Infrastructure Holdings LLC
(c)
4.91% , 09/01/27 .................. 15 15,014
5.58% , 10/01/34 .................. 30 29,543
Spectra Energy Partners LP, 4.50%, 03/15/45 25 21,025
Suncor Energy, Inc.
6.80% , 05/15/38 .................. 20 21,906
3.75% , 03/04/51
(a)
................. 40 28,763
Targa Resources Corp.
4.20% , 02/01/33 .................. 45 41,635
6.13% , 03/15/33 .................. 25 26,157
6.25% , 07/01/52 .................. 25 25,611
Targa Resources Partners LP
5.00% , 01/15/28 .................. 15 15,017

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2025
iShares
®
BBB Rated Corporate Bond ETF
14
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.88% , 01/15/29 .................. USD 60 $ 61,444
TransCanada PipeLines Ltd.
4.25% , 05/15/28 .................. 50 49,324
6.20% , 10/15/37 .................. 35 36,779
7.63% , 01/15/39 .................. 26 30,504
5.10% , 03/15/49 .................. 45 42,102
Transcontinental Gas Pipe Line Co. LLC,
7.85%, 02/01/26 ................. 24 24,478
Valero Energy Corp.
4.35% , 06/01/28 .................. 60 59,397
6.63% , 06/15/37 .................. 40 43,256
3.65% , 12/01/51 .................. 35 24,359
Western Midstream Operating LP
4.05% , 02/01/30
(d)
................. 40 38,090
5.45% , 11/15/34 .................. 20 19,781
5.25% , 02/01/50
(d)
................. 25 21,985
Williams Cos., Inc. (The)
5.40% , 03/02/26 .................. 25 25,192
3.75% , 06/15/27 .................. 55 53,945
2.60% , 03/15/31 .................. 50 43,803
5.60% , 03/15/35 .................. 50 51,107
6.30% , 04/15/40 .................. 30 31,887
5.10% , 09/15/45 .................. 35 32,193
3.50% , 10/15/51 .................. 60 41,883
4,286,822
Passenger Airlines — 0.0%
Southwest Airlines Co., 5.13%, 06/15/27 .... 15 15,137
Pharmaceuticals — 0.9%
Mylan, Inc., 5.20%, 04/15/48 ........... 40 33,345
Royalty Pharma plc
1.75% , 09/02/27 .................. 28 26,067
2.15% , 09/02/31 .................. 15 12,588
3.30% , 09/02/40 .................. 40 30,193
3.55% , 09/02/50 .................. 35 24,138
Utah Acquisition Sub, Inc., 3.95%, 06/15/26 .. 25 24,739
Viatris, Inc.
2.30% , 06/22/27 .................. 50 47,064
2.70% , 06/22/30 .................. 45 39,535
4.00% , 06/22/50 .................. 30 20,496
Zoetis, Inc.
5.40% , 11/14/25
(a)
................. 30 30,183
2.00% , 05/15/30 .................. 62 54,405
4.70% , 02/01/43 .................. 35 32,196
374,949
Professional Services — 0.5%
Broadridge Financial Solutions, Inc., 2.60%,
05/01/31 ...................... 39 34,013
Equifax, Inc.
5.10% , 06/01/28 .................. 15 15,201
3.10% , 05/15/30 .................. 35 32,198
2.35% , 09/15/31 .................. 53 45,342
Jacobs Engineering Group, Inc., 5.90%,
03/01/33 ...................... 25 25,807
Thomson Reuters Corp., 5.85%, 04/15/40 ... 20 20,754
Verisk Analytics, Inc.
5.25% , 06/05/34 .................. 30 30,304
3.63% , 05/15/50 .................. 20 14,501
218,120
Real Estate Management & Development — 0.1%
CBRE Services, Inc., 2.50%, 04/01/31 ..... 40 34,613
Security
Par (000)
Par (000) Value
Residential REITs — 0.3%
American Homes 4 Rent LP
3.63% , 04/15/32 .................. USD 20 $ 18,240
5.50% , 07/15/34 .................. 15 15,172
Essex Portfolio LP, 2.65%, 03/15/32 ...... 35 30,211
Invitation Homes Operating Partnership LP,
2.30%, 11/15/28 ................. 71 65,163
Sun Communities Operating LP, 2.70%,
07/15/31 ...................... 25 21,695
150,481
Retail REITs — 0.3%
Brixmor Operating Partnership LP
4.13% , 06/15/26 .................. 26 25,804
2.50% , 08/16/31 .................. 40 34,332
Kimco Realty OP LLC
2.70% , 10/01/30 .................. 30 26,998
6.40% , 03/01/34 .................. 25 27,091
NNN REIT, Inc., 5.50%, 06/15/34 ........ 15 15,206
129,431
Semiconductors & Semiconductor Equipment — 3.4%
Broadcom Corp., 3.88%, 01/15/27 ....... 75 74,166
Broadcom, Inc.
(c)
1.95% , 02/15/28 .................. 50 46,466
4.00% , 04/15/29 .................. 60 58,456
2.45% , 02/15/31 .................. 130 114,064
3.42% , 04/15/33 .................. 105 93,783
3.47% , 04/15/34 .................. 30 26,509
3.14% , 11/15/35 .................. 120 99,868
4.93% , 05/15/37 .................. 30 29,103
3.50% , 02/15/41 .................. 65 51,809
3.75% , 02/15/51 .................. 15 11,402
Intel Corp.
3.15% , 05/11/27 .................. 15 14,514
1.60% , 08/12/28 .................. 75 67,457
2.00% , 08/12/31 .................. 75 62,500
5.15% , 02/21/34
(a)
................. 50 49,259
3.73% , 12/08/47 .................. 125 88,655
3.05% , 08/12/51 .................. 150 90,569
3.20% , 08/12/61 .................. 125 72,256
Marvell Technology, Inc.
2.45% , 04/15/28 .................. 50 46,670
2.95% , 04/15/31 .................. 42 37,553
Microchip Technology, Inc., 4.25%, 09/01/25
(a)
31 30,932
Micron Technology, Inc.
4.19% , 02/15/27 .................. 35 34,727
6.75% , 11/01/29 .................. 41 44,015
4.66% , 02/15/30 .................. 49 48,348
5.88% , 09/15/33 .................. 25 26,120
3.48% , 11/01/51 .................. 25 17,229
NXP BV
3.88% , 06/18/26 .................. 21 20,821
4.30% , 06/18/29
(a)
................. 41 40,119
2.65% , 02/15/32 .................. 20 17,125
5.00% , 01/15/33 .................. 25 24,746
3.25% , 05/11/41 .................. 15 11,248
3.13% , 02/15/42
(a)
................. 15 10,867
3.25% , 11/30/51 .................. 15 9,928
1,471,284
Software — 3.5%
AppLovin Corp., 5.50%, 12/01/34
(a)
....... 25 25,383
Atlassian Corp., 5.50%, 05/15/34 ........ 20 20,393
Autodesk, Inc., 2.40%, 12/15/31 ......... 36 30,920
Oracle Corp.
2.50% , 04/01/25 .................. 79 78,890

Schedule of Investments
(continued)
February 28, 2025
iShares
®
BBB Rated Corporate Bond ETF
Schedule of Investments
15
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
2.95% , 05/15/25 .................. USD 50 $ 49,859
1.65% , 03/25/26 .................. 41 39,770
2.65% , 07/15/26 .................. 25 24,363
2.80% , 04/01/27 .................. 15 14,481
4.50% , 05/06/28 .................. 50 49,987
2.95% , 04/01/30 .................. 70 64,138
2.88% , 03/25/31 .................. 155 138,637
4.30% , 07/08/34 .................. 35 32,694
3.80% , 11/15/37 .................. 35 29,790
6.50% , 04/15/38 .................. 65 70,853
3.60% , 04/01/40 .................. 95 75,794
3.65% , 03/25/41 .................. 80 63,197
4.00% , 07/15/46 .................. 10 7,869
3.60% , 04/01/50 .................. 90 63,987
3.95% , 03/25/51 .................. 75 56,313
5.55% , 02/06/53 .................. 15 14,330
3.85% , 04/01/60 .................. 100 69,747
4.10% , 03/25/61 .................. 135 98,692
Roper Technologies, Inc.
1.00% , 09/15/25 .................. 56 54,978
1.40% , 09/15/27 .................. 91 84,014
4.50% , 10/15/29 .................. 30 29,859
1.75% , 02/15/31 .................. 33 27,705
4.90% , 10/15/34
(a)
................. 35 34,451
VMware LLC
1.40% , 08/15/26 .................. 50 47,683
3.90% , 08/21/27 .................. 35 34,350
Workday, Inc.
3.50% , 04/01/27 .................. 37 36,200
3.80% , 04/01/32 .................. 25 23,166
1,492,493
Specialized REITs — 1.9%
American Tower Corp.
2.40% , 03/15/25 .................. 25 24,962
3.38% , 10/15/26 .................. 72 70,696
3.80% , 08/15/29 .................. 135 129,496
5.40% , 01/31/35
(a)
................. 25 25,332
3.10% , 06/15/50
(a)
................. 45 29,678
Crown Castle, Inc.
1.35% , 07/15/25 .................. 25 24,676
3.80% , 02/15/28 .................. 115 112,009
2.10% , 04/01/31 .................. 15 12,687
2.50% , 07/15/31 .................. 50 43,045
2.90% , 04/01/41
(a)
................. 34 24,508
3.25% , 01/15/51 .................. 20 13,439
CubeSmart LP, 2.25%, 12/15/28 ......... 35 32,019
Equinix, Inc.
1.45% , 05/15/26 .................. 31 29,882
1.80% , 07/15/27 .................. 50 46,873
1.55% , 03/15/28 .................. 50 45,701
2.15% , 07/15/30 .................. 30 26,262
2.95% , 09/15/51 .................. 27 17,095
Extra Space Storage LP, 2.40%, 10/15/31 ... 35 29,777
Weyerhaeuser Co.
4.00% , 11/15/29 .................. 25 24,209
7.38% , 03/15/32 .................. 40 45,230
807,576
Specialty Retail — 1.6%
AutoNation, Inc., 3.85%, 03/01/32 ........ 35 31,895
AutoZone, Inc.
5.10% , 07/15/29
(a)
................. 30 30,460
1.65% , 01/15/31 .................. 25 20,999
4.75% , 08/01/32 .................. 33 32,474
4.75% , 02/01/33 .................. 30 29,355
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Best Buy Co., Inc., 1.95%, 10/01/30 ...... USD 34 $ 29,135
Dick's Sporting Goods, Inc., 4.10%, 01/15/52 . 10 7,388
Lowe's Cos., Inc.
4.80% , 04/01/26 .................. 50 50,196
2.50% , 04/15/26 .................. 65 63,628
1.70% , 09/15/28 .................. 40 36,348
1.70% , 10/15/30 .................. 61 51,959
5.00% , 04/15/33 .................. 50 50,035
3.70% , 04/15/46 .................. 60 45,675
4.25% , 04/01/52 .................. 50 39,963
5.80% , 09/15/62 .................. 40 39,887
5.85% , 04/01/63 .................. 30 30,163
O'Reilly Automotive, Inc., 3.90%, 06/01/29 ... 85 82,576
Tractor Supply Co., 5.25%, 05/15/33 ...... 40 40,598
712,734
Technology Hardware, Storage & Peripherals — 1.4%
Dell International LLC
6.02% , 06/15/26 .................. 34 34,492
5.25% , 02/01/28 .................. 85 86,544
8.10% , 07/15/36 .................. 25 30,177
3.45% , 12/15/51
(a)
................. 51 35,348
Hewlett Packard Enterprise Co.
4.90% , 10/15/25
(d)
................. 58 58,025
4.40% , 09/25/27 .................. 15 14,930
4.85% , 10/15/31 .................. 60 59,738
6.20% , 10/15/35
(d)
................. 20 21,405
6.35% , 10/15/45
(d)
................. 25 26,403
HP, Inc.
2.20% , 06/17/25 .................. 30 29,795
1.45% , 06/17/26 .................. 25 24,041
4.75% , 01/15/28
(a)
................. 20 20,128
4.00% , 04/15/29 .................. 15 14,562
2.65% , 06/17/31 .................. 45 39,209
5.50% , 01/15/33 .................. 25 25,503
6.00% , 09/15/41
(a)
................. 35 35,924
NetApp, Inc., 2.38%, 06/22/27 .......... 50 47,653
Western Digital Corp., 3.10%, 02/01/32
(a)
... 15 12,802
616,679
Tobacco — 1.7%
Altria Group, Inc.
4.40% , 02/14/26 .................. 41 40,892
4.80% , 02/14/29 .................. 49 49,072
2.45% , 02/04/32 .................. 50 42,075
5.80% , 02/14/39 .................. 40 40,547
4.50% , 05/02/43 .................. 35 29,441
5.95% , 02/14/49
(a)
................. 60 60,092
3.70% , 02/04/51 .................. 70 49,119
BAT Capital Corp.
3.56% , 08/15/27 .................. 59 57,536
6.34% , 08/02/30 .................. 80 85,359
2.73% , 03/25/31 .................. 40 35,342
4.74% , 03/16/32 .................. 25 24,493
4.39% , 08/15/37 .................. 50 44,289
4.54% , 08/15/47 .................. 25 20,407
4.76% , 09/06/49 .................. 35 29,226
5.65% , 03/16/52 .................. 30 28,362
BAT International Finance plc, 1.67%, 03/25/26 25 24,234
Reynolds American, Inc.
4.45% , 06/12/25 .................. 51 50,959
5.85% , 08/15/45 .................. 30 29,239
740,684

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2025
iShares
®
BBB Rated Corporate Bond ETF
16
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Trading Companies & Distributors — 0.8%
Air Lease Corp.
2.88% , 01/15/26
(a)
................. USD 62 $ 61,035
2.20% , 01/15/27 .................. 80 76,530
2.10% , 09/01/28 .................. 85 77,703
3.00% , 02/01/30 .................. 25 22,903
2.88% , 01/15/32 .................. 35 30,476
GATX Corp.
4.00% , 06/30/30 .................. 45 43,281
3.10% , 06/01/51 .................. 25 16,205
6.05% , 06/05/54 .................. 10 10,238
338,371
Water Utilities — 0.1%
Essential Utilities, Inc.
2.70% , 04/15/30 .................. 10 9,051
3.35% , 04/15/50 .................. 20 13,573
5.30% , 05/01/52 .................. 15 14,001
36,625
Wireless Telecommunication Services — 2.9%
Rogers Communications, Inc.
3.63% , 12/15/25 .................. 30 29,776
3.20% , 03/15/27 .................. 71 68,904
3.80% , 03/15/32 .................. 25 22,781
5.30% , 02/15/34 .................. 35 34,677
5.00% , 03/15/44
(a)
................. 50 45,023
3.70% , 11/15/49 .................. 80 56,569
Telefonica Europe BV, 8.25%, 09/15/30 .... 70 80,537
T-Mobile USA, Inc.
3.50% , 04/15/25 .................. 25 24,971
1.50% , 02/15/26 .................. 57 55,306
3.75% , 04/15/27 .................. 85 83,642
4.95% , 03/15/28 .................. 35 35,307
3.88% , 04/15/30 .................. 105 100,335
2.55% , 02/15/31 .................. 95 83,520
3.50% , 04/15/31 .................. 45 41,575
5.05% , 07/15/33 .................. 40 39,842
4.70% , 01/15/35
(a)
................. 50 48,302
3.00% , 02/15/41 .................. 55 40,477
4.50% , 04/15/50 .................. 75 62,965
3.30% , 02/15/51 .................. 60 40,805
3.40% , 10/15/52 .................. 40 27,393
5.65% , 01/15/53 .................. 30 29,617
3.60% , 11/15/60 .................. 45 30,783
Vodafone Group plc
6.15% , 02/27/37 .................. 43 45,999
5.25% , 05/30/48
(a)
................. 45 42,242
4.25% , 09/17/50 .................. 40 31,364
5.13% , 06/19/59 .................. 25 21,997
5.75% , 02/10/63 .................. 38 36,161
1,260,870
Total Long-Term Investments — 95 .9%
(Cost: $ 43,173,082 ) ............................... 41,486,606
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 10.0%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.50%
(g)
.................. 3,003,180 $ 3,004,681
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.33% ................... 1,337,911 1,337,911
Total Short-Term Securities — 10 .0%
(Cost: $ 4,341,654 ) ............................... 4,342,592
Total Investments — 105 .9%
(Cost: $ 47,514,736 ) ............................... 45,829,198
Liabilities in Excess of Other Assets — (5.9) % ............. (2,542,311)
Net Assets — 100.0% ...............................
$ 43,286,887
(a)
All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease
(step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
February 28, 2025
iShares
®
BBB Rated Corporate Bond ETF
Schedule of Investments
17
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliated Issuer
Value at
02/29/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/25
Shares
Held at
02/28/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 2,751,987 $ 252,695
(a)
$ — $ (169) $ 168 $ 3,004,681 3,003,180 $ 5,408
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 630,000 707,911
(a)
— — — 1,337,911 1,337,911 33,613 —
$ (169) $ 168 $ 4,342,592 $ 39,021 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 41,486,606 $ — $ 41,486,606
Short-Term Securities
Money Market Funds ...................................... 4,342,592 — — 4,342,592
$ 4,342,592 $ 41,486,606 $ — $ 45,829,198

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
February 28, 2025
iShares
®
ESG Advanced Investment Grade Corporate Bond ETF
18
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Air Freight & Logistics — 0.6%
FedEx Corp.
2.40% , 05/15/31 .................. USD 11 $ 9,524
4.55% , 04/01/46 .................. 37 31,270
United Parcel Service, Inc.
6.20% , 01/15/38 .................. 15 16,406
3.75% , 11/15/47 .................. 15 11,716
5.50% , 05/22/54 .................. 7 6,993
75,909
Automobile Components — 0.1%
Aptiv Swiss Holdings Ltd.
3.25% , 03/01/32
(a)
................. 10 8,830
4.15% , 05/01/52 .................. 10 7,393
16,223
Automobiles — 0.6%
General Motors Co.
5.60% , 10/15/32
(a)
................. 15 15,117
5.15% , 04/01/38 .................. 25 23,252
6.25% , 10/02/43
(a)
................. 10 9,938
5.20% , 04/01/45 .................. 10 8,718
Honda Motor Co. Ltd., 2.97%, 03/10/32 .... 15 13,267
70,292
Banks — 21.9%
Banco Santander SA
5.59% , 08/08/28 .................. 25 25,692
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.45%), 5.54% ,
03/14/30
(b)
.................... 25 25,495
6.35% , 03/14/34 .................. 25 25,915
Bank of America Corp.
(b)
(1-day SOFR + 1.63%), 5.20% , 04/25/29 . 25 25,334
(3-mo. CME Term SOFR + 1.47%), 3.97% ,
02/07/30 ..................... 10 9,703
(3-mo. CME Term SOFR + 1.45%), 2.88% ,
10/22/30 ..................... 50 45,937
(1-day SOFR + 2.15%), 2.59% , 04/29/31 . 25 22,409
(1-day SOFR + 1.32%), 2.69% , 04/22/32 . 25 21,966
(1-day SOFR + 1.22%), 2.30% , 07/21/32 . 60 51,158
(1-day SOFR + 1.33%), 2.97% , 02/04/33 . 20 17,553
(1-day SOFR + 2.16%), 5.02% , 07/22/33 . 5 4,989
(1-day SOFR + 1.84%), 5.87% , 09/15/34
(a)
15 15,692
(1-day SOFR + 1.65%), 5.47% , 01/23/35 . 15 15,255
(1-day SOFR + 1.31%), 5.51% , 01/24/36 . 25 25,541
(3-mo. CME Term SOFR + 1.58%), 4.08% ,
04/23/40 ..................... 45 39,333
(1-day SOFR + 1.93%), 2.68% , 06/19/41 . 10 7,182
(1-day SOFR + 1.58%), 3.31% , 04/22/42 . 15 11,547
(3-mo. CME Term SOFR + 3.41%), 4.08% ,
03/20/51 ..................... 20 16,100
(1-day SOFR + 1.88%), 2.83% , 10/24/51 . 10 6,373
(1-day SOFR + 1.56%), 2.97% , 07/21/52 . 52 34,091
Bank of Montreal
5.72% , 09/25/28 .................. 10 10,342
5.51% , 06/04/31 .................. 10 10,331
Bank of Nova Scotia (The), 2.45%, 02/02/32 . 25 21,444
Barclays plc
(1-day SOFR + 1.74%), 5.69% , 03/12/30
(b)
25 25,605
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.00%), 5.75% ,
08/09/33
(b)
.................... 25 25,571
(1-day SOFR + 2.98%), 6.22% , 05/09/34
(b)
20 21,006
(1-day SOFR + 2.62%), 6.69% , 09/13/34
(b)
15 16,269
(1-day SOFR + 1.91%), 5.34% , 09/10/35
(b)
20 19,687
Security
Par (000)
Par (000) Value
Banks (continued)
4.95% , 01/10/47 .................. USD 15 $ 13,734
Canadian Imperial Bank of Commerce
5.26% , 04/08/29 .................. 15 15,290
3.60% , 04/07/32 .................. 10 9,176
6.09% , 10/03/33 .................. 6 6,391
Citigroup, Inc.
4.13% , 07/25/28
(a)
................. 15 14,741
(3-mo. CME Term SOFR + 1.45%), 4.08% ,
04/23/29
(b)
.................... 10 9,813
(1-day SOFR + 1.36%), 5.17% , 02/13/30
(b)
20 20,217
(3-mo. CME Term SOFR + 1.60%), 3.98% ,
03/20/30
(b)
.................... 15 14,486
(1-day SOFR + 1.42%), 2.98% , 11/05/30
(b)
10 9,185
(1-day SOFR + 3.91%), 4.41% , 03/31/31
(b)
95 92,489
(1-day SOFR + 1.17%), 2.56% , 05/01/32
(b)
10 8,656
6.63% , 06/15/32 .................. 15 16,243
(1-day SOFR + 1.35%), 3.06% , 01/25/33
(b)
10 8,776
(1-day SOFR + 1.94%), 3.79% , 03/17/33
(b)
5 4,589
(1-day SOFR + 2.09%), 4.91% , 05/24/33
(b)
10 9,825
(1-day SOFR + 1.45%), 5.45% , 06/11/35
(a) (b)
15 15,200
(1-day SOFR + 1.38%), 2.90% , 11/03/42
(b)
15 10,762
4.75% , 05/18/46 .................. 55 48,276
4.65% , 07/23/48 .................. 25 21,924
Citizens Financial Group, Inc.
(1-day SOFR + 2.01%), 5.84% , 01/23/30
(b)
10 10,270
3.25% , 04/30/30 .................. 10 9,171
(1-day SOFR + 2.33%), 6.65% , 04/25/35
(b)
5 5,389
Cooperatieve Rabobank UA, 5.25%, 05/24/41 40 40,063
Fifth Third Bancorp
(1-day SOFR + 2.34%), 6.34% , 07/27/29
(b)
10 10,463
(SOFR Index + 2.13%), 4.77% , 07/28/30
(b)
10 9,954
8.25% , 03/01/38 .................. 6 7,355
HSBC Holdings plc
(1-day SOFR + 1.97%), 6.16% , 03/09/29
(b)
40 41,458
(1-day SOFR + 1.19%), 2.80% , 05/24/32
(b)
200 174,450
6.10% , 01/14/42
(a)
................. 15 16,203
Huntington Bancshares, Inc.
(1-day SOFR + 2.02%), 6.21% , 08/21/29
(b)
15 15,640
2.55% , 02/04/30 .................. 5 4,487
(SOFR Index + 1.87%), 5.71% , 02/02/35
(b)
7 7,125
ING Groep NV, (1-day SOFR + 2.09%), 6.11%,
09/11/34
(b)
..................... 20 21,059
JPMorgan Chase & Co.
(1-day SOFR + 1.45%), 5.30% , 07/24/29
(b)
33 33,611
(1-day SOFR + 1.75%), 4.57% , 06/14/30
(b)
10 9,913
(1-day SOFR + 1.13%), 5.00% , 07/22/30
(b)
15 15,124
(3-mo. CME Term SOFR + 1.51%), 2.74% ,
10/15/30
(b)
.................... 15 13,714
(1-day SOFR + 1.04%), 4.60% , 10/22/30
(b)
50 49,594
(3-mo. CME Term SOFR + 3.79%), 4.49% ,
03/24/31
(b)
.................... 15 14,804
(3-mo. CME Term SOFR + 1.25%), 2.58% ,
04/22/32
(b)
.................... 70 61,428
(1-day SOFR + 2.08%), 4.91% , 07/25/33
(b)
15 14,911
(1-day SOFR + 1.85%), 5.35% , 06/01/34
(b)
15 15,273
(1-day SOFR + 1.49%), 5.77% , 04/22/35
(b)
15 15,659
(1-day SOFR + 1.46%), 5.29% , 07/22/35
(b)
20 20,161
6.40% , 05/15/38 .................. 95 105,764
5.40% , 01/06/42 .................. 15 15,156
(3-mo. CME Term SOFR + 1.72%), 4.03% ,
07/24/48
(b)
.................... 15 12,264
(1-day SOFR + 1.58%), 3.33% , 04/22/52
(b)
10 7,055
KeyCorp
2.55% , 10/01/29
(a)
................. 45 40,623
(SOFR Index + 2.06%), 4.79% , 06/01/33
(b)
10 9,630

Schedule of Investments
(continued)
February 28, 2025
iShares
®
ESG Advanced Investment Grade Corporate Bond ETF
Schedule of Investments
19
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Lloyds Banking Group plc, (1-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
1.75%), 5.68%, 01/05/35
(b)
........... USD 40 $ 40,733
M&T Bank Corp.
(b)
(1-day SOFR + 1.85%), 5.05% , 01/27/34 . 6 5,865
(1-day SOFR + 1.61%), 5.39% , 01/16/36 . 20 19,852
Mitsubishi UFJ Financial Group, Inc., 2.05%,
07/17/30 ...................... 200 173,875
NatWest Group plc
(b)
4.89% , 05/18/29 .................. 50 50,015
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.50%), 5.78% ,
03/01/35 ..................... 10 10,295
PNC Financial Services Group, Inc. (The)
3.45% , 04/23/29 .................. 30 28,692
(1-day SOFR + 1.84%), 5.58% , 06/12/29
(b)
15 15,397
2.55% , 01/22/30
(a)
................. 50 45,228
(SOFR Index + 2.14%), 6.04% , 10/28/33
(b)
16 16,869
(1-day SOFR + 2.28%), 6.88% , 10/20/34
(b)
20 22,217
(1-day SOFR + 1.90%), 5.68% , 01/22/35
(b)
5 5,149
(1-day SOFR + 1.60%), 5.40% , 07/23/35
(b)
8 8,089
Royal Bank of Canada
5.20% , 08/01/28 .................. 10 10,202
(SOFR Index + 1.08%), 4.65% , 10/18/30
(b)
30 29,823
2.30% , 11/03/31 .................. 10 8,595
5.00% , 02/01/33 .................. 10 10,016
5.15% , 02/01/34 .................. 10 10,111
Santander Holdings USA, Inc., (1-day SOFR +
2.36%), 6.50%, 03/09/29
(b)
........... 20 20,782
Sumitomo Mitsui Financial Group, Inc.
3.94% , 07/19/28 .................. 40 39,210
3.04% , 07/16/29 .................. 35 32,652
2.14% , 09/23/30 .................. 50 43,282
5.56% , 07/09/34 .................. 10 10,312
Toronto-Dominion Bank (The)
2.00% , 09/10/31
(a)
................. 15 12,795
4.46% , 06/08/32 .................. 35 33,859
Truist Financial Corp.
(b)
(1-day SOFR + 1.62%), 5.44% , 01/24/30 . 15 15,273
(1-day SOFR + 1.85%), 5.12% , 01/26/34
(a)
25 24,745
(1-day SOFR + 2.36%), 5.87% , 06/08/34 . 10 10,381
(1-day SOFR + 1.92%), 5.71% , 01/24/35 . 10 10,280
US Bancorp
(1-day SOFR + 2.02%), 5.78% , 06/12/29
(b)
25 25,792
1.38% , 07/22/30 .................. 65 54,744
(1-day SOFR + 1.60%), 4.84% , 02/01/34
(b)
10 9,744
(1-day SOFR + 2.26%), 5.84% , 06/12/34
(b)
10 10,386
(1-day SOFR + 1.86%), 5.68% , 01/23/35
(b)
10 10,272
Westpac Banking Corp.
5.54% , 11/17/28 .................. 15 15,588
2.15% , 06/03/31 .................. 15 13,048
6.82% , 11/17/33 .................. 5 5,499
2.96% , 11/16/40 .................. 10 7,406
3.13% , 11/18/41 .................. 5 3,695
2,695,832
Beverages — 0.1%
Keurig Dr Pepper, Inc., 3.80%, 05/01/50 .... 20 15,158
Biotechnology — 4.8%
AbbVie, Inc.
4.80% , 03/15/29 .................. 25 25,256
3.20% , 11/21/29 .................. 30 28,203
5.05% , 03/15/34 .................. 20 20,207
4.50% , 05/14/35 .................. 15 14,429
4.05% , 11/21/39 .................. 70 61,936
Security
Par (000)
Par (000) Value
Biotechnology (continued)
4.70% , 05/14/45 .................. USD 25 $ 22,959
4.25% , 11/21/49 .................. 55 46,452
5.50% , 03/15/64 .................. 8 8,007
Amgen, Inc.
1.65% , 08/15/28 .................. 50 45,494
5.25% , 03/02/30 .................. 27 27,563
2.00% , 01/15/32 .................. 10 8,341
5.25% , 03/02/33 .................. 27 27,406
5.60% , 03/02/43 .................. 28 28,160
4.40% , 05/01/45 .................. 15 12,891
4.66% , 06/15/51 .................. 75 65,141
4.40% , 02/22/62 .................. 10 8,061
5.75% , 03/02/63 .................. 12 11,931
Biogen, Inc.
2.25% , 05/01/30 .................. 20 17,628
3.15% , 05/01/50 .................. 10 6,457
Gilead Sciences, Inc.
1.65% , 10/01/30 .................. 25 21,280
4.00% , 09/01/36 .................. 20 18,145
4.75% , 03/01/46 .................. 35 31,976
5.50% , 11/15/54 .................. 25 25,140
Regeneron Pharmaceuticals, Inc., 1.75%,
09/15/30 ...................... 15 12,764
595,827
Broadline Retail — 0.1%
eBay, Inc.
2.70% , 03/11/30 .................. 10 9,078
3.65% , 05/10/51 .................. 10 7,326
16,404
Building Products — 0.3%
Carrier Global Corp.
2.72% , 02/15/30 .................. 15 13,624
3.38% , 04/05/40 .................. 10 7,987
3.58% , 04/05/50 .................. 14 10,336
Owens Corning, 5.70%, 06/15/34 ........ 5 5,176
37,123
Capital Markets — 7.7%
Ameriprise Financial, Inc., 5.15%, 05/15/33 .. 5 5,047
Bank of New York Mellon Corp. (The), 3.30%,
08/23/29 ...................... 15 14,158
Charles Schwab Corp. (The)
2.30% , 05/13/31 .................. 20 17,382
2.90% , 03/03/32 .................. 10 8,805
CME Group, Inc.
2.65% , 03/15/32 .................. 5 4,396
5.30% , 09/15/43 .................. 5 5,098
Deutsche Bank AG
5.41% , 05/10/29 .................. 15 15,361
(1-day SOFR + 2.05%), 5.40% , 09/11/35
(b)
10 9,775
Goldman Sachs Group, Inc. (The)
(1-day SOFR + 1.21%), 5.05% , 07/23/30
(b)
40 40,245
(1-day SOFR + 1.28%), 2.62% , 04/22/32
(b)
75 65,389
(1-day SOFR + 1.25%), 2.38% , 07/21/32
(b)
20 17,113
(1-day SOFR + 1.41%), 3.10% , 02/24/33
(b)
15 13,231
(1-day SOFR + 1.95%), 6.56% , 10/24/34
(b)
15 16,420
(1-day SOFR + 1.55%), 5.85% , 04/25/35
(b)
15 15,584
(1-day SOFR + 1.55%), 5.33% , 07/23/35
(b)
15 15,012
(1-day SOFR + 1.42%), 5.02% , 10/23/35
(b)
25 24,436
6.75% , 10/01/37 .................. 65 71,206
(1-day SOFR + 1.63%), 3.44% , 02/24/43
(b)
25 19,291
5.15% , 05/22/45 .................. 45 42,179
Intercontinental Exchange, Inc.
1.85% , 09/15/32 .................. 10 8,103

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2025
iShares
®
ESG Advanced Investment Grade Corporate Bond ETF
20
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
4.25% , 09/21/48 .................. USD 10 $ 8,486
4.95% , 06/15/52 .................. 15 13,860
3.00% , 09/15/60 .................. 30 18,379
Morgan Stanley
(3-mo. CME Term SOFR + 1.89%), 4.43% ,
01/23/30
(b)
.................... 25 24,641
(1-day SOFR + 1.10%), 4.65% , 10/18/30
(b)
15 14,848
(1-day SOFR + 1.14%), 2.70% , 01/22/31
(b)
50 45,206
(1-day SOFR + 1.18%), 2.24% , 07/21/32
(b)
60 50,997
(1-day SOFR + 1.29%), 2.94% , 01/21/33
(b)
30 26,314
(1-day SOFR + 1.87%), 5.25% , 04/21/34
(b)
10 10,049
(1-day SOFR + 2.05%), 6.63% , 11/01/34
(b)
20 21,916
(1-day SOFR + 1.58%), 5.83% , 04/19/35
(b)
15 15,618
(1-day SOFR + 1.42%), 5.59% , 01/18/36
(b)
25 25,664
(1-day SOFR + 1.49%), 3.22% , 04/22/42
(b)
15 11,434
4.30% , 01/27/45 .................. 60 51,476
(1-day SOFR + 4.84%), 5.60% , 03/24/51
(b)
30 30,118
Nasdaq, Inc., 5.55%, 02/15/34 .......... 30 31,101
Nomura Holdings, Inc.
6.07% , 07/12/28 .................. 50 51,869
5.78% , 07/03/34 .................. 10 10,331
Northern Trust Corp., 6.13%, 11/02/32 ..... 10 10,774
Raymond James Financial, Inc., 3.75%,
04/01/51 ...................... 10 7,389
S&P Global, Inc.
2.90% , 03/01/32 .................. 10 8,879
3.70% , 03/01/52 .................. 5 3,842
State Street Corp., 2.20%, 03/03/31 ...... 5 4,342
UBS AG, 5.65%, 09/11/28 ............ 25 25,838
951,602
Chemicals — 0.8%
Air Products & Chemicals, Inc.
2.05% , 05/15/30 .................. 10 8,832
4.85% , 02/08/34 .................. 7 6,974
2.70% , 05/15/40 .................. 10 7,371
CF Industries, Inc., 5.15%, 03/15/34 ...... 15 14,700
DuPont de Nemours, Inc.
4.73% , 11/15/28 .................. 15 15,092
5.32% , 11/15/38 .................. 18 18,845
International Flavors & Fragrances, Inc., 5.00%,
09/26/48 ...................... 5 4,351
Nutrien Ltd., 5.00%, 04/01/49 .......... 10 9,086
Sherwin-Williams Co. (The), 4.50%, 06/01/47 . 10 8,680
93,931
Commercial Services & Supplies — 0.6%
Republic Services, Inc., 3.95%, 05/15/28 ... 20 19,683
Waste Connections, Inc.
4.20% , 01/15/33 .................. 12 11,401
2.95% , 01/15/52 .................. 5 3,223
Waste Management, Inc.
1.50% , 03/15/31 .................. 20 16,742
4.88% , 02/15/34
(a)
................. 8 7,993
5.35% , 10/15/54
(a)
................. 15 14,791
73,833
Communications Equipment — 0.7%
Cisco Systems, Inc.
5.05% , 02/26/34 .................. 15 15,227
5.90% , 02/15/39 .................. 25 26,990
5.30% , 02/26/54 .................. 15 14,891
5.35% , 02/26/64 .................. 5 4,910
Motorola Solutions, Inc.
4.60% , 05/23/29 .................. 15 14,901
Security
Par (000)
Par (000) Value
Communications Equipment (continued)
2.30% , 11/15/30 .................. USD 10 $ 8,726
85,645
Construction Materials — 0.3%
Martin Marietta Materials, Inc.
2.40% , 07/15/31 .................. 5 4,346
3.20% , 07/15/51 .................. 5 3,333
Vulcan Materials Co., 5.35%, 12/01/34 ..... 25 25,355
33,034
Consumer Finance — 3.0%
AerCap Ireland Capital DAC, 3.00%, 10/29/28 150 140,763
Ally Financial, Inc., 8.00%, 11/01/31 ...... 15 16,936
American Express Co.
4.05% , 05/03/29 .................. 25 24,641
4.05% , 12/03/42 .................. 10 8,606
American Honda Finance Corp., 4.90%,
01/10/34
(a)
..................... 5 4,924
Discover Financial Services, 6.70%, 11/29/32 . 5 5,412
General Motors Financial Co., Inc.
2.40% , 04/10/28 .................. 15 13,912
5.80% , 01/07/29 .................. 10 10,240
4.90% , 10/06/29 .................. 60 59,207
2.70% , 06/10/31 .................. 25 21,441
3.10% , 01/12/32 .................. 15 12,952
6.10% , 01/07/34 .................. 15 15,305
John Deere Capital Corp.
4.90% , 03/07/31 .................. 10 10,157
Series I , 5.15% , 09/08/33 ............ 10 10,231
5.10% , 04/11/34 .................. 10 10,140
364,867
Consumer Staples Distribution & Retail — 0.6%
Dollar General Corp., 3.50%, 04/03/30
(a)
.... 15 13,976
Dollar Tree, Inc., 4.20%, 05/15/28 ........ 20 19,666
Sysco Corp., 6.60%, 04/01/50 .......... 10 11,124
Target Corp.
2.35% , 02/15/30 .................. 10 9,040
4.00% , 07/01/42 .................. 10 8,618
2.95% , 01/15/52
(a)
................. 5 3,282
4.80% , 01/15/53
(a)
................. 10 9,188
74,894
Containers & Packaging — 0.0%
Berry Global, Inc., 5.65%, 01/15/34 ....... 5 5,143
Diversified REITs — 0.5%
Equinix Europe 2 Financing Corp. LLC, 5.50%,
06/15/34 ...................... 10 10,238
Simon Property Group LP, 2.65%, 07/15/30 .. 50 45,343
55,581
Diversified Telecommunication Services — 5.4%
AT&T, Inc.
2.55% , 12/01/33 .................. 110 90,456
4.50% , 05/15/35 .................. 15 14,190
3.50% , 06/01/41 .................. 50 39,235
3.65% , 06/01/51 .................. 85 61,462
3.55% , 09/15/55 .................. 80 55,281
3.65% , 09/15/59 .................. 15 10,285
Bell Telephone Co. of Canada or Bell Canada,
4.46%, 04/01/48
(a)
................ 15 12,452
British Telecommunications plc, 9.63%,
12/15/30
(c)
..................... 15 18,404
Deutsche Telekom International Finance BV,
8.75%, 06/15/30
(c)
................ 15 17,564
Orange SA, 5.50%, 02/06/44 ........... 20 19,999
Telefonica Emisiones SA, 7.05%, 06/20/36 .. 40 44,709

Schedule of Investments
(continued)
February 28, 2025
iShares
®
ESG Advanced Investment Grade Corporate Bond ETF
Schedule of Investments
21
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
TELUS Corp., 4.60%, 11/16/48 ......... USD 7 $ 5,897
Verizon Communications, Inc.
4.33% , 09/21/28 .................. 40 39,699
3.88% , 02/08/29 .................. 20 19,500
3.15% , 03/22/30
(a)
................. 20 18,584
2.55% , 03/21/31 .................. 30 26,378
4.50% , 08/10/33 .................. 10 9,636
4.40% , 11/01/34 .................. 10 9,496
3.40% , 03/22/41 .................. 125 97,788
4.86% , 08/21/46 .................. 5 4,591
2.99% , 10/30/56 .................. 85 52,345
667,951
Electric Utilities — 0.1%
Commonwealth Edison Co., 4.00%, 03/01/48 . 10 7,964
Oncor Electric Delivery Co. LLC
4.95% , 09/15/52 .................. 5 4,530
5.55% , 06/15/54 .................. 5 4,934
17,428
Electrical Equipment — 0.3%
Eaton Corp.
4.15% , 03/15/33 .................. 15 14,352
4.15% , 11/02/42 .................. 10 8,677
Regal Rexnord Corp.
6.30% , 02/15/30 .................. 5 5,195
6.40% , 04/15/33 .................. 10 10,388
38,612
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp., 2.20%, 09/15/31 ........ 10 8,566
CDW LLC, 3.57%, 12/01/31 ........... 11 9,969
Corning, Inc., 4.38%, 11/15/57
(a)
......... 15 12,117
30,652
Entertainment — 1.5%
Walt Disney Co. (The)
3.80% , 03/22/30 .................. 15 14,494
2.65% , 01/13/31 .................. 50 44,941
3.60% , 01/13/51 .................. 65 48,799
Warnermedia Holdings, Inc.
4.28% , 03/15/32 .................. 35 31,397
5.05% , 03/15/42 .................. 10 8,263
5.14% , 03/15/52 .................. 45 34,498
5.39% , 03/15/62 .................. 10 7,678
190,070
Financial Services — 1.9%
Apollo Global Management, Inc., 5.80%,
05/21/54 ...................... 5 5,036
Equitable Holdings, Inc., 5.00%, 04/20/48 ... 7 6,463
Fidelity National Information Services, Inc.,
5.10%, 07/15/32 ................. 10 10,053
Fiserv, Inc.
5.63% , 08/21/33 .................. 12 12,402
4.40% , 07/01/49 .................. 20 16,675
Global Payments, Inc.
3.20% , 08/15/29 .................. 15 13,977
5.95% , 08/15/52
(a)
................. 10 9,944
HA Sustainable Infrastructure Capital, Inc.,
6.38%, 07/01/34
(d)
................ 10 10,018
Mastercard, Inc.
3.35% , 03/26/30 .................. 40 37,900
4.55% , 01/15/35 .................. 25 24,373
3.85% , 03/26/50 .................. 10 7,977
PayPal Holdings, Inc.
2.30% , 06/01/30 .................. 20 17,810
Security
Par (000)
Par (000) Value
Financial Services (continued)
4.40% , 06/01/32 .................. USD 15 $ 14,630
5.05% , 06/01/52 .................. 5 4,673
Visa, Inc.
2.05% , 04/15/30 .................. 15 13,357
1.10% , 02/15/31 .................. 10 8,295
4.30% , 12/14/45 .................. 25 22,026
2.00% , 08/15/50 .................. 5 2,761
238,370
Food Products — 1.0%
Conagra Brands, Inc., 5.30%, 11/01/38 ..... 15 14,428
General Mills, Inc., 4.95%, 03/29/33
(a)
..... 10 9,932
Hormel Foods Corp., 1.80%, 06/11/30 ..... 25 21,712
J M Smucker Co. (The), 6.50%, 11/15/53
(a)
.. 6 6,588
Kraft Heinz Foods Co., 4.38%, 06/01/46 .... 60 50,158
Tyson Foods, Inc., 5.10%, 09/28/48 ....... 20 18,270
121,088
Ground Transportation — 0.1%
Uber Technologies, Inc.
4.80% , 09/15/34 .................. 8 7,819
5.35% , 09/15/54 .................. 8 7,604
15,423
Health Care Equipment & Supplies — 1.8%
Becton Dickinson & Co.
2.82% , 05/20/30 .................. 30 27,280
4.67% , 06/06/47 .................. 10 8,830
DH Europe Finance II SARL, 2.60%, 11/15/29 80 73,356
GE HealthCare Technologies, Inc., 4.80%,
08/14/29 ...................... 40 40,022
Solventum Corp.
5.40% , 03/01/29 .................. 10 10,209
5.60% , 03/23/34 .................. 10 10,231
5.90% , 04/30/54 .................. 7 7,078
Stryker Corp., 5.20%, 02/10/35 ......... 40 40,598
217,604
Health Care Providers & Services — 7.9%
Centene Corp., 4.63%, 12/15/29 ......... 95 91,258
Cigna Group (The)
4.90% , 12/15/48 .................. 60 52,931
5.60% , 02/15/54 .................. 10 9,653
CVS Health Corp.
4.30% , 03/25/28 .................. 30 29,511
3.75% , 04/01/30 .................. 25 23,549
1.88% , 02/28/31 .................. 15 12,505
2.13% , 09/15/31 .................. 20 16,625
5.25% , 02/21/33 .................. 10 9,916
5.70% , 06/01/34
(a)
................. 7 7,134
4.78% , 03/25/38 .................. 25 22,667
5.13% , 07/20/45 .................. 15 13,247
5.05% , 03/25/48 .................. 65 56,378
5.88% , 06/01/53 .................. 15 14,397
6.00% , 06/01/63 .................. 5 4,782
Elevance Health, Inc.
2.55% , 03/15/31 .................. 10 8,809
4.75% , 02/15/33 .................. 10 9,796
4.65% , 01/15/43 .................. 20 17,772
3.70% , 09/15/49 .................. 10 7,318
3.60% , 03/15/51 .................. 25 17,865
5.65% , 06/15/54 .................. 6 5,868
5.85% , 11/01/64 .................. 15 14,840
HCA, Inc.
5.63% , 09/01/28 .................. 10 10,219
5.88% , 02/01/29 .................. 10 10,296
4.13% , 06/15/29 .................. 10 9,696

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2025
iShares
®
ESG Advanced Investment Grade Corporate Bond ETF
22
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
3.50% , 09/01/30 .................. USD 10 $ 9,276
2.38% , 07/15/31 .................. 15 12,771
3.63% , 03/15/32 .................. 10 9,041
5.50% , 06/01/33 .................. 20 20,178
5.60% , 04/01/34 .................. 10 10,088
5.45% , 09/15/34 .................. 15 14,930
5.75% , 03/01/35
(b)
................. 25 25,422
5.50% , 06/15/47 .................. 10 9,351
5.25% , 06/15/49 .................. 10 8,924
3.50% , 07/15/51 .................. 45 30,205
Humana, Inc.
2.15% , 02/03/32 .................. 15 12,292
5.88% , 03/01/33 .................. 5 5,127
5.95% , 03/15/34 .................. 5 5,146
5.50% , 03/15/53 .................. 5 4,582
5.75% , 04/15/54 .................. 5 4,738
Laboratory Corp. of America Holdings, 4.70%,
02/01/45 ...................... 5 4,433
Quest Diagnostics, Inc., 5.00%, 12/15/34 ... 5 4,949
UnitedHealth Group, Inc.
4.25% , 01/15/29 .................. 20 19,768
4.00% , 05/15/29 .................. 20 19,558
4.20% , 05/15/32 .................. 51 48,867
5.35% , 02/15/33 .................. 15 15,308
5.15% , 07/15/34 .................. 20 20,123
6.88% , 02/15/38 .................. 10 11,541
3.05% , 05/15/41 .................. 15 11,128
5.50% , 07/15/44 .................. 15 14,918
4.75% , 07/15/45 .................. 15 13,564
4.20% , 01/15/47 .................. 5 4,157
4.75% , 05/15/52 .................. 92 80,527
6.05% , 02/15/63 .................. 15 15,599
5.20% , 04/15/63 .................. 15 13,734
5.75% , 07/15/64 .................. 15 14,906
972,183
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.
2.00% , 05/18/32 .................. 20 16,357
3.55% , 03/15/52 .................. 10 7,027
Welltower OP LLC, 2.80%, 06/01/31 ...... 15 13,340
36,724
Health Care Technology — 0.1%
IQVIA, Inc., 6.25%, 02/01/29 ........... 10 10,448
Hotels, Restaurants & Leisure — 1.2%
Booking Holdings, Inc., 4.63%, 04/13/30
(a)
... 10 10,013
Marriott International, Inc.
Series GG , 3.50% , 10/15/32 .......... 20 17,942
5.35% , 03/15/35 .................. 5 5,005
McDonald's Corp.
2.13% , 03/01/30 .................. 25 22,260
4.60% , 09/09/32
(a)
................. 15 14,848
4.88% , 12/09/45 .................. 15 13,873
3.63% , 09/01/49 .................. 15 11,143
5.45% , 08/14/53 .................. 5 4,919
Starbucks Corp.
3.55% , 08/15/29 .................. 42 40,338
3.50% , 11/15/50 .................. 15 10,694
151,035
Industrial Conglomerates — 0.2%
3M Co.
2.38% , 08/26/29
(a)
................. 15 13,674
Security
Par (000)
Par (000) Value
Industrial Conglomerates (continued)
3.25% , 08/26/49 .................. USD 10 $ 6,993
20,667
Industrial REITs — 0.2%
Prologis LP
4.75% , 06/15/33 .................. 20 19,723
5.25% , 06/15/53 .................. 5 4,836
5.25% , 03/15/54 .................. 5 4,842
29,401
Insurance — 1.9%
American International Group, Inc., 4.38%,
06/30/50
(a)
..................... 15 12,737
Aon Corp., 5.35%, 02/28/33 ........... 10 10,173
Aon North America, Inc.
5.45% , 03/01/34
(a)
................. 10 10,225
5.75% , 03/01/54 .................. 15 15,121
Arthur J Gallagher & Co.
5.15% , 02/15/35 .................. 15 14,966
3.50% , 05/20/51 .................. 5 3,546
Chubb INA Holdings LLC
4.35% , 11/03/45 .................. 10 8,736
3.05% , 12/15/61 .................. 5 3,121
Everest Reinsurance Holdings, Inc., 3.13%,
10/15/52 ...................... 11 6,952
Fairfax Financial Holdings Ltd., 6.35%, 03/22/54 6 6,249
Hartford Insurance Group, Inc. (The), 3.60%,
08/19/49 ...................... 10 7,519
Marsh & McLennan Cos., Inc.
4.90% , 03/15/49 .................. 10 9,196
5.70% , 09/15/53 .................. 5 5,143
5.40% , 03/15/55 .................. 10 9,775
MetLife, Inc.
4.55% , 03/23/30
(a)
................. 15 14,969
5.70% , 06/15/35 .................. 15 15,784
4.05% , 03/01/45 .................. 27 22,433
5.00% , 07/15/52 .................. 10 9,265
Progressive Corp. (The), 4.13%, 04/15/47 ... 10 8,338
Prudential Financial, Inc., 4.35%, 02/25/50 .. 25 21,027
Travelers Cos., Inc. (The), 3.05%, 06/08/51 .. 15 10,043
Willis North America, Inc., 5.90%, 03/05/54 .. 5 5,037
230,355
Interactive Media & Services — 0.2%
Alphabet, Inc.
1.10% , 08/15/30 .................. 15 12,682
2.05% , 08/15/50 .................. 10 5,732
18,414
IT Services — 0.8%
Accenture Capital, Inc., 4.50%, 10/04/34 .... 15 14,542
International Business Machines Corp., 4.15%,
05/15/39 ...................... 100 88,200
102,742
Leisure Products — 0.1%
Hasbro, Inc., 3.90%, 11/19/29 .......... 10 9,540
Machinery — 0.9%
Cummins, Inc., 5.45%, 02/20/54 ......... 5 4,993
Deere & Co., 3.90%, 06/09/42 .......... 15 12,863
Illinois Tool Works, Inc., 3.90%, 09/01/42 ... 10 8,477
Ingersoll Rand, Inc., 5.70%, 08/14/33 ...... 7 7,263
Otis Worldwide Corp.
2.57% , 02/15/30 .................. 22 19,884
3.11% , 02/15/40 .................. 5 3,868
Parker-Hannifin Corp., 3.25%, 06/14/29 .... 40 37,947

Schedule of Investments
(continued)
February 28, 2025
iShares
®
ESG Advanced Investment Grade Corporate Bond ETF
Schedule of Investments
23
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery (continued)
Stanley Black & Decker, Inc., 2.30%, 03/15/30
(a)
USD 22 $ 19,421
114,716
Media — 5.8%
Charter Communications Operating LLC
4.20% , 03/15/28 .................. 13 12,703
5.05% , 03/30/29 .................. 13 12,903
2.30% , 02/01/32 .................. 10 8,085
4.40% , 04/01/33 .................. 6 5,461
6.65% , 02/01/34 .................. 5 5,206
6.55% , 06/01/34 .................. 10 10,367
6.38% , 10/23/35 .................. 15 15,265
3.50% , 03/01/42 .................. 15 10,479
6.48% , 10/23/45 .................. 43 41,585
4.80% , 03/01/50 .................. 51 39,245
3.85% , 04/01/61 .................. 33 20,432
Comcast Corp.
4.15% , 10/15/28 .................. 155 152,994
4.55% , 01/15/29 .................. 15 15,017
4.25% , 01/15/33 .................. 15 14,250
7.05% , 03/15/33 .................. 35 39,573
5.30% , 06/01/34 .................. 15 15,238
3.75% , 04/01/40 .................. 15 12,411
5.35% , 05/15/53 .................. 26 24,590
5.65% , 06/01/54 .................. 10 9,870
2.94% , 11/01/56 .................. 15 8,967
2.99% , 11/01/63 .................. 115 66,397
Discovery Communications LLC, 3.95%,
03/20/28 ...................... 55 52,970
Fox Corp.
4.71% , 01/25/29 .................. 15 14,966
5.48% , 01/25/39 .................. 10 9,723
5.58% , 01/25/49 .................. 10 9,486
Paramount Global
4.95% , 01/15/31 .................. 15 14,473
4.38% , 03/15/43 .................. 30 22,800
Time Warner Cable Enterprises LLC, 8.38%,
07/15/33 ...................... 5 5,750
Time Warner Cable LLC
6.55% , 05/01/37 .................. 17 16,931
5.50% , 09/01/41 .................. 27 23,811
711,948
Metals & Mining — 0.2%
Newmont Corp.
2.25% , 10/01/30 .................. 10 8,807
5.35% , 03/15/34
(a)
................. 5 5,096
6.25% , 10/01/39 .................. 10 10,806
24,709
Office REITs — 0.2%
Boston Properties LP, 2.45%, 10/01/33 ..... 30 23,642
Personal Care Products — 0.1%
Kenvue, Inc.
5.05% , 03/22/53 .................. 10 9,533
5.20% , 03/22/63 .................. 5 4,777
14,310
Pharmaceuticals — 6.8%
Bristol-Myers Squibb Co.
3.40% , 07/26/29 .................. 26 24,856
1.45% , 11/13/30
(a)
................. 25 21,142
2.95% , 03/15/32 .................. 25 22,264
5.20% , 02/22/34 .................. 20 20,359
4.13% , 06/15/39 .................. 20 17,795
2.35% , 11/13/40 .................. 10 6,916
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
4.25% , 10/26/49 .................. USD 50 $ 41,548
5.55% , 02/22/54 .................. 5 4,998
6.40% , 11/15/63 .................. 10 11,038
5.65% , 02/22/64 .................. 10 9,978
Eli Lilly & Co.
4.70% , 02/27/33 .................. 10 10,009
4.70% , 02/09/34 .................. 15 14,897
4.60% , 08/14/34 .................. 50 49,199
2.25% , 05/15/50 .................. 15 8,763
5.00% , 02/09/54 .................. 15 14,292
4.95% , 02/27/63 .................. 10 9,292
5.10% , 02/09/64 .................. 5 4,734
5.20% , 08/14/64 .................. 5 4,811
GlaxoSmithKline Capital plc, 3.38%, 06/01/29 25 23,949
GlaxoSmithKline Capital, Inc., 3.88%, 05/15/28 10 9,865
Johnson & Johnson, 3.70%, 03/01/46 ..... 80 65,318
Merck & Co., Inc.
1.45% , 06/24/30 .................. 35 29,961
3.70% , 02/10/45 .................. 35 28,053
5.00% , 05/17/53 .................. 25 23,526
2.90% , 12/10/61 .................. 5 2,978
5.15% , 05/17/63 .................. 5 4,711
Novartis Capital Corp.
2.20% , 08/14/30 .................. 30 26,742
2.75% , 08/14/50
(a)
................. 25 16,401
Pfizer Investment Enterprises Pte. Ltd.
4.65% , 05/19/30 .................. 20 20,050
4.75% , 05/19/33 .................. 55 54,417
5.30% , 05/19/53 .................. 40 38,493
5.34% , 05/19/63 .................. 20 18,997
Pfizer, Inc.
3.45% , 03/15/29 .................. 15 14,476
7.20% , 03/15/39 .................. 35 41,896
4.13% , 12/15/46 .................. 10 8,354
2.70% , 05/28/50 .................. 30 18,948
Royalty Pharma plc, 3.30%, 09/02/40 ..... 15 11,322
Takeda Pharmaceutical Co. Ltd.
5.65% , 07/05/44 .................. 15 15,214
3.18% , 07/09/50 .................. 15 10,084
Viatris, Inc.
2.70% , 06/22/30 .................. 30 26,357
3.85% , 06/22/40 .................. 15 11,402
4.00% , 06/22/50 .................. 10 6,832
Zoetis, Inc., 5.60%, 11/16/32 ........... 15 15,727
840,964
Professional Services — 0.3%
Automatic Data Processing, Inc., 1.25%,
09/01/30 ...................... 15 12,681
Broadridge Financial Solutions, Inc., 2.90%,
12/01/29 ...................... 20 18,390
31,071
Real Estate Management & Development — 0.0%
CBRE Services, Inc., 5.95%, 08/15/34 ..... 5 5,235
Retail REITs — 0.1%
Brixmor Operating Partnership LP, 4.13%,
05/15/29 ...................... 10 9,709
Semiconductors & Semiconductor Equipment — 4.5%
Analog Devices, Inc., 2.95%, 10/01/51 ..... 5 3,310
Applied Materials, Inc., 4.35%, 04/01/47 .... 10 8,733
Broadcom, Inc.
5.05% , 07/12/29 .................. 15 15,192
2.45% , 02/15/31
(d)
................. 20 17,548
4.30% , 11/15/32 .................. 14 13,388

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2025
iShares
®
ESG Advanced Investment Grade Corporate Bond ETF
24
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
3.42% , 04/15/33
(d)
................. USD 10 $ 8,932
3.47% , 04/15/34
(d)
................. 15 13,254
4.80% , 10/15/34
(a)
................. 10 9,794
4.93% , 05/15/37
(d)
................. 70 67,906
3.50% , 02/15/41
(d)
................. 15 11,956
3.75% , 02/15/51
(d)
................. 5 3,801
Intel Corp.
1.60% , 08/12/28 .................. 90 80,948
5.13% , 02/10/30 .................. 25 25,158
4.15% , 08/05/32 .................. 10 9,329
4.60% , 03/25/40
(a)
................. 10 8,738
2.80% , 08/12/41 .................. 70 46,769
3.73% , 12/08/47 .................. 10 7,092
3.05% , 08/12/51 .................. 35 21,133
5.90% , 02/10/63 .................. 21 19,961
KLA Corp., 4.95%, 07/15/52 ........... 15 13,962
Lam Research Corp., 4.88%, 03/15/49 ..... 5 4,632
Marvell Technology, Inc., 2.95%, 04/15/31 ... 15 13,412
Micron Technology, Inc.
4.66% , 02/15/30 .................. 25 24,667
5.88% , 02/09/33 .................. 10 10,417
NVIDIA Corp., 3.50%, 04/01/40 ......... 20 16,942
NXP BV, 3.25%, 05/11/41 ............. 20 14,998
QUALCOMM, Inc.
1.65% , 05/20/32 .................. 10 8,101
4.80% , 05/20/45 .................. 10 9,228
4.50% , 05/20/52 .................. 10 8,598
6.00% , 05/20/53 .................. 10 10,628
Texas Instruments, Inc.
3.88% , 03/15/39 .................. 15 13,315
4.15% , 05/15/48 .................. 20 16,817
558,659
Software — 4.7%
Adobe, Inc., 2.30%, 02/01/30 ........... 10 9,049
Autodesk, Inc., 2.40%, 12/15/31 ......... 10 8,589
Intuit, Inc.
5.20% , 09/15/33 .................. 10 10,253
5.50% , 09/15/53 .................. 5 5,037
Microsoft Corp.
2.53% , 06/01/50 .................. 165 103,800
2.50% , 09/15/50 .................. 5 3,139
Oracle Corp.
4.20% , 09/27/29 .................. 50 49,090
2.95% , 04/01/30 .................. 20 18,325
2.88% , 03/25/31 .................. 25 22,361
6.25% , 11/09/32 .................. 15 16,055
4.70% , 09/27/34 .................. 50 48,050
3.85% , 07/15/36 .................. 15 13,064
3.80% , 11/15/37 .................. 15 12,767
3.60% , 04/01/40 .................. 38 30,317
4.00% , 07/15/46 .................. 120 94,424
3.60% , 04/01/50 .................. 45 31,994
3.95% , 03/25/51 .................. 40 30,034
3.85% , 04/01/60 .................. 15 10,462
Roper Technologies, Inc., 4.20%, 09/15/28 .. 10 9,874
Salesforce, Inc.
1.95% , 07/15/31
(a)
................. 15 12,876
2.90% , 07/15/51 .................. 20 13,086
VMware LLC, 4.70%, 05/15/30 .......... 20 19,820
Workday, Inc., 3.80%, 04/01/32 ......... 11 10,193
582,659
Specialized REITs — 0.7%
American Tower Corp.
2.10% , 06/15/30 .................. 10 8,711
Security
Par (000)
Par (000) Value
Specialized REITs (continued)
1.88% , 10/15/30 .................. USD 10 $ 8,520
5.55% , 07/15/33 .................. 10 10,256
3.10% , 06/15/50 .................. 15 9,893
Crown Castle, Inc.
2.10% , 04/01/31 .................. 15 12,687
5.80% , 03/01/34 .................. 10 10,356
2.90% , 04/01/41 .................. 20 14,417
Equinix, Inc., 2.50%, 05/15/31 .......... 10 8,710
Public Storage Operating Co., 5.35%, 08/01/53 5 4,886
88,436
Specialty Retail — 2.4%
AutoZone, Inc., 4.00%, 04/15/30 ......... 10 9,644
Home Depot, Inc. (The)
2.95% , 06/15/29 .................. 45 42,310
5.88% , 12/16/36 .................. 15 16,134
5.95% , 04/01/41 .................. 15 16,083
2.75% , 09/15/51 .................. 115 72,588
Lowe's Cos., Inc.
1.70% , 09/15/28 .................. 95 86,327
2.80% , 09/15/41 .................. 35 24,780
5.63% , 04/15/53 .................. 15 14,800
4.45% , 04/01/62
(a)
................. 20 15,922
298,588
Technology Hardware, Storage & Peripherals — 2.9%
Apple, Inc.
1.40% , 08/05/28 .................. 70 63,669
3.35% , 08/08/32 .................. 15 13,991
4.65% , 02/23/46 .................. 85 79,564
2.65% , 05/11/50 .................. 35 22,340
2.40% , 08/20/50 .................. 10 6,043
2.65% , 02/08/51 .................. 10 6,316
2.70% , 08/05/51 .................. 40 25,414
4.10% , 08/08/62 .................. 10 8,125
Dell International LLC
5.30% , 10/01/29 .................. 40 40,809
6.20% , 07/15/30 .................. 10 10,592
5.75% , 02/01/33 .................. 10 10,441
3.38% , 12/15/41 .................. 5 3,773
Hewlett Packard Enterprise Co.
4.85% , 10/15/31 .................. 10 9,956
5.00% , 10/15/34 .................. 10 9,844
6.20% , 10/15/35
(c)
................. 10 10,703
6.35% , 10/15/45
(c)
................. 5 5,281
5.60% , 10/15/54 .................. 8 7,759
HP, Inc.
2.65% , 06/17/31 .................. 10 8,713
5.50% , 01/15/33 .................. 10 10,201
6.00% , 09/15/41 .................. 5 5,132
358,666
Water Utilities — 0.1%
American Water Capital Corp., 3.75%, 09/01/47 10 7,700
Wireless Telecommunication Services — 0.6%
Rogers Communications, Inc.
3.80% , 03/15/32 .................. 10 9,112
5.00% , 03/15/44 .................. 8 7,204
4.35% , 05/01/49 .................. 20 15,873
4.55% , 03/15/52
(a)
................. 10 8,084
Vodafone Group plc
4.88% , 06/19/49 .................. 27 23,495
5.75% , 06/28/54 .................. 10 9,736

Schedule of Investments
(continued)
February 28, 2025
iShares
®
ESG Advanced Investment Grade Corporate Bond ETF
Schedule of Investments
25
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
5.88% , 06/28/64 .................. USD 5 $ 4,865
78,369
Total Long-Term Investments — 98 .3%
(Cost: $ 13,559,687 ) ............................... 12,129,386
Shares
Shares
Short-Term Securities
Money Market Funds — 4.3%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.50%
(g)
.................. 379,922 380,112
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.33% ................... 146,535 146,535
Total Short-Term Securities — 4 .3%
(Cost: $ 526,528 ) ................................. 526,647
Total Investments — 102 .6%
(Cost: $ 14,086,215 ) ............................... 12,656,033
Liabilities in Excess of Other Assets — (2.6) % ............. (320,069)
Net Assets — 100.0% ...............................
$ 12,335,964
(a)
All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
02/29/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/25
Shares
Held at
02/28/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 268,619 $ 111,406
(a)
$ — $ 108 $ (21) $ 380,112 379,922 $ 906
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 290,000 — (143,465)
(a)
— — 146,535 146,535 8,484 —
$ 108 $ (21) $ 526,647 $ 9,390 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2025
iShares
®
ESG Advanced Investment Grade Corporate Bond ETF
26
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 12,129,386 $ — $ 12,129,386
Short-Term Securities
Money Market Funds ...................................... 526,647 — — 526,647
$ 526,647 $ 12,129,386 $ — $ 12,656,033

Statements of Assets and Liabilities
February 28, 2025
27
Statements of Assets and Liabilities
See notes to financial statements.
iShares Agency
Bond ETF
iShares
BBB Rated
Corporate Bond
ETF
iShares ESG
Advanced
Investment
Grade
Corporate Bond
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................................... $ 689,492,008 $ 41,486,606 $ 12,129,386
Investments, at value — affiliated
(c)
............................................................ 29,903,858 4,342,592 526,647
Cash ............................................................................... 18,291 — —
Receivables: – – –
Investment s sold ...................................................................... 12,920,786 377,478 409,234
Securities lending income — affiliated ........................................................ 4,015 513 78
Dividends — affiliated ................................................................... 13,432 3,933 481
Interest — unaffiliated ................................................................... 6,903,313 529,630 149,581
Total a ssets ...........................................................................
739,255,703 46,740,752 13,215,407
LIABILITIES
Collateral on securities loaned ............................................................... 26,166,385 3,006,773 379,837
Payables: – – –
Investments purchased .................................................................. 12,535,519 442,169 497,927
Investment advisory fees ................................................................. 107,003 4,923 1,679
Total li abilities ..........................................................................
38,808,907 3,453,865 879,443
Commitments and contingent liabilities — — —
NET ASSETS ..........................................................................
$ 700,446,796 $ 43,286,887 $ 12,335,964
NET ASSETS CONSIST OF:
Paid-in capital .......................................................................... $ 732,441,856 $ 46,017,604 $ 15,158,203
Accumulated loss ....................................................................... (31,995,060) (2,730,717) (2,822,239)
NET ASSETS ..........................................................................
$ 700,446,796 $ 43,286,887 $ 12,335,964
NET ASSET VALUE
Shares outstanding ......................................................................
6,400,000 500,000 150,000
Net asset value .........................................................................
$ 109.44 $ 86.57 $ 82.24
Shares authorized .......................................................................
Unlimited Unlimited Unlimited
Par value .............................................................................
None None None
(a)
  Investments, at cost — unaffiliated ..................................................... $ 697,551,610 $ 43,173,082 $ 13,559,687
(b)
  Securities loaned, at value .......................................................... $ 25,479,633 $ 2,907,527 $ 366,613
(c)
  Investments, at cost — affiliated ....................................................... $ 29,903,858 $ 4,341,654 $ 526,528

Statements of Operations

Year Ended February 28, 2025
2025
iShares Annual Financial Statements and Additional Information
28
iShares Agency
Bond ETF
iShares
BBB Rated
Corporate Bond
ETF
iShares ESG
Advanced
Investment
Grade
Corporate Bond
ETF
INVESTMENT INCOME – – –
Dividends — affiliated ................................................................... $ 188,540 $ 33,613 $ 8,484
Interest — unaffiliated ................................................................... 25,150,540 1,729,273 524,673
Securities lending income — affiliated — net ................................................... 55,147 5,408 906
Total investment income ...................................................................
25,394,227 1,768,294 534,063
EXPENSES
Investment advisory .................................................................... 1,351,340 56,046 22,008
Interest expense ...................................................................... 68 — —
Total expenses .........................................................................
1,351,408 56,046 22,008
Net investment income ....................................................................
24,042,819 1,712,248 512,055
REALIZED AND UNREALIZED GAIN (LOSS) $ 10,264,164 $ 572,384 $ 221,032
Net realized gain (loss) from:
Investments — unaffiliated ............................................................. $ (1,622,150) $ (239,624) $ (201,407)
Investments — affiliated ............................................................... — (169) 108
In-kind redemptions — unaffiliated
(a)
....................................................... (2,863,656) — —
(4,485,806) (239,793) (201,299)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................. 14,749,969 812,010 422,352
Investments — affiliated ............................................................... — 168 (21)
14,749,969 812,178 422,331
Net realized and unrealized gain .............................................................
10,264,163 572,385 221,032
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................
$ 34,306,982 $ 2,284,633 $ 733,087
(a)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Changes in Net Assets
29
Statements of Changes in Net Assets
See notes to financial statements.
iShares Agency Bond ETF iShares BBB Rated Corporate Bond ETF
Year Ended
02/28/25
Year Ended
02/29/24
Year Ended
02/28/25
Year Ended
02/29/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 24,042,819 $ 21,516,280 $ 1,712,248 $ 1,162,281
Net realized loss ................................................ (4,485,806) (8,335,136) (239,793) (1,447,410)
Net change in unrealized appreciation (depreciation) ........................ 14,749,969 17,306,433 812,178 2,182,493
Net increase in net assets resulting from operations ...........................
34,306,982 30,487,577 2,284,633 1,897,364
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(23,785,098) (21,348,202) (1,660,342) (1,115,723)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
22,519,814 (27,908,584) 8,730,994 8,316,480
NET ASSETS
Total increase (decrease) in net assets ................................... 33,041,698 (18,769,209) 9,355,285 9,098,121
Beginning of year ..................................................
667,405,098 686,174,307 33,931,602 24,833,481
End of year ......................................................
$ 700,446,796 $ 667,405,098 $ 43,286,887 $ 33,931,602
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2025
iShares Annual Financial Statements and Additional Information
30
See notes to financial statements.
iShares ESG Advanced Investment Grade
Corporate Bond ETF
Year Ended
02/28/25
Year Ended
02/29/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 512,055 $ 467,905
Net realized loss .................................................................................. (201,299) (371,320)
Net change in unrealized appreciation (depreciation) .......................................................... 422,331 587,277
Net increase in net assets resulting from operations .............................................................
733,087 683,862
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ...................................................
(509,431) (464,156)
NET ASSETS
Total increase in net assets ............................................................................. 223,656 219,706
Beginning of year ....................................................................................
12,112,308 11,892,602
End of year ........................................................................................
$ 12,335,964 $ 12,112,308
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
31
Financial Highlights
iShares Agency Bond ETF
Year Ended
02/28/25
Year Ended
02/29/24
Year Ended
02/28/23
Year Ended
02/28/22
Year Ended
02/28/21
Net asset value, beginning of year .................................
$ 107.65  $ 106.38  $ 114.97  $ 118.50  $ 118.95
Net investment income
(a)
........................................
3 .85  3 .53  2 .01  0 .85  1 .25
Net realized and unrealized gain (loss)
(b)
..............................
1.73  1.20  (8.76) (3.24) 0.87
Net increase (decrease) from investment operations ....................... 5.58  4.73  (6.75) (2.39) 2.12
Distributions
(c)
– – – – –
From net investment income .....................................
( 3 .79 ) ( 3 .46 ) ( 1 .84 ) ( 0 .84 ) ( 2 .11 )
From net realized gain ..........................................
—  —  —  ( 0 .30 ) ( 0 .46 )
Total distributions .............................................. (3.79) (3.46) (1.84) (1.14) (2.57)
Net asset value, end of year ...................................... $ 109.44  $ 107.65  $ 106.38  $ 114.97  $ 118.50
Total Return
(d)
Based on net asset value ......................................... 5.30% 4.52% (5.89)% (2.02)% 1.77%
Ratios to Average Net Assets
(e)
Total expen ses ................................................
0.20% 0.20% 0.20% 0.20% 0.20%
Net investment income ...........................................
3.56% 3.29% 1.85% 0.73% 1.04%
Supplemental Data
Net assets, end of year (000) ....................................... $ 700,447  $ 667,405  $ 686,174  $ 712,828  $ 788,037
Portfolio turnover rate
(f)
........................................... 39% 39% 92% 146% 158%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
iShares Annual Financial Statements and Additional Information
32
iShares BBB Rated Corporate Bond ETF
Year Ended
02/28/25
Year Ended
02/29/24
Year Ended
02/28/23
Period from
05/18/21
(a)
to 02/28/22
Net asset value, beginning of period .............................................
$ 84.83  $ 82.78  $ 95.89  $ 100.00
Net investment income
(b)
.....................................................
3 .93  3 .50  2 .48  1 .70
Net realized and unrealized gain (loss)
(c)
...........................................
1.64  2.02  (12.15) (4.28)
Net increase (decrease) from investment operations .................................... 5.57  5.52  (9.67) (2.58)
Distributions
(d)
– – – –
From net investment income ..................................................
( 3 .83 ) ( 3 .47 ) ( 2 .71 ) ( 1 .53 )
From net realized gain .......................................................
—  —  ( 0 .73 ) —
Total distributions ........................................................... (3.83) (3.47) (3.44) (1.53)
Net asset value, end of period .................................................. $ 86.57  $ 84.83  $ 82.78  $ 95.89
Total Return
(e)
Based on net asset value ...................................................... 6.74% 6.81% (10.14)% (2.66)%
(f)
Ratios to Average Net Assets
(g)
Total expen ses .............................................................
0.15% 0.15% 0.15% 0.15%
(h)
Net investment income ........................................................
4.58% 4.19% 2.85% 2.14%
(h)
Supplemental Data
Net assets, end of period (000) .................................................. $ 43,287  $ 33,932  $ 24,833  $ 71,916
Portfolio turnover rate
(i)
........................................................ 13% 15% 10% 19%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
33
Financial Highlights
iShares ESG Advanced Investment Grade Corporate Bond ETF
Year Ended
02/28/25
Year Ended
02/29/24
Year Ended
02/28/23
Period from
11/08/21
(a)
to 02/28/22
Net asset value, beginning of period .............................................
$ 80.75  $ 79.28  $ 92.99  $ 100.00
Net investment income
(b)
.....................................................
3 .41  3 .12  2 .45  0 .64
Net realized and unrealized gain (loss)
(c)
...........................................
1.48  1.44  (13.69) (7.19)
Net increase (decrease) from investment operations .................................... 4.89  4.56  (11.24) (6.55)
Distributions from net investment income
(d)
........................................ (3.40) (3.09) (2.47) (0.46)
Net asset value, end of period .................................................. $ 82.24  $ 80.75  $ 79.28  $ 92.99
Total Return
(e)
Based on net asset value ...................................................... 6.18% 5.87% (12.17)% (6.56)%
(f)
Ratios to Average Net Assets
(g)
Total expen ses .............................................................
0.18% 0.18% 0.18% 0.18%
(h)
Net investment income ........................................................
4.19% 3.91% 2.97% 2.16%
(h)
Supplemental Data
Net assets, end of period (000) .................................................. $ 12,336  $ 12,112  $ 11,893  $ 18,599
Portfolio turnover rate
(i)
........................................................ 20% 29% 35% 7%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
2025
iShares Annual Financial Statements and Additional Information
34
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures ("ASU 2023-07") during the period. The Funds' adoption of the new standard impacted financial statement disclosures only and did not affect each Fund's financial position or results of operations.
The Chief Financial Officer acts as the Funds' Chief Operating Decision Maker ("CODM') and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided
iShares ETF
Diversification
Classification
Agency Bond ....................................................................................................... Diversified
BBB Rated Corporate Bond .............................................................................................. Diversified
(a)
ESG Advanced Investment Grade Corporate Bond .............................................................................. Diversified
(a)
(a)
The Fund's classification changed from non-diversified to diversified during the reporting period.

Notes to Financial Statements
(continued)
35
Notes to Financial Statements
by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange ("NYSE"). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The
Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks.  Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower.  A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Notes to Financial Statements
(continued)
2025
iShares Annual Financial Statements and Additional Information
36
Stripped Bonds: A stripped bond is a bond that has had its coupon payments and principal repayment stripped into two separate components then selling the separate parts as a zero-coupon bond and an interest paying coupon bond. Once stripped, each component trades as a separate security. Stripped bonds have a greater sensitivity to changes in interest rates than similar maturity debt obligations which provide for regular interest payments.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Agency Bond
J.P. Morgan Securities LLC ............................... $ 553,768 $ (553,768) $ – $ –
Nomura Securities International, Inc. ......................... 20,901,344 (20,901,344) – –
TD Securities (USA) LLC ................................. 4,024,521 (4,024,521) – –
$ 25,479,633 $ (25,479,633) $ – $ –
BBB Rated Corporate Bond
Barclays Capital, Inc. ................................... $ 232,276 $ (232,276) $ – $ –
BNP Paribas SA ....................................... 808,885 (808,885) – –
BofA Securities, Inc. .................................... 157,942 (157,942) – –
Citadel Clearing LLC .................................... 19,748 (19,748) – –
HSBC Securities (USA), Inc. .............................. 33,247 (33,247) – –
J.P. Morgan Securities LLC ............................... 951,948 (951,948) – –
Jefferies LLC ......................................... 22,990 (22,990) – –
Morgan Stanley ....................................... 73,355 (73,355) – –
Nomura Securities International, Inc. ......................... 11,095 (11,095) – –
RBC Capital Markets LLC ................................ 330,436 (330,436) – –
Scotia Capital (USA), Inc. ................................ 113,141 (113,141) – –
UBS Securities LLC .................................... 152,464 (152,464) – –
$ 2,907,527 $ (2,907,527) $ – $ –
ESG Advanced Investment Grade Corporate Bond
Barclays Capital, Inc. ................................... $ 2,954 $ (2,954) $ – $ –
BMO Capital Markets Corp. ............................... 5,995 (5,995) – –
BofA Securities, Inc. .................................... 22,914 (22,914) – –
J.P. Morgan Securities LLC ............................... 140,028 (140,028) – –
Morgan Stanley ....................................... 42,633 (42,633) – –
Nomura Securities International, Inc. ......................... 4,392 (4,392) – –
RBC Capital Markets LLC ................................ 77,447 (77,447) – –
Scotia Capital (USA), Inc. ................................ 1,969 (1,969) – –
UBS Securities LLC .................................... 68,281 (68,281) – –
$ 366,613 $ (366,613) $ – $ –
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

Notes to Financial Statements
(continued)
37
Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended
February 28, 2025, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
iShares ETF Investment Advisory Fees
Agency Bond .................................................................................................... 0.20%
BBB Rated Corporate Bond ........................................................................................... 0.15
ESG Advanced Investment Grade Corporate Bond ........................................................................... 0.18
iShares ETF Amounts
Agency Bond ........................................................................................................... $ 21,375
BBB Rated Corporate Bond .................................................................................................. 2,056
ESG Advanced Investment Grade Corporate Bond .................................................................................. 327

Notes to Financial Statements
(continued)
2025
iShares Annual Financial Statements and Additional Information
38
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. Purchases and Sales
For the year ended February 28, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended February 28, 2025, in-kind transactions were as follows:
7. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of February 28, 2025, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of February 28, 2025, the tax components of accumulated net earnings (losses) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) were attributable primarily to the tax deferral of losses on wash sales.
U.S. Government Securities Other Securities
iShares ETF Purchases Sales Purchases Sales
Agency Bond ........................................................ $ 242,258,681 $ 257,639,866 $ — $ —
BBB Rated Corporate Bond ............................................... — — 4,867,363 5,254,849
ESG Advanced Investment Grade Corporate Bond ............................... — — 2,609,007 2,419,548
iShares ETF
In-kind
Purchases
In-kind
Sales
Agency Bond ........................................................................................ $ 133,340,061 $ 126,280,176
BBB Rated Corporate Bond ............................................................................... 8,449,770 —
iShares ETF Paid-In Capital
Accumulated
Earnings (Loss)
Agency Bond ............................................................................. $ (2,863,656) $ 2,863,656
—
iShares ETF
Year Ended
02/28/25
Year Ended
02/29/24
Agency Bond
Ordinary income ...................................................................................... $ 23,785,098 $ 21,348,202
BBB Rated Corporate Bond
Ordinary income ...................................................................................... $ 1,660,342 $ 1,115,723
ESG Advanced Investment Grade Corporate Bond
Ordinary income ...................................................................................... $ 509,431 $ 464,156
iShares ETF
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
Agency Bond ........................................................... $ 2,108,278 $ (26,043,736) $ (8,059,602) $ (31,995,060)
BBB Rated Corporate Bond .................................................. 164,280 (1,210,611) (1,684,386) (2,730,717)
ESG Advanced Investment Grade Corporate Bond .................................. 42,848 (1,431,997) (1,433,090) (2,822,239)

Notes to Financial Statements
(continued)
39
Notes to Financial Statements
As of February 28, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-
backed securities. When a fund concentrates its investments in this manner,, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Agency Bond .................................................... $ 727,455,468 $ 2,342,984 $ (10,402,586) $ (8,059,602)
BBB Rated Corporate Bond .......................................... 47,513,584 324,853 (2,009,239) (1,684,386)
ESG Advanced Investment Grade Corporate Bond ........................... 14,089,123 102,132 (1,535,222) (1,433,090)

Notes to Financial Statements
(continued)
2025
iShares Annual Financial Statements and Additional Information
40
9. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
02/28/25
Year Ended
02/29/24
iShares ETF Shares Amount Shares Amount
Agency Bond
Shares sold 1,450,000 $ 156,826,155 1,750,000 $ 186,940,326
Shares redeemed
(1,250,000) (134,306,341) (2,000,000) (214,848,910)
200,000 $ 22,519,814 (250,000) $ (27,908,584)
BBB Rated Corporate Bond
Shares sold 100,000 $ 8,730,994 750,000 $ 63,347,650
Shares redeemed
— — (650,000) (55,031,170)
100,000 $ 8,730,994 100,000 $ 8,316,480

Report of Independent Registered Public Accounting Firm
41
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the three funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (three of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2025, the related statements of operations for the year ended February
28, 2025, the statements of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of February 28, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2025 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
April 22, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares Agency Bond ETF
iShares BBB Rated Corporate Bond ETF
iShares ESG Advanced Investment Grade Corporate Bond ETF

Important Tax Information
(unaudited)
2025
iShares Annual Financial Statements and Additional Information
42
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended February 28, 2025:
I
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended February 28, 2025:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended February 28, 2025:
iShares ETF
Federal Obligation
Interest
Agency Bond ..................................................................................................... $ 2,435,364
BBB Rated Corporate Bond ............................................................................................ 16,150
ESG Advanced Investment Grade Corporate Bond ............................................................................ 4,104
iShares ETF Interest Dividends
Agency Bond ..................................................................................................... $ 23,987,671
BBB Rated Corporate Bond ............................................................................................ 1,696,046
ESG Advanced Investment Grade Corporate Bond ............................................................................ 508,558
iShares ETF
Interest-Related
Dividends
Agency Bond ..................................................................................................... $ 23,987,671
BBB Rated Corporate Bond ............................................................................................ 1,565,597
ESG Advanced Investment Grade Corporate Bond ............................................................................ 426,889

Additional Information
43
Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements
2025
iShares Annual Financial Statements and Additional Information
44
Portfolio Abbreviation
DAC Designated Activity Company
Nasdaq National Association of Securities Dealers Automated Quotations
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
STRIPS Separate Trading of Registered Interest & Principal of Securities
Currency Abbreviation
USD United States Dollar

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited or
Markit Indices Limited, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

FEBRUARY 28, 2025
2025 Annual Financial
Statements and Additional
Information
iShares Trust
iShares California Muni Bond ETF | CMF | NYSE Arca
iShares National Muni Bond ETF | MUB | NYSE Arca
iShares New York Muni Bond ETF | NYF | NYSE Arca
iShares Short-Term National Muni Bond ETF | SUB | NYSE Arca

Page
2

Schedule of Investments
February 28, 2025
iShares
®
California Muni Bond ETF
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
California — 99.5%
Acalanes Union High School District, Series
2010A, GO, 6.35%, 08/01/39 ......... USD 200 $ 227,247
Alameda Corridor Transportation Authority
Series 1999A , RB , 0.00% , 10/01/32
( NPFGC )
(a)
.................... 745 580,384
Series 1999A , RB , 0.00% , 10/01/34
( NPFGC )
(a)
.................... 4,000 2,881,509
Series 2016B , RB , 4.00% , 10/01/35 ( AGM ) 255 255,970
Series 2016B , RB , 5.00% , 10/01/35 ..... 2,000 2,038,606
Series 2016B , RB , 5.00% , 10/01/36 ( AGM ) 600 616,461
Series 2016B , RB , 5.00% , 10/01/36 ..... 2,000 2,038,049
Series 2022A , RB , 0.00% , 10/01/47
(a)
.... 1,630 970,224
Series 2022A , RB , 0.00% , 10/01/48
(a)
.... 665 392,672
Series 2022A , RB , 0.00% , 10/01/49
(a)
.... 665 387,389
Series 2022A , RB , 0.00% , 10/01/50
(a)
.... 2,195 1,275,531
Series A , RB , 0.00% , 10/01/51 ( AGM )
(a)
... 1,000 290,454
Series 2022A , RB , 0.00% , 10/01/51 ( AGM )
(a)
7,000 4,053,270
Series 2022C , RB , 5.00% , 10/01/52 ( AGM ) 2,150 2,286,501
Series C , RB , 0.00% , 10/01/53 ( AGM )
(a)
.. 5,000 1,257,604
Alameda County Transportation Commission
Series 2022 , RB , 5.00% , 03/01/40 ...... 4,215 4,742,383
Series 2022 , RB , 5.00% , 03/01/41 ...... 1,860 2,080,679
Series 2022 , RB , 5.00% , 03/01/45 ...... 2,000 2,179,190
Alhambra Unified School District, Series B, GO,
0.00%, 08/01/39 (AGM)
(a)
........... 5,100 2,977,504
Allan Hancock Joint Community College District,
Series 2012C, GO, 0.00%, 08/01/47
(a)
.... 1,295 963,222
Alvord Unified School District, Series 2011B,
GO, 0.00%, 08/01/43 (AGM)
(a)
........ 2,500 1,126,330
Anaheim Housing & Public Improvements
Authority, Series 2020A, RB, 5.00%, 10/01/50 200 201,340
Antelope Valley Community College District
(a)
Series D , GO , 0.00% , 08/01/45 ........ 1,000 396,161
Series D , GO , 0.00% , 08/01/48 ........ 1,000 336,952
Bay Area Toll Authority
Series 2017S-7 , RB , 5.00% , 04/01/28 .... 1,945 2,097,110
Series 2017S-7 , RB , 4.00% , 04/01/29 .... 500 511,615
Series 2023F-1 , RB , 5.00% , 04/01/29 .... 3,000 3,309,840
Series 2025F-1 , RB , 5.00% , 04/01/30
(b) (c)
.. 1,900 2,137,983
Series 2017S-7 , RB , 4.00% , 04/01/33 .... 1,695 1,727,772
Series 2025SSL-1 , RB , 5.00% , 04/01/33
(b)
. 3,400 3,994,112
Series 2017S-7 , RB , 4.00% , 04/01/34 .... 3,500 3,561,246
Series 2017S-7 , RB , 4.00% , 04/01/38 .... 400 402,460
Series 2024F-2 , RB , 5.00% , 04/01/41 .... 2,000 2,223,911
Series 2017S-7 , RB , 4.00% , 04/01/42 .... 8,035 8,053,399
Series 2024F-2 , RB , 5.00% , 04/01/42 .... 4,000 4,411,938
Series 2017B , RB , VRDN 2.85% , 04/01/25
(d)
710 709,752
Series 2017A , RB , VRDN 2.95% , 04/01/26
(d)
705 703,551
Series 2017S-7 , RB , 4.00% , 04/01/47 .... 2,500 2,487,784
Series H , RB , VRDN 2.13% , 04/01/25
(d)
... 9,200 9,191,680
Series 2025F-1 , RB , 5.00% , 04/01/53
(b) (c)
.. 1,000 1,094,361
Series 2019S-8 , RB , 3.00% , 04/01/54 .... 5,085 3,921,391
Series 2023F-1 , RB , 5.00% , 04/01/54 .... 5,000 5,376,835
Series 2023F-1 , RB , 5.25% , 04/01/54 .... 8,000 8,769,383
Series 2023A , RB , VRDN ( Barclays Bank plc
LOC ), 1.35% , 03/03/25
(d)
........... 20,880 20,880,000
Series 2017F-1 , RB , 5.00% , 04/01/56 .... 1,405 1,480,605
Series 2019S-8 , RB , 5.00% , 04/01/56 .... 2,000 2,221,705
Series 2024E , RB , VRDN ( Bank of America
NA LOC ), 1.35% , 03/03/25
(d)
........ 800 800,000
Series 2024H , RB , VRDN ( Bank of America
NA LOC ), 1.35% , 03/03/25
(d)
........ 4,725 4,725,000
Security
Par (000)
Par (000) Value
California (continued)
Beverly Hills Unified School District
(a)
Series 2009 , GO , 0.00% , 08/01/27 ...... USD 11,500 $ 10,761,898
Series 2009 , GO , 0.00% , 08/01/29 ...... 2,195 1,941,101
Series 2009 , GO , 0.00% , 08/01/33 ...... 2,515 1,959,817
Series 2016 , GO , 0.00% , 08/01/35 ...... 6,100 4,196,922
Series 2016 , GO , 0.00% , 08/01/36 ...... 3,800 2,503,126
Series 2016 , GO , 0.00% , 08/01/37 ...... 5,870 3,688,824
California Educational Facilities Authority
Series V-1 , RB , 5.00% , 05/01/29 ....... 500 552,764
Series T-1 , RB , 5.00% , 03/15/39 ....... 1,950 2,419,952
Series U-3 , RB , 5.00% , 06/01/43 ....... 2,090 2,532,394
Series 2015 , RB , 5.00% , 04/01/45 ...... 500 500,860
Series U-6 , RB , 5.00% , 05/01/45 ....... 24,795 29,753,353
Series 2015 , RB , 5.00% , 09/01/45 ...... 5,000 5,059,840
Series U-7 , RB , 5.00% , 06/01/46 ....... 2,650 3,145,118
Series V-1 , RB , 5.00% , 05/01/49 ....... 7,260 8,572,591
Series 2016 , RB , 5.00% , 10/01/49 ...... 250 256,980
Series 2018A , RB , 5.00% , 10/01/53 ..... 2,120 2,181,536
California Infrastructure & Economic
Development Bank
Series 2003A , RB , 5.00% , 07/01/25 ( FGIC ) 300 302,364
Series 2018 , RB , 5.00% , 10/01/26 ...... 215 224,014
Series 2016 , RB , 5.00% , 10/01/26 ...... 3,550 3,652,387
Series 2018 , RB , 5.00% , 10/01/27 ...... 505 538,662
Series 2023 , RB , 5.00% , 10/01/28 ...... 1,000 1,089,924
Series 2018 , RB , 5.00% , 10/01/28 ...... 545 587,723
Series 2003A , RB , 5.00% , 07/01/29 ( FGIC ) 810 861,445
Series 2003A , RB , 5.00% , 07/01/33 ( AMBAC ) 1,410 1,511,738
Series 2003A , RB , 5.00% , 07/01/36 ( AMBAC ) 740 793,394
Series 2016A , RB , 5.00% , 10/01/41 ..... 700 728,082
Series 2017 , RB , 5.00% , 05/15/42 ...... 1,000 1,044,279
Series 2018 , RB , 5.00% , 10/01/43 ...... 2,000 2,095,674
Series 2019 , RB , 5.00% , 08/01/44 ...... 1,510 1,591,107
Series 2016A , RB , 4.00% , 10/01/45 ..... 500 512,364
Series 2023 , RB , 4.00% , 10/01/45 ...... 5,000 5,055,747
Series 2024 , RB , 4.00% , 10/01/47 ...... 1,775 1,786,143
Series 2022A , RB , 5.00% , 10/01/47 ..... 1,175 1,289,041
Series 2018 , RB , 5.00% , 10/01/48 ...... 125 129,878
Series 2019 , RB , 5.00% , 08/01/49 ...... 3,125 3,263,628
Series 2022A , RB , 5.00% , 10/01/52 ..... 8,000 8,637,559
California Municipal Finance Authority
Series 2017A , RB , 5.00% , 06/01/42 ..... 500 514,027
Series 2017 , RB , 5.00% , 01/01/48 ...... 1,000 1,072,154
California School Facilities Financing Authority,
Series 2009A, RB, 0.00%, 08/01/49 (AGM)
(a)
15,245 4,312,583
California State Public Works Board
Series F , RB , 5.00% , 05/01/25 ......... 300 301,125
Series D , RB , 5.00% , 06/01/25 ......... 350 352,009
Series 2022A , RB , 5.00% , 08/01/25 ..... 6,680 6,745,542
Series 2021A , RB , 5.00% , 02/01/26 ..... 3,340 3,413,934
Series 2022A , RB , 5.00% , 08/01/26 ..... 5,065 5,239,108
Series 2024C , RB , 5.00% , 09/01/26 ..... 4,560 4,726,127
Series 2021A , RB , 5.00% , 02/01/27 ..... 7,000 7,326,170
Series 2022A , RB , 5.00% , 08/01/27 ..... 2,390 2,524,167
Series 2024C , RB , 5.00% , 09/01/27 ..... 2,185 2,311,718
Series 2023C , RB , 5.00% , 09/01/27 ..... 9,225 9,760,001
Series B , RB , 5.00% , 10/01/27 ......... 395 418,672
Series 2023D , RB , 5.00% , 11/01/27 ..... 4,510 4,787,875
Series 2019C , RB , 5.00% , 11/01/27 ..... 1,140 1,210,239
Series F , RB , 5.00% , 05/01/28 ......... 350 351,088
Series 2022B , RB , 5.00% , 06/01/28 ..... 2,000 2,148,117
Series 2022A , RB , 5.00% , 08/01/28 ..... 1,000 1,077,521
Series 2024C , RB , 5.00% , 09/01/29 ..... 2,500 2,748,507
Series B , RB , 5.00% , 10/01/29 ......... 250 263,691
Series 2016C , RB , 5.00% , 11/01/29 ..... 1,000 1,035,301

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2025
iShares
®
California Muni Bond ETF
4
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2019C , RB , 5.00% , 11/01/29 ..... USD 1,530 $ 1,687,087
Series 2023C , RB , 5.00% , 09/01/30 ..... 2,735 3,058,749
Series 2024C , RB , 5.00% , 09/01/30 ..... 1,500 1,677,559
Series 2020D , RB , 5.00% , 11/01/30 ..... 1,405 1,575,452
Series 2023C , RB , 5.00% , 09/01/31 ..... 4,875 5,535,720
Series 2024C , RB , 5.00% , 09/01/32 ..... 1,880 2,163,335
Series 2019C , RB , 5.00% , 11/01/32 ..... 1,010 1,102,248
Series 2024D , RB , 5.00% , 11/01/32 ..... 5,000 5,764,932
Series 2024D , RB , 5.00% , 11/01/33 ..... 1,100 1,283,382
Series 2023C , RB , 5.00% , 09/01/34 ..... 5,000 5,792,224
Series 2016C , RB , 5.00% , 11/01/34 ..... 1,575 1,624,634
Series 2023D , RB , 5.00% , 11/01/36 ..... 5,000 5,758,196
Series 2024C , RB , 5.00% , 09/01/37 ..... 2,275 2,646,523
Series 2024C , RB , 5.00% , 09/01/38 ..... 2,000 2,326,951
Series 2024D , RB , 5.00% , 11/01/38 ..... 5,000 5,826,059
Series 2024C , RB , 5.00% , 09/01/39 ..... 9,435 10,930,532
Series 2024D , RB , 3.00% , 11/01/39 ..... 7,000 6,600,615
Series 2021C , RB , 5.00% , 11/01/40 ..... 1,000 1,111,339
Series 2021D , RB , 4.00% , 11/01/41 ..... 2,510 2,567,674
Series 2024A , RB , 5.00% , 04/01/42 ..... 2,795 3,145,665
Series 2021C , RB , 5.00% , 11/01/46 ..... 3,100 3,338,136
Series 2023D , RB , 4.63% , 11/01/48 ..... 13,760 14,438,105
Series 2024A , RB , 5.00% , 04/01/49 ..... 2,000 2,175,951
California State University
Series 2017A , RB , 5.00% , 11/01/26 ..... 370 385,926
Series 2016A , RB , 5.00% , 11/01/27 ..... 1,385 1,423,391
Series 2016A , RB , 5.00% , 11/01/28 ..... 5,180 5,321,780
Series 2016A , RB , 5.00% , 11/01/29 ..... 3,235 3,322,418
Series 2017A , RB , 5.00% , 11/01/30 ..... 1,605 1,686,164
Series 2017A , RB , 5.00% , 11/01/31 ..... 500 524,614
Series 2015A , RB , 5.00% , 11/01/31 ..... 2,500 2,535,714
Series 2015A , RB , 5.00% , 11/01/32 ..... 3,205 3,248,431
Series 2016A , RB , 5.00% , 11/01/32 ..... 1,500 1,538,969
Series 2015A , RB , 5.00% , 11/01/33 ..... 500 506,239
Series 2017A , RB , 5.00% , 11/01/33 ..... 1,325 1,387,505
Series 2016A , RB , 5.00% , 11/01/33 ..... 5,000 5,127,004
Series 2016A , RB , 4.00% , 11/01/35 ..... 3,000 3,020,199
Series 2017A , RB , 5.00% , 11/01/35 ..... 450 470,214
Series 2018A , RB , 5.00% , 11/01/35 ..... 1,145 1,230,363
Series 2015A , RB , 5.00% , 11/01/35 ..... 2,780 2,811,853
Series 2017A , RB , 5.00% , 11/01/36 ..... 485 506,287
Series 2016A , RB , 4.00% , 11/01/37 ..... 2,455 2,467,418
Series 2016A , RB , 4.00% , 11/01/38 ..... 2,540 2,550,909
Series 2015A , RB , 5.00% , 11/01/38 ..... 415 418,911
Series 2019A , RB , 5.00% , 11/01/39 ..... 1,515 1,635,516
Series 2016A , RB , 5.00% , 11/01/41 ..... 650 662,690
Series 2015A , RB , 4.00% , 11/01/43 ..... 200 198,500
Series 2024A , RB , 5.00% , 11/01/43 ..... 4,800 5,411,959
Series 2015A , RB , 5.00% , 11/01/43 ..... 1,665 1,674,495
Series 2016A , RB , 4.00% , 11/01/45 ..... 985 985,016
Series 2020C , RB , 4.00% , 11/01/45 ..... 4,470 4,479,997
Series 2016A , RB , 5.00% , 11/01/45 ..... 760 773,097
Series 2021A , RB , 3.00% , 11/01/46 ..... 2,000 1,633,737
Series 2024A , RB , 5.50% , 11/01/46 ..... 2,000 2,313,335
Series 2015A , RB , 5.00% , 11/01/47 ..... 1,300 1,306,065
Series 2018A , RB , 5.00% , 11/01/48 ..... 5,550 5,781,712
Series 2023A , RB , 5.25% , 11/01/48 ..... 3,745 4,181,324
Series 2016B-3 , RB , VRDN
3.13% , 11/01/26
(d)
............... 2,300 2,302,123
Series 2023A , RB , 5.25% , 11/01/53 ..... 1,195 1,325,696
Series 2024A , RB , 5.50% , 11/01/55 ..... 24,130 27,516,124
California Statewide Communities Development
Authority, Series 2016, RB, 5.00%, 05/15/40 250 253,228
Campbell Union High School District, Series B,
GO, 4.00%, 08/01/38 .............. 2,000 2,045,556
Security
Par (000)
Par (000) Value
California (continued)
Cerritos Community College District
Series 2012D , GO , 0.00% , 08/01/26
(a)
.... USD 545 $ 523,204
Series 2019C , GO , 3.00% , 08/01/44 ..... 250 208,601
Series 2024A , GO , 4.00% , 08/01/49 ..... 7,000 7,003,913
Chabot-Las Positas Community College District
Series C , GO , 5.00% , 08/01/27 ........ 500 531,301
Series 2016 , GO , 4.00% , 08/01/33 ...... 1,000 1,013,483
Series 2016 , GO , 4.00% , 08/01/34 ...... 1,000 1,011,904
Series 2017A , GO , 4.00% , 08/01/42 ..... 2,920 2,924,379
Series 2017A , GO , 4.00% , 08/01/47 ..... 3,000 2,989,584
Series C , GO , 5.25% , 08/01/48 ........ 3,735 4,133,841
Chaffey Community College District
Series A , GO , 3.00% , 06/01/33 ........ 1,800 1,830,154
Series B1 , GO , 5.50% , 06/01/49 ....... 7,930 9,093,686
Chaffey Joint Union High School District
Series B , GO , 4.00% , 08/01/44 ........ 500 499,983
Series H , GO , 0.00% , 08/01/48
(a)
....... 4,890 1,735,762
Series G , GO , 5.25% , 08/01/52 ........ 1,500 1,637,528
Chino Basin Regional Financing Authority, Series
2020B, RB, 4.00%, 11/01/25 ......... 3,790 3,810,065
Chino Valley Unified School District
Series 2020B , GO , 4.00% , 08/01/45 ..... 2,500 2,506,610
Series 2022C , GO , 4.00% , 08/01/55 ..... 2,000 1,984,598
Series 2020B , GO , 5.00% , 08/01/55 ..... 4,000 4,205,858
Citrus Community College District, Series
2024B, GO, 5.00%, 08/01/49 ......... 1,000 1,098,117
City & County of San Francisco
Series 2020R-1 , GO , 5.00% , 06/15/25 ... 2,815 2,835,670
Series 2022R-1 , GO , 5.00% , 06/15/26 ... 500 517,106
Series 2022R-1 , GO , 5.00% , 06/15/27 ... 500 529,708
Series 2022R-1 , GO , 5.00% , 06/15/28 ... 6,000 6,503,516
Series 2020R-1 , GO , 5.00% , 06/15/31 ... 2,160 2,324,635
Series 2024-R1 , GO , 5.00% , 06/15/32 ... 3,000 3,505,121
Series 2024R-1 , GO , 5.00% , 06/15/35 ... 1,880 2,244,372
City of Glendale, Series 2024-2, RB,
5.00%, 02/01/54 ................. 2,000 2,097,755
City of Long Beach
Series 2025A , RB , 5.00% , 05/15/26 ..... 2,500 2,579,663
Series 2019A , RB , 5.00% , 05/15/44 ..... 2,000 2,113,596
Series C , RB , 5.00% , 05/15/47 ......... 1,500 1,539,697
City of Los Angeles
Series 2023A , RB , 5.00% , 02/01/37 ..... 1,000 1,158,155
Series 2023A , RB , 5.00% , 02/01/38 ..... 1,000 1,154,309
City of Los Angeles Department of Airports
Series 2019C , RB , 5.00% , 05/15/25 ..... 500 502,370
Series 2020B , RB , 5.00% , 05/15/25 ..... 1,135 1,140,363
Series 2020A , RB , 5.00% , 05/15/26 ..... 1,000 1,029,501
Series 2020A , RB , 5.00% , 05/15/28 ..... 280 302,254
Series 2020A , RB , 5.00% , 05/15/32 ..... 1,070 1,183,678
Series 2020B , RB , 5.00% , 05/15/32 ..... 1,000 1,117,844
Series 2021B , RB , 5.00% , 05/15/35 ..... 2,105 2,374,809
Series 2020A , RB , 5.00% , 05/15/36 ..... 5,330 5,844,016
Series C , RB , 5.00% , 05/15/38 ......... 1,750 1,756,330
Series 2020A , RB , 5.00% , 05/15/39 ..... 7,455 8,120,226
Series 2020A , RB , 5.00% , 05/15/40 ..... 1,425 1,544,892
Series B , RB , 5.00% , 05/15/42 ......... 2,000 2,066,644
Series 2019E , RB , 5.00% , 05/15/44 ..... 2,500 2,623,073
Series 2021B , RB , 5.00% , 05/15/45 ..... 2,205 2,375,792
Series 2018E , RB , 5.00% , 05/15/48 ..... 1,020 1,070,400
Series 2021B , RB , 5.00% , 05/15/48 ..... 475 508,716
City of Los Angeles Wastewater System
Series 2022C , RB , 5.00% , 06/01/26 ..... 3,815 3,927,277
Series 2018B , RB , 5.00% , 06/01/27 ..... 3,860 4,076,914
Series 2022C , RB , 5.00% , 06/01/29 ..... 1,000 1,101,160
Series 2022C , RB , 5.00% , 06/01/30 ..... 1,000 1,122,071

Schedule of Investments
(continued)
February 28, 2025
iShares
®
California Muni Bond ETF
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series A , RB , 5.00% , 06/01/30 ......... USD 1,305 $ 1,371,313
Series 2022C , RB , 5.00% , 06/01/32 ..... 2,500 2,895,916
Series 2013A , RB , 5.00% , 06/01/35 ..... 2,450 2,450,494
Series A , RB , 4.00% , 06/01/42 ......... 500 500,370
Series 2018A , RB , 5.00% , 06/01/43 ..... 1,000 1,044,408
Series A , RB , 5.00% , 06/01/43 ......... 2,435 2,435,429
Series C , RB , 5.00% , 06/01/45 ......... 915 917,147
Series 2022A , RB , 5.00% , 06/01/47 ..... 5,275 5,719,746
Series A , RB , 5.25% , 06/01/47 ......... 1,000 1,024,280
Series 2022A , RB , 4.00% , 06/01/52 ..... 1,420 1,411,208
City of Oakland, Series 2023D, GO,
5.25%, 07/15/48 ................. 3,225 3,555,619
City of Riverside
Series 2019A , RB , 5.00% , 10/01/36 ..... 1,025 1,107,016
Series 2015A , RB , 5.00% , 08/01/40 ..... 500 502,961
Series 2019A , RB , 5.00% , 10/01/48 ..... 3,695 3,865,619
City of Sacramento, Series 2018A, RB,
5.00%, 06/01/43 ................. 1,000 1,039,000
City of San Francisco
Series 2015A , RB , 5.00% , 11/01/25 ..... 1,700 1,706,625
Series A , RB , 5.00% , 11/01/25 ......... 455 463,005
Series A , RB , 5.00% , 11/01/29 ......... 8,325 8,640,299
Series A , RB , 4.00% , 11/01/30 ......... 2,455 2,502,115
Series 2023C , RB , 5.00% , 11/01/31 ..... 1,000 1,157,890
Series 2023C , RB , 5.00% , 11/01/32 ..... 1,000 1,175,498
Series 2015A , RB , 5.00% , 11/01/32 ..... 1,000 1,003,036
Series A , RB , 5.00% , 11/01/32 ......... 370 383,096
Series A , RB , 5.00% , 11/01/33 ......... 1,835 1,898,433
Series D , RB , 5.00% , 11/01/33 ......... 1,000 1,055,334
Series A , RB , 5.00% , 11/01/34 ......... 1,740 1,798,428
Series 2023C , RB , 5.00% , 11/01/35 ..... 1,440 1,702,700
Series A , RB , 4.00% , 11/01/36 ......... 2,500 2,519,969
Series A , RB , 4.00% , 11/01/39 ......... 1,000 1,003,140
Series 2023C , RB , 5.00% , 11/01/39 ..... 1,000 1,162,228
Series 2023AB , RB , 5.00% , 11/01/43 .... 3,550 3,979,289
Series 2020B , RB , 5.00% , 11/01/50 ..... 3,600 3,698,538
City of San Jose
Series 2019C , GO , 5.00% , 09/01/28 ..... 370 402,738
Series 2019A-1 , GO , 5.00% , 09/01/45 .... 2,650 2,777,365
Series 2021A , GO , 5.00% , 09/01/45 ..... 7,035 7,583,539
Series 2019A-1 , GO , 5.00% , 09/01/47 .... 2,000 2,089,414
City of Santa Rosa, Series 2002B, RB,
0.00%, 09/01/32 (AMBAC)
(a)
.......... 5,000 3,898,902
Clovis Unified School District
Series D , GO , 4.00% , 08/01/40 ........ 250 250,933
Coast Community College District
Series 2006B , GO , 0.00% , 08/01/26 ( AGM )
(a)
2,375 2,280,969
Series 2006B , GO , 0.00% , 08/01/27 ( AGM )
(a)
320 298,254
Series 2006B , GO , 0.00% , 08/01/28 ( AGM )
(a)
4,925 4,448,817
Series 2015 , GO , 5.00% , 08/01/29 ...... 4,905 4,958,965
Series 2006B , GO , 0.00% , 08/01/30 ( AGM )
(a)
2,985 2,533,188
Series 2015 , GO , 5.00% , 08/01/31 ...... 2,335 2,360,690
Series 2015 , GO , 0.00% , 08/01/34
(a)
..... 500 335,757
Series 2017D , GO , 5.00% , 08/01/36 ..... 1,500 1,589,792
Series 2019F , GO , 3.00% , 08/01/39 ..... 2,520 2,315,682
Series 2017D , GO , 4.00% , 08/01/42 ..... 10,230 10,250,013
Series 2019F , GO , 0.00% , 08/01/43
(a)
.... 1,000 454,359
Contra Costa Community College District, Series
2014A, GO, 4.00%, 08/01/39 ......... 1,250 1,250,073
Contra Costa Transportation Authority Sales Tax,
Series 2021A, RB, 4.00%, 03/01/33 ..... 4,225 4,546,373
Corona-Norco Unified School District
Series A , GO , 5.00% , 08/01/40 ........ 1,500 1,514,938
Series B , GO , 4.00% , 08/01/43 ........ 3,725 3,733,454
Security
Par (000)
Par (000) Value
California (continued)
County of Los Angeles, Series 2024, RB,
5.00%, 06/30/25 ................. USD 9,020 $ 9,076,051
County of Sacramento Airport System
Series 2018B , RB , 5.00% , 07/01/38 ..... 1,000 1,060,603
Series A , RB , 5.00% , 07/01/41 ......... 1,000 1,021,499
Series B , RB , 5.00% , 07/01/41 ......... 800 817,199
Series 2024 , RB , 5.00% , 07/01/42 ...... 1,000 1,130,988
Series 2024 , RB , 5.00% , 07/01/49 ...... 4,155 4,535,646
Series 2024 , RB , 5.00% , 07/01/54 ...... 7,250 7,848,325
County of Santa Clara
Series 2022D , GO , 5.00% , 08/01/34 ..... 5,890 6,824,838
Series 2017C , GO , 4.00% , 08/01/38 ..... 750 757,932
Desert Community College District
Series 2016 , GO , 5.00% , 08/01/37 ...... 1,000 1,023,099
Series 2017 , GO , 4.00% , 08/01/39 ...... 500 503,708
Desert Sands Unified School District, Series
2019, GO, 4.00%, 08/01/44 .......... 1,000 1,000,043
Dublin Unified School District, Series B, GO,
4.25%, 08/01/53 ................. 5,000 5,085,472
East Bay Municipal Utility District Water System
Series 2014B , RB , 5.00% , 06/01/25 ..... 325 327,044
Series 2015A , RB , 5.00% , 06/01/27 ..... 1,005 1,010,898
Series 2015A , RB , 5.00% , 06/01/28 ..... 250 251,420
Series 2015A , RB , 5.00% , 06/01/29 ..... 5,300 5,328,908
Series 2017B , RB , 5.00% , 06/01/29 ..... 2,200 2,322,694
Series 2024B , RB , 5.00% , 06/01/30 ..... 1,000 1,128,254
Series 2017B , RB , 5.00% , 06/01/32 ..... 1,560 1,642,650
Series 2017B , RB , 5.00% , 06/01/33 ..... 1,000 1,051,092
Series 2017B , RB , 5.00% , 06/01/34 ..... 430 451,303
Series 2015A , RB , 5.00% , 06/01/35 ..... 540 542,527
Series 2022A , RB , 5.00% , 06/01/37 ..... 2,000 2,310,674
Series 2017A , RB , 5.00% , 06/01/42 ..... 5,460 5,655,120
Series 2017A , RB , 4.00% , 06/01/45 ..... 1,000 1,002,734
Series 2017A , RB , 5.00% , 06/01/45 ..... 2,000 2,064,233
Series 2024A , RB , 5.00% , 06/01/54 ..... 3,215 3,492,987
East County Advanced Water Purification Joint
Powers Authority, Series 2024A, Sub-Series
A-2, RB, 5.00%, 09/01/26 ........... 2,600 2,680,027
East Side Union High School District
Series 2024B , GO , 5.00% , 08/01/30 ( AGM ) 3,500 3,936,868
Series 2024B , GO , 5.00% , 08/01/34 ( AGM ) 4,000 4,767,532
Eastern Municipal Water District, Series 2024A,
RB, VRDN (Bank of America NA SBPA),
1.05%, 03/03/25
(d)
................ 1,425 1,425,000
Eastern Municipal Water District Financing
Authority
Series 2020A , RB , 5.00% , 07/01/36 ..... 3,000 3,335,699
Series 2020A , RB , 4.00% , 07/01/38 ..... 2,310 2,389,099
Series 2017D , RB , 5.00% , 07/01/47 ..... 1,000 1,028,938
El Camino Community College District
Fountation (The)
Series 2012C , GO , 0.00% , 08/01/27
(a)
.... 3,000 2,796,129
Series 2012C , GO , 0.00% , 08/01/29
(a)
.... 2,110 1,847,367
Series 2012C , GO , 0.00% , 08/01/32
(a)
.... 700 554,010
Series 2012C , GO , 0.00% , 08/01/33
(a)
.... 125 95,331
Series 2012C , GO , 0.00% , 08/01/34
(a)
.... 3,050 2,238,770
Series 2012C , GO , 0.00% , 08/01/38
(a)
.... 14,000 8,486,817
Series 2016A , GO , 4.00% , 08/01/45 ..... 500 500,022
El Monte Union High School District, Series B,
GO, 4.00%, 06/01/46 .............. 4,100 4,083,556
Elk Grove Unified School District
Series 2021 , GO , 2.00% , 08/01/34 ...... 2,515 2,128,449
Series 2019 , GO , 4.00% , 08/01/46 ...... 2,855 2,839,496
Series 2017 , GO , 4.00% , 08/01/46 ...... 5,950 5,917,689

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2025
iShares
®
California Muni Bond ETF
6
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Escondido Union High School District
(a)
Series 2009 , GO , 0.00% , 08/01/37 ( AGC ) . USD 190 $ 123,094
Series 2011C , GO , 0.00% , 08/01/46 ..... 985 375,914
Series 2011C , GO , 0.00% , 08/01/51 ..... 1,155 361,816
Foothill-De Anza Community College District
Series 2003B , GO , 0.00% , 08/01/34
( NPFGC-IBC, FGIC )
(a)
............ 2,000 1,481,703
Series A , GO , 0.00% , 08/01/36 ( AMBAC )
(a)
1,950 1,323,977
Series 2021A , GO , 3.00% , 08/01/40 ..... 5,160 4,757,357
Series 2016 , GO , 4.00% , 08/01/40 ...... 4,285 4,301,834
Foothill-Eastern Transportation Corridor Agency
Series 1995A , RB , 0.00% , 01/01/26
(a)
.... 1,165 1,138,014
Series 1995A , RB , 0.00% , 01/01/28
(a)
.... 440 406,035
Series 1995A , RB , 0.00% , 01/01/29
(a)
.... 500 447,424
Series 1995A , RB , 0.00% , 01/01/30 ( AGC-
ICC, AGM-CR )
(a)
................ 320 277,851
Series 2015A , RB , 0.00% , 01/15/33
(a)
.... 750 568,637
Series 2015A , RB , 0.00% , 01/15/34 ( AGM )
(a)
5,500 4,041,024
Series 2015A , RB , 0.00% , 01/15/35 ( AGM )
(a)
300 212,346
Series 2013A , RB , 0.00% , 01/15/36 ( AGM )
(a)
12,490 8,503,824
Series 2013A , RB , 0.00% , 01/15/37 ( AGM )
(a)
3,000 1,954,991
Series 2021A , RB , 4.00% , 01/15/46 ..... 19,000 18,635,375
Series 2013B-1 , RB , 3.95% , 01/15/53 .... 1,200 1,110,421
Fremont Union High School District
Series 2021A , GO , 3.00% , 08/01/40 ..... 4,000 3,623,926
Series 2015 , GO , 4.00% , 08/01/40 ...... 1,950 1,949,950
Series A , GO , 5.00% , 08/01/44 ........ 1,000 1,034,461
Glendale Community College District
Series B , GO , 3.00% , 08/01/47 ........ 500 393,827
Series B , GO , 4.00% , 08/01/50 ........ 8,085 7,951,680
Glendale Unified School District, Series 2015B,
GO, 4.00%, 09/01/41 .............. 350 352,549
Grossmont-Cuyamaca Community College
District
Series 2008C , GO , 0.00% , 08/01/30 ( AGC )
(a)
2,000 1,687,360
Series 2018B , GO , 4.00% , 08/01/47 ..... 1,000 996,528
Hayward Area Recreation & Park District, Series
A, GO, 4.00%, 08/01/46 ............ 1,000 1,002,141
Hayward Unified School District, Series 2019A,
GO, 4.00%, 08/01/48 (BAM) .......... 1,000 986,737
Hillsborough City School District
(a)
Series B , GO , 0.00% , 09/01/30 ........ 4,995 4,263,963
Series B , GO , 0.00% , 09/01/31 ........ 5,075 4,179,749
Imperial Irrigation District Electric System, Series
2016B-1, RB, 5.00%, 11/01/46 ........ 500 510,095
Irvine Ranch Water District Water Service Corp.
Series 2011A-1 , VRDN ( Bank of America NA
LOC ), 1.05% , 03/03/25
(d)
........... 100 100,000
Series 2016 , 5.25% , 02/01/46 ......... 5,305 5,419,724
Lodi Unified School District, Series 2020, GO,
3.00%, 08/01/43 ................. 5,465 4,594,747
Long Beach Community College District
Series 2019C , GO , 4.00% , 08/01/45 ..... 400 400,056
Series 2012B , GO , 0.00% , 08/01/49
(a)
.... 250 174,323
Series 2019C , GO , 4.00% , 08/01/49 ..... 300 298,027
Long Beach Unified School District
Series A , GO , 5.00% , 08/01/25 ........ 3,200 3,231,807
Series D-1 , GO , 0.00% , 08/01/33
(a)
...... 1,750 1,240,113
Series D-1 , GO , 0.00% , 08/01/37
(a)
...... 5,290 3,131,829
Series D-1 , GO , 0.00% , 08/01/39
(a)
...... 200 108,191
Series C , GO , 5.00% , 08/01/43 ........ 3,000 3,351,429
Series G , GO , 5.00% , 08/01/44 ........ 1,015 1,130,010
Series B , GO , 4.00% , 08/01/45 ........ 500 500,895
Series C , GO , 5.00% , 08/01/45 ........ 3,265 3,605,387
Series F , GO , 3.00% , 08/01/47 ......... 1,605 1,284,361
Security
Par (000)
Par (000) Value
California (continued)
Series C , GO , 4.00% , 08/01/47 ........ USD 3,500 $ 3,516,442
Series B , GO , 3.00% , 08/01/48 ........ 5,815 4,602,389
Series C , GO , 4.00% , 08/01/48 ........ 3,910 3,913,489
Series B , GO , 3.00% , 08/01/50 ........ 7,320 5,688,021
Series C , GO , 4.00% , 08/01/53 ........ 2,085 2,075,064
Los Angeles Community College District
Series 2015C , GO , 5.00% , 08/01/25 ..... 445 449,644
Series A-1 , GO , 5.00% , 08/01/25 ....... 4,420 4,466,123
Series C , GO , 5.00% , 08/01/25 ........ 10,000 10,104,351
Series 2015C , GO , 5.00% , 06/01/26 ..... 2,395 2,472,052
Series C , GO , 5.00% , 08/01/26 ........ 5,000 5,182,545
Series D , GO , 5.00% , 08/01/27 ........ 10,000 10,618,221
Series A-1 , GO , 5.00% , 08/01/27 ....... 1,800 1,911,280
Series E , GO , 5.00% , 08/01/28 ........ 5,000 5,427,251
Series D , GO , 5.00% , 08/01/28 ........ 3,625 3,934,757
Series D , GO , 5.00% , 08/01/29 ........ 2,085 2,310,609
Series E , GO , 5.00% , 08/01/29 ........ 5,000 5,541,029
Series E , GO , 5.00% , 08/01/30 ........ 5,000 5,650,539
Series K , GO , 4.00% , 08/01/36 ........ 2,435 2,459,477
Series K , GO , 4.00% , 08/01/37 ........ 4,325 4,365,251
Series 2016 , GO , 4.00% , 08/01/37 ...... 1,915 1,932,822
Series K , GO , 4.00% , 08/01/38 ........ 1,460 1,470,267
Series 2024 , GO , 5.00% , 08/01/38 ...... 3,500 4,147,089
Series K , GO , 3.00% , 08/01/39 ........ 855 806,248
Series J , GO , 4.00% , 08/01/41 ......... 3,445 3,465,251
Los Angeles County Facilities 2, Inc., Series
2024A, RB, 5.25%, 06/01/49 ......... 5,340 5,915,492
Los Angeles County Facilities, Inc.
Series 2018A , RB , 5.00% , 12/01/43 ..... 1,000 1,048,673
Series 2018A , RB , 4.00% , 12/01/48 ..... 500 497,166
Los Angeles County Metropolitan Transportation
Authority Sales Tax
Series 2020A , RB , 5.00% , 06/01/25 ..... 4,280 4,306,596
Series 2016A , RB , 5.00% , 06/01/26 ..... 450 464,702
Series 2020A , RB , 5.00% , 06/01/27 ..... 460 485,746
Series 2021A , RB , 5.00% , 06/01/28 ..... 1,040 1,126,264
Series 2020A , RB , 5.00% , 06/01/28 ..... 200 215,834
Series 2017A , RB , 5.00% , 07/01/28 ..... 270 285,456
Series 2016A , RB , 5.00% , 06/01/29 ..... 545 560,899
Series 2021A , RB , 5.00% , 06/01/30 ..... 2,450 2,762,934
Series 2020A , RB , 5.00% , 06/01/30 ..... 1,500 1,683,068
Series 2023A , RB , 5.00% , 07/01/30 ..... 2,000 2,258,921
Series 2020A , RB , 5.00% , 06/01/31 ..... 5,680 6,361,637
Series 2020A , RB , 5.00% , 06/01/32 ..... 2,500 2,793,851
Series 2023A , RB , 5.00% , 07/01/32 ..... 2,000 2,332,160
Series 2021A , RB , 5.00% , 06/01/33 ..... 2,020 2,302,858
Series 2020A , RB , 5.00% , 06/01/33 ..... 3,460 3,857,597
Series 2023A , RB , 5.00% , 07/01/33 ..... 500 590,384
Series 2017A , RB , 5.00% , 07/01/33 ..... 1,000 1,051,177
Series 2020A , RB , 5.00% , 06/01/34 ..... 4,095 4,282,108
Series 2019B , RB , 5.00% , 07/01/34 ..... 3,065 3,281,407
Series 2023A , RB , 5.00% , 07/01/34 ..... 2,155 2,535,829
Series 2019B , RB , 5.00% , 07/01/35 ..... 2,285 2,441,878
Series 2020A , RB , 4.00% , 06/01/37 ..... 1,250 1,305,430
Series 2024-A , RB , 5.00% , 06/01/37 ..... 4,000 4,723,235
Series 2017A , RB , 5.00% , 07/01/37 ..... 1,000 1,045,284
Series 2017A , RB , 5.00% , 07/01/38 ..... 1,390 1,450,518
Series 2021A , RB , 5.00% , 07/01/39 ..... 1,500 1,677,034
Series 2017A , RB , 5.00% , 07/01/39 ..... 2,890 3,009,967
Series 2017A , RB , 5.00% , 07/01/40 ..... 2,175 2,261,921
Series 2017A , RB , 5.00% , 07/01/42 ..... 2,400 2,486,255
Series 2021A , RB , 5.00% , 07/01/43 ..... 10,120 11,052,911
Series 2019A , RB , 5.00% , 07/01/44 ..... 3,770 3,962,886
Series 2021A , RB , 5.00% , 07/01/45 ..... 1,075 1,166,073

Schedule of Investments
(continued)
February 28, 2025
iShares
®
California Muni Bond ETF
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Los Angeles County Public Works Financing
Authority
Series 2024H , RB , 5.00% , 12/01/34 ..... USD 1,000 $ 1,183,992
Series 2024H , RB , 5.00% , 12/01/37 ..... 3,000 3,505,721
Series 2024H , RB , 5.00% , 12/01/39 ..... 1,500 1,736,779
Series 2016D , RB , 4.00% , 12/01/40 ..... 2,260 2,261,793
Series 2019E-1 , RB , 5.00% , 12/01/44 .... 1,000 1,058,855
Series 2021F , RB , 4.00% , 12/01/46 ..... 2,000 2,007,194
Series 2024H , RB , 4.00% , 12/01/53 ..... 1,000 983,464
Series 2024H , RB , 5.25% , 12/01/53 ..... 4,970 5,536,960
Los Angeles County Sanitation Districts
Financing Authority
Series 2015A , RB , 5.00% , 10/01/34 ..... 1,765 1,784,746
Series 2016A , RB , 4.00% , 10/01/42 ..... 5,010 4,933,201
Los Angeles Department of Water & Power
Series 2018B , RB , 5.00% , 07/01/25 ..... 1,495 1,500,057
Series 2020A , RB , 5.00% , 07/01/25 ..... 8,305 8,344,866
Series 2022E , RB , 5.00% , 07/01/25 ..... 4,755 4,777,825
Series 2018B , RB , 5.00% , 07/01/26 ..... 2,270 2,317,517
Series 2020A , RB , 5.00% , 07/01/26 ..... 3,645 3,724,420
Series 2021C , RB , 5.00% , 07/01/26 ..... 4,815 4,913,424
Series 2018A , RB , 5.00% , 07/01/28 ..... 1,175 1,239,894
Series 2024E , RB , 5.00% , 07/01/28 ..... 3,500 3,725,871
Series 2022E , RB , 5.00% , 07/01/28 ..... 2,485 2,645,369
Series 2024E , RB , 5.00% , 07/01/29 ..... 1,725 1,865,582
Series 2024E , RB , 5.00% , 07/01/30 ..... 5,000 5,487,585
Series 2017B , RB , 5.00% , 07/01/32 ..... 1,960 2,019,168
Series 2019B , RB , 5.00% , 07/01/32 ..... 1,760 1,877,637
Series 2019D , RB , 5.00% , 07/01/32 ..... 1,000 1,075,003
Series 2002A, Sub-Series A-7 , RB ,
VRDN ( Bank of America NA SBPA ),
3.60% , 03/03/25
(d)
............... 1,500 1,500,000
Series 2002A, Sub-Series A-3 , RB ,
VRDN ( Bank of America NA SBPA ),
3.60% , 03/03/25
(d)
............... 1,970 1,970,000
Series 2024E , RB , 5.00% , 07/01/35 ..... 1,500 1,715,596
Series 2024A , RB , 5.00% , 07/01/36 ..... 1,750 1,984,501
Series 2019D , RB , 5.00% , 07/01/37 ..... 3,865 4,105,134
Series 2024B , RB , 5.00% , 07/01/37 ..... 4,000 4,512,922
Series 2024E , RB , 5.00% , 07/01/39 ..... 1,250 1,411,226
Series 2020B , RB , 5.00% , 07/01/39 ..... 4,600 4,945,736
Series 2020B , RB , 5.00% , 07/01/40 ..... 1,500 1,604,420
Series 2022C , RB , 5.00% , 07/01/40 ..... 2,000 2,176,490
Series 2022C , RB , 5.00% , 07/01/41 ..... 2,000 2,160,999
Series 2022C , RB , 5.00% , 07/01/42 ..... 8,185 8,782,635
Series 2017A , RB , 5.00% , 07/01/42 ..... 695 704,852
Series 2016B , RB , 5.00% , 07/01/42 ..... 2,230 2,237,508
Series 2022C , RB , 5.00% , 07/01/43 ..... 2,400 2,557,326
Series 2024A , RB , 5.00% , 07/01/43 ..... 4,450 4,813,645
Series 2024A , RB , 5.00% , 07/01/44 ..... 3,615 3,876,759
Series 2024C , RB , 5.00% , 07/01/44 ..... 1,000 1,072,409
Series 2019A , RB , 5.00% , 07/01/45 ..... 1,510 1,555,197
Series 2021C , RB , 5.00% , 07/01/45 ..... 3,000 3,149,889
Series 2024D , RB , 5.00% , 07/01/45 ..... 4,000 4,284,614
Series 2016A , RB , 5.00% , 07/01/46 ..... 1,000 1,001,232
Series 2022B , RB , 5.00% , 07/01/47 ..... 6,000 6,325,480
Series 2024D , RB , 5.00% , 07/01/47 ..... 9,750 10,397,899
Series 2017C , RB , 5.00% , 07/01/47 ..... 1,000 1,013,001
Series 2017A , RB , 5.00% , 07/01/47 ..... 1,000 1,010,306
Series 2019D , RB , 5.00% , 07/01/49 ..... 3,675 3,769,191
Series 2019C , RB , 5.00% , 07/01/49 ..... 2,455 2,517,922
Series 2021C , RB , 5.00% , 07/01/51 ..... 2,575 2,681,489
Series 2022A , RB , 5.00% , 07/01/51 ..... 2,480 2,582,560
Series 2022C , RB , 5.00% , 07/01/52 ..... 2,100 2,195,237
Series 2022B , RB , 5.00% , 07/01/52 ..... 1,000 1,048,194
Security
Par (000)
Par (000) Value
California (continued)
Series 2024C , RB , 5.00% , 07/01/54 ..... USD 10,750 $ 11,343,578
Series 2023C, Sub-Series C-2 , RB , VRDN
( TD Bank NA SBPA ), 3.60% , 03/03/25
(d)
5,500 5,500,000
Los Angeles Department of Water & Power
Water System
Series 2023A , RB , 5.00% , 07/01/25 ..... 2,000 2,009,207
Series 2020B , RB , 4.00% , 07/01/27 ..... 415 423,566
Series 2018B , RB , 5.00% , 07/01/32 ..... 1,825 1,927,116
Series 2023A , RB , 5.00% , 07/01/34 ..... 1,100 1,246,690
Series 2001B-4 , RB , VRDN ( Barclays Bank
plc SBPA ), 3.45% , 03/03/25
(d)
....... 4,500 4,500,000
Series 2016A , RB , 5.00% , 07/01/35 ..... 2,830 2,852,786
Series 2020C , RB , 5.00% , 07/01/36 ..... 2,695 2,925,033
Series 2017A , RB , 5.00% , 07/01/36 ..... 4,765 4,881,550
Series 2016A , RB , 5.00% , 07/01/38 ..... 1,330 1,338,597
Series 2022D , RB , 5.00% , 07/01/40 ..... 1,220 1,336,230
Series 2022C , RB , 5.00% , 07/01/40 ..... 4,130 4,523,468
Series 2017A , RB , 5.00% , 07/01/41 ..... 2,000 2,032,397
Series 2024B , RB , 5.00% , 07/01/41 ..... 3,200 3,542,463
Series 2022B , RB , 5.00% , 07/01/42 ..... 2,310 2,481,544
Series 2024B , RB , 5.00% , 07/01/42 ..... 2,000 2,194,166
Series 2022C , RB , 5.00% , 07/01/43 ..... 2,650 2,838,225
Series 2018B , RB , 5.00% , 07/01/43 ..... 4,345 4,471,194
Series 2017A , RB , 5.00% , 07/01/44 ..... 2,000 2,023,646
Series 2021B , RB , 5.00% , 07/01/46 ..... 2,950 3,084,995
Series 2016A , RB , 5.00% , 07/01/46 ..... 5,000 5,006,966
Series 2016B , RB , 5.00% , 07/01/46 ..... 250 250,348
Series 2022D , RB , 5.00% , 07/01/47 ..... 6,330 6,681,575
Series 2018B , RB , 5.00% , 07/01/48 ..... 4,025 4,112,885
Series 2018A , RB , 5.00% , 07/01/48 ..... 1,000 1,018,739
Series 2022B , RB , 4.00% , 07/01/49 ..... 1,000 972,267
Series 2023A , RB , 5.00% , 07/01/49 ..... 1,000 1,056,937
Series 2020A , RB , 5.00% , 07/01/50 ..... 6,460 6,696,264
Series 2022B , RB , 5.00% , 07/01/52 ..... 5,760 6,028,178
Series 2023A , RB , 5.25% , 07/01/53 ..... 1,000 1,072,495
Los Angeles Unified School District
Series 2024QRR , GO , 5.00% , 07/01/25 ... 9,000 9,072,857
Series 2022QRR , GO , 5.00% , 07/01/25 ... 2,000 2,016,190
Series 2017A , GO , 5.00% , 07/01/25 ..... 2,050 2,066,595
Series 2019A , GO , 5.00% , 07/01/25 ..... 2,455 2,474,874
Series 2022QRR , GO , 5.00% , 07/01/26 ... 750 775,253
Series 2019A , GO , 5.00% , 07/01/26 ..... 2,500 2,584,176
Series 2024A , GO , 5.00% , 07/01/26 ..... 1,985 2,051,836
Series 2017A , GO , 5.00% , 07/01/26 ..... 3,625 3,747,055
Series 2020C , GO , 5.00% , 07/01/27 ..... 1,070 1,132,262
Series 2021RYRR , GO , 5.00% , 07/01/27 .. 1,250 1,322,736
Series 2019A , GO , 5.00% , 07/01/27 ..... 1,170 1,238,080
Series 2023A , COP , 5.00% , 10/01/27 .... 1,000 1,060,236
Series 2020RYQ , GO , 5.00% , 07/01/28 ... 1,145 1,238,454
Series 2020A , GO , 5.00% , 07/01/28 ..... 875 946,417
Series 2018B-1 , GO , 5.00% , 07/01/28 .... 1,455 1,554,451
Series 2019A , GO , 5.00% , 07/01/28 ..... 3,945 4,266,987
Series 2023QRR , GO , 5.00% , 07/01/28 ... 2,865 3,098,838
Series 2016B , GO , 2.00% , 07/01/29 ..... 6,640 6,237,631
Series 2019A , GO , 5.00% , 07/01/29 ..... 1,850 2,042,082
Series 2022QRR , GO , 5.00% , 07/01/29 ... 1,000 1,103,828
Series 2024A , GO , 5.00% , 07/01/29 ..... 3,180 3,510,173
Series 2023QRR , GO , 5.00% , 07/01/29 ... 3,500 3,863,398
Series 2016A , GO , 5.00% , 07/01/29 ..... 3,400 3,419,881
Series 2021A , GO , 5.00% , 07/01/30 ..... 205 230,579
Series 2020C , GO , 5.00% , 07/01/30 ..... 1,225 1,377,852
Series 2018B-1 , GO , 5.00% , 07/01/30 .... 1,245 1,322,257
Series 2024QRR , GO , 5.00% , 07/01/30 ... 5,000 5,623,886
Series 2016B , GO , 5.00% , 07/01/30 ..... 1,000 1,030,383
Series 2023A , COP , 5.00% , 10/01/30 .... 2,000 2,244,917

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2025
iShares
®
California Muni Bond ETF
8
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2020C , GO , 4.00% , 07/01/31 ..... USD 1,000 $ 1,064,321
Series 2018B-1 , GO , 5.00% , 07/01/31 .... 500 529,753
Series 2024A , GO , 5.00% , 07/01/31 ..... 10,000 11,432,255
Series 2019A , GO , 5.00% , 07/01/31 ..... 1,000 1,091,379
Series 2021A , GO , 4.00% , 07/01/32 ..... 440 467,649
Series 2024A , GO , 5.00% , 07/01/32 ..... 1,010 1,171,296
Series 2019A , GO , 5.00% , 07/01/32 ..... 1,500 1,628,308
Series 2020A , GO , 5.00% , 07/01/33 ..... 6,020 6,720,976
Series 2018B-1 , GO , 5.00% , 07/01/33 .... 2,000 2,109,154
Series 2024A , GO , 5.00% , 07/01/33 ..... 16,500 19,390,897
Series 2024A , GO , 5.00% , 07/01/34 ..... 16,820 20,028,486
Series 2024QRR , GO , 5.00% , 07/01/35 ... 1,000 1,195,946
Series 2022QRR , GO , 5.00% , 07/01/36 ... 1,000 1,155,747
Series 2020RYQ , GO , 4.00% , 07/01/37 ... 3,500 3,637,390
Series 2018B-1 , GO , 5.00% , 07/01/37 .... 1,000 1,049,321
Series A , COP , 5.00% , 10/01/37 ........ 785 907,654
Series 2020C , GO , 3.00% , 07/01/38 ..... 1,000 941,511
Series 2020C , GO , 4.00% , 07/01/39 ..... 2,620 2,695,547
Series 2022QRR , GO , 5.00% , 07/01/39 ... 1,405 1,606,436
Series 2020RYQ , GO , 4.00% , 07/01/40 ... 3,010 3,084,924
Series 2016A , GO , 5.00% , 07/01/40 ..... 4,000 4,015,066
Series 2018B-1 , GO , 5.25% , 07/01/42 .... 3,075 3,216,594
Series 2023QRR , GO , 5.00% , 07/01/43 ... 4,575 5,122,556
Series 2020RYQ , GO , 4.00% , 07/01/44 ... 3,000 3,021,812
Series 2024QRR , GO , 5.00% , 07/01/44 ... 2,000 2,248,119
Series 2022QRR , GO , 5.25% , 07/01/47 ... 750 831,381
Series 2023QRR , GO , 5.25% , 07/01/48 ... 12,500 13,960,136
Series 2024QRR , GO , 5.25% , 07/01/49 ... 8,065 9,049,643
Los Rios Community College District, Series E,
GO, 3.00%, 08/01/25 .............. 1,025 1,026,531
Marin Community College District, Series B, GO,
4.00%, 08/01/40 ................. 2,400 2,472,634
Mendocino-Lake Community College District
(a)
Series B , GO , 0.00% , 08/01/51 ( BAM ) .... 7,000 1,798,236
Series B , GO , 0.00% , 08/01/51 ( AGM ) ... 250 74,735
Menlo Park City School District, Series 2010,
GO, 0.00%, 07/01/44
(a)
............. 435 447,035
Metropolitan Water District of Southern California
Series 2019A , RB , 5.00% , 07/01/25 ..... 125 126,078
Series 2017A , RB , 2.50% , 07/01/26 ..... 230 228,771
Series 2019A , RB , 5.00% , 07/01/26 ..... 1,060 1,097,951
Series 2019A , RB , 5.00% , 07/01/27 ..... 790 837,814
Series 2011C , RB , 5.00% , 10/01/27 ..... 980 1,046,595
Series 2022A , RB , 5.00% , 10/01/27 ..... 175 186,892
Series 2022B , RB , 3.00% , 07/01/28 ..... 5,000 5,065,959
Series 2022A , RB , 5.00% , 10/01/29 ..... 2,000 2,230,235
Series 2022B , RB , 3.00% , 07/01/30 ..... 725 736,197
Series 2016A , RB , 5.00% , 07/01/30 ..... 1,000 1,021,344
Series 2022A , RB , 5.00% , 10/01/33 ..... 1,000 1,175,152
Series 2019A , RB , 5.00% , 07/01/34 ..... 2,020 2,192,913
Series 2019A , RB , 5.00% , 07/01/37 ..... 1,000 1,076,265
Series 2019A , RB , 5.00% , 07/01/38 ..... 1,015 1,089,128
Series 2020C , RB , 5.00% , 07/01/39 ..... 355 391,084
Series 2021A , RB , 5.00% , 10/01/39 ..... 1,680 1,870,830
Series 2020C , RB , 5.00% , 07/01/40 ..... 3,490 3,832,503
Series 2015A , RB , 5.00% , 07/01/40 ..... 1,525 1,537,368
Series 2020A , RB , 5.00% , 10/01/45 ..... 1,000 1,059,593
Series 2023A , RB , 5.00% , 04/01/48 ..... 6,500 7,124,119
Series 2024C , RB , 5.00% , 04/01/49 ..... 8,865 9,765,064
Series 2020A , RB , 5.00% , 10/01/49 ..... 15,915 16,743,624
Miracosta Community College District, Series B,
GO, 4.00%, 08/01/45 .............. 3,000 3,022,575
Moreno Valley Unified School District, Series A,
GO, 5.00%, 08/01/44 (AGM) ......... 10,000 10,096,285
Security
Par (000)
Par (000) Value
California (continued)
Mount Diablo Unified School District, Series
2010A, GO, 5.75%, 08/01/35 (AGM) ..... USD 400 $ 404,364
Mount San Antonio Community College District
Series 2013A , GO , 5.87% , 08/01/28 ..... 5,025 5,481,278
Series 2013A , GO , 0.00% , 08/01/43
(a)
.... 2,235 2,223,065
Series 2024D , GO , 4.00% , 08/01/46 ..... 6,250 6,284,981
Series 2024D , GO , 4.00% , 08/01/49 ..... 10,355 10,334,759
Mountain View-Whisman School District, Series
B, GO, 4.00%, 09/01/42 ............ 250 255,854
Municipal Improvement Corp. of Los Angeles
Series 2016B , RB , 5.00% , 11/01/29 ..... 2,830 2,928,762
Series 2016B , RB , 5.00% , 11/01/30 ..... 500 516,955
Series 2016B , RB , 5.00% , 11/01/32 ..... 1,055 1,089,905
Newport Mesa Unified School District
(a)
Series 2007 , GO , 0.00% , 08/01/31 ( NPFGC ) 5,135 4,198,508
Series 2011 , GO , 0.00% , 08/01/32 ...... 7,000 5,560,351
Series 2011 , GO , 0.00% , 08/01/34 ...... 3,715 2,739,548
Series 2011 , GO , 0.00% , 08/01/35 ...... 2,000 1,418,940
Series 2011 , GO , 0.00% , 08/01/36 ...... 2,625 1,788,286
Series 2011 , GO , 0.00% , 08/01/38 ...... 500 311,251
Series 2017 , GO , 0.00% , 08/01/44 ...... 1,000 428,457
Norman Y Mineta San Jose International Airport
SJC, Series 2017B, RB, 5.00%, 03/01/47 .. 2,000 2,045,929
North Orange County Community College
District
Series 2003B , GO , 0.00% , 08/01/27
( NPFGC )
(a)
.................... 3,000 2,799,454
Series C , GO , 4.00% , 08/01/43 ........ 2,100 2,127,207
Series B , GO , 4.00% , 08/01/44 ........ 6,500 6,516,284
Series C , GO , 4.00% , 08/01/44 ........ 2,625 2,648,947
Northern California Sanitation Agencies
Financing Authority
Series 2020A , RB , 5.00% , 12/01/27 ..... 750 802,466
Series 2021 , RB , 5.00% , 12/01/31 ...... 1,250 1,443,352
Series 2021 , RB , 5.00% , 12/01/33 ...... 1,270 1,457,502
Series 2021 , RB , 3.00% , 12/01/34 ...... 1,500 1,486,655
Series 2024A , RB , 5.00% , 12/01/35 ..... 10,000 11,992,464
Series 2020A , RB , 5.00% , 12/01/41 ..... 2,520 2,761,973
Series 2020A , RB , 5.00% , 12/01/50 ..... 4,105 4,353,590
Northern California Transmission Agency, Series
2016A, RB, 5.00%, 05/01/37 ......... 3,150 3,212,244
Norwalk-La Mirada Unified School District,
Series 2009E, GO, 0.00%, 08/01/38 (AGC)
(a)
2,030 1,176,032
Oakland Unified School District
Series 2015 , GO , 5.00% , 08/01/26 ( AGM ) . 6,710 6,775,942
Series 2016 , GO , 5.00% , 08/01/29 ...... 10,125 10,419,216
Ohlone Community College District, Series C,
GO, 4.00%, 08/01/45 .............. 1,250 1,250,055
Orange County Local Transportation Authority
Sales Tax
Series 2019 , RB , 5.00% , 02/15/30 ...... 500 549,056
Series 2019 , RB , 4.00% , 02/15/38 ...... 3,365 3,444,640
Series 2019 , RB , 5.00% , 02/15/41 ...... 1,500 1,594,254
Orange County Sanitation District
Series 2021A , RB , 5.00% , 02/01/26 ..... 2,005 2,052,328
Series 2022A , COP , 5.00% , 02/01/33 .... 1,000 1,133,912
Orange County Water District
Series 2019C , RB , 5.00% , 08/15/25 ..... 175 176,950
Series 2017A , RB , 4.00% , 08/15/41 ..... 2,755 2,774,413
Palo Alto Unified School District, Series 2008-2,
GO, 0.00%, 08/01/31
(a)
............. 3,450 2,853,051
Palomar Community College District
Series C , GO , 4.00% , 08/01/40 ........ 250 251,495
Series 2017 , GO , 4.00% , 08/01/45 ...... 1,615 1,615,149
Series D , GO , 4.00% , 08/01/46 ........ 1,070 1,067,233

Schedule of Investments
(continued)
February 28, 2025
iShares
®
California Muni Bond ETF
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Peninsula Corridor Joint Powers Board Measure
RR Sales Tax
Series 2022A , RB , 5.00% , 06/01/47 ..... USD 2,025 $ 2,173,566
Series 2022A , RB , 5.00% , 06/01/51 ..... 1,190 1,268,871
Placentia-Yorba Linda Unified School District
(a)
Series D , GO , 0.00% , 08/01/40 ........ 500 277,307
Series D , GO , 0.00% , 08/01/42 ........ 200 98,890
Series D , GO , 0.00% , 08/01/46 ........ 1,300 500,205
Port of Los Angeles
Series 2019B , RB , 5.00% , 08/01/26 ..... 2,030 2,102,778
Series 2016C , RB , 4.00% , 08/01/39 ..... 1,000 1,021,517
Poway Unified School District
(a)
Series A , GO , 0.00% , 08/01/27 ........ 2,500 2,327,216
Series A , GO , 0.00% , 08/01/31 ........ 790 645,032
Series A , GO , 0.00% , 08/01/32 ........ 450 354,740
Series B , GO , 0.00% , 08/01/33 ........ 2,800 2,129,028
Series B , GO , 0.00% , 08/01/34 ........ 7,165 5,251,728
Series B , GO , 0.00% , 08/01/35 ........ 500 352,805
Series B , GO , 0.00% , 08/01/36 ........ 1,000 674,919
Series B , GO , 0.00% , 08/01/38 ........ 755 464,634
Series B , GO , 0.00% , 08/01/39 ........ 8,335 4,877,109
Series B , GO , 0.00% , 08/01/46 ........ 7,940 3,055,716
Series B , GO , 0.00% , 08/01/51 ........ 5,000 1,511,889
Rancho Santiago Community College District,
Series C, GO, 0.00%, 09/01/29 (AGM)
(a)
.. 4,000 3,484,155
Rio Hondo Community College District
Series 2010C , GO , 6.63% , 08/01/42 ..... 1,210 1,539,582
Series 2010C , GO , 6.85% , 08/01/42 ..... 2,960 3,819,892
Riverside Community College District
Series 2025A , GO , 5.00% , 08/01/26
(b)
.... 1,000 1,036,367
Series 2025A , GO , 5.00% , 08/01/27
(b)
.... 1,000 1,060,666
Series 2025A , GO , 5.00% , 08/01/28 ..... 600 650,495
Series 2019 , GO , 3.00% , 08/01/38 ...... 2,040 1,869,286
Series 2025A , GO , 4.00% , 08/01/50
(b)
.... 1,750 1,732,048
Series 2025A , GO , 4.00% , 08/01/54
(b)
.... 585 578,717
Riverside County Public Financing Authority,
Series 2015, RB, 5.25%, 11/01/45 ...... 500 509,129
Riverside County Transportation Commission
Series 2021B-1 , RB , 4.00% , 06/01/37 .... 2,384 2,445,194
Series 2021B-1 , RB , 4.00% , 06/01/38 .... 2,965 3,032,935
Series 2021B-1 , RB , 4.00% , 06/01/40 .... 1,100 1,113,649
Series B , RB , 0.00% , 06/01/41
(a)
....... 2,500 1,247,041
Series 2021B-1 , RB , 4.00% , 06/01/46 .... 6,020 5,970,370
Series 2021B-1 , RB , 3.00% , 06/01/49 .... 2,000 1,579,388
Riverside County Transportation Commission
Sales Tax
Series 2017B , RB , 5.00% , 06/01/25 ..... 420 422,547
Series 2017B , RB , 5.00% , 06/01/29 ..... 1,500 1,591,685
Series 2017B , RB , 5.00% , 06/01/30 ..... 2,500 2,647,537
Series 2017B , RB , 5.00% , 06/01/32 ..... 310 327,143
Series 2017B , RB , 5.00% , 06/01/37 ..... 1,020 1,069,819
Series 2017B , RB , 5.00% , 06/01/38 ..... 1,520 1,592,233
Series 2017A , RB , 5.00% , 06/01/39 ..... 410 425,504
Series 2017B , RB , 5.00% , 06/01/39 ..... 1,000 1,045,884
Riverside Unified School District, Series B, GO,
4.00%, 08/01/42 ................. 1,000 1,001,500
Rowland Unified School District, Series 2009B,
GO, 0.00%, 08/01/39
(a)
............. 1,000 561,160
Sacramento Area Flood Control Agency, Series
2016A, 5.00%, 10/01/47 ............ 1,000 1,022,882
Sacramento City Financing Authority, Series E,
RB, 5.25%, 12/01/30 (AMBAC) ........ 650 720,655
Sacramento City Unified School District, Series
2022A, GO, 5.50%, 08/01/52 (BAM) ..... 7,945 8,615,609
Security
Par (000)
Par (000) Value
California (continued)
Sacramento Municipal Utility District
Series 2022J , RB , 5.00% , 08/15/25 ..... USD 750 $ 758,460
Series 2022J , RB , 5.00% , 08/15/26 ..... 265 274,790
Series 2021I , RB , 5.00% , 08/15/27 ...... 1,000 1,063,325
Series 2019G , RB , 5.00% , 08/15/30 ..... 1,000 1,105,131
Series 2020H , RB , 5.00% , 08/15/35 ..... 2,480 2,776,524
Series 2023C , RB , VRDN ( TD Bank NA
SBPA ), 0.85% , 03/03/25
(d)
.......... 14,330 14,330,000
Series 2023K , RB , 5.00% , 08/15/44 ..... 1,785 1,975,670
Series 2019B , RB , VRDN 5.00% , 10/15/25
(d)
2,635 2,641,488
Series 2024M , RB , 5.00% , 11/15/49 ..... 3,500 3,836,873
Series 2020H , RB , 5.00% , 08/15/50 ..... 3,340 3,533,046
Series 2023K , RB , 5.00% , 08/15/53 ..... 8,145 8,834,509
Series 2024M , RB , 5.00% , 11/15/54 ..... 5,000 5,452,675
Sacramento Transportation Authority Sales Tax
Series 2023 , RB , 5.00% , 10/01/28 ...... 1,500 1,634,886
Series 2023 , RB , 5.00% , 10/01/29 ...... 2,000 2,224,719
Series 2023 , RB , 5.00% , 10/01/32 ...... 1,750 2,047,896
Series 2023 , RB , 5.00% , 10/01/33 ...... 8,265 9,806,242
Series 2023 , RB , 5.00% , 10/01/38 ...... 2,000 2,321,703
San Bernardino Community College District
Series 2009B , GO , 0.00% , 08/01/44
(a)
.... 9,500 3,942,918
Series 2019A , GO , 4.00% , 08/01/44 ..... 500 519,126
San Diego Association of Governments, Series
2019A, RB, 5.00%, 11/15/26 ......... 2,350 2,389,542
San Diego Association of Governments
South Bay Expressway, Series 2017A, RB,
5.00%, 07/01/42 ................. 3,000 3,090,905
San Diego Community College District
Series 2016 , GO , 5.00% , 08/01/27 ...... 555 575,927
Series 2016 , GO , 5.00% , 08/01/28 ...... 1,450 1,504,046
Series 2016 , GO , 5.00% , 08/01/30 ...... 650 673,773
Series 2016 , GO , 5.00% , 08/01/31 ...... 2,035 2,109,428
Series 2016 , GO , 4.00% , 08/01/32 ...... 500 511,389
Series 2016 , GO , 4.00% , 08/01/41 ...... 3,500 3,579,722
Series 2016 , GO , 5.00% , 08/01/41 ...... 6,250 6,478,587
Series A-1 , GO , 4.00% , 08/01/50 ....... 15,000 14,960,057
Series A-1 , GO , 5.00% , 08/01/55 ....... 5,000 5,500,138
San Diego County Regional Airport Authority
Series 2019A , RB , 5.00% , 07/01/35 ..... 1,500 1,632,706
Series 2019A , RB , 5.00% , 07/01/36 ..... 5,800 6,293,961
Series 2019A , RB , 5.00% , 07/01/39 ..... 2,000 2,156,506
Series A , RB , 5.00% , 07/01/42 ......... 1,000 1,035,188
Series 2019A , RB , 5.00% , 07/01/44 ..... 400 421,968
Series 2021A , RB , 4.00% , 07/01/46 ..... 2,000 1,986,305
Series 2019A , RB , 5.00% , 07/01/49 ..... 1,400 1,465,112
Series 2021A , RB , 5.00% , 07/01/51 ..... 2,000 2,126,039
Series 2021A , RB , 4.00% , 07/01/56 ..... 1,000 969,683
Series 2021A , RB , 5.00% , 07/01/56 ..... 2,000 2,122,890
San Diego County Regional Transportation
Commission
Series 2023A , RB , 5.00% , 04/01/28 ..... 1,300 1,402,382
Series 2023A , RB , 5.00% , 04/01/30 ..... 1,375 1,545,858
Series 2023A , RB , 5.00% , 04/01/35 ..... 1,500 1,757,187
Series 2016A , RB , 5.00% , 04/01/41 ..... 2,000 2,038,796
Series 2016A , RB , 5.00% , 04/01/48 ..... 2,115 2,146,101
Series 2021B , RB , 5.00% , 04/01/48 ..... 4,380 4,673,255
San Diego County Water Authority
Series 2021S-1 , RB , 5.00% , 05/01/28 .... 4,730 5,081,364
Series 2021B , RB , 4.00% , 05/01/38 ..... 2,500 2,624,565
Series 2022A , RB , 5.00% , 05/01/47 ..... 2,000 2,172,317
Series 2022A , RB , 5.00% , 05/01/52 ..... 1,570 1,689,802
San Diego Public Facilities Financing Authority
Series 2015 , RB , 5.00% , 05/15/25 ...... 1,000 1,004,860
Series 2016B , RB , 5.00% , 08/01/25 ..... 310 313,248

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2025
iShares
®
California Muni Bond ETF
10
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2016B , RB , 5.00% , 08/01/27 ..... USD 1,535 $ 1,585,891
Series 2016A , RB , 5.00% , 05/15/29 ..... 500 514,144
Series 2018A , RB , 5.00% , 08/01/43 ..... 500 522,472
Series A , RB , 5.00% , 10/15/44 ......... 1,000 1,006,669
Series 2021A , RB , 5.00% , 10/15/46 ..... 1,000 1,070,166
Series 2023A , RB , 5.25% , 08/01/48 ..... 9,080 10,118,897
Series 2023A , RB , 4.00% , 08/01/52 ..... 1,730 1,735,183
Series 2024A , RB , 5.00% , 05/15/54 ..... 6,265 6,852,547
Series 2024A , RB , 5.00% , 10/15/54 ..... 3,995 4,350,200
San Diego Unified School District
Series 2024H-2 , GO , 5.00% , 07/01/25 ... 7,255 7,315,650
Series 2015R-4 , GO , 5.00% , 07/01/26 ... 1,000 1,007,841
Series 2015R-4 , GO , 5.00% , 07/01/27 ... 350 352,633
Series 2015R-4 , GO , 5.00% , 07/01/28 ... 180 181,345
Series 2022O-2 , GO , 5.00% , 07/01/29 ... 4,000 4,427,448
Series 2016R-5 , GO , 5.00% , 07/01/29 ... 5,760 5,935,003
Series 2010C , GO , 0.00% , 07/01/30
(a)
.... 1,840 1,564,900
Series R-1 , GO , 0.00% , 07/01/31
(a)
...... 1,820 1,494,931
Series SR-1 , GO , 4.00% , 07/01/31 ...... 500 506,736
Series 2012E , GO , 0.00% , 07/01/32
(a)
.... 3,440 2,723,863
Series SR-1 , GO , 4.00% , 07/01/32 ...... 220 222,771
Series 2010C , GO , 0.00% , 07/01/35
(a)
.... 300 210,856
Series 2010C , GO , 0.00% , 07/01/36
(a)
.... 3,240 2,186,693
Series 2020D-2 , GO , 3.00% , 07/01/37 ... 2,400 2,260,484
Series 2010C , GO , 0.00% , 07/01/38
(a)
.... 1,930 1,190,368
Series 2010C , GO , 0.00% , 07/01/39
(a)
.... 4,350 2,552,760
Series 2020D-2 , GO , 3.00% , 07/01/39 ... 1,030 945,233
Series R-2 , GO , 0.00% , 07/01/40
(a)
...... 800 825,726
Series R-2 , GO , 0.00% , 07/01/41
(a)
...... 450 457,129
Series 2024ZR-5A , GO , 5.00% , 07/01/41 .. 1,000 1,155,632
Series 2010C , GO , 0.00% , 07/01/42
(a)
.... 3,215 1,593,363
Series 2012E , GO , 0.00% , 07/01/42
(a)
.... 1,340 1,095,955
Series 2019L , GO , 4.00% , 07/01/44 ..... 2,015 2,016,747
Series 2024H-2 , GO , 5.00% , 07/01/44 ... 2,210 2,483,588
Series 2010C , GO , 0.00% , 07/01/45
(a)
.... 2,780 1,167,414
Series 2024ZR-5A , GO , 5.00% , 07/01/45
(c)
1,200 1,340,653
Series 2010C , GO , 0.00% , 07/01/46
(a)
.... 1,860 743,191
Series 2021N-2 , GO , 3.00% , 07/01/46 ... 3,000 2,471,856
Series 2021N-2 , GO , 4.00% , 07/01/46 ... 2,500 2,500,176
Series 2010C , GO , 0.00% , 07/01/47
(a)
.... 1,100 416,849
Series 2010C , GO , 0.00% , 07/01/47
(a)
.... 780 754,181
Series 2012E , GO , 0.00% , 07/01/47
(a)
.... 3,025 2,423,486
Series 2017I , GO , 4.00% , 07/01/47 ...... 5,675 5,646,968
Series 2024ZR-5A , GO , 5.00% , 07/01/47
(c)
1,660 1,842,051
Series 2010C , GO , 0.00% , 07/01/48
(a)
.... 1,100 1,059,039
Series 2023N2 , GO , 5.00% , 07/01/48 .... 1,000 1,095,168
Series 2023A-3 , GO , 5.00% , 07/01/48 .... 17,750 19,439,234
Series 2012E , GO , 0.00% , 07/01/49
(a)
.... 4,000 1,370,251
Series 2019L , GO , 4.00% , 07/01/49 ..... 1,000 993,421
Series 2024H-2 , GO , 5.00% , 07/01/49 ... 1,220 1,342,930
Series 2020M-2 , GO , 3.00% , 07/01/50 ... 8,055 6,331,659
Series 2020D-2 , GO , 4.00% , 07/01/50 ... 5,085 5,032,853
Series 2021E-2 , GO , 4.00% , 07/01/51 .... 2,300 2,271,555
Series 2023G-3 , GO , 4.00% , 07/01/53 ... 12,285 12,164,836
San Dieguito Union High School District, Series
B-2, GO, 4.00%, 02/01/40 ........... 200 200,131
San Francisco Bay Area Rapid Transit District
Series 2015D , GO , 4.00% , 08/01/33 ..... 2,250 2,254,948
Series 2020C-1 , GO , 4.00% , 08/01/35 ... 1,000 1,036,042
Series 2020C-1 , GO , 3.00% , 08/01/36 ... 4,025 3,834,203
Series 2020C-1 , GO , 3.00% , 08/01/38 ... 1,625 1,511,829
Series A-1 , GO , 4.00% , 08/01/42 ....... 1,000 1,002,642
Series A-1 , GO , 5.00% , 08/01/47 ....... 1,015 1,044,582
Series 2019B-1 , GO , 3.00% , 08/01/49 .... 3,700 2,901,253
Series 2020C-1 , GO , 3.00% , 08/01/50 ... 2,600 2,010,256
Security
Par (000)
Par (000) Value
California (continued)
San Francisco Bay Area Rapid Transit District
Sales Tax
Series 2015A , RB , 5.00% , 07/01/27 ..... USD 5,765 $ 5,808,183
Series 2019A , RB , 4.00% , 07/01/37 ..... 1,000 1,017,068
Series 2019A , RB , 4.00% , 07/01/38 ..... 2,000 2,033,290
Series 2019A , RB , 3.00% , 07/01/44 ..... 1,200 997,396
San Francisco City & County Airport Comm-San
Francisco International Airport
Series 2016D , RB , 5.00% , 05/01/25 ..... 250 250,968
Series 2016A , RB , 5.00% , 05/01/26 ..... 1,000 1,029,126
Series 2019D , RB , 5.00% , 05/01/31 ..... 1,230 1,347,888
Series 2021-2B , RB , 5.00% , 05/01/32 .... 350 398,338
Series 2021-2B , RB , 5.00% , 05/01/34 .... 2,200 2,485,928
Series 2019D , RB , 5.00% , 05/01/35 ..... 1,955 2,127,125
Series 2020-2B , RB , 4.00% , 05/01/37 .... 4,000 4,140,995
Series 2025B , RB , 5.00% , 05/01/37 ..... 1,000 1,189,275
Series 2024B , RB , 5.00% , 05/01/42 ..... 6,680 7,552,888
Series 2024B , RB , 5.00% , 05/01/44 ..... 1,500 1,667,966
Series 2016C , RB , 5.00% , 05/01/46 ..... 8,850 8,973,305
Series 2017B , RB , 5.00% , 05/01/47 ..... 1,500 1,540,904
Series 2018E , RB , 5.00% , 05/01/48 ..... 2,000 2,075,767
Series 2019B , RB , 5.00% , 05/01/49 ..... 3,000 3,139,267
Series 2024B , RB , 5.00% , 05/01/49 ..... 4,180 4,570,741
Series 2019-2F , RB , 5.00% , 05/01/50 .... 745 778,053
Series 2022-2B , RB , 5.00% , 05/01/52 .... 1,500 1,603,373
Series 2025B , RB , 5.00% , 05/01/53 ..... 3,000 3,275,003
San Francisco City & County Public Utilities
Commission Power, Series 2021A, RB,
4.00%, 11/01/51 ................. 2,090 2,070,688
San Francisco City & County Public Utilities
Commission Wastewater
Series 2022B , RB , 5.00% , 10/01/25 ..... 2,280 2,315,010
Series 2016A , RB , 5.00% , 10/01/27 ..... 530 536,580
Series 2023A , RB , 5.00% , 10/01/28 ..... 3,195 3,487,152
Series 2023A , RB , 5.00% , 10/01/30 ..... 5,000 5,682,053
Series 2013B , RB , 4.00% , 10/01/42 ..... 2,175 2,174,967
Series 2018A , RB , 4.00% , 10/01/43 ..... 1,000 997,716
Series 2018B , RB , 5.00% , 10/01/43 ..... 1,000 1,043,669
Series 2021A , RB , 5.00% , 10/01/45 ..... 7,485 8,128,081
Series 2021A , RB , 4.00% , 10/01/47 ..... 2,000 2,006,444
Series 2024C , RB , 5.00% , 10/01/49 ..... 8,000 8,783,038
Series 2024C , RB , 5.00% , 10/01/54 ..... 21,480 23,419,565
Series 2024D , RB , 5.00% , 10/01/54 ..... 2,000 2,180,593
San Francisco Community College District
Series 2025 , GO , 5.00% , 06/15/27
(b)
..... 4,800 5,051,629
Series 2025 , GO , 5.00% , 06/15/31
(b)
..... 6,000 6,803,176
Series B , GO , 5.25% , 06/15/49 ( BAM ) .... 7,410 8,173,872
San Francisco County Transportation Authority
Sales Tax, Series 2017, RB, 4.00%, 02/01/26 1,480 1,501,410
San Francisco Municipal Transportation Agency
Series 2017 , RB , 4.00% , 03/01/46 ...... 740 737,089
Series 2021C , RB , 4.00% , 03/01/51 ..... 2,400 2,378,237
San Joaquin County Transportation Authority
Measure K Sales Tax, Series 2017, RB,
4.00%, 03/01/41 ................. 500 500,491
San Joaquin Hills Transportation Corridor
Agency
Series 1993 , RB , 0.00% , 01/01/26
(a)
..... 280 273,939
Series 1997A , RB , 0.00% , 01/15/26
( NPFGC )
(a)
.................... 400 388,821
RB , 0.00% , 01/01/28
(a)
.............. 750 695,782
Series 2021A , RB , 5.00% , 01/15/31 ..... 1,500 1,658,010
Series 2021A , RB , 5.00% , 01/15/33 ..... 8,830 9,835,943
Series 2021A , RB , 4.00% , 01/15/34 ..... 3,107 3,240,765

Schedule of Investments
(continued)
February 28, 2025
iShares
®
California Muni Bond ETF
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
San Jose Evergreen Community College District,
Series B, GO, 3.00%, 09/01/40 ........ USD 1,250 $ 1,134,122
San Jose Financing Authority, Series 2022B, RB,
5.00%, 11/01/52 ................. 7,300 7,926,904
San Jose Unified School District
(a)
Series 2002C , GO , 0.00% , 08/01/28
( NPFGC ) ..................... 1,455 1,317,859
Series C , GO , 0.00% , 08/01/29 ( NPFGC ) . 1,060 933,726
Series C , GO , 0.00% , 08/01/30 ( NPFGC ) . 3,150 2,694,679
Series C , GO , 0.00% , 06/01/31 ( NPFGC ) . 400 332,031
San Juan Unified School District
Series 2019N , GO , 4.00% , 08/01/29 ..... 5,000 5,085,998
Series 2022 , GO , 4.00% , 08/01/46 ...... 1,095 1,099,844
San Marcos Unified School District
(a)
Series A , GO , 0.00% , 08/01/28 ........ 655 590,677
Series B , GO , 0.00% , 08/01/38 ........ 565 342,571
Series B , GO , 0.00% , 08/01/47 ........ 2,500 925,276
Series B , GO , 0.00% , 08/01/51 ........ 1,500 463,860
San Mateo County Community College District
Series 2006B , GO , 0.00% , 09/01/26
( NPFGC )
(a)
.................... 1,550 1,485,210
Series 2006B , GO , 0.00% , 09/01/30
( NPFGC )
(a)
.................... 4,500 3,841,408
Series A , GO , 0.00% , 09/01/30 ( NPFGC )
(a)
2,000 1,707,292
Series 2006B , GO , 0.00% , 09/01/32
( NPFGC )
(a)
.................... 5,020 3,990,291
Series 2006B , GO , 0.00% , 09/01/35
( NPFGC )
(a)
.................... 3,380 2,395,251
Series 2015A , GO , 5.00% , 09/01/45 ..... 775 784,352
Series 2018B , GO , 5.00% , 09/01/45 ..... 4,475 4,672,761
San Mateo County Transit District
Series 2015A , RB , 5.00% , 06/01/29 ..... 4,300 4,323,152
Series 2025A , RB , 5.00% , 06/01/32
(b)
.... 1,000 1,173,176
San Mateo Foster City Public Financing Authority
Series 2021B , RB , 5.00% , 08/01/25 ..... 6,415 6,479,414
Series 2019 , RB , 5.00% , 08/01/49 ...... 3,000 3,139,573
San Mateo Foster City School District
Series A , GO , 0.00% , 08/01/42
(a)
....... 2,235 2,430,180
Series B , GO , 4.00% , 08/01/51 ........ 10,000 10,034,131
San Mateo Union High School District
(a)
Series 2011A , GO , 0.00% , 09/01/33 ..... 500 494,557
Series 2011A , GO , 0.00% , 09/01/41 ..... 1,915 2,051,984
Series 2011A , GO , 0.00% , 07/01/51 ..... 1,755 1,386,250
Sanger Unified School District, COP,
5.00%, 06/01/45 (AGM) ............ 1,000 1,044,318
Santa Barbara Finance Authority, Series 2024,
RB, 4.00%, 05/15/57 .............. 2,000 1,962,898
Santa Barbara Secondary High School District,
Series 2011A, GO, 0.00%, 08/01/40
(a)
.... 1,755 928,401
Santa Barbara Unified School District, Series A,
GO, 4.00%, 08/01/41 .............. 2,000 2,018,350
Santa Clara County Financing Authority, Series
2016Q, RB, 3.00%, 05/15/34 ......... 7,735 7,403,561
Santa Clara Unified School District, Series 2019,
GO, 3.00%, 07/01/36 .............. 3,370 3,198,495
Santa Clara Valley Transportation Authority
Series 2023A , RB , 5.00% , 04/01/27 ..... 1,005 1,059,523
Series 2023A , RB , 5.00% , 04/01/28 ..... 1,000 1,078,756
Series 2015A , RB , 5.00% , 04/01/34 ..... 500 500,939
Series 2023A , RB , 5.00% , 04/01/36 ..... 1,000 1,166,570
Santa Clara Valley Water District
Series A , RB , 5.00% , 06/01/41 ......... 2,825 2,856,029
Series A , RB , 5.00% , 06/01/46 ......... 1,410 1,422,173
Series 2024A-1 , RB , 5.00% , 06/01/50 .... 3,000 3,296,678
Series 2024A-1 , RB , 5.00% , 06/01/52 .... 5,000 5,481,168
Security
Par (000)
Par (000) Value
California (continued)
Santa Clara Valley Water District Safe Clean
Water
Series 2022B , COP , 5.00% , 12/01/26 .... USD 1,825 $ 1,901,404
Series 2022A , RB , 5.00% , 08/01/47 ..... 1,000 1,091,452
Santa Clarita Community College District, Series
2019, GO, 3.00%, 08/01/49 .......... 1,660 1,330,430
Santa Monica Community College District
Series 2018A , GO , 4.00% , 08/01/39 ..... 565 573,077
Series 2018A , GO , 5.00% , 08/01/43 ..... 4,590 4,820,380
Series 2022B , GO , 5.00% , 08/01/45 ..... 1,020 1,111,811
Series 2018A , GO , 4.00% , 08/01/47 ..... 4,485 4,494,170
Santa Monica-Malibu Unified School District
Series A , GO , 3.00% , 08/01/49 ........ 1,500 1,188,972
Series B , GO , 4.00% , 08/01/50 ........ 1,000 991,308
Simi Valley Unified School District, Series
2007C, GO, 0.00%, 08/01/32 (AGM)
(a)
.... 10,000 7,949,157
Sonoma County Junior College District, Series
B, GO, 3.00%, 08/01/41 ............ 1,500 1,311,198
South San Francisco Unified School District,
Series 2016C, GO, 4.00%, 09/01/37 ..... 1,000 1,006,299
Southern California Public Power Authority
Series 2015C , RB , 5.00% , 07/01/26 ..... 1,070 1,071,204
Series 2023-1 , RB , 5.00% , 07/01/28 ..... 2,610 2,778,436
Series 2023-1 , RB , 5.00% , 07/01/29 ..... 4,000 4,325,987
Series 2023-1 , RB , 5.00% , 07/01/30 ..... 3,000 3,292,551
Series 2024A , RB , 5.00% , 07/01/34 ..... 2,500 2,863,531
Series 2024A , RB , 5.00% , 07/01/35 ..... 2,500 2,891,909
Series 2020-3 , RB , VRDN ( Bank of America
NA SBPA ), 1.25% , 03/03/25
(d)
....... 11,470 11,470,000
Series 2024-1 , RB , 5.00% , 07/01/46 ..... 5,000 5,342,454
Series 2024-1 , RB , 5.00% , 07/01/49 ..... 3,485 3,697,462
Series 2024-1 , RB , 5.00% , 07/01/53 ..... 9,400 9,953,941
Southern California Water Replenishment
District, Series 2015, RB, 5.00%, 08/01/41 . 1,000 1,006,802
Southwestern Community College District
Series C , GO , 0.00% , 08/01/41
(a)
....... 650 340,980
Series D , GO , 5.00% , 08/01/44 ........ 500 504,979
Series C , GO , 0.00% , 08/01/46
(a)
....... 6,730 2,524,967
Series A , GO , 4.00% , 08/01/47 ........ 2,000 2,001,152
State of California
GO , 4.00% , 03/01/25 ............... 475 475,000
GO , 5.00% , 03/01/25 ............... 250 250,000
GO , 5.00% , 04/01/25 ............... 700 701,306
GO , 5.00% , 08/01/25 ............... 5,170 5,222,647
Series B , GO , 5.00% , 09/01/25 ........ 1,015 1,027,471
GO , 5.00% , 09/01/25 ............... 1,005 1,017,348
GO , 5.00% , 10/01/25 ............... 16,580 16,819,132
Series 2017 , GO , 4.00% , 11/01/25 ...... 240 242,404
GO , 5.00% , 11/01/25 ............... 800 813,221
GO , 5.00% , 12/01/25 ............... 4,485 4,568,668
GO , 5.00% , 03/01/26 ............... 2,995 3,000,053
GO , 5.00% , 04/01/26 ............... 7,675 7,884,673
GO , 5.00% , 08/01/26 ............... 9,720 10,020,316
Series 2016 , GO , 5.00% , 08/01/26 ...... 2,280 2,361,595
Series C , GO , 5.00% , 09/01/26 ........ 3,500 3,538,384
GO , 5.00% , 09/01/26 ............... 14,850 15,413,209
GO , 5.00% , 10/01/26 ............... 15,340 15,902,345
Series 2017 , GO , 5.00% , 11/01/26 ...... 2,500 2,605,754
Series 2003 , GO , 5.00% , 02/01/27 ( AMBAC ) 200 209,740
GO , 4.00% , 03/01/27 ............... 5,000 5,157,376
GO , 5.00% , 03/01/27 ............... 1,400 1,402,376
GO , 5.00% , 04/01/27 ............... 680 712,710
Series C , GO , 5.00% , 08/01/27 ........ 3,350 3,535,644
Series 2016 , GO , 5.00% , 08/01/27 ...... 760 785,244
GO , 5.00% , 08/01/27 ............... 2,120 2,175,160

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2025
iShares
®
California Muni Bond ETF
12
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
GO , 5.00% , 09/01/27 ............... USD 7,055 $ 7,377,331
GO , 4.00% , 10/01/27 ............... 1,740 1,799,624
GO , 5.00% , 10/01/27 ............... 9,915 10,374,765
Series 2020 , GO , 5.00% , 11/01/27 ...... 1,200 1,272,981
Series 2017 , GO , 5.00% , 11/01/27 ...... 1,325 1,405,583
GO , 5.00% , 11/01/27 ............... 9,600 10,183,850
GO , 5.00% , 12/01/27 ............... 6,780 7,204,450
GO , 5.00% , 08/01/28 ............... 12,355 12,952,633
GO , 4.00% , 09/01/28 ............... 1,450 1,472,782
GO , 5.00% , 09/01/28 ............... 6,395 6,834,016
Series C , GO , 5.00% , 09/01/28 ........ 805 813,253
GO , 5.00% , 10/01/28 ............... 16,375 17,682,837
GO , 5.00% , 11/01/28 ............... 5,135 5,553,613
GO , 5.00% , 12/01/28 ............... 4,040 4,376,030
GO , 3.00% , 03/01/29 ............... 1,000 996,719
GO , 5.00% , 03/01/29 ............... 3,115 3,390,809
GO , 5.00% , 04/01/29 ............... 4,375 4,769,629
Series 2016 , GO , 5.00% , 08/01/29 ...... 1,920 1,979,182
GO , 5.00% , 08/01/29 ............... 12,440 13,600,089
GO , 4.00% , 09/01/29 ............... 10,005 10,565,077
GO , 5.00% , 09/01/29 ............... 6,680 6,897,265
GO , 5.00% , 10/01/29 ............... 11,115 12,169,902
GO , 5.00% , 11/01/29 ............... 1,500 1,652,623
GO , 5.00% , 12/01/29 ............... 2,405 2,653,601
GO , 5.00% , 03/01/30 ............... 170 188,484
GO , 5.00% , 04/01/30 ............... 3,175 3,501,626
GO , 4.00% , 08/01/30 ............... 5,000 5,062,405
Series C , GO , 5.00% , 08/01/30 ........ 100 105,146
GO , 5.00% , 08/01/30 ............... 5,545 6,111,350
Series C , GO , 5.00% , 09/01/30 ........ 5,675 5,730,105
GO , 5.00% , 10/01/30 ............... 2,000 2,238,594
GO , 5.00% , 11/01/30 ............... 9,275 10,395,046
Series 2017 , GO , 5.00% , 11/01/30 ...... 4,680 4,943,626
GO , 5.00% , 03/01/31 ............... 4,000 4,112,809
GO , 5.00% , 04/01/31 ............... 6,415 7,239,942
GO , 5.00% , 08/01/31 ............... 13,950 15,821,324
GO , 5.25% , 08/01/31 ............... 1,680 1,694,987
GO , 5.00% , 09/01/31 ............... 8,060 8,926,411
GO , 5.00% , 10/01/31 ............... 695 783,364
GO , 5.00% , 11/01/31 ............... 17,830 19,763,157
Series 2017 , GO , 5.00% , 11/01/31 ...... 3,000 3,165,651
GO , 5.00% , 03/01/32 ............... 3,900 4,306,040
GO , 5.00% , 04/01/32 ............... 10,405 11,822,562
GO , 5.00% , 08/01/32 ............... 5,525 6,343,065
Series 2007 , GO , 5.25% , 08/01/32 ( AGM ) . 1,825 2,104,458
GO , 5.00% , 09/01/32 ............... 16,325 18,405,221
Series 2024 , GO , 5.00% , 09/01/32 ...... 5,000 5,746,297
GO , 3.00% , 10/01/32 ............... 820 797,915
GO , 5.00% , 10/01/32 ............... 2,750 3,072,526
GO , 5.00% , 11/01/32 ............... 20,390 23,300,546
GO , 5.00% , 12/01/32 ............... 775 794,606
GO , 5.00% , 03/01/33 ............... 4,690 5,163,557
GO , 5.00% , 04/01/33 ............... 6,400 7,275,080
GO , 5.00% , 08/01/33 ............... 4,000 4,112,080
GO , 4.00% , 09/01/33 ............... 3,560 3,598,189
Series 2024 , GO , 5.00% , 09/01/33 ...... 3,045 3,541,545
GO , 5.00% , 09/01/33 ............... 10,215 11,655,147
GO , 4.00% , 10/01/33 ............... 2,855 3,028,470
GO , 5.00% , 10/01/33 ............... 2,175 2,504,836
GO , 5.00% , 03/01/34 ............... 3,600 3,957,515
GO , 4.00% , 09/01/34 ............... 5,865 6,308,433
GO , 5.00% , 09/01/34 ............... 8,935 9,844,612
GO , 3.00% , 10/01/34 ............... 1,900 1,895,611
GO , 4.00% , 10/01/34 ............... 1,535 1,624,245
GO , 5.00% , 10/01/34 ............... 13,230 15,235,815
Security
Par (000)
Par (000) Value
California (continued)
GO , 3.00% , 11/01/34 ............... USD 7,475 $ 7,467,359
Series 2017 , GO , 4.00% , 11/01/34 ...... 3,300 3,365,707
GO , 5.00% , 11/01/34 ............... 1,000 1,071,616
GO , 5.00% , 12/01/34 ............... 1,780 1,977,311
Series 2022 , GO , 5.00% , 04/01/35 ...... 1,365 1,546,454
GO , 5.00% , 04/01/35 ............... 1,000 1,078,488
GO , 5.00% , 08/01/35 ............... 7,900 8,711,781
GO , 5.00% , 09/01/35 ............... 4,085 4,202,724
Series 2024 , GO , 5.00% , 09/01/35 ...... 14,470 16,824,490
GO , 3.00% , 10/01/35 ............... 1,850 1,832,332
GO , 4.00% , 10/01/35 ............... 1,735 1,826,126
GO , 5.00% , 10/01/35 ............... 7,010 7,412,243
GO , 5.00% , 12/01/35 ............... 5,000 5,540,084
GO , 4.00% , 03/01/36 ............... 11,285 11,737,657
GO , 5.00% , 08/01/36 ............... 4,390 4,929,561
GO , 4.00% , 09/01/36 ............... 4,000 4,027,103
GO , 5.00% , 09/01/36 ............... 12,185 13,791,224
GO , 3.00% , 10/01/36 ............... 11,000 10,783,341
GO , 4.00% , 10/01/36 ............... 4,225 4,387,002
GO , 5.00% , 10/01/36 ............... 11,535 13,210,104
GO , 5.00% , 11/01/36 ............... 2,510 2,682,867
Series 2017 , GO , 5.00% , 11/01/36 ...... 3,290 3,451,926
GO , 4.00% , 03/01/37 ............... 3,815 3,959,377
GO , 5.00% , 08/01/37 ............... 2,125 2,262,801
GO , 4.00% , 09/01/37 ............... 3,505 3,526,246
Series 2024 , GO , 4.00% , 09/01/37 ...... 2,700 2,867,730
GO , 5.00% , 09/01/37 ............... 8,000 9,205,059
Series 2024 , GO , 5.00% , 09/01/37 ...... 10,775 12,481,483
Series 2019 , GO , 3.00% , 10/01/37 ...... 1,375 1,318,519
GO , 5.00% , 11/01/37 ............... 7,500 8,526,147
GO , 5.00% , 08/01/38 ............... 2,250 2,305,505
GO , 4.00% , 11/01/38 ............... 4,950 5,138,960
GO , 5.00% , 09/01/39 ............... 16,625 19,002,723
GO , 4.00% , 10/01/39 ............... 3,500 3,606,785
GO , 5.00% , 10/01/39 ............... 1,000 1,138,509
GO , 5.25% , 10/01/39 ............... 4,125 4,209,934
GO , 4.00% , 11/01/39 ............... 2,500 2,584,301
GO , 5.00% , 11/01/39 ............... 3,505 3,743,615
GO , 4.00% , 03/01/40 ............... 2,000 2,055,224
GO , 4.00% , 11/01/40 ............... 1,150 1,185,563
GO , 5.00% , 09/01/41 ............... 18,000 20,023,689
GO , 4.00% , 10/01/41 ............... 11,895 12,173,160
GO , 5.00% , 10/01/41 ............... 2,425 2,656,137
Series 2022 , GO , 4.00% , 04/01/42 ...... 1,680 1,712,882
Series 2022 , GO , 5.00% , 04/01/42 ...... 1,515 1,669,015
GO , 5.00% , 09/01/42 ............... 5,000 5,534,772
GO , 5.00% , 10/01/42 ............... 10,765 11,946,583
GO , 5.00% , 11/01/42 ............... 2,500 2,772,495
GO , 4.00% , 09/01/43 ............... 13,070 13,279,740
Series 2024 , GO , 5.00% , 09/01/43 ...... 5,000 5,591,891
GO , 5.00% , 09/01/43 ............... 4,000 4,450,845
GO , 2.38% , 12/01/43 ............... 925 706,194
GO , 5.00% , 09/01/44 ............... 1,000 1,112,696
GO , 4.00% , 11/01/44 ............... 975 974,951
GO , 4.00% , 03/01/45 ............... 500 499,680
GO , 5.00% , 04/01/45 ............... 3,145 3,313,607
GO , 4.00% , 08/01/45 ............... 250 249,831
GO , 5.00% , 08/01/45 ............... 3,400 3,420,471
GO , 5.00% , 10/01/45 ............... 1,145 1,258,934
GO , 3.00% , 03/01/46 ............... 1,000 839,833
GO , 4.00% , 03/01/46 ............... 9,960 10,019,207
GO , 5.00% , 08/01/46 ............... 6,500 6,595,587
GO , 5.00% , 09/01/46 ............... 1,000 1,015,479
GO , 5.00% , 12/01/46 ............... 2,000 2,139,964
GO , 5.25% , 09/01/47 ............... 5,045 5,561,943

Schedule of Investments
(continued)
February 28, 2025
iShares
®
California Muni Bond ETF
Schedule of Investments
13
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
GO , 5.00% , 10/01/47 ............... USD 3,850 $ 3,892,238
Series 2017 , GO , 4.00% , 11/01/47 ...... 1,500 1,499,167
Series 2017 , GO , 5.00% , 11/01/47 ...... 800 827,453
GO , 5.00% , 09/01/48 ............... 2,000 2,191,452
GO , 4.00% , 04/01/49 ............... 1,000 1,001,660
GO , 5.00% , 08/01/49 ............... 4,740 5,193,262
GO , 5.50% , 08/01/49 ............... 3,275 3,741,902
GO , 3.00% , 03/01/50 ............... 505 406,789
GO , 4.00% , 10/01/50 ............... 2,500 2,502,515
GO , 3.00% , 11/01/50 ............... 1,500 1,204,952
GO , 2.38% , 10/01/51 ............... 2,000 1,357,253
GO , 3.00% , 04/01/52 ............... 2,000 1,600,121
GO , 4.25% , 09/01/52 ............... 1,310 1,331,247
GO , 5.25% , 09/01/53 ............... 7,000 7,715,955
GO , 5.25% , 08/01/54 ............... 500 555,111
GO , 5.50% , 08/01/54 ............... 5,000 5,678,641
State of California Department of Water
Resources
Series AS , RB , 5.00% , 12/01/25 ........ 2,315 2,323,724
Series BB , RB , 5.00% , 12/01/25 ........ 240 244,621
Series BB , RB , 5.00% , 12/01/26 ........ 1,900 1,986,405
Series AW , RB , 5.00% , 12/01/28 ....... 1,040 1,084,428
Series BB , RB , 5.00% , 12/01/28 ........ 2,015 2,205,228
Series AW , RB , 5.00% , 12/01/29 ....... 4,730 4,930,056
Series AW , RB , 5.00% , 12/01/30 ....... 4,700 4,898,248
Series BD , RB , 5.00% , 12/01/31 ....... 2,555 2,935,713
Series BA , RB , 5.00% , 12/01/32 ........ 2,540 2,790,691
Series AW , RB , 5.00% , 12/01/33 ....... 1,050 1,095,465
Series BA , RB , 5.00% , 12/01/33 ........ 1,500 1,643,424
Series BB , RB , 5.00% , 12/01/33 ........ 2,045 2,311,677
Series BD , RB , 4.00% , 12/01/34 ....... 2,005 2,142,207
Series AW , RB , 4.00% , 12/01/35 ....... 1,000 1,017,701
Series BD , RB , 4.00% , 12/01/35 ....... 3,000 3,193,890
Series BA , RB , 5.00% , 12/01/35 ........ 580 640,011
Sunnyvale School District, Series 2015, GO,
4.00%, 09/01/42 ................. 500 500,619
Tamalpais Union High School District, Series
2025A, GO, 4.00%, 08/01/48 ......... 2,000 2,015,776
Ukiah Unified School District, Series 2006, GO,
0.00%, 08/01/28 (NPFGC)
(a)
.......... 1,000 901,191
University of California
Series 2018O , RB , 4.00% , 05/15/25 ..... 5,490 5,506,163
Series 2017AY , RB , 5.00% , 05/15/25 .... 1,300 1,306,395
Series 2022S , RB , 5.00% , 05/15/26 ..... 1,000 1,030,649
Series 2024BX , RB , 5.00% , 05/15/26 .... 1,000 1,030,649
Series 2021BH , RB , 5.00% , 05/15/26 .... 1,190 1,226,472
Series 2025BZ , RB , 5.00% , 05/15/26
(b)
... 15,000 15,459,732
Series 2015AO , RB , 5.00% , 05/15/27 .... 3,155 3,170,062
Series 2015I , RB , 5.00% , 05/15/27 ...... 745 748,557
Series 2015AO , RB , 5.00% , 05/15/28 .... 10,950 11,002,275
Series 2023BN , RB , 5.00% , 05/15/28 .... 1,000 1,076,529
Series 2015I , RB , 5.00% , 05/15/28 ...... 7,435 7,470,495
Series 2024BS , RB , 5.00% , 05/15/28 .... 2,000 2,153,058
Series 2015AO , RB , 3.25% , 05/15/29 .... 1,000 1,001,258
Series 2018O , RB , 4.00% , 05/15/29 ..... 500 519,585
Series 2015I , RB , 5.00% , 05/15/29 ...... 205 205,979
Series 2024BX , RB , 5.00% , 05/15/29 .... 2,055 2,255,738
Series 2022S , RB , 5.00% , 05/15/29 ..... 4,005 4,392,868
Series 2015AO , RB , 3.25% , 05/15/30 .... 1,000 1,001,258
Series 2022S , RB , 5.00% , 05/15/30 ..... 3,000 3,349,610
Series 2025BZ , RB , 5.00% , 05/15/30 .... 5,000 5,587,846
Series 2015I , RB , 5.00% , 05/15/31 ...... 5,290 5,315,254
Series 2017AY , RB , 5.00% , 05/15/31 .... 1,000 1,049,430
Series 2021Q , RB , 5.00% , 05/15/32 ..... 3,855 4,363,639
Series 2015I , RB , 5.00% , 05/15/32 ...... 540 542,578
Security
Par (000)
Par (000) Value
California (continued)
Series 2015AO , RB , 5.00% , 05/15/32 .... USD 3,000 $ 3,014,322
Series 2024BS , RB , 5.00% , 05/15/32 .... 3,000 3,458,043
Series 2017AY , RB , 4.00% , 05/15/33 .... 4,000 4,078,683
Series 2023BN , RB , 5.00% , 05/15/33 .... 1,125 1,312,632
Series 2017M , RB , 5.00% , 05/15/33 ..... 1,000 1,046,870
Series 2020BE , RB , 5.00% , 05/15/33 .... 2,000 2,219,973
Series 2024BW , RB , 5.00% , 05/15/33 .... 7,255 8,465,016
Series 2015I , RB , 4.00% , 05/15/34 ...... 4,900 4,913,718
Series 2016AR , RB , 5.00% , 05/15/34 .... 1,005 1,029,462
Series 2023BQ , RB , 5.00% , 05/15/35 .... 5,625 6,508,638
Series 2025BZ , RB , 5.00% , 05/15/35 .... 5,000 5,951,078
Series 2024BV , RB , 5.00% , 05/15/35 .... 4,000 4,695,547
Series 2016K , RB , 5.00% , 05/15/35 ..... 500 511,693
Series 2017AV , RB , 5.00% , 05/15/35 .... 2,500 2,613,262
Series 2024BW , RB , 5.00% , 05/15/35 .... 7,500 8,804,150
Series 2021Q , RB , 4.00% , 05/15/36 ..... 2,100 2,205,167
Series 2017AV , RB , 5.00% , 05/15/36 .... 1,100 1,147,736
Series 2017AY , RB , 5.00% , 05/15/36 .... 2,135 2,227,651
Series 2018AZ , RB , 5.00% , 05/15/36 .... 750 796,441
Series 2020BE , RB , 4.00% , 05/15/37 .... 1,000 1,039,827
Series 2024BS , RB , 5.00% , 05/15/37 .... 3,000 3,483,688
Series 2024BV , RB , 5.00% , 05/15/37 .... 2,500 2,903,073
Series 2017AY , RB , 5.00% , 05/15/37 .... 4,650 4,843,843
Series 2020BE , RB , 5.00% , 05/15/38 .... 1,500 1,639,056
Series 2024BV , RB , 5.00% , 05/15/38 .... 2,500 2,891,166
Series 2021Q , RB , 4.00% , 05/15/39 ..... 2,500 2,585,767
Series 2024BV , RB , 5.00% , 05/15/39 .... 8,800 10,090,147
Series 2020BE , RB , 4.00% , 05/15/40 .... 665 682,144
Series 2021Q , RB , 4.00% , 05/15/40 ..... 2,500 2,572,785
Series 2024BV , RB , 5.00% , 05/15/40 .... 6,615 7,543,977
Series 2025CA , RB , 5.00% , 05/15/40 .... 3,000 3,460,083
Series 2015AO , RB , 5.00% , 05/15/40 .... 6,245 6,274,814
Series 2025BZ , RB , 5.00% , 05/15/40 .... 5,000 5,766,805
Series 2023BN , RB , 5.50% , 05/15/40 .... 19,000 22,183,809
Series 2023BN , RB , 5.00% , 05/15/41 .... 4,000 4,473,825
Series 2024BV , RB , 5.00% , 05/15/41 .... 2,500 2,827,076
Series 2016AR , RB , 5.00% , 05/15/41 .... 970 986,360
Series 2024BV , RB , 5.00% , 05/15/42 .... 3,500 3,934,365
Series 2023BN , RB , 5.00% , 05/15/42 .... 9,570 10,645,724
Series 2024BS , RB , 5.00% , 05/15/42 .... 3,000 3,372,313
Series 2017AV , RB , 5.00% , 05/15/42 .... 2,405 2,492,724
Series 2022S , RB , 5.00% , 05/15/42 ..... 1,720 1,890,219
Series 2017AV , RB , 5.25% , 05/15/42 .... 5,000 5,214,429
Series 2018AZ , RB , 5.00% , 05/15/43 .... 5,630 5,873,320
Series 2024BV , RB , 5.00% , 05/15/43 .... 4,000 4,465,817
Series 2023BN , RB , 5.00% , 05/15/44 .... 2,630 2,891,872
Series 2021BH , RB , 4.00% , 05/15/46 .... 1,000 995,996
Series 2016K , RB , 4.00% , 05/15/46 ..... 3,000 2,971,094
Series 2021Q , RB , 5.00% , 05/15/46 ..... 3,000 3,233,459
Series 2017M , RB , 4.00% , 05/15/47 ..... 250 247,285
Series 2020BE , RB , 4.00% , 05/15/47 .... 10,250 10,183,153
Series 2017M , RB , 5.00% , 05/15/47 ..... 1,165 1,196,568
Series 2013AL-4 , RB , VRDN
1.00% , 03/03/25
(d)
............... 10,240 10,240,000
Series 2013AL-2 , RB , VRDN
1.25% , 03/03/25
(d)
............... 7,050 7,050,000
Series 2018AZ , RB , 5.00% , 05/15/48 .... 12,250 12,693,183
Series 2017AV , RB , 5.00% , 05/15/49 .... 1,500 1,538,442
Series 2019BB , RB , 5.00% , 05/15/49 .... 1,500 1,568,448
Series 2021Q , RB , 3.00% , 05/15/51 ..... 7,000 5,659,751
Series 2021BH , RB , 4.00% , 05/15/51 .... 2,020 2,000,220
Series 2022BK , RB , 5.00% , 05/15/52 .... 6,000 6,458,348
Series 2017M , RB , 5.00% , 05/15/52 ..... 250 256,009
Series 2024BW , RB , 5.00% , 05/15/54 .... 3,000 3,276,472
Series 2018O , RB , 5.00% , 05/15/58 ..... 1,000 1,031,396

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2025
iShares
®
California Muni Bond ETF
14
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
California (continued)
Series 2018AZ , RB , 5.25% , 05/15/58 .... USD 500 $ 520,489
Series 2018O , RB , 5.50% , 05/15/58 ..... 500 524,369
Upper Santa Clara Valley Joint Powers Authority
Series 2020A , RB , 4.00% , 08/01/45 ..... 1,100 1,094,698
Series 2020A , RB , 4.00% , 08/01/50 ..... 3,000 2,973,923
Ventura Unified School District, Series 2022A,
GO, 4.00%, 08/01/52 .............. 4,430 4,380,825
Vista Unified School District, Series 2022B, GO,
5.25%, 08/01/48 (BAM) ............ 9,280 10,143,597
Walnut Valley Unified School District, Series C,
GO, 4.00%, 08/01/51 .............. 2,000 1,994,516
West Contra Costa Unified School District,
Series 2024B, GO, 5.00%, 08/01/49 (BAM) 6,320 6,874,689
West Valley-Mission Community College District,
Series 2015B, GO, 4.00%, 08/01/40 ..... 250 250,281
Westminster School District, Series 2013A, GO,
0.00%, 08/01/52 (BAM)
(a)
............ 6,380 4,506,493
William S Hart Union High School District
(a)
Series 2005B , GO , 0.00% , 09/01/29 ( AGM ) 2,345 2,029,075
Series A , GO , 0.00% , 08/01/33 ........ 990 745,095
Series B , GO , 0.00% , 08/01/34 ( AGM ) ... 1,250 908,235
Yosemite Community College District, Series
2010D, GO, 0.00%, 08/01/38
(a)
........ 3,610 2,203,269
3,893,420,878
Total Long-Term Investments — 99 .5%
(Cost: $ 3,914,876,143 ) ............................ 3,893,420,878
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 1.75%
(e) (f)
......... 116,843 $ 116,854
Total Short-Term Securities — 0.0%
(Cost: $ 116,854 ) ................................. 116,854
Total Investments — 99 .5%
(Cost: $ 3,914,992,997 ) ............................ 3,893,537,732
Other Assets Less Liabilities — 0.5% .................... 17,896,438
Net Assets — 100.0% ...............................
$ 3,911,434,170
(a)
Zero-coupon bond.
(b)
When-issued security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
02/29/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/25
Shares
Held at
02/28/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 837,046 $ — $ (720,192)
(a)
$ — $ — $ 116,854 116,843 $ 31,686 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 3,893,420,878 $ — $ 3,893,420,878
Short-Term Securities
Money Market Funds ...................................... 116,854 — — 116,854
$ 116,854 $ 3,893,420,878 $ — $ 3,893,537,732

Schedule of Investments
February 28, 2025
iShares
®
National Muni Bond ETF
Schedule of Investments
15
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 0.6%
Alabama Corrections Institution Finance
Authority, Series 2022A, RB, 5.25%, 07/01/47 USD 11,270 $ 12,079,977
Alabama Federal Aid Highway Finance Authority
Series B , RB , 5.00% , 09/01/26 ......... 2,780 2,879,436
Series 2016A , RB , 5.00% , 09/01/35 ..... 23,575 24,418,240
Series 2016A , RB , 5.00% , 09/01/36 ..... 8,750 9,062,973
Series A , RB , 4.00% , 06/01/37 ......... 5,290 5,475,579
Series A , RB , 5.00% , 06/01/37 ......... 5,000 5,295,520
Alabama Public School & College Authority
Series 2014B , RB , 5.00% , 01/01/26 ..... 6,135 6,154,204
Series 2020A , RB , 5.00% , 11/01/27 ..... 7,850 8,316,818
Series 2020A , RB , 5.00% , 11/01/32 ..... 5,000 5,555,545
Series 2020A , RB , 5.00% , 11/01/33 ..... 4,300 4,755,312
Series 2020A , RB , 4.00% , 11/01/36 ..... 7,275 7,479,864
Series 2020A , RB , 4.00% , 11/01/38 ..... 1,605 1,635,535
Series 2020A , RB , 5.00% , 11/01/39 ..... 11,305 12,259,385
Series 2020A , RB , 4.00% , 11/01/40 ..... 4,865 4,913,140
Auburn University
Series 2025-B , RB , 5.00% , 06/01/31
(a)
.... 4,000 4,491,625
Series 2025-B , RB , 5.00% , 06/01/32
(a)
.... 2,500 2,847,246
Series 2016A , RB , 4.00% , 06/01/41 ..... 3,375 3,341,033
Series 2018A , RB , 5.00% , 06/01/48 ..... 11,875 12,159,521
Series 2025-A , RB , 5.00% , 06/01/55
(a)
.... 10,000 10,715,366
County of Jefferson
RB , 5.00% , 10/01/37 ............... 12,035 13,326,161
RB , 5.00% , 10/01/39 ............... 2,500 2,746,830
Series 2024 , RB , 5.25% , 10/01/42 ...... 4,000 4,366,777
Series 2024 , RB , 5.25% , 10/01/43 ...... 8,750 9,502,933
Series 2024 , RB , 5.25% , 10/01/44 ...... 9,000 9,733,366
Series 2024 , RB , 5.25% , 10/01/45 ...... 7,750 8,358,270
Series 2024 , RB , 5.25% , 10/01/49 ...... 28,350 30,265,116
Series 2024 , RB , 5.50% , 10/01/53 ...... 7,000 7,583,372
State of Alabama, Series 2016C, GO,
5.00%, 08/01/27 ................. 1,405 1,448,555
University of Alabama (The)
Series 2024-B , RB , 4.00% , 07/01/50 ..... 8,850 8,546,439
Series 2024-B , RB , 4.00% , 07/01/54 ..... 23,675 22,627,864
262,342,002
Arizona — 0.9%
Arizona Board of Regents
Series 2008A , RB , VRDN 1.80% , 03/10/25
(b)
8,130 8,130,000
Series 2016B , RB , 5.00% , 07/01/42 ..... 2,900 2,954,939
Series 2016B , RB , 5.00% , 07/01/47 ..... 1,500 1,525,681
Series 2024A , RB , 5.00% , 07/01/50 ..... 8,000 8,549,838
Series 2024A , RB , 5.00% , 07/01/54 ..... 14,560 15,516,758
Series 2024 , RB , 5.00% , 08/01/54 ...... 7,280 7,721,236
Arizona Water Infrastructure Finance Authority,
Series 2024, RB, 5.00%, 10/01/26 ...... 16,500 17,116,191
City of Mesa Utility System, Series 2016, RB,
4.00%, 07/01/32 ................. 1,500 1,515,774
City of Phoenix
Series 2014 , GO , 4.00% , 07/01/25 ...... 1,205 1,206,117
Series 2016 , GO , 5.00% , 07/01/25 ...... 3,800 3,828,878
Series 2016 , GO , 5.00% , 07/01/26 ...... 1,165 1,201,903
City of Phoenix Civic Improvement Corp.
Series 2014B , RB , 5.00% , 07/01/26 ..... 1,500 1,502,640
Series 2014B , RB , 5.00% , 07/01/27 ..... 4,025 4,034,237
Series 2014B , RB , 4.00% , 07/01/28 ..... 16,100 16,109,467
Series 2017D , RB , 5.00% , 07/01/35 ..... 4,200 4,360,111
Series 2016 , RB , 5.00% , 07/01/38 ...... 2,000 2,042,823
Series 2016 , RB , 5.00% , 07/01/39 ...... 2,215 2,260,108
Series 2023 , RB , 5.00% , 07/01/39 ...... 4,000 4,491,595
Security
Par (000)
Par (000) Value
Arizona (continued)
Series 2021A , RB , 4.00% , 07/01/40 ..... USD 1,610 $ 1,646,028
Series 2015A , RB , 5.00% , 07/01/41 ..... 2,000 2,008,591
Series 2019A , RB , 4.00% , 07/01/44 ..... 4,800 4,694,458
Series 2019A , RB , 5.00% , 07/01/44 ..... 1,500 1,567,086
Series 2020A , RB , 5.00% , 07/01/44 ..... 12,205 12,966,045
Series 2015A , RB , 5.00% , 07/01/45 ..... 2,000 2,005,762
Series 2019A , RB , 5.00% , 07/01/45 ..... 2,000 2,074,249
Series 2023 , RB , 5.25% , 07/01/47 ...... 4,830 5,312,210
Series 2019A , RB , 5.00% , 07/01/49 ..... 5,000 5,180,036
Gilbert Water Resource Municipal Property Corp.
Series 2022 , RB , 5.00% , 07/15/32 ...... 4,650 5,311,356
Series 2022 , RB , 5.00% , 07/15/33 ...... 3,000 3,418,171
Maricopa County High School District No. 214
Tolleson Union High School
(a)
Series 2025 , GO , 5.00% , 07/01/40 ...... 4,250 4,802,001
Series 2025 , GO , 5.00% , 07/01/41 ...... 4,000 4,477,425
Salt River Project Agricultural Improvement &
Power District
Series 2016A , RB , 5.00% , 01/01/26 ..... 3,295 3,360,010
Series 2016A , RB , 5.00% , 01/01/27 ..... 2,090 2,180,465
Series 2017A , RB , 5.00% , 01/01/27 ..... 2,030 2,117,868
Series 2016A , RB , 5.00% , 01/01/28 ..... 2,650 2,759,133
Series 2017A , RB , 5.00% , 01/01/28 ..... 1,645 1,750,775
Series 2021A , RB , 5.00% , 01/01/29 ..... 6,250 6,778,176
Series 2022A , RB , 5.00% , 01/01/31 ..... 15,000 16,826,690
Series 2017A , RB , 5.00% , 01/01/31 ..... 3,650 3,870,893
Series 2025B , RB , 5.00% , 01/01/32
(a)
.... 3,000 3,421,904
Series 2022A , RB , 5.00% , 01/01/32 ..... 32,020 36,524,801
Series 2017A , RB , 5.00% , 01/01/32 ..... 5,415 5,735,273
Series 2016A , RB , 5.00% , 01/01/34 ..... 10,000 10,357,385
Series 2015A , RB , 5.00% , 12/01/34 ..... 2,500 2,512,348
Series 2017A , RB , 5.00% , 01/01/37 ..... 1,955 2,053,537
Series 2016A , RB , 4.00% , 01/01/38 ..... 2,000 2,016,029
Series 2016A , RB , 5.00% , 01/01/38 ..... 5,100 5,256,525
Series 2017A , RB , 5.00% , 01/01/38 ..... 1,555 1,629,803
Series 2019A , RB , 4.00% , 01/01/39 ..... 4,990 5,077,137
Series 2017A , RB , 5.00% , 01/01/39 ..... 8,000 8,368,526
Series 2024B , RB , 5.00% , 05/01/39 ..... 8,250 9,535,763
Series 2024B , RB , 5.00% , 05/01/42 ..... 5,045 5,646,107
Series 2020A , RB , 5.00% , 01/01/45 ..... 4,750 5,057,922
Series 2015A , RB , 5.00% , 12/01/45 ..... 6,000 6,029,636
Series 2019A , RB , 5.00% , 01/01/47 ..... 10,500 10,976,600
Series 2024A , RB , 5.00% , 01/01/49 ..... 5,935 6,396,826
Series 2023A , RB , 5.00% , 01/01/50 ..... 29,485 31,373,219
Series 2023B , RB , 5.25% , 01/01/53 ..... 15,040 16,399,574
State of Arizona, Series 2019A, COP,
5.00%, 10/01/28 ................. 3,085 3,337,382
State of Arizona Lottery, Series 2019, RB,
5.00%, 07/01/25 ................. 1,500 1,510,531
378,392,552
Arkansas — 0.0%
State of Arkansas, Series 2014, GO,
5.00%, 04/01/26 ................. 1,815 1,818,263
California — 17.1%
Acalanes Union High School District, Series
2010A, GO, 6.35%, 08/01/39 ......... 3,000 3,408,707
Alameda Corridor Transportation Authority
Series 1999A , RB , 0.00% , 10/01/34
( NPFGC )
(c)
.................... 4,000 2,881,509
Series 2016B , RB , 5.00% , 10/01/34 ..... 2,000 2,040,101
Series 1999A , RB , 0.00% , 10/01/36
( NPFGC )
(c)
.................... 14,840 9,833,359
Series 2016B , RB , 5.00% , 10/01/36 ( AGM ) 1,000 1,027,435

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2025
iShares
®
National Muni Bond ETF
16
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2016B , RB , 5.00% , 10/01/36 ..... USD 2,785 $ 2,837,983
Series 2016B , RB , 5.00% , 10/01/37 ..... 4,950 5,041,947
Series 2022A , RB , 0.00% , 10/01/47
(c)
.... 1,500 892,844
Series 2022A , RB , 0.00% , 10/01/48
(c)
.... 1,335 788,297
Series 2022A , RB , 0.00% , 10/01/49
(c)
.... 8,835 5,146,742
Series 2022A , RB , 0.00% , 10/01/50
(c)
.... 1,430 830,984
Series 2022A , RB , 0.00% , 10/01/51 ( AGM )
(c)
2,500 1,447,596
Series 2022C , RB , 5.00% , 10/01/52 ( AGM ) 715 760,394
Series C , RB , 0.00% , 10/01/53 ( AGM )
(c)
... 12,000 3,018,250
Alameda County Transportation Commission,
Series 2022, RB, 5.00%, 03/01/45 ...... 6,955 7,578,133
Alameda Unified School District-Alameda
County, Series C, GO, 3.00%, 08/01/42 ... 11,425 9,804,727
Allan Hancock Joint Community College
District
(c)
Series 2012C , GO , 0.00% , 08/01/44 ..... 7,500 5,547,428
Series 2012C , GO , 0.00% , 08/01/47 ..... 6,000 4,462,804
Alvord Unified School District
(c)
Series 2011B , GO , 0.00% , 08/01/36 ( AGM ) 2,000 1,260,888
Series 2011B , GO , 0.00% , 08/01/43 ( AGM ) 6,415 2,890,163
Anaheim Public Financing Authority, Series
1997C, RB, 0.00%, 09/01/32 (AGM)
(c)
.... 3,040 2,360,073
Antelope Valley Community College District,
Series B, GO, 4.00%, 08/01/45 ........ 7,035 7,070,643
Bay Area Toll Authority
Series 2017S-7 , RB , 4.00% , 04/01/29 .... 6,530 6,681,692
Series 2017S-7 , RB , 4.00% , 04/01/33 .... 1,800 1,834,802
Series 2017S-7 , RB , 4.00% , 04/01/37 .... 14,205 14,340,492
Series 2017S-7 , RB , 4.00% , 04/01/38 .... 22,620 22,759,111
Series 2024F-2 , RB , 5.00% , 04/01/41 .... 2,500 2,779,888
Series 2017S-7 , RB , 4.00% , 04/01/42 .... 4,500 4,510,304
Series 2024F-2 , RB , 5.00% , 04/01/43 .... 3,000 3,292,422
Series 2019S-H , RB , 5.00% , 04/01/44 .... 2,000 2,199,524
Series 2024F-2 , RB , 5.00% , 04/01/44 .... 1,000 1,090,878
Series 2024F-2 , RB , 5.00% , 04/01/45 .... 1,000 1,085,414
Series 2017B , RB , VRDN 2.85% , 04/01/25
(b)
3,760 3,758,685
Series 2017A , RB , VRDN 2.95% , 04/01/26
(b)
935 933,078
Series 2017S-7 , RB , 4.00% , 04/01/47 .... 26,445 26,315,774
Series 2019S-H , RB , 5.00% , 04/01/49 .... 2,000 2,199,524
Series H , RB , VRDN 2.13% , 04/01/25
(b)
... 2,000 1,998,191
Series 2023F-1 , RB , 5.00% , 04/01/54 .... 35,000 37,637,845
Series 2023F-1 , RB , 5.25% , 04/01/54 .... 15,850 17,374,340
Series 2023B , RB , VRDN ( Barclays Bank plc
LOC ), 0.85% , 03/03/25
(b)
........... 20,400 20,400,000
Series 2023A , RB , VRDN ( Barclays Bank plc
LOC ), 1.35% , 03/03/25
(b)
........... 24,600 24,600,000
Series 2017F-1 , RB , 4.00% , 04/01/56 .... 2,600 2,543,709
Beverly Hills Unified School District, Series 2009,
GO, 0.00%, 08/01/33
(c)
............. 1,000 779,251
California Educational Facilities Authority
Series T-1 , RB , 5.00% , 03/15/39 ....... 1,025 1,272,026
Series 2015 , RB , 5.00% , 04/01/45 ...... 1,000 1,001,720
Series V-1 , RB , 5.00% , 05/01/49 ....... 15,000 17,711,965
Series 2016 , RB , 5.00% , 10/01/49 ...... 500 513,960
California Infrastructure & Economic
Development Bank
Series 2018 , RB , 5.00% , 10/01/26 ...... 1,345 1,401,392
Series 2023 , RB , 5.00% , 10/01/28 ...... 2,655 2,893,747
Series 2003A , RB , 5.00% , 07/01/33 ( AMBAC ) 2,000 2,144,309
Series 2003A , RB , 5.00% , 07/01/36 ( AMBAC ) 500 536,077
Series 2017 , RB , 5.00% , 10/01/36 ...... 5,050 5,265,531
Series 2003A , RB , 5.13% , 07/01/37 ( AMBAC ) 5,710 5,915,681
Series 2023 , RB , 4.00% , 10/01/41 ...... 14,620 15,049,489
Series 2016A , RB , 5.00% , 10/01/41 ..... 1,010 1,050,518
Series 2017 , RB , 5.00% , 05/15/42 ...... 1,500 1,566,418
Security
Par (000)
Par (000) Value
California (continued)
Series 2018 , RB , 5.00% , 10/01/43 ...... USD 3,620 $ 3,793,170
Series 2019 , RB , 5.00% , 08/01/44 ...... 3,835 4,040,991
Series 2016A , RB , 4.00% , 10/01/45 ..... 1,500 1,537,091
Series 2023 , RB , 4.00% , 10/01/46 ...... 33,860 34,134,872
Series 2024 , RB , 4.00% , 10/01/47 ...... 5,000 5,031,388
Series 2019 , RB , 5.00% , 08/01/49 ...... 4,375 4,569,079
Series 2022A , RB , 5.00% , 10/01/52 ..... 7,550 8,151,697
California Municipal Finance Authority
Series 2017A , RB , 5.00% , 06/01/42 ..... 2,110 2,169,195
Series 2017 , RB , 5.00% , 01/01/48 ...... 1,000 1,072,154
California School Facilities Financing Authority,
Series 2009A, RB, 0.00%, 08/01/49 (AGM)
(c)
27,490 7,776,511
California State Public Works Board
Series 2022D , RB , 5.00% , 05/01/25 ..... 3,500 3,513,127
Series B , RB , 5.00% , 10/01/25 ......... 1,980 2,007,497
Series F , RB , 5.00% , 05/01/26 ......... 3,250 3,262,220
Series 2022C , RB , 5.00% , 08/01/26 ..... 3,000 3,103,124
Series 2021A , RB , 5.00% , 02/01/29 ..... 3,005 3,268,388
Series 2023C , RB , 5.00% , 09/01/29 ..... 10,000 10,994,029
Series 2023D , RB , 5.00% , 11/01/29 ..... 3,725 4,107,451
Series 2022C , RB , 5.00% , 08/01/30 ..... 1,785 1,993,573
Series 2023C , RB , 5.00% , 09/01/30 ..... 9,000 10,065,354
Series 2023D , RB , 5.00% , 11/01/30 ..... 7,380 8,275,326
Series 2016D , RB , 4.00% , 04/01/31 ..... 10,305 10,441,072
Series D , RB , 3.00% , 09/01/31 ......... 3,055 3,022,512
Series 2023D , RB , 5.00% , 11/01/31 ..... 6,375 7,256,015
Series 2019C , RB , 5.00% , 11/01/32 ..... 9,220 10,062,104
Series 2023C , RB , 5.00% , 09/01/33 ..... 22,560 26,271,005
Series 2016C , RB , 5.00% , 11/01/33 ..... 4,230 4,365,387
Series 2021C , RB , 5.00% , 11/01/33 ..... 2,000 2,263,223
Series 2023C , RB , 5.00% , 09/01/34 ..... 8,220 9,522,415
Series 2016C , RB , 5.00% , 11/01/34 ..... 1,000 1,031,513
Series 2021C , RB , 4.00% , 11/01/36 ..... 1,000 1,048,935
Series 2023D , RB , 5.00% , 11/01/36 ..... 10,965 12,627,723
Series 2022C , RB , 4.00% , 08/01/37 ..... 7,045 7,362,732
Series 2023B , RB , 5.00% , 12/01/37 ..... 5,800 6,586,527
Series 2021B , RB , 4.00% , 05/01/41 ..... 3,670 3,748,663
Series 2021C , RB , 4.00% , 11/01/41 ..... 1,520 1,554,926
Series 2024A , RB , 5.00% , 04/01/42 ..... 13,000 14,631,001
Series 2024A , RB , 5.00% , 04/01/43 ..... 2,000 2,228,677
Series 2024A , RB , 5.00% , 04/01/44 ..... 3,250 3,603,076
Series 2024A , RB , 5.00% , 04/01/45 ..... 4,750 5,243,643
Series 2021B , RB , 4.00% , 05/01/46 ..... 10,865 10,912,936
Series 2024A , RB , 5.00% , 04/01/49 ..... 27,945 30,403,470
California State University
Series 2015A , RB , 5.00% , 11/01/30 ..... 3,000 3,044,146
Series 2016A , RB , 5.00% , 11/01/31 ..... 500 513,395
Series 2017A , RB , 5.00% , 11/01/31 ..... 1,545 1,621,057
Series 2016A , RB , 5.00% , 11/01/32 ..... 2,000 2,051,959
Series 2015A , RB , 5.00% , 11/01/33 ..... 1,500 1,518,717
Series 2015A , RB , 4.00% , 11/01/34 ..... 2,000 2,005,857
Series 2016A , RB , 4.00% , 11/01/34 ..... 1,000 1,008,307
Series 2016A , RB , 4.00% , 11/01/35 ..... 21,340 21,483,684
Series 2015A , RB , 5.00% , 11/01/35 ..... 3,000 3,034,374
Series 2017A , RB , 5.00% , 11/01/36 ..... 1,960 2,046,028
Series 2016A , RB , 4.00% , 11/01/37 ..... 3,625 3,643,337
Series 2016A , RB , 4.00% , 11/01/38 ..... 13,215 13,271,754
Series 2015A , RB , 5.00% , 11/01/38 ..... 3,150 3,179,684
Series 2020C , RB , 3.00% , 11/01/39 ..... 7,100 6,474,287
Series 2016A , RB , 5.00% , 11/01/41 ..... 1,005 1,024,621
Series 2017A , RB , 5.00% , 11/01/42 ..... 8,450 8,732,077
Series 2018A , RB , 5.00% , 11/01/43 ..... 3,000 3,151,406
Series 2015A , RB , 5.00% , 11/01/43 ..... 1,500 1,508,554
Series 2019A , RB , 5.00% , 11/01/44 ..... 2,000 2,116,704
Series 2020C , RB , 4.00% , 11/01/45 ..... 19,940 19,984,594

Schedule of Investments
(continued)
February 28, 2025
iShares
®
National Muni Bond ETF
Schedule of Investments
17
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2016A , RB , 4.00% , 11/01/45 ..... USD 8,300 $ 8,300,138
Series 2016A , RB , 5.00% , 11/01/45 ..... 8,100 8,239,581
Series 2017A , RB , 5.00% , 11/01/47 ..... 18,900 19,431,249
Series 2018A , RB , 5.00% , 11/01/48 ..... 10,875 11,329,030
Series 2023A , RB , 5.25% , 11/01/48 ..... 1,840 2,054,376
Series 2019A , RB , 5.00% , 11/01/49 ..... 2,150 2,257,048
Series 2020C , RB , 3.00% , 11/01/51 ..... 4,000 3,101,320
California Statewide Communities Development
Authority, Series 2017, RB, 5.00%, 05/15/42 500 509,318
Campbell Union High School District, Series B,
GO, 4.00%, 08/01/38 .............. 1,000 1,022,778
Campbell Union School District, Series 2011C,
GO, 0.00%, 08/01/36
(c)
............. 2,215 1,483,797
Chabot-Las Positas Community College District
Series 2016 , GO , 4.00% , 08/01/33 ...... 2,000 2,026,966
Series 2016 , GO , 4.00% , 08/01/34 ...... 2,845 2,878,867
Series 2016 , GO , 4.00% , 08/01/35 ...... 25,875 26,165,460
Series 2017A , GO , 4.00% , 08/01/42 ..... 5,000 5,007,499
Series C , GO , 5.25% , 08/01/48 ........ 4,600 5,091,210
Chaffey Community College District, Series A,
GO, 5.00%, 06/01/48 .............. 2,300 2,483,342
Chaffey Joint Union High School District
Series B , GO , 4.00% , 08/01/44 ........ 2,000 1,999,931
Series C , GO , 4.00% , 08/01/47 ........ 10,000 10,002,727
Series G , GO , 5.25% , 08/01/52 ........ 20,895 22,810,762
Chino Valley Unified School District, Series
2024D, GO, 5.00%, 08/01/55 ......... 11,565 12,564,337
City & County of San Francisco
Series 2022R-1 , GO , 5.00% , 06/15/29 ... 1,000 1,107,148
Series 2022R-1 , GO , 5.00% , 06/15/30 ... 1,250 1,412,128
Series 2022R-1 , GO , 5.00% , 06/15/31 ... 750 863,389
Series 2022R-1 , GO , 5.00% , 06/15/32 ... 500 584,187
Series 2024-R1 , GO , 5.00% , 06/15/32 ... 3,820 4,463,188
City of Glendale, Series 2024-2, RB,
5.00%, 02/01/54 ................. 8,000 8,391,021
City of Long Beach
Series C , RB , 5.00% , 05/15/47 ......... 1,000 1,026,465
Series 2019A , RB , 5.00% , 05/15/49 ..... 4,190 4,387,191
City of Los Angeles Department of Airports
Series 2020B , RB , 5.00% , 05/15/25 ..... 2,035 2,044,616
Series 2020B , RB , 5.00% , 05/15/29 ..... 2,000 2,203,045
Series 2020A , RB , 5.00% , 05/15/30 ..... 4,020 4,463,308
Series 2020A , RB , 5.00% , 05/15/31 ..... 1,500 1,662,578
Series 2020B , RB , 5.00% , 05/15/32 ..... 2,000 2,235,687
Series 2020A , RB , 5.00% , 05/15/35 ..... 1,500 1,647,966
Series 2020A , RB , 5.00% , 05/15/36 ..... 1,505 1,650,140
Series C , RB , 5.00% , 05/15/38 ......... 3,100 3,111,213
Series 2020A , RB , 5.00% , 05/15/38 ..... 2,175 2,374,927
Series 2020B , RB , 4.00% , 05/15/39 ..... 5,000 5,179,897
Series 2020A , RB , 5.00% , 05/15/39 ..... 1,450 1,579,387
Series 2020B , RB , 4.00% , 05/15/40 ..... 3,900 4,019,292
Series 2020A , RB , 5.00% , 05/15/40 ..... 1,000 1,084,134
Series B , RB , 5.00% , 05/15/42 ......... 4,390 4,536,284
Series 2019E , RB , 5.00% , 05/15/44 ..... 2,000 2,098,458
Series 2020D , RB , 5.00% , 05/15/44 ..... 2,920 3,121,223
Series 2021B , RB , 5.00% , 05/15/45 ..... 7,000 7,542,196
Series 2018E , RB , 5.00% , 05/15/48 ..... 1,500 1,574,118
City of Los Angeles Wastewater System
Series 2013A , RB , 5.00% , 06/01/26 ..... 1,000 1,001,211
Series 2022C , RB , 5.00% , 06/01/29 ..... 2,405 2,648,289
Series 2022C , RB , 5.00% , 06/01/30 ..... 7,000 7,854,496
Series 2013A , RB , 5.00% , 06/01/34 ..... 1,000 1,000,212
Series 2018A , RB , 5.00% , 06/01/43 ..... 1,500 1,566,612
Series A , RB , 5.00% , 06/01/43 ......... 12,695 12,697,236
Series A , RB , 5.00% , 06/01/44 ......... 4,630 4,641,455
Security
Par (000)
Par (000) Value
California (continued)
Series C , RB , 5.00% , 06/01/45 ......... USD 1,000 $ 1,002,347
Series 2022A , RB , 5.00% , 06/01/47 ..... 3,500 3,795,092
Series A , RB , 5.25% , 06/01/47 ......... 1,500 1,536,420
City of Riverside
Series 2015A , RB , 5.00% , 08/01/40 ..... 1,690 1,700,009
Series 2022A , RB , 5.00% , 10/01/47 ..... 6,890 7,527,698
Series 2019A , RB , 5.00% , 10/01/48 ..... 6,895 7,213,381
Series 2022A , RB , 5.00% , 10/01/52 ..... 8,800 9,472,966
City of San Francisco
Series A , RB , 5.00% , 11/01/27 ......... 4,575 4,752,822
Series A , RB , 5.00% , 11/01/29 ......... 3,000 3,113,621
Series 2015A , RB , 5.00% , 11/01/31 ..... 2,000 2,006,300
Series 2015A , RB , 5.00% , 11/01/32 ..... 2,025 2,031,147
Series 2023C , RB , 5.00% , 11/01/33 ..... 3,000 3,571,628
Series A , RB , 5.00% , 11/01/33 ......... 2,000 2,069,137
Series 2023C , RB , 5.00% , 11/01/34 ..... 3,000 3,559,666
Series A , RB , 5.00% , 11/01/34 ......... 1,040 1,074,923
Series D , RB , 5.00% , 11/01/34 ......... 2,000 2,107,163
Series 2015A , RB , 5.00% , 11/01/36 ..... 1,255 1,258,338
Series A , RB , 4.00% , 11/01/39 ......... 23,695 23,769,390
Series 2020C , RB , 4.00% , 11/01/50 ..... 4,000 3,971,291
Series 2020A , RB , 5.00% , 11/01/50 ..... 9,345 9,913,384
Series 2023AB , RB , 5.25% , 11/01/52 .... 6,265 6,931,052
City of San Jose
Series 2019A-1 , GO , 5.00% , 09/01/45 .... 13,000 13,624,811
Series 2019A-1 , GO , 5.00% , 09/01/47 .... 3,615 3,776,617
City of Santa Rosa, Series 2002B, RB,
0.00%, 09/01/32 (AMBAC)
(c)
.......... 10,880 8,484,010
Clovis Unified School District
Series D , GO , 4.00% , 08/01/40 ........ 1,000 1,003,664
Coast Community College District
Series 2006B , GO , 0.00% , 08/01/27 ( AGM )
(c)
6,475 6,034,978
Series 2006B , GO , 0.00% , 08/01/28 ( AGM )
(c)
7,075 6,390,939
Series 2015 , GO , 5.00% , 08/01/29 ...... 2,000 2,022,004
Series 2015 , GO , 0.00% , 08/01/34
(c)
..... 2,000 1,343,028
Series 2019F , GO , 0.00% , 08/01/41
(c)
.... 1,000 512,818
Series 2019F , GO , 0.00% , 08/01/42
(c)
.... 1,000 482,785
Series 2017D , GO , 4.00% , 08/01/42 ..... 2,000 2,003,913
Contra Costa Community College District, Series
2014A, GO, 4.00%, 08/01/39 ......... 29,830 29,831,736
County of Los Angeles, Series 2024, RB,
5.00%, 06/30/25 ................. 18,040 18,152,102
County of Riverside, Series 2024, RB,
5.00%, 06/30/25 ................. 13,000 13,098,211
County of Sacramento Airport System
Series A , RB , 5.00% , 07/01/41 ......... 3,500 3,575,248
Series 2024 , RB , 5.00% , 07/01/49 ...... 2,500 2,729,029
Series 2024 , RB , 5.00% , 07/01/54 ...... 2,500 2,706,319
County of Santa Clara
Series 2022D , GO , 5.00% , 08/01/34 ..... 4,000 4,634,864
Series 2017C , GO , 4.00% , 08/01/37 ..... 11,305 11,461,471
Series 2017C , GO , 4.00% , 08/01/38 ..... 3,015 3,046,887
Desert Community College District, Series 2017,
GO, 4.00%, 08/01/39 .............. 8,000 8,059,326
Dublin Unified School District
Series B , GO , 4.00% , 08/01/42 ........ 3,040 3,102,469
Series B , GO , 4.13% , 08/01/49 ........ 2,710 2,735,371
Series B , GO , 4.25% , 08/01/53 ........ 5,000 5,085,471
East Bay Municipal Utility District Water System
Series 2015A , RB , 5.00% , 06/01/27 ..... 4,120 4,144,180
Series 2017B , RB , 5.00% , 06/01/31 ..... 2,000 2,109,510
Series 2015A , RB , 4.00% , 06/01/34 ..... 14,315 14,341,174
Series 2017B , RB , 5.00% , 06/01/34 ..... 3,085 3,237,834
Series 2015A , RB , 5.00% , 06/01/36 ..... 1,925 1,933,760
Series 2017B , RB , 5.00% , 06/01/36 ..... 2,105 2,203,547

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2025
iShares
®
National Muni Bond ETF
18
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2022B-1 , RB , 5.00% , 06/01/36 .... USD 1,180 $ 1,366,662
Series 2017A , RB , 5.00% , 06/01/42 ..... 11,705 12,123,293
Series 2017A , RB , 5.00% , 06/01/45 ..... 7,240 7,472,525
Series 2019A , RB , 5.00% , 06/01/49 ..... 4,750 4,988,201
Series 2024A , RB , 5.00% , 06/01/49 ..... 5,000 5,480,057
Eastern Municipal Water District, Series 2018A,
RB, VRDN (Bank of America NA SBPA),
1.25%, 03/03/25
(b)
................ 10,500 10,500,000
Eastern Municipal Water District Financing
Authority
Series 2020A , RB , 4.00% , 07/01/38 ..... 7,125 7,368,976
Series 2017D , RB , 5.00% , 07/01/47 ..... 1,500 1,543,406
El Camino Community College District
Fountation (The)
Series 2012C , GO , 0.00% , 08/01/29
(c)
.... 6,000 5,253,178
Series 2012C , GO , 0.00% , 08/01/31
(c)
.... 1,000 820,210
Series 2012C , GO , 0.00% , 08/01/32
(c)
.... 200 158,289
Series 2012C , GO , 0.00% , 08/01/33
(c)
.... 1,000 762,651
Series 2012C , GO , 0.00% , 08/01/34
(c)
.... 12,415 9,112,893
Series 2016A , GO , 4.00% , 08/01/41 ..... 6,985 6,992,575
Series 2016A , GO , 4.00% , 08/01/45 ..... 2,000 2,000,087
El Dorado Irrigation District, Series 2020A, COP,
4.00%, 03/01/45 ................. 5,000 5,012,420
Elk Grove Unified School District
Series 2021 , GO , 2.00% , 08/01/34 ...... 3,000 2,538,905
Series 2021 , GO , 2.00% , 08/01/35 ...... 5,930 4,919,488
Series 2017 , GO , 4.00% , 08/01/46 ...... 2,640 2,625,664
Series 2019 , GO , 4.00% , 08/01/46 ...... 3,000 2,983,709
Escondido Union High School District
(c)
Series 2011C , GO , 0.00% , 08/01/46 ..... 1,905 727,022
Series 2011C , GO , 0.00% , 08/01/51 ..... 2,850 892,792
Foothill-De Anza Community College District
Series B , GO , 0.00% , 08/01/33 ( AMBAC )
(c)
3,805 2,926,009
Series 2003B , GO , 0.00% , 08/01/34
( NPFGC-IBC, FGIC )
(c)
............ 14,840 10,994,235
Series A , GO , 0.00% , 08/01/34 ( AMBAC )
(c)
2,500 1,852,128
Series A , GO , 0.00% , 08/01/36 ( AMBAC )
(c)
6,300 4,277,465
Series 2016 , GO , 4.00% , 08/01/40 ...... 4,000 4,015,714
Foothill-Eastern Transportation Corridor Agency
Series 1995A , RB , 0.00% , 01/01/26
(c)
.... 1,500 1,465,255
Series 1995A , RB , 0.00% , 01/01/28
(c)
.... 4,450 4,106,488
Series 1995A , RB , 0.00% , 01/01/30
(c)
.... 1,000 868,284
Series 2013A , RB , 5.40% , 01/15/30 ( AGM ) 10,000 11,156,111
Series 2015A , RB , 0.00% , 01/15/34 ( AGM )
(c)
12,500 9,184,146
Series 2015A , RB , 0.00% , 01/15/35 ( AGM )
(c)
1,700 1,203,294
Series 2013A , RB , 0.00% , 01/15/36 ( AGM )
(c)
7,010 4,772,763
Series 2013A , RB , 0.00% , 01/15/37 ( AGM )
(c)
1,000 651,664
Series 2021A , RB , 4.00% , 01/15/46 ..... 47,300 46,392,275
Series 2013B-1 , RB , 3.95% , 01/15/53 .... 1,800 1,665,631
Fremont Union High School District
Series 2021A , GO , 3.00% , 08/01/40 ..... 3,825 3,465,380
Series 2015 , GO , 4.00% , 08/01/40 ...... 2,000 1,999,949
Series 2019A , GO , 4.00% , 08/01/46 ..... 2,660 2,665,696
Series 2023 , GO , 4.00% , 08/01/48 ...... 9,000 9,062,276
Gilroy Unified School District, Series 2017, GO,
4.00%, 08/01/46 ................. 5,000 4,979,951
Glendale Unified School District, Series 2015B,
GO, 4.00%, 09/01/41 .............. 1,650 1,662,016
Grossmont-Cuyamaca Community College
District, Series 2008C, GO, 0.00%, 08/01/30
(AGC)
(c)
...................... 8,800 7,424,383
Hayward Area Recreation & Park District, Series
A, GO, 4.00%, 08/01/46 ............ 8,950 8,969,164
Hayward Unified School District, Series 2019A,
GO, 5.00%, 08/01/44 (BAM) .......... 2,300 2,393,590
Security
Par (000)
Par (000) Value
California (continued)
Irvine Ranch Water District Water Service Corp.
Series 2016 , 5.25% , 02/01/41 ......... USD 10,360 $ 10,629,265
Series 2016 , COP , 5.00% , 03/01/41 ..... 6,000 6,138,245
Lodi Unified School District, Series 2020, GO,
3.00%, 08/01/43 ................. 7,500 6,305,692
Long Beach Community College District
Series 2008A , GO , 0.00% , 06/01/29 ( AGM )
(c)
5,420 4,763,064
Series 2016B , GO , 4.00% , 08/01/41 ..... 3,590 3,593,893
Series 2012B , GO , 0.00% , 08/01/49
(c)
.... 2,000 1,394,581
Series 2019C , GO , 4.00% , 08/01/49 ..... 10,675 10,604,796
Long Beach Unified School District
Series A , GO , 5.00% , 08/01/35 ........ 3,000 3,086,395
Series F , GO , 4.00% , 08/01/36 ......... 4,195 4,330,832
Series D-1 , GO , 0.00% , 08/01/37
(c)
...... 11,000 6,512,309
Series B , GO , 3.00% , 08/01/37 ........ 2,420 2,332,093
Series A , GO , 4.00% , 08/01/38 ........ 10,300 10,373,728
Series D-1 , GO , 0.00% , 08/01/39
(c)
...... 800 432,765
Series B , GO , 3.00% , 08/01/41 ........ 4,650 4,108,909
Series C , GO , 5.00% , 08/01/43 ........ 5,345 5,971,130
Series F , GO , 3.00% , 08/01/47 ......... 25,525 20,425,735
Series B , GO , 3.00% , 08/01/48 ........ 5,000 3,957,342
Series C , GO , 4.00% , 08/01/48 ........ 11,845 11,855,570
Series B , GO , 3.00% , 08/01/50 ........ 6,000 4,662,313
Los Angeles Community College District
Series 2015C , GO , 5.00% , 06/01/26 ..... 1,125 1,161,193
Series D , GO , 5.00% , 08/01/29 ........ 12,915 14,312,478
Series D , GO , 5.00% , 08/01/30 ........ 9,285 10,493,051
Series K , GO , 4.00% , 08/01/35 ........ 1,750 1,770,685
Series L , GO , 5.00% , 08/01/36 ........ 2,030 2,347,657
Series 2016 , GO , 4.00% , 08/01/37 ...... 8,815 8,897,039
Series J , GO , 4.00% , 08/01/37 ......... 2,500 2,536,341
Series K , GO , 4.00% , 08/01/37 ........ 14,250 14,382,620
Series L , GO , 5.00% , 08/01/37 ........ 1,005 1,157,584
Series K , GO , 4.00% , 08/01/38 ........ 27,685 27,879,678
Series K , GO , 3.00% , 08/01/39 ........ 2,145 2,022,692
Series K , GO , 4.00% , 08/01/39 ........ 7,500 7,539,773
Series J , GO , 4.00% , 08/01/41 ......... 5,000 5,029,392
Los Angeles County Facilities 2, Inc., Series
2024A, RB, 5.25%, 06/01/49 ......... 14,090 15,608,481
Los Angeles County Facilities, Inc.
Series 2018A , RB , 5.00% , 12/01/43 ..... 1,000 1,048,673
Series 2018A , RB , 4.00% , 12/01/48 ..... 2,305 2,291,937
Los Angeles County Metropolitan Transportation
Authority Sales Tax
Series 2021A , RB , 5.00% , 06/01/28 ..... 5,000 5,414,730
Series 2021A , RB , 5.00% , 06/01/30 ..... 3,755 4,234,619
Series 2016A , RB , 5.00% , 06/01/31 ..... 2,055 2,111,566
Series 2020A , RB , 5.00% , 06/01/31 ..... 4,000 4,480,026
Series 2023A , RB , 5.00% , 07/01/31 ..... 2,000 2,298,796
Series 2021A , RB , 5.00% , 06/01/32 ..... 3,250 3,718,600
Series 2016A , RB , 5.00% , 06/01/32 ..... 1,500 1,540,004
Series 2020A , RB , 5.00% , 06/01/32 ..... 2,785 3,112,350
Series 2020A , RB , 5.00% , 06/01/33 ..... 6,585 7,171,006
Series 2021A , RB , 5.00% , 06/01/33 ..... 2,000 2,280,057
Series 2016A , RB , 5.00% , 06/01/34 ..... 5,225 5,355,180
Series 2020A , RB , 4.00% , 06/01/35 ..... 3,800 3,986,647
Series 2020A , RB , 5.00% , 06/01/35 ..... 1,500 1,665,220
Series 2021A , RB , 4.00% , 06/01/36 ..... 2,000 2,134,708
Series 2020A , RB , 5.00% , 06/01/36 ..... 8,080 8,958,430
Series 2016A , RB , 5.00% , 06/01/36 ..... 4,400 4,503,522
Series 2021A , RB , 4.00% , 06/01/37 ..... 6,980 7,413,156
Series 2020A , RB , 5.00% , 06/01/37 ..... 4,800 5,309,783
Series 2019A , RB , 5.00% , 07/01/37 ..... 2,000 2,129,603
Series 2021A , RB , 4.00% , 06/01/38 ..... 5,270 5,567,188
Series 2021A , RB , 4.00% , 06/01/39 ..... 8,115 8,526,932

Schedule of Investments
(continued)
February 28, 2025
iShares
®
National Muni Bond ETF
Schedule of Investments
19
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2017A , RB , 5.00% , 07/01/39 ..... USD 10,000 $ 10,415,112
Series 2019A , RB , 5.00% , 07/01/39 ..... 3,400 3,600,971
Series 2017A , RB , 5.00% , 07/01/40 ..... 8,000 8,319,711
Series 2021A , RB , 5.00% , 07/01/41 ..... 4,835 5,359,994
Series 2017A , RB , 5.00% , 07/01/42 ..... 7,990 8,277,158
Series 2019A , RB , 5.00% , 07/01/44 ..... 4,000 4,204,654
Los Angeles County Public Works Financing
Authority
Series 2024H , RB , 5.00% , 12/01/37 ..... 5,165 6,035,684
Series 2024H , RB , 5.00% , 12/01/38 ..... 3,865 4,506,900
Series 2024H , RB , 5.00% , 12/01/40 ..... 1,750 2,020,672
Series 2019E-1 , RB , 5.00% , 12/01/49 .... 10,645 11,155,342
Series 2024H , RB , 5.25% , 12/01/53 ..... 7,200 8,021,351
Los Angeles County Sanitation Districts
Financing Authority, Series 2016A, RB,
4.00%, 10/01/42 ................. 13,500 13,293,056
Los Angeles Department of Water & Power
Series 2022E , RB , 5.00% , 07/01/25 ..... 5,420 5,446,018
Series 2024C , RB , 5.00% , 07/01/25 ..... 7,275 7,309,922
Series 2024C , RB , 5.00% , 07/01/27 ..... 7,000 7,323,017
Series 2022E , RB , 5.00% , 07/01/28 ..... 4,975 5,296,060
Series 2020A , RB , 5.00% , 07/01/28 ..... 5,000 5,322,673
Series 2020A , RB , 5.00% , 07/01/29 ..... 20,220 21,867,863
Series 2019B , RB , 5.00% , 07/01/31 ..... 4,005 4,279,850
Series 2019B , RB , 5.00% , 07/01/32 ..... 1,755 1,872,303
Series 2023A , RB , 5.00% , 07/01/32 ..... 1,495 1,684,848
Series 2022B , RB , 5.00% , 07/01/35 ..... 1,500 1,674,583
Series 2017B , RB , 5.00% , 07/01/36 ..... 2,000 2,048,206
Series 2022A , RB , 5.00% , 07/01/37 ..... 3,160 3,458,302
Series 2024B , RB , 5.00% , 07/01/38 ..... 24,000 26,933,443
Series 2020B , RB , 5.00% , 07/01/40 ..... 12,440 13,305,986
Series 2022C , RB , 5.00% , 07/01/40 ..... 12,270 13,352,767
Series 2022A , RB , 5.00% , 07/01/41 ..... 1,000 1,074,084
Series 2022C , RB , 5.00% , 07/01/42 ..... 5,515 5,917,683
Series 2017C , RB , 5.00% , 07/01/42 ..... 2,000 2,035,772
Series 2017A , RB , 5.00% , 07/01/42 ..... 7,495 7,601,251
Series 2016B , RB , 5.00% , 07/01/42 ..... 1,095 1,098,687
Series 2024A , RB , 5.00% , 07/01/43 ..... 3,275 3,542,626
Series 2018D , RB , 5.00% , 07/01/43 ..... 1,725 1,774,018
Series 2022C , RB , 5.00% , 07/01/43 ..... 2,155 2,296,266
Series 2019D , RB , 5.00% , 07/01/44 ..... 13,000 13,455,354
Series 2024A , RB , 5.00% , 07/01/44 ..... 5,000 5,362,046
Series 2016A , RB , 5.00% , 07/01/46 ..... 7,050 7,058,688
Series 2021B , RB , 5.00% , 07/01/46 ..... 3,535 3,693,039
Series 2022A , RB , 5.00% , 07/01/46 ..... 3,880 4,066,527
Series 2022C , RB , 5.00% , 07/01/47 ..... 3,390 3,563,013
Series 2017C , RB , 5.00% , 07/01/47 ..... 15,115 15,311,506
Series 2019D , RB , 5.00% , 07/01/49 ..... 21,630 22,184,381
Series 2019C , RB , 5.00% , 07/01/49 ..... 1,250 1,282,038
Series 2019A , RB , 5.00% , 07/01/49 ..... 14,500 14,832,053
Series 2019A , RB , 5.25% , 07/01/49 ..... 2,500 2,580,847
Series 2020B , RB , 5.00% , 07/01/50 ..... 4,230 4,380,623
Series 2021C , RB , 5.00% , 07/01/51 ..... 17,980 18,723,563
Series 2022A , RB , 5.00% , 07/01/51 ..... 1,635 1,702,615
Series 2024C , RB , 5.00% , 07/01/54 ..... 500 527,608
Los Angeles Department of Water & Power
Water System
Series 2016B , RB , 5.00% , 07/01/28 ..... 1,030 1,041,598
Series 2020B , RB , 4.00% , 07/01/29 ..... 2,000 2,061,205
Series 2020B , RB , 4.00% , 07/01/30 ..... 2,000 2,069,361
Series 2016B , RB , 5.00% , 07/01/30 ..... 4,275 4,320,921
Series 2023A , RB , 5.00% , 07/01/33 ..... 5,000 5,675,899
Series 2016B , RB , 5.00% , 07/01/34 ..... 5,015 5,057,392
Series 2023A , RB , 5.00% , 07/01/34 ..... 5,000 5,666,771
Series 2020C , RB , 5.00% , 07/01/36 ..... 2,250 2,442,050
Security
Par (000)
Par (000) Value
California (continued)
Series 2022B , RB , 5.00% , 07/01/37 ..... USD 7,000 $ 7,725,364
Series 2018B , RB , 5.00% , 07/01/37 ..... 2,000 2,091,310
Series 2020C , RB , 5.00% , 07/01/37 ..... 3,050 3,299,401
Series 2022B , RB , 5.00% , 07/01/38 ..... 6,670 7,329,593
Series 2020C , RB , 5.00% , 07/01/38 ..... 1,000 1,078,032
Series 2020A , RB , 5.00% , 07/01/40 ..... 5,065 5,422,668
Series 2020C , RB ,
5.00
% , 07/01/40 ..... 5,250 5,620,732
Series 2020C , RB , 5.00% , 07/01/41 ..... 2,000 2,128,941
Series 2022C , RB , 5.00% , 07/01/41 ..... 4,610 5,011,033
Series 2024B , RB , 5.00% , 07/01/41 ..... 4,800 5,313,695
Series 2016A , RB , 5.00% , 07/01/41 ..... 2,000 2,008,587
Series 2020A , RB , 5.00% , 07/01/41 ..... 1,500 1,596,706
Series 2024B , RB , 5.00% , 07/01/42 ..... 3,000 3,291,249
Series 2018B , RB , 5.00% , 07/01/43 ..... 2,500 2,572,609
Series 2017A , RB , 5.00% , 07/01/44 ..... 17,715 17,924,448
Series 2024B , RB , 5.00% , 07/01/44 ..... 4,000 4,309,660
Series 2016B , RB , 5.00% , 07/01/46 ..... 1,525 1,527,125
Series 2016A , RB , 5.00% , 07/01/46 ..... 12,275 12,292,103
Series 2022B , RB , 5.00% , 07/01/47 ..... 20,030 21,076,604
Series 2018B , RB , 5.00% , 07/01/48 ..... 2,500 2,554,587
Series 2018A , RB , 5.00% , 07/01/48 ..... 9,745 9,927,613
Series 2021B , RB , 5.00% , 07/01/49 ..... 3,900 4,059,079
Series 2022C , RB , 5.00% , 07/01/52 ..... 2,345 2,461,030
Series 2022D , RB , 5.00% , 07/01/52 ..... 1,650 1,731,642
Los Angeles Unified School District
Series 2017A , GO , 5.00% , 07/01/26 ..... 2,210 2,284,412
Series 2019A , GO , 5.00% , 07/01/27 ..... 1,625 1,719,556
Series 2016B , GO , 5.00% , 07/01/27 ..... 5,970 6,156,132
Series 2017A , GO , 5.00% , 07/01/27 ..... 1,460 1,544,955
Series 2024A , GO , 5.00% , 07/01/28 ..... 2,460 2,660,783
Series 2019A , GO , 5.00% , 07/01/28 ..... 5,005 5,413,503
Series 2021RYRR , GO , 5.00% , 07/01/28 .. 1,505 1,627,837
Series 2016B , GO , 5.00% , 07/01/28 ..... 1,155 1,190,704
Series 2022QRR , GO , 5.00% , 07/01/28 ... 2,505 2,709,456
Series 2019A , GO , 5.00% , 07/01/29 ..... 5,000 5,519,141
Series 2016A , GO , 5.00% , 07/01/29 ..... 4,000 4,023,390
Series 2024A , GO , 5.00% , 07/01/30 ..... 7,000 7,873,440
Series 2016B , GO , 3.00% , 07/01/31 ..... 15,405 15,277,105
Series 2018B-1 , GO , 5.00% , 07/01/31 .... 1,000 1,059,507
Series 2021RYRR , GO , 5.00% , 07/01/31 .. 500 571,613
Series 2022QRR , GO , 5.00% , 07/01/31 ... 1,410 1,611,948
Series 2019A , GO , 5.00% , 07/01/31 ..... 3,045 3,323,248
Series 2016B , GO , 3.00% , 07/01/32 ..... 7,820 7,686,965
Series 2020C , GO , 4.00% , 07/01/32 ..... 5,000 5,289,189
Series 2021RYRR , GO , 5.00% , 07/01/32 .. 2,920 3,357,218
Series 2024A , GO , 5.00% , 07/01/32 ..... 23,735 27,525,465
Series 2018B-1 , GO , 5.00% , 07/01/32 .... 3,250 3,433,661
Series 2016A , GO , 4.00% , 07/01/33 ..... 1,000 1,001,405
Series 2020C , GO , 4.00% , 07/01/33 ..... 4,750 5,012,823
Series 2024A , GO , 5.00% , 07/01/33 ..... 7,500 8,814,044
Series 2018B-1 , GO , 5.00% , 07/01/33 .... 4,000 4,218,307
Series 2021RYRR , GO , 5.00% , 07/01/34 .. 1,505 1,721,968
Series 2024A , GO , 5.00% , 07/01/34 ..... 3,610 4,298,623
Series 2021RYRR , GO , 4.00% , 07/01/36 .. 5,250 5,528,079
Series 2018B-1 , GO , 5.00% , 07/01/36 .... 2,000 2,101,353
Series 2020RYQ , GO , 4.00% , 07/01/37 ... 1,830 1,901,835
Series 2021RYRR , GO , 4.00% , 07/01/37 .. 5,050 5,298,317
Series 2020C , GO , 4.00% , 07/01/37 ..... 12,990 13,499,912
Series 2023QRR , GO , 5.00% , 07/01/37 ... 4,000 4,676,643
Series 2020C , GO , 4.00% , 07/01/38 ..... 5,500 5,700,076
Series 2021RYRR , GO , 4.00% , 07/01/38 .. 4,695 4,898,369
Series 2020RYQ , GO , 4.00% , 07/01/38 ... 6,550 6,776,637
Series 2023QRR , GO , 5.00% , 07/01/38 ... 5,000 5,816,596
Series 2022QRR , GO , 5.00% , 07/01/38 ... 2,500 2,867,059
Series 2018B-1 , GO , 5.00% , 07/01/38 .... 10,835 11,354,781

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2025
iShares
®
National Muni Bond ETF
20
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2020RYQ , GO , 4.00% , 07/01/39 ... USD 1,030 $ 1,059,700
Series 2020C , GO , 4.00% , 07/01/39 ..... 10,000 10,288,349
Series 2023QRR , GO , 5.00% , 07/01/39 ... 10,000 11,594,455
Series 2021RYRR , GO , 4.00% , 07/01/40 .. 3,250 3,351,147
Series 2016A , GO , 4.00% , 07/01/40 ..... 1,045 1,045,403
Series 2020C , GO , 4.00% , 07/01/40 ..... 1,005 1,030,016
Series 2016A , GO , 5.00% , 07/01/40 ..... 5,320 5,340,037
Series 2024QRR , GO , 5.00% , 07/01/41 ... 3,000 3,458,113
Series 2024QRR , GO , 5.00% , 07/01/42 ... 3,000 3,421,458
Series 2018B-1 , GO , 5.25% , 07/01/42 .... 7,900 8,263,770
Series 2020C , GO , 4.00% , 07/01/44 ..... 4,500 4,532,718
Series 2020RYQ , GO , 4.00% , 07/01/44 ... 46,225 46,561,088
Series 2020C , GO , 3.00% , 07/01/45 ..... 10,000 8,214,986
Series 2021RYRR , GO , 4.00% , 07/01/46 .. 13,285 13,333,371
Series 2022QRR , GO , 5.25% , 07/01/47 ... 3,765 4,173,532
Series 2024QRR , GO , 5.25% , 07/01/49 ... 5,000 5,610,442
Los Rios Community College District, Series E,
GO, 3.00%, 08/01/25 .............. 2,000 2,002,988
Mendocino-Lake Community College District,
Series B, GO, 0.00%, 08/01/51 (AGM)
(c)
.. 750 224,206
Metropolitan Water District of Southern California
Series 2019A , RB , 5.00% , 07/01/26 ..... 1,000 1,035,803
Series 2011C , RB , 5.00% , 10/01/27 ..... 1,000 1,067,954
Series 2015A , RB , 5.00% , 07/01/28 ..... 8,695 8,765,520
Series 2022A , RB , 5.00% , 10/01/31 ..... 2,425 2,808,370
Series 2019A , RB , 5.00% , 07/01/34 ..... 8,000 8,684,806
Series 2024B3 , RB , VRDN 5.00% , 07/01/31
(b)
1,500 1,674,309
Series 2020C , RB , 5.00% , 07/01/38 ..... 10,730 11,864,454
Series 2020C , RB , 5.00% , 07/01/39 ..... 2,520 2,776,145
Series 2020C , RB , 5.00% , 07/01/40 ..... 12,000 13,177,660
Series 2020A , RB , 5.00% , 10/01/45 ..... 3,000 3,178,778
Series 2021A , RB , 5.00% , 10/01/46 ..... 6,000 6,478,208
Series 2024C , RB , 5.00% , 04/01/49 ..... 3,125 3,442,282
Series 2020A , RB , 5.00% , 10/01/49 ..... 7,415 7,801,066
Series 2021A , RB , 5.00% , 10/01/51 ..... 12,000 12,839,676
Miracosta Community College District, Series B,
GO, 4.00%, 08/01/45 .............. 17,405 17,535,974
Moreno Valley Unified School District, Series A,
GO, 5.00%, 08/01/44 (AGM) ......... 14,220 14,356,917
Morgan Hill Unified School District, Series B,
GO, 4.00%, 08/01/47 .............. 7,500 7,473,960
Mount Diablo Unified School District
Series 2022B , GO , 4.00% , 08/01/35 ..... 4,000 4,224,806
Series 2010A , GO , 5.75% , 08/01/35 ( AGM ) 2,530 2,557,604
Mount San Antonio Community College District
Series 2013A , GO , 5.87% , 08/01/28 ..... 1,000 1,090,802
Series 2013A , GO , 0.00% , 08/01/43
(c)
.... 12,830 12,761,489
Municipal Improvement Corp. of Los Angeles
Series 2016B , RB , 5.00% , 11/01/30 ..... 2,000 2,067,818
Series 2016B , RB , 4.00% , 11/01/34 ..... 800 809,314
Series 2016B , RB , 4.00% , 11/01/36 ..... 11,040 11,144,193
Series 2020B , RB , 5.00% , 11/01/38 ..... 2,000 2,212,740
New Haven Unified School District, Series
2020C, GO, 3.00%, 08/01/49 ......... 6,060 4,812,290
Newport Mesa Unified School District
(c)
Series 2011 , GO , 0.00% , 08/01/34 ...... 7,485 5,519,655
Series 2011 , GO , 0.00% , 08/01/35 ...... 13,000 9,223,107
Series 2011 , GO , 0.00% , 08/01/36 ...... 1,400 953,753
Series 2011 , GO , 0.00% , 08/01/38 ...... 3,500 2,178,756
Series 2017 , GO , 0.00% , 08/01/43 ...... 1,500 680,311
Series 2017 , GO , 0.00% , 08/01/44 ...... 1,125 482,014
Series 2017 , GO , 0.00% , 08/01/45 ...... 2,500 1,015,182
Norman Y Mineta San Jose International Airport
SJC, Series 2017B, RB, 5.00%, 03/01/47 .. 1,000 1,022,964
Security
Par (000)
Par (000) Value
California (continued)
North Orange County Community College
District, Series B, GO, 4.00%, 08/01/44 ... USD 9,325 $ 9,348,362
Northern California Sanitation Agencies
Financing Authority
Series 2021 , RB , 5.00% , 12/01/27 ...... 1,000 1,069,954
Series 2021 , RB , 5.00% , 12/01/29 ...... 1,000 1,114,222
Series 2021 , RB , 5.00% , 12/01/30 ...... 400 454,314
Series 2021 , RB , 5.00% , 12/01/33 ...... 4,000 4,590,558
Series 2024A , RB , 5.00% , 12/01/37 ..... 15,000 17,878,148
Series 2020A , RB , 5.00% , 12/01/45 ..... 7,885 8,463,546
Series 2020A , RB , 5.00% , 12/01/50 ..... 12,525 13,283,488
Ohlone Community College District, Series C,
GO, 4.00%, 08/01/41 .............. 5,000 5,005,422
Orange County Local Transportation Authority
Sales Tax
Series 2019 , RB , 5.00% , 02/15/40 ...... 19,805 21,158,371
Series 2019 , RB , 5.00% , 02/15/41 ...... 1,500 1,594,254
Palomar Community College District
Series C , GO , 4.00% , 08/01/40 ........ 1,000 1,005,981
Series C , GO , 5.00% , 08/01/44 ........ 19,785 19,983,663
Series 2017 , GO , 4.00% , 08/01/45 ...... 1,900 1,900,176
Series D , GO , 5.25% , 08/01/45 ........ 1,000 1,037,638
Pasadena Area Community College District,
Series 2023A-1, GO, 5.00%, 08/01/48 ... 2,340 2,531,276
Placentia-Yorba Linda Unified School District
(c)
Series D , GO , 0.00% , 08/01/42 ........ 1,205 595,815
Series D , GO , 0.00% , 08/01/46 ........ 2,500 961,933
Poway Unified School District
(c)
Series B , GO , 0.00% , 08/01/33 ........ 1,000 760,367
Series B , GO , 0.00% , 08/01/34 ........ 4,630 3,393,650
Series B , GO , 0.00% , 08/01/36 ........ 13,250 8,942,679
Series B , GO , 0.00% , 08/01/41 ........ 1,500 790,982
Series B , GO , 0.00% , 08/01/46 ........ 9,615 3,700,341
Series B , GO , 0.00% , 08/01/51 ........ 3,750 1,133,917
Rio Hondo Community College District
Series 2010C , GO , 6.63% , 08/01/42 ..... 560 712,534
Series 2010C , GO , 6.85% , 08/01/42 ..... 7,500 9,678,781
Riverside Community College District, Series
2025A, GO, 4.00%, 08/01/54
(a)
........ 2,915 2,883,692
Riverside County Public Financing Authority,
Series 2015, RB, 5.25%, 11/01/45 ...... 1,000 1,018,257
Riverside County Transportation Commission
Series 2021B-1 , RB , 4.00% , 06/01/37 .... 5,092 5,222,705
Series 2021B-1 , RB , 4.00% , 06/01/38 .... 2,125 2,173,689
Series 2021B-1 , RB , 4.00% , 06/01/39 .... 8,860 9,022,775
Series 2021B-1 , RB , 4.00% , 06/01/40 .... 10,370 10,498,673
Series 2021B-1 , RB , 4.00% , 06/01/46 .... 18,940 18,783,855
Series 2021B-1 , RB , 3.00% , 06/01/49 .... 2,000 1,579,388
Riverside County Transportation Commission
Sales Tax
Series 2017B , RB , 5.00% , 06/01/29 ..... 7,130 7,565,811
Series 2017B , RB , 5.00% , 06/01/34 ..... 15,975 16,818,176
Series 2017B , RB , 5.00% , 06/01/35 ..... 1,030 1,082,985
Series 2017B , RB , 5.00% , 06/01/37 ..... 2,555 2,679,792
Series 2017B , RB , 5.00% , 06/01/39 ..... 2,960 3,095,818
Rowland Unified School District, Series 2009B,
GO, 0.00%, 08/01/39
(c)
............. 5,270 2,957,313
Sacramento Area Flood Control Agency, Series
2016A, 5.00%, 10/01/41 ............ 2,000 2,054,137
Sacramento City Financing Authority, Series E,
RB, 5.25%, 12/01/30 (AMBAC) ........ 440 487,828
Sacramento City Unified School District, Series
2024B, GO, 4.00%, 08/01/54 (AGM) ..... 5,000 4,865,316
Sacramento Municipal Utility District
Series 2022J , RB , 5.00% , 08/15/26 ..... 1,770 1,835,393

Schedule of Investments
(continued)
February 28, 2025
iShares
®
National Muni Bond ETF
Schedule of Investments
21
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2022J , RB , 5.00% , 08/15/28 ..... USD 1,630 $ 1,771,415
Series 2019G , RB , 5.00% , 08/15/39 ..... 1,500 1,621,558
Series 2020H , RB , 4.00% , 08/15/40 ..... 2,500 2,562,213
Series 2019G , RB , 5.00% , 08/15/40 ..... 2,000 2,155,560
Series 2020H , RB , 4.00% , 08/15/45 ..... 13,575 13,651,001
Series 2023K , RB , 5.00% , 08/15/48 ..... 14,280 15,630,421
Series 2019B , RB , VRDN 5.00% , 10/15/25
(b)
2,500 2,506,156
Series 2023D , RB , VRDN 5.00% , 10/15/30
(b)
11,500 12,653,006
Series 2024M , RB , 5.00% , 11/15/49 ..... 17,070 18,712,976
Series 2020H , RB , 5.00% , 08/15/50 ..... 43,000 45,485,323
Series 2024M , RB , 5.00% , 11/15/54 ..... 15,015 16,374,383
Sacramento Transportation Authority Sales Tax,
Series 2023, RB, 5.00%, 10/01/34 ...... 5,835 6,905,765
San Diego Association of Governments
South Bay Expressway, Series 2017A, RB,
5.00%, 07/01/42 ................. 10,000 10,303,017
San Diego Community College District
Series 2016 , GO , 5.00% , 08/01/28 ...... 1,000 1,037,273
Series 2011 , GO , 0.00% , 08/01/35
(c)
..... 4,000 2,829,175
San Diego County Regional Airport Authority
Series 2019A , RB , 5.00% , 07/01/34 ..... 4,850 5,289,287
Series 2019A , RB , 5.00% , 07/01/36 ..... 1,450 1,573,490
Series 2019A , RB , 4.00% , 07/01/38 ..... 2,120 2,165,651
Series 2019A , RB , 5.00% , 07/01/44 ..... 1,600 1,687,871
Series 2021A , RB , 5.00% , 07/01/46 ..... 5,000 5,381,608
Series 2019A , RB , 5.00% , 07/01/49 ..... 600 627,905
Series 2021A , RB , 5.00% , 07/01/56 ..... 5,000 5,307,225
San Diego County Regional Transportation
Commission
Series 2023A , RB , 5.00% , 04/01/32 ..... 2,000 2,326,550
Series 2023A , RB , 5.00% , 04/01/34 ..... 1,500 1,764,618
Series 2023A , RB , 5.00% , 04/01/38 ..... 1,000 1,156,069
Series 2016A , RB , 5.00% , 04/01/41 ..... 10,230 10,428,439
Series 2021B , RB , 5.00% , 04/01/45 ..... 4,300 4,610,190
Series 2016A , RB , 5.00% , 04/01/48 ..... 2,270 2,303,380
Series 2021B , RB , 5.00% , 04/01/48 ..... 8,140 8,684,999
San Diego County Water Authority
Series 2021B , RB , 4.00% , 05/01/33 ..... 3,500 3,756,381
Series 2021B , RB , 4.00% , 05/01/35 ..... 3,000 3,196,060
Series 2021B , RB , 4.00% , 05/01/37 ..... 3,515 3,711,824
Series 2021B , RB , 4.00% , 05/01/38 ..... 14,715 15,448,188
Series 2022A , RB , 5.00% , 05/01/52 ..... 8,250 8,879,530
San Diego Public Facilities Financing Authority
Series 2016B , RB , 5.00% , 08/01/28 ..... 2,500 2,582,180
Series 2016A , RB , 5.00% , 05/15/29 ..... 2,505 2,575,859
Series 2020A , RB , 4.00% , 08/01/36 ..... 1,350 1,407,580
Series 2020A , RB , 4.00% , 08/01/37 ..... 2,250 2,339,243
Series 2018A , RB , 5.00% , 08/01/43 ..... 1,500 1,567,417
Series A , RB , 5.00% , 10/15/44 ......... 1,810 1,822,071
Series 2020A , RB , 4.00% , 08/01/45 ..... 500 502,533
Series 2023A , RB , 4.00% , 08/01/52 ..... 5,770 5,787,287
San Diego Unified School District
Series 2024H-2 , GO , 5.00% , 07/01/25 ... 5,000 5,041,799
Series 2015R-4 , GO , 5.00% , 07/01/28 ... 5,000 5,037,368
Series G-1 , GO , 5.25% , 07/01/28 ( AGM ) .. 1,000 1,092,029
Series 2016R-5 , GO , 5.00% , 07/01/29 ... 2,005 2,065,917
Series 2010C , GO , 0.00% , 07/01/30
(c)
.... 1,550 1,318,258
Series R-1 , GO , 0.00% , 07/01/30
(c)
...... 7,570 6,438,202
Series R-1 , GO , 0.00% , 07/01/31
(c)
...... 2,000 1,642,782
Series 2012E , GO , 0.00% , 07/01/32
(c)
.... 6,440 5,099,325
Series SR-1 , GO , 4.00% , 07/01/32 ...... 1,000 1,012,595
Series 2010C , GO , 0.00% , 07/01/35
(c)
.... 2,380 1,672,792
Series 2010C , GO , 0.00% , 07/01/36
(c)
.... 17,465 11,787,219
Series 2010C , GO , 0.00% , 07/01/37
(c)
.... 700 451,974
Series 2010C , GO , 0.00% , 07/01/38
(c)
.... 3,000 1,850,312
Security
Par (000)
Par (000) Value
California (continued)
Series R-2 , GO , 0.00% , 07/01/40
(c)
...... USD 13,475 $ 13,908,330
Series 2012E , GO , 0.00% , 07/01/42
(c)
.... 5,850 4,784,582
Series 2010C , GO , 0.00% , 07/01/43
(c)
.... 4,140 1,937,211
Series 2010C , GO , 0.00% , 07/01/44
(c)
.... 2,165 957,422
Series 2010C , GO , 0.00% , 07/01/45
(c)
.... 4,590 1,927,492
Series F , GO , 4.00% , 07/01/45 ......... 9,000 8,999,354
Series 2010C , GO , 0.00% , 07/01/46
(c)
.... 275 109,880
Series 2021N-2 , GO , 3.00% , 07/01/46 ... 3,000 2,471,856
Series 2021N-2 , GO , 4.00% , 07/01/46 ... 22,000 22,001,551
Series 2010C , GO , 0.00% , 07/01/47
(c)
.... 1,405 532,429
Series 2012E , GO , 0.00% , 07/01/47
(c)
.... 3,800 3,044,379
Series 2017I , GO , 4.00% , 07/01/47 ...... 19,400 19,304,174
Series 2010C , GO , 0.00% , 07/01/48
(c)
.... 3,250 3,128,978
Series 2023A-3 , GO , 5.00% , 07/01/48 .... 5,000 5,475,841
Series 2012E , GO , 0.00% , 07/01/49
(c)
.... 7,640 2,617,180
Series 2019L , GO , 4.00% , 07/01/49 ..... 13,000 12,914,470
Series 2024H-2 , GO , 5.00% , 07/01/49 ... 1,220 1,342,930
Series 2020M-2 , GO , 3.00% , 07/01/50 ... 23,350 18,354,344
Series 2020D-2 , GO , 4.00% , 07/01/50 ... 45,580 45,112,573
Series 2020M-2 , GO , 4.00% , 07/01/50 ... 12,710 12,579,658
Series 2022F-2 , GO , 4.25% , 07/01/52 .... 5,000 5,060,286
Series 2023A-3 , GO , 4.00% , 07/01/53 .... 15,500 15,348,388
Series 2023G-3 , GO , 4.00% , 07/01/53 ... 10,000 9,902,186
San Dieguito Union High School District, Series
B-2, GO, 4.00%, 02/01/40 ........... 800 800,525
San Francisco Bay Area Rapid Transit District
Series 2015D , GO , 4.00% , 08/01/33 ..... 2,885 2,891,344
Series E , GO , 4.00% , 08/01/37 ........ 8,420 8,530,827
Series 2020C-1 , GO , 3.00% , 08/01/38 ... 5,000 4,651,783
Series 2022D-1 , GO , 5.00% , 08/01/39 ... 1,250 1,410,403
Series A-1 , GO , 4.00% , 08/01/42 ....... 1,500 1,503,962
Series 2019B-1 , GO , 4.00% , 08/01/44 .... 5,000 5,016,548
Series 2020C-1 , GO , 4.00% , 08/01/45 ... 2,640 2,646,847
Series A-1 , GO , 5.00% , 08/01/47 ....... 3,000 3,087,436
Series 2022D-1 , GO , 5.25% , 08/01/47 ... 1,250 1,376,489
Series 2020C-1 , GO , 3.00% , 08/01/50 ... 8,500 6,571,992
San Francisco Bay Area Rapid Transit District
Sales Tax
Series 2019A , RB , 4.00% , 07/01/37 ..... 3,075 3,127,484
Series 2019A , RB , 4.00% , 07/01/38 ..... 5,495 5,586,464
Series 2019A , RB , 3.00% , 07/01/44 ..... 1,800 1,496,094
San Francisco City & County Airport Comm-San
Francisco International Airport
Series 2021-2B , RB , 5.00% , 05/01/32 .... 3,150 3,585,045
Series 2021-2B , RB , 5.00% , 05/01/35 .... 3,000 3,380,855
Series 2024B , RB , 5.00% , 05/01/41 ..... 4,000 4,565,002
Series 2024B , RB , 5.00% , 05/01/42 ..... 3,000 3,392,016
Series 2024B , RB , 5.00% , 05/01/44 ..... 10,790 11,998,233
Series 2016C , RB , 5.00% , 05/01/46 ..... 4,265 4,324,423
Series 2017B , RB , 5.00% , 05/01/47 ..... 3,500 3,595,443
Series 2018E , RB , 5.00% , 05/01/48 ..... 2,500 2,594,709
Series 2024B , RB , 5.00% , 05/01/49 ..... 4,180 4,570,741
Series 2019-2F , RB , 5.00% , 05/01/50 .... 22,605 23,607,891
Series 2022-2B , RB , 5.00% , 05/01/52 .... 12,240 13,083,526
San Francisco City & County Public Utilities
Commission Power
Series 2023A , RB , 5.00% , 11/01/48 ..... 4,000 4,336,450
Series 2021A , RB , 4.00% , 11/01/51 ..... 18,000 17,833,680
Series 2023A , RB , 5.00% , 11/01/53 ..... 19,900 21,407,417
San Francisco City & County Public Utilities
Commission Wastewater
Series 2023A , RB , 5.00% , 10/01/35 ..... 1,500 1,743,168
Series 2023A , RB , 5.00% , 10/01/36 ..... 1,000 1,157,797
Series 2023A , RB , 5.00% , 10/01/37 ..... 1,500 1,728,983
Series 2013B , RB , 4.00% , 10/01/42 ..... 25,000 24,999,618

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2025
iShares
®
National Muni Bond ETF
22
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2018A , RB , 4.00% , 10/01/43 ..... USD 1,330 $ 1,326,962
Series 2021A , RB , 5.00% , 10/01/45 ..... 5,000 5,429,580
Series 2021A , RB , 5.00% , 10/01/46 ..... 5,000 5,410,282
Series 2021A , RB , 4.00% , 10/01/47 ..... 9,075 9,104,241
Series 2024C , RB , 5.00% , 10/01/49 ..... 4,000 4,391,519
Series 2021A , RB , 4.00% , 10/01/50 ..... 5,000 4,964,267
Series 2024C , RB , 5.00% , 10/01/54 ..... 13,045 14,222,915
San Joaquin County Transportation Authority
Measure K Sales Tax, Series 2017, RB,
4.00%, 03/01/41 ................. 11,000 11,010,806
San Joaquin Hills Transportation Corridor
Agency
Series 1993 , RB , 0.00% , 01/01/27
(c)
..... 1,075 1,024,334
Series 2021A , RB , 5.00% , 01/15/33 ..... 3,415 3,804,048
Series 2021A , RB , 4.00% , 01/15/34 ..... 2,185 2,279,070
San Jose Evergreen Community College District,
Series C, GO, 4.00%, 09/01/45 ........ 8,515 8,616,055
San Jose Unified School District
Series C , GO , 0.00% , 08/01/29 ( NPFGC )
(c)
3,800 3,347,320
Series C , GO , 0.00% , 08/01/30 ( NPFGC )
(c)
5,980 5,115,612
Series 2016 , GO , 5.00% , 08/01/32 ...... 9,000 9,084,654
Series 2018E , GO , 4.00% , 08/01/42 ..... 6,825 6,879,963
San Juan Unified School District, Series 2022,
GO, 4.00%, 08/01/46 .............. 17,000 17,075,203
San Marcos Unified School District
(c)
Series B , GO , 0.00% , 08/01/47 ........ 7,700 2,849,849
Series B , GO , 0.00% , 08/01/51 ........ 1,500 463,860
San Mateo County Community College District
Series A , GO , 0.00% , 09/01/30 ( NPFGC )
(c)
. 6,690 5,710,893
Series C , GO , 0.00% , 09/01/30 ( NPFGC )
(c)
4,295 3,666,410
Series 2006B , GO , 0.00% , 09/01/32
( NPFGC )
(c)
.................... 6,565 5,218,378
Series 2006B , GO , 0.00% , 09/01/34
( NPFGC )
(c)
.................... 21,075 15,563,959
Series 2006B , GO , 0.00% , 09/01/35
( NPFGC )
(c)
.................... 11,500 8,149,522
Series 2015A , GO , 5.00% , 09/01/45 ..... 1,000 1,012,067
Series 2018B , GO , 5.00% , 09/01/45 ..... 44,150 46,101,094
San Mateo Foster City Public Financing
Authority, Series 2019, RB, 5.00%, 08/01/49 3,700 3,872,140
San Mateo Foster City School District, Series A,
GO, 0.00%, 08/01/42
(c)
............. 5,500 5,980,310
San Mateo Union High School District
(c)
Series 2011A , GO , 0.00% , 09/01/33 ..... 500 494,557
Series 2011A , GO , 0.00% , 09/01/41 ..... 3,765 4,034,318
Series 2011A , GO , 0.00% , 07/01/51 ..... 4,465 3,526,841
Santa Ana Unified School District, Series 2009B,
GO, 0.00%, 08/01/33 (AGC)
(c)
......... 5,905 4,162,939
Santa Barbara Secondary High School District,
Series 2011A, GO, 0.00%, 08/01/36
(c)
.... 2,500 1,564,839
Santa Barbara Unified School District, Series B,
GO, 5.00%, 08/01/44 .............. 6,725 7,031,760
Santa Clara Unified School District, Series 2019,
GO, 4.00%, 07/01/48 .............. 24,000 24,083,976
Santa Clara Valley Transportation Authority
Series 2023A , RB , 5.00% , 04/01/30 ..... 3,060 3,438,680
Series 2023A , RB , 5.00% , 04/01/33 ..... 5,000 5,891,497
Series 2023A , RB , 5.00% , 04/01/35 ..... 4,500 5,267,989
Santa Clara Valley Water District, Series A, RB,
5.00%, 06/01/46 ................. 1,000 1,008,633
Santa Clarita Community College District, Series
2016, GO, 4.00%, 08/01/41 .......... 6,850 6,853,698
Santa Monica Community College District
Series 2018A , GO , 5.00% , 08/01/43 ..... 7,500 7,876,438
Series 2022B , GO , 5.00% , 08/01/45 ..... 1,150 1,253,512
Security
Par (000)
Par (000) Value
California (continued)
Series 2018A , GO , 4.00% , 08/01/47 ..... USD 21,580 $ 21,624,125
Santa Monica-Malibu Unified School District
Series B , GO , 4.00% , 08/01/50 ........ 28,230 27,984,619
Simi Valley Unified School District, Series
2007C, GO, 0.00%, 08/01/32 (AGM)
(c)
.... 10,000 7,949,157
Sonoma County Junior College District, Series
B, GO, 3.00%, 08/01/41 ............ 7,000 6,118,923
South San Francisco Unified School District
Series 2016C , GO , 4.00% , 09/01/37 ..... 4,000 4,025,198
Series 2023 , GO , 4.00% , 09/01/48 ...... 22,000 22,038,773
Series 2023 , GO , 4.00% , 09/01/52 ...... 10,975 10,931,941
Southern California Public Power Authority
Series 2015C , RB , 5.00% , 07/01/26 ..... 1,660 1,661,868
Series 2024-1 , RB , 5.00% , 07/01/44 ..... 6,300 6,777,548
Series 2024-1 , RB , 5.00% , 07/01/46 ..... 5,600 5,983,548
Series 2024-1 , RB , 5.00% , 07/01/49 ..... 9,535 10,116,298
Series 2024-1 , RB , 5.00% , 07/01/53 ..... 31,685 33,552,194
Series 2023-1A , RB , 5.25% , 07/01/53 .... 13,675 14,646,517
Southwestern Community College District
Series D , GO , 5.00% , 08/01/44 ........ 2,000 2,019,917
Series C , GO , 0.00% , 08/01/46
(c)
....... 1,920 720,347
State of California
Series 2016 , GO , 5.00% , 08/01/25 ...... 4,070 4,111,445
GO , 5.00% , 08/01/25 ............... 8,420 8,505,742
GO , 5.00% , 09/01/25 ............... 2,035 2,060,003
GO , 5.00% , 10/01/25 ............... 12,525 12,693,518
Series 2017 , GO , 4.00% , 11/01/25 ...... 6,465 6,529,745
GO , 5.00% , 11/01/25 ............... 5,510 5,601,058
GO , 5.00% , 03/01/26 ............... 3,810 3,816,428
GO , 5.00% , 04/01/26 ............... 7,875 8,090,136
GO , 3.88% , 08/01/26 ............... 15,000 15,224,661
GO , 5.00% , 08/01/26 ............... 15,035 15,571,870
Series C , GO , 5.00% , 09/01/26 ........ 1,500 1,516,450
GO , 5.00% , 09/01/26 ............... 3,510 3,643,122
GO , 5.00% , 10/01/26 ............... 10,950 11,389,076
GO , 5.00% , 11/01/26 ............... 2,280 2,376,448
GO , 5.00% , 03/01/27 ............... 3,920 3,926,654
GO , 5.00% , 04/01/27 ............... 3,385 3,547,831
GO , 5.00% , 08/01/27 ............... 14,550 15,353,616
GO , 5.00% , 09/01/27 ............... 6,210 6,427,693
GO , 4.00% , 10/01/27 ............... 7,280 7,529,463
GO , 5.00% , 10/01/27 ............... 3,875 4,103,184
GO , 5.00% , 11/01/27 ............... 1,155 1,225,244
GO , 5.00% , 12/01/27 ............... 3,665 3,894,441
GO , 3.00% , 03/01/28 ............... 2,500 2,526,838
GO , 5.00% , 04/01/28 ............... 6,525 6,979,654
Series 2016 , GO , 5.00% , 08/01/28 ...... 4,325 4,461,961
GO , 5.00% , 08/01/28 ............... 17,380 18,480,319
GO , 4.00% , 09/01/28 ............... 38,850 40,398,916
GO , 5.00% , 09/01/28 ............... 20,775 22,233,649
GO , 5.00% , 10/01/28 ............... 26,950 29,102,440
Series 2017 , GO , 5.00% , 11/01/28 ...... 3,600 3,808,754
GO , 5.00% , 11/01/28 ............... 37,845 40,930,181
GO , 5.00% , 03/01/29 ............... 1,000 1,088,542
GO , 5.00% , 04/01/29 ............... 24,725 26,955,217
Series C , GO , 5.00% , 08/01/29 ........ 26,175 27,540,762
GO , 5.00% , 08/01/29 ............... 10,495 10,934,573
Series 2016 , GO , 5.00% , 08/01/29 ...... 5,015 5,169,582
GO , 4.00% , 09/01/29 ............... 5,225 5,517,494
GO , 5.00% , 09/01/29 ............... 9,255 9,720,986
GO , 5.00% , 10/01/29 ............... 45,820 49,587,921
GO , 5.00% , 11/01/29 ............... 10,280 11,325,975
Series 2017 , GO , 5.00% , 11/01/29 ...... 6,270 6,628,842
GO , 5.00% , 03/01/30 ............... 2,000 2,003,379
GO , 5.00% , 04/01/30 ............... 25,150 27,922,762

Schedule of Investments
(continued)
February 28, 2025
iShares
®
National Muni Bond ETF
Schedule of Investments
23
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
GO , 4.00% , 08/01/30 ............... USD 5,000 $ 5,062,405
GO , 5.00% , 08/01/30 ............... 24,865 26,794,490
Series 2016 , GO , 5.00% , 08/01/30 ...... 4,525 4,662,573
Series C , GO , 5.00% , 08/01/30 ........ 1,035 1,088,259
GO , 5.25% , 08/01/30 ............... 4,000 4,036,012
GO , 5.00% , 09/01/30 ............... 1,000 1,032,079
GO , 5.00% , 10/01/30 ............... 20 20,034
Series 2017 , GO , 5.00% , 11/01/30 ...... 8,840 9,337,960
GO , 5.00% , 11/01/30 ............... 25,005 28,024,596
GO , 5.00% , 03/01/31 ............... 6,195 6,862,453
GO , 5.00% , 04/01/31 ............... 2,385 2,631,642
GO , 4.00% , 08/01/31 ............... 5,000 5,059,556
GO , 4.00% , 09/01/31 ............... 1,010 1,022,693
GO , 5.00% , 09/01/31 ............... 65,965 74,207,715
GO , 5.00% , 11/01/31 ............... 3,005 3,233,436
Series 2017 , GO , 5.00% , 11/01/31 ...... 7,000 7,386,518
GO , 5.00% , 12/01/31 ............... 3,500 3,705,249
GO , 5.00% , 03/01/32 ............... 2,500 2,760,282
GO , 5.00% , 04/01/32 ............... 14,125 15,909,514
GO , 4.00% , 08/01/32 ............... 2,000 2,022,218
GO , 5.00% , 08/01/32 ............... 11,000 11,191,010
Series B , GO , 5.00% , 08/01/32 ........ 5,000 5,241,859
GO , 5.25% , 08/01/32 ............... 3,525 3,556,010
GO , 4.00% , 09/01/32 ............... 3,000 3,035,119
Series C , GO , 5.00% , 09/01/32 ........ 4,225 4,264,986
GO , 5.00% , 09/01/32 ............... 25,785 27,742,159
Series 2024 , GO , 5.00% , 09/01/32 ...... 16,055 18,451,358
GO , 5.00% , 10/01/32 ............... 22,735 25,515,269
GO , 5.00% , 11/01/32 ............... 18,815 20,826,586
GO , 5.00% , 12/01/32 ............... 2,100 2,153,125
GO , 5.00% , 03/01/33 ............... 3,000 3,054,710
GO , 5.00% , 04/01/33 ............... 12,190 13,257,220
GO , 5.00% , 08/01/33 ............... 3,460 3,486,225
GO , 4.00% , 09/01/33 ............... 4,035 4,078,284
Series 2024 , GO , 5.00% , 09/01/33 ...... 20,000 23,261,376
GO , 5.00% , 09/01/33 ............... 18,285 21,266,713
Series 2017 , GO , 4.00% , 11/01/33 ...... 20,630 21,065,442
GO , 5.00% , 03/01/34 ............... 14,240 15,654,172
GO , 4.00% , 08/01/34 ............... 20,295 22,055,003
GO , 5.00% , 09/01/34 ............... 35,685 38,920,632
GO , 3.00% , 10/01/34 ............... 6,805 6,789,281
GO , 4.00% , 10/01/34 ............... 6,255 6,522,013
GO , 5.00% , 10/01/34 ............... 13,000 14,970,944
Series 2017 , GO , 4.00% , 11/01/34 ...... 3,915 3,992,952
GO , 5.00% , 11/01/34 ............... 4,035 4,323,972
GO , 5.00% , 12/01/34 ............... 8,120 8,790,436
GO , 5.00% , 03/01/35 ............... 36,960 40,537,891
Series 2022 , GO , 5.00% , 04/01/35 ...... 2,955 3,347,817
GO , 5.00% , 08/01/35 ............... 6,070 6,214,648
Series C , GO , 5.00% , 08/01/35 ........ 6,415 6,706,763
GO , 4.00% , 09/01/35 ............... 26,730 26,945,222
GO , 5.00% , 09/01/35 ............... 1,500 1,543,228
Series 2024 , GO , 5.00% , 09/01/35 ...... 8,865 10,307,471
GO , 3.00% , 10/01/35 ............... 3,000 2,971,349
GO , 5.00% , 10/01/35 ............... 12,910 13,464,494
Series 2017 , GO , 4.00% , 11/01/35 ...... 7,440 7,578,909
GO , 5.00% , 11/01/35 ............... 8,000 8,854,499
GO , 4.00% , 03/01/36 ............... 12,350 12,845,376
GO , 5.00% , 03/01/36 ............... 4,845 5,303,989
GO , 5.00% , 04/01/36 ............... 2,880 3,105,173
GO , 5.00% , 08/01/36 ............... 6,235 6,400,988
Series C , GO , 5.00% , 08/01/36 ........ 2,215 2,314,803
GO , 4.00% , 09/01/36 ............... 13,560 13,651,879
GO , 5.00% , 09/01/36 ............... 20,415 23,098,138
GO , 3.00% , 10/01/36 ............... 5,795 5,680,860
Security
Par (000)
Par (000) Value
California (continued)
GO , 4.00% , 10/01/36 ............... USD 6,945 $ 7,267,338
GO , 5.00% , 10/01/36 ............... 42,700 48,900,860
Series 2017 , GO , 4.00% , 11/01/36 ...... 8,000 8,139,535
Series 2017 , GO , 5.00% , 11/01/36 ...... 2,000 2,098,435
GO , 5.00% , 11/01/36 ............... 13,440 14,716,779
GO , 5.00% , 12/01/36 ............... 2,000 2,211,485
GO , 5.00% , 08/01/37 ............... 2,625 2,795,225
GO , 5.00% , 09/01/37 ............... 20,000 23,012,646
Series 2019 , GO , 3.00% , 10/01/37 ...... 6,385 6,122,721
GO , 4.00% , 10/01/37 ............... 3,300 3,443,981
GO , 5.00% , 10/01/37 ............... 2,000 2,236,634
GO , 4.00% , 11/01/37 ............... 1,530 1,592,219
GO , 5.00% , 11/01/37 ............... 22,500 25,238,773
GO , 4.00% , 03/01/38 ............... 11,960 12,384,549
GO , 5.00% , 04/01/38 ............... 1,000 1,076,260
GO , 5.00% , 08/01/38 ............... 6,500 6,660,349
GO , 4.00% , 11/01/38 ............... 21,060 21,863,938
GO , 5.00% , 10/01/39 ............... 6,730 7,177,427
GO , 5.25% , 10/01/39 ............... 19,795 20,202,583
GO , 4.00% , 11/01/39 ............... 5,000 5,168,602
GO , 5.00% , 09/01/41 ............... 13,095 14,588,595
GO , 4.00% , 10/01/41 ............... 6,705 6,861,794
GO , 4.00% , 11/01/41 ............... 8,750 8,755,957
Series 2022 , GO , 4.00% , 04/01/42 ...... 21,240 21,655,722
Series 2022 , GO , 5.00% , 04/01/42 ...... 6,455 6,832,134
GO , 4.00% , 09/01/42 ............... 7,545 7,700,412
GO , 5.00% , 10/01/42 ............... 5,000 5,332,916
GO , 5.00% , 11/01/42 ............... 10,000 11,089,981
GO , 4.00% , 09/01/43 ............... 4,250 4,318,201
Series 2024 , GO , 5.00% , 09/01/43 ...... 10,000 11,183,781
GO , 5.00% , 09/01/43 ............... 33,180 36,919,761
GO , 2.25% , 11/01/43 ............... 5,000 3,744,464
GO , 2.38% , 12/01/43 ............... 3,075 2,347,617
GO , 4.00% , 10/01/44 ............... 11,655 11,690,099
GO , 4.00% , 11/01/44 ............... 1,500 1,499,925
GO , 4.00% , 03/01/45 ............... 6,500 6,495,837
GO , 4.00% , 08/01/45 ............... 1,750 1,748,817
GO , 5.00% , 09/01/45 ............... 16,275 16,548,225
GO , 5.00% , 10/01/45 ............... 5,280 5,805,389
GO , 5.25% , 10/01/45 ............... 17,105 19,130,263
GO , 4.00% , 11/01/45 ............... 10,350 10,342,802
GO , 4.00% , 03/01/46 ............... 12,805 12,881,119
GO , 5.00% , 08/01/46 ............... 5,000 5,073,528
GO , 5.00% , 09/01/46 ............... 3,495 3,549,100
GO , 5.25% , 09/01/47 ............... 11,000 12,127,130
GO , 5.00% , 10/01/47 ............... 5,075 5,130,677
Series 2017 , GO , 4.00% , 11/01/47 ...... 15,750 15,741,249
Series 2017 , GO , 5.00% , 11/01/47 ...... 3,060 3,165,010
GO , 5.00% , 09/01/48 ............... 9,120 9,993,022
GO , 4.00% , 04/01/49 ............... 7,000 7,011,618
GO , 5.00% , 08/01/49 ............... 1,665 1,824,215
GO , 3.00% , 10/01/49 ............... 1,000 805,339
GO , 5.00% , 10/01/49 ............... 1,955 2,058,337
GO , 4.00% , 03/01/50 ............... 1,915 1,916,291
GO , 5.25% , 10/01/50 ............... 5,000 5,501,927
GO , 3.00% , 11/01/50 ............... 10,860 8,723,849
GO , 4.00% , 11/01/50 ............... 6,575 6,425,029
GO , 4.25% , 09/01/52 ............... 2,190 2,225,520
GO , 5.00% , 09/01/52 ............... 9,250 9,944,677
GO , 5.25% , 09/01/53 ............... 23,160 25,528,789
GO , 5.25% , 08/01/54 ............... 1,500 1,665,333
GO , 5.50% , 08/01/54 ............... 1,500 1,703,592
State of California Department of Water
Resources
Series AX , RB , 5.00% , 12/01/27 ........ 1,000 1,070,721

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2025
iShares
®
National Muni Bond ETF
24
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series BB , RB , 5.00% , 12/01/28 ........ USD 2,000 $ 2,188,812
Series AW , RB , 5.00% , 12/01/30 ....... 4,000 4,168,722
Series BB , RB , 5.00% , 12/01/30 ........ 2,000 2,279,378
Series BD , RB , 5.00% , 12/01/30 ....... 2,520 2,872,017
Series BD , RB , 4.00% , 12/01/34 ....... 5,000 5,342,162
Series BB , RB , 5.00% , 12/01/34 ........ 8,940 10,082,894
Series BA , RB , 5.00% , 12/01/34 ........ 6,790 7,417,807
Series BB , RB , 5.00% , 12/01/35 ........ 9,075 10,207,091
Ukiah Unified School District, Series 2006, GO,
0.00%, 08/01/28 (NPFGC)
(c)
.......... 3,750 3,379,466
University of California
Series 2015AO , RB , 5.00% , 05/15/27 .... 5,000 5,023,870
Series 2018AZ , RB , 4.00% , 05/15/28 .... 1,020 1,066,883
Series 2025BZ , RB , 5.00% , 05/15/29
(a)
... 10,000 10,976,827
Series 2024BS , RB , 5.00% , 05/15/30 .... 5,000 5,587,846
Series 2017AY , RB , 5.00% , 05/15/30 .... 465 488,804
Series 2017AY , RB , 5.00% , 05/15/31 .... 3,000 3,148,289
Series 2017AV , RB , 5.00% , 05/15/31 .... 10,060 10,557,261
Series 2023BN , RB , 5.00% , 05/15/32 .... 5,000 5,763,406
Series 2022BK , RB , 5.00% , 05/15/32 .... 4,265 4,916,185
Series 2015I , RB , 5.00% , 05/15/32 ...... 3,070 3,084,656
Series 2015AO , RB , 5.00% , 05/15/32 .... 8,615 8,656,128
Series 2017AY , RB , 4.00% , 05/15/33 .... 4,530 4,619,109
Series 2020BE , RB , 5.00% , 05/15/33 .... 1,000 1,109,986
Series 2024BS , RB , 5.00% , 05/15/34 .... 15,000 17,687,769
Series 2020BE , RB , 5.00% , 05/15/34 .... 1,500 1,660,220
Series 2017AY , RB , 4.00% , 05/15/35 .... 5,000 5,085,352
Series 2024BS , RB , 5.00% , 05/15/35 .... 5,000 5,869,434
Series 2017AV , RB , 5.00% , 05/15/35 .... 2,660 2,780,511
Series 2024BW , RB , 5.00% , 05/15/35 .... 10,000 11,738,867
Series 2015I , RB , 4.00% , 05/15/36 ...... 1,000 1,002,800
Series 2021Q , RB , 4.00% , 05/15/36 ..... 1,610 1,690,628
Series 2023BM , RB , 5.00% , 05/15/36 .... 7,200 8,281,221
Series 2020BE , RB , 5.00% , 05/15/36 .... 1,500 1,648,974
Series 2017AY , RB , 5.00% , 05/15/36 .... 15,880 16,569,132
Series 2025BZ , RB , 5.00% , 05/15/36 .... 10,000 11,816,916
Series 2024BS , RB , 5.00% , 05/15/36 .... 10,000 11,661,595
Series 2023BM , RB , 5.00% , 05/15/37 .... 4,270 4,892,355
Series 2025CA , RB , 5.00% , 05/15/37
(a)
... 10,000 11,762,564
Series 2017AY , RB , 5.00% , 05/15/37 .... 11,345 11,817,936
Series 2024BV , RB , 5.00% , 05/15/37 .... 7,500 8,709,220
Series 2016AR , RB , 5.00% , 05/15/37 .... 11,340 11,584,971
Series 2024BS , RB , 5.00% , 05/15/37 .... 10,000 11,612,293
Series 2024BS , RB , 5.00% , 05/15/38 .... 6,000 6,938,797
Series 2024BV , RB , 5.00% , 05/15/38 .... 7,500 8,673,497
Series 2025BZ , RB , 5.00% , 05/15/38 .... 10,000 11,710,080
Series 2020BE , RB , 5.00% , 05/15/38 .... 1,000 1,092,704
Series 2021Q , RB , 4.00% , 05/15/39 ..... 1,710 1,768,665
Series 2021BH , RB , 4.00% , 05/15/39 .... 2,000 2,070,880
Series 2024BS , RB , 5.00% , 05/15/39 .... 14,500 16,625,810
Series 2025CA , RB , 5.00% , 05/15/39
(a)
... 7,500 8,701,144
Series 2020BE , RB , 5.00% , 05/15/39 .... 5,820 6,326,264
Series 2020BE , RB , 4.00% , 05/15/40 .... 10,070 10,329,610
Series 2024BS , RB , 5.00% , 05/15/40 .... 13,000 14,825,654
Series 2023BN , RB , 5.00% , 05/15/41 .... 36,840 41,203,930
Series 2024BS , RB , 5.00% , 05/15/41 .... 7,000 7,915,814
Series 2020BE , RB , 5.00% , 05/15/41 .... 1,410 1,521,079
Series 2016AR , RB , 5.00% , 05/15/41 .... 5,000 5,084,328
Series 2024BV , RB , 5.00% , 05/15/42 .... 3,695 4,153,566
Series 2024BS , RB , 5.00% , 05/15/42 .... 7,430 8,352,096
Series 2023BN , RB , 5.00% , 05/15/42 .... 34,000 37,821,801
Series 2020BE , RB , 5.00% , 05/15/42 .... 6,000 6,449,017
Series 2024BS , RB , 5.00% , 05/15/43 .... 5,000 5,582,271
Series 2024BV , RB , 5.00% , 05/15/43 .... 2,020 2,255,237
Security
Par (000)
Par (000) Value
California (continued)
Series 2016K , RB , 4.00% , 05/15/46 ..... USD 10,045 $ 9,948,211
Series 2021BH , RB , 4.00% , 05/15/46 .... 5,500 5,477,980
Series 2016AR , RB , 5.00% , 05/15/46 .... 12,845 13,002,702
Series 2017M , RB , 4.00% , 05/15/47 ..... 4,580 4,530,265
Series 2020BE , RB , 4.00% , 05/15/47 .... 36,135 35,899,338
Series 2017AV , RB , 5.00% , 05/15/47 .... 13,200 13,563,310
Series 2017M , RB , 5.00% , 05/15/47 ..... 14,075 14,456,393
Series 2017AV , RB , 5.25% , 05/15/47 .... 1,170 1,209,053
Series 2013AL-3 , RB , VRDN
0.95% , 03/03/25
(b)
............... 39,560 39,560,000
Series 2013AL-4 , RB , VRDN
1.00% , 03/03/25
(b)
............... 70,000 70,000,000
Series 2013AL-2 , RB , VRDN
1.25% , 03/03/25
(b)
............... 49,170 49,170,000
Series 2018AZ , RB , 4.00% , 05/15/48 .... 2,000 1,978,123
Series 2018AZ , RB , 5.00% , 05/15/48 .... 22,770 23,593,778
Series 2019BB , RB , 5.00% , 05/15/49 .... 5,000 5,228,160
Series 2017AV , RB , 5.00% , 05/15/49 .... 18,500 18,974,122
Series 2020BE , RB , 4.00% , 05/15/50 .... 11,000 10,892,629
Series 2021Q , RB , 3.00% , 05/15/51 ..... 5,000 4,042,679
Series 2021BH , RB , 4.00% , 05/15/51 .... 3,250 3,218,175
Series 2022BK , RB , 5.00% , 05/15/52 .... 17,335 18,659,243
Series 2017M , RB , 5.00% , 05/15/52 ..... 9,250 9,472,330
Series 2024BW , RB , 5.00% , 05/15/54 .... 4,000 4,368,629
Series 2018O , RB , 5.00% , 05/15/58 ..... 3,000 3,094,188
Series 2018AZ , RB , 5.25% , 05/15/58 .... 2,000 2,081,955
Series 2018O , RB , 5.50% , 05/15/58 ..... 2,000 2,097,476
Upper Santa Clara Valley Joint Powers Authority
Series 2020A , RB , 4.00% , 08/01/45 ..... 3,450 3,433,372
Series 2020A , RB , 4.00% , 08/01/50 ..... 8,435 8,361,681
Ventura County Community College District,
Series 2008C, GO, 0.00%, 08/01/28
(c)
.... 15,000 13,567,923
West Valley-Mission Community College District,
Series 2015B, GO, 4.00%, 08/01/40 ..... 1,750 1,751,964
Westminster School District
(c)
Series 2013A , GO , 0.00% , 08/01/48 ( BAM ) 8,345 5,913,542
Series 2013A , GO , 0.00% , 08/01/52 ( BAM ) 15,000 10,595,202
William S Hart Union High School District, Series
B, GO, 0.00%, 08/01/34 (AGM)
(c)
....... 4,825 3,505,786
Yosemite Community College District, Series
2010D, GO, 0.00%, 08/01/38
(c)
........ 2,500 1,525,809
7,021,048,772
Colorado — 1.6%
Arapahoe County School District No. 5 Cherry
Creek
Series 2024 , GO , 5.00% , 12/15/25 ( SAW ) . 3,500 3,562,507
Series 2024 , GO , 5.25% , 12/15/41 ( SAW ) . 3,000 3,461,655
Series 2024 , GO , 5.25% , 12/15/42 ( SAW ) . 1,500 1,711,399
Board of Governors of Colorado State University
System
Series 2013A , RB , 5.00% , 03/01/43
( HERBIP ) ..................... 3,880 4,422,938
Series 2017C , RB , 4.00% , 03/01/47
( HERBIP ) ..................... 18,625 17,850,150
Series E-1 , RB , 5.00% , 03/01/47 ( HERBIP ) 1,000 1,000,000
Series 2015A , RB , 4.00% , 03/01/49 ..... 4,000 4,000,000
Series 2025B , RB , VRDN ( Bank of America
NA SBPA ), 2.30% , 03/05/25
(b)
....... 8,500 8,500,000
Series 2015A , RB , 4.13% , 03/01/55 ..... 30,000 30,000,000
Board of Water Commissioners City & County of
Denver (The)
Series 2020B , RB , 5.00% , 09/15/30 ..... 1,920 2,149,355
Series A , RB , 4.00% , 09/15/42 ......... 2,500 2,501,385
Series 2022A , RB , 5.00% , 12/15/45 ..... 5,770 6,252,417

Schedule of Investments
(continued)
February 28, 2025
iShares
®
National Muni Bond ETF
Schedule of Investments
25
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Colorado (continued)
Series A , RB , 5.00% , 09/15/47 ......... USD 5,575 $ 5,741,087
Series 2024A , RB , 5.00% , 09/15/49 ..... 1,000 1,080,131
Series 2022A , RB , 5.00% , 12/15/52 ..... 25,285 27,009,268
Boulder Larimer & Weld Counties St Vrain Valley
School District Re1J
Series 2024 , GO , 5.00% , 12/15/25 ( SAW ) . 2,000 2,036,971
Series 2024 , GO , 5.00% , 12/15/27 ( SAW ) . 2,580 2,743,438
Series 2024 , GO , 5.00% , 12/15/28 ( SAW ) . 1,835 1,987,747
Series 2024 , GO , 5.00% , 12/15/29 ( SAW ) . 1,000 1,103,122
Series 2024 , GO , 5.00% , 12/15/36 ( SAW ) . 3,000 3,476,501
Series 2024 , GO , 5.00% , 12/15/37 ( SAW ) . 3,650 4,213,146
Series 2024 , GO , 5.00% , 12/15/38 ( SAW ) . 2,250 2,597,772
Boulder Valley School District No. Re-2 Boulder,
Series 2015, GO, 5.00%, 12/01/39 (SAW) . 22,710 22,803,395
City & County of Denver
Series 2020B , GO , 5.00% , 08/01/26 ..... 16,500 17,051,128
Series 2020B , GO , 5.00% , 08/01/29 ..... 11,010 12,090,489
Series 2020B , GO , 5.00% , 08/01/30 ..... 19,375 21,646,736
Series 2023 , COP , 5.00% , 12/01/32 ..... 2,320 2,644,260
Series 2018A-2 , RB , 0.00% , 08/01/37
(c)
... 4,610 2,752,077
Series 2022A , GO , 5.00% , 08/01/38 ..... 16,200 18,233,124
Series 2018A-1 , RB , 5.00% , 08/01/41 .... 1,000 1,022,969
Series 2016A , RB , 5.00% , 08/01/44 ..... 9,500 9,655,106
Series 2016A , RB , 4.00% , 08/01/46 ..... 10,000 9,700,980
City & County of Denver Airport System
Series 2022C , RB , 5.00% , 11/15/25 ..... 1,055 1,070,635
Series 2022C , RB , 5.00% , 11/15/28 ..... 525 566,566
Series 2023A , RB , 5.00% , 11/15/29 ..... 2,850 3,123,846
Series B , RB , 4.00% , 11/15/31 ......... 2,310 2,310,170
Series 2023A , RB , 5.00% , 11/15/33 ..... 1,000 1,147,528
Series 2023A , RB , 5.00% , 11/15/38 ..... 750 841,106
Series 2023A , RB , 5.00% , 11/15/39 ..... 1,000 1,112,108
Series 2023A , RB , 5.00% , 11/15/42 ..... 2,000 2,178,979
Series B , RB , 5.00% , 11/15/43 ......... 140 140,296
Series 2018B , RB , 4.00% , 12/01/43 ..... 5,000 4,962,644
Series 2022B , RB , 5.00% , 11/15/47 ..... 10,780 11,455,814
Series 2018B , RB , 5.00% , 12/01/48 ..... 7,515 7,737,365
Series 2022B , RB , 5.25% , 11/15/53 ..... 3,000 3,230,134
City of Aurora, Series 2016, RB,
5.00%, 08/01/46 ................. 24,380 25,175,305
City of Colorado Springs Utilities System
Series 2005A , RB , VRDN ( Bank of America
NA SBPA ), 1.86% , 03/10/25
(b)
....... 5,775 5,775,000
Series 2024A , RB , 5.00% , 11/15/49 ..... 41,655 45,035,466
Series 2024A , RB , 5.25% , 11/15/54 ..... 15,745 17,296,599
City of Westminster Water & Wastewater Utility,
Series 2024, RB, 5.00%, 12/01/54 ...... 4,000 4,282,327
Colorado Bridge & Tunnel Enterprise
Series 2024B , RB , 5.00% , 12/01/30 ..... 3,500 3,927,164
Series 2024B , RB , 5.00% , 12/01/35 ..... 2,000 2,334,912
Series 2024B , RB , 5.00% , 12/01/36 ..... 1,500 1,744,558
County of Adams, Series 2015, COP,
4.00%, 12/01/45 ................. 700 690,106
Denver City & County School District No. 1
Series 2021B , GO , 4.00% , 12/01/27 ( SAW ) 5,840 6,051,466
Series 2021B , GO , 4.00% , 12/01/28 ( SAW ) 5,000 5,228,161
Series 2012B , GO , 3.00% , 12/01/29 ( SAW ) 1,000 978,514
Series 2025A , GO , 5.25% , 12/01/36 ( SAW ) 2,750 3,268,420
Series 2017 , GO , 5.00% , 12/01/37 ( SAW ) . 2,035 2,093,613
Series 2017 , GO , 5.00% , 12/01/38 ( SAW ) . 1,830 1,880,513
Series 2021 , GO , 5.00% , 12/01/39 ( SAW ) . 4,520 4,934,616
Series 2025A , GO , 5.25% , 12/01/39 ( SAW ) 3,000 3,502,690
Series 2022A , GO , 5.00% , 12/01/42 ( SAW ) 3,205 3,503,820
Series 2025A , GO , 5.25% , 12/01/42 ( SAW ) 2,000 2,289,265
Series 2022A , GO , 5.00% , 12/01/45 ( SAW ) 2,565 2,756,661
Security
Par (000)
Par (000) Value
Colorado (continued)
Douglas County School District No. Re-1
Douglas & Elbert Counties
Series 2024 , GO , 5.00% , 12/15/39 ( SAW ) . USD 14,570 $ 16,634,483
Series 2024 , GO , 5.00% , 12/15/41 ( SAW ) . 1,405 1,585,926
E-470 Public Highway Authority
(c)
Series 2004A , RB , 0.00% , 09/01/28 ( NPFGC ) 12,900 11,535,237
Series 2000B , RB , 0.00% , 09/01/29 ( NPFGC ) 2,500 2,159,157
Series 2004A , RB , 0.00% , 09/01/34 ( NPFGC ) 22,000 15,601,830
Series 2010A , RB , 0.00% , 09/01/35 ..... 1,000 685,453
Series 2010A , RB , 0.00% , 09/01/40 ..... 2,745 1,460,708
Series 2010A , RB , 0.00% , 09/01/41 ..... 3,495 1,741,593
Mesa County Valley School District No. 51
Grand Junction
Series 2025 , GO , 5.25% , 12/01/43 ( SAW ) . 2,005 2,259,582
Series 2025 , GO , 5.25% , 12/01/49 ( SAW ) . 10,000 11,032,666
Regional Transportation District Sales Tax
Series 2013A , RB , 5.00% , 11/01/27 ..... 1,500 1,591,099
Series 2013A , RB , 5.00% , 11/01/28 ..... 1,670 1,805,660
Series 2021B , RB , 5.00% , 11/01/28 ..... 8,535 9,228,329
Series 2021B , RB , 5.00% , 11/01/29 ..... 5,000 5,503,914
Series 2023A , RB , 5.00% , 11/01/31 ..... 5,000 5,667,015
Series 2017B , RB , 5.00% , 11/01/33 ..... 1,655 1,741,183
Series 2023A , RB , 5.00% , 11/01/37 ..... 5,000 5,667,371
Series 2023A , RB , 5.00% , 11/01/38 ..... 2,000 2,255,091
Series 2021B , RB , 4.00% , 11/01/39 ..... 15,500 15,878,963
Series 2016A , RB , 5.00% , 11/01/41 ..... 2,765 2,825,999
Series 2016A , RB , 5.00% , 11/01/46 ..... 11,875 12,102,355
State of Colorado
Series 2022 , COP , 6.00% , 12/15/41 ..... 10,000 11,735,834
Series 2018N , COP , 4.00% , 03/15/43 .... 3,500 3,442,593
Series 2019O , COP , 4.00% , 03/15/44 .... 1,985 1,943,954
Series 2024A , COP , 5.00% , 11/01/49 .... 4,500 4,811,839
Series 2024A , COP , 4.00% , 11/01/53 .... 6,440 6,173,526
Series 2024A , COP , 5.00% , 11/01/53 .... 3,500 3,723,680
University of Colorado
Series 2024A , RB , 5.00% , 10/01/30 ..... 24,185 27,041,771
Series 2017A-2 , RB , 4.00% , 06/01/35 .... 3,000 3,107,136
Series 2017A-2 , RB , 4.00% , 06/01/43 .... 2,000 1,973,885
Series 2025A , RB , 5.00% , 06/01/50 ..... 2,000 2,176,295
Series 2025A , RB , 4.25% , 06/01/55 ..... 2,000 1,966,677
634,688,424
Connecticut — 2.1%
Connecticut State Health & Educational Facilities
Authority
Series 2017B-1 , RB , 5.00% , 07/01/29 .... 5,000 5,488,482
Series 2015A , RB , 5.00% , 07/01/35 ..... 3,500 4,175,918
Series 2017C-1 , RB , VRDN
5.00% , 02/01/28
(b)
............... 25,600 27,318,275
Series 2016A1 , RB , VRDN 1.10% , 03/03/25
(b)
8,725 8,725,000
Series 2013A , RB , VRDN 1.30% , 03/03/25
(b)
8,200 8,200,000
Series 2010A-4-1 , RB , VRDN
1.30% , 03/03/25
(b)
............... 47,100 47,100,000
Series 2017C-2 , RB , VRDN
2.80% , 02/03/26
(b)
............... 7,600 7,578,563
State of Connecticut
Series 2018B , GO , 5.00% , 04/15/25 ..... 2,500 2,506,521
Series 2016B , GO , 5.00% , 05/15/25 ..... 1,935 1,943,734
Series 2023B , GO , 5.00% , 08/01/25 ..... 1,000 1,009,482
Series 2022D , GO , 5.00% , 09/15/25 ..... 1,000 1,012,458
Series E , GO , 5.00% , 10/15/25 ........ 3,140 3,185,070
Series 2022G , GO , 5.00% , 11/15/25 ..... 7,820 7,947,681
Series 2022A , GO , 4.00% , 01/15/26 ..... 1,500 1,517,733
Series 2016B , GO , 5.00% , 05/15/26 ..... 3,580 3,681,122
Series 2022D , GO , 5.00% , 09/15/26 ..... 7,535 7,807,386

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2025
iShares
®
National Muni Bond ETF
26
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Connecticut (continued)
Series 2018F , GO , 5.00% , 09/15/26 ..... USD 1,110 $ 1,150,126
Series 2024F , GO , 5.00% , 11/15/26 ..... 10,770 11,194,147
Series 2022A , GO , 4.00% , 01/15/27 ..... 3,790 3,888,172
Series 2021A , GO , 4.00% , 01/15/27 ..... 3,000 3,077,709
Series 2015B , GO , 5.00% , 06/15/27 ..... 2,300 2,313,872
Series 2021D , GO , 5.00% , 07/15/27 ..... 1,700 1,792,862
Series 2022D , GO , 5.00% , 09/15/27 ..... 660 698,466
Series F , GO , 5.00% , 11/15/27 ......... 2,080 2,110,851
Series 2022A , GO , 4.00% , 01/15/28 ..... 1,250 1,295,059
Series 2020A , GO , 5.00% , 01/15/28 ..... 2,000 2,130,331
Series 2018C , GO , 5.00% , 06/15/28 ..... 1,010 1,084,154
Series 2015B , GO , 5.00% , 06/15/28 ..... 10,000 10,058,752
Series 2021D , GO , 5.00% , 07/15/28 ..... 2,735 2,940,392
Series E , GO , 5.00% , 10/15/28 ........ 5,000 5,170,684
Series F , GO , 5.00% , 11/15/28 ......... 5,000 5,072,049
Series 2021A , GO , 4.00% , 01/15/29 ..... 5,000 5,232,741
Series 2020A , GO , 5.00% , 01/15/29 ..... 4,615 5,005,145
Series 2015B , GO , 5.00% , 06/15/29 ..... 10,000 10,057,526
Series 2018C , GO , 5.00% , 06/15/29 ..... 14,690 15,730,230
Series 2024F , GO , 5.00% , 11/15/29 ..... 7,100 7,814,572
Series 2024A , GO , 5.00% , 01/15/30 ..... 5,000 5,516,648
Series 2024C , GO , 5.00% , 03/01/30 ..... 6,965 7,701,513
Series 2019A , GO , 5.00% , 04/15/30 ..... 1,365 1,485,798
Series 2015B , GO , 5.00% , 06/15/30 ..... 1,290 1,297,273
Series 2021A , GO , 4.00% , 01/15/31 ..... 1,565 1,665,415
Series 2022A , GO , 4.00% , 01/15/31 ..... 4,310 4,586,542
Series 2024A , GO , 5.00% , 01/15/31 ..... 5,000 5,603,878
Series 2020A , GO , 5.00% , 01/15/31 ..... 2,145 2,363,486
Series 2023B , GO , 5.00% , 08/01/31 ..... 1,000 1,129,588
Series 2022D , GO , 5.00% , 09/15/31 ..... 635 718,509
Series 2022E , GO , 5.00% , 11/15/31 ..... 2,750 3,118,659
Series F , GO , 5.00% , 11/15/31 ......... 4,945 5,011,929
Series 2021A , GO , 3.00% , 01/15/32 ..... 3,970 3,881,627
Series 2024A , GO , 5.00% , 01/15/32 ..... 5,000 5,683,059
Series 2015B , GO , 5.00% , 06/15/32 ..... 2,265 2,277,098
Series 2023B , GO , 5.00% , 08/01/32 ..... 1,000 1,144,353
Series 2024E , GO , 5.00% , 09/01/32 ..... 32,735 37,498,175
Series F , GO , 5.00% , 11/15/32 ......... 2,000 2,026,208
Series 2021A , GO , 3.00% , 01/15/33 ..... 6,970 6,781,749
Series 2022A , GO , 4.00% , 01/15/33 ..... 16,155 17,174,408
Series 2020A , GO , 4.00% , 01/15/33 ..... 3,000 3,133,895
Series A , GO , 5.00% , 04/15/33 ........ 1,660 1,721,539
Series 2015B , GO , 4.00% , 06/15/33 ..... 27,000 27,044,334
Series 2023B , GO , 5.00% , 08/01/33 ..... 1,000 1,156,103
Series 2024E , GO , 5.00% , 09/01/33 ..... 15,745 18,220,407
Series E , GO , 5.00% , 10/15/33 ........ 4,170 4,291,549
Series 2021A , GO , 3.00% , 01/15/34 ..... 4,000 3,859,903
Series 2022A , GO , 4.00% , 01/15/34 ..... 1,500 1,587,749
Series 2019A , GO , 5.00% , 04/15/34 ..... 3,675 3,963,709
Series A , GO , 5.00% , 04/15/34 ........ 7,000 7,245,927
Series F , GO , 5.00% , 11/15/34 ......... 2,000 2,023,545
Series 2022A , GO , 4.00% , 01/15/35 ..... 5,205 5,482,023
Series 2020A , GO , 4.00% , 01/15/35 ..... 5,500 5,703,694
Series 2019A , GO , 5.00% , 04/15/35 ..... 3,000 3,229,115
Series A , GO , 5.00% , 04/15/35 ........ 6,000 6,201,868
Series 2022F , GO , 5.00% , 11/15/35 ..... 1,640 1,859,463
Series 2021A , GO , 3.00% , 01/15/36 ..... 13,595 12,832,663
Series 2022B , GO , 4.00% , 01/15/36 ..... 3,000 3,136,665
Series 2020A , GO , 4.00% , 01/15/36 ..... 4,000 4,131,607
Series 2024A , GO , 5.00% , 01/15/36 ..... 3,150 3,624,643
Series 2019A , GO , 5.00% , 04/15/36 ..... 2,300 2,470,076
Series 2020A , GO , 4.00% , 01/15/37 ..... 2,000 2,055,531
Series 2021B , GO , 3.00% , 06/01/37 ..... 8,865 8,166,528
Series 2022F , GO , 5.00% , 11/15/37 ..... 1,000 1,124,005
Series 2021A , GO , 3.00% , 01/15/38 ..... 5,000 4,579,767
Security
Par (000)
Par (000) Value
Connecticut (continued)
Series 2022B , GO , 4.00% , 01/15/38 ..... USD 12,235 $ 12,624,876
Series 2021A , GO , 3.00% , 01/15/39 ..... 1,000 907,387
Series 2020A , GO , 3.00% , 01/15/39 ..... 2,000 1,818,229
Series 2024B , GO , 5.00% , 01/15/39 ..... 3,000 3,401,947
Series 2021A , GO , 3.00% , 01/15/40 ..... 5,000 4,470,910
Series 2022B , GO , 3.00% , 01/15/40 ..... 16,250 14,530,457
Series 2021B , GO , 3.00% , 06/01/40 ..... 5,425 4,842,111
Series 2022F , GO , 5.00% , 11/15/40 ..... 1,950 2,164,231
Series 2024B , GO , 4.00% , 01/15/41 ..... 7,750 7,869,176
Series 2024B , GO , 4.00% , 01/15/42 ..... 8,110 8,184,442
Series 2024G , GO , 3.00% , 11/15/42 ..... 4,400 3,880,796
Series 2024B , GO , 4.00% , 01/15/43 ..... 5,000 5,014,733
Series 2024G , GO , 3.00% , 11/15/43 ..... 1,120 972,885
State of Connecticut Clean Water Fund - State
Revolving Fund
Series A , RB , 5.00% , 05/01/30 ......... 1,590 1,664,808
Series 2019A , RB , 5.00% , 02/01/36 ..... 14,215 15,310,469
State of Connecticut Special Tax
Series 2021A , RB , 5.00% , 05/01/25 ..... 880 883,200
Series 2018B , RB , 5.00% , 10/01/25 ..... 1,500 1,520,247
Series 2020A , RB , 5.00% , 05/01/26 ..... 3,000 3,082,342
Series 2023B , RB , 5.00% , 07/01/26 ..... 19,720 20,339,171
Series 2024B , RB , 5.00% , 07/01/26 ..... 13,335 13,753,694
Series A , RB , 5.00% , 08/01/26 ......... 2,200 2,218,439
Series 2018A , RB , 5.00% , 01/01/27 ..... 8,000 8,346,131
Series A , RB , 5.00% , 08/01/27 ......... 5,050 5,093,833
Series 2021D , RB , 5.00% , 11/01/27 ..... 4,520 4,795,842
Series A , RB , 5.00% , 08/01/28 ......... 1,000 1,008,530
Series 2021D , RB , 5.00% , 11/01/28 ..... 3,550 3,835,943
Series A , RB , 5.00% , 09/01/29 ......... 4,000 4,120,439
Series 2020A , RB , 5.00% , 05/01/30 ..... 5,000 5,543,320
Series 2024A-1 , RB , 5.00% , 07/01/30 .... 7,500 8,336,860
Series 2024B , RB , 5.00% , 07/01/30 ..... 2,000 2,223,163
Series 2018B , RB , 5.00% , 10/01/30 ..... 10,000 10,749,735
Series 2024A-1 , RB , 5.00% , 07/01/31 .... 4,400 4,964,333
Series 2018B , RB , 5.00% , 10/01/31 ..... 14,605 15,670,233
Series 2021A , RB , 5.00% , 05/01/32 ..... 5,775 6,487,728
Series 2024A-2 , RB , 5.00% , 07/01/32 .... 4,000 4,572,790
Series A , RB , 5.00% , 08/01/32 ......... 1,200 1,209,313
Series 2020A , RB , 5.00% , 05/01/33 ..... 4,000 4,404,438
Series A , RB , 5.00% , 08/01/33 ......... 1,000 1,007,551
Series A , RB , 5.00% , 09/01/33 ......... 1,000 1,027,103
Series 2018B , RB , 5.00% , 10/01/33 ..... 5,020 5,363,568
Series 2018A , RB , 5.00% , 01/01/34 ..... 18,000 18,957,578
Series 2021A , RB , 5.00% , 05/01/34 ..... 4,000 4,461,329
Series 2020A , RB , 5.00% , 05/01/34 ..... 5,000 5,489,496
Series 2024A-2 , RB , 5.00% , 07/01/34 .... 4,500 5,245,209
Series A , RB , 5.00% , 09/01/34 ......... 9,500 9,741,031
Series 2020A , RB , 5.00% , 05/01/35 ..... 5,565 6,088,943
Series 2021A , RB , 5.00% , 05/01/35 ..... 3,250 3,612,292
Series 2018B , RB , 5.00% , 10/01/35 ..... 1,500 1,592,880
Series 2021A , RB , 4.00% , 05/01/36 ..... 1,245 1,295,232
Series 2020A , RB , 4.00% , 05/01/36 ..... 1,950 2,015,839
Series 2024A-2 , RB , 5.00% , 07/01/36 .... 10,000 11,624,073
Series 2022A , RB , 5.00% , 07/01/36 ..... 3,950 4,475,880
Series A , RB , 4.00% , 09/01/36 ......... 10,000 10,079,861
Series 2018A , RB , 5.00% , 01/01/37 ..... 2,000 2,094,407
Series 2021A , RB , 4.00% , 05/01/37 ..... 2,350 2,430,735
Series 2020A , RB , 5.00% , 05/01/37 ..... 3,485 3,790,574
Series 2020A , RB , 5.00% , 05/01/38 ..... 4,960 5,373,857
Series 2018B , RB , 5.00% , 10/01/38 ..... 1,500 1,579,927
Series 2020A , RB , 4.00% , 05/01/39 ( BAM-
TCRS ) ....................... 7,750 7,899,090
Series 2020A , RB , 4.00% , 05/01/39 ..... 11,575 11,775,812
Series 2021A , RB , 4.00% , 05/01/39 ..... 3,500 3,577,427

Schedule of Investments
(continued)
February 28, 2025
iShares
®
National Muni Bond ETF
Schedule of Investments
27
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Connecticut (continued)
Series 2021D , RB , 4.00% , 11/01/39 ..... USD 4,545 $ 4,641,593
Series 2020A , RB , 3.13% , 05/01/40 ..... 7,075 6,451,105
Series 2021A , RB , 4.00% , 05/01/40 ..... 5,000 5,086,993
Series 2024A-2 , RB , 5.00% , 07/01/40 .... 2,500 2,844,175
Series 2024A-2 , RB , 5.00% , 07/01/41 .... 5,000 5,624,145
Series 2024A-2 , RB , 5.00% , 07/01/42 .... 4,000 4,458,856
Series 2022A , RB , 5.25% , 07/01/43 ..... 2,500 2,770,512
875,821,742
Delaware — 0.6%
Delaware Transportation Authority
Series 2020 , RB , 5.00% , 07/01/30 ...... 5,000 5,579,197
Series 2020 , RB , 5.00% , 09/01/33 ...... 1,250 1,381,542
Series 2022 , RB , 5.00% , 07/01/36 ...... 2,250 2,548,411
Series 2015 , RB , 5.00% , 06/01/55 ...... 14,435 14,449,371
State of Delaware
Series 2017A , GO , 5.00% , 01/01/26 ..... 3,090 3,150,172
Series 2022 , GO , 5.00% , 03/01/26 ...... 3,855 3,945,710
Series 2017A , GO , 5.00% , 01/01/27 ..... 1,270 1,324,948
Series 2021 , GO , 5.00% , 02/01/27 ...... 2,470 2,583,204
Series 2020A , GO , 5.00% , 01/01/28 ..... 2,150 2,292,015
Series 2017A , GO , 5.00% , 01/01/28 ..... 2,025 2,158,758
Series 2019 , GO , 5.00% , 02/01/28 ...... 4,495 4,800,173
Series 2018A , GO , 5.00% , 02/01/28 ..... 2,215 2,365,380
Series 2022 , GO , 5.00% , 03/01/28 ...... 5,465 5,846,058
Series 2021 , GO , 5.00% , 02/01/29 ...... 2,000 2,177,089
Series 2022 , GO , 5.00% , 03/01/29 ...... 3,005 3,276,129
Series 2020A , GO , 5.00% , 01/01/30 ..... 2,240 2,479,549
Series 2023A , GO , 5.00% , 05/01/30 ..... 8,955 9,969,629
Series 2021 , GO , 5.00% , 02/01/31 ...... 2,630 2,963,538
Series 2022 , GO , 5.00% , 03/01/31 ...... 6,590 7,435,475
Series 2023A , GO , 5.00% , 05/01/31 ..... 17,035 19,268,374
Series 2021 , GO , 4.00% , 02/01/32 ...... 9,365 9,985,247
Series 2018A , GO , 5.00% , 02/01/34 ..... 5,000 5,287,627
Series 2018A , GO , 5.00% , 02/01/35 ..... 9,210 9,722,921
Series 2018A , GO , 5.00% , 02/01/36 ..... 6,745 7,108,600
Series 2018A , GO , 5.00% , 02/01/37 ..... 6,245 6,572,161
Series 2023A , GO , 5.00% , 05/01/37 ..... 2,690 3,076,626
Series 2018A , GO , 5.00% , 02/01/38 ..... 4,000 4,199,756
Series 2023A , GO , 5.00% , 05/01/39 ..... 8,000 9,043,302
Series 2023A , GO , 4.00% , 05/01/40 ..... 13,420 13,911,522
Series 2023A , GO , 4.00% , 05/01/42 ..... 15,000 15,386,238
Series 2023A , GO , 4.00% , 05/01/43 ..... 4,655 4,746,838
University of Delaware
Series 2024B , RB , VRDN ( Bank of America
NA SBPA ), 1.50% , 03/03/25
(b)
....... 21,330 21,330,000
Series 2013C , RB , VRDN ( TD Bank NA
SBPA ), 1.50% , 03/03/25
(b)
.......... 15,400 15,400,000
Series 2015 , RB , 5.00% , 11/01/45 ...... 12,625 12,668,746
238,434,306
District of Columbia — 1.9%
District of Columbia
Series 2021E , GO , 5.00% , 02/01/26 ..... 15,580 15,916,358
Series 2015A , GO , 5.00% , 06/01/26 ..... 1,250 1,256,941
Series 2015B , GO , 5.00% , 06/01/26 ..... 2,000 2,011,105
Series D , GO , 5.00% , 06/01/26 ........ 4,000 4,118,170
Series 2023B , GO , 5.00% , 06/01/27 ..... 2,500 2,631,572
Series 2017D , GO , 5.00% , 06/01/27 ..... 4,060 4,273,673
Series 2019A , GO , 5.00% , 10/15/27 ..... 2,000 2,121,764
Series 2021E , GO , 5.00% , 02/01/28 ..... 1,495 1,595,631
Series 2019A , GO , 5.00% , 10/15/28 ..... 2,045 2,212,444
Series 2024C , GO , 5.00% , 12/01/28 ..... 1,500 1,626,643
Series 2023B , GO , 5.00% , 06/01/29 ..... 5,010 5,483,161
Series 2019A , GO , 5.00% , 10/15/29 ..... 3,575 3,893,449
Security
Par (000)
Par (000) Value
District of Columbia (continued)
Series 2021D , GO , 5.00% , 02/01/30 ..... USD 2,200 $ 2,436,761
Series 2023B , GO , 5.00% , 06/01/30 ..... 4,000 4,455,190
Series 2024C , GO , 5.00% , 12/01/30 ..... 1,250 1,403,415
Series 2017A , GO , 5.00% , 06/01/32 ..... 2,000 2,089,602
Series 2024B , GO , 5.00% , 08/01/32 ..... 19,715 22,633,411
Series 2019A , GO , 5.00% , 10/15/32 ..... 13,490 14,587,300
Series 2021D , GO , 5.00% , 02/01/33 ..... 2,300 2,572,255
Series 2024B , GO , 5.00% , 08/01/33 ..... 10,000 11,602,353
Series 2019A , GO , 5.00% , 10/15/33 ..... 5,000 5,391,928
Series 2020 , RB , 5.00% , 12/01/33 ...... 6,000 6,524,927
Series 2023A , GO , 5.00% , 01/01/34 ..... 1,040 1,195,276
Series 2017A , GO , 5.00% , 06/01/34 ..... 2,500 2,604,032
Series 2020 , RB , 5.00% , 12/01/34 ...... 2,450 2,656,416
Series 2023A , GO , 5.00% , 01/01/35 ..... 500 571,833
Series D , GO , 5.00% , 06/01/35 ........ 2,150 2,216,068
Series 2023A , GO , 5.00% , 01/01/36 ..... 3,350 3,815,346
Series 2017D , GO , 5.00% , 06/01/36 ..... 2,650 2,754,288
Series 2023A , GO , 5.00% , 01/01/37 ..... 1,000 1,134,200
Series 2021E , GO , 4.00% , 02/01/37 ..... 1,835 1,906,279
Series 2017A , GO , 4.00% , 06/01/37 ..... 3,060 3,091,625
Series 2017A , GO , 5.00% , 06/01/37 ..... 3,720 3,861,277
Series 2019A , GO , 5.00% , 10/15/37 ..... 5,000 5,343,781
Series 2023A , GO , 5.00% , 01/01/38 ..... 1,000 1,128,658
Series 2024A , GO , 5.00% , 08/01/39 ..... 1,250 1,431,165
Series 2024A , GO , 5.00% , 08/01/40 ..... 1,000 1,137,994
Series 2019A , GO , 5.00% , 10/15/40 ..... 4,665 4,939,413
Series 2023A , GO , 5.00% , 01/01/41 ..... 1,000 1,103,207
Series 2021D , GO , 5.00% , 02/01/41 ..... 1,725 1,860,146
Series 2016A , GO , 5.00% , 06/01/41 ..... 15,570 15,831,300
Series D , GO , 5.00% , 06/01/41 ........ 7,805 7,983,420
Series 2023A , GO , 5.00% , 01/01/42 ..... 2,000 2,190,328
Series 2023A , GO , 5.00% , 01/01/43 ..... 13,000 14,170,835
Series 2018A , GO , 5.00% , 06/01/43 ..... 3,950 4,097,510
Series 2019A , GO , 5.00% , 10/15/44 ..... 29,090 30,366,260
Series 2023A , GO , 5.25% , 01/01/48 ..... 17,790 19,374,763
District of Columbia Income Tax
Series 2020B , RB , 5.00% , 10/01/25 ..... 33,905 34,364,603
Series 2019C , RB , 5.00% , 10/01/25 ..... 1,210 1,226,402
Series 2019C , RB , 5.00% , 10/01/26 ..... 2,270 2,355,131
Series 2022C , RB , 5.00% , 12/01/26 ..... 3,585 3,733,625
Series 2020B , RB , 5.00% , 10/01/27 ..... 11,885 12,598,527
Series 2019C , RB , 5.00% , 10/01/27 ..... 2,190 2,321,479
Series 2022C , RB , 5.00% , 12/01/27 ..... 2,015 2,143,294
Series 2022C , RB , 5.00% , 12/01/28 ..... 2,750 2,982,178
Series 2019A , RB , 5.00% , 03/01/29 ..... 2,000 2,178,866
Series 2019C , RB , 5.00% , 10/01/29 ..... 5,160 5,681,663
Series 2022C , RB , 5.00% , 12/01/29 ..... 7,000 7,730,476
Series 2022C , RB , 5.00% , 12/01/30 ..... 8,500 9,543,220
Series 2020B , RB , 5.00% , 10/01/31 ..... 8,000 9,094,164
Series 2022C , RB , 5.00% , 12/01/31 ..... 15,590 17,763,721
Series 2019A , RB , 5.00% , 03/01/32 ..... 1,500 1,634,987
Series 2022C , RB , 5.00% , 12/01/32 ..... 5,125 5,907,217
Series 2019A , RB , 5.00% , 03/01/33 ..... 4,010 4,357,619
Series 2022A , RB , 5.00% , 07/01/33 ..... 2,075 2,370,797
Series 2023C , RB , 5.00% , 10/01/33 ..... 1,000 1,162,489
Series 2019A , RB , 5.00% , 03/01/34 ..... 7,040 7,625,037
Series 2019A , RB , 5.00% , 03/01/35 ..... 6,355 6,868,328
Series 2020A , RB , 5.00% , 03/01/35 ..... 1,065 1,164,535
Series 2022A , RB , 5.00% , 07/01/35 ..... 2,125 2,407,159
Series 2019A , RB , 5.00% , 03/01/36 ..... 2,000 2,157,926
Series 2024A , RB , 5.00% , 10/01/36 ..... 4,000 4,649,505
Series 2019A , RB , 4.00% , 03/01/37 ..... 2,000 2,046,444
Series 2024A , RB , 5.00% , 10/01/37 ..... 3,530 4,084,301
Series 2022C , RB , 5.00% , 12/01/37 ..... 5,000 5,635,944
Series 2020C , RB , 4.00% , 05/01/38 ..... 2,605 2,679,367

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2025
iShares
®
National Muni Bond ETF
28
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
District of Columbia (continued)
Series 2023A , RB , 5.00% , 05/01/38 ..... USD 3,000 $ 3,392,373
Series 2023A , RB , 5.00% , 05/01/39 ..... 1,000 1,123,530
Series 2022A , RB , 5.00% , 07/01/39 ..... 3,420 3,795,902
Series 2019A , RB , 4.00% , 03/01/40 ..... 4,370 4,407,490
Series 2020A , RB , 3.00% , 03/01/41 ..... 6,000 5,240,493
Series 2023A , RB , 5.00% , 05/01/41 ..... 11,865 13,117,606
Series 2023A , RB , 5.00% , 05/01/42 ..... 4,520 4,964,331
Series 2019A , RB , 4.00% , 03/01/44 ..... 2,000 1,959,034
Series 2020C , RB , 4.00% , 05/01/45 ..... 2,210 2,169,441
Series 2022A , RB , 5.50% , 07/01/47 ..... 30,000 33,097,917
Series 2023A , RB , 5.25% , 05/01/48 ..... 4,870 5,318,546
District of Columbia Water & Sewer Authority
Series A , RB , 5.00% , 10/01/25 ......... 2,120 2,148,615
Series 2024A , RB , 5.00% , 10/01/33 ..... 7,350 8,544,296
Series 2016A , RB , 5.00% , 10/01/36 ..... 8,520 8,673,061
Series 2024A , RB , 5.00% , 10/01/36 ..... 7,500 8,738,164
Series 2024A , RB , 5.00% , 10/01/38 ..... 12,000 13,832,939
Series 2024A , RB , 5.00% , 10/01/40 ..... 2,740 3,126,238
Series 2024A , RB , 5.00% , 10/01/41 ..... 4,000 4,513,157
Series 2024A , RB , 5.00% , 10/01/42 ..... 2,750 3,075,439
Series B , RB , 5.25% , 10/01/44 ......... 2,000 2,015,323
Series 2018A , RB , 5.00% , 10/01/49 ..... 23,715 24,332,973
Series 2018B , RB , 5.00% , 10/01/49 ..... 14,425 14,800,891
Series A , RB , 5.00% , 10/01/52 ......... 3,000 3,048,218
Metropolitan Washington Airports Authority
Dulles Toll Road
Series 2009B , RB , 0.00% , 10/01/33 ( AGC )
(c)
5,000 3,712,762
Series 2009B , RB , 0.00% , 10/01/35 ( AGC )
(c)
13,940 9,502,919
Series 2010A , RB , 0.00% , 10/01/37
(c)
.... 4,000 2,231,346
Series 2019B , RB , 4.00% , 10/01/44 ..... 5,250 5,038,511
Series 2019A , RB , 5.00% , 10/01/44 ..... 1,000 1,037,727
Series 2019B , RB , 5.00% , 10/01/47 ..... 1,000 1,029,466
Series 2019B , RB , 4.00% , 10/01/49 ..... 5,250 4,897,110
Series 2019B , RB , 4.00% , 10/01/53 ( AGM ) 3,000 2,817,784
Series 2019B , RB , 4.00% , 10/01/53 ..... 5,000 4,586,388
Washington Metropolitan Area Transit Authority
Series 2021A , RB , 5.00% , 07/15/25 ..... 1,000 1,008,015
Series 2020A , RB , 5.00% , 07/15/26 ..... 3,360 3,463,116
Series 2021A , RB , 5.00% , 07/15/27 ..... 500 527,090
Series 2017B , RB , 5.00% , 07/01/29 ..... 1,470 1,540,995
Series 2021A , RB , 4.00% , 07/15/35 ..... 1,500 1,561,814
Series 2023A , RB , 5.00% , 07/15/35 ..... 1,100 1,254,212
Series 2017B , RB , 5.00% , 07/01/36 ..... 1,700 1,766,674
Series 2020A , RB , 5.00% , 07/15/36 ..... 11,730 12,782,575
Series 2020A , RB , 5.00% , 07/15/37 ..... 2,765 3,000,767
Series 2023A , RB , 5.00% , 07/15/37 ..... 1,000 1,129,424
Series 2020A , RB , 5.00% , 07/15/38 ..... 2,000 2,161,128
Series 2021A , RB , 4.00% , 07/15/39 ..... 4,000 4,075,097
Series 2020A , RB , 4.00% , 07/15/40 ..... 8,000 8,058,071
Series 2023A , RB , 5.00% , 07/15/40 ..... 1,500 1,668,438
Series 2023A , RB , 5.00% , 07/15/42 ..... 5,655 6,192,088
Series 2018 , RB , 5.00% , 07/01/43 ...... 5,000 5,128,025
Series 2021A , RB , 3.00% , 07/15/43 ..... 10,000 8,280,227
Series 2021A , RB , 4.00% , 07/15/43 ..... 16,820 16,634,615
Series 2023A , RB , 5.00% , 07/15/43 ..... 1,050 1,142,133
Series 2020A , RB , 5.00% , 07/15/45 ..... 2,000 2,100,376
Series 2023A , RB , 5.00% , 07/15/45 ..... 1,000 1,079,750
Series 2021A , RB , 5.00% , 07/15/46 ..... 2,250 2,390,147
Series 2023A , RB , 5.00% , 07/15/48 ..... 5,000 5,353,430
Series 2023A , RB , 5.25% , 07/15/53 ..... 12,000 13,014,088
Series 2024A , RB , 5.00% , 07/15/54 ..... 5,000 5,337,727
Series 2024A , RB , 5.00% , 07/15/56 ..... 7,500 7,999,785
Series 2024A , RB , 5.25% , 07/15/59 ..... 13,750 14,964,397
769,976,671
Security
Par (000)
Par (000) Value
Florida — 2.2%
Broward County, Series 2019A, RB,
5.00%, 10/01/40 ................. USD 5,290 $ 5,620,496
Central Florida Expressway Authority
Series 2016B , RB , 5.00% , 07/01/26 ..... 4,110 4,230,878
Series 2021 , RB , 5.00% , 07/01/26 ( AGM ) . 510 525,810
Series 2021 , RB , 5.00% , 07/01/27 ( AGM ) . 10,450 10,992,498
Series 2016B , RB , 5.00% , 07/01/28 ..... 3,505 3,605,918
Series 2021 , RB , 5.00% , 07/01/28 ( AGM ) . 1,000 1,072,337
Series 2021 , RB , 5.00% , 07/01/30 ( AGM ) . 1,000 1,109,487
Series 2016B , RB , 4.00% , 07/01/31 ..... 1,050 1,058,825
Series 2021 , RB , 5.00% , 07/01/32 ( AGM ) . 725 812,188
Series 2016B , RB , 5.00% , 07/01/34 ..... 1,000 1,028,691
Series 2021 , RB , 4.00% , 07/01/35 ( AGM ) . 500 520,857
Series 2024B , RB , 5.00% , 07/01/35 ( AGC ) 10,000 11,411,326
Series 2021 , RB , 2.13% , 07/01/36 ( AGM ) . 1,000 803,039
Series 2016B , RB , 4.00% , 07/01/36 ..... 2,000 2,009,863
Series 2021 , RB , 4.00% , 07/01/37 ( AGM ) . 3,440 3,545,587
Series 2018 , RB , 5.00% , 07/01/37 ...... 2,025 2,131,143
Series 2021 , RB , 4.00% , 07/01/38 ( AGM ) . 1,000 1,025,765
Series 2018 , RB , 5.00% , 07/01/38 ...... 3,325 3,491,503
Series 2017 , RB , 5.00% , 07/01/38 ...... 5,845 6,056,608
Series 2017 , RB , 5.00% , 07/01/39 ...... 1,250 1,293,123
Series 2018 , RB , 5.00% , 07/01/39 ...... 4,380 4,585,923
Series 2018 , RB , 5.00% , 07/01/40 ...... 3,000 3,130,401
Series 2017 , RB , 4.00% , 07/01/41 ...... 2,775 2,760,196
Series 2018 , RB , 5.00% , 07/01/43 ...... 2,000 2,068,709
Series 2019B , RB , 5.00% , 07/01/44 ..... 2,500 2,603,140
Series 2019B , RB , 5.00% , 07/01/49 ..... 2,500 2,584,098
Series 2024A , RB , 5.00% , 07/01/49 ( AGC ) 9,250 9,850,676
Series 2024A , RB , 5.00% , 07/01/54 ( AGC ) 4,000 4,240,597
City of Fort Lauderdale, Series 2023B, RB,
5.50%, 09/01/53 ................. 3,825 4,229,116
City of Gainesville Utilities System
Series 2017A , RB , 5.00% , 10/01/37 ..... 1,000 1,043,256
Series 2019A , RB , 5.00% , 10/01/44 ..... 1,500 1,573,579
City of Jacksonville
Series 2024 , RB , 5.00% , 10/01/49 ...... 3,000 3,211,397
Series 2024 , RB , 5.25% , 10/01/54 ...... 10,000 10,867,733
City of Tampa Water & Wastewater System
Series 2020A , RB , 4.00% , 10/01/44 ..... 1,000 998,269
Series 2024 , RB , 5.00% , 10/01/47 ...... 4,890 5,351,749
Series 2020A , RB , 5.00% , 10/01/50 ..... 12,000 12,672,121
Series 2020A , RB , 5.00% , 10/01/54 ..... 4,205 4,412,633
Series 2024 , RB , 5.00% , 10/01/54 ...... 19,000 20,385,098
County of Hillsborough Utility, Series 2016, RB,
3.00%, 08/01/41 ................. 14,945 12,791,822
County of Miami-Dade
Series 2020A , RB , 5.00% , 10/01/31 ..... 2,000 2,198,104
Series 2016 , RB , 5.00% , 10/01/35 ...... 2,000 2,047,541
Series 2024B , RB , 5.00% , 10/01/37 ..... 3,750 4,239,253
Series 2016A , GO , 5.00% , 07/01/38 ..... 2,000 2,037,193
Series 2016A , GO , 4.00% , 07/01/39 ..... 5,000 5,036,481
Series 2020A , RB , 4.00% , 10/01/41 ..... 4,950 4,934,573
Series A , RB , 5.00% , 10/01/41 ......... 30,050 30,537,360
Series 2014A , GO , 4.00% , 07/01/42 ..... 2,000 1,996,480
Series 2015D , GO , 5.00% , 07/01/45 ..... 8,505 8,616,758
Series 2025B , RB , 5.00% , 10/01/50
(a)
.... 2,000 2,125,639
Series 2024A , RB , 5.00% , 04/01/51 ..... 2,980 3,145,396
Series 2021A , GO , 5.00% , 07/01/51 ..... 13,350 14,222,966
Series 2024A , RB , 5.00% , 04/01/54 ..... 16,705 17,618,934
Series 2025B , RB , 5.25% , 10/01/55
(a)
.... 2,500 2,701,923
County of Miami-Dade Transit System
Series 2019 , RB , 4.00% , 07/01/39 ...... 2,000 2,010,473
Series 2018 , RB , 5.00% , 07/01/43 ...... 2,000 2,074,403
Series 2022 , RB , 5.00% , 07/01/43 ...... 15,000 16,133,475

Schedule of Investments
(continued)
February 28, 2025
iShares
®
National Muni Bond ETF
Schedule of Investments
29
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Florida (continued)
Series 2022 , RB , 5.00% , 07/01/46 ...... USD 5,780 $ 6,153,667
Series 2018 , RB , 4.00% , 07/01/48 ...... 5,215 4,925,132
Series 2020A , RB , 4.00% , 07/01/49 ..... 3,500 3,257,859
Series 2020A , RB , 4.00% , 07/01/50 ..... 5,000 4,599,622
Series 2022 , RB , 5.00% , 07/01/52 ...... 8,445 8,880,842
County of Miami-Dade Water & Sewer System
Series 2015 , RB , 5.00% , 10/01/25 ...... 2,840 2,876,694
Series 2017B , RB , 5.00% , 10/01/27 ..... 1,010 1,069,311
Series 2017B , RB , 4.00% , 10/01/35 ..... 7,600 7,682,773
Series 2017B , RB , 4.00% , 10/01/37 ..... 6,500 6,547,654
Series 2017A , RB , 4.00% , 10/01/38 ..... 18,605 18,710,319
Series 2021 , RB , 4.00% , 10/01/39 ...... 1,000 1,009,190
Series 2021 , RB , 4.00% , 10/01/41 ...... 1,000 1,002,418
Series 2017A , RB , 4.00% , 10/01/44 ..... 3,235 3,161,467
Series 2019B , RB , 4.00% , 10/01/44 ..... 2,345 2,291,697
Series 2021 , RB , 4.00% , 10/01/46 ...... 5,050 4,916,316
RB , 4.00% , 10/01/48 ............... 2,000 1,911,710
Series 2019B , RB , 4.00% , 10/01/49 ..... 7,000 6,578,524
Series 2024A , RB , 5.00% , 10/01/49 ..... 24,065 25,706,375
Series 2021 , RB , 4.00% , 10/01/51 ...... 2,000 1,867,717
Series 2024A , RB , 5.25% , 10/01/54 ..... 3,500 3,807,194
Duval County Public Schools, Series 2022A,
COP, 5.00%, 07/01/31 (AGM) ......... 8,280 9,086,218
Florida Department of Management Services,
Series 2018A, COP, 5.00%, 11/01/28 .... 1,750 1,883,985
Florida Municipal Power Agency
Series 2016A , RB , 5.00% , 10/01/29 ..... 5,360 5,521,572
Series 2016A , RB , 5.00% , 10/01/30 ..... 2,500 2,572,630
Series 2016A , RB , 5.00% , 10/01/31 ..... 830 853,467
Hillsborough County Aviation Authority
Series 2015A , RB , 5.00% , 10/01/44 ..... 1,000 1,003,452
Series 2022B , RB , 5.00% , 10/01/47 ..... 2,000 2,117,755
Series 2018F , RB , 5.00% , 10/01/48 ..... 7,000 7,219,905
JEA Electric System
Series 2024A , RB , 5.00% , 10/01/30 ( AGC ) 7,850 8,716,986
Series 2024A-3 , RB , 5.00% , 10/01/32 ( AGC ) 1,240 1,410,917
Series 2024A-3 , RB , 5.00% , 10/01/34 ( AGC ) 2,975 3,459,587
Series 2024A , RB , 5.00% , 10/01/35 ..... 1,000 1,168,403
Series 2024A , RB , 5.00% , 10/01/36 ..... 3,000 3,470,264
Series 2024A-3 , RB , 5.00% , 10/01/36 ( AGC ) 3,225 3,720,279
Series 2024A-3 , RB , 5.00% , 10/01/37 ( AGC ) 4,500 5,187,139
JEA Water & Sewer System
Series 2017A , RB , 5.00% , 10/01/27 ..... 4,070 4,302,745
Series 2008B-1 , RB , VRDN ( Bank of America
NA SBPA ), 1.91% , 03/10/25
(b)
....... 13,940 13,940,000
Series 2008A-2 , RB , VRDN ( Sumitomo Mitsui
Banking Corp. LOC ), 1.90% , 03/10/25
(b)
11,600 11,600,000
Series 2024A , RB , 5.25% , 10/01/49 ..... 19,835 21,666,106
Series 2024A , RB , 5.50% , 10/01/54 ..... 1,000 1,106,686
Miami Beach Redevelopment Agency, Series A,
5.00%, 02/01/40 (AGM) ............ 1,000 1,004,789
Miami-Dade County Educational Facilities
Authority
Series 2024A , RB , 5.00% , 04/01/37 ..... 13,650 15,606,085
Series 2024B , RB , 5.25% , 04/01/39 ..... 11,515 13,243,418
Series 2015A , RB , 5.00% , 04/01/40 ..... 6,000 6,009,460
Series 2024A , RB , 5.00% , 04/01/41 ..... 17,500 19,437,883
Series 2024A , RB , 5.00% , 04/01/42 ..... 13,665 15,059,571
Series 2015A , RB , 5.00% , 04/01/45 ..... 4,000 4,006,307
Series 2024A , RB , 5.00% , 04/01/45 ..... 5,000 5,426,511
Series 2024A , RB , 5.25% , 04/01/47 ..... 5,700 6,257,694
Miami-Dade County Expressway Authority
Series 2014B , RB , 5.00% , 07/01/26 ..... 1,020 1,023,246
Series A , RB , 5.00% , 07/01/35 ( AGM ) .... 975 978,736
Series 2014A , RB , 5.00% , 07/01/39 ..... 2,830 2,832,836
Security
Par (000)
Par (000) Value
Florida (continued)
Mid-Bay Bridge Authority
Series A , RB , 5.00% , 10/01/35 ......... USD 1,000 $ 1,006,781
Series A , RB , 5.00% , 10/01/40 ......... 3,000 3,015,090
Orange County School Board
Series 2024A , COP , 5.00% , 08/01/33 .... 6,500 7,431,201
Series 2016C , COP , 5.00% , 08/01/34 .... 2,500 2,576,281
Orlando Utilities Commission
Series 2013A , RB , 5.00% , 10/01/25 ..... 3,045 3,084,518
Series 2025B , RB , 5.00% , 10/01/35 ..... 1,500 1,751,301
Series 2024B , RB , 5.00% , 10/01/38 ..... 2,000 2,303,522
Series 2015B , RB , VRDN ( TD Bank NA
SBPA ), 1.99% , 03/10/25
(b)
.......... 15,000 15,000,000
Series 2021A , RB , 4.00% , 10/01/39 ..... 4,685 4,766,225
Series 2024B , RB , 5.00% , 10/01/39 ..... 3,000 3,439,176
Series 2021A , RB , 4.00% , 10/01/40 ..... 4,000 4,049,446
Series 2024A , RB , 5.00% , 10/01/50 ..... 5,000 5,363,598
Series 2025A , RB , 5.00% , 10/01/50 ..... 5,000 5,363,598
Palm Beach County School District
Series 2017A , COP , 5.00% , 08/01/27 .... 2,785 2,935,183
Series 2018C , COP , 5.00% , 08/01/29 .... 2,540 2,710,022
Series 2015D , COP , 5.00% , 08/01/31 .... 2,000 2,014,070
Series 2023A , COP , 5.00% , 08/01/36 .... 1,500 1,695,641
Series 2023A , COP , 5.00% , 08/01/37 .... 1,750 1,970,232
Series 2023A , COP , 5.00% , 08/01/38 .... 1,500 1,679,936
Series 2022B , COP , 5.25% , 08/01/38 .... 3,530 3,964,093
Series 2023A , COP , 5.00% , 08/01/39 .... 2,250 2,503,408
Pasco County School Board
Series 2024 , RB , 5.00% , 10/01/34 ...... 5,750 6,634,896
Series 2024 , RB , 5.00% , 10/01/35 ...... 11,535 13,260,044
Series 2024 , RB , 5.00% , 10/01/36 ...... 9,550 10,937,448
School Board of Miami-Dade County (The)
Series 2015D , COP , 5.00% , 02/01/27 .... 2,000 2,036,410
Series 2015B , COP , 5.00% , 05/01/27 .... 2,500 2,508,458
Series 2025A , COP , 5.00% , 05/01/27 .... 4,545 4,760,963
Series 2012A , COP , 4.00% , 08/01/29 .... 1,000 1,000,790
Series 2015D , COP , 5.00% , 02/01/30 .... 2,000 2,036,876
Series 2015A , COP , 5.00% , 05/01/30 .... 1,000 1,003,383
Series 2025A , COP , 5.00% , 05/01/30 .... 2,000 2,200,127
School District of Broward County
Series C , COP , 5.00% , 07/01/26 ........ 2,025 2,084,289
Series 2019A , COP , 5.00% , 07/01/27 .... 1,750 1,841,254
Series 2020A , COP , 5.00% , 07/01/32 .... 2,000 2,202,243
Series 2020A , COP , 5.00% , 07/01/34 .... 2,000 2,190,219
Series 2022B , COP , 5.00% , 07/01/35 .... 5,000 5,641,283
South Florida Water Management District
Series 2015 , COP , 5.00% , 10/01/33 ..... 1,000 1,019,553
Series 2015 , COP , 5.00% , 10/01/35 ..... 5,000 5,092,430
State of Florida
Series 2024A , GO , 5.00% , 06/01/28 ..... 9,965 10,704,954
Series 2024A , GO , 5.00% , 06/01/34 ..... 5,030 5,889,407
Series 2017C , GO , 4.00% , 06/01/36 ..... 13,590 13,776,330
Series 2018A , GO , 4.00% , 07/01/37 ..... 3,725 3,804,619
Series 2018A , GO , 4.00% , 07/01/38 ..... 4,030 4,103,059
Series 2018A , GO , 4.00% , 07/01/39 ..... 4,195 4,257,581
Series 2018A , GO , 4.00% , 07/01/40 ..... 4,360 4,409,407
State of Florida Department of Transportation
Turnpike System
Series 2022C , RB , 5.00% , 07/01/47 ..... 6,395 6,927,992
Series 2018A , RB , 4.00% , 07/01/48 ..... 4,000 3,956,399
Series 2024B , RB , 4.00% , 07/01/54 ..... 15,000 14,192,422
Series 2024D , RB , 4.00% , 07/01/54 ..... 20,660 19,547,697
State of Florida Lottery, Series 2016B, RB,
5.00%, 07/01/25 ................. 1,100 1,108,429
Tampa Bay Water
Series 2024A , RB , 5.00% , 10/01/46 ..... 5,000 5,440,962

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2025
iShares
®
National Muni Bond ETF
30
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Florida (continued)
Series 2024A , RB , 5.00% , 10/01/49 ..... USD 5,000 $ 5,389,301
Series 2022 , RB , 5.00% , 10/01/52 ...... 5,000 5,331,169
Series 2024A , RB , 5.25% , 10/01/54 ..... 2,500 2,729,332
Tampa-Hillsborough County Expressway
Authority
Series 2017B , RB , 4.00% , 07/01/42 ..... 12,725 12,280,610
Series 2017 , RB , 5.00% , 07/01/47 ...... 6,210 6,294,329
886,452,507
Georgia — 2.4%
Augusta Water & Sewer
Series 2024A , RB , 5.00% , 10/01/34 ..... 2,200 2,554,379
Series 2024A , RB , 5.00% , 10/01/35 ..... 12,085 13,978,755
Series 2024A , RB , 5.00% , 10/01/37 ..... 3,900 4,477,194
City of Atlanta
Series 2022A-1 , GO , 5.00% , 12/01/29 .... 1,000 1,102,476
Series 2022A-1 , GO , 5.00% , 12/01/32 .... 1,750 2,007,909
Series 2022A-1 , GO , 5.00% , 12/01/35 .... 1,750 1,989,757
Series 2022A-1 , GO , 5.00% , 12/01/38 .... 2,500 2,814,003
Series 2022A-1 , GO , 5.00% , 12/01/41 .... 2,000 2,205,042
City of Atlanta Airport Passenger Facility Charge
Series 2019C , RB , 5.00% , 07/01/36 ..... 2,500 2,682,371
Series 2019C , RB , 5.00% , 07/01/39 ..... 2,500 2,660,134
Series 2023D , RB , 5.00% , 07/01/44 ..... 2,000 2,165,932
City of Atlanta Department of Aviation
Series 2020A , RB , 5.00% , 07/01/25 ..... 1,735 1,747,862
Series 2020A , RB , 5.00% , 07/01/26 ..... 2,005 2,067,009
Series 2020A , RB , 5.00% , 07/01/28 ..... 2,000 2,143,493
Series 2020A , RB , 5.00% , 07/01/29 ..... 8,505 9,275,344
Series 2020A , RB , 5.00% , 07/01/30 ..... 2,000 2,217,045
Series 2023F , RB , 5.00% , 07/01/33 ..... 2,250 2,581,063
Series 2022A , RB , 5.00% , 07/01/47 ..... 1,445 1,535,592
Series 2023B-1 , RB , 5.00% , 07/01/48 .... 1,000 1,068,209
Series 2022A , RB , 4.00% , 07/01/52 ..... 3,010 2,913,806
Series 2023B-1 , RB , 5.00% , 07/01/53 .... 4,000 4,246,331
City of Atlanta Water & Wastewater
Series 2015 , RB , 5.00% , 11/01/28 ...... 2,000 2,006,660
Series 2015 , RB , 5.00% , 11/01/31 ...... 1,755 1,760,543
Series 2024 , RB , 5.00% , 11/01/31 ( BAM ) .. 10,000 11,295,790
Series 2015 , RB , 5.00% , 11/01/32 ...... 2,230 2,236,858
Series 2024 , RB , 5.00% , 11/01/32 ( BAM ) .. 6,250 7,145,380
Series 2015 , RB , 5.00% , 11/01/33 ...... 11,680 11,720,471
Series 2024 , RB , 5.00% , 11/01/33 ( BAM ) .. 5,500 6,358,136
Series 2015 , RB , 5.00% , 11/01/34 ...... 10,005 10,039,667
Series 2018C , RB , 4.00% , 11/01/38 ..... 8,000 8,024,620
Series 2015 , RB , 5.00% , 11/01/40 ...... 82,030 82,209,391
Series 2024 , RB , 5.00% , 11/01/41 ( BAM ) .. 3,000 3,358,690
Series 2018B , RB , 5.00% , 11/01/43 ..... 4,780 5,054,030
Series 2018B , RB , 5.00% , 11/01/47 ..... 24,350 24,961,662
County of DeKalb, Series 2006B, RB,
5.25%, 10/01/32 (AGM) ............ 2,190 2,270,271
County of Fulton
Series 2013A , RB , 4.00% , 01/01/34 ..... 15,990 15,991,538
Series 2013A , RB , 4.00% , 01/01/35 ..... 6,885 6,885,397
Forsyth County Water & Sewerage Authority,
Series 2019, RB, 3.00%, 04/01/49 ...... 4,000 3,163,958
Georgia Ports Authority
Series 2022 , RB , 5.00% , 07/01/26 ...... 535 551,160
Series 2022 , RB , 5.00% , 07/01/27 ...... 905 953,473
Series 2022 , RB , 5.00% , 07/01/29 ...... 1,500 1,641,602
Series 2022 , RB , 5.00% , 07/01/31 ...... 1,015 1,145,247
Series 2022 , RB , 5.00% , 07/01/33 ...... 1,500 1,707,517
Series 2022 , RB , 5.00% , 07/01/35 ...... 1,000 1,131,804
Series 2022 , RB , 5.00% , 07/01/38 ...... 750 836,019
Series 2021 , RB , 4.00% , 07/01/39 ...... 1,000 1,020,997
Security
Par (000)
Par (000) Value
Georgia (continued)
Series 2021 , RB , 4.00% , 07/01/40 ...... USD 1,000 $ 1,014,305
Series 2022 , RB , 5.00% , 07/01/41 ...... 2,250 2,465,200
Series 2021 , RB , 4.00% , 07/01/42 ...... 1,000 1,000,926
Series 2022 , RB , 5.00% , 07/01/42 ...... 5,865 6,388,469
Series 2021 , RB , 4.00% , 07/01/43 ...... 4,750 4,739,435
Series 2022 , RB , 4.00% , 07/01/47 ...... 3,125 3,068,904
Series 2022 , RB , 5.00% , 07/01/47 ...... 1,000 1,071,879
Series 2021 , RB , 4.00% , 07/01/51 ...... 1,750 1,698,077
Series 2022 , RB , 4.00% , 07/01/52 ...... 12,360 11,984,563
Series 2022 , RB , 5.25% , 07/01/52 ...... 6,750 7,264,360
Georgia State Road & Tollway Authority
Series 2020 , RB , 5.00% , 06/01/26 ...... 1,325 1,363,979
Series 2020 , RB , 5.00% , 06/01/27 ...... 2,200 2,313,267
Series 2020 , RB , 5.00% , 06/01/29 ...... 2,910 3,177,361
Series 2020 , RB , 5.00% , 06/01/31 ...... 2,500 2,767,507
Series 2020 , RB , 5.00% , 06/01/32 ...... 6,105 6,734,322
Series 2021A , RB , 4.00% , 07/15/41 ( GTD ) 5,000 5,056,538
Series 2021A , RB , 4.00% , 07/15/42 ( GTD ) 18,100 18,167,540
Series 2021A , RB , 4.00% , 07/15/46 ( GTD ) 7,170 7,131,044
Gwinnett County School District
Series 2022B , GO , 5.00% , 08/01/25 ..... 6,000 6,058,375
Series 2022B , GO , 5.00% , 08/01/26 ..... 25,010 25,848,550
Series 2015 , GO , 5.00% , 02/01/31 ...... 5,580 5,622,351
Series 2015 , GO , 5.00% , 02/01/34 ...... 4,995 5,030,088
Series 2021 , GO , 4.00% , 02/01/37 ...... 2,000 2,078,993
Series 2019 , GO , 5.00% , 02/01/38 ...... 17,010 18,172,193
Series 2019 , GO , 5.00% , 02/01/39 ...... 6,165 6,563,668
Series 2019 , GO , 5.00% , 02/01/40 ...... 11,710 12,415,401
Henry County School District
Series 2021 , GO , 1.88% , 08/01/34 ( SAW ) . 18,330 15,047,059
Series 2021 , GO , 1.88% , 08/01/35 ( SAW ) . 18,880 15,152,450
Series 2021 , GO , 1.88% , 08/01/36 ( SAW ) . 19,305 15,150,722
Macon Water Authority
Series 2024 , RB , 5.00% , 10/01/49 ...... 5,000 5,414,119
Series 2024 , RB , 5.00% , 10/01/54 ...... 6,750 7,264,267
Metropolitan Atlanta Rapid Transit Authority
Series 2016B , RB , 5.00% , 07/01/35 ..... 7,750 7,982,610
Series 2024B , RB , 5.00% , 07/01/36 ..... 5,000 5,757,179
Series 2024A , RB , 5.00% , 07/01/37 ..... 5,000 5,736,753
Series 2021E-1 , RB , 3.00% , 07/01/39 .... 2,500 2,274,778
Series 2017C , RB , 3.25% , 07/01/39 ..... 2,500 2,370,238
Series 2021E-1 , RB , 3.00% , 07/01/40 .... 9,565 8,514,698
Series 2015B , RB , 5.00% , 07/01/45 ..... 1,745 1,766,704
Series 2024B , RB , 5.00% , 07/01/45 ..... 5,000 5,436,685
Series 2020A , RB , 3.00% , 07/01/47 ..... 2,850 2,269,513
Municipal Electric Authority of Georgia
Series 2016A , RB , 5.00% , 01/01/28 ..... 2,000 2,047,554
Series 2021A , RB , 5.00% , 01/01/34 ..... 1,575 1,746,337
Series 2024A , RB , 5.00% , 01/01/36 ..... 2,175 2,458,045
Series 2019A , RB , 4.00% , 01/01/44 ( AGM ) 2,000 1,964,462
Series 2019A , RB , 5.00% , 01/01/44 ..... 7,975 8,258,903
Series 2019A , RB , 4.00% , 01/01/49 ..... 1,750 1,651,556
Series 2019A , RB , 5.00% , 01/01/49 ..... 5,000 5,125,477
Series 2024A , RB , 5.25% , 01/01/49 ..... 6,925 7,481,537
Series 2024A , RB , 5.25% , 01/01/54 ( BAM ) 7,000 7,530,252
Series 2019A , RB , 5.00% , 01/01/56 ..... 3,000 3,062,046
Series 2015A , RB , 5.00% , 07/01/60 ..... 1,000 1,000,141
Series 2021A , RB , 5.00% , 01/01/62 ( AGM ) 3,335 3,432,078
Series 2019A , RB , 5.00% , 01/01/63 ..... 1,500 1,526,369
Private Colleges & Universities Authority
Series 2020B , RB , 5.00% , 09/01/25 ..... 10,710 10,828,070
Series 2022A , RB , 5.00% , 09/01/29 ..... 1,505 1,649,957
Series 2020B , RB , 5.00% , 09/01/30 ..... 5,000 5,569,898
Series 2023B , RB , 5.00% , 09/01/33 ..... 29,360 34,001,919
Series B , RB , 4.00% , 10/01/38 ......... 4,000 4,013,638

Schedule of Investments
(continued)
February 28, 2025
iShares
®
National Muni Bond ETF
Schedule of Investments
31
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Georgia (continued)
Series 2020B , RB , 4.00% , 09/01/39 ..... USD 1,500 $ 1,525,613
Series 2013A , RB , 5.00% , 10/01/43 ..... 2,415 2,418,410
Series A , RB , 5.00% , 10/01/46 ......... 6,525 6,641,127
Series 2019B , RB , 5.00% , 09/01/48 ..... 2,500 2,602,197
State of Georgia
Series 2022A , GO , 5.00% , 07/01/25 ..... 1,890 1,904,544
Series 2019A , GO , 5.00% , 07/01/25 ..... 1,000 1,007,695
Series 2016E , GO , 5.00% , 12/01/25 ..... 5,775 5,877,995
Series 2016A , GO , 5.00% , 02/01/26 ..... 10,685 10,919,573
Series 2021A , GO , 5.00% , 07/01/26 ..... 18,835 19,428,883
Series 2016E , GO , 5.00% , 12/01/26 ..... 11,935 12,429,795
Series 2016A , GO , 5.00% , 02/01/27 ..... 1,175 1,200,233
Series 2023A , GO , 5.00% , 07/01/27 ..... 5,000 5,274,773
Series 2021A , GO , 5.00% , 07/01/27 ..... 14,890 15,708,274
Series 2020A , GO , 5.00% , 08/01/27 ..... 7,665 8,098,791
Series 2016E , GO , 5.00% , 12/01/27 ..... 1,325 1,379,520
Series 2016F , GO , 5.00% , 01/01/28 ..... 2,805 2,923,684
Series 2022A , GO , 5.00% , 07/01/28 ..... 8,500 9,148,886
Series 2018A , GO , 5.00% , 07/01/28 ..... 5,165 5,559,294
Series 2020A , GO , 5.00% , 08/01/28 ..... 2,000 2,156,129
Series 2019A , GO , 5.00% , 07/01/29 ..... 1,500 1,644,819
Series 2018A , GO , 5.00% , 07/01/29 ..... 5,000 5,372,628
Series 2017C , GO , 5.00% , 07/01/29 ..... 5,500 5,787,854
Series 2020A , GO , 5.00% , 08/01/29 ..... 10,000 10,982,290
Series 2016A , GO , 5.00% , 02/01/30 ..... 1,030 1,049,956
Series 2017A-2 , GO , 5.00% , 02/01/30 .... 11,420 11,910,528
Series 2018A , GO , 5.00% , 07/01/30 ..... 6,775 7,269,001
Series 2023A , GO , 5.00% , 07/01/30 ..... 11,660 13,010,689
Series 2023A , GO , 5.00% , 07/01/31 ..... 5,720 6,482,399
Series 2022A , GO , 5.00% , 07/01/31 ..... 2,200 2,493,231
Series 2021A , GO , 5.00% , 07/01/31 ..... 1,570 1,779,260
Series 2019A , GO , 5.00% , 07/01/31 ..... 5,180 5,655,786
Series 2020A , GO , 5.00% , 08/01/31 ..... 2,805 3,128,030
Series 2017A-2 , GO , 5.00% , 02/01/32 .... 12,600 13,112,117
Series 2018A , GO , 5.00% , 07/01/32 ..... 22,925 24,499,902
Series 2023C , GO , 5.00% , 01/01/33 ..... 8,545 9,884,888
Series 2017A-2 , GO , 5.00% , 02/01/33 .... 10,015 10,411,917
Series 2021A , GO , 4.00% , 07/01/34 ..... 2,010 2,136,418
Series 2020A , GO , 4.00% , 08/01/34 ..... 1,720 1,808,061
Series 2021A , GO , 4.00% , 07/01/36 ..... 27,000 28,542,553
Series 2023A , GO , 5.00% , 07/01/36 ..... 2,215 2,553,082
Series 2021A , GO , 4.00% , 07/01/37 ..... 5,810 6,125,146
Series 2023A , GO , 5.00% , 07/01/37 ..... 7,340 8,431,691
Series 2023A , GO , 5.00% , 07/01/38 ..... 1,985 2,272,543
Series 2022A , GO , 4.00% , 07/01/40 ..... 10,000 10,429,956
Series 2023A , GO , 5.00% , 07/01/41 ..... 11,210 12,589,235
Series 2022A , GO , 4.00% , 07/01/42 ..... 10,000 10,240,651
990,397,943
Hawaii — 0.5%
City & County Honolulu Wastewater System
Series 2018A , RB , 4.00% , 07/01/38 ..... 3,300 3,331,409
Series A , RB , 5.00% , 07/01/40 ......... 1,000 1,007,549
Series 2024A , RB , 5.00% , 07/01/42 ..... 2,580 2,867,595
Series 2024A , RB , 5.00% , 07/01/43 ..... 2,000 2,200,545
Series 2024A , RB , 5.00% , 07/01/45 ..... 5,175 5,648,146
Series A , RB , 5.00% , 07/01/45 ......... 3,675 3,702,742
Series 2024A , RB , 5.00% , 07/01/46 ..... 9,090 9,896,338
Series 2018A , RB , 5.00% , 07/01/47 ..... 4,220 4,333,513
Series 2022A , RB , 5.00% , 07/01/47 ..... 3,000 3,204,340
Series 2024A , RB , 5.00% , 07/01/49 ..... 15,400 16,610,137
Series 2022A , RB , 5.25% , 07/01/51 ..... 2,500 2,693,839
Series 2024A , RB , 5.25% , 07/01/54 ..... 5,000 5,477,123
City & County of Honolulu
Series 2020B , GO , 5.00% , 03/01/25 ..... 1,010 1,010,000
Security
Par (000)
Par (000) Value
Hawaii (continued)
Series 2019A , GO , 5.00% , 09/01/27 ..... USD 1,170 $ 1,238,052
Series 2020B , GO , 5.00% , 03/01/28 ..... 2,120 2,263,891
Series 2020D , GO , 5.00% , 07/01/28 ..... 3,055 3,282,939
Series 2022A , GO , 5.00% , 11/01/28 ..... 2,930 3,168,014
Series 2020B , GO , 5.00% , 03/01/30 ..... 1,500 1,657,064
Series C , GO , 5.00% , 10/01/30 ........ 5,000 5,573,776
Series 2020B , GO , 5.00% , 03/01/31 ..... 2,550 2,822,351
State of Hawaii
Series 2016FB , GO , 5.00% , 04/01/25 .... 15,000 15,027,513
Series EO , GO , 5.00% , 08/01/25 ....... 5,255 5,263,537
Series 2018FT , GO , 5.00% , 01/01/26 .... 3,410 3,476,404
Series FK , GO , 5.00% , 05/01/26 ....... 1,400 1,438,426
Series EO , GO , 5.00% , 08/01/26 ....... 2,280 2,283,810
Series FH , GO , 5.00% , 10/01/26 ....... 3,975 4,123,446
Series FH , GO , 5.00% , 10/01/27 ....... 4,725 4,890,724
Series EZ , GO , 5.00% , 10/01/27 ....... 2,000 2,026,367
Series 2018FT , GO , 5.00% , 01/01/28 .... 1,000 1,064,301
Series FH , GO , 5.00% , 10/01/28 ....... 3,450 3,566,131
Series EO , GO , 5.00% , 08/01/29 ....... 720 721,138
Series 2018FT , GO , 5.00% , 01/01/30 .... 3,000 3,180,653
Series EO , GO , 5.00% , 08/01/30 ....... 1,895 1,898,852
Series 2018FT , GO , 5.00% , 01/01/31 .... 3,005 3,183,492
Series FN , GO , 5.00% , 10/01/31 ....... 1,000 1,053,384
Series 2019FW , GO , 5.00% , 01/01/33 .... 5,060 5,449,631
Series 2018FT , GO , 5.00% , 01/01/33 .... 2,000 2,110,293
Series FK , GO , 5.00% , 05/01/34 ....... 2,310 2,407,158
Series FG , GO , 4.00% , 10/01/34 ....... 7,755 7,820,863
Series 2019FW , GO , 5.00% , 01/01/35 .... 10,000 10,726,495
Series FK , GO , 4.00% , 05/01/36 ....... 2,000 2,024,614
Series FG , GO , 4.00% , 10/01/36 ....... 6,665 6,710,070
Series 2019FW , GO , 5.00% , 01/01/37 .... 2,000 2,137,454
State of Hawaii Airports System
Series 2020D , RB , 4.00% , 07/01/35 ..... 2,000 2,063,914
Series 2020D , RB , 4.00% , 07/01/38 ..... 2,000 2,035,002
Series 2025B , RB , 5.00% , 07/01/49
(a)
.... 6,000 6,438,884
185,111,919
Idaho — 0.1%
Idaho Housing & Finance Association
Series 2015A , RB , 5.00% , 07/15/26 ..... 1,030 1,062,733
Series 2021A , RB , 4.00% , 07/15/38 ..... 2,150 2,176,901
Series 2025A , RB , 5.00% , 08/15/49
(a)
.... 5,000 5,373,540
Series 2025A , RB , 4.00% , 08/15/50
(a)
.... 17,000 16,363,437
Idaho State Building Authority
Series 2024A , RB , 5.00% , 06/01/29 ..... 8,000 8,758,208
Series 2024A , RB , 5.00% , 06/01/31 ..... 1,310 1,478,594
Series 2024A , RB , 5.00% , 06/01/32 ..... 3,560 4,062,901
Series 2024A , RB , 5.00% , 06/01/34 ..... 4,000 4,665,402
43,941,716
Illinois — 4.3%
Chicago Board of Education Dedicated Capital
Improvement Tax
Series 2016 , RB , 5.75% , 04/01/34 ...... 1,670 1,734,221
Series 2016 , RB , 6.00% , 04/01/46 ...... 1,830 1,881,333
Chicago Midway International Airport
Series 2023B , RB , 5.00% , 01/01/34 ( BAM ) 1,900 2,150,464
Series 2023B , RB , 5.00% , 01/01/35 ( BAM ) 7,000 7,897,464
Series B , RB , 5.00% , 01/01/46 ......... 2,255 2,267,423
Chicago O'Hare International Airport
Series 2024D , RB , 5.00% , 01/01/26 ..... 13,285 13,516,745
Series E , RB , 5.00% , 01/01/27 ......... 2,000 2,077,595
Series C , RB , 5.00% , 01/01/30 ......... 1,230 1,250,464
Series C , RB , 5.00% , 01/01/31 ......... 460 467,059
Series 2024D , RB , 5.00% , 01/01/31 ..... 7,500 8,320,563

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2025
iShares
®
National Muni Bond ETF
32
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Illinois (continued)
Series 2024D , RB , 5.00% , 01/01/32 ..... USD 17,000 $ 19,100,527
Series D , RB , 5.25% , 01/01/33 ......... 9,000 9,313,578
Series C , RB , 5.00% , 01/01/34 ......... 1,300 1,317,196
Series B , RB , 5.00% , 01/01/34 ......... 3,000 3,089,040
Series 2020A , RB , 5.00% , 01/01/34 ..... 8,045 8,721,210
Series D , RB , 5.25% , 01/01/34 ......... 5,000 5,170,382
Series 2020A , RB , 4.00% , 01/01/35 ..... 4,000 4,121,328
Series B , RB , 5.00% , 01/01/35 ......... 9,000 9,259,251
Series 2020A , RB , 5.00% , 01/01/35 ..... 10,000 10,817,808
Series B , RB , 5.00% , 01/01/36 ......... 14,110 14,504,322
Series B , RB , 5.00% , 01/01/37 ......... 2,345 2,408,512
Series B , RB , 5.00% , 01/01/38 ......... 3,025 3,104,230
Series B , RB , 5.00% , 01/01/39 ......... 7,500 7,691,515
Series 2020A , RB , 4.00% , 01/01/40 ( AGM ) 5,000 5,032,048
Series 2022D , RB , 5.00% , 01/01/40 ..... 15,045 16,382,171
Series B , RB , 5.00% , 01/01/41 ......... 4,075 4,113,011
Series 2022D , RB , 4.00% , 01/01/42 ..... 2,000 1,962,527
Series D , RB , 5.25% , 01/01/42 ......... 9,000 9,214,637
Series 2018B , RB , 4.00% , 01/01/44 ..... 7,000 6,759,979
Series D , RB , 5.00% , 01/01/47 ......... 8,380 8,504,621
Series 2018B , RB , 5.00% , 01/01/48 ..... 32,500 33,481,672
Series 2024B , RB , 5.00% , 01/01/48 ..... 5,000 5,316,118
Series D , RB , 5.00% , 01/01/52 ......... 23,915 24,210,130
Series 2018B , RB , 4.00% , 01/01/53 ( AGM ) 9,450 8,980,056
Series 2018B , RB , 5.00% , 01/01/53 ..... 9,885 10,162,026
Chicago Transit Authority Capital Grant Receipts,
Series 2021, RB, 5.00%, 06/01/28 ...... 780 829,673
Chicago Transit Authority Sales Tax Receipts
Fund
Series 2024A , RB , 5.00% , 12/01/41 ..... 2,500 2,742,884
Series 2024A , RB , 5.00% , 12/01/42 ..... 2,000 2,177,339
Series 2024A , RB , 5.00% , 12/01/49 ..... 20,000 21,132,590
City of Chicago
Series 2020A , GO , 5.00% , 01/01/28 ..... 5,000 5,177,947
Series 2020A , GO , 5.00% , 01/01/29 ..... 3,000 3,137,760
Series 2024B , GO , 5.00% , 01/01/31 ..... 7,000 7,443,972
Series 2021A , GO , 5.00% , 01/01/33 ..... 10,000 10,553,835
Series 2024B , GO , 5.00% , 01/01/33 ..... 20,000 21,489,644
Series 2024B , GO , 5.00% , 01/01/34 ..... 9,525 10,277,281
Series 2021A , GO , 4.00% , 01/01/35 ..... 6,500 6,418,116
Series 2023A , GO , 5.50% , 01/01/39 ..... 2,850 3,056,337
Series 2024A , GO , 5.00% , 01/01/43 ..... 8,425 8,643,470
Series 2019A , GO , 5.00% , 01/01/44 ..... 2,500 2,523,842
Series 2024A , GO , 5.00% , 01/01/44 ..... 7,500 7,663,772
Series 2024A , GO , 5.25% , 01/01/45 ..... 36,025 37,285,590
Series 2019A , GO , 5.50% , 01/01/49 ..... 5,000 5,108,192
City of Chicago Waterworks, Series 2024A, RB,
5.00%, 11/01/37 ................. 12,105 13,676,971
City of Springfield Electric
Series 2024 , RB , 5.00% , 03/01/31 ( BAM ) . 12,180 13,429,558
Series 2024 , RB , 5.00% , 03/01/35 ( BAM ) . 7,250 8,272,236
Series 2024 , RB , 5.00% , 03/01/36 ( BAM ) . 21,675 24,639,197
Series 2024 , RB , 5.00% , 03/01/39 ( BAM ) . 5,000 5,564,885
Series 2024 , RB , 5.00% , 03/01/40 ( BAM ) . 11,500 12,685,596
County of Cook
Series 2024 , RB , 5.00% , 11/15/42 ...... 4,780 5,109,604
Series 2024 , RB , 5.00% , 11/15/43 ...... 3,000 3,188,337
County of Will
Series 2016 , GO , 5.00% , 11/15/41 ...... 13,050 13,258,617
Series 2016 , GO , 5.00% , 11/15/45 ...... 18,000 18,287,748
Illinois Finance Authority
Series 2020 , RB , 4.00% , 01/01/32 ...... 7,800 8,127,425
Series 2017 , RB , 5.00% , 07/01/32 ...... 1,585 1,639,374
Series 2021A , RB , 5.00% , 10/01/32 ..... 4,000 4,542,843
Series 2024B , RB , 5.00% , 04/01/34 ..... 26,490 30,553,696
Security
Par (000)
Par (000) Value
Illinois (continued)
Series 2024A , RB , 5.00% , 04/01/34 ..... USD 13,000 $ 14,994,264
Series 2019 , RB , 5.00% , 07/01/34 ...... 2,575 2,776,599
Series 2020 , RB , 5.00% , 07/01/34 ...... 1,760 1,945,468
Series 2024B , RB , 5.00% , 04/01/35 ..... 7,640 8,772,848
Series 2020 , RB , 5.00% , 07/01/35 ...... 4,950 5,458,372
Series 2019 , RB , 5.25% , 07/01/35 ...... 3,000 3,259,013
Series 2024B , RB , 5.00% , 04/01/36 ..... 14,120 16,156,401
Series 2017 , RB , 5.00% , 07/01/36 ...... 6,030 6,211,977
Series 2020 , RB , 4.00% , 07/01/37 ...... 8,345 8,505,516
Series 2020 , RB , 4.00% , 07/01/38 ...... 8,050 8,165,174
Series 2014A , RB , 4.00% , 10/01/38 ..... 5,000 5,000,433
Series 2024B , RB , 5.25% , 04/01/39 ..... 1,450 1,669,097
Series 2015A , RB , 5.00% , 10/01/40 ..... 2,000 2,014,272
Series 2018A , RB , 5.00% , 10/01/48 ..... 2,000 2,027,434
Illinois State Toll Highway Authority
Series 2019B , RB , 5.00% , 01/01/26 ..... 2,635 2,683,914
Series 2019C , RB , 5.00% , 01/01/26 ..... 1,245 1,268,111
Series 2018A , RB , 5.00% , 01/01/27 ..... 4,000 4,165,044
Series 2019C , RB , 5.00% , 01/01/27 ..... 6,320 6,580,769
Series 2019B , RB , 5.00% , 01/01/27 ..... 2,130 2,217,886
Series 2019C , RB , 5.00% , 01/01/28 ..... 6,000 6,368,948
Series 2019B , RB , 5.00% , 01/01/29 ..... 2,000 2,161,130
Series 2019C , RB , 5.00% , 01/01/29 ..... 11,065 11,956,453
Series 2019C , RB , 5.00% , 01/01/30 ..... 3,000 3,294,623
Series 2018A , RB , 5.00% , 01/01/30 ..... 3,000 3,234,705
Series 2019C , RB , 5.00% , 01/01/31 ..... 2,000 2,192,915
Series 2018A , RB , 5.00% , 01/01/31 ..... 1,505 1,620,558
Series 2019B , RB , 5.00% , 01/01/31 ..... 1,505 1,650,168
Series 2016A , RB , 4.00% , 12/01/31 ..... 5,035 5,074,913
Series 2016A , RB , 5.00% , 12/01/31 ..... 2,405 2,441,984
Series 2016A , RB , 5.00% , 12/01/32 ..... 3,000 3,047,040
Series 2024A , RB , 5.00% , 01/01/36 ..... 30,000 34,488,597
Series 2014C , RB , 5.00% , 01/01/36 ..... 2,000 2,003,056
Series 2015B , RB , 5.00% , 01/01/36 ..... 1,000 1,014,475
Series 2014C , RB , 5.00% , 01/01/37 ..... 35,000 35,053,182
Series 2015B , RB , 5.00% , 01/01/37 ..... 11,500 11,662,647
Series 2024A , RB , 5.00% , 01/01/38 ..... 7,105 8,072,972
Series 2024A , RB , 5.00% , 01/01/39 ..... 4,000 4,520,854
Series 2015B , RB , 5.00% , 01/01/40 ..... 9,645 9,761,710
Series 2015A , RB , 5.00% , 01/01/40 ..... 10,000 10,056,569
Series 2016B , RB , 5.00% , 01/01/41 ..... 7,435 7,568,492
Series 2021A , RB , 5.00% , 01/01/41 ..... 9,765 10,647,801
Series 2023A , RB , 5.00% , 01/01/41 ..... 4,250 4,707,153
Series 2021A , RB , 4.00% , 01/01/42 ..... 11,825 11,647,416
Series 2017A , RB , 5.00% , 01/01/42 ..... 28,500 29,500,524
Series 2023A , RB , 5.00% , 01/01/42 ..... 3,665 4,039,203
Series 2023A , RB , 5.25% , 01/01/43 ..... 1,235 1,373,581
Series 2019A , RB , 4.00% , 01/01/44 ..... 15,500 14,964,979
Series 2019A , RB , 5.00% , 01/01/44 ..... 8,400 8,797,145
Series 2020A , RB , 5.00% , 01/01/45 ..... 9,215 9,786,977
Series 2021A , RB , 4.00% , 01/01/46 ..... 20,185 19,162,272
Metropolitan Pier & Exposition Authority
Series 2010B-1 , RB , 0.00% , 06/15/26
( AGM )
(c)
...................... 2,000 1,923,870
Series 2010B-1 , RB , 0.00% , 06/15/27
( AGM )
(c)
...................... 1,000 931,544
Series 1998B , RB , 5.50% , 06/15/29 ( NPFGC ) 50 50,357
Metropolitan Water Reclamation District of
Greater Chicago
Series A , GO , 5.00% , 12/01/28 ........ 3,180 3,292,151
Series 2007C , GO , 5.25% , 12/01/32 ..... 1,340 1,559,311
Series 2021B , GO , 5.00% , 12/01/33 ..... 5,000 5,640,169
Series 2007B , GO , 5.25% , 12/01/34 ..... 2,500 2,978,648
Series 2024A , GO , 5.00% , 12/01/39 ..... 4,000 4,526,110
Series 2024A , GO , 5.00% , 12/01/40 ..... 6,030 6,774,100

Schedule of Investments
(continued)
February 28, 2025
iShares
®
National Muni Bond ETF
Schedule of Investments
33
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Illinois (continued)
Series 2024A , GO , 5.00% , 12/01/41 ..... USD 6,720 $ 7,488,776
Series 2024A , GO , 5.00% , 12/01/42 ..... 5,000 5,533,101
Series 2024A , GO , 5.00% , 12/01/43 ..... 5,000 5,502,807
Sales Tax Securitization Corp.
Series 2021A , RB , 5.00% , 01/01/28 ..... 3,500 3,693,851
Series 2020A , RB , 5.00% , 01/01/30 ..... 2,500 2,721,087
Series 2021A , RB , 5.00% , 01/01/30 ..... 5,000 5,442,174
Series 2021A , RB , 5.00% , 01/01/32 ..... 5,000 5,565,276
Series 2024A , RB , 5.00% , 01/01/34 ..... 2,000 2,273,849
Series 2024A , RB , 5.00% , 01/01/35 ..... 19,500 22,339,395
Series 2020A , RB , 5.00% , 01/01/37 ( BAM ) 1,000 1,066,242
Series 2024A , RB , 5.00% , 01/01/37 ..... 6,000 6,856,787
Series 2020A , RB , 4.00% , 01/01/40 ( BAM ) 1,000 999,706
Series 2024A , RB , 5.00% , 01/01/41 ..... 1,500 1,650,590
State of Illinois
Series 2021A , GO , 5.00% , 03/01/25 ..... 2,170 2,170,000
Series 2017D , GO , 5.00% , 11/01/25 ..... 28,485 28,877,523
Series 2016 , GO , 5.00% , 02/01/26 ...... 5,000 5,094,710
Series 2022B , GO , 5.00% , 03/01/26 ..... 6,190 6,317,955
Series 2018A , GO , 5.00% , 10/01/26 ..... 4,750 4,901,729
Series 2017D , GO , 5.00% , 11/01/26 ..... 16,070 16,608,197
Series 2019A , GO , 5.00% , 11/01/26 ..... 5,000 5,167,454
Series 2024 , GO , 5.00% , 02/01/27 ...... 9,435 9,794,678
Series 2016 , GO , 5.00% , 02/01/27 ...... 12,000 12,457,489
Series 2021A , GO , 5.00% , 03/01/27 ..... 2,640 2,744,706
Series 2017D , GO , 5.00% , 11/01/27 ..... 36,705 38,580,618
Series 2021A , GO , 5.00% , 12/01/27 ..... 9,600 10,103,684
Series 2024 , GO , 5.00% , 02/01/28 ...... 2,435 2,569,344
Series 2016 , GO , 5.00% , 02/01/28 ...... 4,500 4,665,444
Series 2021A , GO , 5.00% , 03/01/28 ..... 1,425 1,505,592
Series 2022B , GO , 5.00% , 03/01/28 ..... 3,450 3,645,119
Series 2018B , GO , 5.00% , 10/01/28 ..... 2,000 2,131,097
Series 2017D , GO , 5.00% , 11/01/28 ..... 10,405 10,917,448
Series 2024 , GO , 5.00% , 02/01/29 ...... 3,535 3,783,681
Series 2023B , GO , 5.00% , 05/01/29 ..... 5,000 5,370,500
Series 2018B , GO , 5.00% , 10/01/29 ..... 4,100 4,360,880
Series 2022B , GO , 5.00% , 10/01/29 ..... 5,000 5,401,006
Series 2017C , GO , 5.00% , 11/01/29 ..... 19,505 20,438,673
Series 2022A , GO , 5.00% , 03/01/30 ..... 2,000 2,172,171
Series 2022B , GO , 5.00% , 03/01/30 ..... 4,000 4,344,341
Series 2024B , GO , 5.00% , 05/01/30 ..... 3,000 3,264,958
Series 2020 , GO , 5.50% , 05/01/30 ...... 2,000 2,146,727
Series 2018B , GO , 5.00% , 10/01/30 ..... 3,000 3,186,188
Series 2019B , GO , 5.00% , 11/01/30 ..... 2,000 2,158,693
Series 2024 , GO , 5.00% , 02/01/31 ...... 5,000 5,490,631
Series 2021A , GO , 5.00% , 03/01/31 ..... 1,500 1,648,798
Series 2022B , GO , 5.00% , 03/01/31 ..... 3,000 3,297,595
Series 2024B , GO , 5.00% , 05/01/31 ..... 2,500 2,752,995
Series 2017A , GO , 5.00% , 12/01/31 ..... 2,000 2,093,500
Series 2024 , GO , 5.00% , 02/01/32 ...... 5,180 5,750,231
Series 2022B , GO , 5.00% , 10/01/32 ..... 10,000 11,160,116
Series 2018B , GO , 5.00% , 10/01/32 ..... 2,000 2,116,612
Series 2019B , GO , 5.00% , 11/01/32 ..... 5,750 6,177,736
Series 2017A , GO , 5.00% , 12/01/32 ..... 3,830 3,997,098
Series 2023B , GO , 5.00% , 12/01/32 ..... 10,000 11,173,518
Series 2021A , GO , 5.00% , 03/01/33 ..... 8,275 9,039,356
Series 2022B , GO , 5.00% , 03/01/33 ..... 7,650 8,461,634
Series 2018A , GO , 5.00% , 05/01/33 ..... 9,480 9,960,306
Series 2023D , GO , 5.00% , 07/01/33 ..... 20,230 22,443,613
Series 2018A , GO , 5.00% , 10/01/33 ..... 1,240 1,309,797
Series 2017A , GO , 4.00% , 12/01/33 ..... 2,500 2,522,166
Series 2021B , GO , 5.00% , 12/01/33 ..... 6,000 6,602,134
Series 2022B , GO , 5.00% , 03/01/34 ..... 5,000 5,514,535
Series 2024B , GO , 5.00% , 05/01/34 ..... 2,000 2,257,931
Series 2023B , GO , 5.00% , 05/01/34 ..... 15,000 16,560,802
Security
Par (000)
Par (000) Value
Illinois (continued)
Series 2017A , GO , 5.00% , 12/01/34 ..... USD 2,650 $ 2,756,249
Series 2021A , GO , 5.00% , 03/01/35 ..... 1,500 1,626,975
Series 2024B , GO , 5.00% , 05/01/35 ..... 7,500 8,414,538
Series 2023D , GO , 5.00% , 07/01/35 ..... 6,125 6,735,942
Series 2021A , GO , 5.00% , 03/01/36 ..... 3,000 3,243,094
Series 2023B , GO , 5.00% , 05/01/36 ..... 2,900 3,173,400
Series 2024B , GO , 5.00% , 05/01/36 ..... 7,500 8,375,215
Series 2022A , GO , 5.25% , 03/01/37 ..... 1,665 1,839,368
Series 2023B , GO , 5.00% , 05/01/37 ..... 4,855 5,293,949
Series 2022B , GO , 5.25% , 10/01/37 ..... 5,000 5,547,226
Series 2024 , GO , 5.00% , 02/01/38 ...... 5,000 5,550,140
Series 2021A , GO , 4.00% , 03/01/38 ..... 2,000 2,000,377
Series 2023B , GO , 5.25% , 05/01/38 ..... 2,000 2,202,729
Series 2020C , GO , 4.00% , 10/01/38 ..... 2,500 2,489,362
Series 2017A , GO , 5.00% , 12/01/38 ..... 3,740 3,863,251
Series 2024B , GO , 5.00% , 05/01/39 ..... 3,000 3,298,909
Series 2023B , GO , 5.25% , 05/01/39 ..... 5,500 6,029,299
Series 2020 , GO , 5.50% , 05/01/39 ...... 7,075 7,682,955
Series 2021B , GO , 4.00% , 12/01/39 ..... 2,000 1,972,146
Series 2017A , GO , 5.00% , 12/01/39 ..... 2,000 2,061,528
Series 2023C , GO , 5.00% , 12/01/39 ..... 15,000 16,374,253
Series 2024B , GO , 5.00% , 05/01/40 ..... 3,500 3,824,611
Series 2023B , GO , 5.25% , 05/01/40 ..... 3,190 3,479,228
Series 2020C , GO , 4.00% , 10/01/40 ..... 5,000 4,877,597
Series 2019C , GO , 4.00% , 11/01/40 ..... 18,000 17,543,554
Series 2023C , GO , 5.00% , 12/01/40 ..... 35,000 38,016,576
Series 2021A , GO , 4.00% , 03/01/41 ..... 4,750 4,613,050
Series 2024B , GO , 5.00% , 05/01/41 ..... 5,000 5,428,031
Series 2023B , GO , 5.25% , 05/01/41 ..... 5,625 6,102,493
Series 2022A , GO , 5.50% , 03/01/42 ..... 3,000 3,285,813
Series 2018A , GO , 5.00% , 05/01/42 ..... 4,345 4,461,280
Series 2023B , GO , 5.25% , 05/01/42 ..... 10,375 11,177,028
Series 2024B , GO , 5.25% , 05/01/44 ..... 2,385 2,574,737
Series 2024B , GO , 5.25% , 05/01/45 ..... 5,000 5,366,601
Series 2020 , GO , 5.75% , 05/01/45 ...... 3,125 3,366,449
Series 2021A , GO , 5.00% , 03/01/46 ..... 24,235 25,071,321
Series 2022C , GO , 5.25% , 10/01/46 ..... 5,000 5,283,493
Series 2022A , GO , 5.50% , 03/01/47 ..... 2,000 2,133,839
Series 2024B , GO , 5.25% , 05/01/47 ..... 11,000 11,710,962
Series 2023B , GO , 5.50% , 05/01/47 ..... 10,550 11,265,671
Series 2022C , GO , 5.25% , 10/01/47 ..... 3,000 3,162,710
Series 2024B , GO , 5.25% , 05/01/48 ..... 5,650 5,990,202
Series 2024B , GO , 5.25% , 05/01/49 ..... 5,475 5,787,959
State of Illinois Sales Tax
Series 2013 , RB , 5.00% , 06/15/26 ...... 1,500 1,501,962
Series 2024A , RB , 5.00% , 06/15/29 ..... 23,900 25,668,622
Series 2024B , RB , 5.00% , 06/15/35 ..... 6,000 6,741,352
Series 2024B , RB , 5.00% , 06/15/39 ..... 2,790 3,087,848
Series 2024C , RB , 5.00% , 06/15/41 ..... 9,080 9,908,694
1,774,669,389
Indiana — 0.5%
City of Indianapolis Department of Public Utilities
Water System
Series 2018A , RB , 5.00% , 10/01/33 ..... 4,185 4,448,165
Series 2018A , RB , 5.00% , 10/01/35 ..... 1,000 1,058,134
Series 2016B , RB , 5.00% , 10/01/37 ..... 14,010 14,341,426
Indiana Finance Authority
Series 2016C , RB , 5.00% , 12/01/25 ..... 7,890 8,021,903
Series E , RB , 5.00% , 02/01/27 ......... 3,375 3,478,033
Series 2016C , RB , 5.00% , 06/01/27 ..... 7,435 7,725,570
Series E , RB , 5.00% , 02/01/29 ......... 3,070 3,162,102
Series 2017C , RB , 5.00% , 02/01/29 ..... 1,800 1,909,120
Series 2016C , RB , 5.00% , 06/01/29 ..... 3,120 3,412,037
Series 2021-1 , RB , 5.00% , 10/01/29 ..... 1,000 1,097,025

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2025
iShares
®
National Muni Bond ETF
34
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Indiana (continued)
Series 2022B , RB , 5.00% , 02/01/31 ..... USD 10,000 $ 11,192,739
Series 2021-1 , RB , 5.00% , 10/01/34 ..... 2,605 2,912,158
Series 2015A , RB , 5.25% , 02/01/35 ..... 1,000 1,007,007
Series D , RB , 5.00% , 08/01/36 ......... 8,935 9,226,470
Series 2019A , RB , 5.00% , 02/01/37 ..... 1,000 1,068,195
Series 2019A , RB , 5.00% , 02/01/38 ..... 3,310 3,524,925
Series 2021B , RB , 4.00% , 02/01/39 ..... 7,000 7,170,230
Series 2019A , RB , 5.00% , 02/01/39 ..... 7,755 8,222,900
Series 2021B , RB , 4.00% , 02/01/40 ..... 3,000 3,051,936
Series 2021B , RB , 5.00% , 02/01/41 ..... 2,555 2,767,935
Series 2021-1 , RB , 3.00% , 10/01/41 ..... 5,000 4,441,200
Series 2016A , RB , 5.00% , 10/01/41 ..... 2,000 2,038,362
Series 2024A , RB , 5.00% , 02/01/42 ..... 5,000 5,548,539
Series 2012A , RB , 4.00% , 10/01/42 ..... 2,500 2,431,397
Series 2024A , RB , 5.00% , 02/01/43 ..... 8,300 9,154,274
Series 2024A , RB , 5.00% , 10/01/43 ..... 1,440 1,557,539
Series 2024B , RB , 5.00% , 02/01/44 ..... 13,005 14,240,379
Series 2014A , RB , 4.25% , 10/01/44 ..... 3,205 3,203,964
Series 2016A , RB , 5.00% , 10/01/46 ..... 7,370 7,483,083
Series 2022B , RB , 5.25% , 10/01/52 ..... 7,490 7,885,389
Indiana Municipal Power Agency
Series 2016A , RB , 5.00% , 01/01/42 ..... 18,345 18,694,113
Series 2017A , RB , 5.00% , 01/01/42 ..... 3,000 3,096,273
Series 2025A , RB , 5.00% , 01/01/43 ( AGC ) 5,000 5,481,154
Indianapolis Local Public Improvement Bond
Bank
Series 2021A , RB , 5.00% , 06/01/27 ..... 1,000 1,047,493
Series 2021A , RB , 5.00% , 06/01/30 ..... 8,000 8,778,860
Series 2019A , RB , 5.00% , 02/01/49 ..... 6,000 6,188,951
Series 2019A , RB , 5.00% , 02/01/54 ..... 9,950 10,254,667
210,323,647
Iowa — 0.1%
City of West Des Moines, Series 2021B, GO,
2.00%, 06/01/36 ................. 1,170 930,462
Iowa Finance Authority
Series 2017 , RB , 5.00% , 08/01/28 ...... 4,200 4,421,319
Series 2017 , RB , 5.00% , 08/01/30 ...... 2,000 2,101,871
Series 2017 , RB , 5.00% , 08/01/31 ...... 3,420 3,589,012
Series 2023A , RB , 5.00% , 08/01/35 ..... 5,500 6,344,925
Series 2020A , RB , 5.00% , 08/01/38 ..... 2,665 2,912,315
Series 2022A , RB , 5.00% , 08/01/39 ..... 5,000 5,579,625
Series 2023A , RB , 5.00% , 08/01/40 ..... 1,690 1,897,756
Series 2023A , RB , 5.00% , 08/01/41 ..... 3,800 4,223,173
Series 2017 , RB , 5.00% , 08/01/42 ...... 7,265 7,489,860
Series 2023A , RB , 5.00% , 08/01/42 ..... 4,000 4,406,990
Series 2022A , RB , 5.00% , 08/01/47 ..... 2,500 2,670,242
Series 2020A , RB , 5.00% , 08/01/49 ..... 1,525 1,597,365
Series 2022A , RB , 5.00% , 08/01/52 ..... 9,715 10,315,478
State of Iowa, Series 2016A, RB,
5.00%, 06/01/27 ................. 1,000 1,027,845
59,508,238
Kansas — 0.3%
Johnson County Unified School District No.
512 Shawnee Mission, Series 2015A, GO,
5.00%, 10/01/33 ................. 5,000 5,061,591
Kansas Development Finance Authority
Series 2019SRF , RB , 5.00% , 05/01/31 ... 5,465 5,947,945
Series 2024SRF , RB , 5.00% , 05/01/40 ... 10,000 11,289,234
State of Kansas Department of Transportation
Series 2015B , RB , 5.00% , 09/01/26 ..... 5,040 5,096,765
Series 2024A , RB , 5.00% , 09/01/26 ..... 10,000 10,350,881
Series 2015B , RB , 5.00% , 09/01/27 ..... 3,010 3,042,807
Series 2024A , RB , 5.00% , 09/01/27 ..... 13,315 14,080,250
Security
Par (000)
Par (000) Value
Kansas (continued)
Series 2015B , RB , 5.00% , 09/01/29 ..... USD 1,000 $ 1,010,308
Series 2015B , RB , 5.00% , 09/01/30 ..... 3,270 3,302,901
Series 2024A , RB , 5.00% , 09/01/32 ..... 14,080 16,038,053
Series 2015B , RB , 5.00% , 09/01/33 ..... 3,000 3,027,528
Series 2024A , RB , 5.00% , 09/01/34 ..... 15,000 17,472,648
Series 2015B , RB , 5.00% , 09/01/35 ..... 2,000 2,017,762
Series 2017A , RB , 5.00% , 09/01/35 ..... 3,380 3,529,831
Wyandotte County-Kansas City Unified
Government Utility System, Series 2014A, RB,
4.25%, 09/01/39 ................. 9,285 9,177,029
110,445,533
Kentucky — 0.2%
Kentucky State Property & Building Commission
Series 2024B , RB , 5.00% , 11/01/26 ..... 1,455 1,511,471
RB , 5.00% , 05/01/27 ............... 4,765 4,990,506
Series B , RB , 5.00% , 11/01/27 ( SAP ) .... 2,040 2,109,285
Series A , RB , 5.00% , 10/01/30 ......... 1,500 1,667,387
Series A , RB , 5.00% , 10/01/31 ......... 3,265 3,678,028
Series A , RB , 5.00% , 10/01/37 ......... 1,000 1,140,997
Series A , RB , 5.00% , 10/01/38 ......... 2,000 2,273,574
Series A , RB , 5.00% , 10/01/41 ......... 1,000 1,108,459
Series A , RB , 5.00% , 10/01/42 ......... 2,000 2,200,818
Series A , RB , 5.00% , 10/01/43 ......... 2,000 2,185,085
Series A , RB , 5.00% , 10/01/44 ......... 2,140 2,321,869
Kentucky Turnpike Authority, Series 2024A, RB,
5.00%, 07/01/30 ................. 2,000 2,223,273
Louisville & Jefferson County Metropolitan
Sewer District
Series 2024A , RB , 5.00% , 05/15/37 ..... 31,745 36,436,378
Series 2022A , RB , 3.00% , 05/15/44 ..... 4,015 3,288,344
Series 2023C , RB , 5.00% , 05/15/53 ..... 2,490 2,641,569
Scott County School District Finance Corp.,
Series 2022, RB, 5.00%, 09/01/41 (BAM ST
INTERCEPT) ................... 4,500 4,856,157
74,633,200
Louisiana — 0.6%
City of Lafayette Utilities
Series 2024 , RB , 5.00% , 11/01/46 ( AGC ) .. 1,575 1,695,140
Series 2024 , RB , 5.00% , 11/01/49 ( AGC ) .. 1,000 1,071,769
City of New Orleans, Series 2024A, GO,
5.00%, 12/01/53 ................. 37,505 39,656,632
East Baton Rouge Sewerage Commission,
Series 2019A, RB, 4.00%, 02/01/45 ..... 3,000 2,912,348
Louisiana Public Facilities Authority, Series
2023A, RB, 5.00%, 10/15/52 ......... 4,930 5,209,556
New Orleans Aviation Board, Series A, RB,
5.00%, 01/01/48 ................. 8,355 8,446,439
State of Louisiana
Series 2016B , GO , 5.00% , 08/01/27 ..... 3,265 3,365,898
Series 2016B , GO , 5.00% , 08/01/28 ..... 2,850 2,937,273
Series 2019A , GO , 5.00% , 03/01/31 ..... 10,870 11,751,282
Series 2021A , GO , 5.00% , 03/01/32 ..... 7,875 8,823,899
Series 2023 , RB , 5.00% , 09/01/34 ...... 5,000 5,735,827
Series 2019A , GO , 5.00% , 03/01/35 ..... 8,000 8,572,326
Series 2023A , GO , 5.00% , 04/01/35 ..... 4,165 4,767,626
Series 2022A , GO , 4.00% , 04/01/39 ..... 7,500 7,687,588
Series 2021A , GO , 5.00% , 03/01/40 ..... 5,000 5,438,914
Series 2022A , GO , 4.00% , 04/01/40 ..... 10,000 10,153,740
Series 2024A , GO , 5.00% , 05/01/40 ..... 18,565 20,989,741
Series 2022A , GO , 4.00% , 04/01/42 ..... 15,065 15,079,722
Series 2024A , GO , 4.00% , 05/01/42 ..... 20,275 20,242,913
State of Louisiana Gasoline & Fuels Tax
Series 2024A , RB , 5.00% , 05/01/33 ..... 3,225 3,710,339

Schedule of Investments
(continued)
February 28, 2025
iShares
®
National Muni Bond ETF
Schedule of Investments
35
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Louisiana (continued)
Series 2024A , RB , 5.00% , 05/01/35 ..... USD 2,635 $ 3,023,441
Series 2024A , RB , 5.00% , 05/01/36 ..... 20,000 22,900,908
Series 2024A , RB , 5.00% , 05/01/38 ..... 5,000 5,683,416
Series 2022B , RB , 4.00% , 05/01/39 ..... 5,830 5,977,767
Series A , RB , 4.50% , 05/01/39 ......... 1,000 1,002,671
Series 2024A , RB , 5.00% , 05/01/39 ..... 1,500 1,695,356
Series C , RB , 5.00% , 05/01/40 ......... 2,000 2,065,215
Series A , RB , 4.00% , 05/01/41 ......... 10,000 10,018,763
Series A , RB , 5.00% , 05/01/41 ......... 8,500 8,529,452
249,145,961
Maine — 0.1%
Maine Health & Higher Educational Facilities
Authority
Series 2024B , RB , 5.00% , 10/01/38 ..... 7,500 8,521,936
Series 2024B , RB , 5.25% , 10/01/54 ..... 11,500 12,501,019
Maine Turnpike Authority
Series 2020 , RB , 4.00% , 07/01/45 ...... 1,000 986,335
Series 2018 , RB , 5.00% , 07/01/47 ...... 1,000 1,027,447
Series 2020 , RB , 4.00% , 07/01/50 ...... 2,425 2,323,600
25,360,337
Maryland — 2.6%
City of Baltimore
Series 2019A , RB , 4.00% , 07/01/44 ..... 6,500 6,356,699
Series 2017A , RB , 5.00% , 07/01/46 ..... 3,000 3,051,257
County of Anne Arundel
Series 2021 , GO , 5.00% , 10/01/25 ...... 2,225 2,255,290
Series 2021 , GO , 5.00% , 10/01/26 ...... 5,275 5,473,657
Series 2021 , GO , 5.00% , 04/01/28 ...... 6,575 7,043,080
Series 2021 , GO , 5.00% , 10/01/28 ...... 4,690 5,072,226
Series 2021 , GO , 3.00% , 10/01/39 ...... 8,520 7,737,594
Series 2021 , GO , 3.00% , 10/01/40 ...... 8,520 7,655,748
Series 2018 , GO , 5.00% , 10/01/47 ...... 2,000 2,054,214
Series 2022 , GO , 4.00% , 10/01/51 ...... 15,460 15,071,898
County of Baltimore
Series 2022 , GO , 5.00% , 03/01/25 ...... 5,435 5,435,000
Series 2019 , GO , 4.00% , 03/01/37 ...... 4,575 4,653,857
County of Frederick, Series 2018A, GO,
3.40%, 08/01/37 ................. 7,000 6,905,990
County of Howard
Series 2017B , GO , 5.00% , 02/15/27 ..... 1,125 1,176,965
Series 2023A , GO , 4.00% , 08/15/40 ..... 5,015 5,124,159
County of Montgomery
Series 2017C , GO , 5.00% , 10/01/25 ..... 6,870 6,963,127
Series 2017C , GO , 5.00% , 10/01/26 ..... 5,250 5,446,061
Series 2017A , GO , 5.00% , 11/01/26 ..... 3,955 4,110,468
Series 2018A , GO , 5.00% , 11/01/26 ..... 5,780 6,007,208
Series 2019A , GO , 5.00% , 11/01/26 ..... 1,600 1,662,895
Series 2024B , GO , 5.00% , 12/01/26 ..... 20,000 20,825,664
Series 2017C , GO , 5.00% , 10/01/27 ..... 1,500 1,590,478
Series 2020B , GO , 4.00% , 11/01/28 ..... 5,545 5,801,899
Series 2019A , GO , 5.00% , 11/01/28 ..... 2,500 2,707,921
Series 2021A , GO , 5.00% , 08/01/31 ..... 8,440 9,576,968
Series 2021A , GO , 4.00% , 08/01/32 ..... 2,445 2,582,866
Series 2024B , GO , 5.00% , 12/01/35 ..... 10,000 11,902,631
Series 2021A , GO , 2.00% , 08/01/39 ..... 1,310 1,021,496
Series 2021A , GO , 2.00% , 08/01/40 ..... 13,360 10,102,605
Series 2023A , GO , 4.00% , 08/01/41 ..... 14,000 14,127,645
Series 2023A , GO , 4.00% , 08/01/42 ..... 14,000 14,036,942
County of Prince George's
Series 2018A , GO , 5.00% , 07/15/25 ..... 10,005 10,088,507
Series 2021A , GO , 5.00% , 07/01/26 ..... 3,490 3,599,579
Series 2017A , GO , 5.00% , 09/15/26 ..... 1,200 1,243,563
Series 2018A , GO , 5.00% , 07/15/27 ..... 1,530 1,615,096
Security
Par (000)
Par (000) Value
Maryland (continued)
Series 2021A , GO , 5.00% , 07/01/28 ..... USD 15,580 $ 16,769,887
Series 2018A , GO , 5.00% , 07/15/28 ..... 4,015 4,324,862
Series 2021A , GO , 5.00% , 07/01/29 ..... 12,150 13,323,290
Series 2018A , GO , 5.00% , 07/15/29 ..... 2,000 2,148,693
Series 2020B , GO , 5.00% , 09/15/29 ..... 1,000 1,100,699
Series 2023A , GO , 5.00% , 08/01/30 ..... 10,115 11,302,399
Series 2018A , GO , 5.00% , 07/15/31 ..... 11,000 11,773,653
Series 2023A , GO , 5.00% , 08/01/31 ..... 7,455 8,459,277
Series 2022A , GO , 5.00% , 07/01/32 ..... 15,785 18,125,936
Series 2023A , GO , 5.00% , 08/01/32 ..... 8,000 9,196,085
Series 2022A , GO , 5.00% , 07/01/33 ..... 9,200 10,512,260
Series 2023A , GO , 5.00% , 08/01/34 ..... 9,385 10,870,497
Series 2023A , GO , 5.00% , 08/01/35 ..... 8,055 9,297,995
Maryland Stadium Authority, Series 2016, RB,
5.00%, 05/01/46 (ST INTERCEPT) ..... 38,750 39,834,093
Maryland State Transportation Authority
Series 2021A , RB , 5.00% , 07/01/26 ..... 8,535 8,800,718
Series 2024A , RB , 5.00% , 07/01/36 ..... 4,200 4,866,882
Series 2024A , RB , 5.00% , 07/01/38 ..... 1,200 1,380,251
Series 2024A , RB , 5.00% , 07/01/40 ..... 4,000 4,533,633
Series 2024A , RB , 5.00% , 07/01/42 ..... 6,880 7,658,464
Series 2024A , RB , 5.00% , 07/01/43 ..... 3,250 3,594,783
Series 2020 , RB , 4.00% , 07/01/50 ...... 9,000 8,636,527
State of Maryland
Series 2021A , GO , 5.00% , 03/01/25 ..... 4,630 4,630,000
Series 2017 , GO , 5.00% , 03/15/25 ...... 6,790 6,795,097
Series 2016 , GO , 4.00% , 06/01/25 ...... 4,255 4,257,392
Series 2015B , GO , 4.00% , 08/01/25 ..... 3,970 3,992,024
Series 2017B , GO , 5.00% , 08/01/25 ..... 1,495 1,509,360
Series 2018A , GO , 5.00% , 03/15/26 ..... 6,085 6,234,999
Series 2020C-1 , GO , 3.00% , 08/01/26 ... 6,500 6,515,632
Series 2018-2B , GO , 5.00% , 08/01/26 .... 4,905 5,070,149
Series 2021A , GO , 5.00% , 03/01/27 ..... 10,040 10,518,406
Series 2019-1 , GO , 5.00% , 03/15/27 ..... 4,295 4,503,438
Series 2018A , GO , 5.00% , 03/15/27 ..... 1,355 1,420,759
Series 2015 , GO , 4.00% , 08/01/27 ...... 2,000 2,000,373
Series 2020-2B , GO , 5.00% , 08/01/27 .... 9,060 9,572,957
Series 2022-2C , GO , 4.00% , 03/01/28 ... 5,000 5,193,826
Series 2021A , GO , 5.00% , 03/01/28 ..... 8,800 9,411,234
Series 2019-1 , GO , 5.00% , 03/15/28 ..... 4,775 5,110,525
Series 2020A-1 , GO , 5.00% , 03/15/28 .... 1,195 1,278,969
Series 2A , GO , 5.00% , 08/01/28 ....... 7,660 8,258,235
Series 2017A , GO , 5.00% , 08/01/28 ..... 5,000 5,268,714
Series 2021A , GO , 5.00% , 08/01/28 ..... 7,560 8,150,425
Series 2022-2C , GO , 4.00% , 03/01/29 ... 4,210 4,414,887
Series 2017 , GO , 5.00% , 03/15/29 ...... 7,880 8,228,643
Series 2019-1 , GO , 5.00% , 03/15/29 ..... 5,000 5,453,166
Series 2016 , GO , 4.00% , 06/01/29 ...... 6,130 6,131,611
Series 2022-2D , GO , 4.00% , 08/01/29 ... 4,500 4,738,586
Series 2015 , GO , 4.00% , 08/01/29 ...... 2,000 2,000,125
Series 2A , GO , 5.00% , 08/01/29 ....... 12,000 13,179,010
Series 2018-2 , GO , 5.00% , 08/01/29 ..... 2,905 3,125,595
Series 2017 , GO , 4.00% , 03/15/30 ...... 5,000 5,104,691
Series 2020A-1 , GO , 5.00% , 03/15/30 .... 1,185 1,315,917
Series 2022A , GO , 5.00% , 06/01/30 ..... 32,820 36,571,874
Series 2019-2A , GO , 5.00% , 08/01/30 .... 5,240 5,731,941
Series 2018A , GO , 5.00% , 03/15/31 ..... 3,000 3,192,342
Series 2019-1 , GO , 5.00% , 03/15/31 ..... 3,270 3,545,019
Series 2018-2 , GO , 5.00% , 08/01/31 ..... 1,500 1,606,745
Series 2021A , GO , 5.00% , 08/01/31 ..... 3,100 3,515,850
Series 2019-2A , GO , 5.00% , 08/01/31 .... 5,570 6,075,677
Series 2019-1 , GO , 5.00% , 03/15/32 ..... 5,005 5,417,166
Series 2018A , GO , 3.13% , 03/15/33 ..... 4,800 4,731,589
Series 2019-1 , GO , 4.00% , 03/15/33 ..... 1,200 1,237,947
Series 2023A , GO , 5.00% , 03/15/33 ..... 26,735 30,963,667

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2025
iShares
®
National Muni Bond ETF
36
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Maryland (continued)
Series 2022A , GO , 5.00% , 06/01/33 ..... USD 6,065 $ 6,926,896
Series 2020A , GO , 5.00% , 08/01/34 ..... 10,000 11,003,233
Series 2021A , GO , 5.00% , 08/01/34 ..... 7,000 7,859,303
Series 2024-1A , GO , 5.00% , 06/01/35 .... 30,955 36,247,974
Series 2022A , GO , 5.00% , 06/01/35 ..... 15,040 17,069,204
Series 2021A , GO , 4.00% , 08/01/35 ..... 5,000 5,233,794
Series 2020A , GO , 5.00% , 08/01/35 ..... 6,505 7,140,845
Series 2022A , GO , 5.00% , 06/01/36 ..... 8,965 10,144,718
Series 2021A , GO , 4.00% , 08/01/36 ..... 13,000 13,548,177
Series 2022A , GO , 5.00% , 06/01/37 ..... 1,880 2,118,409
Series 2023A , GO , 5.00% , 03/15/38 ..... 40,505 46,139,432
Series 2024-1A , GO , 5.00% , 06/01/38 .... 32,000 37,061,606
Series 2024-1A , GO , 5.00% , 06/01/39 .... 8,310 9,580,227
State of Maryland Department of Transportation
Series 2019 , RB , 5.00% , 10/01/25 ...... 20,005 20,276,180
Series 2016 , RB , 4.00% , 11/01/25 ...... 3,025 3,027,307
Series 2017 , RB , 5.00% , 09/01/26 ...... 10,960 11,344,566
Series 2021B , RB , 5.00% , 12/01/26 ..... 2,000 2,081,870
Series 2022B , RB , 5.00% , 12/01/26 ..... 1,570 1,634,268
Series 2017 , RB , 5.00% , 09/01/27 ...... 7,030 7,437,336
Series 2021A , RB , 5.00% , 10/01/27 ..... 3,015 3,195,148
Series 2020 , RB , 5.00% , 10/01/27 ...... 5,130 5,436,521
Series 2019 , RB , 5.00% , 10/01/27 ...... 1,175 1,245,207
Series 2018 , RB , 5.00% , 10/01/27 ...... 5,030 5,209,941
Series 2017 , RB , 5.00% , 09/01/28 ...... 3,060 3,230,358
Series 2019 , RB , 5.00% , 10/01/28 ...... 7,000 7,401,523
Series 2022B , RB , 5.00% , 12/01/28 ..... 1,125 1,219,518
Series 2019 , RB , 3.00% , 10/01/29 ...... 13,500 13,396,215
Series 2018 , RB , 5.00% , 10/01/29 ...... 8,605 8,877,297
Series 2021A , RB , 5.00% , 10/01/29 ..... 10,000 10,996,903
Series 2017 , RB , 5.00% , 09/01/30 ...... 1,045 1,097,930
Series 2019 , RB , 3.00% , 10/01/34 ...... 4,180 4,004,804
Series 2020 , RB , 5.00% , 10/01/34 ...... 2,090 2,298,912
Washington Suburban Sanitary Commission
Series B , RB , VRDN ( TD Bank NA SBPA ),
1.45% , 03/03/25 ( GTD )
(b)
.......... 13,100 13,100,000
Series 2024 , RB , 4.00% , 06/01/47 ( GTD ) .. 10,685 10,601,260
Series 2024 , RB , 4.00% , 06/01/48 ( GTD ) .. 3,200 3,144,164
Series 2023 , RB , 4.00% , 06/01/49 ( GTD ) .. 3,300 3,238,261
1,046,136,006
Massachusetts — 3.9%
City of Boston, Series 2022A, GO,
5.00%, 11/01/41 ................. 11,585 12,994,976
Commonwealth of Massachusetts
Series 2019C , GO , 5.00% , 05/01/25 ..... 2,500 2,509,171
Series 2017D , GO , 5.00% , 07/01/25 ..... 2,880 2,901,877
Series 2020B , GO , 5.00% , 07/01/25 ..... 2,500 2,518,991
Series A , GO , 5.00% , 07/01/25 ........ 1,380 1,390,483
Series C , GO , 5.00% , 08/01/25 ........ 1,425 1,438,570
Series 2006B , GO , 5.25% , 09/01/25 ( AGM ) 1,080 1,094,321
Series 2016C , GO , 5.00% , 10/01/25 ..... 5,020 5,087,759
Series E , GO , 5.00% , 11/01/25 ( AMBAC ) .. 2,150 2,183,254
Series 2016C , GO , 5.00% , 04/01/26 ..... 5,230 5,363,291
Series 2019C , GO , 5.00% , 05/01/26 ..... 10,000 10,274,472
Series A , GO , 5.00% , 07/01/26 ........ 8,375 8,637,959
Series 2016A , GO , 5.00% , 07/01/26 ..... 1,070 1,103,596
Series 2017D , GO , 5.00% , 07/01/26 ..... 9,080 9,365,095
Series C , GO , 5.00% , 10/01/26 ........ 9,590 9,948,138
Series 2017E , GO , 5.00% , 11/01/26 ..... 2,180 2,265,694
Series 2016H , GO , 5.00% , 12/01/26 ..... 5,075 5,284,512
Series 2017D , GO , 5.00% , 07/01/27 ..... 4,065 4,291,225
Series 2016B , GO , 5.00% , 07/01/27 ..... 1,105 1,166,495
Series 2021A , GO , 5.00% , 09/01/27 ..... 5,000 5,297,313
Series C , GO , 5.00% , 10/01/27 ........ 1,250 1,326,652
Security
Par (000)
Par (000) Value
Massachusetts (continued)
Series 2017E , GO , 5.00% , 11/01/27 ..... USD 4,890 $ 5,198,946
Series 2019E , GO , 3.00% , 12/01/27 ..... 1,905 1,911,416
Series 2024A , GO , 5.00% , 01/01/28 ..... 2,920 3,115,347
Series 2017D , GO , 5.00% , 07/01/28 ..... 2,600 2,801,931
Series 2016A , GO , 5.00% , 07/01/28 ..... 12,980 13,385,285
Series 2018B , GO , 5.00% , 07/01/28 ..... 5,000 5,388,328
Series 2021A , GO , 5.00% , 09/01/28 ..... 2,000 2,162,360
Series 2020A , GO , 5.00% , 03/01/29 ..... 5,005 5,462,543
Series 2023A , GO , 5.00% , 05/01/29 ..... 1,000 1,094,839
Series 2018B , GO , 5.00% , 07/01/29 ..... 3,500 3,843,926
Series 2020D , GO , 5.00% , 07/01/30 ..... 1,505 1,681,718
Series 2004A , GO , 5.50% , 08/01/30
( AMBAC ) ..................... 6,400 7,191,149
Series 2020E , GO , 5.00% , 11/01/30 ..... 1,600 1,797,610
Series 2020D , GO , 5.00% , 07/01/31 ..... 5,005 5,560,887
Series 2021C , GO , 5.00% , 09/01/31 ..... 5,000 5,689,947
Series 2022A , GO , 5.00% , 10/01/31 ..... 10,000 11,393,548
Series 2022D , GO , 5.00% , 11/01/31 ..... 13,370 15,251,378
Series 2020B , GO , 4.00% , 03/01/32 ..... 16,455 17,171,482
Series 2020B , GO , 5.00% , 07/01/32 ..... 8,280 9,170,525
Series 2020E , GO , 5.00% , 11/01/32 ..... 1,500 1,669,151
Series 2016B , GO , 5.00% , 07/01/33 ..... 2,080 2,134,408
Series 2024B , GO , 5.00% , 11/01/33 ..... 10,000 11,677,646
Series 2020E , GO , 5.00% , 11/01/33 ..... 2,000 2,217,274
Series 2018A , GO , 5.00% , 01/01/34 ..... 2,500 2,640,710
Series 2024A , GO , 5.00% , 01/01/34 ..... 5,000 5,841,850
Series 2023B , GO , 5.00% , 05/01/34 ..... 5,000 5,767,505
Series 2023B , GO , 5.00% , 05/01/36 ..... 1,025 1,174,513
Series A , GO , 5.00% , 07/01/36 ........ 2,500 2,512,882
Series 2016J , GO , 5.00% , 12/01/36 ..... 13,710 14,136,232
Series 2020D , GO , 5.00% , 07/01/37 ..... 6,025 6,573,590
Series 2018E , GO , 5.00% , 09/01/37 ..... 4,000 4,248,679
Series 2016J , GO , 5.00% , 12/01/37 ..... 8,845 9,115,460
Series 2018A , GO , 5.00% , 01/01/38 ..... 1,000 1,050,315
Series 2019A , GO , 5.00% , 01/01/38 ..... 5,000 5,324,308
Series 2024A , GO , 5.00% , 03/01/38 ..... 2,500 2,878,037
Series 2023A , GO , 5.00% , 05/01/38 ..... 800 910,594
Series 2020D , GO , 5.00% , 07/01/38 ..... 2,000 2,177,106
Series 2018E , GO , 5.00% , 09/01/38 ..... 16,500 17,498,766
Series 2017F , GO , 5.00% , 11/01/38 ..... 4,870 5,096,214
Series 2024B , GO , 5.00% , 11/01/38 ..... 3,295 3,792,394
Series 2018A , GO , 5.00% , 01/01/39 ..... 8,710 9,136,975
Series 2023B , GO , 5.00% , 05/01/39 ..... 1,000 1,133,902
Series 2015E , GO , 4.00% , 09/01/39 ..... 5,500 5,500,983
Series 2017F , GO , 5.00% , 11/01/39 ..... 12,150 12,687,463
Series 2022B , GO , 4.00% , 02/01/40 ..... 5,000 5,089,612
Series 2024A , GO , 5.00% , 03/01/40 ..... 10,000 11,344,303
Series 2018D , GO , 4.00% , 05/01/40 ..... 5,000 5,021,433
Series 2023A , GO , 5.00% , 05/01/40 ..... 1,000 1,123,512
Series 2020D , GO , 5.00% , 07/01/40 ..... 1,500 1,620,294
Series 2024D , GO , 5.00% , 08/01/40 ..... 10,000 11,397,320
Series 2024A , GO , 5.00% , 01/01/41 ..... 2,000 2,236,077
Series 2017D , GO , 4.00% , 02/01/41 ..... 3,000 3,001,679
Series 2024D , GO , 5.00% , 08/01/41 ..... 10,000 11,246,772
Series 2023C , GO , 5.00% , 08/01/41 ..... 5,000 5,566,221
Series 2024B , GO , 5.00% , 11/01/41 ..... 3,000 3,365,520
Series 2018A , GO , 5.00% , 01/01/42 ..... 3,795 3,946,556
Series 2024A , GO , 5.00% , 03/01/42 ..... 18,570 20,578,784
Series A , GO , 5.25% , 04/01/42 ........ 6,590 6,825,353
Series 2024B , GO , 5.00% , 05/01/42 ..... 3,000 3,329,472
Series 2016G , GO , 4.00% , 09/01/42 ..... 5,000 4,967,323
Series 2022E , GO , 5.00% , 11/01/42 ..... 4,985 5,444,058
Series 2017F , GO , 5.00% , 11/01/42 ..... 2,500 2,594,219
Series 2018A , GO , 5.00% , 01/01/43 ..... 2,000 2,073,622
Series 2017F , GO , 5.00% , 11/01/43 ..... 8,665 8,959,360

Schedule of Investments
(continued)
February 28, 2025
iShares
®
National Muni Bond ETF
Schedule of Investments
37
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Massachusetts (continued)
Series 2023B , GO , 5.00% , 05/01/44 ..... USD 3,000 $ 3,244,651
Series 2022E , GO , 5.00% , 11/01/44 ..... 25,000 26,931,092
Series 2024B , GO , 5.00% , 05/01/45 ..... 5,000 5,438,407
Series 2020E , GO , 5.00% , 11/01/45 ..... 7,330 7,749,315
Series 2017F , GO , 5.00% , 11/01/45 ..... 10,825 11,157,421
Series 2022E , GO , 5.00% , 11/01/45 ..... 8,000 8,597,162
Series 2016E , GO , 4.00% , 04/01/46 ..... 8,415 8,275,858
Series 2024B , GO , 5.00% , 05/01/46 ..... 10,000 10,833,679
Series 2023C , GO , 5.00% , 10/01/46 ..... 14,850 16,010,631
Series 2020C , GO , 3.00% , 03/01/47 ..... 3,500 2,792,191
Series 2021B , GO , 3.00% , 04/01/47 ..... 2,000 1,589,245
Series A , GO , 5.00% , 04/01/47 ........ 6,015 6,137,873
Series B , GO , 5.00% , 04/01/47 ........ 5,000 5,102,138
Series 2024B , GO , 5.00% , 05/01/47 ..... 5,200 5,610,013
Series 2022E , GO , 5.00% , 11/01/47 ..... 10,000 10,664,980
Series 2018A , GO , 5.00% , 01/01/48 ..... 3,090 3,169,762
Series 2023A , GO , 5.00% , 05/01/48 ..... 36,195 38,632,436
Series 2021D , GO , 5.00% , 09/01/48 ..... 2,500 2,630,495
Series 2019A , GO , 5.00% , 01/01/49 ..... 2,500 2,578,600
Series 2024A , GO , 5.00% , 01/01/49 ..... 26,295 28,109,082
Series 2024B , GO , 5.00% , 05/01/49 ..... 9,800 10,497,256
Series 2023C , GO , 5.00% , 10/01/49 ..... 8,025 8,565,693
Series 2020C , GO , 2.75% , 03/01/50 ..... 3,500 2,602,118
Series 2020E , GO , 5.00% , 11/01/50 ..... 9,765 10,186,957
Series 2021D , GO , 5.00% , 09/01/51 ..... 30,000 31,444,269
Series 2022C , GO , 5.00% , 10/01/52 ..... 29,280 30,888,213
Series 2022E , GO , 5.00% , 11/01/52 ..... 65,020 68,623,233
Series 2023A , GO , 5.00% , 05/01/53 ..... 18,000 19,042,479
Series 2024B , GO , 5.00% , 05/01/54 ..... 46,705 49,652,011
Commonwealth of Massachusetts Federal
Highway Grant Anticipation Note, Series
2014A, RB, 5.00%, 06/15/27 ......... 2,025 2,027,974
Commonwealth of Massachusetts Transportation
Fund
Series 2015A , RB , 5.00% , 06/01/40 ..... 10,840 10,872,783
Series 2016A , RB , 5.00% , 06/01/41 ..... 9,135 9,289,097
Series 2017A , RB , 5.00% , 06/01/42 ..... 5,600 5,765,226
Series 2017A , RB , 5.00% , 06/01/43 ..... 11,730 12,127,756
Series 2015A , RB , 4.00% , 06/01/45 ..... 2,500 2,465,161
Series 2017A , RB , 5.00% , 06/01/47 ..... 3,850 3,937,838
Series 2023B , RB , 5.00% , 06/01/47 ..... 6,250 6,741,684
Series 2023B , RB , 5.00% , 06/01/48 ..... 5,000 5,371,964
Series 2023B , RB , 5.00% , 06/01/49 ..... 19,050 20,400,058
Series 2023B , RB , 5.00% , 06/01/50 ..... 35,620 38,039,834
Series 2021A , RB , 5.00% , 06/01/51 ..... 5,000 5,219,328
Series 2023A , RB , 5.00% , 06/01/53 ..... 16,205 17,208,642
Series 2024B , RB , 5.00% , 06/01/54 ..... 6,635 7,077,308
Massachusetts Bay Transportation Authority,
Series 2000A, Sub-Series A-2, RB, VRDN (TD
Bank NA LIQ), 1.71%, 03/10/25
(b)
....... 7,230 7,230,000
Massachusetts Bay Transportation Authority
Assessment
Series 2022A-1 , RB , 5.00% , 07/01/38 .... 4,485 5,034,268
Series 2022A-2 , RB , 5.00% , 07/01/52 .... 5,320 5,651,545
Massachusetts Bay Transportation Authority
Sales Tax
Series 2005A , RB , 5.00% , 07/01/25 ..... 1,550 1,561,825
Series 2021A-1 , RB , 4.00% , 07/01/37 .... 1,500 1,555,714
Series 2024A , RB , 5.00% , 07/01/38 ..... 7,000 8,071,742
Series 2024A , RB , 5.00% , 07/01/43 ..... 2,500 2,773,577
Series 2020B-1 , RB , 5.00% , 07/01/45 .... 2,360 2,445,259
Series 2024A , RB , 5.00% , 07/01/46 ..... 3,500 3,813,105
Series 2024A , RB , 5.00% , 07/01/48 ..... 10,000 10,784,707
Series 2024A , RB , 5.25% , 07/01/52 ..... 30,395 33,353,880
Series 2024B , RB , 5.25% , 07/01/54 ..... 10,000 10,944,633
Security
Par (000)
Par (000) Value
Massachusetts (continued)
Massachusetts Clean Water Trust (The)
Series 2014 , RB , 5.00% , 08/01/26 ...... USD 2,050 $ 2,116,873
Series 25B , RB , 5.00% , 02/01/41 ....... 600 665,331
Massachusetts Department of Transportation,
Series 1997A, RB, 0.00%, 01/01/28
(NPFGC)
(c)
.................... 1,265 1,161,833
Massachusetts Development Finance Agency
Series 2020A , RB , 5.00% , 10/15/26 ..... 5,195 5,404,224
Series 2016A , RB , 5.00% , 07/15/28 ..... 7,090 7,311,413
Series 2020A , RB , 5.00% , 10/15/29 ..... 5,005 5,526,036
Series 2020A , RB , 5.00% , 10/15/30 ..... 6,020 6,755,117
Series 2022B , RB , 5.00% , 11/15/32 ..... 8,500 9,849,344
Series 2024B , RB , 5.00% , 02/15/34 ..... 18,760 22,061,818
Series 2016A , RB , 4.00% , 07/15/36 ..... 1,290 1,302,131
Series 2016A , RB , 5.00% , 07/15/36 ..... 1,490 1,793,691
Series 2025B-1 , RB , 5.00% , 10/01/39
(a)
... 12,500 14,430,882
Series 2016A , RB , 5.00% , 07/15/40 ..... 5,500 6,661,807
Series 2008U-6E-R , RB , VRDN ( TD Bank NA
LOC ), 1.45% , 03/03/25
(b)
........... 18,000 18,000,000
Series 2025 , RB , 4.00% , 07/01/45 ...... 4,000 3,950,779
Series BB-1 , RB , 5.00% , 10/01/46 ...... 1,750 1,785,453
Series 2016A , RB , 5.00% , 01/01/47 ..... 1,500 1,506,667
Series 2025B-2 , RB , 4.00% , 10/01/48
(a)
... 25,000 24,018,500
Series 2020P , RB , 5.00% , 07/01/50 ..... 9,500 11,129,345
Massachusetts Health & Educational Facilities
Authority, Series 2002K, RB, 5.50%, 07/01/32 1,715 2,043,344
Massachusetts School Building Authority
Series 2015C , RB , 4.00% , 08/15/32 ..... 26,555 26,601,161
Series 2016C , RB , 4.00% , 11/15/35 ..... 5,500 5,542,010
Series 2015C , RB , 4.00% , 08/15/36 ..... 1,000 1,000,855
Series 2015C , RB , 5.00% , 08/15/37 ..... 13,200 13,300,637
Series D , RB , 5.00% , 08/15/37 ......... 18,000 18,137,232
Series 2016B , RB , 5.00% , 11/15/39 ..... 3,000 3,077,070
Series 2018A , RB , 4.00% , 02/15/43 ..... 4,000 3,991,131
Series 2015B , RB , 4.00% , 01/15/45 ..... 2,000 1,972,488
Series 2016B , RB , 5.00% , 11/15/46 ..... 17,385 17,695,986
Series 2018A , RB , 5.25% , 02/15/48 ..... 19,360 20,112,008
Series 2019A , RB , 5.00% , 02/15/49 ..... 14,340 14,667,632
Series 2020A , RB , 5.00% , 08/15/50 ..... 10,870 11,401,283
Massachusetts Transportation Trust Fund
Metropolitan Highway System
Series 2019A , RB , 5.00% , 01/01/26 ..... 8,565 8,734,626
Series 2018A , RB , 5.00% , 01/01/29 ..... 3,985 4,331,745
Series 2019A , RB , 5.00% , 01/01/31 ..... 1,530 1,657,383
Series 2019A , RB , 5.00% , 01/01/34 ..... 4,500 4,851,273
Massachusetts Water Resources Authority
Series 2020B , RB , 5.00% , 08/01/25 ..... 1,960 1,978,665
Series B , RB , 5.25% , 08/01/28 ( AGM ) .... 1,000 1,088,591
Series B , RB , 5.25% , 08/01/31 ( AGM ) .... 800 922,443
Series 2016C , RB , 5.00% , 08/01/32 ..... 11,485 11,869,363
Series 2016C , RB , 5.00% , 08/01/34 ..... 13,630 14,086,148
Series 2016C , RB , 5.00% , 08/01/35 ..... 15,375 15,889,547
Series B , RB , 5.25% , 08/01/36 ( AGM ) .... 5,000 6,114,250
Series 2018B , RB , 5.00% , 08/01/43 ..... 3,785 3,946,469
Town of Brookline, Series 2020, GO,
3.00%, 03/15/45 ................. 10,000 8,270,517
Tri-County Regional Vocational Technical School
District, Series 70B, GO, 4.00%, 06/01/50 . 17,590 16,768,246
University of Massachusetts Building Authority
Series 1 , RB , 5.00% , 11/01/39 ......... 6,750 6,755,409
Series 2015-1 , RB , 5.00% , 11/01/40 ..... 25,110 25,355,794
Series 2017-1 , RB , 4.00% , 11/01/44 ..... 2,145 2,138,447
Series 2015-1 , RB , 4.00% , 11/01/45 ..... 2,500 2,469,158
Series 2024-1 , RB , 5.00% , 11/01/50 ..... 7,735 8,356,947
Series 2024-1 , RB , 5.00% , 11/01/51 ..... 8,130 8,769,548

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2025
iShares
®
National Muni Bond ETF
38
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Massachusetts (continued)
Series 2024-1 , RB , 5.00% , 11/01/54 ..... USD 25,185 $ 27,074,066
1,615,270,340
Michigan — 1.2%
Great Lakes Water Authority Sewage Disposal
System
Series 2018B , RB , 5.00% , 07/01/28 ..... 2,000 2,144,099
Series B , RB , 5.00% , 07/01/34 ......... 2,000 2,042,401
Series 2023A , RB , 5.00% , 07/01/37 ..... 1,000 1,144,331
Series 2023A , RB , 5.00% , 07/01/38 ..... 1,000 1,135,754
Series 2023C , RB , 5.25% , 07/01/53 ..... 1,440 1,566,111
Great Lakes Water Authority Water Supply
System
Series D , RB , 5.00% , 07/01/30 ......... 2,500 2,570,242
Series D , RB , 5.00% , 07/01/31 ......... 1,000 1,023,933
Series 2024A , RB , 5.00% , 07/01/34 ..... 5,500 6,365,564
Series D , RB , 5.00% , 07/01/36 ......... 9,500 9,728,108
Series A , RB , 5.00% , 07/01/46 ......... 3,000 3,029,300
Series 2022A , RB , 5.25% , 07/01/47 ..... 18,090 19,702,512
Series 2022A , RB , 5.25% , 07/01/52 ..... 5,000 5,375,253
Lansing Board of Water & Light
Series 2019A , RB , 5.00% , 07/01/44 ..... 1,500 1,566,283
Series 2019A , RB , 5.00% , 07/01/48 ..... 16,300 16,886,215
Series 2024A , RB , 5.00% , 07/01/54 ..... 35,000 37,378,673
Michigan Finance Authority
Series 2016B , RB , 5.00% , 10/01/27 ..... 5,020 5,193,854
Series 2016B , RB , 5.00% , 10/01/28 ..... 7,995 8,279,421
Series 2015C , RB , 5.00% , 07/01/34 ..... 2,600 2,612,515
Series 2018 , RB , 4.00% , 11/01/48 ...... 2,000 1,890,610
Michigan State Building Authority
Series 2015I , RB , 5.00% , 04/15/28 ...... 3,000 3,037,808
Series 2023II , RB , 5.00% , 10/15/29 ..... 5,000 5,478,771
Series 2016I , RB , 5.00% , 10/15/30 ...... 17,285 17,827,237
Series 2015I , RB , 5.00% , 04/15/31 ...... 13,515 13,675,260
Series 2016I , RB , 5.00% , 10/15/31 ...... 2,805 2,890,077
Series 2016I , RB , 5.00% , 10/15/32 ...... 6,075 6,256,184
Series 2016I , RB , 5.00% , 10/15/33 ...... 5,185 5,333,405
Series 2015I , RB , 5.00% , 04/15/38 ...... 3,000 3,029,230
Series 2016I , RB , 5.00% , 04/15/41 ...... 1,000 1,021,319
Series 2020I , RB , 3.00% , 10/15/45 ...... 3,000 2,544,152
Series 2021I , RB , 4.00% , 10/15/46 ...... 5,000 4,831,629
Series 2023II , RB , 4.00% , 10/15/47 ..... 8,645 8,292,147
Series 2022I , RB , 5.00% , 10/15/47 ...... 3,500 3,723,936
Series 2019I , RB , 4.00% , 10/15/49 ...... 18,210 17,450,896
Series 2015I , RB , 5.00% , 10/15/50 ...... 7,250 7,285,724
Series 2021I , RB , 3.00% , 10/15/51 ...... 4,455 3,706,280
Series 2016I , RB , 5.00% , 10/15/51 ...... 2,500 2,532,287
Series 2022I , RB , 4.00% , 10/15/52 ...... 8,225 7,772,824
Series 2019I , RB , 4.00% , 04/15/54 ...... 10,880 10,348,702
Series 2024II , RB , 5.25% , 10/15/54 ..... 7,500 8,182,829
Michigan State University
Series 2023A , RB , 5.00% , 02/15/32 ..... 6,750 7,635,485
Series 2019C , RB , 4.00% , 02/15/44 ..... 7,320 7,172,476
Series 2019B , RB , 5.00% , 02/15/44 ..... 6,005 6,219,245
Series 2019B , RB , 5.00% , 02/15/48 ..... 6,660 6,858,857
Series 2024A , RB , 5.00% , 08/15/49 ..... 9,975 10,726,964
Series 2024A , RB , 5.25% , 08/15/54 ..... 28,830 31,375,233
State of Michigan
Series 2016 , RB , 5.00% , 03/15/25 ...... 2,265 2,266,615
Series 2016 , RB , 5.00% , 03/15/26 ...... 6,320 6,468,621
Series 2016 , RB , 5.00% , 03/15/27 ...... 470 490,905
Series 2020A , GO , 5.00% , 05/15/33 ..... 2,105 2,316,668
State of Michigan Trunk Line
Series 2021A , RB , 5.00% , 11/15/25 ..... 1,975 2,006,970
Series 2020B , RB , 5.00% , 11/15/27 ..... 1,245 1,323,991
Security
Par (000)
Par (000) Value
Michigan (continued)
Series 2020B , RB , 5.00% , 11/15/28 ..... USD 2,010 $ 2,180,340
Series 2021A , RB , 5.00% , 11/15/32 ..... 1,000 1,132,101
Series 2023 , RB , 5.00% , 11/15/34 ...... 1,500 1,738,141
Series 2023 , RB , 5.00% , 11/15/36 ...... 1,000 1,151,910
Series 2020B , RB , 4.00% , 11/15/37 ..... 2,000 2,061,281
Series 2021A , RB , 4.00% , 11/15/38 ..... 2,000 2,057,445
Series 2023 , RB , 5.00% , 11/15/38 ...... 1,320 1,505,577
Series 2021A , RB , 4.00% , 11/15/39 ..... 6,905 7,069,696
Series 2020B , RB , 4.00% , 11/15/39 ..... 2,000 2,042,310
Series 2021A , RB , 4.00% , 11/15/40 ..... 10,000 10,186,418
Series 2023 , RB , 5.00% , 11/15/41 ...... 3,000 3,359,065
Series 2023 , RB , 5.00% , 11/15/43 ...... 3,000 3,289,522
Series 2023 , RB , 5.50% , 11/15/44 ...... 3,000 3,390,398
Series 2020B , RB , 4.00% , 11/15/45 ..... 25,200 24,854,160
Series 2020B , RB , 5.00% , 11/15/45 ..... 22,820 24,266,880
Series 2023 , RB , 5.00% , 11/15/46 ...... 8,000 8,697,625
Series 2023 , RB , 5.25% , 11/15/49 ...... 1,050 1,150,901
University of Michigan
Series 2012B , RB , VRDN 1.40% , 03/03/25
(b)
25,400 25,400,000
Series 2017A , RB , 5.00% , 04/01/42 ..... 2,500 2,622,052
Series 2015 , RB , 5.00% , 04/01/46 ...... 9,320 9,556,083
Series 2017A , RB , 5.00% , 04/01/47 ..... 4,695 4,924,213
Series 2020A , RB , 5.00% , 04/01/50 ..... 4,675 4,915,519
Wayne County Airport Authority, Series 2021A,
RB, 5.00%, 12/01/46 .............. 3,750 3,956,392
501,225,935
Minnesota — 1.1%
County of Hennepin
Series 2016C , GO , 5.00% , 12/01/25 ..... 5,100 5,197,003
Series 2023A , GO , 5.00% , 12/01/28 ..... 1,285 1,391,580
Series 2023A , GO , 5.00% , 12/01/30 ..... 3,615 4,050,497
Series 2023A , GO , 5.00% , 12/01/31 ..... 3,995 4,541,477
Series 2023A , GO , 5.00% , 12/01/32 ..... 3,910 4,500,896
Series 2023A , GO , 5.00% , 12/01/33 ..... 4,500 5,241,087
Series 2023A , GO , 5.00% , 12/01/34 ..... 2,980 3,473,497
Series 2023A , GO , 5.00% , 12/01/35 ..... 5,225 6,066,395
Series 2023A , GO , 5.00% , 12/01/36 ..... 5,490 6,349,767
Metropolitan Council
Series 2021C , GO , 5.00% , 12/01/27 ..... 12,500 13,282,200
Series 2021C , GO , 5.00% , 12/01/28 ..... 2,500 2,708,282
Series 2021C , GO , 5.00% , 12/01/29 ..... 10,000 11,024,763
Minneapolis-St Paul Metropolitan Airports
Commission
Series A , RB , 5.00% , 01/01/26 ......... 1,250 1,273,561
Series 2016C , RB , 5.00% , 01/01/41 ..... 1,500 1,532,808
Series 2016C , RB , 5.00% , 01/01/46 ..... 4,000 4,066,929
Series 2024A , RB , 5.00% , 01/01/52 ..... 7,500 7,934,149
Series 2024A , RB , 4.00% , 01/01/54 ..... 5,640 5,440,550
Minnesota Public Facilities Authority State
Revolving Fund
Series 2023A , RB , 5.00% , 03/01/28 ..... 16,000 17,110,858
Series 2023B , RB , 5.00% , 03/01/29 ..... 10,000 10,898,295
Series 2016A , RB , 5.00% , 03/01/34 ..... 9,150 9,320,734
Series 2023A , RB , 5.00% , 03/01/35 ..... 13,575 15,531,020
State of Minnesota
Series 2015D , GO , 5.00% , 08/01/25 ..... 1,140 1,150,997
Series 2016D , GO , 5.00% , 08/01/25 ..... 2,510 2,534,213
Series 2018A , GO , 5.00% , 08/01/25 ..... 3,000 3,028,935
Series 2021B , GO , 5.00% , 09/01/25 ..... 3,000 3,035,080
Series 2021A , GO , 5.00% , 09/01/25 ..... 5,660 5,726,184
Series 2022A , RB , 5.00% , 03/01/26 ..... 17,545 17,959,583
Series 2016D , GO , 5.00% , 08/01/26 ..... 4,385 4,533,259
Series 2017A , GO , 5.00% , 10/01/26 ..... 8,200 8,510,105
Series 2017D , GO , 5.00% , 10/01/26 ..... 3,080 3,196,479

Schedule of Investments
(continued)
February 28, 2025
iShares
®
National Muni Bond ETF
Schedule of Investments
39
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Minnesota (continued)
Series 2018A , GO , 5.00% , 08/01/27 ..... USD 6,360 $ 6,716,877
Series 2016D , GO , 5.00% , 08/01/27 ..... 6,870 7,087,145
Series 2023E , GO , 5.00% , 08/01/27 ..... 25,075 26,482,028
Series 2021A , GO , 5.00% , 09/01/27 ..... 5,655 5,982,819
Series 2019A , GO , 5.00% , 08/01/28 ..... 3,265 3,517,665
Series 2019A , GO , 5.00% , 08/01/29 ..... 10,000 10,973,544
Series 2021A , GO , 5.00% , 09/01/29 ..... 8,540 9,385,662
Series 2023 , COP , 5.00% , 11/01/29 ..... 6,000 6,585,958
Series 2023D , GO , 5.00% , 08/01/30 ..... 22,560 25,183,608
Series 2019A , GO , 5.00% , 08/01/30 ..... 1,000 1,097,289
Series 2023E , GO , 5.00% , 08/01/31 ..... 9,420 10,676,830
Series 2017A , GO , 5.00% , 10/01/31 ..... 5,000 5,280,561
Series 2023D , GO , 5.00% , 08/01/32 ..... 15,010 17,231,930
Series 2023E , GO , 5.00% , 08/01/32 ..... 6,955 7,984,549
Series 2021A , GO , 4.00% , 09/01/34 ..... 13,765 14,550,112
Series 2020A , GO , 5.00% , 08/01/35 ..... 6,000 6,631,780
Series 2019A , GO , 5.00% , 08/01/35 ..... 5,000 5,435,206
Series 2018A , GO , 5.00% , 08/01/36 ..... 4,430 4,718,819
Series 2021A , GO , 4.00% , 09/01/36 ..... 7,265 7,607,319
Series 2021A , GO , 4.00% , 09/01/37 ..... 10,540 10,982,431
Series 2024B , GO , 4.00% , 08/01/38 ..... 13,270 13,967,169
Series 2020A , GO , 5.00% , 08/01/38 ..... 5,000 5,476,304
Series 2021A , GO , 4.00% , 09/01/39 ..... 2,000 2,059,502
Series 2023A , GO , 5.00% , 08/01/40 ..... 7,255 8,193,466
Series 2024A , GO , 5.00% , 08/01/42 ..... 12,755 14,380,505
Series 2023 , COP , 5.00% , 11/01/42 ..... 11,120 12,280,300
441,080,561
Mississippi — 0.2%
State of Mississippi
Series 2015C , GO , 5.00% , 10/01/26 ..... 3,590 3,636,565
Series 2015C , GO , 5.00% , 10/01/27 ..... 3,440 3,485,352
Series 2017A , GO , 5.00% , 10/01/27 ..... 1,155 1,223,155
Series 2017A , GO , 5.00% , 10/01/28 ..... 1,650 1,741,735
Series 2015F , GO , 5.00% , 11/01/28 ..... 3,065 3,113,330
Series 2017A , GO , 5.00% , 10/01/29 ..... 6,500 6,851,385
Series 2017A , GO , 5.00% , 10/01/31 ..... 1,000 1,057,613
Series 2017A , GO , 5.00% , 10/01/32 ..... 1,355 1,433,066
Series 2015F , GO , 5.00% , 11/01/32 ..... 4,700 4,774,111
Series 2017A , GO , 5.00% , 10/01/34 ..... 14,060 14,870,044
Series 2016B , GO , 5.00% , 12/01/34 ..... 2,000 2,080,672
Series 2017A , GO , 4.00% , 10/01/35 ..... 5,000 5,045,576
Series 2021A , GO , 4.00% , 06/01/36 ..... 1,000 1,025,783
Series 2017A , GO , 4.00% , 10/01/36 ..... 4,145 4,177,905
Series 2021C , GO , 5.00% , 10/01/36 ..... 3,250 3,448,072
Series 2021A , GO , 4.00% , 06/01/37 ..... 4,160 4,247,455
Series 2019B , GO , 4.00% , 10/01/39 ..... 1,760 1,768,668
Series 2021C , GO , 4.00% , 10/01/41 ..... 2,205 2,200,244
West Rankin Utility Authority, Series 2018, RB,
5.00%, 01/01/48 (AGM) ............ 13,500 14,374,831
80,555,562
Missouri — 0.5%
City of Kansas City Sanitary Sewer System,
Series 2018A, RB, 4.00%, 01/01/42 ..... 1,000 985,070
City of Springfield
Series 2015 , RB , 4.00% , 08/01/31 ...... 2,000 2,006,528
Series 2025 , COP , 3.00% , 11/01/41
(a)
.... 16,470 14,896,311
Series 2025 , COP , 3.00% , 11/01/42
(a)
.... 16,965 15,053,535
City of St. Louis, Series 2024A, RB,
5.25%, 07/01/54 (AGM) ............ 6,980 7,612,016
Curators of the University of Missouri (The)
Series 2024 , RB , 5.00% , 11/01/30 ...... 3,000 3,353,663
Series 2024 , RB , 5.00% , 11/01/31 ...... 4,500 5,106,664
Series 2024 , RB , 5.00% , 11/01/34 ...... 10,000 11,747,427
Security
Par (000)
Par (000) Value
Missouri (continued)
Metropolitan St Louis Sewer District
Series 2017A , RB , 5.00% , 05/01/42 ..... USD 2,000 $ 2,059,158
Series 2015B , RB , 5.00% , 05/01/45 ..... 4,200 4,212,492
Series 2017A , RB , 5.00% , 05/01/47 ..... 3,775 3,860,732
Missouri Highway & Transportation Commission
Series 2023A , RB , 5.00% , 05/01/25 ..... 12,500 12,544,835
Series 2019B , RB , 5.00% , 11/01/25 ..... 3,385 3,436,684
Series 2023A , RB , 5.00% , 05/01/26 ..... 12,505 12,843,874
Series A , RB , 5.00% , 05/01/26 ......... 14,205 14,589,943
Series 2022A , RB , 5.00% , 05/01/28 ..... 15,000 16,073,395
Series 2022A , RB , 5.00% , 05/01/29 ..... 15,000 16,371,720
Series 2022A , RB , 5.00% , 05/01/30 ..... 15,025 16,679,804
Missouri Joint Municipal Electric Utility
Commission
Series 2025 , RB , 5.00% , 12/01/27
(a)
..... 5,725 6,053,865
Series 2025 , RB , 5.00% , 12/01/30
(a)
..... 5,000 5,544,876
Series 2025 , RB , 5.00% , 12/01/37
(a)
..... 4,000 4,575,158
Series 2025 , RB , 5.00% , 12/01/39
(a)
..... 5,000 5,683,051
Series 2016A , RB , 5.00% , 12/01/40 ..... 9,460 9,617,096
Missouri State Board of Public Buildings, Series
2020B, RB, 4.00%, 10/01/28 ......... 5,000 5,181,689
200,089,586
Nebraska — 0.5%
Nebraska Public Power District
Series 2023A , RB , 5.00% , 07/01/28 ..... 3,270 3,478,625
Series 2021D , RB , 4.00% , 01/01/44 ..... 3,625 3,504,313
Omaha Public Power District
Series 2019A , RB , 5.00% , 02/01/30 ..... 1,500 1,628,967
Series 2019A , RB , 5.00% , 02/01/31 ..... 3,650 3,956,184
Series 2023B , RB , 5.00% , 02/01/34 ..... 7,500 8,648,858
Series 2021A , RB , 3.00% , 02/01/41 ..... 1,000 860,506
Series 2017A , RB , 5.00% , 02/01/42 ..... 15,575 16,040,669
Series 2021B , RB , 4.00% , 02/01/46 ..... 3,000 2,906,195
Series 2021A , RB , 5.00% , 02/01/46 ..... 13,330 13,982,794
Series 2022A , RB , 4.25% , 02/01/47 ..... 2,500 2,523,261
Series 2022A , RB , 5.00% , 02/01/47 ..... 36,730 39,107,040
Series 2023B , RB , 5.25% , 02/01/48 ..... 13,560 14,766,422
Series 2024C , RB , 4.00% , 02/01/49 ..... 10,960 10,504,741
Series 2021A , RB , 4.00% , 02/01/51 ..... 1,500 1,416,174
Series 2022A , RB , 5.25% , 02/01/52 ..... 21,635 23,161,302
Series 2023A , RB , 5.25% , 02/01/53 ..... 9,750 10,497,356
Series 2023B , RB , 5.25% , 02/01/53 ..... 5,000 5,383,260
Omaha Public Power District Nebraska
City Station Unit 2, Series 2016A, RB,
5.00%, 02/01/49 ................. 9,815 9,898,568
Public Power Generation Agency
Series 2024A , RB , 5.00% , 01/01/28 ..... 2,855 3,025,757
Series 2024A , RB , 5.00% , 01/01/31 ..... 2,725 3,024,278
Series 2024A , RB , 5.00% , 01/01/34 ..... 3,500 4,017,966
Series 2024A , RB , 5.00% , 01/01/37 ..... 3,000 3,439,622
University of Nebraska Facilities Corp. (The)
Series 2021B , RB , 5.00% , 07/15/51 ..... 3,000 3,141,623
Series 2021A , RB , 4.00% , 07/15/59 ..... 3,500 3,355,180
192,269,661
Nevada — 0.8%
Clark County School District
Series 2015C , GO , 5.00% , 06/15/25 ..... 3,050 3,068,206
Series 2015C , GO , 5.00% , 06/15/26 ..... 4,715 4,791,780
Series 2018B , GO , 5.00% , 06/15/26 ..... 5,250 5,398,604
Series 2015C , GO , 5.00% , 06/15/27 ..... 6,700 6,800,455
Series 2015D , GO , 5.00% , 06/15/28 ..... 1,000 1,015,539
Series 2024B , GO , 5.00% , 06/15/37 ..... 15,000 17,038,108
Series 2024A , GO , 4.00% , 06/15/43 ..... 5,010 4,929,945

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2025
iShares
®
National Muni Bond ETF
40
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Nevada (continued)
Series 2024A , GO , 4.00% , 06/15/44 ..... USD 11,900 $ 11,586,949
County of Clark
Series 2019E , RB , 5.00% , 07/01/26 ..... 2,000 2,058,940
Series 2016B , GO , 5.00% , 11/01/27 ..... 2,000 2,073,836
Series 2016B , GO , 5.00% , 11/01/28 ..... 5,000 5,177,979
Series 2017 , GO , 4.00% , 06/01/31 ...... 17,000 17,357,971
Series 2019E , RB , 5.00% , 07/01/33 ..... 2,055 2,212,743
Series 2017 , GO , 4.00% , 06/01/38 ...... 12,705 12,787,755
Series 2018 , GO , 4.00% , 07/01/44 ...... 7,135 6,997,999
County of Clark Department of Aviation
Series 2019D , RB , 5.00% , 07/01/25 ..... 2,500 2,517,625
Series 2019A , RB , 5.00% , 07/01/26 ..... 11,080 11,406,530
Series 2019D , RB , 5.00% , 07/01/26 ..... 2,010 2,069,235
Series 2024A , RB , 5.00% , 07/01/27 ..... 10,000 10,524,256
Series 2024A , RB , 5.00% , 07/01/28 ..... 20,000 21,461,318
Series 2019D , RB , 5.00% , 07/01/32 ..... 2,500 2,697,100
Series A-2 , RB , 5.00% , 07/01/40 ....... 5,190 5,354,907
County of Washoe, Series 2018, RB,
5.00%, 02/01/42 ................. 2,000 2,105,510
Las Vegas Valley Water District
Series 2021A , GO , 5.00% , 06/01/26 ..... 10,000 10,294,304
Series 2022C , GO , 4.00% , 06/01/34 ..... 5,085 5,348,053
Series 2016A , GO , 5.00% , 06/01/34 ..... 3,500 3,577,648
Series 2016A , GO , 5.00% , 06/01/35 ..... 2,000 2,043,139
Series 2016A , GO , 5.00% , 06/01/41 ..... 9,730 9,894,527
Series 2016A , GO , 5.00% , 06/01/46 ..... 4,000 4,053,491
Series 2023A , GO , 5.00% , 06/01/49 ..... 5,000 5,348,286
Series 2022A , GO , 4.00% , 06/01/51 ..... 10,000 9,525,616
State of Nevada
Series 2015D , GO , 5.00% , 04/01/25 ..... 3,270 3,275,660
Series 2025A , GO , 5.00% , 10/01/25 ..... 3,000 3,040,320
Series 2015B , GO , 5.00% , 11/01/26 ..... 1,650 1,655,582
Series 2020A , GO , 5.00% , 05/01/29 ..... 3,055 3,333,114
Series 2023A , GO , 5.00% , 05/01/41 ..... 10,000 11,115,986
State of Nevada Highway Improvement
Series 2016 , RB , 5.00% , 12/01/25 ...... 1,450 1,475,320
Series 2016 , RB , 5.00% , 12/01/27 ...... 3,025 3,108,466
Series 2016 , RB , 5.00% , 12/01/28 ...... 6,800 6,980,881
Series 2024A , RB , 5.00% , 12/01/40 ..... 5,815 6,540,457
Washoe County School District
Series 2017C , GO , 4.00% , 10/01/47 ..... 52,635 50,505,667
Series 2025A , GO , 4.00% , 10/01/54
(a)
.... 27,000 25,450,027
327,999,834
New Hampshire — 0.0%
City of Manchester Sewer, Series 2024, RB,
5.25%, 06/01/54 (AGC) ............ 6,590 7,161,088
New Jersey — 4.4%
County of Monmouth
Series 2021A , GO , 5.00% , 01/15/34 ..... 6,250 7,027,062
Series 2022ACDE , GO , 5.00% , 01/15/36 .. 2,810 3,201,634
Garden State Preservation Trust, Series 2005A,
RB, 5.75%, 11/01/28 (AGM) .......... 9,110 9,647,871
New Jersey Economic Development Authority
Series 2023RRR , RB , 5.00% , 03/01/25 ... 5,725 5,725,000
Series XX , RB , 5.00% , 06/15/25 ........ 5,000 5,028,725
Series 2023RRR , RB , 5.00% , 03/01/26 ... 7,060 7,208,237
Series XX , RB , 5.00% , 06/15/26 ........ 15,000 15,096,310
Series 2005N-1 , RB , 5.50% , 09/01/26
( AMBAC ) ..................... 1,000 1,039,828
Series B , RB , 5.00% , 11/01/26 ......... 9,500 9,798,161
Series 2018FFF , RB , 5.00% , 06/15/27 .... 1,000 1,049,243
Series A , RB , 4.00% , 11/01/27 ......... 1,255 1,294,324
Series 2023RRR , RB , 5.00% , 03/01/28 ... 29,050 30,915,855
Security
Par (000)
Par (000) Value
New Jersey (continued)
Series BBB , RB , 5.50% , 06/15/30 ....... USD 8,845 $ 9,292,420
Series WW , RB , 5.25% , 06/15/31 ....... 2,500 2,517,799
Series 2019MMM , RB , 5.00% , 06/15/33 .. 6,460 7,030,576
Series 2019MMM , RB , 5.00% , 06/15/34 .. 2,500 2,710,460
Series 2017A , RB , 4.00% , 07/01/34 ..... 3,540 3,471,329
Series 2020A , RB , 5.00% , 11/01/34 ..... 1,000 1,081,061
Series 2019MMM , RB , 4.00% , 06/15/35 .. 2,000 2,047,158
Series 2024SSS , RB , 5.00% , 06/15/35 ... 4,230 4,837,167
Series AAA , RB , 5.00% , 06/15/36 ....... 1,000 1,041,928
Series 2018EEE , RB , 5.00% , 06/15/36 ... 2,640 2,865,187
Series 2022A , RB , 5.00% , 11/01/36 ..... 10,000 11,161,680
Series 2020A , RB , 4.00% , 11/01/37 ..... 2,000 2,023,664
Series WW , RB , 5.25% , 06/15/40 ....... 1,000 1,007,120
Series 2020A , RB , 5.00% , 11/01/40 ..... 1,000 1,059,727
Series AAA , RB , 5.00% , 06/15/41 ....... 1,515 1,578,521
Series 2018A , RB , 5.00% , 06/15/42 ..... 4,665 4,789,474
Series 2022A , RB , 5.25% , 11/01/42 ..... 2,700 2,969,888
Series 2017B , RB , 5.00% , 06/15/43 ..... 1,000 1,037,294
Series 2018EEE , RB , 5.00% , 06/15/43 ... 4,590 4,842,788
Series 2019LLL , RB , 4.00% , 06/15/44 .... 2,000 1,957,982
Series 2020A , RB , 4.00% , 11/01/44 ..... 750 730,998
Series 2020A , RB , 5.00% , 11/01/44 ..... 5,000 5,223,396
Series 2021QQQ , RB , 4.00% , 06/15/46 ... 12,175 11,830,759
Series 2018C , RB , 5.00% , 06/15/47 ..... 6,110 6,218,682
Series 2022A , RB , 5.25% , 11/01/47 ..... 10,000 10,779,661
Series 2018EEE , RB , 4.63% , 06/15/48 ... 10,000 10,109,699
Series 2018EEE , RB , 5.00% , 06/15/48 ... 6,000 6,160,439
Series 2019LLL , RB , 5.00% , 06/15/49 .... 5,000 5,180,282
Series 2021QQQ , RB , 4.00% , 06/15/50 ... 2,250 2,166,765
New Jersey Educational Facilities Authority
Series 2021C , RB , 5.00% , 03/01/27 ..... 7,025 7,363,169
Series 2022A , RB , 5.00% , 03/01/27 ..... 11,330 11,875,404
Series 2016A , RB , 5.00% , 07/01/28 ..... 5,115 5,274,243
Series 2017B , RB , 5.00% , 07/01/29 ..... 5,000 5,263,334
Series 2017I , RB , 5.00% , 07/01/31 ...... 3,235 3,396,653
Series 2022A , RB , 5.00% , 03/01/32 ..... 5,000 5,727,249
Series 2017B , RB , 5.00% , 07/01/33 ..... 9,400 9,842,659
Series 2024A-1 , RB , 5.00% , 03/01/36 .... 15,000 17,396,015
Series 2024A-2 , RB , 5.00% , 03/01/41 .... 4,455 5,015,983
Series 2024A-2 , RB , 5.00% , 03/01/43 .... 57,985 64,571,481
Series 2024B , RB , 5.25% , 03/01/54 ..... 41,230 45,475,230
New Jersey Institute of Technology, Series
2015A, RB, 5.00%, 07/01/45 ......... 2,500 2,510,556
New Jersey Transportation Trust Fund Authority
Series 2004A , RB , 5.75% , 06/15/25 ( NPFGC ) 12,600 12,698,771
Series 2019A , RB , 5.00% , 12/15/25 ..... 5,725 5,818,813
Series 2023AA , RB , 5.00% , 06/15/26 .... 3,335 3,428,077
Series 2022AA , RB , 5.00% , 06/15/26 .... 8,650 8,884,989
Series 2019A , RB , 5.00% , 12/15/26 ..... 2,885 2,997,028
Series 2016A-1 , RB , 5.00% , 06/15/27 .... 3,425 3,515,320
Series 2023AA , RB , 5.00% , 06/15/27 .... 2,965 3,113,354
Series 2006C , RB , 0.00% , 12/15/27
( NPFGC )
(c)
.................... 4,160 3,813,373
Series 2019A , RB , 5.00% , 12/15/27 ..... 1,380 1,462,985
Series 2018A , RB , 5.00% , 12/15/27 ..... 10,230 10,845,174
Series 2016A-1 , RB , 5.00% , 06/15/28 .... 13,900 14,263,735
Series 2018A , RB , 5.00% , 06/15/28 ..... 1,000 1,026,168
Series 2006C , RB , 0.00% , 12/15/28
( AMBAC )
(c)
.................... 4,615 4,086,942
Series 2010A , RB , 0.00% , 12/15/28
(c)
.... 3,655 3,236,787
Series 2019A , RB , 5.00% , 12/15/28 ..... 1,000 1,079,570
Series 2018A , RB , 5.00% , 12/15/28 ..... 6,050 6,531,401
Series 2014BB-1 , RB , 5.00% , 06/15/29 ... 7,000 7,538,173
Series 2023AA , RB , 5.00% , 06/15/29 .... 6,510 7,085,224
Series 2016A-1 , RB , 5.00% , 06/15/29 .... 1,870 1,917,405

Schedule of Investments
(continued)
February 28, 2025
iShares
®
National Muni Bond ETF
Schedule of Investments
41
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New Jersey (continued)
Series 2018A , RB , 5.00% , 06/15/29 ..... USD 6,700 $ 6,869,845
Series 2010A , RB , 0.00% , 12/15/29
(c)
.... 3,290 2,811,267
Series 2018A , RB , 5.00% , 06/15/30 ..... 6,500 6,659,117
Series 2022AA , RB , 5.00% , 06/15/30 .... 7,000 7,734,145
Series 2014BB-1 , RB , 5.00% , 06/15/30 ... 5,000 5,368,453
Series 2016A-1 , RB , 5.00% , 06/15/30 .... 1,000 1,024,353
Series 2006C , RB , 0.00% , 12/15/30
( NPFGC )
(c)
.................... 7,330 6,031,201
Series 2010A , RB , 0.00% , 12/15/30
(c)
.... 3,000 2,468,432
Series 2018A , RB , 5.00% , 12/15/30 ..... 2,500 2,679,330
Series 2018A , RB , 5.00% , 06/15/31 ..... 5,830 5,962,716
Series 2010A , RB , 0.00% , 12/15/31
(c)
.... 8,225 6,511,519
Series 2006C , RB , 0.00% , 12/15/31
( NPFGC )
(c)
.................... 21,320 16,878,492
Series 2018A , RB , 4.00% , 12/15/31 ..... 9,660 9,939,169
Series 2024A , RB , 5.00% , 06/15/32 ..... 15,000 16,969,599
Series 2014BB-1 , RB , 5.00% , 06/15/32 ... 2,880 3,081,508
Series 2021A , RB , 5.00% , 06/15/32 ..... 4,250 4,738,341
Series 2022AA , RB , 5.00% , 06/15/32 .... 6,960 7,873,894
Series 2022BB , RB , 5.00% , 06/15/32 .... 2,500 2,807,915
Series 2009A , RB , 0.00% , 12/15/32
(c)
.... 3,540 2,694,837
Series 2006C , RB , 0.00% , 12/15/32 ( AGM )
(c)
55,000 42,190,467
Series 2018A , RB , 5.00% , 12/15/32 ..... 8,275 8,842,406
Series 2019A , RB , 5.00% , 12/15/32 ..... 7,340 7,986,843
Series 2019BB , RB , 5.00% , 06/15/33 .... 4,000 4,268,520
Series 2021A , RB , 5.00% , 06/15/33 ..... 2,600 2,890,252
Series 2022AA , RB , 5.00% , 06/15/33 .... 11,430 12,888,958
Series 2022CC , RB , 5.00% , 06/15/33 .... 2,000 2,270,630
Series 2024A , RB , 5.00% , 06/15/33 ..... 15,000 17,146,340
Series 2023BB , RB , 5.00% , 06/15/33 .... 2,500 2,857,433
Series 2006C , RB , 0.00% , 12/15/33 ( AGM )
(c)
30,540 22,500,150
Series 2010A , RB , 0.00% , 12/15/33
(c)
.... 930 679,284
Series 2018A , RB , 5.00% , 12/15/33 ..... 12,045 12,841,496
Series 2021A , RB , 4.00% , 06/15/34 ..... 9,025 9,359,378
Series 2024CC , RB , 5.00% , 06/15/34 .... 4,000 4,612,879
Series 2023BB , RB , 5.00% , 06/15/34 .... 4,000 4,583,365
Series 2014BB-2 , RB , 5.00% , 06/15/34 ... 7,320 8,107,261
Series 2022CC , RB , 5.00% , 06/15/34 .... 1,875 2,120,701
Series 2022AA , RB , 5.00% , 06/15/34 .... 10,175 11,431,893
Series 2024A , RB , 5.00% , 06/15/34 ..... 14,400 16,601,759
Series 2009A , RB , 0.00% , 12/15/34
(c)
.... 3,355 2,346,714
Series 2010A , RB , 0.00% , 12/15/34
(c)
.... 15,000 10,492,014
Series 2018A , RB , 5.00% , 12/15/34 ..... 4,585 4,875,778
Series 2020AA , RB , 4.00% , 06/15/35 .... 2,655 2,722,455
Series 2019BB , RB , 5.00% , 06/15/35 .... 8,960 9,513,563
Series 2022AA , RB , 5.00% , 06/15/35 .... 3,000 3,356,498
Series 2024A , RB , 5.00% , 06/15/35 ..... 15,000 17,306,543
Series 2023A , RB , 5.00% , 06/15/35 ..... 3,020 3,424,427
Series 2008A , RB , 0.00% , 12/15/35
(c)
.... 11,710 7,831,902
Series 2006C , RB , 0.00% , 12/15/35
( AMBAC )
(c)
.................... 3,990 2,668,599
Series 2019BB , RB , 4.00% , 06/15/36 .... 6,200 6,278,613
Series 2021A , RB , 4.00% , 06/15/36 ..... 1,165 1,188,514
Series 2020AA , RB , 4.00% , 06/15/36 .... 1,750 1,782,789
Series 2023A , RB , 5.00% , 06/15/36 ..... 3,500 3,945,034
Series 2020AA , RB , 5.00% , 06/15/36 .... 1,000 1,092,260
Series 2010A , RB , 0.00% , 12/15/36
(c)
.... 25,555 16,336,678
Series 2008A , RB , 0.00% , 12/15/36
(c)
.... 3,750 2,397,282
Series 2019BB , RB , 4.00% , 06/15/37 .... 2,000 2,012,879
Series 2023AA , RB , 5.00% , 06/15/37 .... 4,000 4,479,386
Series 2022AA , RB , 5.00% , 06/15/37 .... 3,000 3,320,630
Series 2023A , RB , 5.00% , 06/15/37 ..... 5,000 5,598,242
Series 2010A , RB , 0.00% , 12/15/37
(c)
.... 700 427,064
Series 2008A , RB , 0.00% , 12/15/37
(c)
.... 12,110 7,388,208
Series 2018A , RB , 4.00% , 12/15/37 ( BAM ) 13,770 13,907,715
Security
Par (000)
Par (000) Value
New Jersey (continued)
Series 2020AA , RB , 4.00% , 06/15/38 .... USD 3,000 $ 3,010,568
Series 2019BB , RB , 4.00% , 06/15/38 .... 15,340 15,376,474
Series 2023A , RB , 5.00% , 06/15/38 ..... 4,110 4,574,663
Series 2020AA , RB , 5.00% , 06/15/38 .... 2,000 2,163,310
Series 2023AA , RB , 5.00% , 06/15/38 .... 3,700 4,116,974
Series 2019AA , RB , 5.00% , 06/15/38 .... 3,025 3,182,092
Series 2024A , RB , 5.00% , 06/15/38 ..... 15,000 16,955,294
Series 2009A , RB , 0.00% , 12/15/38
(c)
.... 3,620 2,111,349
Series 2008A , RB , 0.00% , 12/15/38
(c)
.... 865 504,507
Series 2018A , RB , 4.25% , 12/15/38 ..... 1,000 1,008,357
Series 2020AA , RB , 4.00% , 06/15/39 .... 7,750 7,712,261
Series 2023AA , RB , 5.00% , 06/15/39 .... 6,000 6,651,844
Series 2023BB , RB , 5.00% , 06/15/39 .... 4,000 4,457,042
Series 2009A , RB , 0.00% , 12/15/39
(c)
.... 33,700 18,623,348
Series 2019A , RB , 4.00% , 12/15/39 ..... 500 497,952
Series 2019A , RB , 5.00% , 12/15/39 ..... 1,000 1,062,327
Series 2020AA , RB , 4.00% , 06/15/40 .... 500 496,980
Series 2023A , RB , 4.25% , 06/15/40 ..... 10,000 10,250,233
Series 2020AA , RB , 5.00% , 06/15/40 .... 1,250 1,343,069
Series 2010A , RB , 0.00% , 12/15/40
(c)
.... 5,500 2,883,581
Series 2022BB , RB , 4.00% , 06/15/41 .... 5,500 5,413,730
Series 2022A , RB , 4.00% , 06/15/41 ..... 5,000 4,921,573
Series 2023BB , RB , 5.00% , 06/15/41 .... 14,700 16,164,085
Series 2024AA , RB , 5.25% , 06/15/41 .... 15,000 16,994,615
Series 2023BB , RB , 5.00% , 06/15/42 .... 5,000 5,461,285
Series 2024AA , RB , 5.00% , 06/15/42 .... 20,000 22,038,196
Series 2022CC , RB , 5.00% , 06/15/42 .... 9,195 9,960,578
Series 2023A , RB , 5.25% , 06/15/42 ..... 3,000 3,323,914
Series 2023BB , RB , 5.00% , 06/15/43 .... 4,500 4,890,060
Series 2019BB , RB , 4.00% , 06/15/44 .... 2,000 1,947,657
Series 2023AA , RB , 4.25% , 06/15/44 .... 4,295 4,309,971
Series 2019BB , RB , 5.00% , 06/15/44 .... 11,275 11,654,964
Series 2022CC , RB , 5.00% , 06/15/44 .... 10,500 11,261,802
Series 2020AA , RB , 4.00% , 06/15/45 .... 10,000 9,719,650
Series 2020AA , RB , 5.00% , 06/15/45 .... 9,315 9,791,756
Series 2019AA , RB , 5.00% , 06/15/46 .... 12,000 12,584,824
Series 2020AA , RB , 3.00% , 06/15/50 .... 9,000 6,940,669
Series 2020AA , RB , 4.00% , 06/15/50 .... 18,810 18,057,713
Series 2019BB , RB , 4.00% , 06/15/50 .... 7,640 7,323,020
Series 2020AA , RB , 5.00% , 06/15/50 .... 4,100 4,338,321
Series 2019BB , RB , 5.00% , 06/15/50 .... 7,185 7,803,271
Series 2023BB , RB , 5.25% , 06/15/50 .... 2,500 2,692,983
Series 2024CC , RB , 5.25% , 06/15/50 .... 7,500 8,130,524
Series 2022CC , RB , 5.50% , 06/15/50 .... 3,250 3,857,512
Series 2024CC , RB , 5.25% , 06/15/55 .... 10,000 10,768,184
New Jersey Turnpike Authority
Series 2017B , RB , 5.00% , 01/01/28 ..... 1,750 1,858,700
Series 2017A , RB , 5.00% , 01/01/29 ..... 2,000 2,078,595
Series 2017B , RB , 5.00% , 01/01/29 ..... 1,290 1,367,944
Series 2017A , RB , 5.00% , 01/01/31 ..... 3,700 3,833,343
Series 2017B , RB , 5.00% , 01/01/31 ..... 4,500 4,761,589
Series 2017E , RB , 5.00% , 01/01/31 ..... 3,400 3,597,645
Series 2017E , RB , 5.00% , 01/01/32 ..... 10,255 10,834,249
Series 2017B , RB , 5.00% , 01/01/32 ..... 16,690 17,632,726
Series 2017A , RB , 5.00% , 01/01/33 ..... 2,000 2,067,072
Series 2017G , RB , 4.00% , 01/01/34 ..... 3,500 3,571,555
Series 2017B , RB , 4.00% , 01/01/34 ..... 1,000 1,020,444
Series 2017G , RB , 5.00% , 01/01/35 ..... 3,565 3,748,601
Series 2017G , RB , 5.00% , 01/01/36 ..... 2,380 2,498,019
Series 2017B , RB , 5.00% , 01/01/40 ..... 4,500 4,679,654
Series 2021A , RB , 4.00% , 01/01/42 ..... 19,530 19,606,948
Series 2017G , RB , 4.00% , 01/01/43 ..... 22,100 22,057,745
Series 2024C , RB , 5.00% , 01/01/43 ..... 25,460 28,191,580
Series 2024C , RB , 5.00% , 01/01/44 ..... 24,500 26,816,813
Series 2024C , RB , 5.00% , 01/01/45 ..... 23,675 25,843,012

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2025
iShares
®
National Muni Bond ETF
42
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New Jersey (continued)
Series 2022B , RB , 5.00% , 01/01/46 ..... USD 14,470 $ 15,626,512
Series 2019A , RB , 4.00% , 01/01/48 ..... 27,300 26,902,588
Series 2022B , RB , 4.50% , 01/01/48 ..... 13,500 13,877,382
Series 2019A , RB , 5.00% , 01/01/48 ..... 14,085 14,591,232
Series 2022B , RB , 5.25% , 01/01/52 ..... 21,720 23,702,517
State of New Jersey
Series 2020A , GO , 5.00% , 06/01/25 ..... 27,220 27,368,199
Series 2020A , GO , 5.00% , 06/01/26 ..... 14,785 15,210,753
GO , 5.00% , 06/01/27 ............... 2,885 2,899,963
Series 2020A , GO , 5.00% , 06/01/27 ..... 19,340 20,327,545
Series 2020A , GO , 5.00% , 06/01/28 ..... 62,890 67,420,149
Series 2020A , GO , 5.00% , 06/01/29 ..... 20,380 22,244,786
Series 2020A , GO , 4.00% , 06/01/30 ..... 25,185 26,737,144
Series 2020A , GO , 4.00% , 06/01/31 ..... 32,000 34,183,782
Series 2020A , GO , 3.00% , 06/01/32 ..... 5,050 4,985,998
Series 2020A , GO , 4.00% , 06/01/32 ..... 10,500 11,265,830
GO , 5.00% , 06/01/32 ............... 1,500 1,507,780
1,802,040,830
New Mexico — 0.2%
New Mexico Finance Authority
Series 2021A , RB , 5.00% , 06/15/25 ..... 620 623,947
Series 2018A , RB , 5.00% , 06/15/28 ..... 5,005 5,369,025
Series 2021A , RB , 5.00% , 06/15/28 ..... 1,510 1,619,826
Series 2021A , RB , 5.00% , 06/15/30 ..... 1,500 1,662,998
State of New Mexico
Series 2019 , GO , 5.00% , 03/01/25 ...... 3,055 3,055,000
Series 2021 , GO , 5.00% , 03/01/26 ...... 1,500 1,535,296
Series 2021 , GO , 5.00% , 03/01/27 ...... 2,785 2,913,826
Series 2023 , GO , 5.00% , 03/01/27 ...... 20,090 21,019,307
Series 2021 , GO , 5.00% , 03/01/29 ...... 5,000 5,432,897
State of New Mexico Severance Tax Permanent
Fund
Series 2021A , RB , 5.00% , 07/01/26 ..... 2,500 2,577,501
Series 2022B , RB , 5.00% , 07/01/30 ..... 13,445 14,895,236
Series 2022A , RB , 5.00% , 07/01/31 ..... 13,540 15,175,570
75,880,429
New York — 21.8%
Battery Park City Authority
Series 2023B , RB , 5.00% , 11/01/29 ..... 4,420 4,913,099
Series 2023B , RB , 5.00% , 11/01/33 ..... 3,500 4,134,533
Series 2019D-2 , RB , VRDN ( TD Bank NA
SBPA ), 1.50% , 03/03/25
(b)
.......... 4,050 4,050,000
Series 2023B , RB , 5.00% , 11/01/38 ..... 2,480 2,850,944
Series 2019B , RB , 5.00% , 11/01/39 ..... 840 909,136
Series 2019B , RB , 5.00% , 11/01/40 ..... 3,700 3,988,895
Series 2023A , RB , 5.00% , 11/01/43 ..... 4,000 4,429,946
Series 2019A , RB , 4.00% , 11/01/44 ..... 5,915 5,846,598
Series 2023A , RB , 5.00% , 11/01/48 ..... 1,350 1,465,567
Series 2019A , RB , 5.00% , 11/01/49 ..... 3,960 4,169,266
Series 2023A , RB , 5.00% , 11/01/53 ..... 66,000 71,150,633
City of New York
Series 2025A , GO , 5.00% , 08/01/25 ..... 20,000 20,193,016
Series 2021A-1 , GO , 5.00% , 08/01/25 .... 2,330 2,352,486
Series 2019E , GO , 5.00% , 08/01/25 ..... 3,220 3,251,076
Series 2018-1 , GO , 5.00% , 08/01/25 ..... 6,480 6,542,537
Series 2023F-1 , GO , 5.00% , 08/01/25 .... 1,080 1,090,423
Series C , GO , 5.00% , 08/01/25 ........ 4,055 4,094,134
Series A , GO , 5.00% , 08/01/25 ........ 1,680 1,696,213
Series 2023A-1 , GO , 5.00% , 09/01/25 .... 3,210 3,247,551
Series 2011F-3 , GO , 5.00% , 12/01/25 .... 2,280 2,320,340
Series 2021F-1 , GO , 5.00% , 03/01/26 .... 1,870 1,914,578
Series 2022B-1 , GO , 5.00% , 08/01/26 .... 24,055 24,868,653
Series 2018C , GO , 5.00% , 08/01/26 ..... 1,035 1,070,009
Security
Par (000)
Par (000) Value
New York (continued)
Series 2008J-11 , GO , 5.00% , 08/01/26 ... USD 1,075 $ 1,111,362
Series 2018A , GO , 5.00% , 08/01/26 ..... 5,325 5,505,117
Series A , GO , 5.00% , 08/01/26 ........ 1,850 1,865,513
Series 2008J-10 , GO , 5.00% , 08/01/26 ... 4,470 4,621,196
Series 2021C , GO , 5.00% , 08/01/26 ..... 1,925 1,990,113
Series 2018C , GO , 5.00% , 08/01/27 ..... 1,740 1,836,842
Series 2023F-1 , GO , 5.00% , 08/01/27 .... 5,675 5,990,849
Series 2022B-1 , GO , 5.00% , 08/01/27 .... 10,990 11,601,662
Series 2020C-1 , GO , 5.00% , 08/01/27 ... 10,950 11,559,435
Series 2015C , GO , 5.00% , 08/01/27 ..... 4,500 4,507,655
Series A , GO , 5.00% , 08/01/27 ........ 1,060 1,069,641
Series 2008C-4 , GO , 5.00% , 10/01/27 ( AGM ) 4,035 4,274,239
Series 2021A-1 , GO , 5.00% , 08/01/28 .... 7,230 7,783,122
Series C , GO , 5.00% , 08/01/28 ........ 895 912,323
Series 2015C , GO , 5.00% , 08/01/28 ..... 5,165 5,173,786
Series 2023F-1 , GO , 5.00% , 08/01/28 .... 1,875 2,018,444
Series A , GO , 5.00% , 08/01/28 ........ 3,260 3,289,652
Series E , GO , 5.00% , 08/01/28 ........ 1,900 1,956,432
Series 2018A , GO , 5.00% , 08/01/28 ..... 2,000 2,103,076
Series 2020C-1 , GO , 5.00% , 08/01/28 ... 3,000 3,229,511
Series 2023A-1 , GO , 5.00% , 09/01/28 .... 5,550 5,984,072
Series 2020C-1 , GO , 5.00% , 08/01/29 ... 2,000 2,191,259
Series 2022B-1 , GO , 5.00% , 08/01/29 .... 32,630 35,750,397
Series E , GO , 5.00% , 08/01/29 ........ 5,070 5,218,453
Series 2018C , GO , 5.00% , 08/01/29 ..... 9,025 9,561,203
Series C , GO , 5.00% , 08/01/29 ........ 7,260 7,398,540
Series 2023F-1 , GO , 5.00% , 08/01/29 .... 4,390 4,809,814
Series 2021A-1 , GO , 5.00% , 08/01/29 .... 1,925 2,109,087
Series 2023A-1 , GO , 5.00% , 09/01/29 .... 5,940 6,517,768
Series 2021B-1 , GO , 5.00% , 11/01/29 .... 5,015 5,518,716
Series 2017B-1 , GO , 5.00% , 12/01/29 .... 1,005 1,041,042
Series 2022C , GO , 5.00% , 08/01/30 ..... 1,485 1,653,778
Series 2021A-1 , GO , 5.00% , 08/01/30 .... 18,890 21,036,952
Series 2017A , GO , 5.00% , 08/01/30 ..... 6,380 6,565,023
Series 2023-1 , GO , 5.00% , 08/01/30 ..... 2,500 2,784,139
Series E , GO , 5.00% , 08/01/30 ........ 5,050 5,196,452
Series 2020C-1 , GO , 5.00% , 08/01/30 ... 6,750 7,517,175
Series 2021B-1 , GO , 5.00% , 11/01/30 .... 9,950 11,123,648
Series 2008L-6 , GO , 5.00% , 04/01/31 .... 2,170 2,348,855
Series 2020C-1 , GO , 5.00% , 08/01/31 ... 1,500 1,665,479
Series 2023G , GO , 5.00% , 08/01/31 ..... 2,975 3,353,366
Series 2021A-1 , GO , 5.00% , 08/01/31 .... 11,150 12,380,057
Series 2023F-1 , GO , 5.00% , 08/01/31 .... 4,000 4,508,728
Series 2023-1 , GO , 5.00% , 08/01/31 ..... 5,030 5,669,725
Series 2020B-1 , GO , 5.00% , 10/01/31 .... 1,175 1,281,824
Series 2008L-6 , GO , 5.00% , 04/01/32 .... 5,250 5,673,341
Series 2022B-1 , GO , 5.00% , 08/01/32 .... 3,725 4,249,760
Series 2021C , GO , 5.00% , 08/01/32 ..... 6,550 7,252,432
Series 2022A-1 , GO , 5.00% , 08/01/32 .... 5,000 5,626,654
Series 2023-1 , GO , 5.00% , 08/01/32 ..... 5,000 5,704,377
Series 2023F-1 , GO , 5.00% , 08/01/32 .... 8,000 9,127,002
Series 2021A-1 , GO , 5.00% , 08/01/32 .... 1,000 1,107,242
Series 2023G , GO , 5.00% , 08/01/32 ..... 2,975 3,394,104
Series E , GO , 5.00% , 08/01/32 ........ 2,000 2,055,761
Series 2014J , GO , 5.00% , 08/01/32 ..... 5 5,008
Series 2019E , GO , 5.00% , 08/01/32 ..... 1,000 1,076,826
Series 2018C , GO , 5.00% , 08/01/32 ..... 2,435 2,568,543
Series 2020B-1 , GO , 5.00% , 10/01/32 .... 1,000 1,088,680
Series 2018B-1 , GO , 5.25% , 10/01/32 .... 10,440 11,029,972
Series 2023-1 , GO , 5.00% , 08/01/33 ..... 5,000 5,760,981
Series 2023G , GO , 5.00% , 08/01/33 ..... 1,445 1,664,924
Series 2021C , GO , 5.00% , 08/01/33 ..... 3,000 3,304,598
Series 2025A , GO , 5.00% , 08/01/33 ..... 5,000 5,760,981
Series 2020C-1 , GO , 5.00% , 08/01/33 ... 15,635 17,222,465
Series 2020B-1 , GO , 5.00% , 10/01/33 .... 6,310 6,850,975

Schedule of Investments
(continued)
February 28, 2025
iShares
®
National Muni Bond ETF
Schedule of Investments
43
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2017B-1 , GO , 5.00% , 12/01/33 .... USD 1,800 $ 1,860,509
Series 2024C , GO , 5.00% , 03/01/34 ..... 5,000 5,792,886
Series 2008L-5 , GO , 5.00% , 04/01/34 .... 2,000 2,219,201
Series 2018F-1 , GO , 5.00% , 04/01/34 .... 1,000 1,055,263
Series 2022A-1 , GO , 4.00% , 08/01/34 .... 9,845 10,286,752
Series 2021A-1 , GO , 4.00% , 08/01/34 .... 1,775 1,843,264
Series 2018C , GO , 4.00% , 08/01/34 ..... 1,005 1,023,248
Series 2023G , GO , 5.00% , 08/01/34 ..... 2,975 3,407,345
Series 2023F-1 , GO , 5.00% , 08/01/34 .... 7,000 8,017,283
Series 2019E , GO , 5.00% , 08/01/34 ..... 1,000 1,071,759
Series 2023-1 , GO , 5.00% , 08/01/34 ..... 10,000 11,453,261
Series 2023A, Sub-Series A-1 , GO ,
5.00% , 09/01/34 ................ 1,655 1,871,698
Series 2020B-1 , GO , 5.00% , 10/01/34 .... 2,500 2,707,006
Series 2019D-1 , GO , 5.00% , 12/01/34 ... 5,000 5,326,588
Series 2012A-3 , GO , 4.00% , 08/01/35 .... 2,500 2,581,187
Series C , GO , 4.00% , 08/01/35 ........ 4,870 4,887,245
Series 2022A, Sub-Series A-1 , GO ,
4.00% , 08/01/35 ................ 2,510 2,605,051
Series 2025A , GO , 5.00% , 08/01/35 ..... 6,135 7,086,220
Series 2023-1 , GO , 5.00% , 08/01/35 ..... 3,500 3,992,143
Series 2023G , GO , 5.00% , 08/01/35 ..... 2,975 3,393,322
Series 2020B-1 , GO , 4.00% , 10/01/35 .... 1,015 1,040,748
Series 2017B-1 , GO , 5.00% , 12/01/35 .... 7,815 8,054,825
Series 2020D-1 , GO , 4.00% , 03/01/36 ... 2,700 2,775,552
Series 2006I-A , GO , 4.00% , 04/01/36 .... 4,950 5,102,103
Series 2006I-5 , GO , 5.00% , 04/01/36 .... 3,840 4,400,168
Series 2015FF-1 , GO , 5.00% , 06/01/36 ... 1,100 1,105,371
Series 2020A, Sub-Series A1 , GO ,
3.00% , 08/01/36 ................ 2,485 2,311,840
Series 2021C , GO , 4.00% , 08/01/36 ..... 1,000 1,029,085
Series 2017A , GO , 4.00% , 08/01/36 ..... 5,390 5,412,893
Series 2023F-1 , GO , 5.00% , 08/01/36 .... 2,500 2,838,081
Series 2025A , GO , 5.00% , 08/01/36 ..... 5,000 5,745,353
Series 2020B-1 , GO , 5.00% , 10/01/36 .... 14,240 15,332,862
Series 2020D-1 , GO , 5.00% , 03/01/37 ... 2,500 2,703,239
Series 2018E-1 , GO , 5.00% , 03/01/37 .... 2,500 2,622,810
Series 2018F-1 , GO , 5.00% , 04/01/37 .... 17,890 18,789,409
Series 2020A-1 , GO , 4.00% , 08/01/37 .... 2,500 2,546,982
Series 2023F-1 , GO , 5.00% , 08/01/37 .... 1,500 1,694,676
Series 2025A , GO , 5.00% , 08/01/37 ..... 4,000 4,572,082
Series 2020B-1 , GO , 4.00% , 10/01/37 .... 1,880 1,915,901
Series 2018B-1 , GO , 5.00% , 10/01/37 .... 3,000 3,134,498
Series 2018E-1 , GO , 5.00% , 03/01/38 .... 2,500 2,619,158
Series 2020A-1 , GO , 4.00% , 08/01/38 .... 5,005 5,078,917
Series 2022A-1 , GO , 4.00% , 08/01/38 .... 2,930 2,999,195
Series 2021C , GO , 5.00% , 08/01/38 ..... 8,670 9,406,332
Series 2023F-1 , GO , 5.00% , 08/01/38 .... 1,250 1,407,477
Series 2017A , GO , 5.00% , 08/01/38 ..... 3,000 3,068,164
Series 2018B-1 , GO , 5.00% , 10/01/38 .... 6,455 6,734,988
Series 2017B-1 , GO , 5.00% , 12/01/38 .... 1,500 1,542,170
Series 2018E-1 , GO , 5.00% , 03/01/39 .... 2,000 2,092,617
Series 2021F-1 , GO , 5.00% , 03/01/39 .... 7,500 8,200,529
Series 2023E-1 , GO , 5.00% , 04/01/39 .... 7,500 8,408,719
Series 2022A-1 , GO , 4.00% , 08/01/39 .... 8,000 8,133,537
Series 2021C , GO , 4.00% , 08/01/39 ..... 1,525 1,546,863
Series 2023A-1 , GO , 5.00% , 09/01/39 .... 2,000 2,220,852
Series 2018B-1 , GO , 5.00% , 10/01/39 .... 5,680 5,916,320
Series 2014I-2 , GO , VRDN ( JPMorgan Chase
Bank NA SBPA ), 1.70% , 03/03/25
(b)
... 16,445 16,445,000
Series 2020D-1 , GO , 5.00% , 03/01/40 ... 3,000 3,216,745
Series 2022D-1 , GO , 4.25% , 05/01/40 ... 2,500 2,575,501
Series 2022D-1 , GO , 5.25% , 05/01/40 ... 3,500 3,921,487
Series 2022A-1 , GO , 4.00% , 08/01/40 .... 2,000 2,022,033
Series 2021C , GO , 4.00% , 08/01/40 ..... 1,000 1,009,465
Security
Par (000)
Par (000) Value
New York (continued)
Series 2019D-1 , GO , 5.00% , 12/01/40 ... USD 4,815 $ 5,072,340
Series 2021F-1 , GO , 3.00% , 03/01/41 .... 1,000 848,742
Series 2018E-1 , GO , 4.00% , 03/01/41 .... 2,600 2,585,350
Series 2024C , GO , 4.00% , 03/01/41 ..... 5,700 5,735,056
Series 2020D-1 , GO , 4.00% , 03/01/41 ... 2,000 2,007,354
Series 2022D-1 , GO , 5.25% , 05/01/41 ... 9,300 10,311,276
Series 2021C , GO , 4.00% , 08/01/41 ..... 6,400 6,425,130
Series 2023A-1 , GO , 5.00% , 09/01/41 .... 1,470 1,610,378
Series 2025, Sub-Series C-1 , GO ,
5.00% , 09/01/41 ................ 3,000 3,351,042
Series 2023A-1 , GO , 5.25% , 09/01/41 .... 8,000 8,905,752
Series 2020B-1 , GO , 3.00% , 10/01/41 .... 2,000 1,693,848
Series 2018B-1 , GO , 4.00% , 10/01/41 .... 1,000 989,431
Series 2019D-1 , GO , 4.00% , 12/01/41 ... 3,000 2,982,396
Series 2017B-1 , GO , 5.00% , 12/01/41 .... 3,000 3,076,640
Series 2022D-1 , GO , 5.25% , 05/01/42 ... 8,000 8,792,986
Series 2021C , GO , 5.00% , 08/01/42 ..... 3,225 3,425,059
Series 2023A-1 , GO , 5.25% , 09/01/42 .... 2,000 2,206,381
Series 2019D-1 , GO , 4.00% , 12/01/42 ... 5,000 4,898,243
Series 2019D-1 , GO , 5.00% , 12/01/42 ... 4,020 4,203,388
Series 2024C , GO , 5.00% , 03/01/43 ..... 7,000 7,625,223
Series 2024D , GO , 5.00% , 04/01/43 ..... 5,000 5,449,914
Series 2022D-1 , GO , 5.25% , 05/01/43 ... 8,500 9,267,400
Series 2023A-1 , GO , 5.25% , 09/01/43 .... 5,500 6,016,861
Series 2018E-1 , GO , 5.00% , 03/01/44 .... 41,965 43,261,412
Series 2024D , GO , 5.00% , 04/01/44 ..... 3,000 3,246,135
Series 2015F-5 , GO , VRDN ( Barclays Bank
plc SBPA ), 1.35% , 03/03/25
(b)
....... 27,840 27,840,000
Series 2020A-1 , GO , 4.00% , 08/01/44 .... 9,000 8,871,921
Series 2025, Sub-Series C-1 , GO ,
5.00% , 09/01/44 ................ 4,000 4,340,767
Series 2019D-1 , GO , 5.00% , 12/01/44 ... 13,695 14,215,822
Series 2024C , GO , 5.00% , 03/01/45 ..... 9,000 9,678,023
Series 2018F-1 , GO , 5.00% , 04/01/45 .... 16,500 16,982,160
Series 2018F-1 , GO , 3.50% , 04/01/46 .... 4,000 3,496,607
Series 2024D , GO , 5.50% , 04/01/46 ..... 5,000 5,574,958
Series 2022D-1 , GO , 5.50% , 05/01/46 ... 5,300 5,798,109
Series 2018B-4 , GO , VRDN ( Barclays Bank
plc SBPA ), 1.35% , 03/03/25
(b)
....... 20,000 20,000,000
Series 2024A , GO , 5.00% , 08/01/47 ..... 3,615 3,845,825
Series 2025, Sub-Series C-1 , GO ,
5.00% , 09/01/47 ................ 6,000 6,423,855
Series 2024C , GO , 5.25% , 03/01/48 ..... 8,295 8,998,097
Series 2024C , GO , 5.25% , 03/01/49 ..... 10,000 10,816,795
Series 2022D-1 , GO , 4.50% , 05/01/49 ... 3,625 3,693,171
Series 2021F-1 , GO , 5.00% , 03/01/50 .... 18,575 19,360,316
Series 2022A-1 , GO , 3.00% , 08/01/50 .... 1,650 1,240,400
Series 2022A-1 , GO , 4.00% , 08/01/50 .... 3,315 3,169,519
Series 2025, Sub-Series C-1 , GO ,
4.00% , 09/01/52 ................ 7,725 7,368,488
Series 2024C , GO , 5.25% , 03/01/53 ..... 13,635 14,721,401
Series 2024D , GO , 5.25% , 04/01/54 ..... 35,180 37,990,622
County of Nassau, Series 2023A, GO,
4.00%, 04/01/53 ................. 11,000 10,593,139
County of Westchester, Series 2023A, GO,
4.00%, 12/01/38 ................. 8,460 8,908,096
Dutchess County Local Development Corp.,
Series 2017, RB, 5.00%, 07/01/42 ...... 750 768,813
Empire State Development Corp.
Series 2020E , RB , 5.00% , 03/15/25 ..... 5,025 5,028,832
Series 2016A , RB , 5.00% , 03/15/25 ..... 1,550 1,551,182
Series 2016A , RB , 5.00% , 03/15/26 ..... 4,305 4,414,867
Series 2017A , RB , 5.00% , 03/15/26 ..... 4,510 4,625,099
Series 2020C , RB , 5.00% , 03/15/27 ..... 1,115 1,169,111
Series 2021A , RB , 5.00% , 03/15/27 ..... 10,000 10,483,846

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2025
iShares
®
National Muni Bond ETF
44
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2022A , RB , 5.00% , 09/15/27 ..... USD 1,705 $ 1,810,732
Series 2020E , RB , 5.00% , 03/15/28 ..... 3,000 3,210,801
Series 2022A , RB , 5.00% , 09/15/28 ..... 9,005 9,765,678
Series 2020C , RB , 5.00% , 03/15/29 ..... 8,000 8,725,066
Series 2020C , RB , 5.00% , 03/15/30 ..... 14,980 16,620,058
Series 2017A , RB , 5.00% , 03/15/30 ..... 1,500 1,559,856
Series 2021A , RB , 5.00% , 03/15/31 ..... 1,750 1,969,486
Series 2016A , RB , 5.00% , 03/15/31 ..... 3,010 3,072,973
Series 2023B , RB , 5.00% , 03/15/31 ..... 1,000 1,126,606
Series 2017A , RB , 5.00% , 03/15/31 ..... 10,005 10,392,573
Series 2015A , RB , 5.00% , 03/15/32 ..... 3,175 3,205,781
Series 2020C , RB , 5.00% , 03/15/32 ..... 2,500 2,778,143
Series 2004A-3-C , RB , VRDN ( JPMorgan
Chase Bank NA SBPA ), 1.72% , 03/10/25
(b)
8,280 8,280,000
Series 2020C , RB , 5.00% , 03/15/33 ..... 8,000 8,857,866
Series 2017A , RB , 5.00% , 03/15/33 ..... 1,500 1,554,273
Series 2020E , RB , 4.00% , 03/15/34 ..... 5,000 5,174,388
Series 2020C , RB , 4.00% , 03/15/34 ..... 2,500 2,595,112
Series 2017A-G , RB , 5.00% , 03/15/34 ... 15,000 15,532,890
Series 2023B , RB , 5.00% , 03/15/34 ..... 31,690 36,607,613
Series 2020E , RB , 4.00% , 03/15/35 ..... 2,510 2,585,331
Series 2015A , RB , 5.00% , 03/15/35 ..... 6,525 6,583,765
Series 2023B , RB , 5.00% , 03/15/35 ..... 6,895 7,923,569
Series 2017A-G , RB , 5.00% , 03/15/35 ... 2,400 2,482,734
Series 2019A , RB , 5.00% , 03/15/35 ..... 10,000 10,680,656
Series 2019A , RB , 5.00% , 03/15/36 ..... 3,465 3,696,264
Series 2020C , RB , 5.00% , 03/15/36 ..... 31,000 33,979,088
Series 2021A , RB , 4.00% , 03/15/37 ..... 7,500 7,738,403
Series 2020C , RB , 4.00% , 03/15/37 ..... 11,000 11,222,913
Series 2020A , RB , 5.00% , 03/15/37 ..... 13,385 14,617,856
Series 2020C , RB , 4.00% , 03/15/39 ..... 2,000 2,021,545
Series 2021A , RB , 4.00% , 03/15/39 ..... 3,435 3,507,958
Series 2020A , RB , 4.00% , 03/15/39 ..... 5,440 5,498,601
Series 2019A , RB , 5.00% , 03/15/39 ..... 2,000 2,153,164
Series 2020E , RB , 3.00% , 03/15/40 ..... 4,500 4,022,418
Series 2020C , RB , 3.00% , 03/15/40 ..... 32,665 29,198,283
Series 2020A , RB , 4.00% , 03/15/40 ..... 2,910 2,927,825
Series 2023A , RB , 5.00% , 03/15/40 ..... 10,000 11,188,389
Series 2019A , RB , 5.00% , 03/15/40 ..... 2,500 2,676,995
Series 2020E , RB , 4.00% , 03/15/41 ..... 19,500 19,507,322
Series 2019A , RB , 5.00% , 03/15/41 ..... 3,660 3,817,127
Series 2017C , RB , 5.00% , 03/15/41 ..... 2,640 2,727,985
Series 2020C , RB , 4.00% , 03/15/42 ..... 8,025 8,005,575
Series 2019A , RB , 4.00% , 03/15/42 ..... 14,540 14,433,896
Series 2017C , RB , 5.00% , 03/15/42 ..... 1,500 1,547,451
Series 2019A , RB , 4.00% , 03/15/43 ..... 1,000 984,905
Series 2021A , RB , 4.00% , 03/15/44 ..... 25,475 25,144,487
Series 2019A , RB , 4.00% , 03/15/44 ..... 5,000 4,877,613
Series 2022A , RB , 5.00% , 03/15/44 ..... 13,750 14,850,257
Series 2020C , RB , 5.00% , 03/15/44 ..... 1,000 1,053,257
Series 2021A , RB , 4.00% , 03/15/45 ..... 2,250 2,206,854
Series 2019A , RB , 5.00% , 03/15/45 ..... 2,300 2,377,146
Series 2019A , RB , 4.00% , 03/15/46 ..... 2,500 2,407,214
Series 2021A , RB , 4.00% , 03/15/47 ..... 16,500 16,062,392
Series 2017C , RB , 4.00% , 03/15/47 ..... 2,000 1,941,347
Series 2020C , RB , 5.00% , 03/15/47 ..... 16,850 17,631,198
Series 2020C , RB , 3.00% , 03/15/48 ..... 3,900 3,088,628
Series 2022A , RB , 5.00% , 03/15/48 ..... 13,260 14,084,141
Series 2020C , RB , 4.00% , 03/15/49 ..... 6,900 6,659,861
Series 2020A , RB , 4.00% , 03/15/49 ..... 42,995 41,498,654
Series 2022A , RB , 5.00% , 03/15/49 ..... 5,440 5,764,417
Series 2020E , RB , 3.00% , 03/15/50 ..... 14,975 11,534,298
Series 2021A , RB , 3.00% , 03/15/50 ..... 7,730 5,942,784
Series 2020C , RB , 5.00% , 03/15/50 ..... 10,950 11,404,886
Series 2022A , RB , 5.00% , 03/15/50 ..... 15,000 15,874,490
Security
Par (000)
Par (000) Value
New York (continued)
Series 2023A , RB , 5.00% , 03/15/51 ..... USD 4,000 $ 4,259,343
Series 2023A , RB , 5.00% , 03/15/52 ..... 11,640 12,388,269
Series 2024A , RB , 5.00% , 03/15/54 ..... 20,000 21,355,006
Series 2023A , RB , 5.00% , 03/15/63 ..... 10,620 11,193,312
Hudson Yards Infrastructure Corp.
Series 2017A , RB , 5.00% , 02/15/26 ..... 800 817,883
Series 2017A , RB , 5.00% , 02/15/28 ..... 1,035 1,082,443
Series 2017A , RB , 5.00% , 02/15/31 ..... 1,150 1,197,056
Series 2017A , RB , 5.00% , 02/15/33 ..... 5,000 5,185,562
Series 2017A , RB , 5.00% , 02/15/34 ..... 14,000 14,503,189
Series 2022A , RB , 5.00% , 02/15/34 ..... 5,000 5,722,066
Series 2017A , RB , 5.00% , 02/15/35 ..... 1,600 1,655,971
Series 2017A , RB , 5.00% , 02/15/37 ..... 2,350 2,427,436
Series 2017A , RB , 5.00% , 02/15/38 ..... 3,000 3,095,893
Series 2022A , RB , 4.00% , 02/15/41 ..... 7,905 8,013,511
Series 2017A , RB , 5.00% , 02/15/42 ..... 7,360 7,561,665
Series 2017A , RB , 4.00% , 02/15/44 ..... 17,640 17,466,163
Series 2017A , RB , 4.00% , 02/15/47 ( AGM ) 23,030 22,853,685
Long Island Power Authority
Series 2021 , RB , 1.00% , 09/01/25 ...... 7,000 6,907,332
Series 2023F , RB , 5.00% , 09/01/29 ..... 4,180 4,593,724
Series 2021A , RB , 5.00% , 09/01/30 ..... 9,000 10,059,712
Series 2021A , RB , 4.00% , 09/01/32 ..... 8,000 8,497,468
Series 2016B , RB , 5.00% , 09/01/32 ..... 3,000 3,087,119
Series 2023D , RB , VRDN ( Barclays Bank plc
LOC ), 1.75% , 03/10/25
(b)
........... 21,825 21,825,000
Series 2018 , RB , 5.00% , 09/01/33 ...... 1,000 1,070,356
Series 2019A , RB , 4.00% , 09/01/34 ..... 5,000 5,148,413
Series 2016B , RB , 5.00% , 09/01/36 ..... 5,630 5,776,868
Series 2018 , RB , 5.00% , 09/01/38 ...... 15,750 16,737,596
Series 2021A , RB , 3.00% , 09/01/40 ..... 3,150 2,753,508
Series 2021A , RB , 4.00% , 09/01/41 ..... 500 502,051
Series 2016B , RB , 5.00% , 09/01/41 ..... 500 511,206
Series 2017 , RB , 5.00% , 09/01/42 ...... 2,755 2,846,387
Series 2024A , RB , 5.00% , 09/01/42 ..... 5,530 6,152,201
Series 2024A , RB , 5.00% , 09/01/44 ..... 4,000 4,379,192
Series 2015B , RB , 5.00% , 09/01/45 ..... 6,000 6,038,714
Series 2016B , RB , 5.00% , 09/01/46 ..... 6,640 6,774,230
Series 2017 , RB , 5.00% , 09/01/47 ( BAM-
TCRS ) ....................... 23,350 23,963,937
Series 2017 , RB , 5.00% , 09/01/47 ...... 4,000 4,108,045
Series 2024A , RB , 5.00% , 09/01/49 ..... 23,510 25,315,544
Series 2020B , RB , VRDN 0.85% , 09/01/25
(b)
2,500 2,467,284
Series 2021B , RB , VRDN 1.50% , 09/01/26
(b)
780 757,808
Series 2023E , RB , 5.00% , 09/01/53 ..... 1,175 1,246,266
Series 2024A , RB , 5.00% , 09/01/54 ..... 13,500 14,394,537
Metropolitan Transportation Authority
Series A-2 , RB , 5.00% , 11/15/25 ....... 5,495 5,581,942
Series 2017B , RB , 5.00% , 11/15/25 ..... 2,000 2,031,644
Series 2017C-1 , RB , 5.00% , 11/15/25 .... 10,320 10,483,284
Series 2015F , RB , 5.00% , 11/15/26 ...... 1,150 1,165,473
Series 2017C-1 , RB , 5.00% , 11/15/26 .... 12,250 12,705,001
Series 2017B , RB , 5.00% , 11/15/26 ..... 3,000 3,111,429
Series C-1 , RB , 5.00% , 11/15/27 ....... 5,000 5,066,035
Series A-2 , RB , 5.00% , 11/15/27 ....... 3,000 3,102,032
Series 2016B , RB , 5.00% , 11/15/27 ..... 2,380 2,460,946
Series 2017C-1 , RB , 5.00% , 11/15/27 .... 6,265 6,618,788
Series 2017B , RB , 5.00% , 11/15/28 ..... 7,265 7,796,948
Series 2017C-1 , RB , 5.00% , 11/15/28 .... 6,215 6,609,371
Series 2016D , RB , 5.00% , 11/15/28 ..... 2,755 2,844,260
Series 2018B , RB , 5.00% , 11/15/28 ..... 2,500 2,683,052
Series 2017C-2 , RB , 0.00% , 11/15/29
(c)
... 1,295 1,098,979
Series 2017C-1 , RB , 5.00% , 11/15/29 .... 4,995 5,290,078
Series D-1 , RB , 5.00% , 11/15/29 ....... 7,000 7,080,590
Series 2016D , RB , 5.00% , 11/15/29 ..... 13,420 13,839,511

Schedule of Investments
(continued)
February 28, 2025
iShares
®
National Muni Bond ETF
Schedule of Investments
45
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2016D , RB , 5.00% , 11/15/30 ..... USD 6,500 $ 6,697,209
Series 2017C-1 , RB , 5.00% , 11/15/30 .... 4,885 5,168,552
Series 2020E , RB , 5.00% , 11/15/30 ..... 2,740 3,018,964
Series 2017C-1 , RB , 5.00% , 11/15/31 .... 5,370 5,678,029
Series 2017C-1 , RB , 4.00% , 11/15/32 .... 16,000 16,227,987
Series 2024B , RB , 5.00% , 11/15/32 ..... 3,445 3,876,634
Series 2017D , RB , 5.00% , 11/15/32 ..... 3,000 3,163,446
Series 2017C-2 , RB , 0.00% , 11/15/33
(c)
... 1,040 748,564
Series 2017D , RB , 5.00% , 11/15/33 ..... 1,500 1,579,188
Series 2024B , RB , 5.00% , 11/15/33 ..... 10,000 11,342,357
Series A-1 , RB , 5.00% , 11/15/33 ....... 3,105 3,113,562
Series 2017C-1 , RB , 5.00% , 11/15/34 .... 6,475 6,809,375
Series 2005D2 , RB , VRDN ( Bank of America
NA LOC ), 1.50% , 03/03/25
(b)
........ 29,100 29,100,000
Series 2017C-1 , RB , 4.00% , 11/15/35 .... 2,500 2,528,098
Series 2017D , RB , 5.00% , 11/15/35 ..... 535 561,825
Series C-1 , RB , 5.00% , 11/15/35 ....... 480 483,638
Series 2024B , RB , 5.00% , 11/15/35 ..... 7,090 8,018,172
Series 2016B , RB , 4.00% , 11/15/36 ..... 3,065 3,079,303
Series 2024B , RB , 5.00% , 11/15/36 ..... 4,380 4,923,318
Series 2024A , RB , 5.00% , 11/15/36 ..... 9,800 10,962,407
Series 2017C-1 , RB , 4.00% , 11/15/37 .... 7,500 7,557,705
Series 2016B , RB , 5.00% , 11/15/37 ..... 2,180 2,223,231
Series 2024B , RB , 5.00% , 11/15/37 ..... 5,485 6,155,947
Series 2024A , RB , 5.00% , 11/15/37 ..... 8,010 8,946,946
Series 2017C-1 , RB , 4.00% , 11/15/38 .... 6,495 6,531,860
Series 2024B , RB , 5.00% , 11/15/38 ..... 7,950 8,889,675
Series 2024B , RB , 5.00% , 11/15/39 ..... 25,000 27,743,617
Series 2017C-2 , RB , 0.00% , 11/15/40
(c)
... 7,000 3,511,193
Series 2019C , RB , 5.00% , 11/15/40 ..... 4,500 4,739,041
Series A-1 , RB , 5.00% , 11/15/40 ....... 3,975 3,979,246
Series 2015B , RB , 5.00% , 11/15/40 ..... 10,050 10,060,736
Series 2017D , RB , 4.00% , 11/15/42 ..... 2,000 1,939,618
Series 2021A-2 , RB , 4.00% , 11/15/42 .... 10,000 9,783,418
Series 2020A-1 , RB , 4.00% , 11/15/42 ( AGM ) 2,500 2,489,233
Series 2019C , RB , 5.00% , 11/15/43 ( BAM ) 1,000 1,045,091
Series 2020D-1 , RB , 5.00% , 11/15/43 .... 16,750 17,535,820
Series 2021A-1 , RB , 4.00% , 11/15/44 .... 3,500 3,330,905
Series 2020D-1 , RB , 5.00% , 11/15/44 .... 17,000 17,718,920
Series 2024A , RB , 5.00% , 11/15/44 ..... 12,320 13,134,872
Series 2015B , RB , 4.00% , 11/15/45 ..... 1,960 1,870,614
Series 2020E , RB , 4.00% , 11/15/45 ..... 10,905 10,200,158
Series 2019C , RB , 4.00% , 11/15/45 ( AGM ) 1,280 1,228,392
Series 2020C-1 , RB , 4.75% , 11/15/45 .... 8,500 8,689,697
Series 2024A , RB , 5.00% , 11/15/45 ..... 10,815 11,489,634
Series 2020B , RB , VRDN ( Royal Bank of
Canada LOC ), 1.60% , 03/03/25
(b)
..... 8,160 8,160,000
Series 2020A-1 , RB , 4.00% , 11/15/46 .... 9,650 8,988,789
Series 2019C , RB , 4.00% , 11/15/46 ( AGM ) 3,500 3,348,479
Series 2017D , RB , 4.00% , 11/15/46 ..... 7,000 6,478,099
Series 2021A-1 , RB , 4.00% , 11/15/47 .... 5,000 4,638,469
Series 2019C , RB , 4.00% , 11/15/47 ( AGM ) 3,500 3,341,623
Series 2024A , RB , 5.00% , 11/15/47 ..... 10,000 10,554,443
Series 2015E-1 , RB , VRDN ( Barclays Bank
plc LOC ), 1.35% , 03/03/25
(b)
........ 17,600 17,600,000
Series 2015E-3 , RB , VRDN ( Bank of America
NA LOC ), 1.50% , 03/03/25
(b)
........ 13,000 13,000,000
Series 2020D-3 , RB , 4.00% , 11/15/50 .... 9,000 8,297,875
Series 2020C-1 , RB , 5.00% , 11/15/50 .... 28,880 29,681,504
Series A-1 , RB , 5.00% , 11/15/51 ....... 1,500 1,523,374
Series 2020A-1 , RB , 4.00% , 11/15/52 .... 1,035 941,327
Series 2019B , RB , 5.00% , 11/15/52 ..... 4,090 4,184,771
Series 2020C-1 , RB , 5.25% , 11/15/55 .... 12,310 12,863,599
Series C-1 , RB , 5.00% , 11/15/56 ....... 4,370 4,389,823
Series A-1 , RB , 5.25% , 11/15/56 ....... 4,525 4,557,854
Security
Par (000)
Par (000) Value
New York (continued)
Series A-1 , RB , 5.25% , 11/15/57 ....... USD 2,070 $ 2,119,249
Metropolitan Transportation Authority Dedicated
Tax Fund
Series 2016A , RB , 5.25% , 11/15/29 ..... 10,700 11,118,146
Series 2012A , RB , 0.00% , 11/15/30
(c)
.... 9,645 7,941,960
Series B-2 , RB , 5.00% , 11/15/33 ....... 6,940 7,260,697
Series B-1 , RB , 5.00% , 11/15/35 ....... 1,000 1,041,593
Series B-1 , RB , 5.00% , 11/15/36 ....... 15,000 15,437,183
Series B-2 , RB , 5.00% , 11/15/37 ....... 12,700 13,053,224
Series B-2 , RB , 5.00% , 11/15/38 ....... 2,745 2,817,804
Series 2022A , RB , 4.00% , 11/15/40 ..... 5,000 5,038,633
Series 2017A , RB , 5.00% , 11/15/42 ..... 5,000 5,126,923
Series 2024B-1 , RB , 5.00% , 11/15/43 .... 10,000 10,983,907
Series 2022A , RB , 5.00% , 11/15/46 ..... 4,000 4,240,489
Series B-1 , RB , 5.00% , 11/15/46 ....... 1,895 1,927,960
Series 2017A , RB , 5.00% , 11/15/47 ..... 4,770 4,861,739
Series 2024A , 5.00% , 11/15/49 ........ 6,785 7,233,877
Series B-1 , RB , 5.25% , 11/15/57 ....... 1,000 1,027,635
Monroe County Industrial Development Corp.
Series 2023A , RB , 5.00% , 07/01/34 ..... 3,000 3,497,430
Series 2020A , RB , 4.00% , 07/01/50 ..... 32,280 30,930,228
Series 2023A , RB , 5.00% , 07/01/53 ..... 6,750 7,229,602
MTA Hudson Rail Yards Trust Obligations
Series 2016A , RB , 5.00% , 11/15/51 ..... 4,000 4,000,191
Series 2016A , RB , 5.00% , 11/15/56 ..... 10,000 9,999,953
Nassau County Interim Finance Authority
Series 2021A , RB , 5.00% , 11/15/30 ..... 2,500 2,831,780
Series 2021A , RB , 5.00% , 11/15/31 ..... 10,000 11,403,255
Series 2021A , RB , 5.00% , 11/15/32 ..... 5,015 5,703,628
Series 2021A , RB , 4.00% , 11/15/34 ..... 2,210 2,371,475
Series 2021A , RB , 5.00% , 11/15/34 ..... 5,020 5,676,719
Series 2021A , RB , 4.00% , 11/15/35 ..... 945 1,009,875
Series 2021A , RB , 5.00% , 11/15/35 ..... 5,180 5,837,193
New York City Municipal Water Finance Authority
Series 2020CC-2 , RB , 5.00% , 06/15/25 ... 1,375 1,384,462
Series 2015FF , RB , 5.00% , 06/15/27 .... 1,335 1,343,839
Series 2020DD-2 , RB , 5.00% , 06/15/27 ... 5,375 5,468,271
Series 2022EE , RB , 5.00% , 06/15/28 .... 3,520 3,798,261
Series 2020GG-2 , RB , 5.00% , 06/15/29 .. 13,500 14,304,392
Series 2020EE , RB , 5.00% , 06/15/30 .... 3,500 3,919,158
Series 2020DD-1 , RB , 5.00% , 06/15/30 ... 2,000 2,239,519
Series 2015GG , RB , 5.00% , 06/15/31 .... 5,825 5,857,193
Series 2021DD , RB , 5.00% , 06/15/31 .... 4,280 4,866,205
Series 2018EE , RB , 5.00% , 06/15/32 .... 7,880 7,995,213
Series 2016 , RB , 4.00% , 06/15/33 ...... 1,400 1,422,765
Series 2017EE , RB , 5.00% , 06/15/33 .... 3,945 4,121,336
Series 2019FF-2 , RB , 5.00% , 06/15/35 ... 26,665 28,766,397
Series 2019FF-2 , RB , 4.00% , 06/15/36 ... 6,315 6,473,580
Series 2017EE , RB , 5.00% , 06/15/36 .... 2,000 2,079,035
Series 2017EE , RB , 5.25% , 06/15/36 .... 2,000 2,092,207
Series 2016 , RB , 4.00% , 06/15/37 ...... 11,855 11,948,652
Series 2019FF-2 , RB , 4.00% , 06/15/37 ... 9,245 9,415,017
Series 2015HH , RB , 5.00% , 06/15/37 .... 9,860 9,906,335
Series 2015GG , RB , 5.00% , 06/15/37 .... 1,815 1,823,529
Series 2019DD-1 , RB , 5.00% , 06/15/37 ... 2,720 2,881,208
Series 2018FF , RB , 5.00% , 06/15/38 .... 1,000 1,056,274
Series 2022EE , RB , 4.00% , 06/15/39 .... 2,000 2,036,948
Series 2015GG , RB , 5.00% , 06/15/39 .... 5,780 5,805,515
Series 2018FF , RB , 5.00% , 06/15/39 .... 5,750 6,052,716
Series 2015FF , RB , 5.00% , 06/15/39 .... 14,135 14,197,396
Series 2019EE-1 , RB , 5.00% , 06/15/39 ... 5,000 5,338,025
Series 2022EE , RB , 5.00% , 06/15/39 .... 6,250 7,005,405
Series 2021AA-2 , RB , 3.00% , 06/15/40 ... 8,470 7,588,202
Series 2019EE-2 , RB , 4.00% , 06/15/40 ... 6,500 6,520,581
Series 2020AA , RB , 4.00% , 06/15/40 .... 7,295 7,320,590

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2025
iShares
®
National Muni Bond ETF
46
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2018EE , RB , 5.00% , 06/15/40 .... USD 6,650 $ 6,909,902
Series 2018DD-2 , RB , 5.00% , 06/15/40 ... 2,500 2,598,381
Series 2018FF , RB , 5.00% , 06/15/40 .... 7,935 8,327,200
Series 2019EE-2 , RB , 5.00% , 06/15/40 ... 2,010 2,140,819
Series 2020AA , RB , 5.00% , 06/15/40 .... 2,480 2,657,675
Series 2020DD-3 , RB , 4.00% , 06/15/41 ... 6,955 6,951,497
Series 2019FF-2 , RB , 4.00% , 06/15/41 ... 4,590 4,582,242
Series 2020FF , RB , 4.00% , 06/15/41 .... 1,000 999,496
Series 2020FF , RB , 5.00% , 06/15/41 .... 1,000 1,069,250
Series 2021BB-2 , RB , 4.00% , 06/15/42 ... 12,505 12,457,556
Series 2021AA-2 , RB , 4.00% , 06/15/42 ... 3,420 3,407,025
Series 2020DD-3 , RB , 4.00% , 06/15/42 ... 4,500 4,462,449
Series 2020CC-2 , RB , 4.00% , 06/15/42 ... 11,000 10,894,728
Series 2020EE , RB , 4.00% , 06/15/42 .... 5,000 4,958,277
Series 2021AA-2 , RB , 4.00% , 06/15/43 ... 10,000 9,920,719
Series 2011FF-2 , RB , VRDN ( JPMorgan
Chase Bank NA SBPA ), 1.70% , 03/03/25
(b)
17,750 17,750,000
Series 2022BB-1 , RB , 3.00% , 06/15/44 ... 10,695 8,893,143
Series 2022EE , RB , 4.00% , 06/15/45 .... 5,000 4,923,733
Series 2022BB-1 , RB , 4.00% , 06/15/45 ... 5,450 5,366,868
Series 2022EE , RB , 5.00% , 06/15/45 .... 28,895 30,603,006
Series 2017AA , RB , 4.00% , 06/15/46 .... 3,275 3,229,263
Series 2023DD , RB , 4.13% , 06/15/46 .... 3,500 3,499,513
Series CC-1 , RB , 5.00% , 06/15/46 ...... 14,800 15,026,954
Series 2023DD , RB , 5.25% , 06/15/46 .... 5,000 5,458,192
Series 2013BB , RB , 4.00% , 06/15/47 .... 18,165 17,807,605
Series 2023DD , RB , 4.13% , 06/15/47 .... 5,000 4,994,211
Series 2023AA-3 , RB , 5.00% , 06/15/47 ... 2,595 2,765,396
Series 2017DD , RB , 5.00% , 06/15/47 .... 19,590 19,996,144
Series 2024BB-2 , RB , 5.25% , 06/15/47 ... 43,315 47,260,217
Series 2017DD , RB , 5.25% , 06/15/47 .... 7,735 7,941,849
Series DD-1 , RB , 4.00% , 06/15/48 ...... 8,830 8,618,411
Series 2022AA-1 , RB , 5.00% , 06/15/48 ... 9,040 9,519,706
Series DD-1 , RB , 5.00% , 06/15/48 ...... 40,855 41,978,942
Series 2018CC-1 , RB , 5.00% , 06/15/48 ... 26,130 26,725,137
Series 2020GG-1 , RB , 5.00% , 06/15/48 .. 18,695 19,529,790
Series 2019DD-1 , RB , 4.00% , 06/15/49 ... 3,860 3,761,801
Series 2019FF-1 , RB , 4.00% , 06/15/49 ... 10,000 9,745,598
Series 2020BB-1 , RB , 4.00% , 06/15/49 ... 12,000 11,694,717
Series 2020CC-1 , RB , 4.00% , 06/15/49 ... 7,930 7,728,259
Series 2020CC-1 , RB , 5.00% , 06/15/49 ... 1,500 1,572,133
Series 2019FF-1 , RB , 5.00% , 06/15/49 ... 3,500 3,652,111
Series 2020BB-1 , RB , 5.00% , 06/15/49 ... 31,975 33,512,630
Series AA-1 , RB , VRDN ( JPMorgan Chase
Bank NA SBPA ), 1.70% , 03/03/25
(b)
... 7,765 7,765,000
Series 2021BB-1 , RB , 3.00% , 06/15/50 ... 8,780 6,748,061
Series 2021AA-1 , RB , 4.00% , 06/15/50 ... 15,500 15,025,030
Series 2020GG-1 , RB , 4.00% , 06/15/50 .. 11,500 11,140,629
Series 2020GG-1 , RB , 5.00% , 06/15/50 .. 8,445 8,817,947
Series BB , RB , VRDN ( TD Bank NA SBPA ),
1.80% , 03/10/25
(b)
............... 25,625 25,625,000
Series 2021CC-1 , RB , 4.00% , 06/15/51 ... 1,750 1,682,835
Series 2022AA-1 , RB , 4.00% , 06/15/51 ... 8,250 7,933,366
Series 2025AA, Sub-Series AA-1 , RB ,
5.00% , 06/15/51 ................ 19,500 20,841,891
Series 2021CC-1 , RB , 5.00% , 06/15/51 ... 5,530 5,807,162
Series 2025BB , RB , 5.00% , 06/15/52
(a)
... 10,000 10,680,058
Series 2023CC , RB , VRDN ( Barclays Bank
plc SBPA ), 1.35% , 03/03/25
(b)
....... 81,470 81,470,000
Series 2025AA , RB , 4.00% , 06/15/54 .... 12,700 12,037,404
Series 2024CC-1 , RB , 5.25% , 06/15/54 ... 21,275 23,056,749
Series 2024BB-1 , RB , 5.25% , 06/15/54 ... 21,290 22,972,764
Series 2025BB , RB , 5.25% , 06/15/55
(a)
... 10,000 10,877,822
New York City Transitional Finance Authority
Series 2013A-6 , RB , 5.00% , 08/01/27 .... 2,420 2,551,202
Security
Par (000)
Par (000) Value
New York (continued)
Series 2025F, Sub-Series F-1 , RB ,
5.00% , 11/01/27 ................ USD 3,405 $ 3,607,576
Series 2025F, Sub-Series F-1 , RB ,
5.00% , 11/01/28 ................ 3,000 3,236,430
Series 2024D-1 , RB , 5.00% , 11/01/29 .... 8,075 8,863,788
Series 2025C, Sub-Series C-1 , RB ,
5.00% , 05/01/30 ................ 3,000 3,318,516
Series 2025E , RB , 5.00% , 11/01/30 ..... 9,500 10,589,098
Series 2025F, Sub-Series F-1 , RB ,
5.00% , 11/01/30
(a)
............... 2,500 2,786,605
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/31 ................ 20,000 22,607,836
Series 2025F, Sub-Series F-1 , RB ,
5.00% , 11/01/32
(a)
............... 2,500 2,851,065
Series 2024D-1 , RB , 5.00% , 11/01/33 .... 8,000 9,216,196
Series 2024D-1 , RB , 5.00% , 11/01/34 .... 10,000 11,569,096
Series 2024B , RB , 5.00% , 05/01/35 ..... 5,000 5,720,245
Series 2024D-1 , RB , 5.00% , 11/01/35 .... 10,000 11,499,344
Series 2025E , RB , 5.00% , 11/01/35 ..... 5,160 5,969,935
Series 2024D-1 , RB , 5.00% , 11/01/36 .... 5,200 5,961,027
Series 2025B, Sub-Series B-1 , RB ,
5.00% , 11/01/36 ................ 4,920 5,673,739
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/36 ................ 2,600 2,998,317
Series 2025E , RB , 5.00% , 11/01/37 ..... 15,000 17,165,619
Series 2024D-1 , RB , 5.00% , 11/01/37 .... 7,500 8,534,635
Series 2025F, Sub-Series F-1 , RB ,
5.00% , 11/01/37
(a)
............... 1,750 2,013,643
Series 2025B, Sub-Series B-1 , RB ,
5.00% , 11/01/38 ................ 10,105 11,481,817
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/38 ................ 11,000 12,498,762
Series 2024B , RB , 5.00% , 05/01/39 ..... 1,500 1,687,919
Series 2024D-1 , RB , 5.00% , 11/01/39 .... 5,850 6,570,264
Series F-1 , RB , 4.00% , 02/01/40 ....... 600 600,440
Series 2024B , RB , 5.00% , 05/01/40 ..... 2,500 2,794,512
Series 2025D , RB , 5.00% , 05/01/41 ..... 7,265 8,114,990
Series 2025C, Sub-Series C-1 , RB ,
5.00% , 05/01/41 ................ 3,000 3,350,994
Series 2025D , RB , 5.00% , 05/01/42 ..... 2,000 2,210,774
Series 2025E , RB , 5.00% , 11/01/42 ..... 7,500 8,290,402
Series 2024G-1 , RB , 5.00% , 05/01/43 .... 4,000 4,362,760
Series 2024B , RB , 5.00% , 05/01/43 ..... 3,000 3,259,513
Series 2025E , RB , 5.00% , 11/01/43 ..... 6,000 6,568,772
Series 2024B , RB , 5.50% , 05/01/44 ..... 2,000 2,249,731
Series 2024F-1 , RB , 5.00% , 02/01/45 .... 8,045 8,658,908
Series 2024G-1 , RB , 5.00% , 05/01/45 .... 11,000 11,858,779
Series 2025C, Sub-Series C-1 , RB ,
5.00% , 05/01/46 ................ 5,000 5,381,398
Series 2025D , RB , 5.00% , 05/01/46 ..... 9,925 10,682,074
Series 2024F-1 , RB , 5.00% , 02/01/47 .... 30,090 32,154,923
Series 2024G-1 , RB , 5.00% , 05/01/47 .... 12,250 13,109,943
Series 2025C, Sub-Series C-1 , RB ,
5.00% , 05/01/47 ................ 10,000 10,733,373
Series 2024B , RB , 5.50% , 05/01/47 ..... 2,500 2,779,586
Series 2024F-1 , RB , 5.00% , 02/01/48 .... 9,575 10,210,302
Series 2024C , RB , 5.25% , 05/01/48 ..... 6,855 7,424,602
Series 2024G, Sub-Series G-1 , RB ,
5.25% , 05/01/49 ................ 2,405 2,610,220
Series 2024G-1 , RB , 5.00% , 05/01/52 .... 3,400 3,618,630
Series 2025, Sub-Series C-4 , RB , VRDN
( Sumitomo Mitsui Banking Corp. LOC ),
1.84% , 03/10/25
(b)
............... 6,000 6,000,000
Series 2024B , RB , 4.38% , 05/01/53 ..... 25,000 24,951,505
Series 2025E , RB , 4.13% , 11/01/53 ..... 9,490 9,185,769

Schedule of Investments
(continued)
February 28, 2025
iShares
®
National Muni Bond ETF
Schedule of Investments
47
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2025E , RB , 5.00% , 11/01/53 ..... USD 17,620 $ 18,793,691
New York City Transitional Finance Authority
Building Aid
Series 2019S-2A , RB , 5.00% , 07/15/25
( SAW ) ....................... 2,465 2,484,899
Series 2018S-4A , RB , 5.00% , 07/15/25
( SAW ) ....................... 1,850 1,866,669
Series 2015S-2 , RB , 5.00% , 07/15/28 ( SAW ) 10,100 10,181,066
Series S-1 , RB , 5.00% , 07/15/29 ( SAW ) .. 3,000 3,161,626
Series 2016S-1 , RB , 5.00% , 07/15/29 ( SAW ) 4,770 4,854,943
Series 2015S-1 , RB , 5.00% , 07/15/31 ( SAW ) 11,050 11,074,676
Series 2019S-3A , RB , 5.00% , 07/15/31
( SAW ) ....................... 8,295 8,872,146
Series 2018S-4A , RB , 5.00% , 07/15/31
( SAW ) ....................... 2,500 2,673,944
Series S-2 , RB , 5.00% , 07/15/31 ( SAW ) .. 2,025 2,123,322
Series 2016S-1 , RB , 5.00% , 07/15/32 ( SAW ) 5,000 5,086,452
Series 2022S-1A , RB , 5.00% , 07/15/32
( SAW ) ....................... 1,500 1,699,948
Series 2018S-4A , RB , 5.00% , 07/15/32
( SAW ) ....................... 2,750 2,936,050
Series 2022S-1A , RB , 5.00% , 07/15/33
( SAW ) ....................... 6,250 7,068,343
Series 2015S-2 , RB , 5.00% , 07/15/33 ( SAW ) 2,000 2,013,698
Series 2022S-1A , RB , 4.00% , 07/15/34
( SAW ) ....................... 1,000 1,048,408
Series 2015S-2 , RB , 5.00% , 07/15/34 ( SAW ) 7,500 7,551,092
Series 2019S-2A , RB , 5.00% , 07/15/34
( SAW ) ....................... 3,000 3,189,400
Series 2022S-1A , RB , 4.00% , 07/15/35
( SAW ) ....................... 16,175 16,851,107
Series 2019S-2A , RB , 5.00% , 07/15/35
( SAW ) ....................... 3,000 3,180,856
Series 2015S-1 , RB , 5.00% , 07/15/35 ( SAW ) 1,500 1,503,350
Series S-1 , RB , 5.00% , 07/15/35 ( SAW ) .. 8,425 8,779,851
Series 2019S-3A , RB , 5.00% , 07/15/35
( SAW ) ....................... 5,000 5,301,426
Series 2015S-2 , RB , 5.00% , 07/15/35 ( SAW ) 1,500 1,510,053
Series 2019S-2A , RB , 4.00% , 07/15/36
( SAW ) ....................... 2,000 2,026,794
Series 2019S-3A , RB , 5.00% , 07/15/36
( SAW ) ....................... 5,000 5,293,471
Series 2015S-1 , RB , 5.00% , 07/15/36 ( SAW ) 10,000 10,022,331
Series 2015S-2 , RB , 5.00% , 07/15/36 ( SAW ) 1,500 1,509,833
Series 2019S-3A , RB , 5.00% , 07/15/37
( SAW ) ....................... 1,000 1,056,503
Series 2018S-4A , RB , 5.00% , 07/15/37
( SAW ) ....................... 5,200 5,493,814
Series 2022S-1A , RB , 3.00% , 07/15/38
( SAW ) ....................... 10,400 9,441,625
Series 2019S-3A , RB , 4.00% , 07/15/38
( SAW ) ....................... 2,500 2,512,099
Series 2022, Sub-Series S-1A , RB ,
3.00% , 07/15/39 ( SAW ) ........... 1,535 1,370,502
Series 2015S-1 , RB , 5.00% , 07/15/40 ( SAW ) 1,000 1,001,995
Series 2015S-2 , RB , 5.00% , 07/15/40 ( SAW ) 6,240 6,271,751
Series 2015S-1 , RB , 5.00% , 07/15/43 ( SAW ) 1,170 1,172,055
Series 2018S-3 , RB , 5.00% , 07/15/43 ( SAW ) 6,250 6,498,503
Series 2016S-1 , RB , 5.00% , 07/15/43 ( SAW ) 12,900 13,052,157
Series 2019S-1 , RB , 5.00% , 07/15/43 ( SAW ) 10,710 11,135,834
Series 2020S-1 , RB , 3.00% , 07/15/49 ( SAW ) 1,375 1,074,953
New York City Transitional Finance Authority
Future Tax Secured
Series C , RB , 5.00% , 11/01/25 ......... 2,075 2,107,643
Series 2023E-1 , RB , 5.00% , 11/01/25 .... 14,775 15,007,431
Security
Par (000)
Par (000) Value
New York (continued)
Series 2021F-1 , RB , 5.00% , 11/01/25 .... USD 17,475 $ 17,749,906
Series 2020B-1 , RB , 5.00% , 11/01/26 .... 1,245 1,294,767
Series C , RB , 5.00% , 11/01/26 ......... 4,355 4,529,084
Series 2021F-1 , RB , 5.00% , 11/01/26 .... 1,210 1,258,368
Series 2022A-1 , RB , 5.00% , 11/01/26 .... 2,240 2,329,540
Series 2022B-1 , RB , 5.00% , 08/01/27 .... 2,960 3,120,479
Series 2021A , RB , 5.00% , 11/01/27 ..... 3,920 4,153,216
Series 2022A-1 , RB , 5.00% , 11/01/27 .... 4,620 4,894,861
Series 2015C , RB , 5.00% , 11/01/27 ..... 5,145 5,162,490
Series 2022D-1 , RB , 5.00% , 11/01/27 .... 5,000 5,297,469
Series C , RB , 5.00% , 11/01/27 ......... 1,100 1,116,425
Series 2016A-1 , RB , 5.00% , 08/01/28 .... 2,400 2,421,335
Series 2021A , RB , 5.00% , 11/01/28 ..... 3,000 3,236,430
Series 2018-1 , RB , 5.00% , 11/01/28 ..... 6,000 6,331,681
Series C , RB , 5.00% , 11/01/28 ......... 1,000 1,014,272
Series 2021F-1 , RB , 5.00% , 11/01/28 .... 19,530 21,069,161
Series 2023E-1 , RB , 5.00% , 11/01/28 .... 12,010 12,956,509
Series 2016A-1 , RB , 5.00% , 08/01/29 .... 5,000 5,042,390
Series 2013A-6 , RB , 5.00% , 08/01/29 .... 5,560 6,077,169
Series 2023E-1 , RB , 5.00% , 11/01/29 .... 9,700 10,647,522
Series C , RB , 5.00% , 11/01/29 ......... 7,270 7,594,642
Series 2021A , RB , 5.00% , 11/01/29 ..... 7,715 8,468,622
Series 2022D-1 , RB , 5.00% , 11/01/29 .... 6,860 7,530,103
Series 2016E-1 , RB , 5.00% , 02/01/30 .... 1,440 1,466,173
Series 2018B-1 , RB , 5.00% , 08/01/30 .... 1,000 1,049,154
Series 2023B-1 , RB , 5.00% , 11/01/30 .... 4,000 4,458,568
Series 2015E-1 , RB , 5.00% , 02/01/31 .... 2,250 2,253,129
Series 2016E-1 , RB , 5.00% , 02/01/31 .... 1,000 1,017,633
Series 2021C-1 , RB , 5.00% , 05/01/31 .... 3,500 3,897,067
Series 2017F-1 , RB , 5.00% , 05/01/31 .... 5,000 5,217,281
Series B , RB , 5.00% , 08/01/31 ......... 3,500 3,593,948
Series 2016A-1 , RB , 5.00% , 08/01/31 .... 1,300 1,310,273
Series 2017E-1 , RB , 5.00% , 02/01/32 .... 3,100 3,217,376
Series 2017A-1 , RB , 5.00% , 05/01/32 .... 3,380 3,450,751
Series 2017F-1 , RB , 5.00% , 05/01/32 .... 3,250 3,387,948
Series B , RB , 5.00% , 08/01/32 ......... 1,760 1,804,785
Series 2021A , RB , 5.00% , 11/01/32 ..... 3,035 3,365,108
Series 2022D-1 , RB , 5.00% , 11/01/32 .... 5,025 5,694,015
Series 2017E-1 , RB , 5.00% , 02/01/33 .... 1,000 1,036,853
Series 2015E-1 , RB , 5.00% , 02/01/33 .... 1,710 1,712,378
Series 2018C-2 , RB , 5.00% , 05/01/33 .... 13,990 14,814,716
Series 2018B-1 , RB , 5.00% , 08/01/33 .... 1,000 1,045,617
Series 2018A-2 , RB , 5.00% , 08/01/33 .... 3,570 3,732,854
Series 2022A-1 , RB , 5.00% , 11/01/33 .... 3,000 3,368,351
Series 2021F-1 , RB , 5.00% , 11/01/33 .... 2,500 2,785,936
Series 2021A , RB , 5.00% , 11/01/33 ..... 3,055 3,374,988
Series 2017E-1 , RB , 5.00% , 02/01/34 .... 4,595 4,760,523
Series 2016E-1 , RB , 5.00% , 02/01/34 .... 5,430 5,514,458
Series 2015E-1 , RB , 5.00% , 02/01/34 .... 1,000 1,001,391
Series 2017A-1 , RB , 5.00% , 05/01/34 .... 3,010 3,069,548
Series 2024A-1 , RB , 5.00% , 05/01/34 .... 6,000 6,872,201
Series 2019A-1 , RB , 5.00% , 08/01/34 .... 2,030 2,153,509
Series B-1 , RB , 5.00% , 08/01/34 ....... 1,000 1,060,842
Series 2022A-1 , RB , 5.00% , 11/01/34 .... 5,335 5,974,216
Series 2019C-1 , RB , 5.00% , 11/01/34 .... 4,000 4,294,025
Series 2020B-1 , RB , 5.00% , 11/01/34 .... 1,000 1,082,178
Series 2015E-1 , RB , 5.00% , 02/01/35 .... 2,630 2,633,658
Series 2020A-2 , RB , 5.00% , 05/01/35 .... 1,235 1,324,843
Series 2018B-1 , RB , 4.00% , 08/01/35 .... 1,605 1,630,764
Series B-1 , RB , 5.00% , 08/01/35 ....... 3,000 3,178,700
Series 2018A-2 , RB , 5.00% , 08/01/35 .... 2,165 2,258,574
Series 2016A-1 , RB , 5.00% , 08/01/35 .... 1,670 1,681,414
Series 2020B-1 , RB , 5.00% , 11/01/35 .... 8,500 9,177,797
Series B-1 , RB , 5.00% , 11/01/35 ....... 2,475 2,502,177
Series 2020C-1 , RB , 4.00% , 05/01/36 .... 5,000 5,154,072

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2025
iShares
®
National Muni Bond ETF
48
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2021C-1 , RB , 4.00% , 05/01/36 .... USD 5,000 $ 5,154,072
Series 2017F-1 , RB , 5.00% , 05/01/36 .... 3,210 3,332,118
Series 2020A-2 , RB , 5.00% , 05/01/36 .... 5,000 5,353,482
Series B , RB , 5.00% , 08/01/36 ......... 9,000 9,208,965
Series 2022A-1 , RB , 4.00% , 11/01/36 .... 5,005 5,175,513
Series 2021A , RB , 5.00% , 11/01/36 ..... 16,345 17,821,725
Series 2017E-1 , RB , 5.00% , 02/01/37 .... 2,685 2,773,685
Series 2016E-1 , RB , 5.00% , 02/01/37 .... 5,135 5,210,702
Series 2020C-1 , RB , 4.00% , 05/01/37 .... 4,750 4,869,813
Series 2017F-1 , RB , 4.00% , 05/01/37 .... 6,935 7,005,456
Series 2021C-1 , RB , 5.00% , 05/01/37 .... 11,385 12,411,844
Series 2020A-2 , RB , 5.00% , 05/01/37 .... 2,500 2,670,653
Series B , RB , 4.00% , 08/01/37 ......... 1,080 1,087,425
Series 2016A-1 , RB , 5.00% , 08/01/37 .... 2,500 2,516,881
Series 2019A-1 , RB , 5.00% , 08/01/37 .... 1,560 1,649,780
Series B-1 , RB , 5.25% , 08/01/37 ....... 3,000 3,199,702
Series 2021A , RB , 3.00% , 11/01/37 ..... 2,000 1,829,979
Series 2019C-1 , RB , 4.00% , 11/01/37 .... 11,000 11,223,575
Series 2023D-1 , RB , 5.25% , 11/01/37 .... 3,375 3,829,376
Series 2023B-1 , RB , 5.25% , 11/01/37 .... 2,000 2,269,260
Series 2020C-1 , RB , 4.00% , 05/01/38 .... 9,000 9,181,850
Series 2024A-1 , RB , 5.00% , 05/01/38 .... 1,000 1,121,628
Series 2023A-1 , RB , 4.00% , 08/01/38 .... 1,500 1,537,284
Series B , RB , 5.00% , 08/01/38 ......... 9,000 9,201,461
Series 2021D-1 , RB , 4.00% , 11/01/38 .... 11,875 12,093,252
Series 2019C-1 , RB , 4.00% , 11/01/38 .... 1,000 1,016,566
Series 2023B-1 , RB , 5.25% , 11/01/38 .... 1,000 1,130,751
Series 2022C-1 , RB , 4.00% , 02/01/39 .... 2,960 3,019,100
Series 2021E-1 , RB , 4.00% , 02/01/39 .... 3,000 3,052,124
Series 2017F-1 , RB , 5.00% , 05/01/39 .... 11,400 11,782,545
Series 2020A-2 , RB , 5.00% , 05/01/39 .... 3,385 3,596,770
Series 2024A-1 , RB , 5.00% , 05/01/39 .... 2,005 2,243,546
Series C-3 , RB , 5.00% , 05/01/39 ....... 7,015 7,368,889
Series 2011A-4 , RB , VRDN ( Barclays Bank
plc SBPA ), 1.35% , 03/03/25
(b)
....... 2,335 2,335,000
Series 2022B-1 , RB , 4.00% , 08/01/39 .... 6,500 6,604,787
Series 2021A , RB , 3.00% , 11/01/39 ..... 10,630 9,431,163
Series 2019C-1 , RB , 4.00% , 11/01/39 .... 10,135 10,258,837
Series 2021D-1 , RB , 4.00% , 11/01/39 .... 4,000 4,051,881
Series 2023E-1 , RB , 5.00% , 11/01/39 .... 16,135 18,058,879
Series 2021E-1 , RB , 4.00% , 02/01/40 .... 2,500 2,527,366
Series 2022F-1 , RB , 5.00% , 02/01/40 .... 1,350 1,480,041
Series 2017E-1 , RB , 5.00% , 02/01/40 .... 7,500 7,708,541
Series 2016E-1 , RB , 5.00% , 02/01/40 .... 4,150 4,207,817
Series 2021C-1 , RB , 4.00% , 05/01/40 .... 5,000 5,052,826
Series 2020C-1 , RB , 4.00% , 05/01/40 .... 1,000 1,010,565
Series 2024A-1 , RB , 5.00% , 05/01/40 .... 2,000 2,223,801
Series 2017A-1 , RB , 5.00% , 05/01/40 .... 3,200 3,256,704
Series C-3 , RB , 5.00% , 05/01/40 ....... 6,260 6,549,849
Series 2018A-3 , RB , 5.00% , 08/01/40 .... 5,000 5,174,722
Series 2019C-1 , RB , 4.00% , 11/01/40 .... 18,370 18,554,833
Series 2015E-1 , RB , 5.00% , 02/01/41 .... 15,650 15,671,764
Series 2022F-1 , RB , 5.00% , 02/01/41 .... 3,665 3,983,423
Series 2020A-3 , RB , 4.00% , 05/01/41 .... 25,880 26,042,286
Series 2021C-1 , RB , 4.00% , 05/01/41 .... 2,000 2,012,395
Series C-3 , RB , 5.00% , 05/01/41 ....... 2,000 2,086,346
Series 2019A-1 , RB , 4.00% , 08/01/41 .... 2,000 2,001,256
Series 2018A-3 , RB , 5.00% , 08/01/41 .... 5,000 5,161,876
Series 2020B-1 , RB , 4.00% , 11/01/41 .... 1,000 1,006,982
Series 2021E-1 , RB , 4.00% , 02/01/42 .... 5,000 5,008,198
Series 2022C-1 , RB , 4.00% , 02/01/42 .... 4,230 4,237,975
Series C-3 , RB , 4.00% , 05/01/42 ....... 5,780 5,714,621
Series 2021C-1 , RB , 4.00% , 05/01/42 .... 7,770 7,780,590
Series 2020A-3 , RB , 4.00% , 05/01/42 .... 10,795 10,826,570
Security
Par (000)
Par (000) Value
New York (continued)
Series 2019, Sub-Series B-4 , RB , VRDN
( JPMorgan Chase Bank NA SBPA ),
1.70% , 03/03/25
(b)
............... USD 11,000 $ 11,000,000
Series 2018B-1 , RB , 4.00% , 08/01/42 .... 4,155 4,096,116
Series 2018A-3 , RB , 4.00% , 08/01/42 .... 4,750 4,682,683
Series 2022B-1 , RB , 4.00% , 08/01/42 .... 7,710 7,720,782
Series 2019A-1 , RB , 5.00% , 08/01/42 .... 3,040 3,173,929
Series 2023A-1 , RB , 5.25% , 08/01/42 .... 6,425 7,088,772
Series 2019C-1 , RB , 4.00% , 11/01/42 .... 9,540 9,569,691
Series 2020B-1 , RB , 4.00% , 11/01/42 .... 5,750 5,769,885
Series 2021E-1 , RB , 4.00% , 02/01/43 .... 4,000 3,944,665
Series 2017E-1 , RB , 5.00% , 02/01/43 .... 2,820 2,885,883
Series 2022F-1 , RB , 5.00% , 02/01/43 .... 1,000 1,071,604
Series 2020A-3 , RB , 4.00% , 05/01/43 .... 2,955 2,948,461
Series 2021C-1 , RB , 4.00% , 05/01/43 .... 5,000 4,931,806
Series C-3 , RB , 4.00% , 05/01/43 ....... 5,000 4,912,946
Series 2021D-1 , RB , 4.00% , 11/01/43 .... 13,000 12,835,935
Series 2017E-1 , RB , 4.00% , 02/01/44 .... 2,195 2,176,844
Series 2020A-3 , RB , 4.00% , 05/01/44 .... 11,000 10,906,130
Series 2017F-1 , RB , 4.00% , 05/01/44 .... 1,000 979,719
Series 2015E-3 , RB , VRDN ( JPMorgan
Chase Bank NA SBPA ), 1.70% , 03/03/25
(b)
41,870 41,870,000
Series 2016E-4 , RB , VRDN ( JPMorgan
Chase Bank NA SBPA ), 1.70% , 03/03/25
(b)
31,655 31,655,000
Series 2023F-1 , RB , 5.00% , 02/01/45 .... 20,000 21,433,026
Series 2020C-1 , RB , 4.00% , 05/01/45 .... 5,250 5,146,605
Series 2019A-4 , RB , VRDN ( JPMorgan
Chase Bank NA SBPA ), 1.70% , 03/03/25
(b)
30,100 30,100,000
Series 2022B-1 , RB , 4.00% , 08/01/45 .... 18,165 17,812,114
Series 2018B-1 , RB , 5.00% , 08/01/45 .... 3,500 3,592,978
Series 2022B-1 , RB , 5.00% , 08/01/45 .... 16,000 16,955,824
Series 2023A-1 , RB , 5.00% , 08/01/45 .... 3,140 3,352,855
Series 2020B-1 , RB , 4.00% , 11/01/45 .... 31,680 31,202,209
Series 2023D-1 , RB , 5.50% , 11/01/45 .... 7,650 8,487,840
Series 2021E-1 , RB , 4.00% , 02/01/46 .... 30,580 29,793,033
Series 2022C-1 , RB , 4.00% , 02/01/47 .... 26,305 25,511,418
Series 2021D-1 , RB , 4.00% , 11/01/47 .... 8,725 8,454,352
Series 2020B-1 , RB , 4.00% , 11/01/47 .... 4,000 3,894,882
Series 2022B-1 , RB , 4.00% , 08/01/48 .... 1,750 1,686,757
Series 2023A-1 , RB , 4.00% , 08/01/48 .... 14,595 14,067,554
Series 2023D-1 , RB , 5.25% , 11/01/48 .... 17,985 19,333,319
Series 2021E-1 , RB , 4.00% , 02/01/49 .... 1,000 959,917
Series 2021D-1 , RB , 3.00% , 11/01/50 .... 3,675 2,826,099
Series 2021E-1 , RB , 3.00% , 02/01/51 .... 7,155 5,480,850
Series 2023F-1 , RB , 4.00% , 02/01/51 .... 7,245 6,917,634
Series 2022F-1 , RB , 4.00% , 02/01/51 .... 5,425 5,179,871
Series 2022C-1 , RB , 5.00% , 02/01/51 .... 10,000 10,512,349
Series 2023, Sub-Series A-2 , RB , VRDN
( UBS AG SBPA ), 1.50% , 03/03/25
(b)
... 35,795 35,795,000
Series 2024A-1 , RB , 4.00% , 05/01/53 .... 3,000 2,850,549
New York Power Authority
Series 2022A , RB , 5.00% , 11/15/28 ( AGM ) 1,000 1,088,291
Series 2022A , RB , 5.00% , 11/15/32 ( AGM ) 1,000 1,139,444
Series 2022A , RB , 4.00% , 11/15/37 ( AGM ) 500 523,751
Series 2022A , RB , 4.00% , 11/15/41 ( AGM ) 2,000 2,034,722
Series 2024A , RB , 5.00% , 11/15/42 ..... 2,000 2,272,610
Series 2020A , RB , 4.00% , 11/15/45 ..... 10,555 10,408,381
Series 2020A , RB , 4.00% , 11/15/50 ..... 32,950 31,811,495
Series 2022A , RB , 4.00% , 11/15/52 ( AGM ) 12,825 12,278,263
Series 2020A , RB , 4.00% , 11/15/55 ..... 9,090 8,733,188
Series 2020A , RB , 3.25% , 11/15/60 ..... 1,000 778,979
Series 2020A , RB , 4.00% , 11/15/60 ..... 18,210 17,219,760
Series 2022A , RB , 4.00% , 11/15/61 ( AGM ) 5,000 4,715,995
New York State Dormitory Authority
Series 2015A , RB , 5.00% , 03/15/25 ..... 7,005 7,010,265

Schedule of Investments
(continued)
February 28, 2025
iShares
®
National Muni Bond ETF
Schedule of Investments
49
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2019A , RB , 5.00% , 03/15/25 ..... USD 1,000 $ 1,000,756
Series 2016D , RB , 5.00% , 02/15/26 ..... 5,000 5,110,213
Series 2019D , RB , 5.00% , 02/15/26 ..... 5,020 5,137,461
Series 2015A , RB , 5.00% , 03/15/26 ..... 4,030 4,033,046
Series 2005B , RB , 5.50% , 03/15/26 ( AMBAC ) 1,105 1,138,753
Series 2015A , RB , 5.00% , 03/15/27 ..... 1,365 1,366,032
Series 2005B , RB , 5.50% , 03/15/27 ( AMBAC ) 2,335 2,471,789
Series 1998A , RB , 5.75% , 07/01/27 ( NPFGC ) 235 243,621
Series 2018A , RB , 5.00% , 03/15/28 ..... 5 5,345
Series 2015A , RB , 5.00% , 03/15/28 ..... 3,500 3,502,645
Series 2015B , RB , 5.00% , 03/15/28 ..... 2,000 2,025,325
Series 2005B , RB , 5.50% , 03/15/28 ( AMBAC ) 6,505 7,058,382
Series 2024A , RB , 5.00% , 07/01/28 ..... 25,000 26,505,835
Series 2019D , RB , 5.00% , 02/15/29 ..... 9,705 10,584,833
Series 2017B-2 , RB , 5.00% , 02/15/29 .... 11,700 12,382,790
Series 2020A , RB , 5.00% , 03/15/29 ..... 7,950 8,684,314
Series 2022A , RB , 5.00% , 03/15/29 ..... 5,000 5,461,833
Series 2018E , RB , 5.00% , 03/15/29 ..... 5,200 5,639,259
Series 2019A , RB , 5.00% , 03/15/29 ..... 2,510 2,741,840
Series 2017B-GRP2 , RB , 5.00% , 02/15/30 1,425 1,499,239
Series 2017A , RB , 5.00% , 02/15/30 ..... 4,000 4,169,052
Series 2021E , RB , 5.00% , 03/15/30 ..... 19,205 21,307,625
Series 2021A , RB , 5.00% , 03/15/30 ..... 9,965 11,056,000
Series 2020A , RB , 5.00% , 03/15/30 ..... 5,000 5,547,416
Series 2024B , RB , 5.00% , 03/15/30 ..... 3,000 3,338,917
Series 2015A , RB , 5.00% , 03/15/30 ..... 2,700 2,702,041
Series 2016A , RB , 5.00% , 03/15/30 ..... 5,910 6,089,207
Series 2023A , RB , 5.00% , 03/15/30 ..... 17,535 19,454,788
Series 2022A , RB , 5.00% , 03/15/30 ..... 5,000 5,547,416
Series 2019A , RB , 5.00% , 10/01/30 ( SAW ) 1,000 1,054,329
Series 2017B-2 , RB , 5.00% , 02/15/31 .... 2,000 2,100,315
Series 2017A , RB , 5.00% , 02/15/31 ..... 5,000 5,202,608
Series 2019A , RB , 5.00% , 03/15/31 ..... 1,200 1,298,570
Series 2023A , RB , 5.00% , 03/15/31 ..... 31,125 35,065,612
Series 2015E , RB , 5.00% , 03/15/31 ..... 24,195 24,435,980
Series 2018A , RB , 5.00% , 03/15/31 ..... 3,265 3,474,392
Series 2024A , RB , 5.00% , 03/15/31 ..... 2,570 2,895,377
Series 2015B , RB , 5.00% , 03/15/31 ..... 1,800 1,818,788
Series 2022A , RB , 5.00% , 03/15/31 ..... 10,000 11,266,060
Series 2017A , RB , 5.00% , 02/15/32 ..... 7,050 7,322,066
Series 2017B-2 , RB , 5.00% , 02/15/32 .... 1,200 1,256,996
Series 2015A , RB , 4.00% , 03/15/32 ..... 10,000 10,004,269
Series 2020A , RB , 5.00% , 03/15/32 ..... 6,205 6,898,712
Series 2024A , RB , 5.00% , 03/15/32 ..... 5,565 6,354,970
Series 2018A , RB , 5.00% , 03/15/32 ..... 4,815 5,135,518
Series 2015B , RB , 5.00% , 03/15/32 ..... 3,130 3,161,507
Series 2015E , RB , 5.00% , 03/15/32 ..... 300 302,877
Series 2019D , RB , 5.00% , 02/15/33 ..... 2,205 2,420,864
Series 2017B-2 , RB , 5.00% , 02/15/33 .... 2,000 2,092,098
Series 2023A , RB , 5.00% , 03/15/33 ..... 5,000 5,775,282
Series 2015A , RB , 5.00% , 03/15/33 ..... 2,140 2,141,617
Series 2020A , RB , 5.00% , 03/15/33 ..... 12,500 13,853,901
Series 2021E , RB , 5.00% , 03/15/33 ..... 7,050 8,024,302
Series 2015B , RB , 5.00% , 03/15/33 ..... 4,840 4,887,692
Series 2018C , RB , 5.00% , 03/15/33 ..... 10,950 11,603,671
Series 2018A , RB , 5.00% , 03/15/33 ..... 11,715 12,047,126
Series 2017A , RB , 5.00% , 03/15/33 ..... 2,000 2,076,369
Series 2015E , RB , 5.25% , 03/15/33 ..... 2,305 2,329,635
Series 2023A-2 , RB , 5.00% , 09/15/33 .... 14,690 16,959,153
Series 2014E , RB , 4.00% , 02/15/34 ..... 1,445 1,445,453
Series 2019D , RB , 5.00% , 02/15/34 ..... 21,700 23,758,505
Series 2017B-2 , RB , 5.00% , 02/15/34 .... 5,000 5,224,221
Series 2020A , RB , 4.00% , 03/15/34 ..... 15,620 16,238,355
Series 2015E , RB , 5.00% , 03/15/34 ..... 21,475 21,670,680
Series 2023A , RB , 5.00% , 03/15/34 ..... 7,515 8,643,733
Security
Par (000)
Par (000) Value
New York (continued)
Series 2015B , RB , 5.00% , 03/15/34 ..... USD 4,635 $ 4,679,444
Series 2017A , RB , 5.00% , 03/15/34 ..... 2,000 2,075,053
Series 2019A , RB , 5.00% , 03/15/34 ..... 2,040 2,192,947
Series 2017A , RB , 5.00% , 07/01/34 ..... 3,000 3,134,714
Series 2015E , RB , 3.25% , 03/15/35 ..... 25,000 24,094,593
Series 2020A , RB , 4.00% , 03/15/35 ..... 5,000 5,179,000
Series 2021E , RB , 5.00% , 03/15/35 ..... 14,000 15,806,069
Series 2017A , RB , 5.00% , 03/15/35 ..... 5,000 5,182,352
Series 2021A , RB , 5.00% , 03/15/35 ..... 10,210 11,356,011
Series 2023A-1 , RB , 5.00% , 03/15/35 .... 16,170 18,556,566
Series 2015A , RB , 5.00% , 03/15/35 ..... 1,000 1,000,756
Series 2018E , RB , 5.00% , 03/15/35 ..... 10,190 10,855,826
Series 2022A , RB , 5.00% , 10/01/35 ( BAM ) 6,060 6,670,149
Series 2017B-2 , RB , 5.00% , 02/15/36 .... 2,020 2,103,306
Series 2017A , RB , 5.00% , 02/15/36 ..... 1,500 1,549,874
Series 2021A , RB , 5.00% , 03/15/36 ..... 10,000 11,075,150
Series 2016A , RB , 5.00% , 03/15/36 ..... 10,500 10,786,553
Series 2019A , RB , 5.00% , 03/15/36 ..... 7,000 7,490,496
Series 2018A , RB , 5.00% , 03/15/36 ..... 5,005 5,278,737
Series 2017A , RB , 4.00% , 07/01/36 ..... 5,000 5,060,944
Series 2016A , RB , 5.00% , 07/01/36 ..... 1,275 1,309,093
Series 2019D , RB , 4.00% , 02/15/37 ..... 2,500 2,560,458
Series 2017B-2 , RB , 5.00% , 02/15/37 .... 6,215 6,456,435
Series 2020A , RB , 4.00% , 03/15/37 ..... 9,750 10,006,710
Series 2021E , RB , 4.00% , 03/15/37 ..... 11,000 11,380,294
Series 2019A , RB , 5.00% , 03/15/37 ..... 1,505 1,607,214
Series 2018A , RB , 4.00% , 07/01/37 ..... 14,710 14,916,650
Series 2024A , RB , 5.00% , 10/01/37 ( AGM,
SAW ) ....................... 650 735,195
Series 2019D , RB , 4.00% , 02/15/38 ..... 2,000 2,040,325
Series 2017B , RB , 5.00% , 02/15/38 ..... 1,960 2,033,799
Series 2019A , RB , 5.00% , 03/15/38 ..... 12,500 13,306,175
Series 2018E , RB , 5.00% , 03/15/38 ..... 10,000 10,567,573
Series 2024A , RB , 5.00% , 10/01/38 ( AGM,
SAW ) ....................... 1,000 1,123,571
Series 2018B , RB , 5.00% , 10/01/38 ..... 10,700 11,262,060
Series 2019D , RB , 4.00% , 02/15/39 ..... 4,415 4,477,599
Series 2017B , RB , 5.00% , 02/15/39 ..... 3,000 3,109,480
Series 2021E , RB , 4.00% , 03/15/39 ..... 11,230 11,470,576
Series 2023A , RB , 5.00% , 03/15/39 ..... 1,115 1,245,109
Series 2018C , RB , 5.00% , 03/15/39 ..... 1,500 1,570,527
Series 2023A-1 , RB , 5.00% , 03/15/39 .... 10,000 11,226,823
Series 2019A , RB , 5.00% , 03/15/39 ..... 4,250 4,503,788
Series 2018A , RB , 5.25% , 03/15/39 ..... 6,100 6,499,310
Series 2021A , RB , 4.00% , 07/01/39 ..... 4,750 4,842,500
Series 2016A , RB , 4.00% , 07/01/39 ..... 5,170 5,184,484
Series 2017A , RB , 5.00% , 07/01/39 ..... 5,200 5,399,613
Series 2024A , RB , 5.00% , 10/01/39 ( AGM,
SAW ) ....................... 850 943,549
Series 2016A , RB , 5.00% , 02/15/40 ..... 3,000 3,065,817
Series 2022A , RB , 4.00% , 03/15/40 ..... 6,155 6,216,937
Series 2018E , RB , 5.00% , 03/15/40 ..... 4,000 4,204,227
Series 2021A , RB , 4.00% , 07/01/40 ..... 13,530 13,733,913
Series 2001-1 , RB , 5.50% , 07/01/40
( AMBAC ) ..................... 530 631,285
Series 2016A , RB , 5.00% , 02/15/41 ..... 2,320 2,369,577
Series 2020A , RB , 3.00% , 03/15/41 ..... 5,000 4,437,098
Series 2021E , RB , 3.00% , 03/15/41 ..... 10,250 9,096,726
Series 2021A , RB , 4.00% , 03/15/41 ..... 3,995 3,996,876
Series 2024A , RB , 5.00% , 03/15/41 ..... 5,500 6,121,660
Series 2018E , RB , 5.00% , 03/15/41 ..... 5,000 5,240,779
Series 2022A , RB , 5.00% , 03/15/41 ..... 1,000 1,089,413
Series 2018A , RB , 5.00% , 03/15/41 ..... 3,500 3,639,327
Series 2018A , RB , 4.00% , 07/01/41 ..... 1,000 993,133
Series 2016A , RB , 4.00% , 07/01/41 ..... 1,000 998,681

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2025
iShares
®
National Muni Bond ETF
50
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2017B , RB , 5.00% , 02/15/42 ..... USD 1,000 $ 1,032,893
Series 2020A , RB , 3.00% , 03/15/42 ..... 6,375 5,545,323
Series 2021E , RB , 4.00% , 03/15/42 ..... 5,605 5,591,100
Series 2021A , RB , 4.00% , 03/15/42 ..... 13,515 13,481,483
Series 2017A , RB , 5.00% , 03/15/42 ..... 1,500 1,533,697
Series 2018A , RB , 5.00% , 03/15/42 ..... 4,210 4,364,259
Series 2019A , RB , 5.00% , 07/01/42 ..... 18,785 19,782,756
Series 2021A , RB , 4.00% , 03/15/43 ..... 10,000 9,912,510
Series 2020A , RB , 4.00% , 03/15/43 ..... 5,000 4,937,065
Series 2018A , RB , 4.00% , 03/15/43 ..... 5,000 4,924,526
Series 2024A , RB , 5.00% , 03/15/43 ..... 5,050 5,522,997
Series 2019A , RB , 5.00% , 03/15/43 ..... 2,525 2,631,452
Series 2017A , RB , 5.00% , 03/15/43 ..... 1,000 1,020,106
Series 2017B , RB , 4.00% , 02/15/44 ..... 1,425 1,392,622
Series 2020A , RB , 4.00% , 03/15/44 ..... 5,000 4,890,459
Series 2021E , RB , 4.00% , 03/15/44 ..... 17,500 17,227,467
Series 2021A , RB , 5.00% , 03/15/44 ..... 10,115 10,730,390
Series 2024A , RB , 5.00% , 03/15/44 ..... 2,520 2,736,026
Series 2017A , RB , 5.00% , 03/15/44 ..... 10,000 10,193,430
Series 2018A , RB , 5.00% , 03/15/44 ..... 9,000 9,289,247
Series 2021E , RB , 4.00% , 03/15/45 ..... 5,000 4,884,137
Series 2024A , RB , 5.00% , 03/15/45 ..... 7,250 7,832,573
Series 2018A , RB , 5.00% , 03/15/45 ..... 2,300 2,391,760
Series 2019A , RB , 5.00% , 03/15/45 ..... 9,695 10,051,705
Series 2019A , RB , 4.00% , 07/01/45 ..... 10,000 9,702,078
Series 2015B , RB , 5.00% , 07/01/45 ..... 8,325 8,386,469
Series 2015A , RB , 5.00% , 10/01/45 ..... 3,500 4,082,457
Series 2020A , RB , 4.00% , 03/15/46 ..... 4,905 4,749,449
Series 2021E , RB , 4.00% , 03/15/46 ..... 11,000 10,681,759
Series 2019A , RB , 5.00% , 03/15/46 ..... 1,300 1,345,512
Series 2024A , RB , 5.00% , 03/15/46 ..... 13,510 14,527,827
Series 2021A , RB , 4.00% , 07/01/46 ..... 3,000 2,931,057
Series A-2 , RB , 5.00% , 10/01/46 ....... 3,000 3,351,333
Series 2019D , RB , 4.00% , 02/15/47 ..... 63,585 61,301,535
Series 2018A , RB , 4.00% , 03/15/47 ..... 6,500 6,282,156
Series 2024A , RB , 4.00% , 03/15/47 ..... 6,490 6,263,467
Series 2019A , RB , 5.00% , 03/15/47 ..... 4,780 4,939,107
Series 2022A , RB , 4.00% , 07/01/47 ..... 940 896,149
Series A , RB , 5.00% , 10/01/47 ......... 2,500 2,908,813
Series 2018A , RB , 4.00% , 03/15/48 ..... 950 909,352
Series 2021E , RB , 4.00% , 03/15/48 ..... 7,570 7,299,807
Series 2018E , RB , 5.00% , 03/15/48 ..... 2,800 2,883,527
Series 2015A , RB , 5.00% , 07/01/48 ..... 8,990 9,026,027
Series 2018A , RB , 5.00% , 07/01/48 ..... 1,250 1,306,477
Series 2018A , RB , 5.00% , 10/01/48 ..... 5,500 6,392,580
Series 2019D , RB , 3.00% , 02/15/49 ..... 5,250 4,089,764
Series 2019D , RB , 4.00% , 02/15/49 ..... 3,550 3,407,490
Series 2020A , RB , 3.00% , 03/15/49 ..... 14,820 11,517,983
Series 2022A , RB , 4.00% , 03/15/49 ..... 6,280 6,033,936
Series 2021A , RB , 5.00% , 03/15/49 ..... 5,645 5,910,191
Series 2024A , RB , 5.00% , 03/15/49 ..... 18,970 20,240,263
Series 2024B , RB , 5.00% , 03/15/49 ..... 6,000 6,418,820
Series 2019C , RB , 4.00% , 07/01/49 ..... 11,000 10,523,715
Series 2019A , RB , 5.00% , 07/01/49 ..... 27,825 28,920,537
Series 2024A , RB , 5.00% , 03/15/50 ..... 10,000 10,678,155
Series 2020 , RB , 4.00% , 07/01/50 ...... 5,000 4,746,327
Series 2020A , RB , 4.00% , 07/01/50 ..... 1,500 1,497,209
Series 2019B , RB , 5.00% , 07/01/50 ..... 17,920 18,537,188
Series 2020A , RB , 5.00% , 07/01/50 ..... 6,500 6,776,607
Series 2020A , RB , 5.00% , 10/01/50 ..... 1,000 1,160,080
Series 2021E , RB , 3.00% , 03/15/51 ..... 27,350 20,930,066
Series 2024A , RB , 5.00% , 03/15/51 ..... 22,000 23,476,167
Series 2021A , RB , 5.00% , 07/01/51 ..... 5,000 5,269,076
Series 2024A , RB , 5.25% , 03/15/52 ..... 9,485 10,287,706
Series 2020A , RB , 5.00% , 07/01/53 ..... 3,500 3,659,746
Security
Par (000)
Par (000) Value
New York (continued)
Series 2024B , RB , 4.00% , 03/15/54 ..... USD 5,000 $ 4,781,505
Series 2024A , RB , 5.50% , 07/01/54 ..... 57,525 64,218,874
Series 2024A , RB , 5.00% , 03/15/55 ..... 7,000 7,453,620
New York State Environmental Facilities Corp.
Series 2016A , RB , 5.00% , 06/15/31 ..... 3,055 3,135,378
Series 2016A , RB , 5.00% , 06/15/35 ..... 4,945 5,068,803
Series 2024A , RB , 5.00% , 06/15/38 ..... 2,000 2,320,681
Series 2024A , RB , 5.00% , 06/15/39 ..... 1,000 1,155,655
Series 2015A , RB , 5.00% , 06/15/40 ..... 1,000 1,004,443
Series 2016A , RB , 5.00% , 06/15/41 ..... 2,050 2,089,882
Series 2017A , RB , 5.00% , 06/15/42 ..... 2,140 2,214,014
Series 2017E , RB , 5.00% , 06/15/42 ..... 5,000 5,172,930
Series 2018B , RB , 5.00% , 06/15/43 ..... 10,000 10,411,269
Series 2016A , RB , 4.00% , 06/15/46 ..... 1,545 1,519,756
Series 2017A , RB , 5.00% , 06/15/46 ..... 16,825 17,320,490
Series 2022A , RB , 4.00% , 06/15/47 ..... 15,000 14,862,363
Series 2024A , RB , 5.00% , 06/15/47 ..... 5,645 6,150,382
Series 2017E , RB , 5.00% , 06/15/47 ..... 19,095 19,647,191
Series 2022B , RB , 5.00% , 09/15/47 ..... 5,000 5,377,797
Series 2018B , RB , 5.00% , 06/15/48 ..... 11,310 11,649,052
Series 2019B , RB , 4.00% , 06/15/49 ..... 2,500 2,406,792
Series 2024A , RB , 5.00% , 06/15/49 ..... 2,115 2,289,066
Series 2020B , RB , 3.00% , 10/15/50 ..... 8,725 6,915,414
New York State Thruway Authority
Series 2022A , RB , 5.00% , 03/15/25 ..... 12,490 12,499,738
Series 2021A-1 , RB , 5.00% , 03/15/26 .... 5,000 5,127,385
Series 2021A-1 , RB , 5.00% , 03/15/27 .... 39,000 40,892,682
Series 2022A , RB , 5.00% , 03/15/28 ..... 5,005 5,352,152
Series Q , RB , 5.00% , 01/01/29 ........ 4,390 4,786,240
Series 2021A-1 , RB , 5.00% , 03/15/29 .... 5,000 5,445,165
Series 2022A , RB , 5.00% , 03/15/30 ..... 10,000 11,074,953
Series Q , RB , 5.00% , 01/01/31 ........ 20,000 22,609,396
Series 2022A , RB , 5.00% , 03/15/31 ..... 20,000 22,484,742
Series O , RB , 5.00% , 01/01/33 ........ 6,315 7,119,362
Series L , RB , 5.00% , 01/01/33 ......... 1,000 1,057,809
Series L , RB , 4.00% , 01/01/36 ......... 1,000 1,015,465
Series 2019B , RB , 5.00% , 01/01/36 ..... 2,000 2,187,553
Series 2021A-1 , RB , 4.00% , 03/15/36 .... 2,260 2,337,366
Series 2019B , RB , 4.00% , 01/01/37 ..... 1,750 1,779,670
Series 2019B , RB , 4.00% , 01/01/38 ..... 5,500 5,560,492
Series 2019B , RB , 4.00% , 01/01/39 ..... 3,685 3,708,695
Series 2019B , RB , 4.00% , 01/01/40 ( AGM ) 2,000 2,013,663
Series 2019B , RB , 4.00% , 01/01/41 ..... 2,000 1,972,091
Series 2016A , RB , 5.00% , 01/01/41 ..... 1,005 1,017,637
Series 2021A-1 , RB , 4.00% , 03/15/41 .... 7,190 7,243,275
Series N , RB , 4.00% , 01/01/43 ......... 5,660 5,611,756
Series 2022A , RB , 4.00% , 03/15/44 ..... 40,000 39,742,500
Series N , RB , 4.00% , 01/01/45 ......... 4,060 3,980,724
Series 2019B , RB , 4.00% , 01/01/45 ..... 29,555 28,283,257
Series 2021A-1 , RB , 4.00% , 03/15/45 .... 17,080 16,843,234
Series 2019B , RB , 3.00% , 01/01/46 ..... 2,500 1,982,660
Series 2016A , RB , 5.00% , 01/01/46 ..... 5,000 5,053,875
Series 2021A-1 , RB , 4.00% , 03/15/46 .... 5,315 5,234,073
Series N , RB , 4.00% , 01/01/47 ......... 4,000 3,858,583
Series O , RB , 4.00% , 01/01/48 ........ 5,845 5,651,851
Series 2022A , RB , 5.00% , 03/15/48 ..... 66,125 70,102,571
Series N , RB , 3.00% , 01/01/49 ......... 3,000 2,310,673
Series P , RB , 5.00% , 01/01/49 ......... 1,500 1,607,648
Series 2022A , RB , 4.00% , 03/15/49 ..... 6,570 6,370,294
Series 2019B , RB , 4.00% , 01/01/50 ( AGM ) 2,500 2,397,764
Series 2019B , RB , 4.00% , 01/01/50 ..... 13,500 12,802,864
Series 2021A-1 , RB , 3.00% , 03/15/50 .... 6,000 4,638,410
Series 2016A , RB , 5.00% , 01/01/51 ..... 5,000 5,047,757
Series 2022A , RB , 4.00% , 03/15/51 ..... 21,695 20,873,757
Series 2019B , RB , 4.00% , 01/01/53 ..... 10,155 9,575,019

Schedule of Investments
(continued)
February 28, 2025
iShares
®
National Muni Bond ETF
Schedule of Investments
51
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2022C , RB , 5.00% , 03/15/53 ..... USD 25,000 $ 26,435,745
Series 2022C , RB , 5.00% , 03/15/54 ..... 5,000 5,284,480
Series 2016A , RB , 4.00% , 01/01/56 ..... 1,000 937,741
Series 2016A , RB , 5.25% , 01/01/56 ..... 2,480 2,509,699
Series 2022C , RB , 4.13% , 03/15/56 ..... 8,000 7,669,654
Onondaga County Trust for Cultural Resources
Series 2019 , RB , 5.00% , 12/01/43 ...... 1,000 1,050,490
Series 2019 , RB , 5.00% , 12/01/45 ...... 1,500 1,567,856
Series 2019 , RB , 4.00% , 12/01/49 ...... 2,500 2,409,697
Port Authority of New York & New Jersey
Series 189 , RB , 5.00% , 05/01/27 ....... 1,205 1,209,120
Series 85 , RB , 5.38% , 03/01/28 ........ 1,095 1,146,521
Series 194 , RB , 5.00% , 10/15/28 ....... 2,000 2,025,911
Series 243 , RB , 5.00% , 12/01/28 ....... 1,165 1,266,876
Series 209 , RB , 5.00% , 07/15/29 ....... 4,000 4,270,074
Series 243 , RB , 5.00% , 12/01/29 ....... 3,000 3,320,188
Series 230 , RB , 4.00% , 12/01/30 ....... 1,500 1,603,130
Series 243 , RB , 5.00% , 12/01/30 ....... 5,135 5,774,104
Series 213 , RB , 5.00% , 09/01/31 ....... 10,295 11,270,341
Series 230 , RB , 3.00% , 12/01/31 ....... 5,000 5,008,399
Series 243 , RB , 5.00% , 12/01/31 ....... 4,465 5,096,568
Series 222 , RB , 5.00% , 07/15/32 ....... 1,000 1,114,895
Series 209 , RB , 5.00% , 07/15/32 ....... 3,080 3,269,042
Series 194 , RB , 5.00% , 10/15/32 ....... 1,400 1,416,675
Series 230 , RB , 3.00% , 12/01/32 ....... 3,000 2,990,974
Series 213 , RB , 5.00% , 09/01/33 ....... 1,505 1,638,412
Series 194 , RB , 5.00% , 10/15/33 ....... 3,000 3,034,811
Series 213 , RB , 5.00% , 09/01/34 ....... 5,000 5,428,309
Series 194 , RB , 5.00% , 10/15/34 ....... 4,500 4,549,456
Series 209 , RB , 5.00% , 07/15/35 ....... 1,000 1,053,081
Series 194 , RB , 5.00% , 10/15/35 ....... 10,675 10,789,049
Series 213 , RB , 5.00% , 09/01/36 ....... 3,100 3,339,165
Series 243 , RB , 5.00% , 12/01/36 ....... 5,500 6,370,564
Series 243 , RB , 5.00% , 12/01/37 ....... 2,875 3,313,268
Series 222 , RB , 4.00% , 07/15/38 ....... 9,430 9,661,261
Series 243 , RB , 5.00% , 12/01/38 ....... 4,250 4,872,197
Series 212 , RB , 4.00% , 09/01/39 ....... 2,000 2,026,780
Series 217 , RB , 4.00% , 11/01/39 ....... 2,000 2,026,006
Series 243 , RB , 5.00% , 12/01/39 ....... 1,950 2,218,626
Series 189 , RB , 5.00% , 05/01/40 ....... 5,000 5,009,416
Series 224 , RB , 4.00% , 07/15/40 ....... 3,850 3,918,259
Series 244 , RB , 5.00% , 07/15/40 ....... 4,590 5,256,642
Series 224 , RB , 4.00% , 07/15/41 ....... 8,270 8,359,037
Series 194 , RB , 5.00% , 10/15/41 ....... 24,960 25,130,647
Series 198 , RB , 5.00% , 11/15/41 ....... 9,475 9,706,122
Series 183 , RB , 4.00% , 12/15/41 ....... 1,000 998,457
Series 205 , RB , 5.00% , 11/15/42 ....... 2,655 2,745,969
Series 241 , RB , 5.00% , 07/15/43 ....... 9,000 9,895,488
Series 217 , RB , 5.00% , 11/01/44 ....... 3,500 3,685,411
Series 189 , RB , 5.00% , 05/01/45 ....... 2,000 2,002,984
Series 194 , RB , 4.00% , 10/15/45 ....... 1,000 989,228
Series 198 , RB , 5.00% , 11/15/46 ....... 8,190 8,351,728
Series 200 , RB , 5.00% , 10/15/47 ....... 2,365 2,416,366
Series 241 , RB , 5.00% , 07/15/48 ....... 5,000 5,367,969
Series 211 , RB , 5.00% , 09/01/48 ....... 8,835 9,054,629
Series 244 , RB , 5.00% , 07/15/49 ....... 17,000 18,285,515
Series 216 , RB , 4.00% , 09/01/49 ....... 14,060 13,734,354
Series 217 , RB , 4.00% , 11/01/49 ....... 16,565 16,170,516
Series 224 , RB , 4.00% , 07/15/51 ....... 7,670 7,409,936
Series 237 , RB , 5.00% , 01/15/52 ....... 4,000 4,248,810
Series 230 , RB , 5.25% , 12/01/52 ....... 2,500 2,704,250
Series 240 , RB , 5.00% , 07/15/53 ....... 10,000 10,647,459
Series 244 , RB , 5.00% , 07/15/54 ....... 28,900 30,921,633
Series 245 , RB , 5.00% , 09/01/54 ....... 7,330 7,848,836
Series 194 , RB , 5.25% , 10/15/55 ....... 1,000 1,007,491
Security
Par (000)
Par (000) Value
New York (continued)
Series 200 , RB , 5.00% , 04/15/57 ....... USD 3,000 $ 3,059,003
Series 205 , RB , 5.00% , 05/15/57 ....... 2,000 2,050,629
Series 224 , RB , 4.00% , 07/15/61 ....... 2,500 2,349,825
Series 93 , RB , 6.13% , 06/01/94 ........ 500 500,778
Suffolk County Water Authority
Series 2015 , RB , 4.00% , 06/01/31 ...... 1,035 1,037,894
Series 2018A , RB , 4.00% , 06/01/41 ..... 3,000 3,011,396
Triborough Bridge & Tunnel Authority
Series 2022E-1 , RB , 5.00% , 11/15/27 .... 5,190 5,493,024
Series 2022E-2B , RB , 5.00% , 11/15/27 ... 5,965 6,313,274
Series 2022B , RB , 5.00% , 05/15/28 ..... 20,335 21,847,125
Series 2023B , RB , 5.00% , 11/15/28 ..... 5,000 5,394,194
Series 2025A , RB , 5.00% , 12/01/28 ..... 1,345 1,455,502
Series 2025A , RB , 5.00% , 12/01/29 ..... 1,045 1,151,057
Series 2022B , RB , 5.00% , 05/15/30 ..... 9,055 10,092,298
Series 2013A , RB , 0.00% , 11/15/30
(c)
.... 10,800 8,878,083
Series 2023B , RB , 5.00% , 11/15/30 ..... 5,000 5,597,228
Series 2018B , RB , 5.00% , 11/15/30 ..... 1,000 1,121,974
Series 2013A , RB , 0.00% , 11/15/31
(c)
.... 2,000 1,580,969
Series 2018B , RB , 5.00% , 11/15/31 ..... 1,000 1,138,090
Series B , RB , 5.00% , 11/15/31 ......... 1,055 1,102,459
Series 2023A , RB , 5.00% , 11/15/31 ..... 5,000 5,690,448
Series 2025A , RB , 5.00% , 12/01/31 ..... 1,000 1,136,062
Series 2013A , RB , 0.00% , 11/15/32
(c)
.... 1,800 1,365,398
Series 2012B , RB , 0.00% , 11/15/32
(c)
.... 4,745 3,626,674
Series 2023A , RB , 5.00% , 11/15/32 ..... 3,000 3,456,149
Series 2022E-2B , RB , 5.00% , 11/15/32 ... 3,000 3,468,199
Series 2003B-2 , RB , VRDN ( TD Bank NA
LOC ), 1.50% , 03/03/25
(b)
........... 5,170 5,170,000
Series 2021C-2 , RB , 3.00% , 05/15/33 .... 1,000 982,120
Series 2023B , RB , 5.00% , 11/15/33 ..... 2,250 2,622,331
Series 2023A , RB , 5.00% , 11/15/34 ..... 3,825 4,432,460
Series 2005B-3 , RB , VRDN ( Bank of America
NA LOC ), 1.50% , 03/03/25
(b)
........ 37,800 37,800,000
Series 2023C , RB , 5.00% , 11/15/35 ..... 5,000 5,799,519
Series 2023A , RB , 5.00% , 11/15/35 ..... 3,445 3,978,680
Series B , RB , 5.00% , 11/15/35 ......... 2,000 2,080,479
Series 2018C , RB , 5.00% , 11/15/35 ..... 3,000 3,191,919
Series 2024C , RB , 5.00% , 11/15/36 ..... 30,000 35,045,244
Series B , RB , 5.00% , 11/15/36 ......... 2,175 2,260,636
Series 2025A , RB , 5.00% , 12/01/36 ..... 750 881,417
Series 2024C , RB , 5.00% , 11/15/37 ..... 15,000 17,413,395
Series B , RB , 5.00% , 11/15/37 ......... 2,010 2,086,902
Series B , RB , 5.00% , 11/15/38 ......... 1,360 1,409,966
Series 2019C , RB , 4.00% , 11/15/40 ..... 6,000 6,017,347
Series 2023C , RB , 5.25% , 11/15/40 ..... 5,000 5,725,135
Series 2022A , RB , 4.00% , 05/15/41 ..... 1,000 1,001,559
Series 2005A , RB , VRDN ( Barclays Bank plc
LOC ), 1.75% , 03/10/25
(b)
........... 27,750 27,750,000
Series 2023C , RB , 5.00% , 11/15/41 ..... 5,000 5,582,836
Series 2025A , RB , 5.00% , 12/01/41 ..... 1,000 1,116,717
Series 2012A , RB , 4.00% , 11/15/42 ..... 1,060 1,042,479
Series 2017C-2 , RB , 5.00% , 11/15/42 .... 3,715 3,853,917
Series A , RB , 5.00% , 11/15/42 ......... 1,000 1,030,724
Series 2023C , RB , 5.25% , 11/15/42 ..... 7,750 8,727,766
Series 2025A , RB , 5.00% , 12/01/42 ..... 1,250 1,381,316
Series 2023C , RB , 5.00% , 11/15/43 ..... 4,000 4,390,792
Series 2025A , RB , 5.00% , 12/01/43 ..... 1,000 1,092,530
Series 2018A , RB , 5.00% , 11/15/44 ..... 13,420 13,936,308
Series 2021A-2 , RB , VRDN
2.00% , 05/15/28
(b)
............... 7,050 6,773,691
Series 2019C , RB , 3.00% , 11/15/45 ..... 17,745 14,405,125
Series 2018A , RB , 5.00% , 11/15/45 ..... 4,100 4,251,543
Series 2021C-1A , RB , 4.00% , 05/15/46 ... 8,305 8,037,518
Series 2021A-1 , RB , 4.00% , 05/15/46 .... 4,935 4,776,057

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2025
iShares
®
National Muni Bond ETF
52
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2016A , RB , 5.00% , 11/15/46 ..... USD 7,900 $ 8,025,260
Series 2025A , RB , 5.00% , 12/01/46 ..... 3,735 4,015,322
Series 2022D-2 , RB , 4.50% , 05/15/47 .... 7,000 7,182,818
Series 2024A , RB , 5.00% , 05/15/47 ..... 16,645 17,923,396
Series 2018A , RB , 4.00% , 11/15/47 ..... 3,000 2,868,250
Series A , RB , 5.00% , 11/15/47 ......... 9,185 9,416,600
Series 2018A , RB , 4.00% , 11/15/48 ..... 6,000 5,696,933
Series 2024A , RB , 5.00% , 05/15/49 ..... 11,010 11,786,432
Series 2020A , RB , 5.00% , 11/15/49 ..... 7,500 7,833,422
Series 2019A , RB , 5.00% , 11/15/49 ..... 28,080 28,961,383
Series 2021B-2 , RB , VRDN
5.00% , 05/15/26
(b)
............... 2,000 2,048,623
Series 2021C-3 , RB , 3.00% , 05/15/51 .... 2,000 1,522,663
Series 2022A , RB , 4.00% , 05/15/51 ..... 6,800 6,498,992
Series 2021C-1B , RB , VRDN
5.00% , 05/15/26
(b)
............... 2,500 2,560,779
Series 2021C-1A , RB , 5.00% , 05/15/51 ... 420 442,054
Series 2024A , RB , 5.00% , 05/15/51 ..... 40,030 42,775,870
Series 2021A-1 , RB , 5.00% , 05/15/51 .... 40,800 42,824,418
Series 2022C , RB , 4.13% , 05/15/52 ..... 5,000 4,813,588
Series 2022D-2 , RB , 4.50% , 05/15/52 .... 7,465 7,590,936
Series 2022A , RB , 5.00% , 05/15/52 ..... 32,725 37,306,150
Series 2022C , RB , 5.25% , 05/15/52 ..... 4,000 4,309,314
Series 2022D-2 , RB , 5.50% , 05/15/52 .... 33,750 37,092,789
Series 2022A , RB , 4.00% , 11/15/52 ..... 3,000 2,816,389
Series 2024A , RB , 5.00% , 05/15/54 ..... 2,000 2,136,246
Series 2024B-1 , RB , 5.25% , 05/15/54 .... 21,770 23,718,803
Series 2020A , RB , 4.00% , 11/15/54 ..... 2,805 2,615,272
Series 2020A , RB , 5.00% , 11/15/54 ..... 4,000 4,181,596
Series 2025A , RB , 5.25% , 12/01/54 ..... 2,115 2,286,976
Series 2022A , RB , 5.50% , 11/15/57 ..... 3,000 3,276,966
Series 2025A , RB , 5.50% , 12/01/59 ..... 5,025 5,535,784
Triborough Bridge & Tunnel Authority Sales Tax
Series 2023A , RB , 5.00% , 05/15/42 ..... 1,335 1,466,058
Series 2023A , RB , 4.00% , 05/15/48 ..... 4,000 3,864,016
Series 2023A , RB , 5.00% , 05/15/48 ..... 1,750 1,868,551
Series 2022A , RB , 5.25% , 05/15/52 ..... 3,000 3,227,251
Series 2023A , RB , 4.13% , 05/15/53 ..... 5,000 4,836,061
Series 2023A , RB , 5.00% , 05/15/53 ..... 4,175 4,426,104
Series 2024A-1 , RB , 4.00% , 05/15/54 .... 5,500 5,222,651
Series 2024A-1 , RB , 5.00% , 05/15/54 .... 9,535 10,154,452
Series 2023A , RB , 4.25% , 05/15/58 ..... 5,000 4,878,648
Series 2023A , RB , 4.50% , 05/15/63 ..... 10,000 10,075,014
Series 2023A , RB , 5.50% , 05/15/63 ..... 2,000 2,174,432
Utility Debt Securitization Authority
Series 2016A , RB , 5.00% , 06/15/28 ..... 2,085 2,147,589
Series 2016A , RB , 5.00% , 12/15/28 ..... 8,515 8,770,610
Series 2023TE-1 , RB , 5.00% , 06/15/29 ... 2,000 2,100,952
Series 2023TE-1 , RB , 5.00% , 12/15/29 ... 3,000 3,182,607
Series 2023TE-1 , RB , 5.00% , 06/15/30 ... 3,000 3,229,401
Series 2023TE-1 , RB , 5.00% , 12/15/30 ... 1,500 1,630,558
Series 2023TE-1 , RB , 5.00% , 06/15/31 ... 3,000 3,303,542
Series 2015 , RB , 5.00% , 12/15/32 ...... 1,830 1,859,467
Series 2015 , RB , 5.00% , 12/15/33 ...... 4,440 4,509,762
Series 2016B , RB , 5.00% , 12/15/33 ..... 450 461,381
Series 2022TE-1 , RB , 5.00% , 12/15/33 ... 5,500 6,277,598
Series 2016A , RB , 5.00% , 12/15/34 ..... 12,940 13,259,024
Series 2016A , RB , 5.00% , 12/15/35 ..... 9,460 9,687,210
Series 2015 , RB , 5.00% , 12/15/36 ...... 18,390 18,657,446
Series 2015 , RB , 5.00% , 12/15/37 ...... 5,380 5,456,147
Series 2017 , RB , 5.00% , 12/15/39 ...... 8,660 9,069,471
Series 2017 , RB , 5.00% , 12/15/40 ...... 10,155 10,611,268
Series 2023TE-1 , RB , 5.00% , 12/15/40 ... 5,000 5,711,946
Series 2017 , RB , 5.00% , 12/15/41 ...... 8,000 8,337,158
Series 2022TE-2 , RB , 5.00% , 12/15/49 ... 16,245 17,472,674
Security
Par (000)
Par (000) Value
New York (continued)
Series 2023TE-2 , RB , 5.00% , 12/15/50 ... USD 1,000 $ 1,082,908
Series 2022TE-2 , RB , 5.00% , 09/15/52 ... 15,000 16,079,109
8,934,109,111
North Carolina — 1.4%
City of Charlotte, Series 2023A, RB,
5.00%, 07/01/48 ................. 2,000 2,145,196
City of Charlotte Water & Sewer System
Series 2015 , RB , 5.00% , 07/01/27 ...... 2,060 2,074,478
Series 2022A , RB , 5.00% , 07/01/28 ..... 3,005 3,235,396
Series 2020 , RB , 5.00% , 07/01/31 ...... 6,875 7,653,005
Series 2024 , RB , 5.00% , 07/01/39 ...... 2,500 2,876,649
Series 2015 , RB , 5.00% , 07/01/40 ...... 1,000 1,004,227
Series 2024 , RB , 5.00% , 07/01/40 ...... 1,650 1,888,777
Series 2024 , RB , 5.00% , 07/01/41 ...... 1,500 1,698,379
Series 2024 , RB , 5.00% , 07/01/49 ...... 13,000 14,180,291
Series 2024 , RB , 5.00% , 07/01/54 ...... 36,840 39,853,401
City of Durham, Series 2022, GO,
5.00%, 07/01/25 ................. 2,325 2,342,508
City of Fayetteville
Series 2024 , RB , 5.00% , 03/01/29 ...... 1,080 1,174,405
Series 2023 , RB , 4.00% , 03/01/51 ...... 12,070 11,714,936
Series 2023 , RB , 5.00% , 03/01/53 ...... 20,115 21,397,414
City of Greensboro, Series 2018B, GO,
5.00%, 10/01/29 ................. 5,000 5,394,839
City of Greensboro Combined Water & Sewer
System, Series 2024B, RB, 5.00%, 06/01/54 25,100 27,097,330
City of Raleigh, Series 2024, RB,
5.00%, 10/01/32 ................. 5,960 6,808,038
City of Winston-Salem Water & Sewer System,
Series 2022, RB, 2.38%, 06/01/41 ...... 2,345 1,852,500
County of Durham
Series 2023 , GO , 5.00% , 06/01/25 ...... 1,205 1,211,739
Series 2023 , GO , 5.00% , 06/01/26 ...... 1,005 1,034,690
Series 2023 , GO , 5.00% , 06/01/27 ...... 1,555 1,637,534
Series 2023 , GO , 5.00% , 06/01/32 ...... 1,695 1,946,660
Series 2023 , GO , 5.00% , 06/01/34 ...... 2,300 2,660,954
County of Guilford
Series 2017 , GO , 5.00% , 03/01/25 ...... 3,745 3,745,000
Series 2025 , GO , 3.00% , 03/01/41
(a)
..... 31,665 28,946,237
Series 2025 , GO , 3.00% , 03/01/42
(a)
..... 21,645 19,411,890
County of Mecklenburg
Series 2022 , GO , 5.00% , 09/01/27 ...... 9,830 10,407,177
Series 2013A , GO , 5.00% , 12/01/27 ..... 1,670 1,777,242
Series 2022 , GO , 5.00% , 09/01/30 ...... 2,095 2,345,205
Series 2022 , GO , 5.00% , 09/01/33 ...... 5,000 5,732,596
Series 2022 , GO , 5.00% , 09/01/34 ...... 1,685 1,926,379
County of Union
Series 2023 , GO , 5.00% , 09/01/35 ...... 6,060 6,991,606
Series 2023 , GO , 5.00% , 09/01/36 ...... 6,720 7,732,400
Series 2023 , GO , 5.00% , 09/01/37 ...... 5,360 6,141,849
Series 2023 , GO , 5.00% , 09/01/38 ...... 6,280 7,171,745
County of Wake
Series 2010C , GO , 5.00% , 03/01/25 ..... 6,695 6,695,000
Series 2023A , GO , 5.00% , 05/01/34 ..... 16,710 19,301,295
Series 2021 , RB , 3.00% , 03/01/36 ...... 1,920 1,824,912
Series 2023A , GO , 5.00% , 05/01/36 ..... 16,705 19,167,773
North Carolina Capital Facilities Finance Agency
Series 2015B , RB , 5.00% , 10/01/41 ..... 11,025 11,167,167
Series 2016B , RB , 5.00% , 07/01/42 ..... 2,000 2,047,313
North Carolina Municipal Power Agency No. 1
Series A , RB , 5.00% , 01/01/26 ......... 1,015 1,034,093
Series A , RB , 5.00% , 01/01/27 ......... 2,500 2,540,683
North Carolina Turnpike Authority
Series 2017 , RB , 5.00% , 01/01/31 ( AGM ) . 1,170 1,205,280

Schedule of Investments
(continued)
February 28, 2025
iShares
®
National Muni Bond ETF
Schedule of Investments
53
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
North Carolina (continued)
Series 2018A , RB , 4.00% , 01/01/38 ..... USD 12,680 $ 12,768,717
Series 2018 , RB , 5.00% , 01/01/40 ...... 2,000 2,089,414
Series 2018 , RB , 4.00% , 01/01/41 ( AGM ) . 2,000 1,998,007
Series 2019 , RB , 0.00% , 01/01/44
(c)
..... 2,340 1,007,456
Series 2019 , RB , 5.00% , 01/01/44 ...... 2,000 2,080,099
Series 2019 , RB , 0.00% , 01/01/49
(c)
..... 2,500 843,436
Series 2019 , RB , 5.00% , 01/01/49 ...... 3,800 3,920,910
Series 2019 , RB , 5.00% , 01/01/49 ( AGM ) . 2,415 2,486,530
Series A , RB , 5.00% , 01/01/54 ( AGM ) .... 3,500 3,722,418
Series 2019 , RB , 4.00% , 01/01/55 ...... 2,000 1,860,167
Series 2019 , RB , 4.00% , 01/01/55 ( AGM ) . 2,000 1,930,892
Series A , RB , 5.00% , 01/01/58 ( AGM ) .... 3,000 3,169,876
State of North Carolina
Series 2019 , RB , 5.00% , 03/01/25 ...... 3,515 3,515,000
Series 2013C , GO , 5.00% , 05/01/25 ..... 14,290 14,342,659
Series 2017B , RB , 5.00% , 05/01/25 ..... 5,095 5,113,191
Series 2020A , GO , 5.00% , 06/01/25 ..... 7,500 7,542,317
Series 2016A , GO , 5.00% , 06/01/25 ..... 4,045 4,067,823
Series 2020B , RB , 5.00% , 05/01/26 ..... 1,550 1,591,824
Series 2020A , GO , 5.00% , 06/01/26 ..... 2,200 2,265,541
Series 2014B , RB , 5.00% , 06/01/26 ..... 1,065 1,095,800
Series 2018A , GO , 5.00% , 06/01/26 ..... 2,015 2,075,029
Series 2019B , GO , 5.00% , 06/01/26 ..... 12,925 13,310,051
Series 2016A , GO , 5.00% , 06/01/26 ..... 9,500 9,783,016
Series 2019 , RB , 5.00% , 03/01/27 ...... 7,050 7,369,111
Series 2020B , RB , 5.00% , 05/01/27 ..... 2,000 2,100,245
Series 2014C , RB , 5.00% , 05/01/27 ..... 1,500 1,502,733
Series 2016A , GO , 5.00% , 06/01/27 ..... 11,075 11,397,967
Series 2020A , GO , 5.00% , 06/01/27 ..... 5,530 5,828,474
Series 2019B , GO , 5.00% , 06/01/27 ..... 1,500 1,580,960
Series 2019 , RB , 5.00% , 03/01/28 ...... 19,000 20,250,654
Series 2017B , RB , 5.00% , 05/01/28 ..... 6,500 6,813,963
Series 2020A , GO , 5.00% , 06/01/28 ..... 1,930 2,074,628
Series 2019B , GO , 5.00% , 06/01/28 ..... 11,990 12,888,493
Series 2016A , GO , 5.00% , 06/01/28 ..... 5,000 5,139,208
Series 2017B , RB , 5.00% , 05/01/29 ..... 3,340 3,495,741
Series 2020B , RB , 5.00% , 05/01/29 ..... 1,500 1,636,066
Series 2019B , GO , 5.00% , 06/01/29 ..... 1,025 1,122,668
Series 2015 , RB , 5.00% , 03/01/30 ...... 2,010 2,012,477
Series 2020B , RB , 5.00% , 05/01/30 ..... 10,915 12,112,753
Series 2019B , GO , 5.00% , 06/01/30 ..... 3,950 4,313,518
Series 2019 , RB , 5.00% , 03/01/31 ...... 2,500 2,700,522
Series 2020B , RB , 5.00% , 05/01/31 ..... 1,545 1,709,816
Series 2021 , RB , 5.00% , 03/01/32 ...... 1,000 1,114,530
Series 2021A , RB , 5.00% , 05/01/32 ..... 7,855 8,951,298
Series 2019 , RB , 5.00% , 03/01/33 ...... 3,000 3,233,837
Series 2019A , RB , 4.00% , 05/01/33 ..... 1,000 1,030,346
Series 2020B , RB , 5.00% , 05/01/33 ..... 3,110 3,413,949
Series 2021 , RB , 4.00% , 03/01/34 ...... 2,000 2,071,343
Series 2019A , RB , 4.00% , 05/01/34 ..... 4,960 5,102,390
Series 2020B , RB , 5.00% , 05/01/34 ..... 2,500 2,739,105
Series 2018A , GO , 3.00% , 06/01/35 ..... 5,000 4,836,642
Series 2020A , GO , 1.88% , 06/01/39 ..... 20,000 15,302,336
586,622,134
Ohio — 1.3%
American Municipal Power, Inc.
Series 2019C , RB , 5.00% , 02/15/33 ..... 2,000 2,173,297
Series 2019B , RB , 5.00% , 02/15/35 ..... 12,000 13,037,384
Series 2021A , RB , 4.00% , 02/15/36 ..... 4,360 4,455,838
Series 2023A , RB , 5.00% , 02/15/38 ..... 10,000 11,233,454
Series 2023A , RB , 5.00% , 02/15/39 ..... 7,000 7,823,388
Series 2017A , RB , 4.00% , 02/15/42 ..... 5,000 4,894,726
Series 2016A , RB , 5.00% , 02/15/46 ..... 845 853,156
Security
Par (000)
Par (000) Value
Ohio (continued)
Cincinnati City School District
Series 2006 , GO , 5.25% , 12/01/25 ( NPFGC ) USD 20 $ 20,386
Series 2006 , GO , 5.25% , 12/01/30 ( NPFGC ) 1,000 1,120,034
City of Columbus
Series 2018A , GO , 5.00% , 04/01/25 ..... 3,000 3,005,288
Series 2016-1 , GO , 5.00% , 07/01/25 ..... 1,935 1,949,763
Series 2018A , GO , 5.00% , 04/01/26 ..... 4,625 4,742,872
Series 2016-1 , GO , 5.00% , 07/01/26 ..... 1,645 1,696,650
Series 2016-3 , GO , 5.00% , 02/15/27 ..... 1,015 1,061,884
Series 2018A , GO , 5.00% , 04/01/30 ..... 3,000 3,232,289
Series 2015 , RB , 5.00% , 06/01/30 ...... 1,565 1,606,873
Series 2015 , RB , 5.00% , 06/01/32 ...... 2,525 2,586,623
Series 2023A , GO , 5.00% , 08/15/34 ..... 1,250 1,446,314
Series 2024A , GO , 5.00% , 08/15/35 ..... 5,000 5,845,345
Series 2024A , GO , 5.00% , 08/15/36 ..... 5,000 5,822,307
Series 2024A , GO , 5.00% , 08/15/37 ..... 7,700 8,922,768
Series 2024A , GO , 5.00% , 08/15/38 ..... 4,500 5,185,507
Series 2024A , GO , 5.00% , 08/15/39 ..... 3,250 3,722,271
Series 2024A , GO , 5.00% , 08/15/40 ..... 2,195 2,494,979
Columbus Regional Airport Authority
Series 2025B , RB , 5.25% , 01/01/50 ..... 2,000 2,184,068
Series 2025B , RB , 5.25% , 01/01/55 ..... 2,000 2,170,225
County of Franklin, Series 2018, RB,
5.00%, 06/01/48 ................. 7,480 7,721,510
County of Hamilton
Series 2016A , RB , 5.00% , 12/01/30 ..... 1,000 1,034,960
Series 2016A , RB , 4.00% , 12/01/32 ..... 1,000 1,011,863
Miami University, Series 2020A, RB,
4.00%, 09/01/45 ................. 1,500 1,476,464
Northeast Ohio Regional Sewer District
Series 2024 , RB , 5.00% , 11/15/30 ...... 3,000 3,360,505
Series 2024 , RB , 5.00% , 11/15/31 ...... 3,500 3,978,355
Series 2024 , RB , 5.00% , 11/15/32 ...... 2,925 3,362,494
Series 2019 , RB , 3.00% , 11/15/39 ...... 2,475 2,195,325
Ohio State University (The)
Series 2021A , RB , 5.00% , 12/01/32 ..... 1,270 1,436,293
Series 2023B , RB , 5.00% , 12/01/33 ..... 2,075 2,393,746
Series 2021A , RB , 4.00% , 12/01/39 ..... 1,000 1,024,036
Series 2021A , RB , 4.00% , 12/01/43 ..... 7,750 7,756,663
Series 2021A , RB , 4.00% , 12/01/48 ..... 27,085 26,218,161
Ohio Turnpike & Infrastructure Commission
Series 2022A , RB , 5.00% , 02/15/30 ..... 2,680 2,953,021
Series 2018A , RB , 5.00% , 02/15/33 ..... 2,000 2,109,134
Series 2013A-4 , RB , 5.70% , 02/15/34 .... 2,145 2,469,672
Series 2013A-2 , RB , 0.00% , 02/15/37
(c)
... 6,880 4,320,412
Series 2013A-2 , RB , 0.00% , 02/15/40
(c)
... 2,500 1,342,344
Series 2013A-2 , RB , 0.00% , 02/15/41
(c)
... 7,095 3,595,210
Series 2018A , RB , 4.00% , 02/15/46 ..... 32,545 31,608,579
Series 2021A , RB , 5.00% , 02/15/46 ..... 5,000 5,284,845
Series 2021A , RB , 5.00% , 02/15/51 ..... 5,000 5,240,470
Ohio University, Series 2017A, RB,
5.00%, 12/01/44 ................. 2,000 2,054,666
Ohio Water Development Authority
Series 2019 , RB , 5.00% , 12/01/27 ...... 1,915 2,036,288
Series 2018 , RB , 5.00% , 06/01/28 ...... 2,005 2,138,498
Series 2019 , RB , 5.00% , 12/01/29 ...... 10,220 11,209,729
Series 2023A , RB , 5.00% , 12/01/33 ..... 25,000 28,915,790
Series 2021A , RB , 5.00% , 12/01/35 ..... 2,000 2,225,824
Series 2021A , RB , 5.00% , 12/01/36 ..... 1,505 1,670,239
Series 2021A , RB , 5.00% , 12/01/38 ..... 1,000 1,102,544
Series 2024A , RB , 5.00% , 12/01/42 ..... 2,830 3,153,924
Series 2024A , RB , 5.00% , 12/01/43 ..... 1,250 1,380,576
Series 2019 , RB , 5.00% , 06/01/44 ...... 5,000 5,278,492

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2025
iShares
®
National Muni Bond ETF
54
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ohio (continued)
Ohio Water Development Authority Water
Pollution Control Loan Fund
Series 2017A , RB , 5.00% , 06/01/29 ..... USD 10,000 $ 10,486,797
Series 2024D , RB , 5.00% , 12/01/31 ..... 5,500 6,255,574
Series 2024E , RB , 5.00% , 12/01/31 ..... 10,000 11,373,771
Series 2020A , RB , 5.00% , 06/01/32 ..... 7,480 8,264,187
Series 2024D , RB , 5.00% , 12/01/32 ..... 2,515 2,894,681
Series 2020A , RB , 5.00% , 12/01/33 ..... 1,275 1,403,960
Series 2019B , RB , 3.00% , 12/01/34 ..... 1,500 1,447,283
Series 2019B , RB , 5.00% , 12/01/35 ..... 2,680 2,909,680
Series 2019B , RB , 5.00% , 12/01/36 ..... 3,000 3,252,705
Series 2019B , RB , 5.00% , 12/01/37 ..... 1,500 1,622,358
Series 2024D , RB , 5.00% , 12/01/39 ..... 2,000 2,288,040
Series 2023B , RB , 5.00% , 12/01/40 ..... 7,320 8,209,930
Series 2024D , RB , 5.00% , 12/01/40 ..... 1,650 1,881,409
Series 2024D , RB , 5.00% , 12/01/41 ..... 2,500 2,823,293
Series 2023B , RB , 5.00% , 12/01/41 ..... 5,870 6,527,708
Series 2024D , RB , 5.00% , 12/01/42 ..... 1,250 1,399,574
Series 2024D , RB , 5.00% , 12/01/44 ..... 1,265 1,396,503
Series 2019B , RB , 5.00% , 12/01/44 ..... 12,815 13,510,575
Series 2024A , RB , 5.00% , 12/01/47 ..... 10,000 10,858,239
Series 2024C , RB , VRDN ( TD Bank NA LIQ ),
1.50% , 03/03/25
(b)
............... 22,230 22,230,000
State of Ohio
Series S , GO , 5.00% , 05/01/25 ........ 2,045 2,052,536
Series 2017B , GO , 5.00% , 09/15/25 ..... 5,525 5,594,713
Series 2021C , GO , 5.00% , 03/15/26 ..... 4,475 4,585,774
Series 2017C , GO , 5.00% , 08/01/26 ..... 2,445 2,527,667
Series 2017B , GO , 5.00% , 09/15/26 ..... 5,105 5,292,670
Series 2017C , GO , 5.00% , 08/01/27 ..... 1,460 1,542,550
Series 2017B , GO , 5.00% , 09/15/27 ..... 1,535 1,626,358
Series S , GO , 5.00% , 05/01/28 ........ 3,970 4,071,780
Series 2017C , GO , 5.00% , 08/01/28 ..... 4,505 4,852,940
Series 2017B , GO , 5.00% , 09/01/28 ..... 3,520 3,798,577
Series 2018-1 , RB , 5.00% , 12/15/28 ..... 7,510 7,715,338
Series S , GO , 5.00% , 05/01/29 ........ 2,055 2,105,783
Series 2017A , GO , 5.00% , 05/01/29 ..... 2,200 2,207,803
Series 2021B , GO , 5.00% , 09/15/29 ..... 7,670 8,437,369
Series 2015C , GO , 5.00% , 11/01/29 ..... 4,055 4,069,382
Series 2018-1 , RB , 5.00% , 12/15/29 ..... 1,000 1,026,448
Series 2018A , GO , 5.00% , 02/01/30 ..... 5,010 5,106,870
Series 2021B , GO , 5.00% , 09/15/31 ..... 2,000 2,268,124
Series 2025B , GO , 5.00% , 11/01/32 ..... 10,000 11,527,924
Series 2017A , GO , 5.00% , 05/01/33 ..... 5,050 5,067,911
Series 2017A , GO , 5.00% , 05/01/34 ..... 5,000 5,017,734
Series 2017A , GO , 5.00% , 05/01/35 ..... 4,950 4,967,557
Series 2019A , GO , 5.00% , 06/15/35 ..... 2,150 2,321,711
Series 2021A , GO , 5.00% , 06/15/36 ..... 2,500 2,779,660
Series 2018A , GO , 5.00% , 02/01/37 ..... 5,000 5,076,771
University of Cincinnati, Series 2024A, RB,
5.25%, 06/01/54 ................. 2,630 2,827,203
Upper Arlington City School District, Series
2018A, GO, 5.00%, 12/01/48 ......... 1,000 1,064,096
516,917,837
Oklahoma — 0.5%
Grand River Dam Authority
Series 2016A , RB , 5.00% , 06/01/27 ..... 2,695 2,796,581
Series 2016A , RB , 5.00% , 06/01/28 ..... 1,585 1,643,643
Series 2016A , RB , 5.00% , 06/01/29 ..... 5,365 5,559,781
Series 2016A , RB , 5.00% , 06/01/30 ..... 1,000 1,035,095
Series 2024A , RB , 5.00% , 06/01/40 ..... 2,250 2,527,096
Series 2024A , RB , 5.00% , 06/01/41 ..... 3,000 3,338,169
Series 2024A , RB , 5.00% , 06/01/42 ..... 4,700 5,192,838
Security
Par (000)
Par (000) Value
Oklahoma (continued)
Oklahoma City Water Utilities Trust
Series 2024 , RB , 5.00% , 07/01/49 ...... USD 2,500 $ 2,710,646
Series 2024 , RB , 5.00% , 07/01/54 ...... 7,045 7,575,686
Series 2024 , RB , 5.25% , 07/01/59 ...... 1,500 1,647,874
Series 2024 , RB , 5.25% , 07/01/64 ...... 18,365 19,996,159
Oklahoma Municipal Power Authority, Series
2021A, RB, 4.00%, 01/01/47 (AGM) ..... 9,000 8,817,899
Oklahoma Turnpike Authority
Series 2017A , RB , 4.00% , 01/01/36 ..... 5,105 5,126,729
Series 2025A , RB , 5.00% , 01/01/36 ..... 2,000 2,328,045
Series 2017C , RB , 4.00% , 01/01/42 ..... 2,000 2,005,676
Series 2017A , RB , 5.00% , 01/01/42 ..... 6,015 6,114,857
Series 2018A , RB , 5.00% , 01/01/43 ..... 2,355 2,410,867
Series 2017A , RB , 4.00% , 01/01/47 ..... 2,000 1,938,038
Series 2017C , RB , 5.00% , 01/01/47 ..... 3,715 3,781,078
Series 2018A , RB , 4.00% , 01/01/48 ..... 3,500 3,449,938
Series 2025A , RB , 5.25% , 01/01/50 ..... 6,000 6,577,642
Series 2023 , RB , 5.50% , 01/01/53 ...... 18,000 19,528,094
Series 2025A , RB , 5.50% , 01/01/54 ..... 12,500 13,920,540
Series 2025A , RB , 4.25% , 01/01/55 ( AGC ) 10,000 9,867,755
Oklahoma Water Resources Board
Series 2021 , RB , 4.00% , 04/01/47 ( OK
CERF ) ....................... 18,250 18,231,956
Series 2023A , RB , 4.00% , 04/01/48 ( OK
CERF ) ....................... 3,000 2,944,226
Series 2021 , RB , 5.00% , 04/01/51 ( OK
CERF ) ....................... 10,015 10,515,734
Series 2022B , RB , 5.00% , 10/01/51 ..... 15,250 16,267,292
University of Oklahoma (The), Series 2015C,
RB, 4.00%, 07/01/45 .............. 2,000 1,911,445
189,761,379
Oregon — 0.7%
City of Portland Sewer System
Series 2023A , RB , 5.00% , 12/01/29 ..... 15,240 16,800,239
Series 2025A , RB , 5.00% , 10/01/30 ..... 1,000 1,117,496
Series 2019A , RB , 5.00% , 03/01/31 ..... 2,625 2,870,444
Series 2019A , RB , 5.00% , 03/01/34 ..... 7,525 8,168,603
Series 2023A , RB , 5.00% , 12/01/34 ..... 14,725 16,919,015
Series 2023A , RB , 5.00% , 12/01/37 ..... 6,500 7,384,405
Series 2025A , RB , 5.00% , 10/01/54 ..... 3,000 3,230,536
City of Portland Water System, Series 2019A,
RB, 5.00%, 05/01/44 .............. 1,015 1,067,309
Clackamas & Washington Counties
School District No. 3, Series 2015, GO,
5.00%, 06/15/32 (GTD) ............. 1,000 1,006,163
Clackamas County School District No. 12 North
Clackamas
Series B , GO , 5.00% , 06/15/33 ( GTD ) .... 1,710 1,785,318
Series B , GO , 5.00% , 06/15/37 ( GTD ) .... 1,480 1,538,205
Series A , GO , 0.00% , 06/15/38 ( GTD )
(c)
... 5,000 2,779,568
Series A , GO , 0.00% , 06/15/39 ( GTD )
(c)
... 6,500 3,434,937
Series A , GO , 0.00% , 06/15/40 ( GTD )
(c)
... 8,200 4,130,830
Clackamas County School District No. 7J Lake
Oswego, Series 2017, GO, 4.00%, 06/01/39
(GTD) ....................... 6,000 6,034,688
County of Multnomah
Series 2021A , GO , 5.00% , 06/15/27 ..... 5,200 5,479,102
Series 2021A , GO , 5.00% , 06/15/28 ..... 24,990 26,856,503
Series 2021A , GO , 5.00% , 06/15/29 ..... 10,000 10,947,072
Hillsboro School District No. 1J, Series 2017,
GO, 5.00%, 06/15/38 (GTD) .......... 2,250 2,332,952
Multnomah County School District No. 1 Portland
Series 2020 , GO , 5.00% , 06/15/27 ( GTD ) . 2,540 2,675,173
Series 2020 , GO , 5.00% , 06/15/29 ( GTD ) . 5,000 5,456,583

Schedule of Investments
(continued)
February 28, 2025
iShares
®
National Muni Bond ETF
Schedule of Investments
55
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oregon (continued)
Multnomah County School District No. 40, Series
A, GO, 0.00%, 06/15/51 (GTD)
(c)
....... USD 15,270 $ 4,031,332
Oregon City School District No. 62, Series
2025B, GO, 5.00%, 06/15/49 (GTD)
(a)
.... 3,000 3,228,995
Oregon Health & Science University, Series
2016B, RB, 4.00%, 07/01/46 ......... 2,000 1,966,030
Oregon State Lottery
Series 2015D , RB , 5.00% , 04/01/27 ( MO ) . 3,015 3,020,003
Series 2015D , RB , 5.00% , 04/01/29 ( MO ) . 2,000 2,003,192
Portland Community College District, Series
2016, GO, 5.00%, 06/15/29 .......... 2,400 2,467,767
Salem-Keizer School District No. 24J
Series 2018 , GO , 5.00% , 06/15/36 ( GTD ) . 1,250 1,324,428
Series 2018 , GO , 5.00% , 06/15/37 ( GTD ) . 5,000 5,281,051
Series 2018 , GO , 5.00% , 06/15/38 ( GTD ) . 1,000 1,053,865
Series 2018 , GO , 5.00% , 06/15/39 ( GTD ) . 1,000 1,050,247
State of Oregon
Series 2023A , GO , 5.00% , 05/01/29 ..... 2,755 3,005,804
Series 2023A , GO , 5.00% , 05/01/30 ..... 3,000 3,330,410
Series F , GO , 5.00% , 05/01/33 ......... 7,000 7,154,545
Series 2023A , GO , 5.00% , 05/01/35 ..... 2,500 2,866,511
Series 2021A , GO , 4.00% , 05/01/39 ..... 3,000 3,061,373
Series 2023A , GO , 5.00% , 05/01/39 ..... 2,250 2,521,430
Series 2021E , GO , 5.00% , 06/01/40 ..... 2,815 3,083,205
Series 2021A , GO , 4.00% , 05/01/41 ..... 4,845 4,886,605
Series 2017A , GO , 5.00% , 05/01/42 ..... 1,150 1,184,481
Series 2023A , GO , 5.00% , 05/01/42 ..... 5,045 5,588,355
Series L , GO , 5.00% , 08/01/42 ........ 1,500 1,550,077
Series 2023A , GO , 5.00% , 05/01/43 ..... 5,710 6,290,784
Series 2019G , GO , 5.00% , 08/01/44 ..... 5,370 5,636,339
Series 2023A , GO , 5.00% , 05/01/48 ..... 3,000 3,246,145
State of Oregon Department of Transportation
Series 2024A , RB , 5.00% , 11/15/33 ..... 30,000 34,892,334
Series 2019A , RB , 5.00% , 11/15/35 ..... 1,030 1,118,788
Series 2019A , RB , 5.00% , 11/15/36 ..... 3,600 3,901,179
Series 2019A , RB , 5.00% , 11/15/37 ..... 2,025 2,189,009
Series 2024 , RB , 5.00% , 05/15/38 ...... 1,550 1,774,174
Series 2024 , RB , 5.00% , 05/15/39 ...... 1,700 1,932,995
Series 2019A , RB , 4.00% , 11/15/42 ..... 14,000 14,036,870
Tri-County Metropolitan Transportation District of
Oregon, Series 2018A, RB, 5.00%, 09/01/48 1,000 1,058,606
Washington & Multnomah Counties School
District No. 48J Beaverton
Series D , GO , 5.00% , 06/15/35 ( GTD ) .... 2,500 2,605,051
Series D , GO , 5.00% , 06/15/36 ( GTD ) .... 4,300 4,474,895
278,832,016
Pennsylvania — 3.3%
Allegheny County Sanitary Authority
Series 2018 , RB , 5.00% , 06/01/43 ...... 7,785 8,071,833
Series 2024 , RB , 4.00% , 12/01/49 ...... 2,705 2,586,851
Series 2024 , RB , 5.25% , 12/01/55 ...... 500 537,453
City of Philadelphia
Series 2017A , GO , 5.00% , 08/01/26 ..... 1,500 1,545,019
Series 2017 , GO , 5.00% , 08/01/30 ( AGM ) . 8,885 9,328,951
Series 2019B , GO , 5.00% , 02/01/34 ..... 2,025 2,186,050
Series 2021A , GO , 5.00% , 05/01/35 ..... 3,565 3,924,619
Series 2019B , GO , 5.00% , 02/01/36 ..... 3,370 3,616,238
Series 2021A , GO , 5.00% , 05/01/36 ..... 6,560 7,197,657
Series 2019B , GO , 5.00% , 02/01/37 ..... 2,915 3,118,960
Series 2021A , GO , 4.00% , 05/01/37 ..... 6,000 6,172,289
Series 2017A , RB , 5.00% , 07/01/47 ..... 1,000 1,018,764
City of Philadelphia Water & Wastewater
Series 2024C , RB , 5.00% , 09/01/30 ( AGC ) 8,000 8,846,761
Series 2024C , RB , 5.00% , 09/01/33 ( AGC ) 5,000 5,727,880
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Series 2024C , RB , 5.00% , 09/01/40 ( AGC ) USD 5,500 $ 6,181,881
Series 2017A , RB , 5.00% , 10/01/42 ..... 26,470 27,235,377
Series 2019B , RB , 5.00% , 11/01/44 ..... 3,000 3,133,057
Series 2020A , RB , 5.00% , 11/01/45 ..... 5,395 5,685,990
Series 2017A , RB , 5.00% , 10/01/47 ..... 18,475 18,878,108
Series 2023B , RB , 4.50% , 09/01/48 ( AGM ) 4,755 4,827,701
Series 2018A , RB , 5.00% , 10/01/48 ..... 4,000 4,110,412
Series 2019B , RB , 5.00% , 11/01/49 ..... 4,000 4,136,905
Series 2020A , RB , 5.00% , 11/01/50 ..... 15,680 16,365,188
Series 2021C , RB , 4.00% , 10/01/51 ..... 10,000 9,466,348
Series 2017A , RB , 5.00% , 10/01/52 ..... 1,000 1,018,897
Series 2024C , RB , 5.25% , 09/01/54 ( AGC ) 4,285 4,661,476
Series 2019B , RB , 5.00% , 11/01/54 ..... 2,755 2,854,186
Commonwealth of Pennsylvania
Series 2019 , GO , 5.00% , 07/15/25 ...... 9,660 9,738,848
Series 2015 , GO , 5.00% , 08/15/25 ...... 9,000 9,092,147
Series 2016 , GO , 5.00% , 09/15/25 ...... 3,195 3,233,952
Series 2020-1 , GO , 5.00% , 05/01/26 ..... 1,000 1,026,867
Series 2024 , GO , 5.00% , 08/15/26 ...... 40,000 41,343,852
Series 2016-2 , GO , 5.00% , 01/15/27 ..... 4,705 4,908,559
Series 2019 , GO , 5.00% , 07/15/27 ...... 14,985 15,789,032
Series 2016 , GO , 5.00% , 09/15/27 ...... 5,475 5,664,834
Series 2017 , GO , 5.00% , 01/01/28 ...... 12,000 12,469,336
Series 2021-1 , GO , 5.00% , 05/15/28 ..... 9,255 9,913,246
Series 2019 , GO , 5.00% , 07/15/28 ...... 2,000 2,148,964
Series 2015 , GO , 4.00% , 08/15/28 ( AGM ) . 10,010 10,051,416
Series 2023-1 , GO , 5.00% , 09/01/28 ..... 26,220 28,240,513
Series 2016 , GO , 5.00% , 09/15/28 ...... 2,410 2,487,681
Series 2019 , GO , 5.00% , 07/15/29 ...... 7,400 8,096,453
Series 2016 , GO , 5.00% , 09/15/29 ...... 4,000 4,125,887
Series 2017 , GO , 4.00% , 01/01/30 ...... 3,000 3,052,781
Series 2021-1 , GO , 5.00% , 05/15/30 ..... 4,500 4,993,969
Series 2024 , GO , 5.00% , 08/15/30 ...... 2,500 2,785,487
Series 2016 , GO , 4.00% , 09/15/30 ...... 5,000 5,073,097
Series 1 , GO , 5.00% , 03/15/31 ........ 8,400 8,413,592
Series 2021-1 , GO , 5.00% , 05/15/31 ..... 5,020 5,656,626
Series 2022-1 , GO , 5.00% , 10/01/31 ..... 5,320 6,026,689
Series 2018-1 , GO , 5.00% , 03/01/32 ..... 4,110 4,373,514
Series 2015 , GO , 4.00% , 08/15/33 ...... 3,000 3,008,506
Series 2022-1 , GO , 5.00% , 10/01/33 ..... 5,000 5,744,929
Series 1 , GO , 4.00% , 03/15/34 ........ 2,000 2,000,908
Series 2021-1 , GO , 3.00% , 05/15/34 ..... 4,500 4,314,447
Series 2022-1 , GO , 5.00% , 10/01/34 ..... 2,800 3,204,876
Series 2018-1 , GO , 4.00% , 03/01/36 ..... 8,090 8,198,120
Series 2018-1 , GO , 4.00% , 03/01/37 ..... 3,000 3,032,229
Series 2023-1 , GO , 5.00% , 09/01/37 ..... 20,000 22,849,268
Series 2018-1 , GO , 4.00% , 03/01/38 ..... 4,515 4,562,730
Series 2021-1 , GO , 2.00% , 05/15/38 ..... 10,000 8,028,561
Series 2022-1 , GO , 5.00% , 10/01/38 ..... 2,075 2,337,871
Series 2021-1 , GO , 2.00% , 05/15/39 ..... 10,000 7,843,780
Series 2023-1 , GO , 4.00% , 09/01/40 ..... 40,000 40,701,168
Series 2022-1 , GO , 5.00% , 10/01/40 ..... 34,375 38,382,572
Series 2023-1 , GO , 4.00% , 09/01/41 ..... 15,000 15,147,840
Series 2022-1 , GO , 4.13% , 10/01/41 ..... 10,150 10,318,166
Series 2022-1 , GO , 5.00% , 10/01/42 ..... 33,700 37,202,522
County of Allegheny
Series C-75 , GO , 5.00% , 11/01/26 ...... 1,000 1,036,990
Series C-75 , GO , 5.00% , 11/01/27 ...... 2,185 2,263,419
Series C-76 , GO , 5.00% , 11/01/41 ...... 1,500 1,534,177
Series C-78 , GO , 4.00% , 11/01/49 ...... 1,160 1,092,863
Series C-80 , GO , 5.00% , 12/01/49 ...... 13,600 14,427,142
Series C-80 , GO , 5.00% , 12/01/54 ...... 5,730 6,046,079
Delaware River Joint Toll Bridge Commission
Series 2017 , RB , 5.00% , 07/01/42 ...... 1,565 1,608,216
Series 2017 , RB , 5.00% , 07/01/47 ...... 4,250 4,315,127

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2025
iShares
®
National Muni Bond ETF
56
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Delaware River Port Authority
Series 2018B , RB , 5.00% , 01/01/26 ..... USD 1,870 $ 1,904,868
Series 2018A , RB , 5.00% , 01/01/39 ..... 875 933,284
Series 2013 , RB , 5.00% , 01/01/40 ...... 1,515 1,516,680
Delaware Valley Regional Finance Authority,
Series 1998A, RB, 5.50%, 08/01/28 (AMBAC) 2,235 2,416,901
Lower Merion School District, Series 2020, GO,
5.00%, 11/15/26 (SAW) ............ 5,980 6,218,550
Northampton County General Purpose Authority,
Series 2024A, RB, 5.00%, 11/15/34 ..... 5,165 6,026,901
Pennsylvania Economic Development Financing
Authority, Series 2024, RB, 5.00%, 08/01/49 5,000 5,347,276
Pennsylvania Higher Educational Facilities
Authority
Series 2016A , RB , 4.00% , 08/15/32 ..... 3,045 3,075,514
Series 2017A , RB , 4.00% , 08/15/41 ..... 3,555 3,566,240
Series 2018A , RB , 4.00% , 02/15/43 ..... 8,980 8,975,015
Series 2018A , RB , 5.00% , 02/15/48 ..... 14,040 14,382,882
Pennsylvania State University (The)
Series A , RB , 5.00% , 09/01/42 ......... 15,750 16,238,448
Series 2022A , RB , 5.00% , 09/01/47 ..... 2,000 2,158,109
Series A , RB , 5.00% , 09/01/47 ......... 4,650 4,761,146
Series 2023 , RB , 5.25% , 09/01/48 ...... 4,000 4,398,719
Series 2019A , RB , 5.00% , 09/01/49 ..... 2,095 2,191,665
Series 2022A , RB , 5.25% , 09/01/52 ..... 26,350 28,576,359
Series 2023 , RB , 5.25% , 09/01/53 ...... 21,945 23,921,468
Series 2024 , RB , 5.25% , 09/01/54 ...... 5,000 5,472,028
Pennsylvania Turnpike Commission
Series 2016 , RB , 5.00% , 06/01/25 ...... 4,875 4,900,337
Series 2019 , RB , 5.00% , 12/01/25 ...... 6,240 6,342,927
Series A-1 , RB , 5.00% , 12/01/26 ....... 1,060 1,065,851
Series B-2 , RB , 5.00% , 06/01/28 ....... 2,500 2,621,001
Series 2016A-3 , RB , 5.00% , 12/01/30 .... 3,840 3,975,103
Series 2009E , RB , 6.00% , 12/01/30 ..... 710 761,768
Series 2017 , RB , 5.00% , 12/01/31 ...... 1,500 1,577,550
Series B-2 , RB , 5.00% , 06/01/32 ....... 2,500 2,613,522
Series 2023-1 , RB , 5.00% , 12/01/32 ..... 1,750 1,999,710
Series 2022A , RB , 5.00% , 12/01/32 ..... 5,000 5,720,909
Series 2024-1 , RB , 5.00% , 06/01/33 ..... 3,500 4,021,130
Series 2023-1 , RB , 5.00% , 12/01/33 ..... 21,080 24,224,135
Series 2023-1 , RB , 5.00% , 12/01/34 ..... 2,750 3,149,062
Series 2017-2 , RB , 5.00% , 12/01/35 ..... 4,500 4,711,245
Series 2023-1 , RB , 5.00% , 12/01/35 ..... 1,500 1,712,594
Series B-1 , RB , 5.00% , 06/01/36 ....... 7,750 7,999,954
Series 2023-1 , RB , 5.00% , 12/01/36 ..... 1,000 1,137,084
Series 2017-2 , RB , 5.00% , 12/01/36 ..... 1,130 1,181,098
Series B-2 , RB , 0.00% , 12/01/37
(c)
...... 2,500 2,470,189
Series A , RB , 4.75% , 12/01/37 ......... 2,000 2,045,935
Series 2019A , RB , 5.00% , 12/01/37 ..... 1,500 1,610,211
Series 2019-2 , RB , VRDN ( TD Bank NA
LOC ), 1.85% , 03/10/25
(b)
........... 47,165 47,165,000
Series 2023-1 , RB , 5.00% , 12/01/38 ..... 1,500 1,689,206
Series 2024-1 , RB , 5.00% , 12/01/38 ..... 5,000 5,728,547
Series 2024-1 , RB , 5.00% , 12/01/39 ..... 1,000 1,138,185
Series 2019A , RB , 5.00% , 12/01/39 ..... 10,000 10,614,128
Series 2023-1 , RB , 5.00% , 12/01/39 ..... 875 979,728
Series A-1 , RB , 5.00% , 12/01/40 ....... 7,000 7,018,483
Series 2015B , RB , 5.00% , 12/01/40 ..... 2,000 2,016,451
Series 2025-2 , RB , 5.00% , 12/01/40
(a)
.... 3,000 3,413,191
Series 2023-1 , RB , 5.00% , 12/01/40 ..... 1,000 1,117,354
Series 2024-1 , RB , 5.00% , 12/01/41 ..... 1,500 1,690,577
Series 2023-1 , RB , 5.00% , 12/01/41 ..... 1,250 1,387,671
Series B-1 , RB , 5.00% , 06/01/42 ....... 2,000 2,047,576
Series 2024-1 , RB , 5.00% , 12/01/42 ..... 2,500 2,798,932
Series A-1 , RB , 5.00% , 12/01/42 ....... 2,500 2,564,673
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Series 2023B , RB , VRDN ( TD Bank NA
LOC ), 1.85% , 03/10/25
(b)
........... USD 59,800 $ 59,800,000
Series 2021A , RB , 4.00% , 12/01/43 ..... 2,000 1,962,822
Series 2018A-2 , RB , 5.00% , 12/01/43 .... 9,000 9,412,816
Series 2023-1 , RB , 5.00% , 12/01/43 ..... 1,345 1,476,374
Series 2024-1 , RB , 5.00% , 12/01/43 ..... 2,250 2,495,444
Series 2021A , RB , 4.00% , 12/01/44 ..... 10,725 10,419,631
Series 2025-2 , RB , 5.00% , 12/01/44
(a)
.... 2,000 2,189,789
Series 2019A , RB , 5.00% , 12/01/44 ..... 21,940 22,855,359
Series 2021A , RB , 4.00% , 12/01/45 ..... 14,595 14,074,588
Series 2015B , RB , 5.00% , 12/01/45 ..... 8,690 8,740,201
Series 2021B , RB , 4.00% , 12/01/46 ..... 1,000 956,965
Series 2021A , RB , 4.00% , 12/01/46 ..... 3,300 3,157,984
Series 2021B , RB , 5.00% , 12/01/46 ..... 11,400 12,040,502
Series 2016A-1 , RB , 5.00% , 12/01/46 .... 29,975 30,374,902
Series 2022B , RB , 5.00% , 12/01/47 ..... 3,900 4,175,518
Series 2023A , RB , 5.00% , 12/01/48 ..... 17,845 19,282,516
Series 2018A-2 , RB , 5.00% , 12/01/48 .... 8,340 8,654,667
Series 2019A , RB , 4.00% , 12/01/49 ( AGM ) 3,500 3,347,126
Series 2019A , RB , 4.00% , 12/01/49 ..... 7,430 6,960,124
Series 2021A , RB , 4.00% , 12/01/50 ..... 13,545 12,641,217
Series 2025A , RB , 4.13% , 12/01/50
(a)
.... 8,765 8,511,131
Series 2020B , RB , 5.00% , 12/01/50 ..... 2,000 2,111,389
Series 2021B , RB , 4.00% , 12/01/51 ..... 4,700 4,357,231
Series 2021B , RB , 5.00% , 12/01/51 ..... 15,160 16,088,456
Series 2022B , RB , 5.25% , 12/01/52 ..... 1,500 1,623,524
Series 2024C , RB , 5.25% , 12/01/54 ..... 8,665 9,440,471
Series 2025A , RB , 5.25% , 12/01/55
(a)
.... 4,000 4,354,996
Pennsylvania Turnpike Commission Oil
Franchise Tax, Series 2018A, RB,
5.00%, 12/01/48 ................. 1,000 1,037,730
Philadelphia Gas Works Co.
Series 17B , RB , 5.00% , 08/01/31 ....... 1,000 1,115,280
Series 15 , RB , 5.00% , 08/01/47 ........ 1,500 1,533,696
Series 17A , RB , 5.25% , 08/01/49 ....... 2,500 2,725,538
Pittsburgh Water & Sewer Authority
Series 2019B , RB , 5.00% , 09/01/32 ( AGM ) 1,435 1,635,366
Series 2023B , RB , 5.00% , 09/01/35 ( AGM ) 16,000 18,197,262
Series 2023B , RB , 5.00% , 09/01/36 ( AGM ) 5,000 5,668,172
Series 2023B , RB , 5.00% , 09/01/37 ( AGM ) 4,255 4,803,510
Series 2023B , RB , 5.00% , 09/01/38 ( AGM ) 4,000 4,486,428
Series 2019A , RB , 5.00% , 09/01/44 ( AGM ) 1,000 1,046,615
Series 2025A , RB , 5.25% , 09/01/50 ( AGC ) 5,500 6,068,251
Series 2025A , RB , 5.00% , 09/01/55 ( AGC ) 7,000 7,533,001
School District of Philadelphia (The), Series
2019A, GO, 5.00%, 09/01/44 (SAW) ..... 6,555 6,803,010
State Public School Building Authority
Series 2003 , RB , 5.50% , 06/01/28 ( AGM,
SAW ) ....................... 470 506,850
Series 2016A , RB , 5.00% , 06/01/31 ( AGM,
SAW ) ....................... 2,000 2,065,356
Temple University-of The Commonwealth
System of Higher Education
Series 2025 , RB , 5.00% , 04/01/33 ( AGC ) . 1,000 1,143,971
Series 2025 , RB , 5.00% , 04/01/34 ( AGC ) . 1,000 1,155,120
Series 2025 , RB , 5.00% , 04/01/35 ( AGC ) . 1,000 1,164,098
Series 2025 , RB , 5.00% , 04/01/36 ( AGC ) . 1,560 1,807,541
University of Pittsburgh-of the Commonwealth
System of Higher Education, Series 2021, RB,
4.00%, 04/15/26 ................. 19,435 19,672,165
Upper Merion Area School District, Series
2021A, GO, 4.00%, 01/15/51 (SAW) ..... 7,870 7,443,872
1,328,756,344

Schedule of Investments
(continued)
February 28, 2025
iShares
®
National Muni Bond ETF
Schedule of Investments
57
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Rhode Island — 0.2%
Rhode Island Commerce Corp.
Series 2016B , RB , 5.00% , 06/15/25 ..... USD 8,750 $ 8,799,956
Series 2016B , RB , 5.00% , 06/15/26 ..... 4,165 4,276,986
Series 2016B , RB , 5.00% , 06/15/27 ..... 11,855 12,173,415
Series 2016B , RB , 5.00% , 06/15/31 ..... 2,500 2,558,869
Series 2024A , RB , 5.00% , 05/15/37 ..... 7,725 8,783,021
Series 2024A , RB , 5.00% , 05/15/39 ..... 13,260 14,921,349
Rhode Island Health & Educational Building
Corp.
Series 2017A , RB , 5.00% , 09/01/29 ..... 3,490 3,679,306
Series 2005A , RB , VRDN ( TD Bank NA
SBPA ), 1.78% , 03/10/25
(b)
.......... 12,000 12,000,000
Series 2017A , RB , 4.00% , 09/01/37 ..... 4,500 4,558,921
Series 2023 , RB , 5.00% , 11/01/47 ...... 6,025 6,396,906
Series 2023 , RB , 5.00% , 11/01/53 ...... 1,030 1,081,035
79,229,764
South Carolina — 0.7%
Charleston County Airport District
Series 2024B , RB , 5.00% , 07/01/49 ..... 15,000 15,962,127
Series 2024B , RB , 5.25% , 07/01/54 ..... 7,500 8,136,664
City of Charleston Waterworks & Sewer System,
Series 2024A, RB, 5.00%, 01/01/54 ..... 5,000 5,443,580
City of Columbia Waterworks & Sewer System,
Series 2019A, RB, 5.00%, 02/01/49 ..... 2,500 2,725,473
County of Charleston
Series 2017C , GO , 4.00% , 11/01/28 ( SAW ) 11,800 12,134,752
Series 2017A , GO , 4.00% , 11/01/33 ( SAW ) 6,255 6,364,766
Greenville County School District, Series 2023,
RB, 5.00%, 12/01/28 .............. 2,500 2,700,760
Horry County School District, Series 2024, GO,
5.00%, 03/01/29 (SCSDE) ........... 20,235 21,996,613
South Carolina Public Service Authority
Series 2025B , RB , 5.00% , 12/01/25
(a)
.... 10,580 10,745,875
Series 2025B , RB , 5.00% , 12/01/26
(a)
.... 3,795 3,931,784
Series 2025B , RB , 5.00% , 12/01/27
(a)
.... 1,005 1,062,455
Series 2014C , RB , 5.00% , 12/01/28 ..... 1,090 1,090,913
Series 2014C , RB , 5.00% , 12/01/30 ..... 1,400 1,401,128
Series 2022A , RB , 5.00% , 12/01/31 ..... 18,290 20,479,428
Series 2016A , RB , 5.00% , 12/01/31 ..... 2,000 2,040,680
Series 2021A , RB , 4.00% , 12/01/34 ..... 2,000 2,040,618
Series 2021A , RB , 4.00% , 12/01/35 ..... 1,750 1,775,275
Series 2016A , RB , 5.00% , 12/01/36 ..... 3,000 3,050,756
Series 2016A , RB , 5.00% , 12/01/37 ..... 1,365 1,387,268
Series 2022A , RB , 4.00% , 12/01/38 ..... 1,000 1,006,245
Series 2020A , RB , 4.00% , 12/01/40 ..... 3,000 3,003,785
Series 2021B , RB , 4.00% , 12/01/41 ..... 2,200 2,179,285
Series 2022A , RB , 4.00% , 12/01/41 ..... 2,000 1,981,168
Series 2024B , RB , 5.00% , 12/01/41 ..... 2,000 2,209,991
Series 2021B , RB , 4.00% , 12/01/42 ..... 1,000 984,640
Series 2024B , RB , 5.00% , 12/01/43 ..... 4,000 4,351,625
Series 2025B , RB , 5.00% , 12/01/44
(a)
.... 2,500 2,702,165
Series 2025A , RB , 5.00% , 12/01/44
(a)
.... 1,125 1,215,974
Series 2014C , RB , 4.00% , 12/01/45 ..... 1,500 1,441,711
Series 2025A , RB , 5.00% , 12/01/45
(a)
.... 1,000 1,073,595
Series B , RB , 5.00% , 12/01/46 ......... 2,000 2,024,904
Series 2025A , RB , 5.00% , 12/01/46
(a)
.... 1,250 1,334,705
Series 2014C , RB , 5.00% , 12/01/46 ..... 1,500 1,500,491
Series 2022A , RB , 4.00% , 12/01/47 ..... 7,000 6,683,648
Series 2021B , RB , 4.00% , 12/01/47 ..... 2,000 1,909,614
Series 2025B , RB , 5.00% , 12/01/47
(a)
.... 3,500 3,717,544
Series 2025B , RB , 5.00% , 12/01/48
(a)
.... 3,750 3,969,184
Series A , RB , 5.00% , 12/01/50 ......... 6,500 6,508,470
Series 2025A , RB , 5.00% , 12/01/50 ( AGC )
(a)
9,675 10,250,416
Series 2025A , RB , 5.25% , 12/01/50
(a)
.... 3,600 3,875,634
Security
Par (000)
Par (000) Value
South Carolina (continued)
Series 2021B , RB , 5.00% , 12/01/51 ..... USD 2,195 $ 2,274,003
Series 2022A , RB , 4.00% , 12/01/52 ..... 10,000 9,350,911
Series 2024B , RB , 5.25% , 12/01/54 ..... 6,615 7,076,401
Series 2024A , RB , 5.50% , 12/01/54 ..... 5,000 5,530,772
Series 2025A , RB , 5.00% , 12/01/55
(a)
.... 12,700 13,375,549
Series 2015E , RB , 5.25% , 12/01/55 ..... 4,000 4,028,030
Series B , RB , 5.00% , 12/01/56 ......... 5,690 5,734,540
South Carolina Transportation Infrastructure
Bank
Series 2021B , RB , 5.00% , 10/01/26 ..... 6,925 7,179,251
Series 2021B , RB , 5.00% , 10/01/30 ..... 10,000 11,153,602
Series 2024A , RB , 4.00% , 10/01/32 ..... 13,615 14,650,071
Series 2017A , RB , 5.00% , 10/01/40 ..... 9,470 9,844,428
State of South Carolina, Series 2021A, GO,
5.00%, 04/01/25 ................. 3,500 3,506,031
282,099,298
South Dakota — 0.1%
South Dakota Conservancy District, Series
2024A, RB, 5.00%, 08/01/54 ......... 20,000 21,372,520
Tennessee — 0.9%
City of Clarksville, Series 2021A, RB,
5.00%, 02/01/45 ................. 1,500 1,589,991
City of Memphis
Series 2015A , GO , 5.00% , 04/01/26 ..... 2,085 2,088,570
Series 2022A , GO , 5.00% , 10/01/47 ..... 1,655 1,757,363
City of Memphis Electric System
Series 2024 , RB , 5.00% , 12/01/47 ...... 3,500 3,790,683
Series 2024 , RB , 5.00% , 12/01/54 ...... 3,890 4,148,465
County of Hamilton
Series 2018A , GO , 5.00% , 04/01/31 ..... 7,095 7,544,888
Series 2024A , GO , 5.00% , 08/01/42 ..... 11,320 12,659,141
Series 2024A , GO , 5.00% , 08/01/43 ..... 12,155 13,506,009
County of Montgomery, Series 2020B, GO,
4.00%, 06/01/39 ................. 1,980 1,998,923
County of Shelby
Series 2020B , GO , 5.00% , 04/01/29 ..... 4,445 4,844,562
Series 2019B , GO , 4.00% , 04/01/32 ..... 5,705 5,893,982
Metropolitan Government Nashville & Davidson
County Health & Educational Facilities Board
Series 2024 , RB , 5.00% , 10/01/35 ...... 13,000 15,096,332
Series 2024 , RB , 4.00% , 10/01/54 ...... 7,500 7,388,554
Series 2024 , RB , 5.00% , 10/01/54 ...... 5,000 5,372,711
Metropolitan Government of Nashville &
Davidson County
Series 2017 , GO , 5.00% , 07/01/25 ...... 1,000 1,007,626
Series 2018 , GO , 5.00% , 07/01/25 ...... 1,510 1,521,515
Series 2021C , GO , 5.00% , 01/01/27 ..... 18,240 19,038,804
Series 2018 , GO , 5.00% , 07/01/27 ...... 10,140 10,683,114
Series 2021C , GO , 5.00% , 01/01/29 ..... 21,335 23,139,683
Series 2021C , GO , 5.00% , 01/01/30 ..... 2,000 2,207,197
Series 2018 , GO , 5.00% , 07/01/30 ...... 5,805 6,193,905
Series 2021C , GO , 4.00% , 01/01/32 ..... 8,900 9,398,667
Series 2024A , GO , 5.00% , 01/01/32 ..... 10,000 11,374,227
Series 2018 , GO , 5.00% , 07/01/32 ...... 5,085 5,411,007
Series 2024A , GO , 5.00% , 01/01/33 ..... 18,595 21,369,595
Series 2018 , GO , 4.00% , 07/01/34 ...... 5,180 5,274,497
Series 2024B , GO , 5.00% , 01/01/36 ..... 39,400 45,182,596
Series 2022B , GO , 5.00% , 01/01/36 ..... 8,930 9,956,414
Series 2018 , GO , 4.00% , 07/01/36 ...... 10,000 10,120,435
Series 2024B , GO , 4.00% , 01/01/37 ..... 2,000 2,089,921
Series 2024B , GO , 4.00% , 01/01/38 ..... 20,735 21,587,070
Series 2022A , GO , 4.00% , 01/01/39 ..... 4,395 4,513,229
Series 2024C , GO , 5.00% , 01/01/40 ..... 6,000 6,734,690

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2025
iShares
®
National Muni Bond ETF
58
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Tennessee (continued)
Series 2017A , RB , 5.00% , 05/15/42 ..... USD 2,000 $ 2,051,235
Series 2017B , RB , 5.00% , 07/01/42 ..... 11,645 11,959,976
Series 2021A , RB , 5.00% , 05/15/46 ..... 3,485 3,686,663
Series 2017B , RB , 5.00% , 07/01/46 ..... 1,290 1,318,967
Metropolitan Knoxville Airport Authority, Series
2024A, RB, 5.25%, 06/01/49 ......... 1,625 1,763,257
Metropolitan Nashville Airport Authority (The)
Series 2019A , RB , 5.00% , 07/01/44 ..... 2,000 2,096,333
Series 2019A , RB , 5.00% , 07/01/49 ..... 2,000 2,074,353
State of Tennessee
Series 2021A , GO , 5.00% , 11/01/26 ..... 1,470 1,528,029
Series 2023A , GO , 5.00% , 05/01/28 ..... 3,755 4,029,875
Series A , GO , 5.00% , 08/01/28 ........ 1,595 1,610,489
Series 2021A , GO , 5.00% , 11/01/34 ..... 4,585 5,166,914
Tennessee State School Bond Authority
Series B , RB , 5.00% , 11/01/25 ( ST
INTERCEPT ) .................. 4,510 4,578,994
Series 2022A , RB , 5.00% , 11/01/26 ( ST
INTERCEPT ) .................. 5,670 5,890,486
Series B , RB , 5.00% , 11/01/27 ( ST
INTERCEPT ) .................. 1,505 1,595,263
Series 2015B , RB , 5.00% , 11/01/40 ( ST
INTERCEPT ) .................. 4,025 4,083,147
Series 2022A , RB , 5.00% , 11/01/47 ( ST
INTERCEPT ) .................. 20,000 21,379,628
Series A , RB , 5.00% , 11/01/47 ( HERBIP ) .. 5,000 5,096,886
Series 2022A , RB , 5.00% , 11/01/52 ( ST
INTERCEPT ) .................. 5,000 5,296,443
389,691,304
Texas — 10.3%
Alamo Community College District
Series 2022 , GO , 5.00% , 02/15/26 ...... 2,000 2,044,917
GO , 5.00% , 02/15/28 ............... 2,000 2,129,212
Aldine Independent School District
Series 2024A , GO , 5.00% , 02/15/37 ( PSF ) 3,250 3,719,581
Series 2024A , GO , 5.00% , 02/15/38 ( PSF ) 3,500 3,985,165
Series 2024A , GO , 5.00% , 02/15/39 ( PSF ) 5,770 6,542,688
Series 2017A , GO , 5.00% , 02/15/45 ( PSF ) 4,000 4,089,224
Series 2018 , GO , 4.00% , 02/15/48 ( PSF ) .. 2,000 1,923,080
Series 2024 , GO , 4.00% , 02/15/54 ( PSF ) .. 1,735 1,650,398
Aledo Independent School District, Series 2020,
GO, 4.00%, 02/15/45 (PSF) .......... 1,000 972,909
Arlington Independent School District, Series
2025, GO, 5.00%, 02/15/32 (PSF)
(a)
..... 9,595 10,866,800
Austin Community College District
Series 2015 , GO , 4.00% , 08/01/40 ...... 1,500 1,489,214
Series 2018 , GO , 4.00% , 08/01/48 ...... 3,500 3,333,427
Austin Independent School District
Series 2020 , GO , 5.00% , 08/01/26 ( PSF ) .. 1,350 1,394,141
Series 2021 , GO , 5.00% , 08/01/27 ( PSF ) .. 2,000 2,106,255
Series 2022B , GO , 5.00% , 08/01/30 ( PSF ) 5,690 6,320,153
Series 2022B , GO , 4.00% , 08/01/32 ( PSF ) 10,355 10,931,205
Series 2024 , GO , 5.00% , 08/01/37 ( PSF ) .. 5,000 5,753,201
Series 2020 , GO , 2.00% , 08/01/39 ( PSF ) .. 8,920 6,734,553
Series 2021 , GO , 2.00% , 08/01/39 ( PSF ) .. 16,580 12,517,812
Series 2020 , GO , 2.00% , 08/01/40 ( PSF ) .. 6,000 4,430,911
Series 2021 , GO , 2.00% , 08/01/40 ( PSF ) .. 16,885 12,458,450
Series 2023 , GO , 5.00% , 08/01/41 ...... 13,890 15,196,778
Series 2024 , GO , 5.00% , 08/01/49 ( PSF ) .. 24,500 26,454,693
Azle Independent School District, Series 2024,
GO, 4.00%, 02/15/49 (PSF) .......... 3,050 2,957,143
Board of Regents of the University of Texas
System
Series 2014B , RB , 5.00% , 08/15/25 ..... 4,910 4,960,150
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2016J , RB , 5.00% , 08/15/25 ..... USD 1,700 $ 1,717,363
Series 2017C , RB , 5.00% , 08/15/25 ..... 2,815 2,843,752
Series 2016B , RB , 5.00% , 08/15/26 ..... 2,215 2,289,240
Series 2016E , RB , 5.00% , 08/15/26 ..... 8,590 8,877,909
Series 2016J , RB , 5.00% , 08/15/26 ..... 3,995 4,128,900
Series 2017B , RB , 5.00% , 08/15/27 ..... 10,125 10,694,294
Series 2021A , RB , 5.00% , 08/15/28 ..... 6,005 6,468,179
Series 2020A , RB , 5.00% , 08/15/30 ..... 17,935 20,022,998
Series 2023A , RB , 5.00% , 08/15/31 ..... 5,000 5,667,014
Series 2021A , RB , 5.00% , 08/15/31 ..... 5,000 5,667,014
Series 2008B , RB , VRDN ( University of Texas
Management Co. LIQ ), 1.95% , 03/10/25
(b)
15,020 15,020,000
Series 2019A , RB , 5.00% , 08/15/33 ..... 10,100 10,961,482
Series 2019A , RB , 5.00% , 08/15/34 ..... 1,900 2,057,275
Series 2021A , RB , 4.00% , 08/15/35 ..... 14,650 15,240,253
Series 2024B , RB , 5.00% , 08/15/35 ..... 6,190 7,287,433
Series 2024B , RB , 5.00% , 08/15/39 ..... 2,750 3,130,861
Series 2024B , RB , 5.00% , 08/15/42 ..... 10,000 11,161,672
Series 2023A , RB , 5.00% , 08/15/43 ..... 4,720 5,143,713
Series 2016F , RB , 5.00% , 08/15/47 ..... 2,000 2,312,805
Series 2019B , RB , 5.00% , 08/15/49 ..... 10,950 12,643,220
Series 2020A , RB , 3.50% , 08/15/50 ..... 5,000 4,345,948
Carrollton-Farmers Branch Independent School
District, Series 2023, GO, 5.00%, 02/15/48
(PSF) ....................... 30,020 32,037,524
Cedar Hill Independent School District
Series 2024 , GO , 5.00% , 02/15/45 ( PSF ) .. 5,650 6,112,297
Series 2024 , GO , 4.00% , 02/15/50 ( PSF ) .. 11,000 10,540,762
Central Texas Regional Mobility Authority
Series A , RB , 5.00% , 01/01/40 ......... 6,060 6,104,745
Series 2020E , RB , 5.00% , 01/01/45 ..... 2,500 2,608,609
Series 2021B , RB , 5.00% , 01/01/46 ..... 1,000 1,049,991
Series 2020E , RB , 4.00% , 01/01/50 ..... 4,530 4,261,036
Series 2021B , RB , 4.00% , 01/01/51 ..... 1,000 936,124
Central Texas Turnpike System
Series 2024C , RB , 5.00% , 08/15/34 ..... 12,000 13,810,106
Series 2024A , RB , 5.00% , 08/15/35 ..... 7,500 8,605,527
Series 2024A , RB , 5.00% , 08/15/37 ..... 19,075 21,674,764
Series 2024A , RB , 5.00% , 08/15/38 ..... 10,000 11,321,020
Series 2024C , RB , 5.00% , 08/15/38 ..... 15,000 16,942,634
Series 2020A , RB , 5.00% , 08/15/39 ..... 25,175 27,050,734
Series 2024C , RB , 5.00% , 08/15/40 ..... 3,250 3,621,256
Series 2024B , RB , VRDN 5.00% , 05/15/30
(b)
5,050 5,406,063
Series 2024C , RB , 5.00% , 08/15/42 ..... 2,750 2,999,879
City of Austin
Series 2024 , GO , 5.00% , 09/01/25 ...... 2,500 2,528,875
Series 2021 , GO , 5.00% , 09/01/28 ...... 13,635 14,690,958
Series 2015 , GO , 4.00% , 09/01/31 ...... 8,275 8,305,097
Series 2024 , GO , 5.00% , 09/01/32 ...... 2,000 2,289,544
Series 2024 , GO , 5.00% , 09/01/34 ...... 3,000 3,498,437
City of Austin Electric Utility
Series 2015A , RB , 5.00% , 11/15/45 ..... 16,000 16,130,218
Series 2020A , RB , 5.00% , 11/15/45 ..... 3,905 4,132,089
Series 2019B , RB , 5.00% , 11/15/49 ..... 3,000 3,115,918
Series 2024 , RB , 5.00% , 11/15/50 ...... 11,500 12,343,923
Series 2024 , RB , 5.00% , 11/15/54 ...... 27,500 29,409,311
City of Austin Water & Wastewater System
Series 2023 , RB , 5.00% , 11/15/28 ...... 6,000 6,478,730
Series 2023 , RB , 5.00% , 11/15/29 ...... 7,750 8,504,483
Series 2023 , RB , 5.00% , 11/15/30 ...... 2,795 3,110,499
Series 2023 , RB , 5.00% , 11/15/31 ...... 5,880 6,621,928
Series 2023 , RB , 5.00% , 11/15/32 ...... 6,185 7,046,081
Series 2023 , RB , 5.00% , 11/15/34 ...... 3,415 3,893,408
Series 2024 , RB , 5.00% , 11/15/34 ...... 9,245 10,744,207
Series 2021 , RB , 5.00% , 11/15/39 ...... 2,000 2,176,489

Schedule of Investments
(continued)
February 28, 2025
iShares
®
National Muni Bond ETF
Schedule of Investments
59
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2016 , RB , 5.00% , 11/15/41 ...... USD 1,000 $ 1,023,844
Series 2020C , RB , 5.00% , 11/15/45 ..... 2,000 2,111,068
Series 2024 , RB , 5.00% , 11/15/49 ...... 17,220 18,515,829
Series 2020C , RB , 5.00% , 11/15/50 ..... 2,000 2,097,139
City of Corpus Christi Utility System
Series A , RB , 5.00% , 07/15/45 ......... 2,000 2,007,593
Series 2024 , RB , 5.00% , 07/15/49 ...... 9,265 9,883,009
City of Dallas
Series 2024C , GO , 5.00% , 02/15/26 ..... 14,000 14,299,814
Series 2024B , GO , 5.00% , 02/15/31 ..... 7,350 8,201,355
Series 2024B , GO , 5.00% , 02/15/32 ..... 13,020 14,719,465
Series B , GO , 5.00% , 02/15/33 ........ 6,200 7,086,470
Series 2024B , GO , 5.00% , 02/15/34 ..... 20,395 23,505,142
Series 2024C , GO , 5.00% , 02/15/34 ..... 16,960 19,537,576
City of Dallas Waterworks & Sewer System
Series 2015A , RB , 5.00% , 10/01/26 ..... 1,400 1,417,926
Series 2016A , RB , 5.00% , 10/01/29 ..... 1,375 1,412,782
Series 2016A , RB , 5.00% , 10/01/30 ..... 3,590 3,685,855
Series 2016A , RB , 5.00% , 10/01/31 ..... 1,610 1,651,487
Series 2016A , RB , 5.00% , 10/01/32 ..... 5,510 5,645,149
Series 2016A , RB , 5.00% , 10/01/41 ..... 5,000 5,085,630
Series 2020C , RB , 5.00% , 10/01/45 ..... 2,000 2,118,141
Series 2021C , RB , 3.00% , 10/01/46 ..... 5,000 4,074,652
Series 2017 , RB , 5.00% , 10/01/46 ...... 2,500 2,561,447
Series 2020C , RB , 4.00% , 10/01/49 ..... 7,900 7,701,579
City of Garland Electric Utility System
Series 2019 , RB , 5.00% , 03/01/44 ...... 2,000 2,074,752
Series 2019 , RB , 4.00% , 03/01/49 ...... 1,000 953,660
Series 2024 , RB , 4.25% , 03/01/55 ( AGC ) . 4,570 4,585,304
City of Greenville Electric System, Series 2024,
RB, 5.25%, 02/15/49 (BAM) .......... 5,000 5,328,396
City of Houston
Series 2016A , GO , 5.00% , 03/01/25 ..... 2,480 2,480,000
Series 2017A , GO , 5.00% , 03/01/25 ..... 1,235 1,235,000
Series 2016A , GO , 5.00% , 03/01/28 ..... 10,000 10,216,258
Series 2017A , GO , 5.00% , 03/01/28 ..... 1,700 1,770,138
Series 2024A , GO , 5.25% , 03/01/49 ..... 8,500 9,254,179
Series 2024A , GO , 4.13% , 03/01/51 ..... 7,945 7,691,462
City of Houston Airport System
Series 2018B , RB , 5.00% , 07/01/29 ..... 3,680 3,926,450
Series 2018B , RB , 5.00% , 07/01/30 ..... 8,570 9,116,242
Series 2018D , RB , 5.00% , 07/01/37 ..... 1,500 1,579,181
Series 2018D , RB , 5.00% , 07/01/39 ..... 1,495 1,566,959
City of Houston Combined Utility System
Series 2024A , RB , 5.00% , 11/15/31 ..... 5,425 6,102,488
Series 2020A , RB , 5.00% , 11/15/33 ..... 9,835 10,846,862
Series 2004B-4 , RB , VRDN ( JPMorgan
Chase Bank NA SBPA ), 1.78% , 03/10/25
(b)
12,910 12,910,000
Series 2018C , RB , VRDN ( Barclays Bank plc
LOC ), 1.78% , 03/10/25
(b)
........... 6,325 6,325,000
Series 2024A , RB , 5.00% , 11/15/35 ..... 26,940 30,954,257
Series 2024A , RB , 5.00% , 11/15/36 ..... 30,000 34,346,076
Series 2016B , RB , 4.00% , 11/15/37 ..... 2,000 2,010,047
Series 2017B , RB , 5.00% , 11/15/42 ..... 4,000 4,115,694
Series 2002C , RB , 4.00% , 11/15/43 ..... 1,500 1,491,365
Series 2014D , RB , 5.00% , 11/15/44 ..... 2,000 2,001,654
Series 2002C , RB , 5.00% , 11/15/45 ..... 1,000 1,055,011
Series 2002C , RB , 3.00% , 11/15/47 ..... 1,000 788,922
Series 2019B , RB , 5.00% , 11/15/49 ..... 2,000 2,073,815
Series 2024A , RB , 5.25% , 11/15/49 ..... 5,000 5,443,381
Series 2024A , RB , 5.25% , 11/15/54 ..... 7,210 7,826,144
City of Pflugerville, GO, 5.00%, 08/01/53 ... 7,555 7,907,421
City of San Antonio
Series 2024 , GO , 5.00% , 02/01/26 ...... 2,500 2,552,175
Series 2019 , GO , 5.00% , 08/01/28 ...... 4,755 5,115,216
Security
Par (000)
Par (000) Value
Texas (continued)
City of San Antonio Electric & Gas Systems
Series 2019 , RB , 4.00% , 02/01/26 ...... USD 7,010 $ 7,093,011
Series 2018A , RB , 5.00% , 02/01/26 ..... 1,755 1,791,467
Series 2018 , RB , 5.00% , 02/01/27 ...... 3,100 3,229,148
Series 2018 , RB , 5.00% , 02/01/28 ...... 2,000 2,124,087
Series 2015 , RB , 5.00% , 02/01/31 ...... 8,000 8,146,302
Series 2015 , RB , 5.00% , 02/01/32 ...... 3,925 3,994,153
Series 2019 , RB , 5.00% , 02/01/35 ...... 2,000 2,166,199
Series 2019 , RB , 5.00% , 02/01/36 ...... 4,000 4,313,335
Series 2024A , RB , 5.00% , 02/01/37 ..... 6,500 7,426,201
Series 2024A , RB , 5.00% , 02/01/38 ..... 4,000 4,566,463
Series 2024A , RB , 5.00% , 02/01/39 ..... 4,000 4,533,000
Series 2024A , RB , 5.00% , 02/01/40 ..... 3,000 3,364,412
Series 2024D , RB , 5.00% , 02/01/40 ..... 3,000 3,380,667
Series 2024A , RB , 5.00% , 02/01/41 ..... 2,250 2,493,977
Series 2024A , RB , 5.00% , 02/01/42 ..... 4,750 5,215,485
Series 2024D , RB , 5.00% , 02/01/44 ..... 4,000 4,338,892
Series 2024B , RB , 5.00% , 02/01/44 ..... 7,750 8,379,217
Series 2017 , RB , 4.00% , 02/01/47 ...... 3,970 3,844,676
Series 2017 , RB , 5.00% , 02/01/47 ...... 10,000 10,158,358
Series 2020 , RB , 5.00% , 02/01/49 ...... 2,000 2,074,783
Series 2024A , RB , 5.25% , 02/01/49 ..... 15,000 16,355,628
Series 2024B , RB , 5.25% , 02/01/49 ..... 20,785 22,663,449
Series 2024E , RB , 5.25% , 02/01/49 ..... 10,000 10,942,832
Series 2024B , RB , 5.00% , 02/01/54 ..... 8,500 9,014,636
Series 2024C , RB , 5.00% , 02/01/54 ..... 15,750 16,703,590
City of Waco
Series 2024A , GO , 5.00% , 02/01/49 ..... 8,250 8,823,165
Series 2024A , GO , 5.25% , 02/01/54 ..... 11,770 12,732,411
Clear Creek Independent School District
Series 2024A , GO , 5.00% , 02/15/30 ( PSF ) 4,000 4,413,132
Series 2024A , GO , 5.00% , 02/15/31 ( PSF ) 3,270 3,663,183
Series 2024A , GO , 5.00% , 02/15/32 ( PSF ) 3,000 3,396,797
Series 2024A , GO , 5.00% , 02/15/33 ( PSF ) 2,175 2,488,958
Collin County Community College District
Series 2018 , GO , 5.00% , 08/15/29 ...... 11,990 12,576,745
Series 2020A , GO , 4.00% , 08/15/38 ..... 2,015 2,048,349
Comal Independent School District
Series 2024 , GO , 5.00% , 02/15/30 ( PSF ) .. 10,140 11,157,703
Series 2024 , GO , 5.00% , 02/15/34 ( PSF ) .. 16,675 19,261,499
Series 2022 , GO , 4.00% , 02/01/36 ( PSF ) .. 3,250 3,365,351
Series 2024 , GO , 3.00% , 02/15/38 ( PSF ) .. 16,985 15,943,045
Series 2024 , GO , 3.00% , 02/15/39 ( PSF ) .. 8,385 7,725,141
Series 2024 , GO , 3.00% , 02/15/40 ( PSF ) .. 5,250 4,746,342
Series 2024 , GO , 4.00% , 02/15/49 ( PSF ) .. 4,890 4,741,124
Conroe Independent School District
Series 2020A , GO , 5.00% , 02/15/29 ( PSF ) 7,685 8,334,068
Series 2024 , GO , 5.00% , 02/15/30 ( PSF ) .. 5,000 5,518,592
Series 2024 , GO , 5.00% , 02/15/33 ( PSF ) .. 4,015 4,609,539
Series 2024 , GO , 5.00% , 02/15/34 ( PSF ) .. 4,000 4,571,010
Series 2024 , GO , 5.00% , 02/15/49 ( PSF ) .. 16,500 17,672,977
Series 2025 , GO , 4.00% , 02/15/50 ( PSF ) .. 22,000 21,245,407
County of Bexar
Series 2019 , GO , 4.00% , 06/15/39 ...... 3,905 3,938,971
Series 2017 , GO , 4.00% , 06/15/41 ...... 2,035 2,037,470
Series A , GO , 5.00% , 06/15/41 ........ 3,000 3,085,040
Series 2017 , GO , 5.00% , 06/15/43 ...... 1,250 1,285,433
Series 2023 , GO , 4.00% , 06/15/46 ...... 5,000 4,960,173
County of Ector, GO, 4.00%, 02/15/47 ..... 38,525 37,192,243
County of Harris
Series 2015A , GO , 5.00% , 10/01/27 ..... 1,725 1,746,337
Series 2016A , RB , 5.00% , 08/15/31 ..... 2,000 2,059,276
Series 2024A , GO , 5.00% , 09/15/31 ..... 4,500 5,089,212
Series 2024A , GO , 5.00% , 09/15/32 ..... 5,000 5,715,477
Series 2024A , GO , 5.00% , 09/15/33 ..... 10,000 11,552,538

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2025
iShares
®
National Muni Bond ETF
60
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2024A , GO , 5.00% , 09/15/34 ..... USD 5,935 $ 6,912,655
Series 2016A , RB , 5.00% , 08/15/41 ..... 3,505 3,564,869
Series 2024 , GO , 4.00% , 09/15/49 ...... 5,000 4,875,622
Series 2024 , GO , 5.00% , 09/15/54 ...... 15,000 16,100,632
County of Harris Toll Road
Series 2018A , RB , 5.00% , 08/15/31 ..... 2,000 2,121,087
Series 2018A , RB , 5.00% , 08/15/32 ..... 3,000 3,174,744
Series 2018A , RB , 5.00% , 08/15/43 ..... 4,125 4,252,550
Series 2021 , RB , 4.00% , 08/15/45 ...... 2,090 2,023,420
Series 2024A , RB , 5.25% , 08/15/49 ..... 11,400 12,433,944
Series 2024A , RB , 4.00% , 08/15/54 ..... 22,235 21,078,278
Series 2024A , RB , 5.25% , 08/15/54 ..... 26,900 29,185,343
County of Williamson
Series 2021 , GO , 4.00% , 02/15/26 ...... 7,000 7,091,958
Series 2021 , GO , 4.00% , 02/15/27 ...... 22,320 22,831,043
Series 2020 , GO , 5.00% , 02/15/29 ...... 1,005 1,089,094
Series 2020 , GO , 4.00% , 02/15/33 ...... 11,240 11,627,928
Crowley Independent School District, Series
2024, GO, 5.00%, 02/01/49 (PSF) ...... 8,790 9,365,079
Cypress-Fairbanks Independent School District
Series 2016 , GO , 5.00% , 02/15/26 ( PSF ) .. 5,030 5,140,103
Series 2020A , GO , 5.00% , 02/15/26 ( PSF ) 4,000 4,087,557
Series 2016 , GO , 5.00% , 02/15/27 ( PSF ) .. 1,800 1,838,293
Series 2023A , GO , 5.00% , 02/15/27 ( PSF ) 1,930 2,016,934
Series 2023 , GO , 5.00% , 02/15/31 ( PSF ) .. 10,105 11,331,789
Series 2025 , GO , 5.00% , 02/15/35 ( PSF ) .. 10,775 12,556,457
Series 2019 , GO , 4.00% , 02/15/38 ( PSF ) .. 2,915 2,957,926
Series 2018 , GO , 4.00% , 02/15/43 ( PSF ) .. 5,000 4,982,884
Series 2024B , GO , 5.00% , 02/15/43 ( PSF ) 1,500 1,646,168
Dallas Area Rapid Transit
Series 2007 , RB , 5.25% , 12/01/28 ( AMBAC ) 250 271,904
Series 2007 , RB , 5.25% , 12/01/29 ( AMBAC ) 1,050 1,162,206
Series 2019 , RB , 5.00% , 12/01/31 ...... 7,510 8,207,201
Series 2019 , RB , 5.00% , 12/01/32 ...... 5,000 5,445,124
Series 2019 , RB , 5.00% , 12/01/33 ...... 2,825 3,066,671
Series 2016B , RB , 4.00% , 12/01/35 ..... 8,000 8,059,551
Series 2021B , RB , 4.00% , 12/01/51 ..... 14,405 13,726,686
Dallas Fort Worth International Airport
Series 2021B , RB , 5.00% , 11/01/25 ..... 2,720 2,760,353
Series 2022B , RB , 5.00% , 11/01/26 ..... 2,010 2,085,830
Series 2020A , RB , 5.00% , 11/01/27 ..... 1,000 1,058,700
Series 2022B , RB , 5.00% , 11/01/27 ..... 2,000 2,117,401
Series 2023B , RB , 5.00% , 11/01/29 ..... 5,000 5,486,118
Series 2022B , RB , 5.00% , 11/01/29 ..... 2,000 2,194,447
Series 2020A , RB , 5.00% , 11/01/30 ..... 1,000 1,114,622
Series 2020A , RB , 5.00% , 11/01/32 ..... 1,000 1,101,793
Series 2020A , RB , 4.00% , 11/01/34 ..... 250 258,888
Series 2020B , RB , 4.00% , 11/01/34 ..... 9,500 9,837,745
Series 2020A , RB , 4.00% , 11/01/35 ..... 5,160 5,329,762
Series 2020B , RB , 4.00% , 11/01/35 ..... 2,000 2,065,799
Series 2023B , RB , 5.00% , 11/01/36 ..... 1,000 1,132,968
Series 2023B , RB , 5.00% , 11/01/39 ..... 2,750 3,058,068
Series 2024 , RB , 5.00% , 11/01/39 ...... 3,250 3,649,531
Series 2022B , RB , 5.00% , 11/01/40 ..... 5,000 5,491,760
Series 2024 , RB , 5.00% , 11/01/42 ...... 5,060 5,554,429
Series 2021B , RB , 5.00% , 11/01/43 ..... 18,380 19,428,853
Series 2024 , RB , 5.00% , 11/01/44 ...... 8,500 9,220,260
Series 2022B , RB , 4.00% , 11/01/45 ..... 11,120 10,778,098
Series 2021B , RB , 4.00% , 11/01/45 ..... 7,400 7,172,475
Series 2021A , RB , 4.00% , 11/01/46 ..... 2,600 2,509,186
Series 2023B , RB , 5.00% , 11/01/47 ..... 1,750 1,865,930
Series 2024 , RB , 5.25% , 11/01/48 ...... 10,250 11,184,512
Series 2024 , RB , 4.00% , 11/01/49 ...... 8,515 8,100,659
Series 2022B , RB , 5.00% , 11/01/50 ..... 5,000 5,264,486
Security
Par (000)
Par (000) Value
Texas (continued)
Dallas Independent School District
Series 2021A , GO , 4.00% , 02/15/26 ( PSF ) USD 4,410 $ 4,468,349
Series 2025B , GO , 5.00% , 02/15/26 ( PSF )
(a)
9,000 9,202,981
Series 2021A , GO , 5.00% , 02/15/28 ( PSF ) 4,940 5,264,463
Series 2019B , GO , 4.00% , 02/15/33 ( PSF ) 3,000 3,109,975
Series 2020 , GO , 5.00% , 02/15/34 ( PSF ) .. 5,000 5,369,701
Series 2024 , GO , 4.00% , 02/15/54 ( PSF ) .. 20,140 19,286,733
Series 2025B , GO , 4.00% , 02/15/55 ( PSF )
(a)
40,000 37,978,484
Series 2025A, Sub-Series 2025A-3 , GO ,
VRDN 5.00% , 02/19/25 ( PSF )
(a) (b)
..... 6,410 6,783,940
Series 2025A, Sub-Series 2025A-2 , GO ,
VRDN 5.00% , 02/19/25 ( PSF )
(a) (b)
..... 6,000 6,236,555
Denton Independent School District
Series 2023 , GO , 5.00% , 08/15/35 ( PSF ) .. 3,750 4,297,015
Series 2023 , GO , 5.00% , 08/15/38 ( PSF ) .. 1,000 1,125,805
Series 2023 , GO , 5.00% , 08/15/39 ( PSF ) .. 3,015 3,372,773
Series 2015A , GO , 5.00% , 08/15/40 ( PSF ) 2,000 2,019,932
Series 2015A , GO , 5.00% , 08/15/45 ( PSF ) 5,000 5,049,829
Series 2018 , GO , 4.00% , 08/15/48 ( PSF ) .. 1,500 1,439,640
Series 2023 , GO , 5.00% , 08/15/53 ( PSF ) .. 11,890 12,615,761
East Montgomery County Improvement District
Sales Tax, Series 2024, RB, 5.25%, 08/15/49
(AGC) ....................... 4,650 5,041,377
Elgin Independent School District, Series 2024,
GO, 5.00%, 08/01/54 (PSF) .......... 4,745 5,084,946
Fort Bend Independent School District, Series
2018, GO, 5.00%, 08/15/30 (PSF) ...... 3,360 3,523,616
Fort Worth Independent School District
Series 2015 , GO , 5.00% , 02/15/28 ( PSF ) .. 3,115 3,123,993
Series 2018 , GO , 5.00% , 02/15/43 ( PSF ) .. 5,000 5,115,689
Series 2024 , GO , 5.00% , 02/15/49 ( PSF ) .. 6,000 6,426,537
Frisco Independent School District, Series 2019,
GO, 4.00%, 08/15/49 (PSF) .......... 2,285 2,187,466
Garland Independent School District
Series 2023A , GO , 5.00% , 02/15/41 ( PSF ) 5,920 6,511,094
Series 2023A , GO , 5.00% , 02/15/42 ( PSF ) 8,705 9,523,830
Series 2023A , GO , 5.00% , 02/15/48 ( PSF ) 24,015 25,713,372
Georgetown Independent School District, Series
2024, GO, 5.00%, 02/15/54 (PSF) ...... 13,750 14,727,170
Grand Parkway Transportation Corp.
Series 2018A , RB , 5.00% , 10/01/35 ..... 7,860 8,279,282
Series 2018A , RB , 5.00% , 10/01/36 ..... 8,000 8,410,734
Series 2018A , RB , 5.00% , 10/01/38 ..... 8,000 8,371,870
Series 2018A , RB , 5.00% , 10/01/43 ..... 11,180 11,562,212
Series 2020C , RB , 4.00% , 10/01/45 ..... 28,400 26,632,782
Series 2013B , RB , 5.80% , 10/01/45 ..... 2,000 2,131,495
Series 2018A , RB , 5.00% , 10/01/48 ..... 21,010 21,611,873
Series 2020C , RB , 4.00% , 10/01/49 ..... 25,995 24,211,741
Series 2020C , RB , 4.00% , 10/01/49 ( AGM-
CR ) ......................... 9,900 9,316,960
Series 2020C , RB , 3.00% , 10/01/50 ..... 2,000 1,495,924
Grand Prairie Independent School District,
Series 2016B, GO, 4.00%, 02/15/31 ..... 10,505 10,616,096
Grayson County Junior College District, Series
2024, GO, 4.00%, 02/15/49 .......... 8,230 7,803,673
Greenwood Independent School District, Series
2024, GO, 4.00%, 02/15/54 (PSF) ...... 4,000 3,811,325
Harris County Flood Control District, RB,
5.00%, 10/01/26 ................. 3,470 3,488,766
Highland Park Independent School District,
Series 2024, GO, 5.00%, 02/15/33 ...... 17,040 19,499,702
Houston Higher Education Finance Corp., Series
2024, RB, 5.00%, 05/15/34 .......... 37,540 43,606,464
Houston Independent School District
Series 2017 , GO , 5.00% , 02/15/26 ( PSF ) .. 1,175 1,201,389

Schedule of Investments
(continued)
February 28, 2025
iShares
®
National Muni Bond ETF
Schedule of Investments
61
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2016 , GO , 5.00% , 02/15/27 ( PSF ) .. USD 2,255 $ 2,301,691
Series 2016 , GO , 5.00% , 02/15/28 ( PSF ) .. 4,600 4,692,067
Series 2017 , GO , 5.00% , 02/15/28 ( PSF ) .. 1,000 1,044,981
Series 2016 , GO , 5.00% , 02/15/30 ( PSF ) .. 7,150 7,290,465
Series 2025A , GO , 5.00% , 02/15/30 ( PSF )
(a)
1,500 1,653,219
Series 2025A , GO , 5.00% , 02/15/31 ( PSF )
(a)
2,500 2,792,951
Series 2017 , GO , 4.00% , 02/15/42 ( PSF ) .. 1,300 1,298,793
Humble Independent School District
(a)
Series 2025 , GO , 5.00% , 02/15/28 ( PSF ) .. 5,700 6,063,229
Series 2025 , GO , 5.00% , 02/15/29 ( PSF ) .. 5,250 5,682,500
Series 2025 , GO , 4.00% , 02/15/52 ( PSF ) .. 5,750 5,475,789
Hutto Independent School District
Series 2023 , GO , 5.00% , 08/01/48 ( PSF ) .. 2,700 2,892,793
Series 2024 , GO , 5.00% , 08/01/54 ( PSF ) .. 2,990 3,187,354
Irving Independent School District
Series 2023 , GO , 5.00% , 02/15/40 ( PSF ) .. 1,100 1,213,390
Series 2023 , GO , 5.00% , 02/15/41 ( PSF ) .. 6,440 7,056,477
Jarrell Independent School District, Series 2024,
GO, 4.00%, 02/15/54 (PSF) .......... 18,740 17,885,983
Judson Independent School District
Series 2024 , GO , 5.00% , 02/01/49 ( PSF ) .. 6,060 6,522,045
Series 2024 , GO , 5.00% , 02/01/53 ( PSF ) .. 3,000 3,222,748
Katy Independent School District
Series 2024 , GO , 5.00% , 02/15/26 ( PSF ) .. 1,500 1,533,118
Series 2022 , GO , 4.00% , 02/15/47 ( PSF ) .. 10,515 10,236,110
Series 2018 , GO , 4.00% , 02/15/48 ( PSF ) .. 3,650 3,509,621
Klein Independent School District
Series 2023 , GO , 5.00% , 08/01/44 ( PSF ) .. 7,230 7,817,853
Series 2023 , GO , 4.00% , 08/01/45 ( PSF ) .. 16,295 16,037,386
Lamar Consolidated Independent School District
Series 2024A , GO , 5.00% , 02/15/31 ( PSF ) 3,500 3,908,637
Series 2018 , GO , 4.00% , 02/15/50 ( PSF ) .. 3,000 2,861,456
Series 2021 , GO , 3.00% , 02/15/51 ( PSF ) .. 6,485 4,845,843
Series 2023 , GO , 4.00% , 02/15/53 ...... 15,000 14,236,483
Series 2024 , GO , 4.00% , 02/15/54 ( PSF ) .. 7,975 7,611,564
Leander Independent School District
Series A , GO , 5.00% , 08/15/38 ( PSF ) .... 1,075 1,082,312
Series A , GO , 5.00% , 08/15/40 ( PSF ) .... 1,500 1,509,199
Series 2023 , GO , 5.00% , 02/15/48 ( PSF ) .. 12,000 12,823,236
Series 2022 , GO , 5.00% , 08/15/52 ( PSF ) .. 11,200 11,747,365
Lewisville Independent School District
Series 2016B , GO , 5.00% , 08/15/25 ..... 2,600 2,626,047
Series 2016A , GO , 4.00% , 08/15/27 ( PSF ) 4,965 4,988,089
Series 2016B , GO , 5.00% , 08/15/28 ..... 6,090 6,145,449
Series 2023 , GO , 5.00% , 08/15/30 ( PSF ) .. 11,190 12,448,644
Series 2024 , GO , 5.00% , 08/15/36 ( PSF ) .. 5,570 6,323,648
Series 2024 , GO , 5.00% , 08/15/38 ( PSF ) .. 5,195 5,840,401
Series 2024 , GO , 5.00% , 08/15/40 ( PSF ) .. 6,000 6,686,360
Series 2024 , GO , 5.00% , 08/15/44 ( PSF ) .. 9,220 10,013,063
Lower Colorado River Authority
Series 2021 , RB , 5.00% , 05/15/25 ...... 1,000 1,004,232
Series 2021 , RB , 5.00% , 05/15/28 ...... 1,000 1,067,903
Series 2025 , RB , 5.00% , 05/15/30 ...... 4,250 4,686,288
Series 2025 , RB , 5.00% , 05/15/31 ...... 8,100 9,043,567
Series 2024 , RB , 5.00% , 05/15/35 ...... 5,905 6,693,527
Series 2024 , RB , 5.00% , 05/15/36 ...... 2,000 2,255,096
Series 2024 , RB , 5.00% , 05/15/37 ...... 3,000 3,371,438
Series 2024 , RB , 5.00% , 05/15/38 ...... 2,125 2,373,629
Series 2021 , RB , 5.00% , 05/15/39 ...... 2,000 2,141,305
Series 2024 , RB , 5.00% , 05/15/39 ...... 2,750 3,059,550
Series 2015 , RB , 5.00% , 05/15/40 ...... 5,760 5,783,644
Series 2021 , RB , 5.00% , 05/15/41 ...... 3,500 3,716,685
Series 2018 , RB , 5.00% , 05/15/43 ...... 1,000 1,033,493
Series 2015 , RB , 5.00% , 05/15/45 ...... 3,130 3,142,848
Series 2025 , RB , 5.00% , 05/15/45 ...... 1,750 1,881,314
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2024A , RB , 5.00% , 05/15/49 ( AGC ) USD 27,365 $ 29,184,852
Series 2025 , RB , 5.00% , 05/15/50 ...... 5,000 5,280,544
Series 2022A , RB , 6.00% , 05/15/52 ..... 10,000 11,056,579
Series 2024A , RB , 5.00% , 05/15/54 ( AGC ) 10,000 10,601,894
Magnolia Independent School District, Series
2023, GO, 4.00%, 08/15/47 .......... 10,800 10,369,709
Manor Independent School District, Series 2020,
GO, 3.00%, 08/01/50 (PSF) .......... 13,905 10,651,655
Medina Valley Independent School District,
Series 2023, GO, 4.00%, 02/15/53 (PSF) .. 18,480 17,676,508
Melissa Independent School District, Series
2024, GO, 4.00%, 02/01/54 (PSF) ...... 9,750 9,322,011
Midland County Fresh Water Supply District No.
1, Series 2012A, RB, 0.00%, 09/15/34
(c)
.. 1,250 826,868
Midland Independent School District
Series 2024 , GO , 5.00% , 02/15/35 ( PSF ) .. 6,150 6,984,296
Series 2024 , GO , 4.00% , 02/15/54 ( PSF ) .. 23,595 22,519,731
North East Independent School District, Series
2007, GO, 5.25%, 02/01/27 (PSF) ...... 530 555,440
North Texas Municipal Water District Upper East
Fork Wastewater Interceptor System, Series
2024, RB, 4.00%, 06/01/51 .......... 20,860 19,606,133
North Texas Municipal Water District Water
System
Series 2021A , RB , 5.00% , 09/01/26 ..... 15,200 15,704,138
Series 2021A , RB , 5.00% , 09/01/27 ..... 6,000 6,326,654
Series 2021A , RB , 5.00% , 09/01/28 ..... 3,500 3,758,384
Series 2016 , RB , 4.00% , 09/01/46 ...... 6,000 5,921,670
North Texas Tollway Authority
Series 2019B , RB , 5.00% , 01/01/26 ..... 1,250 1,273,215
Series 2022B , RB , 5.00% , 01/01/26 ..... 4,000 4,074,286
Series A , RB , 5.00% , 01/01/26 ......... 250 250,415
Series B , RB , 5.00% , 01/01/26 ......... 10 10,017
Series 2019B , RB , 5.00% , 01/01/27 ..... 2,505 2,608,404
Series 2019B , RB , 5.00% , 01/01/28 ..... 3,855 4,089,887
Series 2016A , RB , 5.00% , 01/01/28 ..... 1,500 1,526,136
Series A , RB , 5.00% , 01/01/29 ......... 5,000 5,083,752
Series 2019B , RB , 5.00% , 01/01/29 ..... 1,700 1,835,940
Series A , RB , 5.00% , 01/01/30 ......... 3,385 3,439,704
Series 2024B , RB , 5.00% , 01/01/30 ..... 6,510 7,143,569
Series 2016A , RB , 5.00% , 01/01/30 ..... 5,000 5,080,803
Series 2008D , RB , 0.00% , 01/01/31 ( AGC )
(c)
965 790,478
Series 2023B , RB , 5.00% , 01/01/31 ..... 8,500 9,467,252
Series B , RB , 5.00% , 01/01/31 ......... 900 913,295
Series 2024B , RB , 5.00% , 01/01/32 ..... 2,000 2,254,677
Series 2024A , RB , 5.00% , 01/01/32 ..... 2,000 2,263,933
Series 2008D , RB , 0.00% , 01/01/33 ( AGC )
(c)
38,450 29,152,063
Series 2021B , RB , 4.00% , 01/01/33 ..... 2,000 2,064,606
Series 2024B , RB , 5.00% , 01/01/33 ..... 10,000 11,370,299
Series 2008D , RB , 0.00% , 01/01/34 ( AGC )
(c)
2,900 2,112,683
Series A , RB , 5.00% , 01/01/34 ......... 11,500 13,132,542
Series 2024B , RB , 5.00% , 01/01/34 ..... 1,590 1,822,657
Series 2024A , RB , 5.00% , 01/01/34 ..... 7,940 9,148,198
Series 2008D , RB , 0.00% , 01/01/35 ( AGC )
(c)
14,800 10,343,141
Series A , RB , 5.00% , 01/01/35 ......... 2,900 3,123,474
Series 2008D , RB , 0.00% , 01/01/36 ( AGC )
(c)
44,800 30,034,498
Series 2019A , RB , 4.00% , 01/01/36 ..... 11,300 11,476,185
Series 2020A , RB , 4.00% , 01/01/36 ..... 2,000 2,031,183
Series A , RB , 5.00% , 01/01/36 ......... 1,000 1,032,043
Series 2008D , RB , 0.00% , 01/01/37 ( AGC )
(c)
3,250 2,088,133
Series 2019A , RB , 4.00% , 01/01/37 ..... 5,000 5,059,531
Series 2020A , RB , 4.00% , 01/01/37 ..... 2,000 2,023,812
Series A , RB , 4.00% , 01/01/37 ......... 11,240 11,301,407
Series 2024B , RB , 5.00% , 01/01/37 ..... 1,250 1,408,725
Series 2011B , RB , 0.00% , 09/01/37
(c)
.... 1,620 837,483

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2025
iShares
®
National Muni Bond ETF
62
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2008D , RB , 0.00% , 01/01/38 ( AGC )
(c)
USD 3,000 $ 1,842,798
Series 2019A , RB , 5.00% , 01/01/38 ..... 21,820 23,213,702
Series 2021B , RB , 4.00% , 01/01/39 ..... 2,500 2,509,655
Series 2016A , RB , 5.00% , 01/01/39 ..... 8,170 8,268,119
Series A , RB , 5.00% , 01/01/39 ......... 2,500 2,607,139
Series 2021B , RB , 4.00% , 01/01/40 ..... 4,000 3,984,218
Series 2021B , RB , 4.00% , 01/01/41 ..... 1,150 1,133,619
Series 2024A , RB , 5.00% , 01/01/41 ..... 5,000 5,525,469
Series 2024A , RB , 5.25% , 01/01/42 ..... 4,000 4,455,476
Series A , RB , 4.00% , 01/01/43 ......... 15,615 15,117,016
Series B , RB , 5.00% , 01/01/43 ......... 1,750 1,786,591
Series A , RB , 5.00% , 01/01/43 ......... 5,490 5,660,022
Series 2011B , RB , 0.00% , 09/01/43
(c)
.... 2,500 823,716
Series 2011C , RB , 7.00% , 09/01/43 ..... 500 605,573
Series 2019A , RB , 4.00% , 01/01/44 ..... 2,030 1,975,245
Series 2024A , RB , 5.25% , 01/01/44 ..... 2,000 2,204,962
Series 2024A , RB , 5.00% , 01/01/45 ..... 2,750 2,970,616
Series 2011C , RB , 6.75% , 09/01/45 ..... 500 608,097
Series 2021B , RB , 3.00% , 01/01/46 ..... 2,000 1,581,235
Series 2018 , RB , 5.00% , 01/01/48 ...... 1,000 1,020,595
Series A , RB , 5.00% , 01/01/48 ......... 6,100 6,255,072
Series B , RB , 5.00% , 01/01/48 ......... 1,750 1,777,749
Series 2018 , RB , 4.25% , 01/01/49 ...... 1,500 1,435,091
Northwest Independent School District
Series 2023 , GO , 5.00% , 02/15/48 ( PSF ) .. 71,000 75,339,073
Series 2024A , GO , 5.00% , 02/15/49 ( PSF ) 5,750 6,117,031
Pasadena Independent School District, Series
2018, GO, 4.00%, 02/15/44 (PSF) ...... 1,250 1,219,456
Permanent University Fund - Texas A&M
University System, Series 2023, RB,
5.00%, 07/01/41 ................. 17,245 18,921,954
Permanent University Fund - University of Texas
System
Series 2014B , RB , 5.00% , 07/01/25 ..... 2,700 2,704,346
Series 2022A , RB , 5.00% , 07/01/27 ..... 1,000 1,053,311
Series 2022A , RB , 5.00% , 07/01/29 ..... 3,070 3,353,126
Series 2022A , RB , 5.00% , 07/01/34 ..... 2,885 3,255,675
Series 2024B , RB , 5.00% , 07/01/36 ..... 5,000 5,921,496
Series 2024A , RB , 5.00% , 07/01/37 ..... 5,040 5,800,853
Series 2024B , RB , 5.00% , 07/01/38 ..... 5,000 5,722,777
Series 2016B , RB , 4.00% , 07/01/41 ..... 2,515 2,515,187
Series 2024A , RB , 4.00% , 07/01/53 ..... 3,500 3,391,227
Pflugerville Independent School District, Series
2023A, GO, 5.00%, 02/15/35 ......... 4,090 4,569,250
Plano Independent School District
Series 2016A , GO , 5.00% , 02/15/26 ( PSF ) 2,475 2,528,941
Series 2025 , GO , 5.00% , 02/15/27 ( PSF ) .. 6,510 6,801,967
Series 2025 , GO , 5.00% , 02/15/28 ( PSF )
(a)
5,580 5,953,043
Series 2025 , GO , 4.00% , 02/15/43 ( PSF )
(a)
4,155 4,151,319
Series 2025 , GO , 4.00% , 02/15/44 ( PSF )
(a)
5,000 4,955,331
Series 2025 , GO , 4.00% , 02/15/45 ( PSF )
(a)
4,135 4,072,424
Port Authority of Houston of Harris County Texas
Series 2020A-2 , GO , 3.00% , 10/01/39 .... 5,000 4,419,537
Series 2023 , RB , 5.00% , 10/01/48 ...... 8,620 9,164,595
Series 2023 , RB , 5.00% , 10/01/53 ...... 24,000 25,443,022
Prosper Independent School District
Series 2024 , GO , 4.00% , 02/15/54 ( PSF ) .. 17,790 16,950,867
Series 2024A , GO , 4.00% , 02/15/54 ( PSF ) 40,970 39,037,494
Richardson Independent School District
Series 2019 , GO , 5.00% , 02/15/30 ( PSF ) .. 1,905 2,031,014
Series 2017 , GO , 5.00% , 02/15/42 ( PSF ) .. 6,930 7,016,111
Series 2021 , GO , 4.00% , 02/15/46 ( PSF ) .. 2,000 1,955,629
Rockwall Independent School District, Series
2023, GO, 4.00%, 02/15/53 (PSF) ...... 16,775 16,045,640
Security
Par (000)
Par (000) Value
Texas (continued)
Round Rock Independent School District
Series 2017 , GO , 5.00% , 08/01/27 ...... USD 3,185 $ 3,355,990
Series 2019A , GO , 5.00% , 08/01/31 ( PSF ) 4,000 4,349,658
Series 2019A , GO , 3.00% , 08/01/33 ( PSF ) 1,950 1,886,883
San Antonio Independent School District
Series 2018 , GO , 5.00% , 08/15/48 ( PSF ) .. 6,000 6,034,621
Series 2022 , GO , 5.00% , 08/15/52 ( PSF ) .. 3,000 3,173,940
San Antonio Public Facilities Corp., Series 2012,
RB, 4.00%, 09/15/42 .............. 6,600 6,370,548
San Antonio Water System
Series 2016C , RB , 5.00% , 05/15/33 ..... 10,500 10,820,220
Series 2016C , RB , 5.00% , 05/15/34 ..... 3,245 3,340,446
Series 2016C , RB , 5.00% , 05/15/35 ..... 1,800 1,851,413
Series 2025A , RB , 5.00% , 05/15/36 ..... 3,500 4,071,817
Series 2025A , RB , 5.00% , 05/15/37
(a)
.... 3,500 4,049,047
Series 2025A , RB , 5.00% , 05/15/38
(a)
.... 2,500 2,873,538
Series 2025A , RB , 5.00% , 05/15/39 ..... 2,000 2,282,318
Series 2015B , RB , 4.00% , 05/15/40 ..... 14,785 14,683,820
Series 2016C , RB , 5.00% , 05/15/46 ..... 1,660 1,691,003
Series 2018A , RB , 5.00% , 05/15/48 ..... 6,720 6,917,590
Series 2020C , RB , 4.00% , 05/15/50 ..... 1,000 949,283
Series 2020A , RB , 5.00% , 05/15/50 ..... 6,000 6,269,557
Series 2021A , RB , 4.00% , 05/15/51 ..... 3,790 3,570,313
San Jacinto Community College District, Series
2019A, GO, 5.00%, 02/15/44 ......... 3,660 3,772,983
San Marcos Consolidated Independent School
District, Series 2023, GO, 5.25%, 08/15/47
(PSF) ....................... 10,000 10,907,544
Southwest Independent School District, Series
2023, GO, 4.00%, 02/01/53 (PSF) ...... 15,000 14,301,743
State of Texas
Series 2015A , GO , 5.00% , 10/01/25 ..... 16,300 16,520,014
Series 2024 , GO , 5.00% , 10/01/25 ...... 10,000 10,134,978
Series 2015A , GO , 5.00% , 10/01/26 ..... 7,000 7,087,167
Series 2016A , GO , 5.00% , 04/01/27 ..... 5,890 6,027,107
Series 2015A , GO , 5.00% , 10/01/27 ..... 2,445 2,475,102
Series 2024 , GO , 5.00% , 10/01/27 ...... 7,275 7,703,877
Series 2015A , GO , 5.00% , 10/01/28 ..... 5,105 5,166,086
Series A , GO , 5.00% , 10/01/30 ........ 2,000 2,105,371
Series 2015A , GO , 5.00% , 10/01/31 ..... 1,000 1,011,448
Series 2024 , GO , 5.00% , 10/01/31 ...... 14,385 16,267,223
Series 2016 , GO , 5.00% , 04/01/32 ...... 2,300 2,348,117
Series 2024 , GO , 5.00% , 10/01/32 ...... 5,000 5,725,311
Series B , GO , 5.00% , 10/01/32 ........ 5,825 6,109,420
Series A , GO , 5.00% , 10/01/33 ........ 34,100 35,699,379
Series 2016 , GO , 5.00% , 04/01/34 ...... 16,500 16,827,553
Series A , GO , 5.00% , 10/01/34 ........ 32,000 33,439,565
Series 2015A , GO , 5.00% , 10/01/36 ..... 10,150 10,242,878
Series 2022B , GO , 5.00% , 08/01/39 ..... 7,240 7,281,408
Series 2022B , GO , 5.00% , 08/01/40 ..... 3,000 3,016,790
Series 2024 , GO , 5.00% , 10/01/42 ...... 1,500 1,665,741
Series 2024 , GO , 5.00% , 10/01/43 ...... 5,250 5,792,348
Series 2016A , GO , 5.00% , 04/01/44 ..... 2,045 2,070,389
Series A , GO , 4.00% , 10/01/44 ........ 2,000 1,939,930
Series 2015D , GO , 4.00% , 05/15/45 ..... 2,000 1,928,701
Series 2016 , GO , 5.00% , 04/01/46 ...... 3,780 3,823,736
Tarrant County College District, Series 2022,
GO, 5.00%, 08/15/26 .............. 3,060 3,162,849
Tarrant Regional Water District, Series 2025, RB,
4.25%, 09/01/55
(a)
................ 10,000 9,823,850
Tarrant Regional Water District Water Supply
System, Series 2024, RB, 4.00%, 03/01/54 6,335 5,978,081
Texas A&M University
Series 2024A , RB , 5.00% , 05/15/26 ..... 1,795 1,846,230
Series 2024A , RB , 5.00% , 05/15/33 ..... 6,500 7,491,615

Schedule of Investments
(continued)
February 28, 2025
iShares
®
National Muni Bond ETF
Schedule of Investments
63
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2017E , RB , 5.00% , 05/15/34 ..... USD 5,640 $ 5,866,814
Series 2024A , RB , 5.00% , 05/15/34 ..... 7,000 8,155,706
Series 2024A , RB , 5.00% , 05/15/37 ..... 4,500 5,158,572
Series 2024A , RB , 5.00% , 05/15/41 ..... 7,500 8,398,226
Series 2024A , RB , 5.00% , 05/15/42 ..... 10,000 11,118,708
Texas Department of Transportation State
Highway Fund
Series 2016A , RB , 5.00% , 10/01/25 ..... 4,050 4,104,432
Series 2015 , RB , 5.00% , 10/01/26 ...... 4,810 4,988,871
Series 2016A , RB , 5.00% , 10/01/26 ..... 1,260 1,306,856
Series 2016A , RB , 5.00% , 10/01/30 ..... 5,000 5,152,195
Series 2024 , RB , 5.00% , 10/01/33 ...... 4,000 4,616,358
Texas State University System
Series 2017A , RB , 5.00% , 03/15/28 ..... 6,670 6,971,801
Series 2017A , RB , 5.00% , 03/15/31 ..... 1,900 1,973,205
Series 2024 , RB , 5.00% , 03/15/31 ...... 15,000 16,695,171
Series 2024 , RB , 5.00% , 03/15/33 ...... 8,065 9,184,575
Series 2024 , RB , 5.00% , 03/15/35 ...... 6,095 6,965,105
Series 2024 , RB , 5.25% , 03/15/54 ...... 10,050 10,849,866
Texas Tech University System, Series 2025A,
RB, 4.25%, 02/15/55
(a)
............. 11,910 11,655,006
Texas Transportation Commission
Series 2024 , GO , 5.00% , 04/01/26 ...... 1,620 1,660,590
Series 2024 , GO , 5.00% , 04/01/33 ...... 10,000 11,532,115
Series 2024 , GO , 5.00% , 04/01/35 ...... 5,000 5,747,997
Series 2024 , GO , 5.00% , 04/01/36 ...... 5,000 5,727,375
Series 2014B , GO , VRDN 0.65% , 04/01/26
(b)
5,000 4,823,773
Series 2024 , GO , 5.00% , 04/01/42 ...... 6,000 6,637,220
Texas Transportation Commission State
Highway 249 System, Series 2019A, RB,
5.00%, 08/01/57 ................. 1,750 1,776,347
Texas Water Development Board
Series 2018B , RB , 5.00% , 04/15/25 ..... 5,520 5,534,334
Series 2020 , RB , 5.00% , 04/15/26 ...... 1,380 1,416,126
Series 2021 , RB , 5.00% , 08/01/26 ...... 1,300 1,343,038
Series 2020 , RB , 5.00% , 10/15/26 ...... 3,310 3,435,576
Series 2021 , RB , 5.00% , 08/01/27 ...... 1,500 1,582,288
Series 2021 , RB , 5.00% , 08/01/28 ...... 1,110 1,193,184
Series 2017A , RB , 5.00% , 04/15/29 ..... 1,000 1,052,904
Series 2018B , RB , 5.00% , 04/15/30 ..... 1,860 2,000,176
Series 2021 , RB , 5.00% , 08/01/30 ...... 1,310 1,457,313
Series A , RB , 5.00% , 10/15/30 ......... 1,000 1,012,819
Series 2018A , RB , 5.00% , 10/15/30 ..... 7,940 8,453,277
Series A , RB , 5.00% , 10/15/31 ......... 1,000 1,012,389
Series 2018A , RB , 5.00% , 10/15/31 ..... 6,605 7,010,394
Series 2016 , RB , 5.00% , 10/15/31 ...... 5,070 5,239,447
Series 2017A , RB , 5.00% , 10/15/31 ..... 1,000 1,050,090
Series 2017A , RB , 4.00% , 10/15/32 ..... 3,475 3,544,361
Series 2018B , RB , 5.00% , 10/15/32 ..... 5,820 6,219,801
Series 2019A , RB , 3.00% , 10/15/33 ..... 2,000 1,971,932
Series 2017A , RB , 4.00% , 10/15/33 ..... 2,000 2,036,040
Series 2020 , RB , 4.00% , 10/15/33 ...... 3,080 3,220,461
Series 2020 , RB , 4.00% , 08/01/34 ...... 5,000 5,204,654
Series 2019A , RB , 3.00% , 10/15/34 ..... 2,000 1,945,422
Series 2017A , RB , 4.00% , 10/15/34 ..... 1,000 1,016,132
Series 2018B , RB , 4.00% , 10/15/34 ..... 3,000 3,048,436
Series A , RB , 4.00% , 10/15/34 ......... 3,000 3,009,646
Series 2017A , RB , 4.00% , 10/15/35 ..... 2,500 2,534,550
Series 2021 , RB , 4.00% , 10/15/35 ...... 4,740 4,946,257
Series 2019A , RB , 4.00% , 10/15/36 ..... 5,775 5,903,204
Series 2018A , RB , 4.00% , 10/15/36 ..... 3,000 3,027,518
Series 2018B , RB , 4.00% , 10/15/36 ..... 10,000 10,105,541
Series 2022 , RB , 4.45% , 10/15/36 ...... 1,000 1,073,237
Series 2023A , RB , 5.00% , 10/15/37 ..... 2,565 2,925,367
Series 2018A , RB , 4.00% , 10/15/38 ..... 9,160 9,198,271
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2019A , RB , 4.00% , 10/15/38 ..... USD 1,490 $ 1,510,958
Series 2018B , RB , 5.00% , 10/15/38 ..... 2,130 2,253,989
Series 2020 , RB , 3.00% , 08/01/39 ...... 3,000 2,714,235
Series 2019A , RB , 3.00% , 10/15/39 ..... 2,585 2,332,746
Series 2020 , RB , 3.00% , 08/01/40 ...... 2,000 1,779,877
Series 2020 , RB , 3.00% , 10/15/40 ...... 3,500 3,108,643
Series 2023A , RB , 4.65% , 10/15/40 ..... 1,995 2,140,401
Series A , RB , 5.00% , 10/15/40 ......... 890 897,646
Series 2024A , RB , 5.00% , 10/15/40 ..... 5,250 5,954,551
Series 2022 , RB , 5.00% , 08/01/41 ...... 28,505 31,211,521
Series 2024A , RB , 4.00% , 10/15/41 ..... 4,725 4,785,481
Series 2023 , RB , 5.00% , 08/01/42 ...... 6,275 6,891,274
Series 2017A , RB , 5.00% , 10/15/42 ..... 2,000 2,071,039
Series 2018B , RB , 4.00% , 10/15/43 ..... 12,000 11,928,062
Series 2024A , RB , 4.00% , 10/15/43 ..... 4,000 4,000,392
Series 2018A , RB , 5.00% , 10/15/43 ..... 11,750 12,212,072
Series 2019A , RB , 4.00% , 10/15/44 ..... 5,000 4,883,185
Series 2024A , RB , 5.00% , 10/15/44 ..... 7,500 8,188,812
Series A , RB , 4.00% , 10/15/45 ......... 4,865 4,831,786
Series 2016 , RB , 5.25% , 10/15/46 ...... 2,000 2,045,993
Series 2017A , RB , 5.00% , 10/15/47 ..... 2,500 2,566,461
Series 2022 , RB , 5.00% , 10/15/47 ...... 22,500 24,010,063
Series 2023A , RB , 4.88% , 10/15/48 ..... 9,000 9,476,393
Series 2018B , RB , 5.00% , 04/15/49 ..... 35,020 36,203,609
Series 2019A , RB , 4.00% , 10/15/49 ..... 20,445 19,473,873
Series 2024A , RB , 5.00% , 10/15/49 ..... 17,500 18,823,775
Series 2020 , RB , 4.00% , 04/15/51 ...... 6,000 5,734,483
Series 2022 , RB , 4.80% , 10/15/52 ...... 1,500 1,557,097
Series 2024A , RB , 5.00% , 10/15/53 ..... 18,090 19,403,690
Series 2019A , RB , 4.00% , 10/15/54 ..... 1,000 939,158
Series 2021 , RB , 4.00% , 10/15/56 ...... 7,420 7,000,147
Trinity River Authority Central Regional
Wastewater System, Series 2017, RB,
5.00%, 08/01/28 ................. 2,005 2,109,694
Tyler Independent School District, Series 2017,
GO, 4.00%, 02/15/47 (PSF) .......... 1,600 1,557,563
Via Metropolitan Transit Advanced
Transportation District Sales Tax, Series 2024,
RB, 5.00%, 08/01/49 .............. 9,540 10,232,799
Waco Educational Finance Corp., Series 2021,
RB, 4.00%, 03/01/51 .............. 2,000 1,832,009
Waco Independent School District, Series 2022,
GO, 3.00%, 08/15/52 (PSF) .......... 2,315 1,723,736
Wylie Independent School District
Series 2020A , GO , 5.00% , 08/15/30 ( PSF ) 14,960 16,666,725
Series 2024 , GO , 5.25% , 08/15/49 ( PSF ) .. 23,305 25,292,511
Ysleta Independent School District, Series 2017,
GO, 5.00%, 08/15/47 (PSF) .......... 2,940 2,983,723
4,241,955,096
Utah — 0.6%
Central Valley Water Reclamation Facility, Series
2021C, RB, 4.00%, 03/01/47 ......... 2,000 1,936,174
City of Salt Lake City
Series 2017B , RB , 5.00% , 07/01/47 ..... 3,645 3,709,344
Series 2018B , RB , 5.00% , 07/01/48 ..... 2,000 2,053,033
Series 2022 , RB , 5.00% , 02/01/52 ...... 30,000 31,744,161
Intermountain Power Agency
Series 2022A , RB , 5.00% , 07/01/26 ..... 3,445 3,514,654
Series 2022A , RB , 5.00% , 07/01/29 ..... 1,250 1,346,669
Series 2022A , RB , 5.00% , 07/01/30 ..... 2,000 2,184,659
Series 2023A , RB , 5.00% , 07/01/31 ..... 13,170 14,560,308
Series 2022A , RB , 5.00% , 07/01/32 ..... 1,000 1,104,435
Series 2022A , RB , 5.00% , 07/01/33 ..... 1,250 1,376,962
Series 2022A , RB , 5.00% , 07/01/34 ..... 1,250 1,372,804

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2025
iShares
®
National Muni Bond ETF
64
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Utah (continued)
Series 2022A , RB , 4.00% , 07/01/36 ..... USD 2,500 $ 2,538,119
Series 2023A , RB , 5.00% , 07/01/37 ..... 5,000 5,501,775
Series 2022A , RB , 5.00% , 07/01/38 ..... 2,500 2,717,830
Series 2022A , RB , 5.00% , 07/01/40 ..... 2,500 2,689,439
Series 2023A , RB , 5.00% , 07/01/41 ..... 2,000 2,159,927
Series 2022A , RB , 5.00% , 07/01/42 ..... 2,500 2,663,219
Series 2022A , RB , 5.00% , 07/01/43 ..... 23,585 25,029,270
State of Utah
Series 2020B , GO , 5.00% , 07/01/25 ..... 6,010 6,056,647
Series 2018 , GO , 5.00% , 07/01/26 ...... 5,225 5,393,911
Series 2020B , GO , 5.00% , 07/01/26 ..... 11,925 12,310,504
Series 2017 , GO , 5.00% , 07/01/27 ...... 1,140 1,188,019
Series 2020B , GO , 5.00% , 07/01/28 ..... 1,470 1,582,112
Series 2020 , GO , 5.00% , 07/01/29 ...... 4,030 4,365,755
Series 2020B , GO , 5.00% , 07/01/29 ..... 1,600 1,733,302
Series 2020 , GO , 5.00% , 07/01/30 ...... 5,600 6,060,062
Series 2020 , GO , 5.00% , 07/01/31 ...... 13,500 14,575,170
Series 2020 , GO , 3.00% , 07/01/34 ...... 4,120 3,990,476
Timpanogos Special Service District
Series 2024 , RB , 5.00% , 06/01/47 ...... 4,000 4,342,318
Series 2024 , RB , 5.00% , 06/01/54 ...... 16,500 17,705,723
University of Utah (The)
Series 2022B , RB , 5.00% , 08/01/27 ..... 1,330 1,403,965
Series 2022B , RB , 5.00% , 08/01/41 ..... 1,885 2,061,921
Series 2022B , RB , 5.00% , 08/01/42 ..... 2,490 2,707,500
Series 2022A , RB , 4.00% , 08/01/51 ..... 12,000 11,463,276
Series 2023B , RB , 5.25% , 08/01/53 ..... 5,610 6,077,807
Utah Transit Authority
Series 2015A , RB , 5.00% , 06/15/25 ..... 1,630 1,640,564
Series 2015A , RB , 5.00% , 06/15/26 ..... 3,465 3,486,851
Series 2015A , RB , 5.00% , 06/15/28 ..... 5,005 5,036,563
Series 2015A , RB , 5.00% , 06/15/29 ..... 3,010 3,028,982
Series 2024 , RB , 5.00% , 06/15/33 ...... 4,000 4,617,207
Series 2015A , RB , 5.00% , 06/15/37 ..... 4,815 4,845,365
Series 2015A , RB , 5.00% , 06/15/38 ..... 5,500 5,534,685
Series 2024 , RB , 5.00% , 06/15/38 ...... 2,000 2,308,222
Series 2024 , RB , 5.00% , 06/15/39 ...... 10,000 11,485,865
Series 2024 , RB , 5.00% , 06/15/40 ...... 9,000 10,203,436
263,408,990
Vermont — 0.0%
University of Vermont & State Agricultural
College, Series 2015, RB, 5.00%, 10/01/40 1,000 1,007,936
Virginia — 1.9%
Chesapeake Bay Bridge & Tunnel District
Series 2016 , RB , 5.00% , 07/01/41 ( AGM ) . 3,000 3,042,615
Series 2016 , RB , 5.00% , 07/01/46 ...... 21,350 21,499,032
Series 2016 , RB , 5.00% , 07/01/51 ...... 1,500 1,508,570
City of Alexandria
Series 2023 , GO , 5.00% , 12/15/30 ( SAW ) . 10,235 11,503,943
Series 2023 , GO , 5.00% , 12/15/36 ( SAW ) . 10,855 12,550,551
Series 2023 , GO , 5.00% , 12/15/37 ( SAW ) . 10,960 12,604,683
Series 2023 , GO , 5.00% , 12/15/38 ( SAW ) . 5,500 6,287,669
Series 2023 , GO , 4.00% , 12/15/43 ( SAW ) . 12,750 12,858,094
Series 2019A , GO , 3.00% , 07/15/46 ( SAW ) 1,000 823,274
City of Norfolk, Series 2019, GO,
5.00%, 08/01/46 (SAW) ............ 2,755 2,974,615
City of Richmond
Series 2016A , RB , 5.00% , 01/15/29 ..... 2,000 2,039,827
Series 2016A , RB , 5.00% , 01/15/30 ..... 1,000 1,019,913
Series 2016A , RB , 5.00% , 01/15/32 ..... 2,020 2,060,225
Commonwealth of Virginia
Series 2015B , GO , 5.00% , 06/01/26 ( SAW ) 3,025 3,041,796
Series 2015B , GO , 5.00% , 06/01/27 ( SAW ) 2,090 2,101,853
Security
Par (000)
Par (000) Value
Virginia (continued)
County of Arlington, Series 2023, GO,
5.00%, 06/15/32 ................. USD 8,715 $ 10,001,419
County of Fairfax
Series 2015B , GO , 5.00% , 10/01/25 ( SAW ) 5,035 5,094,305
Series 2016A , GO , 4.00% , 10/01/27 ( SAW ) 7,625 7,738,403
Series 2023A , GO , 4.00% , 10/01/28 ( SAW ) 4,000 4,184,471
Series 2020A , GO , 5.00% , 10/01/28 ( SAW ) 5,000 5,407,312
Series 2017A , GO , 5.00% , 10/01/28 ( SAW ) 1,800 1,887,121
Series 2023A , GO , 4.00% , 10/01/30 ( SAW ) 7,600 8,106,993
Series 2024A , GO , 5.00% , 10/01/30 ( SAW ) 11,000 12,323,956
Series 2019A , GO , 5.00% , 10/01/31 ( SAW ) 5,280 5,750,119
Series 2024A , GO , 5.00% , 10/01/31 ( SAW ) 7,085 8,058,592
Series 2017A , GO , 4.00% , 10/01/32 ( SAW ) 9,900 10,099,378
Series 2024A , GO , 5.00% , 10/01/32 ( SAW ) 6,715 7,739,538
Series 2019A , GO , 5.00% , 10/01/36 ( SAW ) 7,305 7,866,381
Series 2022A , GO , 2.00% , 10/01/38 ( SAW ) 13,630 10,653,313
Series 2023A , GO , 4.00% , 10/01/40 ( SAW ) 3,000 3,078,272
Series 2021A , RB , 5.00% , 07/15/46 ..... 7,415 7,921,628
Series 2024A , RB , 5.00% , 07/15/49 ..... 6,320 6,849,244
Series 2021A , RB , 4.00% , 07/15/51 ..... 5,000 4,908,625
County of Loudoun, Series 2021A, GO,
4.00%, 12/01/31 (SAW) ............ 3,330 3,539,405
Hampton Roads Sanitation District
Series 2016A , RB , 5.00% , 08/01/30 ..... 2,020 2,084,474
Series 2016A , RB , 5.00% , 08/01/37 ..... 8,570 8,843,534
Series 2024B , RB , 5.00% , 07/01/49 ..... 6,650 7,183,323
Series 2024B , RB , 5.00% , 07/01/54 ..... 1,675 1,799,826
Hampton Roads Transportation Accountability
Commission
Series 2018A , RB , 5.00% , 07/01/42 ..... 8,110 8,392,294
Series 2020A , RB , 4.00% , 07/01/45 ..... 2,000 1,986,314
Series 2018A , RB , 5.00% , 07/01/48 ..... 21,035 21,689,013
Series 2022A , RB , 4.00% , 07/01/52 ..... 3,365 3,213,436
Series 2018A , RB , 5.00% , 07/01/52 ..... 26,645 28,356,656
Series 2022A , RB , 4.00% , 07/01/57 ..... 17,565 16,504,722
Series 2018A , RB , 5.50% , 07/01/57 ..... 11,380 12,265,099
Series 2020A , RB , 4.00% , 07/01/60 ..... 5,005 4,777,674
Series 2020A , RB , 5.00% , 07/01/60 ..... 2,000 2,079,504
Northern Virginia Transportation Commission,
Series 2022, RB, 5.00%, 06/01/47 ...... 5,500 5,897,454
University of Virginia
Series 2017A , RB , 5.00% , 04/01/38 ..... 1,000 1,038,063
Series 2015A-2 , RB , 5.00% , 04/01/45 .... 8,000 8,008,946
Virginia College Building Authority
Series 2017E , RB , 5.00% , 02/01/26 ..... 4,405 4,499,077
Series 2015D , RB , 3.00% , 02/01/27 ( ST
INTERCEPT ) .................. 2,685 2,685,211
Series 2017E , RB , 5.00% , 02/01/27 ..... 10,160 10,616,827
Series 2022A , RB , 5.00% , 02/01/27 ..... 4,000 4,179,853
Series 2016A , RB , 5.00% , 09/01/27 ( ST
INTERCEPT ) .................. 4,700 4,845,583
Series 2021A , RB , 5.00% , 02/01/28 ..... 21,120 22,504,539
Series 2017E , RB , 5.00% , 02/01/28 ..... 1,000 1,064,688
Series 2019C , RB , 5.00% , 02/01/28 ..... 575 612,695
Series 2017E , RB , 5.00% , 02/01/29 ..... 5,015 5,333,349
Series 2017C , RB , 5.00% , 02/01/30 ..... 3,800 3,960,538
Series 2022A , RB , 5.00% , 02/01/30 ..... 12,260 13,549,240
Series 2017E , RB , 5.00% , 02/01/30 ..... 1,815 1,927,500
Series 2021A , RB , 5.00% , 02/01/30 ..... 6,340 7,006,703
Series 2019C , RB , 5.00% , 02/01/30 ..... 2,775 3,007,294
Series A , RB , 4.00% , 02/01/31 ......... 4,300 4,330,887
Series 2017E , RB , 5.00% , 02/01/31 ..... 1,025 1,086,947
Series 2017C , RB , 5.00% , 02/01/31 ..... 1,830 1,906,330
Series 2015A , RB , 4.00% , 02/01/32 ..... 3,000 3,000,542
Series 2022A , RB , 5.00% , 02/01/32 ..... 3,015 3,431,131

Schedule of Investments
(continued)
February 28, 2025
iShares
®
National Muni Bond ETF
Schedule of Investments
65
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Virginia (continued)
Series 2023B , RB , 5.00% , 02/01/32 ..... USD 6,000 $ 6,828,122
Series 2022A , RB , 3.50% , 02/01/34 ..... 2,000 1,999,264
Series 2023B , RB , 5.00% , 02/01/34 ..... 3,500 4,025,834
Series 2019A , RB , 3.00% , 02/01/36 ..... 5,000 4,705,961
Series 2021A , RB , 3.00% , 02/01/36 ..... 2,500 2,358,663
Series 2024A , RB , 5.00% , 02/01/36 ..... 18,575 21,395,021
Series 2023A , RB , 5.00% , 02/01/37 ..... 3,500 3,975,563
Series 2023A , RB , 5.00% , 02/01/38 ..... 3,375 3,814,385
Series 2022A , RB , 5.00% , 02/01/38 ..... 1,790 1,991,932
Series 2022A , RB , 5.00% , 02/01/39 ..... 2,000 2,209,731
Series 2021A , RB , 3.00% , 02/01/40 ..... 2,485 2,207,463
Series 2022A , RB , 5.00% , 02/01/40 ..... 6,955 7,625,625
Series 2022A , RB , 5.25% , 02/01/41 ..... 5,000 5,526,722
Series 2021C , RB , 3.00% , 09/01/51 ( ST
INTERCEPT ) .................. 7,110 5,523,916
Virginia Commonwealth Transportation Board
Series 2017A , RB , 5.00% , 05/15/26 ..... 4,375 4,493,860
Series 2017 , RB , 5.00% , 09/15/26 ...... 3,115 3,223,319
Series 2017A , RB , 5.00% , 05/15/27 ..... 2,465 2,592,283
Series 2024 , RB , 5.00% , 05/15/27 ...... 8,400 8,833,743
Series 2017 , RB , 5.00% , 09/15/27 ...... 1,110 1,175,564
Series 2017A , RB , 5.00% , 05/15/30 ..... 21,035 22,224,496
Series 2024 , RB , 5.00% , 05/15/32 ...... 7,560 8,645,578
Series 2022 , RB , 4.00% , 05/15/33 ...... 12,360 13,182,077
Series 2017A , RB , 4.00% , 05/15/35 ..... 1,000 1,014,696
Series 2022 , RB , 4.00% , 05/15/35 ...... 8,000 8,460,201
Series 2017A , RB , 4.00% , 05/15/36 ..... 4,985 5,050,292
Series 2024 , RB , 5.00% , 05/15/39 ...... 13,320 15,260,703
Series 2018 , RB , 4.00% , 05/15/41 ...... 16,050 16,137,309
Series 2017 , RB , 4.00% , 05/15/42 ...... 14,260 14,221,775
Virginia Port Authority Commonwealth Port
Fund, Series 2023A, RB, 5.25%, 07/01/48 . 5,000 5,466,122
Virginia Public Building Authority
Series B , RB , 5.00% , 08/01/25 ......... 1,975 1,993,808
Series 2022A , RB , 5.00% , 08/01/26 ..... 4,000 4,132,423
Series 2017A , RB , 5.00% , 08/01/27 ..... 3,015 3,181,283
Series 2017A , RB , 5.00% , 08/01/28 ..... 1,175 1,238,950
Series 2022A , RB , 5.00% , 08/01/28 ..... 6,000 6,456,182
Series 2021A-2 , RB , 4.00% , 08/01/34 .... 2,000 2,098,139
Series 2022A , RB , 5.00% , 08/01/38 ..... 1,010 1,129,775
Series 2025A , RB , 5.00% , 08/01/40
(a)
.... 5,000 5,724,843
Series 2024A , RB , 5.00% , 08/01/43 ..... 17,125 18,929,028
Series 2024A , RB , 5.00% , 08/01/44 ..... 7,340 8,045,560
Series 2025A , RB , 5.00% , 08/01/45
(a)
.... 5,000 5,471,598
Virginia Public School Authority
Series 2015A , RB , 5.00% , 08/01/26 ( ST
INTERCEPT ) .................. 1,515 1,529,257
Series 2015A , RB , 5.00% , 08/01/27 ( ST
INTERCEPT ) .................. 5,000 5,044,426
Series 2015A , RB , 5.00% , 08/01/28 ( ST
INTERCEPT ) .................. 1,940 1,956,838
Series 2022B , RB , 5.00% , 08/01/29 ( SAW ) 2,685 2,940,536
Virginia Resources Authority, Series 2024A, RB,
5.00%, 11/01/54 ................. 7,485 8,140,388
Virginia Resources Authority Clean Water
Revolving Fund, Series 2014B, RB,
5.00%, 10/01/26 ................. 26,155 26,197,667
769,175,322
Washington — 3.6%
Central Puget Sound Regional Transit Authority
Series 2021S-1 , RB , 5.00% , 11/01/27 .... 1,630 1,726,837
Series 2021S-1 , RB , 5.00% , 11/01/28 .... 1,505 1,624,526
Series 2015S-1 , RB , 5.00% , 11/01/29 .... 3,500 3,555,189
Series 2015S-1 , RB , 5.00% , 11/01/31 .... 1,250 1,269,710
Security
Par (000)
Par (000) Value
Washington (continued)
Series 2015S-1 , RB , 4.00% , 11/01/34 .... USD 10,040 $ 10,132,987
Series 2015S-1 , RB , 5.00% , 11/01/36 .... 4,500 4,570,958
Series 2021S-1 , RB , 5.00% , 11/01/36 .... 3,000 3,321,391
Series 2015S-1 , RB , 5.00% , 11/01/45 .... 19,870 20,183,318
Series 2016S-1 , RB , 5.00% , 11/01/46 .... 3,170 3,672,216
City of Seattle
Series 2023A , RB , 5.00% , 03/01/32 ..... 11,735 13,304,455
Series 2021A , RB , 4.00% , 07/01/39 ..... 3,735 3,794,821
Series 2012A , RB , 4.00% , 06/01/41 ..... 23,985 23,518,871
Series 2021A , RB , 4.00% , 07/01/41 ..... 22,145 22,360,562
Series 2022 , RB , 5.00% , 07/01/43 ...... 2,360 2,555,592
Series 2014 , RB , 4.00% , 09/01/44 ...... 4,500 4,393,273
Series 2018A , RB , 4.00% , 01/01/45 ..... 13,125 12,900,830
Series 2015A , RB , 4.00% , 05/01/45 ..... 1,765 1,723,055
Series 2023B , RB , VRDN ( TD Bank NA
LOC ), 1.50% , 03/03/25
(b)
........... 62,240 62,240,000
Series 2022 , RB , 5.00% , 07/01/47 ...... 10,000 10,674,568
Series 2017C , RB , 4.00% , 09/01/47 ..... 3,135 3,013,976
Series 2021A , RB , 4.00% , 07/01/51 ..... 4,865 4,685,373
City of Tacoma, Series 2022, RB,
4.00%, 12/01/51 ................. 19,440 18,736,746
City of Tacoma Electric System
Series 2013A , RB , 4.00% , 01/01/42 ..... 1,000 993,204
Series 2024A , RB , 5.00% , 01/01/54 ..... 2,500 2,645,698
County of King
Series 2016B , RB , 5.00% , 07/01/25 ..... 5,720 5,763,470
Series 2016B , RB , 5.00% , 07/01/27 ..... 1,780 1,832,954
Series 2021A , GO , 5.00% , 01/01/28 ..... 3,270 3,480,265
Series 2023A , GO , 5.00% , 12/01/28 ..... 2,515 2,723,392
Series 2021A , GO , 5.00% , 01/01/31 ..... 7,000 7,840,438
Series 2024A , RB , 5.00% , 01/01/36 ..... 5,000 5,778,091
Series 2024A , RB , 5.00% , 01/01/37 ..... 5,000 5,756,986
Series 2024A , RB , 5.00% , 01/01/38 ..... 2,000 2,294,091
Series 2024A , RB , 5.00% , 01/01/39 ..... 3,000 3,415,985
Series 2024 , RB , VRDN ( Bank of America NA
SBPA ), 1.55% , 03/03/25
(b)
.......... 15,000 15,000,000
Series 2023 , RB , 4.00% , 01/01/45 ...... 14,885 14,816,787
Series 2016B , RB , 5.00% , 07/01/46 ..... 3,000 3,045,210
Series 2020A , RB , 4.00% , 01/01/52 ..... 27,000 25,893,532
Series 2024A , RB , 5.25% , 01/01/55 ..... 24,585 26,808,440
Douglas County Public Utility District No. 1 Wells
Hydroelectric Project, Series 2022B, RB,
3.00%, 09/01/52 ................. 18,020 14,098,853
Energy Northwest
Series 2018C , RB , 5.00% , 07/01/25 ..... 9,580 9,654,038
Series 2015C , RB , 5.00% , 07/01/25 ..... 1,030 1,037,960
Series 2016A , RB , 5.00% , 07/01/25 ..... 2,940 2,962,721
Series 2022A , RB , 5.00% , 07/01/26 ..... 3,340 3,447,530
Series 2015A , RB , 5.00% , 07/01/26 ..... 2,170 2,186,219
Series 2021A , RB , 5.00% , 07/01/26 ..... 3,575 3,690,096
Series 2017A , RB , 5.00% , 07/01/26 ..... 3,100 3,199,803
Series 2020A , RB , 5.00% , 07/01/27 ..... 1,000 1,053,510
Series 2018C , RB , 5.00% , 07/01/27 ..... 1,000 1,053,510
Series 2016-A , RB , 5.00% , 07/01/27 ..... 1,615 1,660,696
Series 2022A , RB , 5.00% , 07/01/28 ..... 1,555 1,671,021
Series 2017A , RB , 5.00% , 07/01/28 ..... 8,110 8,520,437
Series 2018C , RB , 5.00% , 07/01/28 ..... 3,575 3,841,738
Series 2015-A , RB , 5.00% , 07/01/29 ..... 2,660 2,676,848
Series 2018C , RB , 5.00% , 07/01/30 ..... 5,525 5,922,092
Series 2015C , RB , 5.00% , 07/01/30 ..... 2,230 2,243,610
Series 2018C , RB , 5.00% , 07/01/31 ..... 1,050 1,121,789
Series 2022A , RB , 5.00% , 07/01/32 ..... 5,405 6,170,894
Series 2015A , RB , 5.00% , 07/01/33 ..... 2,500 2,513,530
Series 2015A , RB , 5.00% , 07/01/34 ..... 2,000 2,010,627
Series 2022A , RB , 5.00% , 07/01/36 ..... 13,105 14,742,153

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2025
iShares
®
National Muni Bond ETF
66
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Washington (continued)
Series 2020A , RB , 5.00% , 07/01/36 ..... USD 1,000 $ 1,093,313
Series 2019A , RB , 5.00% , 07/01/37 ..... 33,235 35,667,726
Series 2015A , RB , 4.00% , 07/01/38 ..... 2,000 2,000,249
Series 2015A , RB , 5.00% , 07/01/38 ..... 10,585 10,632,551
Series 2024A , RB , 5.00% , 07/01/39 ..... 11,000 12,544,566
Series 2023A , RB , 5.00% , 07/01/39 ..... 13,000 14,668,133
Series 2024A , RB , 5.00% , 07/01/40 ..... 10,200 11,569,517
Series 2021A , RB , 5.00% , 07/01/41 ..... 12,090 13,103,471
Series 2021A , RB , 4.00% , 07/01/42 ..... 10,360 10,362,936
Grant County Public Utility District No. 2 Priest
Rapids Hydroelectric Project
Series 2024B , RB , 5.00% , 01/01/39 ..... 2,000 2,262,311
Series 2024B , RB , 5.00% , 01/01/40 ..... 3,000 3,367,216
King & Snohomish Counties School District No.
417 Northshore
Series 2018 , GO , 5.00% , 12/01/35 ( GTD ) . 1,000 1,057,648
Series 2018 , GO , 5.00% , 12/01/36 ( GTD ) . 3,015 3,183,755
King County School District No. 210 Federal
Way, Series 2018, GO, 3.60%, 12/01/37
(GTD) ....................... 21,945 21,970,978
King County School District No. 401 Highline,
Series 2025, GO, 5.00%, 12/01/44 (GTD)
(a)
3,000 3,293,114
King County School District No. 414
Lake Washington, Series 2020, GO,
4.00%, 12/01/28 (GTD) ............. 5,540 5,782,748
Kitsap County School District No. 100-C
Bremerton, Series 2024, GO, 5.25%, 12/01/47
(GTD) ....................... 7,150 7,849,368
Pierce County School District No. 10 Tacoma
Series 2024 , GO , 5.00% , 12/01/26 ( GTD ) . 20,000 20,791,200
Series 2015 , GO , 5.00% , 12/01/39 ( GTD ) . 2,000 2,032,626
Pierce County School District No. 3 Puyallup,
Series 2017, GO, 5.00%, 12/01/34 (GTD) . 5,900 6,158,359
Pierce County School District No. 403 Bethel
Series 2024 , GO , 5.00% , 12/01/42 ( GTD ) . 10,290 11,385,638
Series 2024 , GO , 5.00% , 12/01/43 ( GTD ) . 3,500 3,839,686
Port of Seattle
Series 2022A , RB , 5.00% , 08/01/30 ..... 3,075 3,403,032
Series 2022A , RB , 5.00% , 08/01/31 ..... 2,500 2,799,191
Series 2024A , RB , 5.00% , 03/01/33 ..... 3,000 3,417,163
Series 2024A , RB , 5.00% , 03/01/34 ..... 2,250 2,580,956
Series 2024A , RB , 5.00% , 03/01/35 ..... 3,500 3,983,526
Series 2017 , GO , 5.00% , 01/01/42 ...... 5,280 5,419,489
Port of Tacoma, Series 2008B, RB, VRDN (Bank
of America NA LOC), 1.90%, 03/10/25
(b)
... 26,990 26,990,000
Snohomish County Public Utility District
No. 1 Electric System, Series 2015, RB,
5.00%, 12/01/40 ................. 1,000 1,005,866
Spokane County School District No. 81 Spokane
Series 2012 , GO , 3.00% , 12/01/31 ( GTD ) . 2,000 1,945,463
Series 2021 , GO , 4.00% , 12/01/39 ( GTD ) . 2,000 2,051,803
State of Washington
Series R-2020D , GO , 5.00% , 07/01/25 ... 1,550 1,561,672
Series R-2020C , GO , 5.00% , 07/01/25 ... 2,520 2,538,976
Series R-2022D , GO , 5.00% , 07/01/25 ... 5,230 5,269,383
Series R-2023A , GO , 5.00% , 08/01/25 ... 26,145 26,393,976
Series 2022C , GO , 5.00% , 02/01/26 ..... 10,000 10,214,981
Series R-2025B , GO , 5.00% , 07/01/26 ... 4,980 5,136,363
Series R-2025C , GO , 5.00% , 07/01/26 ... 35,020 36,119,561
Series R-2018C , GO , 5.00% , 08/01/26 ... 5,680 5,869,642
Series R-2022D , GO , 4.00% , 07/01/27 ... 36,300 37,403,150
Series R-2016B , GO , 5.00% , 07/01/27 ... 1,000 1,018,562
Series R-2025B , GO , 5.00% , 07/01/27 ... 7,390 7,785,443
Series R-2018D , GO , 5.00% , 08/01/27 ... 1,060 1,118,659
Series 2022C , GO , 5.00% , 02/01/28 ..... 2,000 2,132,177
Security
Par (000)
Par (000) Value
Washington (continued)
Series R-2022C , GO , 4.00% , 07/01/28 ... USD 4,295 $ 4,465,602
Series R-2022D , GO , 4.00% , 07/01/28 ... 9,020 9,378,283
Series R-2016B , GO , 5.00% , 07/01/28 ... 10,500 10,687,964
Series R-2018D , GO , 5.00% , 08/01/28 ... 1,495 1,575,003
Series R-2018C , GO , 5.00% , 08/01/28 ... 1,705 1,796,241
Series 2023B , GO , 5.00% , 02/01/29 ..... 16,135 17,524,772
Series 2022C , GO , 5.00% , 02/01/29 ..... 2,210 2,400,356
Series R-2022C , GO , 4.00% , 07/01/29 ... 53,230 55,866,551
Series R-2016B , GO , 5.00% , 07/01/29 ... 3,210 3,265,344
Series R-2023A , GO , 5.00% , 08/01/29 ... 8,725 9,562,186
Series R-2018C , GO , 5.00% , 08/01/29 ... 6,475 6,809,100
Series 2022C , GO , 5.00% , 02/01/30 ..... 1,840 2,034,258
Series R-2022C , GO , 4.00% , 07/01/30 ... 12,785 13,535,528
Series R-2025B , GO , 5.00% , 07/01/30 ... 4,000 4,452,400
Series R-2016B , GO , 5.00% , 07/01/31 ... 1,745 1,772,641
Series R-2024C , GO , 5.00% , 08/01/31 ... 11,650 13,144,348
Series R-2025B , GO , 5.00% , 07/01/32 ... 18,895 21,572,440
Series R-2025C , GO , 5.00% , 07/01/32 ... 6,190 7,067,129
Series 2016A-1 , GO , 5.00% , 08/01/32 .... 2,500 2,518,192
Series R-2018D , GO , 5.00% , 08/01/32 ... 3,000 3,139,062
Series R-2022C , GO , 4.00% , 07/01/33 ... 10,000 10,667,251
Series R-2025B , GO , 5.00% , 07/01/33 ... 9,975 11,520,168
Series R-2016B , GO , 5.00% , 07/01/33 ... 3,000 3,045,053
Series R-2018D , GO , 5.00% , 08/01/33 ... 5,410 5,654,352
Series R-2017A , GO , 5.00% , 08/01/33 ... 3,915 4,013,956
Series 2019C , GO , 5.00% , 02/01/34 ..... 1,460 1,569,316
Series 2020C , GO , 5.00% , 02/01/34 ..... 4,560 4,993,857
Series R-2025B , GO , 5.00% , 07/01/34 ... 1,600 1,864,820
Series R-2023A , GO , 5.00% , 08/01/34 ... 27,595 31,810,531
Series R-2018D , GO , 5.00% , 08/01/34 ... 7,000 7,307,868
Series R-2017A , GO , 5.00% , 08/01/34 ... 3,000 3,074,156
Series 2021F , GO , 5.00% , 06/01/35 ..... 2,325 2,591,202
Series R-2025B , GO , 5.00% , 07/01/35 ... 1,500 1,755,798
Series R-2018D , GO , 5.00% , 08/01/35 ... 3,000 3,128,391
Series 2023A , GO , 5.00% , 08/01/36 ..... 5,820 6,565,067
Series R-2022A , GO , 4.00% , 02/01/37 ... 11,550 12,036,642
Series R-2024A , GO , 5.00% , 02/01/37 ... 8,695 9,963,575
Series 2019A , GO , 5.00% , 08/01/37 ..... 2,300 2,434,245
Series 2017A , GO , 5.00% , 08/01/37 ..... 1,345 1,375,066
Series R-2022B , GO , 4.00% , 02/01/38 ... 1,000 1,034,207
Series 2019C , GO , 5.00% , 02/01/38 ..... 3,000 3,192,469
Series R-2024A , GO , 5.00% , 02/01/38 ... 5,000 5,715,095
Series R-2023B , GO , 5.00% , 07/01/38 ... 1,185 1,342,025
Series 2020A , GO , 5.00% , 08/01/38 ..... 1,500 1,605,140
Series 2018C , GO , 5.00% , 02/01/39 ..... 1,000 1,046,336
Series 2020C , GO , 5.00% , 02/01/39 ..... 6,565 7,093,103
Series 2020A , GO , 5.00% , 08/01/39 ..... 2,000 2,133,513
Series 2025A , GO , 5.00% , 08/01/39 ..... 10,000 11,399,685
Series R-2021A , GO , 5.00% , 06/01/40 ... 2,205 2,377,977
Series R-2023B , GO , 5.00% , 07/01/40 ... 10,000 11,183,338
Series 2021A , GO , 5.00% , 08/01/40 ..... 3,000 3,242,150
Series 2024A , GO , 5.00% , 08/01/40 ..... 5,265 5,894,083
Series 2017D , GO , 5.00% , 02/01/41 ..... 2,530 2,596,625
Series 2018C , GO , 5.00% , 02/01/41 ..... 2,240 2,332,560
Series 2021C , GO , 5.00% , 02/01/42 ..... 1,500 1,608,399
Series 2018C , GO , 5.00% , 02/01/42 ..... 14,685 15,254,125
Series 2017D , GO , 5.00% , 02/01/42 ..... 1,700 1,742,235
Series 2024B , GO , 5.00% , 06/01/42 ..... 18,330 20,098,803
Series 2018A , GO , 5.00% , 08/01/42 ..... 3,260 3,361,218
Series 2023A , GO , 5.00% , 08/01/42 ..... 1,745 1,898,376
Series 2024B , GO , 5.00% , 06/01/43 ..... 9,315 10,166,813
Series 2025A , GO , 5.00% , 08/01/43 ..... 15,000 16,529,387
Series 2023B , GO , 5.00% , 02/01/44 ..... 1,120 1,214,053
Series 2021C , GO , 5.00% , 02/01/45 ..... 16,400 17,426,033
Series 2023B , GO , 5.00% , 02/01/45 ..... 27,110 29,299,778

Schedule of Investments
(continued)
February 28, 2025
iShares
®
National Muni Bond ETF
Schedule of Investments
67
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Washington (continued)
Series 2024B , GO , 5.00% , 06/01/45 ..... USD 3,685 $ 3,992,441
Series 2023A , GO , 5.00% , 08/01/45 ..... 10,140 10,914,647
Series 2024A , GO , 5.00% , 08/01/45 ..... 25,000 27,129,190
Series 2022C , GO , 5.00% , 02/01/46 ..... 8,385 8,967,553
Series 2023A , GO , 5.00% , 08/01/46 ..... 10,145 10,895,117
Series 2023A , GO , 5.00% , 08/01/47 ..... 13,795 14,734,827
Series 2024C , GO , 5.00% , 02/01/48 ..... 15,000 16,087,857
Series 2024A , GO , 5.00% , 08/01/48 ..... 5,000 5,346,840
Series 2024C , GO , 5.00% , 02/01/49 ..... 1,400 1,497,372
Series 2024D , GO , 5.00% , 06/01/49 ..... 17,925 19,209,785
Series 2025A , GO , 5.00% , 08/01/49 ..... 4,610 4,945,451
University of Washington
Series 2024A , RB , 5.00% , 04/01/33 ..... 535 614,508
Series 2024B , RB , 5.00% , 07/01/41 ..... 9,785 10,891,074
Washington State University, Series 2015, RB,
5.00%, 04/01/40 ................. 2,055 2,058,159
1,494,314,676
West Virginia — 0.1%
State of West Virginia
Series 2021A , GO , 5.00% , 06/01/32 ..... 2,600 2,925,735
Series 2019A , GO , 5.00% , 06/01/41 ..... 2,545 2,668,076
Series 2018B , GO , 5.00% , 12/01/41 ..... 2,000 2,065,712
Series 2018B , GO , 4.00% , 06/01/42 ..... 4,895 4,802,368
Series 2018B , GO , 4.00% , 12/01/42 ..... 3,000 2,940,237
Series 2019A , GO , 5.00% , 12/01/43 ..... 4,920 5,128,587
West Virginia Commissioner of Highways, Series
2017A, RB, 5.00%, 09/01/26 ......... 1,465 1,512,261
West Virginia Parkways Authority
Series 2018 , RB , 5.00% , 06/01/43 ...... 3,500 3,629,062
Series 2021 , RB , 5.00% , 06/01/47 ...... 3,500 3,700,098
Series 2021 , RB , 4.00% , 06/01/51 ...... 1,755 1,661,171
31,033,307
Wisconsin — 0.5%
State of Wisconsin
Series 2017A , GO , 5.00% , 05/01/25 ..... 1,500 1,505,380
Series 2021-2 , GO , 5.00% , 05/01/25 ..... 4,240 4,255,208
Series 2017-2 , GO , 5.00% , 11/01/25 ..... 1,655 1,680,269
Series 2017-2 , GO , 5.00% , 11/01/26 ..... 3,080 3,199,540
Series 2015-1 , GO , 5.00% , 05/01/27 ..... 1,750 1,755,777
Series 2021-1 , GO , 5.00% , 05/01/27 ..... 5,420 5,694,913
Series 2017-2 , GO , 5.00% , 11/01/27 ..... 3,925 4,120,088
Series 2017-3 , GO , 5.00% , 11/01/27 ..... 1,000 1,049,704
Series 2019A , RB , 5.00% , 05/01/28 ..... 2,000 2,099,625
Series 2021-2 , GO , 5.00% , 05/01/28 ..... 1,000 1,072,542
Series 2017-1 , GO , 5.00% , 11/01/28 ..... 22,160 23,256,588
Series 2025-3 , GO , 5.00% , 05/01/31
(a)
... 7,500 8,473,694
Series 2022-4 , GO , 5.00% , 05/01/31 ..... 5,855 6,615,130
Series 2024-1 , GO , 5.00% , 05/01/32 ..... 5,000 5,725,207
Series 2023-2 , GO , 5.00% , 05/01/32 ..... 10,000 11,450,413
Series 2025-3 , GO , 5.00% , 05/01/32
(a)
... 7,500 8,587,810
Series 2023-2 , GO , 5.00% , 05/01/33 ..... 10,000 11,572,723
Series 2023-2 , GO , 5.00% , 05/01/34 ..... 19,650 22,687,633
Series 2023-2 , GO , 5.00% , 05/01/35 ..... 3,310 3,810,516
Series 2022A , GO , 5.00% , 05/01/35 ..... 5,265 5,879,811
Series 2022A , GO , 5.00% , 05/01/36 ..... 2,755 3,066,999
Series 2023A , GO , 5.00% , 05/01/36 ..... 4,575 5,174,998
Series 2021A , GO , 4.00% , 05/01/39 ..... 9,635 9,722,374
Series 2021B , GO , 4.00% , 05/01/41 ..... 5,000 5,043,159
Series 2021B , GO , 4.00% , 05/01/42 ..... 3,225 3,244,633
Series 2023B , GO , 5.00% , 05/01/42 ..... 11,790 12,977,398
Series 2023B , GO , 5.00% , 05/01/43 ..... 1,545 1,692,330
Security
Par (000)
Par (000) Value
Wisconsin (continued)
State of Wisconsin Environmental Improvement
Fund
Series 2024A , RB , 5.00% , 06/01/33 ..... USD 21,790 $ 25,018,668
Series 2021A , RB , 4.00% , 06/01/35 ..... 3,465 3,615,132
Wisconsin Department of Transportation
Series 2017-2 , RB , 5.00% , 07/01/26 ..... 1,060 1,093,423
Series 2024-2 , RB , 5.00% , 07/01/26 ..... 9,275 9,567,448
Series 2017-1 , RB , 5.00% , 07/01/27 ..... 1,000 1,054,439
Series 2017-1 , RB , 5.00% , 07/01/28 ..... 2,000 2,101,045
Series 2017-2 , RB , 5.00% , 07/01/28 ..... 5,700 5,989,297
Series 2019A , RB , 5.00% , 07/01/36 ..... 3,025 3,211,897
Wisconsin Health & Educational Facilities
Authority, Series 2016, RB, 5.00%, 12/01/41 3,075 3,134,343
230,200,154
Total Long-Term Investments — 99 .4%
(Cost: $ 41,069,699,175 ) ............................ 40,720,710,142
Shares
Shares
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 1.75%
(d) (e)
......... 105,850,979 105,861,564
Total Short-Term Securities — 0 .3%
(Cost: $ 105,861,564 ) .............................. 105,861,564
Total Investments — 99 .7%
(Cost: $ 41,175,560,739 ) ............................ 40,826,571,706
Other Assets Less Liabilities — 0.3% .................... 134,166,934
Net Assets — 100.0% ...............................
$ 40,960,738,640
(a)
When-issued security.
(b)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)
Zero-coupon bond.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2025
iShares
®
National Muni Bond ETF
68
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliated Issuer
Value at
02/29/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/25
Shares
Held at
02/28/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 3,570,998 $ 102,290,566
(a)
$ — $ — $ — $ 105,861,564 105,850,979 $ 1,279,282 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 40,720,710,142 $ — $ 40,720,710,142
Short-Term Securities
Money Market Funds ...................................... 105,861,564 — — 105,861,564
$ 105,861,564 $ 40,720,710,142 $ — $ 40,826,571,706

Schedule of Investments
February 28, 2025
iShares
®
New York Muni Bond ETF
Schedule of Investments
69
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
New York — 98.9%
Battery Park City Authority
Series 2023B , RB , 5.00% , 11/01/25 ..... USD 2,035 $ 2,067,956
Series 2023B , RB , 5.00% , 11/01/31 ..... 1,000 1,150,622
Series 2023B , RB , 5.00% , 11/01/32 ..... 1,000 1,167,295
Series 2019D-2 , RB , VRDN ( TD Bank NA
SBPA ), 1.50% , 03/03/25
(a)
.......... 4,835 4,835,000
Series 2019D-1 , RB , VRDN ( TD Bank NA
SBPA ), 1.55% , 03/03/25
(a)
.......... 2,100 2,100,000
Series 2019B , RB , 5.00% , 11/01/38 ..... 1,000 1,086,610
Series 2019B , RB , 5.00% , 11/01/39 ..... 715 773,848
Series 2019B , RB , 5.00% , 11/01/40 ..... 1,000 1,078,080
Series 2023A , RB , 5.00% , 11/01/42 ..... 1,230 1,370,309
Series 2019A , RB , 4.00% , 11/01/44 ..... 2,485 2,456,263
Series 2023A , RB , 5.00% , 11/01/44 ..... 1,000 1,101,315
Series 2023A , RB , 5.00% , 11/01/48 ..... 1,300 1,411,286
Series 2019A , RB , 5.00% , 11/01/49 ..... 1,000 1,052,845
Series 2023A , RB , 5.00% , 11/01/53 ..... 1,335 1,439,183
Buffalo & Fort Erie Public Bridge Authority,
Series 2017, RB, 5.00%, 01/01/47 ...... 2,000 2,027,167
Buffalo Municipal Water Finance Authority
Series 2019A , RB , 5.00% , 07/01/48 ( AGM ) 1,750 1,785,996
Series 2021A , RB , 4.00% , 07/01/51 ( AGM ) 1,675 1,595,254
City of Albany, Series 2022, GO,
4.00%, 03/15/31 ................. 1,940 2,046,536
City of New York
Series C , GO , 5.00% , 08/01/25 ........ 275 277,654
Series 2018C , GO , 5.00% , 08/01/25 ..... 390 393,764
Series 2018A , GO , 5.00% , 08/01/25 ..... 200 201,930
Series 2022C , GO , 5.00% , 08/01/26 ..... 2,000 2,067,649
Series A , GO , 5.00% , 08/01/26 ........ 250 252,096
Series 2023F-1 , GO , 5.00% , 08/01/27 .... 2,945 3,108,908
Series 2024D , GO , 5.00% , 04/01/28 ..... 1,500 1,604,518
Series 2023F-1 , GO , 5.00% , 08/01/28 .... 825 888,116
Series 2021C , GO , 5.00% , 08/01/28 ..... 1,000 1,076,504
Series 2018A , GO , 5.00% , 08/01/28 ..... 1,775 1,866,480
Series C , GO , 5.00% , 08/01/28 ........ 1,145 1,181,325
Series 2023F-1 , GO , 5.00% , 08/01/29 .... 2,000 2,191,259
Series 2023-1 , GO , 5.00% , 08/01/29 ..... 2,000 2,191,259
Series 2021A-1 , GO , 5.00% , 08/01/29 .... 1,500 1,643,445
Series 2020B-1 , GO , 5.00% , 10/01/30 .... 1,340 1,464,347
Series 2022D-1 , GO , 5.00% , 05/01/31 ... 1,450 1,628,757
Series 2025, Sub-Series C-1 , GO ,
5.00% , 09/01/31 ................ 1,000 1,128,483
Series 2023B-1 , GO , 5.00% , 10/01/31 .... 1,000 1,129,731
Series 2017A , GO , 4.00% , 08/01/32 ..... 3,090 3,119,214
Series 2024C , GO , 5.00% , 03/01/33 ..... 750 860,113
Series 2024D , GO , 5.00% , 04/01/33 ..... 2,255 2,588,497
Series 2015C , GO , 5.00% , 08/01/33 ..... 250 250,425
Series 2017A , GO , 5.00% , 08/01/33 ..... 500 513,591
Series 2017B-1 , GO , 5.00% , 12/01/33 .... 565 583,993
Series 2021A-1 , GO , 4.00% , 08/01/34 .... 2,000 2,076,918
Series 2025A , GO , 5.00% , 08/01/34 ..... 1,000 1,163,056
Series 2015FF-1 , GO , 5.00% , 06/01/35 ... 500 502,565
Series 2023B-1 , GO , 5.00% , 10/01/35 .... 2,905 3,275,889
Series 2019D-1 , GO , 5.00% , 12/01/35 ... 500 531,600
Series 2017A , GO , 5.00% , 08/01/37 ..... 500 511,708
Series 2021F-1 , GO , 4.00% , 03/01/38 .... 1,000 1,023,304
Series 2024D , GO , 5.00% , 04/01/39 ..... 1,440 1,633,059
Series 2019D-1 , GO , 5.00% , 12/01/39 ... 1,320 1,391,734
Series 2020D-1 , GO , 5.00% , 03/01/40 ... 1,120 1,200,918
Series 2022A-1 , GO , 4.00% , 08/01/40 .... 900 909,915
Series 2018E-1 , GO , 4.00% , 03/01/41 .... 400 397,746
Series 2020A-1 , GO , 5.00% , 08/01/41 .... 800 844,339
Security
Par (000)
Par (000) Value
New York (continued)
Series 2023A-1 , GO , 5.25% , 09/01/41 .... USD 3,000 $ 3,339,657
Series 2019D-1 , GO , 4.00% , 12/01/41 ... 1,000 994,132
Series 2017B-1 , GO , 5.00% , 12/01/41 .... 250 256,387
Series 2023A-1 , GO , 5.00% , 09/01/42 .... 1,000 1,084,889
Series 2024C , GO , 5.00% , 03/01/43 ..... 3,000 3,267,952
Series 2024A , GO , 5.00% , 08/01/43 ..... 3,410 3,697,695
Series 2015F-6 , GO , VRDN ( JPMorgan
Chase Bank NA SBPA ), 1.70% , 03/03/25
(a)
775 775,000
Series 2016A-5 , GO , VRDN ( JPMorgan
Chase Bank NA SBPA ), 1.70% , 03/03/25
(a)
1,475 1,475,000
Series 2018F-1 , GO , 5.00% , 04/01/45 .... 500 514,611
Series 2022D-1 , GO , 5.50% , 05/01/46 ... 450 492,292
Series 2024D , GO , 5.25% , 04/01/47 ..... 2,000 2,175,267
Series 2023A, Sub-Series A-4 , GO , VRDN
( TD Bank NA SBPA ), 1.50% , 03/03/25
(a)
245 245,000
Series 2022A-1 , GO , 3.00% , 08/01/50 .... 750 563,818
Series 2025, Sub-Series C-1 , GO ,
5.25% , 09/01/50 ................ 2,000 2,167,116
Series 2024C , GO , 5.25% , 03/01/53 ..... 1,365 1,473,760
Series 2024D , GO , 5.25% , 04/01/54 ..... 2,000 2,159,785
City of Rochester, Series 2022II, GO,
5.00%, 08/01/31 ................. 1,000 1,114,996
City of Yonkers
Series 2019A , GO , 5.00% , 05/01/33 ( BAM ) 280 305,887
Series 2019A , GO , 4.00% , 05/01/37 ( BAM ) 2,000 2,054,053
County of Albany, Series 2018, GO,
4.00%, 04/01/29 ................. 125 126,679
County of Monroe
Series 2016B , GO , 5.00% , 06/01/26 ( AGM ) 250 258,134
Series 2021 , GO , 4.00% , 06/01/30 ...... 2,145 2,258,880
County of Nassau
Series 2016B , GO , 5.00% , 10/01/25 ..... 830 841,731
Series 2017C , GO , 5.00% , 10/01/27 ..... 975 1,036,044
Series 2017C , GO , 5.00% , 10/01/31 ..... 1,065 1,114,579
Series 2018B , GO , 5.00% , 07/01/33 ( AGM ) 1,000 1,065,967
Series 2022A , GO , 5.00% , 04/01/37 ..... 2,000 2,252,627
Series 2022A , GO , 4.00% , 04/01/39 ..... 2,515 2,546,489
Series 2019B , GO , 5.00% , 04/01/49 ( AGM ) 1,000 1,048,184
Series 2023A , GO , 4.00% , 04/01/53 ..... 2,000 1,926,025
County of Onondaga, Series 2021, GO,
3.00%, 08/15/33 ................. 100 96,688
County of Suffolk
Series 2021A , GO , 5.00% , 06/15/25 ( BAM ) 1,115 1,122,418
Series A , GO , 5.00% , 02/01/26 ( AGM ) ... 1,000 1,022,045
Series 2017D , GO , 4.00% , 10/15/28 ( BAM ) 1,000 1,031,184
Series 2024A , GO , 3.00% , 10/15/38 ..... 5,000 4,709,842
County of Westchester
Series 2023A , GO , 5.00% , 12/01/26 ..... 2,000 2,089,902
Series 2022A , GO , 5.00% , 12/15/26 ..... 1,000 1,045,958
Series 2020A , GO , 5.00% , 10/15/28 ..... 1,000 1,088,374
Series 2021A , GO , 5.00% , 10/15/28 ..... 2,000 2,176,748
Series 2023A , GO , 4.00% , 12/01/34 ..... 2,000 2,156,773
Series 2022A , GO , 4.00% , 12/15/35 ..... 1,000 1,064,994
Dutchess County Local Development Corp.
Series 2017 , RB , 5.00% , 07/01/42 ...... 750 768,813
Series 2022 , RB , 5.00% , 07/01/52 ...... 1,000 1,025,563
Empire State Development Corp.
Series 2021A , RB , 5.00% , 03/15/25 ..... 500 500,364
Series 2016A , RB , 5.00% , 03/15/27 ..... 155 158,956
Series 2017C , RB , 5.00% , 03/15/27 ..... 285 299,332
Series 2015A , RB , 5.00% , 03/15/29 ..... 750 759,552
Series 2017A , RB , 5.00% , 03/15/29 ..... 5,530 5,808,089
Series 2023B , RB , 5.00% , 03/15/31 ..... 1,285 1,447,689
Series 2020C , RB , 5.00% , 03/15/31 ..... 575 640,972
Series 2016A , RB , 5.00% , 03/15/31 ..... 2,810 2,868,788

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2025
iShares
®
New York Muni Bond ETF
70
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2017A , RB , 5.00% , 03/15/32 ..... USD 500 $ 518,927
Series 2017A , RB , 5.00% , 03/15/33 ..... 635 657,976
Series 2023A , RB , 5.00% , 03/15/34 ..... 1,500 1,741,367
Series 2016A , RB , 5.00% , 03/15/35 ..... 200 203,815
Series 2015A , RB , 5.00% , 03/15/35 ..... 350 353,152
Series 2020E , RB , 4.00% , 03/15/36 ..... 1,000 1,024,341
Series 2020C , RB , 5.00% , 03/15/38 ..... 2,000 2,172,812
Series 2020A , RB , 4.00% , 03/15/39 ..... 1,000 1,010,772
Series 2017C , RB , 5.00% , 03/15/39 ..... 500 518,742
Series 2020E , RB , 3.00% , 03/15/40 ..... 500 446,935
Series 2020A , RB , 4.00% , 03/15/40 ..... 1,000 1,006,126
Series 2020C , RB , 4.00% , 03/15/45 ..... 2,500 2,445,555
Series 2020C , RB , 5.00% , 03/15/47 ..... 1,000 1,046,362
Series 2024A , RB , 5.00% , 03/15/47 ..... 1,500 1,619,947
Series 2023A , RB , 4.00% , 03/15/50 ..... 365 351,472
Series 2023A , RB , 4.00% , 03/15/51 ..... 1,500 1,443,330
Series 2023A , RB , 5.00% , 03/15/51 ..... 1,500 1,597,254
Series 2024A , RB , 5.00% , 03/15/54 ..... 4,500 4,804,876
Series 2023A , RB , 5.00% , 03/15/55 ..... 2,500 2,649,657
Series 2023A , RB , 5.00% , 03/15/63 ..... 2,000 2,107,968
Erie County Fiscal Stability Authority
Series 2017D , RB , 5.00% , 09/01/37 ..... 445 462,897
Series 2017D , RB , 5.00% , 09/01/38 ..... 130 134,976
Series 2017D , RB , 5.00% , 09/01/39 ..... 1,360 1,409,345
Erie County Industrial Development Agency
(The)
Series 2022A , RB , 5.00% , 05/01/26 ( SAW ) 350 359,891
Series 2021A , RB , 5.00% , 05/01/27 ( SAW ) 500 524,426
Series 2021A , RB , 5.00% , 05/01/29 ( SAW ) 1,000 1,087,852
Hudson Yards Infrastructure Corp.
Series 2017A , RB , 5.00% , 02/15/26 ..... 1,750 1,789,120
Series 2017A , RB , 5.00% , 02/15/29 ..... 400 418,096
Series 2017A , RB , 5.00% , 02/15/30 ..... 1,100 1,147,330
Series 2017A , RB , 5.00% , 02/15/31 ..... 770 801,507
Series 2017A , RB , 5.00% , 02/15/33 ..... 500 518,556
Series 2022A , RB , 5.00% , 02/15/34 ..... 1,500 1,716,620
Series 2017A , RB , 5.00% , 02/15/35 ..... 1,400 1,448,975
Series 2017A , RB , 4.00% , 02/15/36 ..... 1,930 1,956,724
Series 2017A , RB , 5.00% , 02/15/36 ..... 2,250 2,326,657
Series 2017A , RB , 5.00% , 02/15/38 ..... 500 515,982
Series 2017A , RB , 5.00% , 02/15/39 ..... 200 206,159
Series 2022A , RB , 4.00% , 02/15/41 ..... 1,745 1,768,953
Series 2017A , RB , 5.00% , 02/15/42 ..... 200 205,480
Series 2017A , RB , 5.00% , 02/15/45 ..... 650 665,446
Series 2017A , RB , 4.00% , 02/15/47 ( AGM ) 1,200 1,190,813
Long Island Power Authority
Series 2017 , RB , 5.00% , 09/01/25 ...... 425 429,813
Series 2019A , RB , 5.00% , 09/01/25 ..... 700 708,324
Series 2023E , RB , 5.00% , 09/01/26 ..... 100 103,643
Series 2016B , RB , 5.00% , 09/01/30 ..... 965 994,166
Series 2021A , RB , 5.00% , 09/01/30 ..... 530 592,405
Series 2017 , RB , 5.00% , 09/01/33 ...... 2,650 2,779,760
Series 2018 , RB , 5.00% , 09/01/33 ...... 1,465 1,568,071
Series 2017 , RB , 5.00% , 09/01/35 ...... 1,550 1,622,281
Series 2021A , RB , 5.00% , 09/01/35 ..... 1,115 1,249,245
Series 2019A , RB , 3.00% , 09/01/36 ..... 1,950 1,831,501
Series 2017 , RB , 5.00% , 09/01/36 ...... 1,000 1,045,347
Series 2021A , RB , 4.00% , 09/01/38 ..... 1,000 1,024,553
Series 2018 , RB , 5.00% , 09/01/38 ...... 2,370 2,518,610
Series 2016B , RB , 5.00% , 09/01/41 ..... 500 511,206
Series 2024A , RB , 5.00% , 09/01/42 ..... 2,980 3,315,291
Series 2017 , RB , 5.00% , 09/01/42 ...... 4,465 4,613,110
Series 2015B , RB , 5.00% , 09/01/45 ..... 750 754,839
Series 2023E , RB , 5.00% , 09/01/48 ..... 2,000 2,145,798
Series 2021B , RB , VRDN 1.50% , 09/01/26
(a)
80 77,724
Security
Par (000)
Par (000) Value
New York (continued)
Series 2022B , RB , VRDN 5.00% , 09/01/27
(a)
USD 3,000 $ 3,120,220
Series 2023E , RB , 5.00% , 09/01/53 ..... 2,270 2,407,680
Metropolitan Transportation Authority
Series 2018B , RB , 5.00% , 11/15/25 ..... 250 253,956
Series 2017C-1 , RB , 5.00% , 11/15/25 .... 200 203,164
Series 2020E , RB , 4.00% , 11/15/26 ..... 710 724,544
Series 2017B , RB , 5.00% , 11/15/26 ..... 750 777,857
Series 2006B , RB , 5.25% , 11/15/26 ( AGM ) 1,000 1,043,474
Series 2017C-2 , RB , 0.00% , 11/15/27
(b)
... 1,000 913,510
Series A-2 , RB , 5.00% , 11/15/27 ....... 1,255 1,307,310
Series D-1 , RB , 5.00% , 11/15/28 ....... 1,570 1,589,579
Series 2017B , RB , 5.00% , 11/15/28 ..... 1,005 1,078,587
Series 2017C-2 , RB , 0.00% , 11/15/29
(b)
... 1,000 848,633
Series C-1 , RB , 5.00% , 11/15/29 ....... 1,085 1,097,491
Series 2016D , RB , 5.00% , 11/15/30 ..... 500 515,170
Series 2024B , RB , 5.00% , 11/15/30 ..... 1,000 1,101,811
Series 2012G-1 , RB , VRDN ( Barclays Bank
plc LOC ), 1.35% , 03/03/25
(a)
........ 700 700,000
Series 2017C-1 , RB , 5.00% , 11/15/34 .... 1,200 1,261,969
Series C-1 , RB , 5.00% , 11/15/34 ....... 350 352,867
Series 2024A , RB , 5.00% , 11/15/34 ..... 1,500 1,697,654
Series 2017C-1 , RB , 4.00% , 11/15/35 .... 2,000 2,022,479
Series 2016B , RB , 4.00% , 11/15/36 ..... 350 351,633
Series 2017C-1 , RB , 4.00% , 11/15/38 .... 510 512,894
Series 2017C-2 , RB , 0.00% , 11/15/39
(b)
... 245 130,450
Series 2015B , RB , 5.00% , 11/15/40 ..... 2,685 2,687,868
Series 2019C , RB , 5.00% , 11/15/40 ..... 500 526,560
Series 2017D , RB , 4.00% , 11/15/42 ..... 1,250 1,212,261
Series 2020A-1 , RB , 4.00% , 11/15/43 ( AGM ) 1,085 1,055,887
Series 2021A-1 , RB , 4.00% , 11/15/44 .... 1,500 1,427,531
Series 2020A-1 , RB , 4.00% , 11/15/46 .... 350 326,018
Series 2021A-1 , RB , 4.00% , 11/15/48 .... 1,500 1,379,341
Series 2020D-3 , RB , 4.00% , 11/15/50 .... 1,000 921,986
Series 2020C-1 , RB , 5.00% , 11/15/50 .... 2,000 2,055,506
Series A-1 , RB , 5.00% , 11/15/51 ....... 1,000 1,015,583
Series 2020A-1 , RB , 4.00% , 11/15/52 .... 1,000 909,495
Series 2019B , RB , 5.00% , 11/15/52 ..... 1,000 1,023,171
Series 2020C-1 , RB , 5.25% , 11/15/55 .... 1,000 1,044,972
Series A-1 , RB , 5.25% , 11/15/56 ....... 200 201,452
Metropolitan Transportation Authority Dedicated
Tax Fund
Series 2012A , RB , 0.00% , 11/15/30
(b)
.... 1,035 852,248
Series 2008A-1 , RB , VRDN ( TD Bank NA
LOC ), 1.50% , 03/03/25
(a)
........... 595 595,000
Series B-1 , RB , 5.00% , 11/15/35 ....... 1,000 1,041,593
Series 2024B-1 , RB , 5.00% , 11/15/43 .... 1,000 1,098,391
Series 2022A , RB , 5.00% , 11/15/46 ..... 1,000 1,060,122
Series B-1 , RB , 5.00% , 11/15/46 ....... 630 640,958
Monroe County Industrial Development Corp.
Series 2020A , RB , 5.00% , 07/01/25 ..... 195 196,510
Series 2017C , RB , 5.00% , 07/01/28 ..... 110 115,716
Series 2017 , RB , 5.00% , 05/01/30 ( SAW ) . 485 506,777
Series A , RB , 5.00% , 07/01/32 ......... 280 292,526
Series 2018 , RB , 5.00% , 05/01/34 ( SAW ) . 4,350 4,615,785
Series 2023A , RB , 5.00% , 07/01/34 ..... 2,000 2,331,620
Series 2017C , RB , 4.00% , 07/01/36 ..... 1,000 1,007,492
Series 2017D , RB , 4.00% , 07/01/36 ..... 900 906,743
Series 2017C , RB , 4.00% , 07/01/43 ..... 1,550 1,538,587
Series 2020A , RB , 4.00% , 07/01/50 ..... 1,000 958,186
Series 2023A , RB , 5.00% , 07/01/53 ..... 1,000 1,071,052
MTA Hudson Rail Yards Trust Obligations, Series
2016A, RB, 5.00%, 11/15/56 ......... 1,000 999,995
Nassau County Interim Finance Authority
Series 2021A , RB , 5.00% , 11/15/29 ..... 500 556,431
Series 2024A , RB , 5.00% , 11/15/29 ..... 1,500 1,669,292

Schedule of Investments
(continued)
February 28, 2025
iShares
®
New York Muni Bond ETF
Schedule of Investments
71
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2021A , RB , 5.00% , 11/15/31 ..... USD 790 $ 900,857
Series 2021A , RB , 4.00% , 11/15/32 ..... 1,000 1,078,762
Series 2021A , RB , 4.00% , 11/15/33 ..... 2,070 2,228,623
Series 2021A , RB , 5.00% , 11/15/33 ..... 305 345,941
Series 2021A , RB , 5.00% , 11/15/34 ..... 540 610,643
Series 2021A , RB , 4.00% , 11/15/35 ..... 245 261,819
New York City Municipal Water Finance Authority
Series 2018FF , RB , 5.00% , 06/15/25 .... 230 231,583
Series 2020CC-2 , RB , 5.00% , 06/15/25 ... 810 815,574
Series 2020DD-2 , RB , 5.00% , 06/15/27 ... 505 513,763
Series 2022AA-2 , RB , 5.00% , 06/15/28 ... 3,700 3,846,162
Series 2020DD-1 , RB , 5.00% , 06/15/30 ... 1,310 1,466,885
Series 2015GG , RB , 5.00% , 06/15/31 .... 2,000 2,011,053
Series 2020EE , RB , 5.00% , 06/15/31 .... 690 784,505
Series BB-2 , RB , 5.00% , 06/15/32 ...... 500 523,086
Series 2016 , RB , 4.00% , 06/15/33 ...... 250 254,065
Series 2018EE , RB , 5.00% , 06/15/35 .... 1,595 1,617,575
Series 2019FF-2 , RB , 4.00% , 06/15/36 ... 560 574,063
Series 2017EE , RB , 5.00% , 06/15/36 .... 500 519,759
Series 2019FF-2 , RB , 4.00% , 06/15/37 ... 3,000 3,055,171
Series 2015GG , RB , 5.00% , 06/15/37 .... 500 502,350
Series 2022EE , RB , 4.00% , 06/15/39 .... 1,305 1,329,109
Series 2018EE , RB , 5.00% , 06/15/40 .... 300 311,725
Series 2020DD-3 , RB , 4.00% , 06/15/42 ... 500 495,828
Series 2021AA-2 , RB , 4.00% , 06/15/42 ... 1,500 1,494,309
Series 2025BB , RB , 5.00% , 06/15/43
(c)
... 2,000 2,208,580
Series 2011FF-2 , RB , VRDN ( JPMorgan
Chase Bank NA SBPA ), 1.70% , 03/03/25
(a)
2,630 2,630,000
Series 2022BB-1 , RB , 3.00% , 06/15/44 ... 3,400 2,827,180
Series 2024BB-2 , RB , 5.00% , 06/15/44 ... 500 543,007
Series 2023DD , RB , 4.13% , 06/15/46 .... 1,500 1,499,791
Series BB-1 , RB , 5.00% , 06/15/46 ...... 1,125 1,142,103
Series 2023DD , RB , 5.25% , 06/15/46 .... 2,915 3,182,126
Series 2017DD , RB , 5.00% , 06/15/47 .... 1,500 1,531,098
Series 2024BB-2 , RB , 5.25% , 06/15/47 ... 2,995 3,267,791
Series 2018CC-1 , RB , 5.00% , 06/15/48 ... 750 767,082
Series 2019FF-1 , RB , 5.00% , 06/15/49 ... 1,070 1,116,503
Series AA-1 , RB , VRDN ( JPMorgan Chase
Bank NA SBPA ), 1.70% , 03/03/25
(a)
... 3,585 3,585,000
Series AA-2 , RB , VRDN ( JPMorgan Chase
Bank NA SBPA ), 1.70% , 03/03/25
(a)
... 2,480 2,480,000
Series 2020DD-1 , RB , 4.00% , 06/15/50 ... 500 484,375
Series 2020GG-1 , RB , 4.00% , 06/15/50 .. 1,000 968,750
Series 2021CC-1 , RB , 4.00% , 06/15/51 ... 3,000 2,884,860
Series 2023CC , RB , VRDN ( Barclays Bank
plc SBPA ), 1.35% , 03/03/25
(a)
....... 325 325,000
Series 2024, Sub-Series AA-1 , RB ,
5.25% , 06/15/53 ................ 2,000 2,162,302
Series 2025AA , RB , 4.00% , 06/15/54 .... 2,700 2,559,133
Series 2024CC-1 , RB , 5.25% , 06/15/54 ... 2,000 2,167,497
Series 2025BB , RB , 5.25% , 06/15/55
(c)
... 2,000 2,175,564
New York City Transitional Finance Authority
Series 2025E , RB , 5.00% , 11/01/29 ..... 700 768,378
Series 2025D , RB , 5.00% , 05/01/30 ..... 250 276,543
Series 2025C, Sub-Series C-1 , RB ,
5.00% , 05/01/31 ................ 1,500 1,684,108
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/31 ................ 2,000 2,260,784
Series 2025F, Sub-Series F-1 , RB ,
5.00% , 11/01/31
(c)
............... 1,000 1,130,392
Series 2025E , RB , 5.00% , 11/01/32 ..... 1,000 1,140,426
Series 2025B, Sub-Series B-1 , RB ,
5.00% , 11/01/32 ................ 2,795 3,187,491
Series 2024D-1 , RB , 5.00% , 11/01/33 .... 2,000 2,304,049
Security
Par (000)
Par (000) Value
New York (continued)
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/33 ................ USD 1,400 $ 1,612,834
Series 2024F, Sub-Series F-1 , RB ,
5.00% , 02/01/36 ................ 1,000 1,146,172
Series 2024G-1 , RB , 5.00% , 05/01/36 .... 2,500 2,871,489
Series 2024D-1 , RB , 5.00% , 11/01/36 .... 1,300 1,490,257
Series 2025E , RB , 5.00% , 11/01/36 ..... 1,000 1,153,199
Series 2024B , RB , 5.00% , 05/01/38 ..... 1,000 1,128,082
Series 2024F, Sub-Series F-1 , RB ,
5.00% , 02/01/43 ................ 2,770 3,015,492
Series 2024G-1 , RB , 5.00% , 05/01/43 .... 4,570 4,984,453
Series 2025C, Sub-Series C-1 , RB ,
5.00% , 05/01/45 ................ 1,000 1,081,578
Series 2024G-1 , RB , 5.00% , 05/01/45 .... 2,500 2,695,177
Series 2024B , RB , 5.00% , 05/01/45 ..... 2,000 2,154,722
Series 2024F-1 , RB , 5.00% , 02/01/46 .... 2,500 2,678,423
Series 2025D , RB , 5.00% , 05/01/46 ..... 3,785 4,073,718
Series 2024G-1 , RB , 5.00% , 05/01/47 .... 1,500 1,605,299
Series 2025E , RB , 4.13% , 11/01/53 ..... 950 919,545
Series 2025E , RB , 5.00% , 11/01/53 ..... 880 938,618
New York City Transitional Finance Authority
Building Aid
Series 2018S-4A , RB , 5.00% , 07/15/27
( SAW ) ....................... 115 121,695
Series 2022S-1A , RB , 5.00% , 07/15/30
( SAW ) ....................... 195 218,457
Series 2018S-4A , RB , 5.00% , 07/15/31
( SAW ) ....................... 500 534,789
Series 2019S-3A , RB , 5.00% , 07/15/31
( SAW ) ....................... 500 534,789
Series 2019S-3A , RB , 4.00% , 07/15/38
( SAW ) ....................... 500 502,420
Series 2015S-2 , RB , 5.00% , 07/15/40 ( SAW ) 500 502,544
Series 2015S-1 , RB , 5.00% , 07/15/43 ( SAW ) 685 686,203
Series 2016S-1 , RB , 5.00% , 07/15/43 ( SAW ) 560 566,605
Series 2018S-3 , RB , 4.00% , 07/15/46 ( SAW ) 380 367,886
New York City Transitional Finance Authority
Future Tax Secured
Series 2023B-1 , RB , 5.00% , 11/01/25 .... 500 507,866
Series C , RB , 5.00% , 11/01/26 ......... 115 119,597
Series 2021A , RB , 5.00% , 11/01/26 ..... 700 727,981
Series 2023E-1 , RB , 5.00% , 11/01/26 .... 1,060 1,102,372
Series C , RB , 5.00% , 11/01/27 ......... 615 624,183
Series 2023E-1 , RB , 5.00% , 11/01/27 .... 985 1,043,601
Series 2018-1 , RB , 5.00% , 11/01/27 ..... 340 360,228
Series 2019A-1 , RB , 5.00% , 08/01/28 .... 2,220 2,384,356
Series 2021G-1 , RB , 5.00% , 11/01/28 .... 140 151,033
Series B-1 , RB , 5.00% , 11/01/28 ....... 500 507,136
Series 2016E-1 , RB , 5.00% , 02/01/29 .... 750 763,836
Series C , RB , 5.00% , 11/01/29 ......... 1,000 1,044,655
Series B-1 , RB , 5.00% , 11/01/29 ....... 200 202,722
Series 2021-2 , RB , 5.00% , 08/01/30 ..... 2,720 3,019,025
Series 2023B-1 , RB , 5.00% , 11/01/31 .... 1,290 1,458,205
Series 2017A-1 , RB , 5.00% , 05/01/32 .... 500 510,466
Series 2018A-2 , RB , 5.00% , 08/01/33 .... 1,000 1,045,617
Series 2018B-1 , RB , 5.00% , 08/01/33 .... 1,000 1,045,617
Series 2016E-1 , RB , 5.00% , 02/01/34 .... 500 507,777
Series 2017E-1 , RB , 5.00% , 02/01/34 .... 1,500 1,554,034
Series 2015E-1 , RB , 5.00% , 02/01/35 .... 940 941,307
Series B-1 , RB , 5.00% , 08/01/35 ....... 1,120 1,186,715
Series 2020B-1 , RB , 5.00% , 11/01/35 .... 1,535 1,657,402
Series B-1 , RB , 5.00% , 11/01/35 ....... 1,015 1,026,145
Series 2017F-1 , RB , 5.00% , 05/01/36 .... 1,000 1,038,043
Series 2016A-1 , RB , 5.00% , 08/01/36 .... 1,000 1,006,794
Series 2019A-1 , RB , 5.00% , 08/01/36 .... 1,000 1,059,822

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2025
iShares
®
New York Muni Bond ETF
72
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2018A-2 , RB , 5.00% , 08/01/36 .... USD 1,000 $ 1,041,983
Series 2022A-1 , RB , 4.00% , 11/01/36 .... 1,875 1,938,878
Series 2021A , RB , 5.00% , 11/01/36 ..... 1,000 1,090,347
Series 2023B-1 , RB , 5.25% , 11/01/36 .... 1,500 1,706,352
Series 2017E-1 , RB , 5.00% , 02/01/37 .... 200 206,606
Series 2021C-1 , RB , 5.00% , 05/01/37 .... 1,000 1,090,193
Series 2023D-1 , RB , 5.25% , 11/01/37 .... 375 425,486
Series 2019C-1 , RB , 4.00% , 11/01/38 .... 1,000 1,016,566
Series 2021G-1 , RB , 5.00% , 11/01/38 .... 1,250 1,365,826
Series 2016E-1 , RB , 5.00% , 02/01/39 .... 500 507,101
Series 2011A-4 , RB , VRDN ( Barclays Bank
plc SBPA ), 1.35% , 03/03/25
(a)
....... 300 300,000
Series 2022B, Sub-Series B-1 , RB ,
3.00% , 08/01/40 ................ 740 650,961
Series 2022F-1 , RB , 5.00% , 02/01/41 .... 3,500 3,804,087
Series 2015E-1 , RB , 5.00% , 02/01/41 .... 1,400 1,401,947
Series 2021C-1 , RB , 4.00% , 05/01/41 .... 1,410 1,418,739
Series 2016 , RB , VRDN ( Bank of America NA
SBPA ), 1.50% , 03/03/25
(a)
.......... 2,860 2,860,000
Series 2019, Sub-Series B-4 , RB , VRDN
( JPMorgan Chase Bank NA SBPA ),
1.70% , 03/03/25
(a)
............... 1,510 1,510,000
Series 2023A-1 , RB , 5.25% , 08/01/42 .... 5,000 5,516,554
Series 2019C-1 , RB , 4.00% , 11/01/42 .... 2,590 2,598,061
Series 2018A-3 , RB , 4.00% , 08/01/43 .... 3,400 3,333,836
Series 2015E-3 , RB , VRDN ( JPMorgan
Chase Bank NA SBPA ), 1.70% , 03/03/25
(a)
300 300,000
Series 2020C-1 , RB , 4.00% , 05/01/45 .... 200 196,061
Series 2018B-1 , RB , 5.00% , 08/01/45 .... 1,000 1,026,565
Series 2023D-1 , RB , 5.50% , 11/01/45 .... 850 943,093
Series 2023F-1 , RB , 4.00% , 02/01/51 .... 2,000 1,909,630
New York Convention Center Development Corp.
Series 2015 , RB , 5.00% , 11/15/40 ...... 250 251,634
Series A , RB , 0.00% , 11/15/48
(b)
........ 500 163,708
New York Power Authority
Series 2022A , RB , 5.00% , 11/15/26 ( AGM ) 505 525,660
Series 2022A , RB , 5.00% , 11/15/27 ( AGM ) 505 538,555
Series 2022A , RB , 5.00% , 11/15/31 ( AGM ) 1,125 1,287,644
Series 2024A , RB , 5.00% , 11/15/31 ..... 2,000 2,294,644
Series 2024A , RB , 5.00% , 11/15/35 ..... 4,245 5,064,634
Series 2024A , RB , 5.00% , 11/15/40 ..... 250 291,039
Series 2024A , RB , 5.00% , 11/15/43 ..... 1,000 1,124,446
Series 2024A , RB , 4.00% , 11/15/49 ..... 895 870,849
Series 2020A , RB , 4.00% , 11/15/50 ..... 2,500 2,413,619
Series 2023A , RB , 5.00% , 11/15/53 ( AGM ) 1,240 1,323,837
Series 2020A , RB , 4.00% , 11/15/55 ..... 1,000 960,747
Series 2020A , RB , 4.00% , 11/15/60 ..... 2,300 2,174,929
New York State Dormitory Authority
Series 2018A , RB , 5.00% , 07/01/25 ..... 660 665,079
Series B , RB , 5.00% , 10/01/25 ......... 2,100 2,130,464
Series 2017B-1 , RB , 5.00% , 02/15/26 .... 670 684,925
Series 2015A , RB , 5.00% , 07/01/26 ..... 300 302,084
Series 2020A , RB , 5.00% , 07/01/26 ..... 5,000 5,162,302
Series 2019A , RB , 5.00% , 07/01/26 ..... 125 128,958
Series 2017A , RB , 5.00% , 07/01/26 ..... 1,000 1,031,664
Series B , RB , 4.00% , 10/01/26 ......... 100 102,471
Series F , RB , 5.00% , 10/01/26 ( AGM, SAW ) 25 25,044
Series A-1 , RB , 5.00% , 10/01/26 ....... 305 317,230
Series 2017B-1 , RB , 5.00% , 02/15/27 .... 420 439,681
Series 2015E , RB , 4.00% , 03/15/27 ..... 400 402,947
Series A , RB , 5.00% , 10/01/27 ......... 510 543,261
Series E , RB , 5.00% , 10/01/27 ( SAW ) .... 2,700 2,792,846
Series B , RB , 5.00% , 10/01/27 ......... 510 523,200
Series 2019D , RB , 5.00% , 02/15/28 ..... 1,000 1,068,775
Series 2016D , RB , 5.00% , 02/15/28 ..... 200 206,963
Security
Par (000)
Par (000) Value
New York (continued)
Series 2015A , RB , 5.00% , 03/15/28 ..... USD 340 $ 340,257
Series 2021B , RB , 5.00% , 07/01/28 ..... 1,000 1,072,406
Series 2017A , RB , 5.00% , 07/01/28 ..... 1,330 1,397,616
Series 2018A , RB , 5.00% , 10/01/28 ..... 505 549,402
Series 2017A , RB , 5.00% , 02/15/29 ..... 920 963,111
Series 2015E , RB , 5.00% , 03/15/29 ..... 315 318,978
Series 2024A , RB , 5.00% , 10/01/29 ( AGM,
SAW ) ....................... 1,000 1,101,120
Series 2015A , RB , 5.00% , 03/15/30 ..... 400 400,302
Series 2018A , RB , 5.00% , 07/01/30 ..... 2,190 2,363,011
Series 2022A , RB , 5.00% , 07/01/30 ..... 1,000 1,086,185
Series 2017A , RB , 5.00% , 02/15/31 ..... 2,025 2,107,056
Series 2017B-2 , RB , 5.00% , 02/15/31 .... 750 787,618
Series 2015E , RB , 5.00% , 03/15/31 ..... 1,000 1,009,960
Series 2021A , RB , 5.00% , 03/15/31 ..... 1,560 1,757,505
Series 2015A , RB , 5.00% , 03/15/31 ..... 1,000 1,000,756
Series 2024A , RB , 5.00% , 10/01/31 ..... 1,150 1,319,259
Series 2015E , RB , 5.00% , 03/15/32 ..... 1,530 1,544,671
Series 2016A , RB , 5.00% , 03/15/32 ..... 3,000 3,089,146
Series 2021E , RB , 5.00% , 03/15/32 ..... 420 479,620
Series 2016A , RB , 5.00% , 02/15/33 ..... 1,500 1,540,195
Series 2018A , RB , 5.00% , 03/15/33 ..... 800 832,171
Series 2020A , RB , 5.00% , 03/15/33 ..... 1,000 1,108,312
Series 2017 , RB , 4.00% , 07/01/33 ...... 465 472,694
Series 2017A , RB , 5.00% , 07/01/33 ..... 840 878,802
Series 2018A , RB , 5.00% , 07/01/33 ..... 650 697,162
Series 2023A , RB , 5.00% , 10/01/33 ..... 1,475 1,738,075
Series 2017B-2 , RB , 5.00% , 02/15/34 .... 1,000 1,044,844
Series 2018A , RB , 5.00% , 03/15/34 ..... 1,000 1,058,408
Series 2019A , RB , 5.00% , 03/15/34 ..... 1,000 1,074,974
Series 2016A , RB , 5.00% , 03/15/34 ..... 1,900 1,954,730
Series 2015E , RB , 5.00% , 03/15/34 ..... 2,500 2,522,780
Series 2017A , RB , 5.00% , 07/01/34 ..... 3,000 3,134,714
Series 2024A , RB , 5.00% , 10/01/34 ( AGM,
SAW ) ....................... 1,800 2,054,117
Series 2020A , RB , 4.00% , 03/15/35 ..... 1,000 1,035,800
Series 2015A , RB , 5.00% , 03/15/35 ..... 500 500,378
Series 2019A , RB , 5.00% , 07/01/35 ..... 2,335 2,527,106
Series 2024D , RB , 5.00% , 10/01/35 ( SAW ) 2,585 2,927,733
Series 2017A , RB , 5.00% , 02/15/36 ..... 500 516,605
Series 2018C , RB , 5.00% , 03/15/36 ..... 1,000 1,054,975
Series 2021A , RB , 5.00% , 03/15/36 ..... 1,000 1,107,515
Series 2021E , RB , 5.00% , 03/15/36 ..... 1,975 2,218,959
Series 2017B-2 , RB , 5.00% , 02/15/37 .... 500 519,424
Series 2019A , RB , 5.00% , 03/15/37 ..... 1,000 1,067,917
Series 2018A , RB , 4.00% , 07/01/37 ..... 2,500 2,535,121
Series 2018C , RB , 5.00% , 03/15/38 ..... 500 524,847
Series 2015A , RB , 4.00% , 07/01/38 ..... 720 720,233
Series 2018B , RB , 5.00% , 10/01/38 ..... 1,000 1,052,529
Series 2023A , RB , 5.00% , 03/15/39 ..... 280 312,673
Series 2018A , RB , 5.25% , 03/15/39 ..... 725 772,459
Series 2016A , RB , 5.00% , 02/15/40 ..... 500 510,969
Series 2019A , RB , 5.00% , 03/15/40 ..... 1,000 1,054,215
Series 2001-1 , RB , 5.50% , 07/01/40
( AMBAC ) ..................... 400 476,441
Series 2021E , RB , 3.00% , 03/15/41 ..... 2,000 1,774,971
Series 2017A , RB , 5.00% , 03/15/41 ..... 350 358,615
Series 2021A , RB , 3.00% , 07/01/41 ..... 1,750 1,525,790
Series 2016A , RB , 4.00% , 07/01/41 ..... 500 499,340
Series 2018A , RB , 4.00% , 07/01/41 ..... 4,000 3,972,532
Series 2016A , RB , 5.00% , 07/01/41 ..... 250 253,739
Series 2021E , RB , 4.00% , 03/15/42 ..... 825 822,954
Series 2022A , RB , 4.00% , 07/01/42 ..... 1,165 1,164,423
Series 2017B , RB , 5.00% , 02/15/43 ..... 1,000 1,031,830
Series 2016A , RB , 4.00% , 07/01/43 ..... 1,265 1,251,396

Schedule of Investments
(continued)
February 28, 2025
iShares
®
New York Muni Bond ETF
Schedule of Investments
73
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2017A , RB , 5.00% , 03/15/44 ..... USD 105 $ 107,031
Series 2023A-1 , RB , 5.00% , 03/15/45 .... 1,000 1,073,607
Series 2021B , RB , 3.00% , 07/01/45 ..... 750 596,531
Series 2019A , RB , 4.00% , 07/01/45 ..... 4,145 4,021,511
Series 2015A , RB , 5.00% , 07/01/45 ..... 100 100,121
Series 2021E , RB , 4.00% , 03/15/46 ..... 1,000 971,069
Series 2024B , RB , 5.00% , 03/15/46 ..... 1,500 1,621,924
Series 2020 , RB , 4.00% , 07/01/46 ...... 1,000 968,258
Series 2016A , RB , 5.00% , 07/01/46 ..... 250 252,444
Series A-2 , RB , 5.00% , 10/01/46 ....... 945 996,015
Series 2018A , RB , 4.00% , 03/15/47 ..... 500 483,243
Series 2021E , RB , 4.00% , 03/15/47 ..... 2,000 1,935,758
Series 2022A , RB , 4.00% , 07/01/47 ..... 310 295,539
Series A , RB , 5.00% , 10/01/47 ......... 300 349,058
Series 2020A , RB , 4.00% , 03/15/48 ..... 2,000 1,922,922
Series 2024A , RB , 5.25% , 03/15/48 ..... 1,500 1,636,563
Series 2018A , RB , 5.00% , 07/01/48 ..... 500 522,643
Series 2018A , RB , 5.00% , 10/01/48 ..... 500 581,144
Series 2019D , RB , 4.00% , 02/15/49 ..... 1,545 1,483,265
Series 2022A , RB , 4.00% , 03/15/49 ..... 1,820 1,748,688
Series 2024B , RB , 5.00% , 03/15/49 ..... 750 802,352
Series 2019C , RB , 4.00% , 07/01/49 ..... 500 478,351
Series 2019A , RB , 5.00% , 07/01/49 ..... 500 515,021
Series 2020A , RB , 4.00% , 07/01/50 ..... 2,030 2,026,224
Series 2019B , RB , 5.00% , 07/01/50 ..... 500 517,221
Series 2020A , RB , 5.00% , 07/01/50 ..... 2,500 2,606,387
Series 2020A , RB , 5.00% , 10/01/50 ..... 310 359,625
Series 2021A , RB , 3.00% , 03/15/51 ..... 1,780 1,362,176
Series 2024A , RB , 5.00% , 03/15/51 ..... 2,000 2,134,197
Series 2020A , RB , 5.00% , 07/01/53 ..... 1,500 1,568,462
Series 2024B , RB , 4.00% , 03/15/54 ..... 1,000 956,301
Series 2024A , RB , 5.50% , 07/01/54 ..... 4,305 4,805,950
New York State Environmental Facilities Corp.
Series 2020A , RB , 5.00% , 06/15/25 ..... 1,285 1,293,733
Series 2019B , RB , 5.00% , 06/15/28 ..... 500 538,542
Series 2021B , RB , 5.00% , 08/15/29 ..... 165 181,632
Series 2022B , RB , 5.00% , 09/15/29 ..... 500 551,249
Series 2024A , RB , 5.00% , 06/15/30 ..... 1,000 1,116,092
Series 2023B , RB , 5.00% , 06/15/31 ..... 125 141,958
Series 2021B , RB , 5.00% , 08/15/31 ..... 300 341,560
Series 2023B , RB , 5.00% , 06/15/32 ..... 500 576,318
Series 2022B , RB , 5.00% , 09/15/32 ..... 500 578,200
Series 2024B , RB , 5.00% , 05/15/33 ..... 1,500 1,745,569
Series 2022B , RB , 5.00% , 09/15/34 ..... 500 576,680
Series 2018A , RB , 5.00% , 06/15/35 ..... 365 388,031
Series 2017A , RB , 5.00% , 06/15/35 ..... 200 208,947
Series 2022B , RB , 5.00% , 09/15/37 ..... 500 568,052
Series 2016A , RB , 5.00% , 06/15/41 ..... 1,000 1,019,455
Series 2022A , RB , 4.00% , 06/15/42 ..... 1,000 1,013,001
Series 2018B , RB , 5.00% , 06/15/43 ..... 1,000 1,041,127
Series 2019A , RB , 5.00% , 08/15/44 ..... 500 527,357
Series 2020A , RB , 4.00% , 06/15/45 ..... 1,095 1,071,360
Series 2017A , RB , 5.00% , 06/15/46 ..... 835 859,590
Series 2024A , RB , 5.00% , 06/15/47 ..... 4,000 4,358,110
Series 2017E , RB , 5.00% , 06/15/47 ..... 3,500 3,601,213
Series 2022B , RB , 5.00% , 09/15/47 ..... 3,185 3,425,657
Series 2019A , RB , 5.00% , 02/15/49 ..... 1,200 1,254,429
Series 2019B , RB , 4.00% , 06/15/49 ..... 500 481,358
Series 2023B , RB , 5.00% , 06/15/53 ..... 2,500 2,676,809
New York State Thruway Authority
Series 2016A , RB , 5.00% , 01/01/29 ..... 3,665 3,730,673
Series 2021A-1 , RB , 5.00% , 03/15/29 .... 2,570 2,798,815
Series 2016A , RB , 5.00% , 01/01/31 ..... 100 101,643
Series Q , RB , 5.00% , 01/01/31 ........ 2,000 2,260,940
Series Q , RB , 5.00% , 01/01/32 ........ 2,000 2,296,148
Security
Par (000)
Par (000) Value
New York (continued)
Series L , RB , 5.00% , 01/01/35 ......... USD 810 $ 853,766
Series L , RB , 4.00% , 01/01/36 ......... 500 507,733
Series 2021A-1 , RB , 4.00% , 03/15/36 .... 2,625 2,714,861
Series 2019B , RB , 4.00% , 01/01/38 ..... 1,500 1,516,498
Series 2021A-1 , RB , 4.00% , 03/15/40 .... 1,500 1,520,451
Series 2019B , RB , 4.00% , 01/01/41 ..... 950 936,743
Series N , RB , 4.00% , 01/01/45 ......... 1,000 980,474
Series 2016A , RB , 5.00% , 01/01/46 ..... 500 505,387
Series N , RB , 3.00% , 01/01/49 ......... 500 385,112
Series 2022A , RB , 4.00% , 03/15/49 ..... 2,000 1,939,207
Series 2019B , RB , 4.00% , 01/01/50 ..... 2,500 2,370,901
Series 2016A , RB , 4.00% , 01/01/51 ..... 585 549,964
Series 2016A , RB , 5.00% , 01/01/51 ..... 600 605,731
Series 2022A , RB , 4.00% , 03/15/51 ..... 3,000 2,886,438
Series 2021A-1 , RB , 4.00% , 03/15/52 .... 2,775 2,673,304
Series 2022C , RB , 5.00% , 03/15/54 ..... 500 528,448
Series 2016A , RB , 5.25% , 01/01/56 ..... 2,765 2,798,111
Series 2021A-1 , RB , 4.00% , 03/15/56 .... 3,000 2,861,852
Series 2022C , RB , 4.13% , 03/15/56 ..... 2,000 1,917,414
Series 2021A-1 , RB , 4.00% , 03/15/59 .... 1,000 946,778
Onondaga County Trust for Cultural Resources
Series 2019 , RB , 5.00% , 12/01/39 ...... 1,000 1,070,418
Series 2019 , RB , 5.00% , 12/01/40 ...... 500 532,303
Series 2019 , RB , 5.00% , 12/01/43 ...... 500 525,245
Series 2019 , RB , 4.00% , 12/01/47 ...... 1,000 974,278
Series 2019 , RB , 4.00% , 12/01/49 ...... 500 481,939
Onondaga County Water Authority, Series
2019A, RB, 3.00%, 09/15/44 ......... 1,000 844,517
Port Authority of New York & New Jersey
Series 209 , RB , 5.00% , 07/15/25 ....... 750 756,466
Series 205 , RB , 5.00% , 11/15/25 ....... 1,000 1,016,608
Series 85 , RB , 5.38% , 03/01/28 ........ 255 266,998
Series 189 , RB , 5.00% , 05/01/28 ....... 330 331,112
Series 194 , RB , 5.00% , 10/15/28 ....... 525 531,802
Series 230 , RB , 4.00% , 12/01/28 ....... 250 262,713
Series 222 , RB , 5.00% , 07/15/29 ....... 520 571,524
Series 194 , RB , 5.00% , 10/15/29 ....... 1,000 1,012,709
Series 230 , RB , 4.00% , 12/01/30 ....... 1,500 1,603,130
Series 212 , RB , 5.00% , 09/01/32 ....... 1,000 1,091,228
Series 244 , RB , 5.00% , 07/15/33 ....... 1,400 1,631,453
Series 222 , RB , 5.00% , 07/15/33 ....... 500 555,857
Series 213 , RB , 5.00% , 09/01/33 ....... 1,000 1,088,646
Series 194 , RB , 5.00% , 10/15/34 ....... 1,000 1,010,990
Series 209 , RB , 5.00% , 07/15/35 ....... 500 526,540
Series 243 , RB , 5.00% , 12/01/38 ....... 3,700 4,241,677
Series 217 , RB , 4.00% , 11/01/39 ....... 1,750 1,772,756
Series 243 , RB , 5.00% , 12/01/39 ....... 1,300 1,479,084
Series 183 , RB , 4.00% , 12/15/40 ....... 400 399,979
Series 244 , RB , 5.00% , 07/15/41 ....... 1,860 2,102,083
Series 194 , RB , 5.00% , 10/15/41 ....... 500 503,418
Series 245 , RB , 5.00% , 09/01/42 ....... 1,000 1,120,070
Series 211 , RB , 4.00% , 09/01/43 ....... 750 743,509
Series 183 , RB , 4.00% , 06/15/44 ....... 250 245,382
Series 216 , RB , 4.00% , 09/01/45 ....... 1,000 984,310
Series 198 , RB , 5.00% , 11/15/46 ....... 1,000 1,019,747
Series 245 , RB , 5.00% , 09/01/49 ....... 2,000 2,153,028
Series 217 , RB , 4.00% , 11/01/49 ....... 555 541,783
Series 224 , RB , 4.00% , 07/15/51 ....... 1,500 1,449,140
Series 240 , RB , 5.00% , 07/15/53 ....... 1,145 1,219,134
Series 200 , RB , 5.00% , 04/15/57 ....... 500 509,834
Series 224 , RB , 4.00% , 07/15/61 ....... 1,500 1,409,895
Saratoga County Water Authority, Series 2016,
RB, 4.00%, 09/01/48 .............. 4,600 4,363,046
State of New York
Series 2021A , GO , 5.00% , 03/15/27 ..... 500 525,078

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2025
iShares
®
New York Muni Bond ETF
74
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2023A , GO , 5.00% , 03/15/30 ..... USD 500 $ 559,479
Series 2021A , GO , 5.00% , 03/15/31 ..... 500 569,254
Series 2023A , GO , 5.00% , 03/15/32 ..... 1,000 1,155,744
Series 2023A , GO , 5.00% , 03/15/33 ..... 500 585,341
Series 2023A , GO , 5.00% , 03/15/35 ..... 500 580,783
Series 2023A , GO , 5.00% , 03/15/36 ..... 500 578,007
Series 2023A , GO , 5.00% , 03/15/38 ..... 500 572,462
Series 2023A , GO , 5.00% , 03/15/39 ..... 750 853,940
Series 2023A , GO , 5.00% , 03/15/41 ..... 500 561,727
Suffolk County Water Authority
Series 2014A , RB , 5.00% , 06/01/25 ..... 15 15,024
Series 2015 , RB , 4.00% , 06/01/31 ...... 1,915 1,920,355
Series 2015A , RB , 4.00% , 06/01/39 ..... 500 500,280
Series 2018A , RB , 4.00% , 06/01/41 ..... 3,485 3,498,238
Series 2020B , RB , 3.00% , 06/01/44 ..... 610 521,152
Syracuse Industrial Development Agency
Series 2019A , RB , 5.00% , 05/01/31 ( SAW ) 500 521,835
Series 2019A , RB , 5.00% , 05/01/32 ( SAW ) 130 135,412
Series 2019A , RB , 4.00% , 05/01/33 ( SAW ) 505 515,023
Town of Brookhaven, Series 2015, GO,
5.00%, 05/01/27 ................. 600 602,376
Town of Hempstead
Series 2018A , GO , 5.00% , 06/15/27 ..... 650 670,455
Series 2021 , GO , 5.00% , 06/15/28 ...... 1,000 1,082,307
Town of Oyster Bay
Series 2021 , GO , 4.00% , 03/01/26 ( AGM ) . 1,355 1,374,334
Series 2021A , GO , 2.00% , 03/01/33 ( AGM ) 2,000 1,718,639
Triborough Bridge & Tunnel Authority
Series 2022E-1 , RB , 5.00% , 11/15/27 .... 180 190,510
Series 2025A , RB , 5.00% , 02/01/28 ..... 5,000 5,284,507
Series 2022B , RB , 5.00% , 05/15/28 ..... 1,000 1,074,361
Series B , RB , 5.00% , 11/15/28 ......... 235 255,159
Series 2023A , RB , 5.00% , 11/15/29 ..... 1,000 1,104,902
Series 2023C , RB , 5.00% , 11/15/30 ..... 1,000 1,123,662
Series 2025A , RB , 5.00% , 12/01/30 ..... 250 279,961
Series 2024B-2 , RB , 5.00% , 05/15/31 .... 1,000 1,128,017
Series 2013A , RB , 0.00% , 11/15/31
(b)
.... 350 276,670
Series 2023A , RB , 4.00% , 11/15/31 ..... 625 671,692
Series B , RB , 5.00% , 11/15/31 ......... 1,000 1,044,985
Series 2005B-4A , RB , VRDN ( TD Bank NA
LOC ), 1.50% , 03/03/25
(a)
........... 200 200,000
Series 2013A , RB , 0.00% , 11/15/32
(b)
.... 200 151,711
Series 2012B , RB , 0.00% , 11/15/32
(b)
.... 700 535,020
Series 2024A, Sub-Series A-2 , RB ,
5.00% , 11/15/32 ................ 1,000 1,152,050
Series 2024C , RB , 5.00% , 11/15/34 ..... 1,510 1,782,963
Series 2024C , RB , 5.00% , 11/15/35 ..... 3,000 3,537,207
Series B , RB , 5.00% , 11/15/35 ......... 325 338,078
Series B , RB , 5.00% , 11/15/37 ......... 1,685 1,749,468
Series 2024C , RB , 5.00% , 11/15/38 ..... 1,000 1,152,075
Series 2023C , RB , 5.00% , 11/15/38 ..... 1,000 1,138,313
Series B , RB , 5.00% , 11/15/38 ......... 4,250 4,406,143
Series 2015A , RB , 5.00% , 11/15/40 ..... 250 250,714
Series 2023C , RB , 5.25% , 11/15/42 ..... 1,000 1,126,163
Series 2018A , RB , 5.00% , 11/15/43 ..... 500 520,476
Series 2019A , RB , 5.00% , 11/15/43 ..... 665 693,807
Series 2025A , RB , 5.00% , 12/01/44 ..... 500 542,836
Series 2021A-2 , RB , VRDN
2.00% , 05/15/26
(a)
............... 1,025 977,026
Series 2016A , RB , 5.00% , 11/15/46 ..... 1,375 1,396,802
Series 2025A , RB , 5.00% , 12/01/46 ..... 250 268,763
Series 2020A , RB , 5.00% , 11/15/49 ..... 2,500 2,611,141
Security
Par (000)
Par (000) Value
New York (continued)
Series 2025A , RB , 5.00% , 12/01/50 ..... USD 1,500 $ 1,594,620
Series 2022A , RB , 4.00% , 05/15/51 ..... 1,000 955,734
Series 2022A , RB , 5.00% , 05/15/52 ..... 250 284,997
Series 2024A , RB , 5.00% , 05/15/54 ..... 3,000 3,204,368
Series 2024B-1 , RB , 5.25% , 05/15/54 .... 1,780 1,939,342
Series 2024A, Sub-Series A-1 , RB ,
4.00% , 11/15/54 ................ 765 713,596
Series 2020A , RB , 4.00% , 11/15/54 ..... 1,245 1,160,789
Series 2021A , RB , 5.00% , 11/15/56 ..... 500 523,572
Triborough Bridge & Tunnel Authority Sales Tax
Series 2024A-1 , RB , 5.00% , 05/15/49 .... 2,770 2,963,147
Series 2024A-1 , RB , 5.25% , 05/15/64 .... 1,500 1,609,115
Trust for Cultural Resources of The City of New
York (The)
Series 2018A , RB , 5.00% , 01/01/34 ..... 1,000 1,077,393
Series 2018A , RB , 5.00% , 01/01/37 ..... 500 535,385
Series 2018A , RB , 5.00% , 01/01/38 ..... 500 533,835
United Nations Development Corp., Series
2019A, RB, 5.00%, 07/01/26 ......... 125 128,875
Utility Debt Securitization Authority
Series 2015 , RB , 5.00% , 06/15/27 ...... 745 749,607
Series 2016A , RB , 5.00% , 06/15/27 ..... 2,000 2,012,368
Series 2023TE-1 , RB , 5.00% , 06/15/28 ... 1,000 1,030,019
Series 2022TE-1 , RB , 5.00% , 12/15/29 ... 180 190,827
Series 2023TE-1 , RB , 5.00% , 12/15/31 ... 1,000 1,111,038
Series 2015 , RB , 5.00% , 12/15/32 ...... 2,025 2,057,607
Series 2015 , RB , 5.00% , 12/15/33 ...... 400 406,285
Series 2015 , RB , 5.00% , 12/15/34 ...... 3,000 3,045,967
Series 2022TE-1 , RB , 5.00% , 12/15/34 ... 1,000 1,155,948
Series 2016B , RB , 4.00% , 12/15/35 ..... 1,455 1,471,496
Series 2016A , RB , 5.00% , 12/15/35 ..... 1,195 1,223,702
Series 2015 , RB , 5.00% , 12/15/35 ...... 600 608,960
Series 2015 , RB , 5.00% , 12/15/36 ...... 150 152,181
Series 2015 , RB , 5.00% , 12/15/37 ...... 750 760,615
Series 2017 , RB , 5.00% , 12/15/39 ...... 1,200 1,256,740
Series 2023TE-1 , RB , 5.00% , 12/15/41 ... 5,250 5,937,000
Series 2023TE-2 , RB , 5.00% , 12/15/45 ... 1,000 1,105,089
Series 2023TE-2 , RB , 5.00% , 12/15/50 ... 1,000 1,082,908
Series 2023TE-2 , RB , 5.00% , 06/15/53 ... 1,000 1,082,649
Western Nassau County Water Authority
Series 2021A , RB , 4.00% , 04/01/46 ..... 1,145 1,106,755
Series 2021A , RB , 4.00% , 04/01/51 ..... 1,255 1,181,096
841,536,205
Total Long-Term Investments — 98 .9%
(Cost: $ 850,410,720 ) .............................. 841,536,205
Shares
Shares
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 1.75%
(d) (e)
......... 12,978 12,979
Total Short-Term Securities — 0.0%
(Cost: $ 12,979 ) ................................. 12,979
Total Investments — 98 .9%
(Cost: $ 850,423,699 ) .............................. 841,549,184
Other Assets Less Liabilities — 1.1% .................... 9,370,419
Net Assets — 100.0% ...............................
$ 850,919,603

Schedule of Investments
(continued)
February 28, 2025
iShares
®
New York Muni Bond ETF
Schedule of Investments
75
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
Zero-coupon bond.
(c)
When-issued security.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
02/29/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/25
Shares
Held at
02/28/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 731,756 $ — $ (718,777)
(a)
$ — $ — $ 12,979 12,978 $ 12,147 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 841,536,205 $ — $ 841,536,205
Short-Term Securities
Money Market Funds ...................................... 12,979 — — 12,979
$ 12,979 $ 841,536,205 $ — $ 841,549,184

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
February 28, 2025
iShares
®
Short-Term National Muni Bond ETF
76
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 1.0%
Alabama Federal Aid Highway Finance Authority
Series B , RB , 5.00% , 09/01/25 ......... USD 1,055 $ 1,067,313
Series A , RB , 5.00% , 09/01/33 ......... 1,250 1,323,880
Series A , RB , 5.00% , 09/01/34 ......... 1,250 1,323,880
Series 2016A , RB , 5.00% , 09/01/36 ..... 15,040 15,577,957
Series A , RB , 5.00% , 09/01/36 ......... 6,840 7,244,271
Alabama Public School & College Authority
Series 2020A , RB , 5.00% , 11/01/25 ..... 5,760 5,848,327
Series 2014B , RB , 5.00% , 01/01/26 ..... 2,475 2,482,747
Series 2020A , RB , 5.00% , 11/01/26 ..... 1,195 1,240,984
Series 2014B , RB , 5.00% , 01/01/27 ..... 440 440,780
Series 2020A , RB , 5.00% , 11/01/27 ..... 12,025 12,740,094
Auburn University
Series 2016A , RB , 5.00% , 06/01/29 ..... 1,910 1,958,214
Series 2025-B , RB , 5.00% , 06/01/29
(a)
.... 2,000 2,180,353
Series 2025-B , RB , 5.00% , 06/01/30
(a)
.... 2,750 3,044,634
Auburn Water Works Board, Series 2015, RB,
5.00%, 09/01/40 ................. 2,500 2,526,958
County of Jefferson, Series 2024, RB,
5.00%, 10/01/28 ................. 1,000 1,062,651
Tuscaloosa County Board of Education, Series
2017, 4.00%, 02/01/47 ............. 5,015 5,143,895
Water Works Board of the City of Birmingham
(The)
Series 2016B , RB , 5.00% , 01/01/30 ..... 4,020 4,197,279
Series 2016B , RB , 5.00% , 01/01/32 ..... 6,945 7,251,270
Series 2016B , RB , 5.00% , 01/01/43 ..... 9,815 10,247,835
86,903,322
Alaska — 0.1%
Borough of Matanuska-Susitna, Series 2015,
RB, 5.25%, 09/01/28 .............. 1,680 1,697,892
Borough of North Slope, Series 2022A, GO,
5.00%, 06/30/28 ................. 155 166,198
State of Alaska
Series 2024B , GO , 5.00% , 08/01/27 ..... 1,000 1,054,619
Series 2024B , GO , 5.00% , 08/01/28 ..... 1,725 1,850,775
Series 2024B , GO , 5.00% , 08/01/29 ..... 1,000 1,091,599
5,861,083
Arizona — 1.1%
Arizona Department of Transportation State
Highway Fund
Series 2016 , RB , 5.00% , 07/01/27 ...... 1,480 1,524,225
Series 2016 , RB , 5.00% , 07/01/29 ...... 250 256,909
Arizona Transportation Board
Series 2018 , RB , 5.00% , 07/01/25 ...... 885 891,518
Series 2016 , RB , 5.00% , 07/01/26 ...... 180 185,532
Arizona Water Infrastructure Finance Authority
Series 2024 , RB , 5.00% , 10/01/26 ...... 3,500 3,630,707
Series 2024 , RB , 5.00% , 10/01/27 ...... 2,000 2,120,473
City of Glendale, Series 2024, RB,
5.00%, 07/01/29 ................. 3,325 3,631,473
City of Phoenix, Series 2016, GO,
5.00%, 07/01/27 ................. 335 345,010
City of Phoenix Civic Improvement Corp.
Series 2014B , RB , 5.00% , 07/01/25 ..... 4,615 4,628,798
Series 2016 , RB , 5.00% , 07/01/25 ...... 1,200 1,209,120
Series 2021B , RB , 5.00% , 07/01/25 ..... 4,850 4,886,858
Series 2016 , RB , 5.00% , 07/01/26 ...... 2,030 2,094,304
Series 2023 , RB , 5.00% , 07/01/28 ...... 2,285 2,455,488
Series 2024 , RB , 5.00% , 07/01/29 ...... 5,625 6,155,502
Security
Par (000)
Par (000) Value
Arizona (continued)
Maricopa County High School District No. 214
Tolleson Union High School, Series 2025, GO,
5.00%, 07/01/28
(a)
................ USD 1,875 $ 2,011,471
Maricopa County Unified School District No. 48
Scottsdale, Series 2017, GO, 5.00%, 07/01/27 180 189,423
Salt River Project Agricultural Improvement &
Power District
Series 2017A , RB , 5.00% , 01/01/26 ..... 490 499,668
Series 2020A , RB , 5.00% , 01/01/26 ..... 2,700 2,753,271
Series 2021A , RB , 5.00% , 01/01/26 ..... 8,645 8,815,566
Series 2016A , RB , 5.00% , 01/01/27 ..... 145 151,276
Series 2021A , RB , 5.00% , 01/01/27 ..... 13,995 14,600,769
Series 2017A , RB , 5.00% , 01/01/28 ..... 2,070 2,203,103
Series 2016A , RB , 5.00% , 01/01/29 ..... 4,645 4,828,687
Series 2021A , RB , 5.00% , 01/01/29 ..... 5,560 6,029,865
Series 2024A , RB , 5.00% , 01/01/30 ..... 5,380 5,939,387
Series 2025B , RB , 5.00% , 01/01/30
(a)
.... 4,900 5,409,203
Scottsdale Municipal Property Corp., Series
2017, RB, 5.00%, 07/01/36 .......... 2,000 2,106,919
University of Arizona (The)
Series 2024 , RB , 5.00% , 08/01/25 ( BAM ) . 5,055 5,098,026
Series 2016 , RB , 5.00% , 06/01/26 ...... 15 15,435
Series A , RB , 5.00% , 06/01/26 ......... 975 980,208
Series 2016 , RB , 5.00% , 06/01/27 ...... 155 159,586
95,807,780
Arkansas — 0.0%
State of Arkansas, Series 2014, GO,
5.00%, 04/01/26 ................. 360 360,647
California — 12.0%
Anaheim City School District, Series 2007, GO,
0.00%, 08/01/26 (NPFGC)
(b)
.......... 500 478,472
Bay Area Toll Authority
Series 2024S-11 , RB , 5.00% , 04/01/28 ... 2,000 2,156,411
Series 2018A , RB , VRDN 2.63% , 04/01/26
(c)
2,765 2,749,872
Series 2017B , RB , VRDN 2.85% , 04/01/25
(c)
6,890 6,887,591
Series H , RB , VRDN 2.13% , 04/01/25
(c)
... 2,095 2,093,105
Series 2017F-1 , RB , 5.00% , 04/01/56 .... 10,260 10,812,105
California Infrastructure & Economic
Development Bank, Series 2023, RB,
5.00%, 10/01/26 ................. 5,005 5,214,847
California State Public Works Board
Series 2018A , RB , 5.00% , 05/01/25 ..... 1,060 1,063,976
Series F , RB , 5.00% , 05/01/25 ......... 325 326,219
Series 2022A , RB , 5.00% , 08/01/25 ..... 3,000 3,029,435
Series B , RB , 5.00% , 10/01/25 ......... 340 344,722
Series 2021B , RB , 5.00% , 05/01/26 ..... 1,040 1,069,390
Series F , RB , 5.00% , 05/01/26 ......... 290 291,090
Series B , RB , 5.00% , 10/01/26 ......... 145 150,575
Series 2023D , RB , 5.00% , 11/01/26 ..... 670 697,116
Series 2021A , RB , 5.00% , 02/01/27 ..... 15,800 16,536,212
Series 2022D , RB , 5.00% , 05/01/27 ..... 7,845 8,241,762
Series 2022A , RB , 5.00% , 08/01/27 ..... 2,450 2,587,535
Series 2023C , RB , 5.00% , 09/01/27 ..... 5,000 5,289,973
Series 2021A , RB , 5.00% , 02/01/28 ..... 4,300 4,588,317
Series F , RB , 5.00% , 05/01/28 ......... 1,725 1,730,363
Series 2022B , RB , 5.00% , 06/01/28 ..... 9,590 10,300,221
Series 2024C , RB , 5.00% , 09/01/28 ..... 7,500 8,094,394
Series 2016C , RB , 5.00% , 11/01/28 ..... 100 103,646
California State University
Series 2015A , RB , 5.00% , 11/01/25 ..... 3,195 3,249,167
Series 2016A , RB , 5.00% , 11/01/25 ..... 2,055 2,089,840
Series 2016A , RB , 5.00% , 11/01/26 ..... 345 354,915
Series 2024A , RB , 5.00% , 11/01/28 ..... 2,000 2,182,271

Schedule of Investments
(continued)
February 28, 2025
iShares
®
Short-Term National Muni Bond ETF
Schedule of Investments
77
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2024A , RB , 5.00% , 11/01/29 ..... USD 1,125 $ 1,253,049
Chino Basin Regional Financing Authority, Series
2020B, RB, 4.00%, 11/01/25 ......... 9,065 9,112,992
City of Los Angeles, Series 2024, RB,
5.00%, 06/26/25 ................. 17,600 17,704,750
City of Los Angeles Department of Airports,
Series C, RB, 5.00%, 05/15/29 ........ 1,145 1,150,074
City of Los Angeles Wastewater System
Series 2018B , RB , 5.00% , 06/01/25 ..... 640 643,565
Series D , RB , 5.00% , 06/01/25 ......... 90 90,501
Series 2018B , RB , 5.00% , 06/01/26 ..... 690 710,307
Series A , RB , 5.00% , 06/01/27 ......... 170 170,928
Series D , RB , 5.00% , 06/01/27 ......... 50 50,273
City of San Francisco
Series 2015A , RB , 5.00% , 11/01/25 ..... 1,685 1,691,567
Series A , RB , 5.00% , 11/01/25 ......... 4,890 4,976,034
Series D , RB , 5.00% , 11/01/25 ......... 325 330,718
Series A , RB , 5.00% , 11/01/26 ......... 4,655 4,862,862
Series 2023C , RB , 5.00% , 11/01/28 ..... 2,025 2,214,017
Coast Community College District, Series 2015,
GO, 0.00%, 08/01/33
(b)
............. 500 351,890
Contra Costa Transportation Authority Sales Tax,
Series 2018B, RB, 5.00%, 03/01/26 ..... 3,290 3,378,911
Corona-Norco Unified School District, Series A,
GO, 5.00%, 08/01/40 .............. 795 802,917
County of Los Angeles, Series 2024, RB,
5.00%, 06/30/25 ................. 18,040 18,152,102
County of Riverside, Series 2024, RB,
5.00%, 06/30/25 ................. 13,000 13,098,211
East Bay Municipal Utility District Water System,
Series 2014B, RB, 5.00%, 06/01/25 ..... 510 513,207
East Side Union High School District, Series
2024A, GO, 5.00%, 08/01/29 (AGM) ..... 2,860 3,157,117
El Camino Community College District
Fountation (The)
(b)
Series 2012C , GO , 0.00% , 08/01/26 ..... 4,875 4,681,990
Series 2012C , GO , 0.00% , 08/01/27 ..... 8,365 7,796,540
El Camino Healthcare District, Series 2006, GO,
0.00%, 08/01/28 (NPFGC)
(b)
.......... 3,000 2,694,507
Foothill-De Anza Community College District
(b)
Series 2003B , GO , 0.00% , 08/01/26
( NPFGC ) ..................... 1,220 1,172,840
Series 2000A , GO , 0.00% , 08/01/27
( NPFGC ) ..................... 1,250 1,168,382
Series 2003B , GO , 0.00% , 08/01/27
( NPFGC ) ..................... 4,000 3,734,380
Imperial Irrigation District Electric System, Series
2016B-2, RB, 5.00%, 11/01/25 ........ 2,595 2,638,762
Las Virgenes Unified School District, Series
2002D, GO, 0.00%, 09/01/27 (NPFGC)
(b)
.. 13,870 12,884,840
Long Beach Unified School District
Series A , GO , 5.00% , 08/01/25 ........ 32,000 32,318,067
Series 2016 , GO , 5.00% , 08/01/27 ...... 40 41,394
Los Angeles Community College District
Series C-1 , GO , 5.00% , 08/01/25 ....... 10,780 10,892,490
Series D , GO , 5.00% , 08/01/27 ........ 10,005 10,623,530
Series 2024 , GO , 5.00% , 08/01/29 ....... 3,660 4,056,033
Los Angeles County Metropolitan Transportation
Authority Sales Tax
Series 2016A , RB , 5.00% , 06/01/25 ..... 20 20,124
Series 2020A , RB , 5.00% , 06/01/25 ..... 1,065 1,071,618
Series 2016A , RB , 5.00% , 07/01/25 ..... 820 826,882
Series 2024A , RB , 5.00% , 07/01/25 ..... 1,275 1,285,701
Series 2021A , RB , 5.00% , 06/01/26 ..... 1,190 1,228,879
Series 2019A , RB , 5.00% , 07/01/26 ..... 1,275 1,319,458
Security
Par (000)
Par (000) Value
California (continued)
Series 2016A , RB , 5.00% , 06/01/27 ..... USD 65 $ 66,999
Series 2021A , RB , 5.00% , 06/01/27 ..... 80 84,690
Series 2016A , RB , 5.00% , 07/01/27 ..... 10 10,327
Series 2019A , RB , 5.00% , 07/01/27 ..... 100 106,071
Series 2023A , RB , 5.00% , 07/01/28 ..... 2,470 2,679,663
Los Angeles Department of Water & Power
Series 2018B , RB , 5.00% , 07/01/25 ..... 980 983,315
Series 2020A , RB , 5.00% , 07/01/25 ..... 9,335 9,379,811
Series 2021C , RB , 3.00% , 07/01/26 ..... 3,080 3,061,848
Series 2021C , RB , 4.00% , 07/01/26 ..... 2,605 2,626,770
Series 2020A , RB , 5.00% , 07/01/26 ..... 205 209,467
Series 2021C , RB , 5.00% , 07/01/26 ..... 4,920 5,020,570
Series 2016B , RB , 5.00% , 07/01/27 ..... 75 75,917
Series 2020A , RB , 5.00% , 07/01/27 ..... 2,150 2,249,212
Series 2022A , RB , 5.00% , 07/01/27 ..... 105 109,845
Series 2022E , RB , 5.00% , 07/01/27 ..... 3,500 3,661,509
Series 2024C , RB , 5.00% , 07/01/27 ..... 6,930 7,249,787
Series 2020A , RB , 5.00% , 07/01/28 ..... 4,750 5,056,540
Series 2023A , RB , 5.00% , 07/01/28 ..... 1,535 1,634,061
Series 2020A , RB , 5.00% , 07/01/29 ..... 12,860 13,908,048
Series 2023A , RB , 5.00% , 07/01/29 ..... 1,000 1,081,497
Los Angeles Department of Water & Power
Water System
Series 2018A , RB , 5.00% , 07/01/25 ..... 20 20,092
Series 2020B , RB , 4.00% , 07/01/26 ..... 1,235 1,244,884
Series 2016B , RB , 5.00% , 07/01/26 ..... 590 597,731
Series 2020B , RB , 4.00% , 07/01/27 ..... 180 183,715
Series 2016B , RB , 5.00% , 07/01/27 ..... 75 75,929
Series 2022B , RB , 5.00% , 07/01/27 ..... 160 167,457
Series 2016A , RB , 5.00% , 07/01/28 ..... 1,480 1,496,666
Series 2023A , RB , 5.00% , 07/01/28 ..... 9,710 10,342,983
Los Angeles Unified School District
Series 2016A , GO , 5.00% , 07/01/25 ..... 455 458,683
Series 2017A , GO , 5.00% , 07/01/25 ..... 4,285 4,319,688
Series 2019A , GO , 5.00% , 07/01/25 ..... 1,380 1,391,171
Series 2020A , GO , 5.00% , 07/01/25 ..... 135 136,093
Series 2020C , GO , 5.00% , 07/01/25 ..... 5,055 5,095,921
Series 2024QRR , GO , 5.00% , 07/01/25 ... 5,000 5,040,476
Series 2017A , GO , 5.00% , 07/01/26 ..... 3,880 4,010,641
Series 2018B-1 , GO , 5.00% , 07/01/26 .... 105 108,535
Series 2020A , GO , 5.00% , 07/01/26 ..... 250 258,418
Series 2020C , GO , 5.00% , 07/01/26 ..... 2,910 3,007,981
Series 2020RYQ , GO , 5.00% , 07/01/26 ... 400 413,468
Series 2016B , GO , 5.00% , 07/01/27 ..... 1,095 1,129,140
Series 2019A , GO , 5.00% , 07/01/27 ..... 140 148,146
Series 2022QRR , GO , 5.00% , 07/01/27 ... 2,405 2,544,943
Series 2024A , GO , 5.00% , 07/01/28 ..... 3,695 3,996,582
Series 2024A , GO , 5.00% , 07/01/29 ..... 6,820 7,528,108
Los Rios Community College District, Series E,
GO, 3.00%, 08/01/25 .............. 2,300 2,303,436
Marin Community College District, Series A, GO,
5.00%, 08/01/41 ................. 7,500 7,766,878
Metropolitan Water District of Southern California
Series 2017A , RB , 2.50% , 07/01/25 ..... 595 593,915
Series 2015A , RB , 5.00% , 07/01/25 ..... 2,545 2,566,949
Series 2019A , RB , 5.00% , 07/01/25 ..... 550 554,743
Series 2022A , RB , 5.00% , 10/01/25 ..... 1,445 1,467,272
Series 2019A , RB , 5.00% , 07/01/26 ..... 1,180 1,222,247
Series 2022B , RB , 3.00% , 07/01/27 ..... 250 253,059
Series 2022A , RB , 5.00% , 10/01/27 ..... 1,075 1,148,050
Series 2022B , RB , 3.00% , 07/01/28 ..... 3,000 3,039,575
Moreno Valley Unified School District, Series A,
GO, 5.00%, 08/01/44 (AGM) ......... 5,000 5,048,142
Municipal Improvement Corp. of Los Angeles,
Series 2016B, RB, 5.00%, 11/01/26 ..... 1,000 1,041,319

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2025
iShares
®
Short-Term National Muni Bond ETF
78
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
North Orange County Community College
District, Series 2003B, GO, 0.00%, 08/01/27
(NPFGC)
(b)
.................... USD 3,000 $ 2,799,454
Northern California Transmission Agency, Series
2016A, RB, 5.00%, 05/01/29 ......... 1,775 1,820,694
Oakland Unified School District
Series 2016 , GO , 5.00% , 08/01/28 ...... 1,785 1,837,445
Series 2015A , GO , 5.00% , 08/01/40 ..... 4,000 4,040,164
Orange County Sanitation District, Series 2017A,
RB, 5.00%, 02/01/27 .............. 3,225 3,386,452
Palomar Community College District, Series C,
GO, 5.00%, 08/01/44 .............. 25,175 25,427,785
Poway Unified School District, Series A, GO,
0.00%, 08/01/27
(b)
................ 5,000 4,654,432
Rancho Santiago Community College District,
Series C, GO, 0.00%, 09/01/29 (AGM)
(b)
.. 2,800 2,438,909
Sacramento Municipal Utility District
Series 2022J , RB , 5.00% , 08/15/25 ..... 1,950 1,971,996
Series 2022J , RB , 5.00% , 08/15/26 ..... 650 674,014
Series 2022J , RB , 5.00% , 08/15/27 ..... 1,310 1,392,955
Series 2019B , RB , VRDN 5.00% , 10/15/25
(c)
1,890 1,894,654
San Diego Association of Governments
South Bay Expressway, Series 2017A, RB,
5.00%, 07/01/25 ................. 1,040 1,047,572
San Diego Community College District
Series 2016 , GO , 4.00% , 08/01/32 ...... 6,860 7,016,256
Series 2016 , GO , 4.00% , 08/01/41 ...... 13,060 13,357,478
Series 2016 , GO , 5.00% , 08/01/41 ...... 13,000 13,475,461
San Diego County Regional Transportation
Commission
Series 2016A , RB , 5.00% , 04/01/25 ..... 2,135 2,139,206
Series 2023A , RB , 5.00% , 04/01/28 ..... 555 598,709
San Diego Public Facilities Financing Authority,
Series 2015, RB, 5.00%, 05/15/25 ...... 450 452,187
San Diego Unified School District, Series 2009-
1, GO, 0.00%, 07/01/28
(b)
........... 1,235 1,120,738
San Francisco Bay Area Rapid Transit District
Series 2015D , GO , 5.00% , 08/01/25 ..... 275 277,904
Series 2019F-1 , GO , 5.00% , 08/01/25 .... 100 101,056
San Francisco City & County Airport Comm-San
Francisco International Airport, Series 2016D,
RB, 5.00%, 05/01/25 .............. 2,320 2,328,984
San Francisco City & County Public Utilities
Commission Wastewater
Series 2016A , RB , 5.00% , 10/01/26 ..... 4,865 4,934,878
Series 2022B , RB , 5.00% , 10/01/26 ..... 3,000 3,127,257
Series 2022B , RB , 5.00% , 10/01/27 ..... 3,850 4,108,848
Series 2023A , RB , 5.00% , 10/01/27 ..... 3,000 3,201,700
San Francisco Community College District
(a)
Series 2025 , GO , 5.00% , 06/15/28 ...... 7,160 7,692,125
Series 2025 , GO , 5.00% , 06/15/29 ...... 6,075 6,654,471
San Jose Unified School District, Series C, GO,
0.00%, 08/01/27 (NPFGC)
(b)
.......... 3,000 2,798,788
San Mateo County Community College District
(b)
Series 2006B , GO , 0.00% , 09/01/27
( NPFGC ) ..................... 1,000 930,572
Series 2006B , GO , 0.00% , 09/01/29
( NPFGC ) ..................... 800 703,030
San Mateo Foster City Public Financing
Authority, Series 2021B, RB, 5.00%, 08/01/25 27,420 27,695,327
Santa Clara Valley Water District Safe Clean
Water, Series 2022B, COP, 5.00%, 12/01/26 1,200 1,250,238
Santa Monica Community College District
(b)
Series 2009C , GO , 0.00% , 08/01/25 ..... 1,930 1,905,625
Series 2010E , GO , 0.00% , 08/01/26 ..... 500 478,871
Security
Par (000)
Par (000) Value
California (continued)
Series 2009C , GO , 0.00% , 08/01/28 ..... USD 1,000 $ 901,797
Southern California Public Power Authority
Series 2015C , RB , 5.00% , 07/01/25 ..... 1,605 1,606,701
Series 2024A , RB , 5.00% , 07/01/25 ..... 4,685 4,709,491
Series 2023-1 , RB , 5.00% , 07/01/27 ..... 200 209,229
Southwestern Community College District,
Series D, GO, 5.00%, 08/01/44 ........ 1,000 1,009,959
State of California
GO , 3.00% , 03/01/25 ............... 7,000 7,000,000
GO , 5.00% , 03/01/25 ............... 5,415 5,415,000
Series A , GO , 4.00% , 04/01/25 ........ 3,890 3,894,272
GO , 5.00% , 04/01/25 ............... 275 275,513
Series C , GO , 5.00% , 08/01/25 ........ 940 949,572
GO , 5.00% , 08/01/25 ............... 7,660 7,738,003
Series 2016 , GO , 5.00% , 08/01/25 ...... 895 904,114
GO , 5.00% , 09/01/25 ............... 1,305 1,320,768
Series B , GO , 5.00% , 09/01/25 ........ 240 242,949
GO , 5.00% , 10/01/25 ............... 35,885 36,386,735
Series 2017 , GO , 5.00% , 11/01/25 ...... 3,500 3,557,841
GO , 5.00% , 11/01/25 ............... 14,330 14,566,818
GO , 5.00% , 12/01/25 ............... 9,715 9,896,233
GO , 3.00% , 03/01/26 ............... 800 801,575
GO , 5.00% , 03/01/26 ............... 8,905 8,920,024
GO , 5.00% , 04/01/26 ............... 15,705 16,134,043
GO , 3.88% , 08/01/26 ............... 5,000 5,074,887
GO , 4.00% , 08/01/26 ............... 285 291,270
Series C , GO , 5.00% , 08/01/26 ........ 160 165,726
Series 2016 , GO , 5.00% , 08/01/26 ...... 355 367,705
GO , 5.00% , 08/01/26 ............... 9,775 10,110,860
GO , 4.00% , 09/01/26 ............... 240 245,600
GO , 5.00% , 09/01/26 ............... 11,685 12,128,171
Series C , GO , 5.00% , 09/01/26 ........ 285 288,126
GO , 4.00% , 10/01/26 ............... 7,525 7,711,588
GO , 5.00% , 10/01/26 ............... 1,985 2,064,770
GO , 4.00% , 11/01/26 ............... 9,755 10,009,763
Series 2017 , GO , 5.00% , 11/01/26 ...... 2,885 3,007,040
GO , 5.00% , 11/01/26 ............... 3,395 3,538,614
GO , 5.00% , 12/01/26 ............... 4,660 4,867,025
GO , 5.00% , 04/01/27 ............... 6,870 7,200,472
Series 2016 , GO , 5.00% , 08/01/27 ...... 7,505 7,754,284
GO , 5.00% , 08/01/27 ............... 10,100 10,598,205
Series C , GO , 5.00% , 08/01/27 ........ 175 184,698
GO , 4.00% , 09/01/27 ............... 5,580 5,765,549
Series C , GO , 5.00% , 09/01/27 ........ 215 217,247
GO , 5.00% , 09/01/27 ............... 3,530 3,681,044
GO , 4.00% , 10/01/27 ............... 1,225 1,266,977
GO , 5.00% , 10/01/27 ............... 2,465 2,602,798
GO , 5.00% , 11/01/27 ............... 33,920 35,982,936
GO , 5.00% , 04/01/28 ............... 11,505 12,306,655
Series B , GO , 5.00% , 08/01/28 ........ 4,700 4,948,976
GO , 5.00% , 08/01/28 ............... 8,365 8,695,840
GO , 5.00% , 10/01/28 ............... 14,310 15,452,910
GO , 5.00% , 11/01/28 ............... 21,170 22,895,810
GO , 5.00% , 12/01/28 ............... 6,505 7,046,058
GO , 5.00% , 03/01/29 ............... 5,915 6,438,727
GO , 5.00% , 04/01/29 ............... 23,480 25,597,917
GO , 5.00% , 08/01/29 ............... 25,575 28,051,821
GO , 5.00% , 09/01/29 ............... 3,090 3,190,501
State of California Department of Water
Resources
Series 2016 , RB , 5.00% , 12/01/25 ...... 55 56,059
Series AS , RB , 5.00% , 12/01/25 ........ 350 351,319
Series AX , RB , 5.00% , 12/01/25 ........ 3,115 3,174,971
Series BA , RB , 5.00% , 12/01/25 ........ 1,645 1,676,670
Series BB , RB , 5.00% , 12/01/25 ........ 225 229,332

Schedule of Investments
(continued)
February 28, 2025
iShares
®
Short-Term National Muni Bond ETF
Schedule of Investments
79
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series AX , RB , 5.00% , 12/01/26 ........ USD 70 $ 73,183
Series BA , RB , 5.00% , 12/01/26 ........ 40 41,819
Series BB , RB , 5.00% , 12/01/26 ........ 295 308,416
Ukiah Unified School District, Series 2006, GO,
0.00%, 08/01/29 (NPFGC)
(b)
.......... 5,145 4,490,922
University of California
Series 2018O , RB , 4.00% , 05/15/25 ..... 10 10,029
Series 2015I , RB , 5.00% , 05/15/25 ...... 445 447,124
Series 2015AO , RB , 5.00% , 05/15/25 .... 1,550 1,557,400
Series 2017AY , RB , 5.00% , 05/15/26 .... 680 700,841
Series 2015AO , RB , 5.00% , 05/15/26 .... 375 376,790
Series 2015I , RB , 5.00% , 05/15/26 ...... 1,060 1,065,060
Series 2017AV , RB , 5.00% , 05/15/26 .... 205 211,283
Series 2025BZ , RB , 5.00% , 05/15/27
(a)
... 5,000 5,271,254
Series 2017AY , RB , 5.00% , 05/15/27 .... 930 980,453
Series 2023BN , RB , 5.00% , 05/15/27 .... 10,025 10,568,864
Series 2015AO , RB , 5.00% , 05/15/28 .... 4,265 4,285,361
Series 2015I , RB , 5.00% , 05/15/28 ...... 14,750 14,820,417
Series 2023BN , RB , 5.00% , 05/15/28 .... 5,015 5,398,792
Series 2024BS , RB , 5.00% , 05/15/28 .... 3,000 3,229,587
Series 2015AO , RB , 3.25% , 05/15/29 .... 3,685 3,689,637
Series 2024BX , RB , 5.00% , 05/15/29 .... 4,165 4,571,848
Series 2016K , RB , 5.00% , 05/15/29 ..... 2,895 2,974,809
Series 2024BS , RB , 5.00% , 05/15/29 .... 10,000 10,976,827
Series 2025BZ , RB , 5.00% , 05/15/29
(a)
... 5,000 5,488,414
West Contra Costa Unified School District,
Series C-1, GO, 0.00%, 08/01/25 (AGC)
(b)
. 1,500 1,481,657
1,072,001,514
Colorado — 1.4%
Arapahoe County School District No. 5 Cherry
Creek, Series 2024, GO, 5.00%, 12/15/25
(SAW) ....................... 3,500 3,562,506
Boulder Larimer & Weld Counties St Vrain Valley
School District Re1J
Series 2024 , GO , 5.00% , 12/15/27 ( SAW ) . 5,170 5,497,509
Series 2024 , GO , 5.00% , 12/15/28 ( SAW ) . 3,665 3,970,078
Series 2024 , GO , 5.00% , 12/15/29 ( SAW ) . 3,000 3,309,364
City & County of Denver
Series 2019B , GO , 5.00% , 08/01/25 ..... 1,325 1,338,170
Series 2019A , GO , 5.00% , 08/01/26 ..... 1,500 1,550,103
Series 2020B , GO , 5.00% , 08/01/26 ..... 14,055 14,524,461
Series 2020B , GO , 5.00% , 08/01/27 ..... 7,980 8,431,196
Series 2022A , GO , 5.00% , 08/01/27 ..... 10 10,565
City & County of Denver Airport System
Series 2022C , RB , 5.00% , 11/15/25 ..... 1,125 1,141,673
Series 2019C , RB , 5.00% , 11/15/27 ..... 3,505 3,713,551
Series 2023A , RB , 5.00% , 11/15/28 ..... 2,950 3,179,247
City of Aurora, Series 2016, RB,
5.00%, 08/01/41 ................. 9,460 9,768,597
City of Colorado Springs Utilities System
Series 2020A , RB , 5.00% , 11/15/25 ..... 905 919,846
Series 2020B , RB , 5.00% , 11/15/25 ..... 1,010 1,026,569
Series 2020B , RB , 5.00% , 11/15/26 ..... 550 571,670
Series 2024B , RB , 5.00% , 11/15/26 ..... 1,805 1,876,116
Series 2020B , RB , 5.00% , 11/15/28 ..... 1,000 1,083,090
Series 2022A , RB , 5.00% , 11/15/28 ..... 1,000 1,083,090
Denver City & County School District No. 1
Series 2016 , GO , 5.00% , 12/01/25 ( SAW ) . 335 340,753
Series 2021B , GO , 4.00% , 12/01/26 ( SAW ) 9,460 9,683,871
Series 2025A , GO , 5.00% , 12/01/26 ( SAW ) 2,150 2,237,298
Series 2016 , GO , 4.00% , 12/01/27 ( SAW ) . 6,090 6,140,052
Series 2025B , GO , 5.00% , 12/01/27 ( SAW ) 1,250 1,329,854
E-470 Public Highway Authority
(b)
Series B , RB , 0.00% , 09/01/26 ( NPFGC ) .. 4,540 4,337,922
Security
Par (000)
Par (000) Value
Colorado (continued)
Series 2004A , RB , 0.00% , 09/01/28 ( NPFGC ) USD 4,500 $ 4,023,920
Series 2000B , RB , 0.00% , 09/01/29 ( NPFGC ) 11,000 9,500,289
Metro Wastewater Reclamation District
(a)
Series 2025A , RB , 5.00% , 04/01/26 ..... 1,850 1,895,633
Series 2025A , RB , 5.00% , 04/01/27 ..... 1,765 1,847,827
Series 2025A , RB , 5.00% , 04/01/28 ..... 2,120 2,265,814
Series 2025A , RB , 5.00% , 04/01/29 ..... 3,800 4,136,466
Regional Transportation District, Series 2015A,
COP, 5.00%, 06/01/27 ............. 1,000 1,005,001
Regional Transportation District Sales Tax
Series 2023A , RB , 5.00% , 11/01/27 ..... 5,000 5,303,665
Series 2021B , RB , 5.00% , 11/01/28 ..... 500 540,617
State of Colorado
Series 2019O , COP , 5.00% , 03/15/25 .... 225 225,164
Series 2020A , COP , 5.00% , 12/15/28 .... 275 296,965
University of Colorado
Series 2025B , RB , 5.00% , 06/01/29 ..... 2,450 2,678,201
Series 2016A , RB , 5.00% , 06/01/47 ..... 4,195 4,310,363
Series 2021C-3A , RB , VRDN
2.00% , 10/15/25
(c)
............... 250 247,754
Series 2021C-3B , RB , VRDN
2.00% , 10/15/26
(c)
............... 250 244,244
129,149,074
Connecticut — 2.3%
Connecticut State Health & Educational Facilities
Authority
(c)
Series 2017C-1 , RB , VRDN 5.00% , 02/01/28 1,035 1,104,469
Series 2017C-2 , RB , VRDN 2.80% , 02/03/26 4,000 3,988,718
State of Connecticut
Series 2024C , GO , 5.00% , 03/01/25 ..... 14,405 14,405,000
Series A , GO , 5.00% , 04/15/25 ........ 560 561,461
Series 2018B , GO , 5.00% , 04/15/25 ..... 635 636,656
Series 2019A , GO , 5.00% , 04/15/25 ..... 4,615 4,627,039
Series 2016B , GO , 5.00% , 05/15/25 ..... 2,635 2,646,893
Series 2021B , GO , 3.00% , 06/01/25 ..... 1,535 1,535,241
Series 2018F , GO , 5.00% , 09/15/25 ..... 2,140 2,166,660
Series H , GO , 5.00% , 11/15/25 ........ 30 30,490
Series F , GO , 5.00% , 11/15/25 ......... 565 574,225
Series 2021A , GO , 4.00% , 01/15/26 ..... 2,285 2,312,014
Series 2022A , GO , 4.00% , 01/15/26 ..... 1,815 1,836,457
Series 2024A , GO , 5.00% , 01/15/26 ..... 9,380 9,570,700
Series 2020A , GO , 5.00% , 01/15/26 ..... 1,300 1,326,430
Series 2019B , GO , 5.00% , 02/15/26 ..... 3,075 3,143,739
Series B , GO , 5.00% , 04/15/26 ........ 45 46,183
Series 2018C , GO , 5.00% , 06/15/26 ..... 1,055 1,086,876
Series 2022D , GO , 5.00% , 09/15/26 ..... 845 875,546
Series E , GO , 5.00% , 10/15/26 ........ 1,525 1,583,102
Series 2024H , GO , 5.00% , 11/15/26 ..... 9,060 9,416,804
Series 2021A , GO , 4.00% , 01/15/27 ..... 4,575 4,693,506
Series 2022A , GO , 4.00% , 01/15/27 ..... 4,595 4,714,024
Series B , GO , 5.00% , 04/15/27 ........ 75 78,700
Series 2019A , GO , 5.00% , 04/15/27 ..... 105 110,180
Series 2016B , GO , 5.00% , 05/15/27 ..... 1,605 1,647,303
Series 2021B , GO , 4.00% , 06/01/27 ..... 8,665 8,915,861
Series 2020C , GO , 4.00% , 06/01/27 ..... 1,020 1,049,530
Series 2022C , GO , 5.00% , 06/15/27 ..... 1,115 1,173,858
Series 2021D , GO , 5.00% , 07/15/27 ..... 320 337,480
Series 2022D , GO , 5.00% , 09/15/27 ..... 1,365 1,444,555
Series F , GO , 5.00% , 11/15/27 ......... 8,825 8,955,893
Series 2022A , GO , 4.00% , 01/15/28 ..... 1,905 1,973,670
Series 2018B , GO , 5.00% , 04/15/28 ..... 1,490 1,594,863
Series 2019A , GO , 5.00% , 04/15/28 ..... 2,705 2,895,372
Series 2015B , GO , 5.00% , 06/15/28 ..... 1,300 1,307,638
Series 2023B , GO , 5.00% , 08/01/28 ..... 3,340 3,593,817

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2025
iShares
®
Short-Term National Muni Bond ETF
80
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Connecticut (continued)
Series 2022D , GO , 5.00% , 09/15/28 ..... USD 1,195 $ 1,288,716
Series 2022E , GO , 5.00% , 11/15/28 ..... 1,670 1,805,762
Series 2024F , GO , 5.00% , 11/15/28 ..... 4,000 4,325,179
Series 2024A , GO , 5.00% , 01/15/29 ..... 5,000 5,422,692
Series 2024C , GO , 5.00% , 03/01/29 ..... 3,500 3,804,556
Series 2015A , GO , 5.00% , 03/15/29 ..... 6,340 6,346,398
Series 2021A , GO , 4.00% , 01/15/30 ..... 400 422,280
State of Connecticut Clean Water Fund - State
Revolving Fund
Series 2015A , RB , 5.00% , 03/01/25 ..... 10 10,000
Series A , RB , 5.00% , 05/01/25 ......... 295 296,073
Series B , RB , 5.00% , 06/01/26 ......... 480 494,419
State of Connecticut Special Tax
Series 2021A , RB , 5.00% , 05/01/25 ..... 2,395 2,403,708
Series 2020A , RB , 5.00% , 05/01/25 ..... 1,265 1,269,599
Series A , RB , 5.00% , 08/01/25 ......... 200 201,905
Series A , RB , 5.00% , 09/01/25 ......... 2,970 3,004,289
Series 2018B , RB , 5.00% , 10/01/25 ..... 540 547,289
Series 2018A , RB , 5.00% , 01/01/26 ..... 325 331,329
Series 2021C , RB , 5.00% , 01/01/26 ..... 1,750 1,784,078
Series 2021A , RB , 5.00% , 05/01/26 ..... 310 318,509
Series 2020A , RB , 5.00% , 05/01/26 ..... 2,105 2,162,776
Series 2024B , RB , 5.00% , 07/01/26 ..... 6,665 6,874,268
Series A , RB , 5.00% , 08/01/26 ......... 1,710 1,724,332
Series A , RB , 5.00% , 09/01/26 ......... 125 129,423
Series 2018B , RB , 5.00% , 10/01/26 ..... 145 150,415
Series 2018C , RB , 5.00% , 10/01/26 ..... 10,100 10,477,183
Series 2021D , RB , 5.00% , 11/01/26 ..... 2,010 2,089,012
Series 2018A , RB , 5.00% , 01/01/27 ..... 2,085 2,175,210
Series 2021A , RB , 5.00% , 05/01/27 ..... 270 283,585
Series 2020A , RB , 5.00% , 05/01/27 ..... 145 152,296
Series 2022B , RB , 5.00% , 07/01/27 ..... 1,780 1,875,707
Series B , RB , 5.00% , 08/01/27 ......... 20 20,174
Series A , RB , 5.00% , 09/01/27 ......... 255 263,358
Series 2023B , RB , 5.00% , 07/01/28 ..... 3,125 3,357,243
Series A , RB , 5.00% , 08/01/28 ......... 2,685 2,707,904
Series A , RB , 5.00% , 09/01/28 ......... 1,110 1,145,104
Series B , RB , 5.00% , 09/01/28 ......... 1,045 1,078,048
Series 2018A , RB , 5.00% , 01/01/29 ..... 9,380 9,957,205
Series 2024A-1 , RB , 5.00% , 07/01/29 .... 2,500 2,733,750
Series 2024B , RB , 5.00% , 07/01/29 ..... 4,905 5,363,618
Series A , RB , 5.00% , 08/01/29 ......... 3,540 3,569,578
University of Connecticut
Series 2022A , RB , 5.00% , 05/01/26 ..... 1,075 1,103,814
Series 2015A , RB , 5.00% , 02/15/27 ..... 8,000 8,013,855
Series 2022A , RB , 5.00% , 05/01/29 ..... 860 935,856
210,381,448
Delaware — 1.0%
County of New Castle
Series 2015 , GO , 5.00% , 10/01/27 ...... 10,235 10,366,980
Series 2015 , GO , 5.00% , 10/01/33 ...... 5,000 5,064,475
Series 2015 , GO , 5.00% , 10/01/35 ...... 3,000 3,038,685
Delaware Transportation Authority
Series 2019 , RB , 5.00% , 07/01/25 ...... 500 503,815
Series 2020 , RB , 5.00% , 07/01/25 ...... 10 10,076
Series 2020 , RB , 5.00% , 07/01/26 ...... 2,495 2,574,332
Series 2020 , RB , 5.00% , 09/01/26 ...... 195 201,900
Series 2016 , RB , 3.00% , 07/01/28 ...... 1,160 1,161,665
Series 2020 , RB , 5.00% , 09/01/28 ...... 4,815 5,182,482
State of Delaware
Series 2022 , GO , 5.00% , 03/01/25 ...... 13,395 13,395,000
Series 2017A , GO , 5.00% , 01/01/26 ..... 4,355 4,439,806
Series 2020A , GO , 5.00% , 01/01/26 ..... 6,460 6,585,798
Series 2021 , GO , 5.00% , 02/01/26 ...... 5,015 5,122,813
Security
Par (000)
Par (000) Value
Delaware (continued)
Series 2022 , GO , 5.00% , 03/01/26 ...... USD 40 $ 40,941
Series 2017A , GO , 5.00% , 01/01/27 ..... 1,625 1,695,308
Series 2020A , GO , 5.00% , 01/01/27 ..... 5,530 5,769,263
Series 2018A , GO , 5.00% , 02/01/27 ..... 3,025 3,163,641
Series 2019 , GO , 5.00% , 02/01/27 ...... 3,625 3,791,140
Series 2021 , GO , 5.00% , 02/01/27 ...... 2,605 2,724,391
Series 2016D , GO , 5.00% , 07/01/27 ..... 1,200 1,237,588
Series 2017A , GO , 5.00% , 01/01/28 ..... 1,985 2,116,116
Series 2019 , GO , 5.00% , 02/01/28 ...... 1,500 1,601,838
Series 2019 , GO , 5.00% , 02/01/29 ...... 2,010 2,187,974
81,976,027
District of Columbia — 1.8%
District of Columbia
Series 2016A , GO , 5.00% , 06/01/25 ..... 2,095 2,106,769
Series 2017D , GO , 5.00% , 06/01/25 ..... 70 70,393
Series 2018B , GO , 5.00% , 06/01/25 ..... 325 326,826
Series 2019A , GO , 5.00% , 10/15/25 ..... 9,195 9,328,116
Series 2020 , RB , 5.00% , 12/01/25 ...... 1,000 1,017,090
Series 2021D , GO , 4.00% , 02/01/26 ..... 4,270 4,323,999
Series 2021E , GO , 5.00% , 02/01/26 ..... 125 127,699
Series 2017 , RB , 5.00% , 04/01/26 ...... 195 199,644
Series 2015A , GO , 5.00% , 06/01/26 ..... 975 980,414
Series 2018B , GO , 5.00% , 06/01/26 ..... 465 478,737
Series 2017D , GO , 5.00% , 06/01/26 ..... 155 159,579
Series 2015B , GO , 5.00% , 06/01/26 ..... 1,180 1,186,552
Series D , GO , 5.00% , 06/01/26 ........ 20 20,591
Series 2020 , RB , 5.00% , 12/01/26 ...... 2,880 2,996,388
Series 2021D , GO , 4.00% , 02/01/27 ..... 160 164,307
Series 2021E , GO , 5.00% , 02/01/27 ..... 7,885 8,243,372
Series 2018B , GO , 5.00% , 06/01/27 ..... 3,715 3,910,516
Series 2019A , GO , 5.00% , 10/15/27 ..... 3,005 3,187,951
Series 2024C , GO , 5.00% , 12/01/27 ..... 2,500 2,659,174
Series 2023A , GO , 5.00% , 01/01/28 ..... 2,355 2,509,228
Series 2021D , GO , 5.00% , 02/01/28 ..... 1,225 1,307,457
Series 2023B , GO , 5.00% , 06/01/28 ..... 6,750 7,251,463
Series 2020 , RB , 5.00% , 12/01/28 ...... 1,000 1,079,604
Series 2024C , GO , 5.00% , 12/01/29 ..... 10,250 11,319,625
District of Columbia Income Tax
Series 2019A , RB , 5.00% , 03/01/25 ..... 1,185 1,185,000
Series 2019C , RB , 5.00% , 10/01/25 ..... 5,745 5,822,877
Series 2020B , RB , 5.00% , 10/01/25 ..... 195 197,643
Series 2020A , RB , 5.00% , 03/01/26 ..... 150 153,544
Series 2020C , RB , 5.00% , 05/01/26 ..... 915 940,220
Series 2019C , RB , 5.00% , 10/01/26 ..... 8,135 8,440,083
Series 2020B , RB , 5.00% , 10/01/26 ..... 17,460 18,114,794
Series 2020A , RB , 5.00% , 03/01/27 ..... 2,460 2,576,729
Series 2019C , RB , 5.00% , 10/01/27 ..... 1,005 1,065,336
Series 2022C , RB , 5.00% , 12/01/27 ..... 10,435 11,099,392
Series 2020B , RB , 5.00% , 10/01/28 ..... 15,490 16,746,344
District of Columbia Water & Sewer Authority
Series B , RB , 5.00% , 10/01/25 ......... 195 197,632
Series 2024A , RB , 5.00% , 10/01/28 ..... 5,000 5,401,979
Series 2024B, Sub-Series B-1 , RB , VRDN
( TD Bank NA SBPA ), 1.50% , 03/03/25
(c)
10,780 10,780,000
Washington Metropolitan Area Transit Authority
Series 2017B , RB , 5.00% , 07/01/25 ..... 385 387,747
Series 2021A , RB , 5.00% , 07/15/25 ..... 6,850 6,904,903
Series 2021A , RB , 5.00% , 07/15/26 ..... 680 700,869
Series 2021A , RB , 5.00% , 07/15/27 ..... 5,735 6,045,717
Series 2023A , RB , 5.00% , 07/15/27 ..... 1,000 1,054,179
Series 2018 , RB , 5.00% , 07/01/28 ...... 1,060 1,112,402
Series 2021A , RB , 5.00% , 07/15/28 ..... 1,000 1,074,800
164,957,684

Schedule of Investments
(continued)
February 28, 2025
iShares
®
Short-Term National Muni Bond ETF
Schedule of Investments
81
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Florida — 2.8%
Central Florida Expressway Authority
Series 2019B , RB , 5.00% , 07/01/25 ..... USD 3,500 $ 3,524,623
Series 2019B , RB , 5.00% , 07/01/26 ..... 1,320 1,358,822
Series 2021 , RB , 5.00% , 07/01/26 ( AGM ) . 5,185 5,345,736
Series 2024B , RB , 5.00% , 07/01/29 ( AGC ) 4,155 4,534,612
City of Jacksonville
Series 2024 , RB , 5.00% , 10/01/28 ...... 1,160 1,247,458
Series 2024 , RB , 5.00% , 10/01/29 ...... 1,600 1,750,115
County of Miami-Dade
Series 2016A , GO , 5.00% , 07/01/25 ..... 2,515 2,533,108
Series B , RB , 5.00% , 10/01/26 ......... 5,105 5,166,638
Series A , RB , 5.00% , 10/01/27 ......... 300 309,097
Series 2016A , GO , 5.00% , 07/01/29 ..... 10,905 11,901,311
County of Miami-Dade Water & Sewer System
Series 2015 , RB , 5.00% , 10/01/25 ...... 1,005 1,017,985
Series 2015 , RB , 5.00% , 10/01/26 ...... 1,285 1,301,297
County of Orange Water Utility System, Series
2020, RB, 5.00%, 10/01/27 .......... 225 237,867
Florida Department of Environmental Protection
Series 2017A , RB , 5.00% , 07/01/25 ..... 155 156,142
Series 2015A , RB , 5.00% , 07/01/26 ..... 340 342,429
Florida Department of Management Services,
Series 2018A, COP, 5.00%, 11/01/28 .... 400 430,625
Florida Insurance Assistance Interlocal Agency,
Inc., Series 2023A-1, RB, 5.00%, 09/01/26 . 1,250 1,274,052
Florida Municipal Power Agency, Series 2015B,
RB, 5.00%, 10/01/27 .............. 1,370 1,385,850
JEA Electric System
Series 2024A-3 , RB , 5.00% , 10/01/28 ( AGC ) 2,000 2,154,328
Series 2017B , RB , 5.00% , 10/01/29 ..... 1,000 1,053,452
Series 2024A-3 , RB , 5.00% , 10/01/29 ( AGC ) 5,000 5,475,865
JEA Water & Sewer System
Series 2017A , RB , 5.00% , 10/01/29 ..... 195 205,851
Series 2008B-1 , RB , VRDN ( Bank of America
NA SBPA ), 1.91% , 03/10/25
(c)
....... 5,385 5,385,000
Orlando Utilities Commission
Series 2020A , RB , 5.00% , 10/01/26 ..... 10,610 10,991,198
Series 2025B , RB , 5.00% , 10/01/29 ..... 1,500 1,648,856
Series 2015B , RB , VRDN ( TD Bank NA
SBPA ), 1.99% , 03/10/25
(c)
.......... 24,605 24,605,000
Series 2021B , RB , VRDN 1.25% , 10/01/28
(c)
1,275 1,150,139
Palm Beach County School District
Series 2022B , COP , 5.00% , 08/01/26 .... 115 118,840
Series 2015D , COP , 5.00% , 08/01/27 .... 1,415 1,425,710
Series D , COP , 5.00% , 08/01/28 ........ 7,315 7,368,865
Pasco County School Board
Series 2024 , RB , 5.00% , 10/01/26 ...... 5,000 5,182,001
Series 2024 , RB , 5.00% , 10/01/29 ...... 5,000 5,451,147
Sarasota County School Board, Series 2023A,
COP, 5.00%, 07/01/28 ............. 1,350 1,444,986
School Board of Miami-Dade County (The)
Series 2015B , COP , 5.00% , 05/01/26 .... 2,240 2,247,578
Series 2015A , COP , 5.00% , 05/01/27 ( AGM ) 1,330 1,334,500
Series 2015D , COP , 5.00% , 02/01/28 .... 4,350 4,431,780
Series 2025A , COP , 5.00% , 05/01/28 .... 5,000 5,328,204
Series 2015D , COP , 5.00% , 02/01/29 .... 6,000 6,111,180
Series 2025A , COP , 5.00% , 05/01/29 .... 5,000 5,416,411
School District of Broward County
Series 2015B , COP , 5.00% , 07/01/25 .... 915 921,407
Series B , COP , 5.00% , 07/01/25 ........ 110 110,770
Series A , COP , 5.00% , 07/01/26 ........ 3,100 3,118,776
Series 2019A , COP , 5.00% , 07/01/27 .... 700 736,502
South Florida Water Management District, COP,
5.00%, 10/01/29 ................. 2,665 2,725,950
Security
Par (000)
Par (000) Value
Florida (continued)
State of Florida
Series 2016C , GO , 5.00% , 06/01/25 ..... USD 4,740 $ 4,766,627
Series 2016G , GO , 5.00% , 06/01/25 ..... 1,000 1,005,618
Series 2019C , GO , 5.00% , 06/01/25 ..... 2,870 2,886,123
Series 2020B , GO , 5.00% , 06/01/25 ..... 4,000 4,022,470
Series 2015F , GO , 5.00% , 06/01/26 ..... 4,035 4,056,925
Series 2017A , GO , 5.00% , 06/01/26 ( GTD ) 3,765 3,876,695
Series 2020A , GO , 5.00% , 06/01/26 ..... 175 180,192
Series 2021B , GO , 5.00% , 06/01/26 ..... 715 736,212
Series 2016A , GO , 5.00% , 07/01/26 ..... 3,185 3,283,313
Series 2016C , GO , 5.00% , 06/01/27 ..... 380 390,019
Series 2025A , GO , 5.00% , 06/01/27
(a)
.... 2,455 2,583,988
Series 2022A , GO , 5.00% , 06/01/27 ..... 10,505 11,057,605
Series 2021A , GO , 5.00% , 07/01/27 ..... 6,045 6,374,237
Series 2022B , GO , 5.00% , 06/01/28 ..... 3,985 4,280,907
Series 2020A , GO , 5.00% , 06/01/28 ..... 1,560 1,675,838
Series 2025A , GO , 5.00% , 06/01/28
(a)
.... 7,270 7,809,393
Series 2021B , GO , 5.00% , 07/01/28 ..... 875 941,475
Series 2017C , GO , 5.00% , 06/01/29 ..... 6,365 6,680,358
Series 2025A , GO , 5.00% , 06/01/29
(a)
.... 12,080 13,219,636
State of Florida Department of Transportation
Series 2019A , RB , 5.00% , 07/01/25 ..... 3,000 3,021,601
Series 2020 , RB , 5.00% , 07/01/29 ...... 5,315 5,800,593
Series 2021A , RB , 5.00% , 07/01/29 ..... 2,060 2,241,184
State of Florida Department of Transportation
Turnpike System
Series 2018A , RB , 5.00% , 07/01/25 ..... 825 831,294
Series 2019A , RB , 5.00% , 07/01/25 ..... 110 110,839
Series 2021C , RB , 5.00% , 07/01/25 ..... 5,425 5,466,389
Series 2021C , RB , 5.00% , 07/01/26 ..... 5,630 5,809,013
Series 2020A , RB , 5.00% , 07/01/29 ..... 2,685 2,941,800
256,012,407
Georgia — 2.2%
City of Atlanta, Series 2022A-1, GO,
5.00%, 12/01/27 ................. 990 1,051,950
City of Atlanta Department of Aviation
Series 2020A , RB , 5.00% , 07/01/25 ..... 6,355 6,402,110
Series 2020A , RB , 5.00% , 07/01/26 ..... 1,000 1,030,927
Series 2020A , RB , 5.00% , 07/01/28 ..... 6,500 6,966,353
City of Atlanta Water & Wastewater
Series 2018B , RB , 5.00% , 11/01/25 ..... 1,025 1,040,447
Series 2015 , RB , 5.00% , 11/01/26 ...... 1,120 1,124,187
Series 2004 , RB , 5.75% , 11/01/26 ( AGM ) . 2,305 2,422,378
Series 2015 , RB , 5.00% , 11/01/27 ...... 2,645 2,653,959
Series 2009B , RB , 5.25% , 11/01/27 ( AGM ) 2,000 2,079,737
Series 2015 , RB , 5.00% , 11/01/29 ...... 2,430 2,437,978
Series 2024 , RB , 5.00% , 11/01/29 ( BAM ) .. 2,750 3,015,907
Columbia County School District, Series 2020,
GO, 5.00%, 10/01/26 (SAW) ......... 145 150,278
County of DeKalb, Series 2022, RB,
5.00%, 10/01/28 ................. 4,600 4,966,373
County of Forsyth, Series 2019, GO,
5.00%, 09/01/25 ................. 10,110 10,221,730
Forsyth County Water & Sewerage Authority,
Series 2015, RB, 5.00%, 04/01/41 ...... 7,750 7,763,142
Georgia Ports Authority
Series 2021 , RB , 5.00% , 07/01/25 ...... 500 503,617
Series 2022 , RB , 5.00% , 07/01/25 ...... 2,050 2,064,828
Series 2021 , RB , 5.00% , 07/01/26 ...... 620 638,727
Series 2022 , RB , 5.00% , 07/01/26 ...... 1,615 1,663,781
Series 2022 , RB , 5.00% , 07/01/27 ...... 2,095 2,207,211
Georgia State Road & Tollway Authority
Series 2020 , RB , 5.00% , 06/01/25 ...... 4,990 5,017,785
Series 2020 , RB , 5.00% , 06/01/29 ...... 2,630 2,871,635

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2025
iShares
®
Short-Term National Muni Bond ETF
82
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Georgia (continued)
Gwinnett County School District
Series 2022B , GO , 5.00% , 08/01/25 ..... USD 260 $ 262,530
Series 2010 , GO , 5.00% , 02/01/26 ...... 2,505 2,509,173
Series 2022B , GO , 5.00% , 08/01/26 ..... 7,125 7,363,891
Series 2010 , GO , 5.00% , 02/01/27 ...... 1,000 1,001,656
Series 2022B , GO , 5.00% , 08/01/27 ..... 890 940,583
Gwinnett County Water & Sewerage Authority
Series 2021 , RB , 4.00% , 08/01/25 ...... 1,110 1,116,067
Series 2020 , RB , 5.00% , 08/01/27 ...... 2,600 2,747,144
Series 2019 , RB , 5.00% , 08/01/27 ...... 565 596,975
Henry County School District, Series 2016, GO,
5.00%, 08/01/26 (SAW) ............ 180 186,035
Metropolitan Atlanta Rapid Transit Authority
Series 2018A , RB , 4.00% , 07/01/25 ..... 1,910 1,918,016
Series 2025B , RB , 5.00% , 07/01/26 ..... 1,000 1,031,000
Series 2007A , RB , 5.25% , 07/01/27 ( NPFGC ) 1,470 1,558,884
Series 2025B , RB , 5.00% , 07/01/28
(a)
.... 1,315 1,413,210
Municipal Electric Authority of Georgia
Series 2016A , RB , 5.00% , 01/01/26 ..... 1,000 1,016,619
Series 2024A , RB , 5.00% , 01/01/27 ..... 445 461,861
Series 2024A , RB , 5.00% , 01/01/28 ..... 445 470,253
Series 2020A , RB , 5.00% , 11/01/28 ..... 500 535,747
Series 2024A , RB , 5.00% , 01/01/29 ..... 470 505,283
Series 2020A , RB , 5.00% , 11/01/29 ..... 500 544,669
Series 2024A , RB , 5.00% , 01/01/30 ..... 600 655,285
Private Colleges & Universities Authority
Series 2020B , RB , 5.00% , 09/01/25 ..... 16,015 16,191,554
Series 2022A , RB , 5.00% , 09/01/29 ..... 4,590 5,032,095
State of Georgia
Series 2016C-1 , GO , 4.00% , 07/01/25 ... 3,325 3,339,829
Series 2022C , GO , 4.00% , 07/01/25 ..... 80 80,357
Series 2018A , GO , 5.00% , 07/01/25 ..... 4,960 4,998,169
Series 2016E , GO , 5.00% , 12/01/25 ..... 16,290 16,580,527
Series 2016F , GO , 5.00% , 01/01/26 ..... 750 764,915
Series 2017A-1 , GO , 5.00% , 02/01/26 .... 530 541,635
Series 2016F , GO , 5.00% , 07/01/26 ..... 5 5,158
Series 2019A , GO , 5.00% , 07/01/26 ..... 3,160 3,259,637
Series 2015A , GO , 5.00% , 02/01/27 ..... 1,000 1,001,616
Series 2022A , GO , 5.00% , 07/01/27 ..... 21,185 22,349,213
Series 2023A , GO , 5.00% , 07/01/27 ..... 17,215 18,161,043
Series 2016F , GO , 5.00% , 01/01/28 ..... 3,805 3,965,995
Series 2021A , GO , 5.00% , 07/01/28 ..... 6,110 6,576,434
197,978,098
Hawaii — 0.8%
City & County Honolulu Wastewater System
Series 2019A , RB , 4.00% , 07/01/26 ..... 1,100 1,120,437
Series B , RB , 5.00% , 07/01/26 ......... 1,000 1,006,983
Series A , RB , 4.00% , 07/01/27 ......... 5,335 5,354,475
City & County of Honolulu
Series 2020B , GO , 5.00% , 03/01/25 ..... 5,035 5,035,000
Series 2021E , GO , 5.00% , 03/01/26 ..... 450 460,638
Series 2023D , GO , 5.00% , 03/01/26 ..... 1,555 1,591,760
Series 2020C , GO , 4.00% , 07/01/26 ..... 850 865,792
Series 2020D , GO , 5.00% , 07/01/26 ..... 1,870 1,928,987
Series 2023D , GO , 5.00% , 03/01/28 ..... 4,280 4,570,496
Series 2019C , GO , 4.00% , 08/01/28 ..... 105 109,434
Series B , GO , 5.00% , 10/01/28 ........ 5,000 5,061,847
Series 2020B , GO , 5.00% , 03/01/29 ..... 875 951,103
Series A , GO , 5.00% , 10/01/29 ........ 4,000 4,048,555
Series C , GO , 5.00% , 10/01/29 ........ 2,280 2,307,676
County of Maui, Series 2018, GO,
5.00%, 09/01/26 ................. 1,300 1,345,053
State of Hawaii
Series 2016FB , GO , 5.00% , 04/01/25 .... 3,785 3,791,942
Security
Par (000)
Par (000) Value
Hawaii (continued)
Series FK , GO , 5.00% , 05/01/25 ....... USD 200 $ 200,766
Series EO , GO , 5.00% , 08/01/25 ....... 2,550 2,554,142
Series EZ , GO , 5.00% , 10/01/25 ....... 3,605 3,656,160
Series FH , GO , 5.00% , 10/01/25 ....... 280 283,974
Series FN , GO , 5.00% , 10/01/25 ....... 45 45,639
Series 2018FT , GO , 5.00% , 01/01/26 .... 5,475 5,581,616
Series EY , GO , 5.00% , 10/01/26 ........ 715 724,357
Series 2018FT , GO , 5.00% , 01/01/27 .... 2,145 2,237,806
Series 2019FW , GO , 5.00% , 01/01/27 .... 1,175 1,225,838
Series FE , GO , 5.00% , 10/01/27 ....... 4,815 4,988,421
Series 2018FT , GO , 5.00% , 01/01/29 .... 10,100 10,723,253
71,772,150
Idaho — 0.3%
(a)
Idaho Housing & Finance Association
Series 2025A , RB , 5.00% , 08/15/28
(a)
.... 1,750 1,884,240
Series 2023A , RB , 5.00% , 08/15/29 ..... 500 548,359
Series 2025A , RB , 5.00% , 08/15/29
(a)
.... 1,250 1,370,321
Series 2025A , RB , 5.00% , 08/15/30
(a)
.... 2,155 2,403,601
Idaho State Building Authority
Series 2024A , RB , 5.00% , 06/01/27 ..... 3,000 3,158,410
Series 2024A , RB , 5.00% , 06/01/28 ..... 3,000 3,223,628
Series 2024A , RB , 5.00% , 06/01/29 ..... 5,755 6,300,436
Series 2025A , RB , 5.00% , 06/01/29 ..... 4,500 4,926,492
23,815,487
Illinois — 4.0%
Chicago Midway International Airport
Series 2023B , RB , 5.00% , 01/01/28 ( BAM ) 2,770 2,935,146
Series 2023B , RB , 5.00% , 01/01/29 ( BAM ) 3,500 3,773,617
Chicago O'Hare International Airport
Series 2022D , RB , 5.00% , 01/01/26 ..... 3,510 3,571,229
Series 2024D , RB , 5.00% , 01/01/26 ..... 14,715 14,971,690
Series E , RB , 5.00% , 01/01/26 ......... 510 518,896
Series 2024D , RB , 5.00% , 01/01/27 ..... 8,000 8,310,378
Series C , RB , 5.00% , 01/01/28 ......... 1,225 1,245,931
Series 2024D , RB , 5.00% , 01/01/29 ..... 11,000 11,851,650
Series 2024D , RB , 5.00% , 01/01/30 ..... 11,000 12,045,889
Series C , RB , 5.00% , 01/01/30 ......... 5,000 5,083,186
Chicago Transit Authority Sales Tax Receipts
Fund, Series 2024A, RB, 5.00%, 12/01/29 . 1,500 1,633,910
City of Chicago
Series 2020A , GO , 5.00% , 01/01/28 ..... 8,500 8,802,511
Series 2020A , GO , 5.00% , 01/01/30 ..... 110 116,126
City of Springfield Electric
Series 2024 , RB , 5.00% , 03/01/28 ( BAM ) . 5,735 6,073,293
Series 2024 , RB , 5.00% , 03/01/29 ( BAM ) . 5,000 5,371,471
County of Cook
Series 2022A , GO , 5.00% , 11/15/25 ..... 1,235 1,252,824
Series 2024 , RB , 5.00% , 11/15/27 ...... 750 790,552
Series 2024 , RB , 5.00% , 11/15/28 ...... 1,000 1,071,587
Series 2016A , GO , 5.00% , 11/15/29 ..... 1,650 1,709,292
Series 2024 , RB , 5.00% , 11/15/29 ...... 1,135 1,235,488
DuPage County Forest Preserve District
Series 2025 , GO , 5.00% , 11/01/28 ...... 835 897,833
Series 2025 , GO , 5.00% , 11/01/29 ...... 950 1,037,828
Illinois Finance Authority
Series 2016 , RB , 4.00% , 07/01/25 ...... 3,110 3,122,747
Series 2021A , RB , 5.00% , 10/01/25 ..... 1,300 1,316,530
Series 2016 , RB , 5.00% , 01/01/26 ...... 1,255 1,278,816
Series 2019 , RB , 5.00% , 01/01/26 ...... 825 840,656
Series 2017 , RB , 5.00% , 07/01/27 ...... 290 301,644
Series 2019 , RB , 5.00% , 07/01/27 ...... 2,400 2,526,199
Series 2016 , RB , 5.00% , 01/01/28 ...... 2,630 2,675,946
Series 2019 , RB , 5.00% , 07/01/28 ...... 625 671,062

Schedule of Investments
(continued)
February 28, 2025
iShares
®
Short-Term National Muni Bond ETF
Schedule of Investments
83
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Illinois (continued)
Series 2020 , RB , 5.00% , 01/01/29 ...... USD 1,330 $ 1,436,147
Series 2024B , RB , 5.00% , 04/01/29 ..... 3,500 3,794,749
Series 2020 , RB , 5.00% , 07/01/29 ...... 1,155 1,257,895
Illinois State Toll Highway Authority
Series 2019B , RB , 5.00% , 01/01/26 ..... 1,600 1,629,701
Series 2019C , RB , 5.00% , 01/01/26 ..... 10,160 10,348,603
Series 2014C , RB , 5.00% , 01/01/27 ..... 1,065 1,066,837
Series 2016B , RB , 5.00% , 01/01/27 ..... 10 10,295
Series 2019B , RB , 5.00% , 01/01/27 ..... 215 223,871
Series 2019C , RB , 5.00% , 01/01/27 ..... 3,495 3,639,207
Series 2018A , RB , 5.00% , 01/01/28 ..... 2,120 2,250,362
Series 2019B , RB , 5.00% , 01/01/28 ..... 3,385 3,593,148
Series 2019C , RB , 5.00% , 01/01/28 ..... 1,655 1,756,768
Series 2017A , RB , 5.00% , 01/01/29 ..... 1,835 1,939,096
Series 2018A , RB , 5.00% , 01/01/29 ..... 5,510 5,953,914
Series 2019B , RB , 5.00% , 01/01/29 ..... 1,755 1,896,392
Series 2019C , RB , 5.00% , 01/01/29 ..... 3,460 3,738,755
Series 2016B , RB , 5.00% , 01/01/30 ..... 2,850 2,923,098
Series 2019C , RB , 5.00% , 01/01/30 ..... 2,460 2,701,591
Metropolitan Water Reclamation District of
Greater Chicago
Series A , GO , 5.00% , 12/01/25 ........ 715 727,272
Series 2021A , GO , 5.00% , 12/01/29 ..... 1,020 1,122,921
Regional Transportation Authority, Series 2003A,
RB, 6.00%, 07/01/29 (NPFGC) ........ 7,295 7,856,894
Sales Tax Securitization Corp.
Series 2021A , RB , 5.00% , 01/01/27 ..... 7,405 7,666,808
Series 2020A , RB , 5.00% , 01/01/28 ..... 3,225 3,403,620
Series 2021A , RB , 5.00% , 01/01/28 ..... 3,750 3,957,698
Series 2020A , RB , 5.00% , 01/01/30 ..... 3,000 3,265,304
Series 2021A , RB , 5.00% , 01/01/30 ..... 360 391,836
State of Illinois
Series 2022B , GO , 5.00% , 03/01/25 ..... 3,835 3,835,000
Series 2021B , GO , 5.00% , 03/01/25 ..... 2,000 2,000,000
Series 2021A , GO , 5.00% , 03/01/25 ..... 1,910 1,910,000
Series 2020 , GO , 5.50% , 05/01/25 ...... 2,850 2,861,987
Series 2018A , GO , 6.00% , 05/01/25 ..... 4,000 4,020,001
Series 2017D , GO , 5.00% , 11/01/25 ..... 13,035 13,214,622
Series 2016 , GO , 5.00% , 02/01/26 ...... 6,000 6,113,652
Series 2022B , GO , 5.00% , 03/01/26 ..... 6,630 6,767,051
Series 2021B , GO , 5.00% , 03/01/26 ..... 1,075 1,097,222
Series 2021A , GO , 5.00% , 03/01/26 ..... 950 969,638
Series 2023D , GO , 5.00% , 07/01/26 ..... 1,220 1,253,136
Series 2017D , GO , 5.00% , 11/01/26 ..... 13,000 13,435,380
Series 2024 , GO , 5.00% , 02/01/27 ...... 8,065 8,372,452
Series 2016 , GO , 5.00% , 02/01/27 ...... 570 591,731
Series 2022B , GO , 5.00% , 03/01/27 ..... 4,245 4,413,362
Series 2019B , GO , 5.00% , 09/01/27 ..... 3,100 3,250,366
Series 2018A , GO , 5.00% , 10/01/27 ..... 1,600 1,679,567
Series 2017D , GO , 5.00% , 11/01/27 ..... 12,170 12,791,885
Series 2024 , GO , 5.00% , 02/01/28 ...... 1,565 1,651,344
Series 2016 , GO , 5.00% , 02/01/28 ...... 14,800 15,344,126
Series 2021A , GO , 5.00% , 03/01/28 ..... 1,000 1,056,556
Series 2022B , GO , 5.00% , 03/01/28 ..... 4,000 4,226,224
Series 2023B , GO , 5.00% , 05/01/28 ..... 5,300 5,613,537
Series 2024B , GO , 5.00% , 05/01/28 ..... 2,940 3,113,925
Series 2023D , GO , 5.00% , 07/01/28 ..... 12,380 13,144,407
Series 2018A , GO , 5.00% , 10/01/28 ..... 4,700 5,008,079
Series 2016 , GO , 5.00% , 11/01/28 ...... 4,500 4,633,722
Series 2017D , GO , 5.00% , 11/01/28 ..... 3,825 4,013,382
Series 2024 , GO , 5.00% , 02/01/29 ...... 2,965 3,173,583
Series 2016 , GO , 5.00% , 02/01/29 ...... 1,405 1,454,802
Series 2021A , GO , 5.00% , 03/01/29 ..... 400 428,656
Series 2024B , GO , 5.00% , 05/01/29 ..... 2,915 3,131,002
Series 2017C , GO , 5.00% , 11/01/29 ..... 10,400 10,897,831
Security
Par (000)
Par (000) Value
Illinois (continued)
State of Illinois Sales Tax
Series 2021C , RB , 5.00% , 06/15/26 ..... USD 435 $ 445,437
Series 2024A , RB , 5.00% , 06/15/29 ..... 5,000 5,370,004
University of Illinois, Series 2016A, RB,
4.00%, 04/01/29 ................. 3,640 3,685,748
360,556,126
Indiana — 1.0%
Indiana Finance Authority
Series 2014A , RB , 5.00% , 10/01/25 ..... 1,140 1,141,852
Series 2021-1 , RB , 5.00% , 10/01/25 ..... 3,680 3,727,122
Series 2016C , RB , 5.00% , 12/01/25 ..... 1,220 1,240,396
Series E , RB , 5.00% , 02/01/26 ......... 710 725,264
Series 2021B , RB , 5.00% , 02/01/26 ..... 1,000 1,021,498
Series 2019C , RB , 5.00% , 02/01/26 ..... 185 188,977
Series 2017C , RB , 5.00% , 02/01/26 ..... 460 469,889
Series 2019A , RB , 5.00% , 02/01/26 ..... 10,095 10,312,023
Series 2021-1 , RB , 5.00% , 10/01/26 ..... 120 124,255
Series 2019A , RB , 5.00% , 02/01/27 ..... 280 292,673
Series 2019E , RB , 5.00% , 02/01/27 ..... 470 491,272
Series E , RB , 5.00% , 02/01/27 ......... 210 216,411
Series 2015A , RB , 5.00% , 02/01/27 ..... 1,070 1,071,797
Series 2021B , RB , 5.00% , 02/01/27 ..... 1,710 1,787,393
Series 2017C , RB , 5.00% , 02/01/27 ..... 195 203,826
Series B , RB , 5.00% , 02/01/27 ......... 150 152,976
Series 2016C , RB , 5.00% , 06/01/27 ..... 2,090 2,171,680
Series 2021-1 , RB , 5.00% , 10/01/27 ..... 1,275 1,348,928
Series 2016C , RB , 5.00% , 06/01/28 ..... 4,530 4,706,251
Series 2023A , RB , 5.00% , 10/01/28 ..... 110 118,531
Series A , RB , 5.00% , 02/01/29 ......... 3,500 3,573,510
Series E , RB , 5.00% , 02/01/29 ......... 6,695 6,895,855
Series 2016C , RB , 5.00% , 06/01/29 ..... 5,430 5,938,257
Series A , RB , 5.00% , 02/01/30 ......... 3,930 4,012,541
Series A , RB , 5.00% , 02/01/31 ......... 3,645 3,721,556
Series D , RB , 5.00% , 08/01/35 ......... 9,310 9,613,703
Indiana Municipal Power Agency
Series 2025A , RB , 5.00% , 01/01/29 ( AGC ) 9,075 9,786,294
Series 2025A , RB , 5.00% , 01/01/30 ( AGC ) 2,705 2,965,797
Indiana University, Series Z-1, RB,
5.00%, 08/01/29 ................. 1,555 1,702,931
Indianapolis Local Public Improvement Bond
Bank, Series 2021A, RB, 5.00%, 06/01/29 . 6,705 7,254,127
Purdue University, Series EE, RB,
5.00%, 07/01/26 ................. 235 242,112
87,219,697
Iowa — 0.2%
City of Des Moines, Series 2019A, GO,
5.00%, 06/01/26 ................. 5,870 6,041,143
Iowa Finance Authority
Series 2015 , RB , 5.00% , 08/01/25 ...... 3,170 3,200,188
Series 2016 , RB , 5.00% , 08/01/26 ...... 1,305 1,348,571
Series 2017 , RB , 5.00% , 08/01/27 ...... 350 369,537
State of Iowa
Series 2016 , RB , 5.00% , 06/15/27 ...... 215 221,120
Series 2016A , RB , 5.00% , 06/01/28 ..... 4,065 4,174,659
15,355,218
Kansas — 0.6%
Johnson County Unified School District
No. 229 Blue Valley, Series 2015-B, GO,
3.00%, 10/01/26 ................. 4,025 4,025,390
Johnson County Unified School District No. 512
Shawnee Mission
Series 2015A , GO , 5.00% , 10/01/30 ..... 2,000 2,024,637

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2025
iShares
®
Short-Term National Muni Bond ETF
84
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Kansas (continued)
Series 2015A , GO , 5.00% , 10/01/31 ..... USD 6,280 $ 6,357,359
Series 2015A , GO , 5.00% , 10/01/32 ..... 4,605 4,661,726
Series 2015A , GO , 5.00% , 10/01/34 ..... 4,000 4,049,273
Series 2015A , GO , 4.00% , 10/01/35 ..... 4,000 4,026,528
State of Kansas Department of Transportation
Series 2015B , RB , 5.00% , 09/01/25 ..... 915 925,473
Series 2018A , RB , 5.00% , 09/01/25 ..... 285 288,262
Series 2015B , RB , 5.00% , 09/01/26 ..... 1,220 1,233,741
Series 2015B , RB , 5.00% , 09/01/27 ..... 6,095 6,161,432
Series 2024A , RB , 5.00% , 09/01/27 ..... 5,000 5,287,364
Series 2024A , RB , 5.00% , 09/01/28 ..... 4,030 4,345,952
Series 2017A , RB , 5.00% , 09/01/29 ..... 2,025 2,128,383
Series 2024A , RB , 5.00% , 09/01/29 ..... 4,000 4,385,428
49,900,948
Kentucky — 0.3%
Kentucky State Property & Building Commission
Series B , RB , 5.00% , 11/01/26 ( SAP ) .... 5,290 5,495,314
Series A , RB , 5.00% , 10/01/27 ......... 680 718,035
Series A , RB , 5.00% , 10/01/28 ......... 415 447,186
Series A , RB , 5.00% , 10/01/29 ......... 1,885 2,065,340
Kentucky Turnpike Authority
Series 2016A , RB , 5.00% , 07/01/26 ..... 2,020 2,082,085
Series 2024A , RB , 5.00% , 07/01/28 ..... 200 214,805
Series 2024A , RB , 5.00% , 07/01/29 ..... 2,610 2,856,387
Louisville & Jefferson County Metropolitan
Government, Series 2022A, GO,
5.00%, 04/01/27 ................. 4,850 5,089,234
Louisville & Jefferson County Metropolitan Sewer
District, Series 2017B, RB, 5.00%, 05/15/25 5,000 5,022,860
Louisville Water Co., Series 2015, RB,
3.00%, 11/15/27 ................. 6,860 6,847,092
30,838,338
Louisiana — 0.6%
City of New Orleans
Series 2021A , GO , 5.00% , 12/01/29 ..... 5,015 5,470,499
Series 2022 , GO , 5.00% , 12/01/29 ...... 6,160 6,719,496
East Baton Rouge Sewerage Commission,
Series 2020A, RB, 5.00%, 02/01/29 ..... 105 113,525
State of Louisiana
Series 2020A , GO , 5.00% , 03/01/25 ..... 1,700 1,700,000
Series 2017A , GO , 5.00% , 04/01/25 ..... 375 375,643
Series 2024E , GO , 5.00% , 06/01/25 ..... 4,500 4,524,723
Series 2016B , GO , 5.00% , 08/01/25 ..... 4,235 4,274,806
Series 2021 , RB , 5.00% , 09/01/25 ...... 750 758,548
Series 2020A , GO , 5.00% , 03/01/26 ..... 1,935 1,979,955
Series 2016B , GO , 5.00% , 08/01/26 ..... 1,890 1,952,304
Series 2021 , RB , 5.00% , 09/01/26 ...... 1,035 1,071,162
Series 2016A , GO , 5.00% , 09/01/26 ..... 95 98,319
Series 2021A , GO , 5.00% , 03/01/27 ..... 65 67,981
Series 2016B , GO , 5.00% , 08/01/27 ..... 2,000 2,061,806
Series 2019A , RB , 5.00% , 09/01/27 ..... 250 264,182
Series 2024C , GO , 5.00% , 12/01/27 ..... 835 886,567
Series 2023A , GO , 5.00% , 02/01/28 ..... 2,500 2,662,486
Series 2016A , GO , 5.00% , 09/01/28 ..... 3,000 3,096,934
Series 2023 , RB , 5.00% , 09/01/28 ...... 1,150 1,238,565
Series 2024E , GO , 5.00% , 09/01/29 ..... 2,815 3,082,500
State of Louisiana Gasoline & Fuels Tax
Series B , RB , 5.00% , 05/01/25 ......... 775 777,780
Series 2024A , RB , 5.00% , 05/01/27 ..... 4,750 4,986,035
Series 2024A , RB , 5.00% , 05/01/29 ..... 1,500 1,632,979
Series A , RB , 4.00% , 05/01/41 ......... 5,070 5,079,513
54,876,308
Security
Par (000)
Par (000) Value
Maine — 0.3%
Maine Turnpike Authority, Series 2022, RB,
5.00%, 07/01/26 ................. USD 1,000 $ 1,030,602
State of Maine
Series 2019B , GO , 5.00% , 06/01/25 ..... 2,465 2,478,299
Series 2022B , GO , 5.00% , 06/01/25 ..... 100 100,539
Series 2017B , GO , 5.00% , 06/01/26 ..... 115 118,283
Series 2020B , GO , 5.00% , 06/01/26 ..... 45 46,285
Series 2017B , GO , 5.00% , 06/01/27 ..... 80 84,228
Series 2018D , GO , 5.00% , 06/01/27 ..... 4,150 4,369,339
Series 2019B , GO , 5.00% , 06/01/27 ..... 4,225 4,448,303
Series 2020B , GO , 5.00% , 06/01/27 ..... 95 100,021
Series 2021B , GO , 5.00% , 06/01/27 ..... 3,305 3,479,678
Series 2019B , GO , 5.00% , 06/01/28 ..... 3,410 3,661,130
Series 2020B , GO , 5.00% , 06/01/28 ..... 2,935 3,151,148
Series 2021B , GO , 5.00% , 06/01/28 ..... 1,895 2,034,557
25,102,412
Maryland — 4.1%
County of Anne Arundel
Series 2020 , GO , 5.00% , 10/01/25 ...... 1,135 1,150,451
Series 2022 , GO , 5.00% , 10/01/25 ...... 4,620 4,682,893
Series 2021 , GO , 5.00% , 04/01/26 ...... 8,300 8,513,321
Series 2018 , GO , 5.00% , 10/01/26 ...... 5,635 5,847,215
Series 2019 , GO , 5.00% , 10/01/26 ...... 665 690,044
Series 2021 , GO , 5.00% , 04/01/27 ...... 1,760 1,846,486
Series 2018 , GO , 5.00% , 10/01/27 ...... 75 79,524
Series 2019 , GO , 5.00% , 10/01/27 ...... 65 68,921
Series 2021 , GO , 5.00% , 10/01/27 ...... 5,625 5,964,292
County of Baltimore
Series 2024A , GO , 5.00% , 07/01/25 ..... 5,000 5,037,816
GO , 5.00% , 03/01/26 ............... 180 184,253
Series 2018 , GO , 5.00% , 03/01/27 ...... 2,025 2,121,088
Series 2024A , GO , 5.00% , 07/01/29 ..... 5,000 5,482,835
County of Frederick
Series 2021A , GO , 5.00% , 10/01/25 ..... 5,395 5,466,886
Series 2021A , GO , 5.00% , 10/01/26 ..... 3,100 3,214,304
County of Howard
Series 2017D , GO , 5.00% , 02/15/26 ..... 290 296,510
Series 2020A , GO , 5.00% , 08/15/26 ..... 505 522,332
Series 2017E , GO , 5.00% , 02/15/27 ..... 1,205 1,260,660
Series 2017A , GO , 3.00% , 02/15/29 ..... 5,000 4,997,212
County of Montgomery
Series 2021A , GO , 5.00% , 08/01/25 ..... 2,335 2,357,332
Series 2017C , GO , 5.00% , 10/01/25 ..... 1,515 1,535,537
Series 2017A , GO , 5.00% , 11/01/25 ..... 4,085 4,148,452
Series 2019A , GO , 5.00% , 11/01/25 ..... 9,025 9,165,184
Series 2020B , GO , 4.00% , 11/01/26 ..... 10 10,232
Series 2019A , GO , 5.00% , 11/01/26 ..... 755 784,679
Series 2017A , GO , 5.00% , 11/01/26 ..... 1,340 1,392,674
Series 2024B , GO , 5.00% , 12/01/26 ..... 10,000 10,412,832
Series 2023A , GO , 5.00% , 08/01/27 ..... 9,380 9,911,075
Series 2020B , GO , 4.00% , 11/01/27 ..... 305 315,681
Series 2019A , GO , 5.00% , 11/01/27 ..... 705 748,811
County of Prince George's
Series 2017B , GO , 5.00% , 07/15/25 ..... 175 176,461
Series 2019A , GO , 5.00% , 07/15/25 ..... 3,455 3,483,837
Series 2017A , GO , 5.00% , 09/15/25 ..... 540 546,641
Series 2019A , GO , 5.00% , 07/15/26 ..... 11,715 12,093,699
Series 2020A , GO , 5.00% , 07/15/26 ..... 2,510 2,591,138
Series 2020A , GO , 5.00% , 07/15/27 ..... 8,500 8,972,756
Series 2020B , GO , 5.00% , 09/15/27 ..... 110 116,528
Series 2022A , GO , 5.00% , 07/01/28 ..... 4,495 4,838,295
Series 2024A , GO , 5.00% , 08/01/28 ..... 6,105 6,581,791
Series 2020B , GO , 5.00% , 09/15/28 ..... 1,120 1,210,275
Series 2021A , GO , 5.00% , 07/01/29 ..... 1,000 1,096,567

Schedule of Investments
(continued)
February 28, 2025
iShares
®
Short-Term National Muni Bond ETF
Schedule of Investments
85
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Maryland (continued)
Series 2017A , GO , 3.00% , 09/15/29 ..... USD 4,375 $ 4,367,811
Maryland Stadium Authority, Series 2016, RB,
5.00%, 05/01/46 (ST INTERCEPT) ..... 10,000 10,279,766
Maryland State Transportation Authority
Series 2024A , RB , 5.00% , 07/01/28 ..... 2,000 2,147,314
Series 2017 , RB , 3.00% , 07/01/29 ...... 1,030 1,024,773
State of Maryland
Series 2020A-1 , GO , 5.00% , 03/15/25 .... 7,970 7,975,983
Series 2017 , GO , 5.00% , 03/15/25 ...... 3,260 3,262,447
Series 2016 , GO , 4.00% , 06/01/25 ...... 1,180 1,180,663
Series 2015B , GO , 4.00% , 08/01/25 ..... 160 160,888
Series 2018-2B , GO , 5.00% , 08/01/25 .... 3,360 3,392,274
Series 2017A , GO , 5.00% , 08/01/25 ..... 590 595,667
Series 2017B , GO , 5.00% , 08/01/25 ..... 2,820 2,847,087
Series 2019-1 , GO , 5.00% , 03/15/26 ..... 2,010 2,059,548
Series 2016 , GO , 5.00% , 06/01/26 ...... 475 476,168
Series 2020C-1 , GO , 3.00% , 08/01/26 ... 19,185 19,231,138
Series 2017B , GO , 5.00% , 08/01/26 ..... 1,775 1,834,763
Series 2018-2B , GO , 5.00% , 08/01/26 .... 3,205 3,312,911
Series 2A , GO , 5.00% , 08/01/26 ....... 245 253,249
Series 2020A-2 , GO , 5.00% , 08/01/26 .... 1,485 1,534,999
Series 2021A , GO , 5.00% , 03/01/27 ..... 1,000 1,047,650
Series 2017 , GO , 5.00% , 03/15/27 ...... 180 188,735
Series 2019-1 , GO , 5.00% , 03/15/27 ..... 245 256,890
Series 2016 , GO , 4.00% , 06/01/27 ...... 45 45,013
Series 2022-2D , GO , 3.00% , 08/01/27 ... 1,300 1,307,437
Series 2020A-2 , GO , 5.00% , 08/01/27 .... 7,545 7,972,181
Series 2020-2B , GO , 5.00% , 08/01/27 .... 2,385 2,520,033
Series 2A , GO , 5.00% , 08/01/27 ....... 1,245 1,315,489
Series 2018-2B , GO , 5.00% , 08/01/27 .... 185 195,474
Series 2017A , GO , 5.00% , 08/01/27 ..... 3,805 4,020,431
Series 2021A , GO , 5.00% , 03/01/28 ..... 11,800 12,619,609
Series 2023A , GO , 5.00% , 03/15/28 ..... 10,800 11,558,884
Series 2017 , GO , 5.00% , 03/15/28 ...... 4,280 4,476,348
Series 2020A-1 , GO , 5.00% , 03/15/28 .... 1,565 1,674,968
Series 2020-2B , GO , 5.00% , 08/01/28 .... 1,000 1,078,098
Series 2020A-2 , GO , 5.00% , 08/01/28 .... 2,535 2,732,980
Series 2A , GO , 5.00% , 08/01/28 ....... 6,695 7,217,869
Series 2023A , GO , 5.00% , 03/15/29 ..... 3,250 3,544,558
Series 2022-1A , GO , 5.00% , 06/01/29 .... 10,000 10,948,855
State of Maryland Department of Transportation
Series 2016 , RB , 4.00% , 09/01/25 ...... 3,370 3,392,626
Series 2017 , RB , 5.00% , 09/01/25 ...... 4,755 4,810,131
Series 2018 , RB , 5.00% , 10/01/25 ...... 625 633,472
Series 2019 , RB , 5.00% , 10/01/25 ...... 6,105 6,187,757
Series 2016 , RB , 4.00% , 11/01/25 ...... 1,010 1,010,770
Series 2022B , RB , 5.00% , 12/01/25 ..... 2,690 2,737,173
Series 2016 , RB , 4.00% , 09/01/26 ...... 2,610 2,663,562
Series 2018 , RB , 5.00% , 10/01/26 ...... 515 534,070
Series 2019 , RB , 5.00% , 10/01/26 ...... 445 461,478
Series 2021A , RB , 5.00% , 10/01/26 ..... 9,545 9,898,450
Series 2018 , RB , 5.00% , 10/01/27 ...... 10,570 10,948,127
Series 2015-3 , RB , 4.00% , 12/15/27 ..... 250 250,171
Series 2022B , RB , 5.00% , 12/01/28 ..... 1,725 1,869,927
Series 2019 , RB , 3.00% , 10/01/29 ...... 9,000 8,930,810
Series 2018 , RB , 5.00% , 10/01/29 ...... 2,000 2,063,288
University System of Maryland, Series 2017A,
RB, 4.00%, 04/01/29 .............. 6,100 6,239,893
Washington Suburban Sanitary Commission
Series 2021 , RB , 5.00% , 06/01/25 ( GTD ) .. 1,515 1,523,885
Series 2017 , RB , 5.00% , 06/15/25 ( GTD ) .. 2,500 2,517,061
Series 2020 , RB , 5.00% , 12/01/25 ( GTD ) .. 2,060 2,097,507
Series 2018 , RB , 5.00% , 06/01/26 ( GTD ) .. 630 649,318
Series 2020 , RB , 5.00% , 06/01/26 ( GTD ) .. 8,980 9,255,352
Series 2021 , RB , 5.00% , 06/01/26 ( GTD ) .. 6,475 6,673,542
Security
Par (000)
Par (000) Value
Maryland (continued)
Series 2020 , RB , 5.00% , 06/01/27 ( GTD ) .. USD 3,545 $ 3,732,442
Series 2020 , RB , 5.00% , 12/01/27 ( GTD ) .. 120 127,676
Series 2016 , RB , 5.00% , 06/01/28 ( GTD ) .. 1,445 1,485,070
371,270,029
Massachusetts — 3.4%
City of Boston
Series 2020D , GO , 5.00% , 03/01/25 ..... 25 25,000
Series 2022A , GO , 5.00% , 11/01/25 ..... 14,320 14,549,066
Series 2020D , GO , 5.00% , 03/01/26 ..... 200 204,865
Series 2015A , GO , 5.00% , 04/01/26 ..... 4,000 4,007,488
Series 2017A , GO , 5.00% , 04/01/26 ..... 20 20,527
Series 2020A , GO , 5.00% , 11/01/27 ..... 1,000 1,067,174
Commonwealth of Massachusetts
Series 2016A , GO , 5.00% , 03/01/25 ..... 9,105 9,105,000
Series 2016D , GO , 5.00% , 04/01/25 ..... 2,015 2,018,536
Series A , GO , 5.00% , 07/01/25 ........ 15 15,114
Series 2020B , GO , 5.00% , 07/01/25 ..... 2,675 2,695,320
Series C , GO , 5.00% , 08/01/25 ........ 9,405 9,494,563
Series 2019G , GO , 5.00% , 09/01/25 ..... 50 50,577
Series 2018E , GO , 5.00% , 09/01/25 ..... 1,000 1,011,545
Series 2006B , GO , 5.25% , 09/01/25 ( AGM ) 5,110 5,177,758
Series C , GO , 5.00% , 10/01/25 ........ 1,820 1,844,566
Series 2016C , GO , 5.00% , 10/01/25 ..... 420 425,669
Series 2021B , GO , 5.00% , 11/01/25 ..... 2,055 2,086,784
Series 2020E , GO , 5.00% , 11/01/25 ..... 1,865 1,893,846
Series E , GO , 5.00% , 11/01/25 ( AMBAC ) .. 7,430 7,544,918
Series 2019E , GO , 3.00% , 12/01/25 ..... 385 386,174
Series 2019A , GO , 5.00% , 01/01/26 ..... 1,040 1,060,252
Series 2016A , GO , 5.00% , 03/01/26 ..... 3,060 3,132,003
Series 2019C , GO , 5.00% , 05/01/26 ..... 3,830 3,935,123
Series 2016B , GO , 4.00% , 07/01/26 ..... 205 208,779
Series 2016B , GO , 5.00% , 07/01/26 ..... 2,945 3,037,467
Series 2015D , GO , 5.00% , 09/01/26 ..... 4,455 4,503,418
Series 2020E , GO , 5.00% , 11/01/26 ..... 2,120 2,203,336
Series 2017E , GO , 5.00% , 11/01/26 ..... 440 457,296
Series 2019E , GO , 3.00% , 12/01/26 ..... 500 503,269
Series 2016H , GO , 5.00% , 12/01/26 ..... 1,195 1,244,333
Series 2019C , GO , 5.00% , 05/01/27 ..... 1,965 2,066,882
Series 2016B , GO , 5.00% , 07/01/27 ..... 3,865 4,080,095
Series A , GO , 5.00% , 07/01/27 ........ 3,610 3,810,904
Series 2017D , GO , 5.00% , 07/01/27 ..... 2,475 2,612,739
Series 2020D , GO , 5.00% , 07/01/27 ..... 1,910 2,016,295
Series 2018B , GO , 5.00% , 07/01/27 ..... 2,915 3,077,226
Series 2021A , GO , 5.00% , 09/01/27 ..... 2,420 2,563,899
Series 2018C , GO , 5.00% , 09/01/27 ..... 10 10,595
Series C , GO , 5.00% , 10/01/27 ........ 150 159,198
Series 2024A , GO , 5.00% , 03/01/28 ..... 2,310 2,473,138
Series 2023A , GO , 5.00% , 05/01/28 ..... 3,275 3,517,833
Series 2024A , GO , 5.00% , 03/01/29 ..... 11,215 12,240,243
Series 2024B , GO , 5.00% , 05/01/29 ..... 3,030 3,317,362
Series 2016A , GO , 5.00% , 07/01/29 ..... 1,640 1,688,278
Commonwealth of Massachusetts Transportation
Fund, Series 2016A, RB, 5.00%, 06/01/25 . 4,225 4,250,093
Massachusetts Bay Transportation
Authority Assessment, Series 2016A, RB,
5.00%, 07/01/25 ................. 3,515 3,541,817
Massachusetts Bay Transportation Authority
Sales Tax
Series 2005A , RB , 5.00% , 07/01/26 ..... 6,070 6,263,003
Series B , RB , 5.00% , 07/01/27 ......... 1,285 1,294,234
Series 2006A , RB , 5.25% , 07/01/28 ..... 9,000 9,788,399
Series 2024A , RB , 5.00% , 07/01/29 ..... 5,000 5,505,450
Massachusetts Clean Water Trust (The)
Series 2014 , RB , 5.00% , 08/01/25 ...... 14,335 14,468,295

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2025
iShares
®
Short-Term National Muni Bond ETF
86
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Massachusetts (continued)
Series 21 , RB , 5.00% , 08/01/25 ........ USD 525 $ 530,021
Series 2022 , RB , 5.00% , 02/01/27 ...... 1,000 1,045,450
Series 23A , RB , 5.00% , 02/01/27 ....... 2,115 2,211,126
Series 23B , RB , 5.00% , 02/01/27 ....... 3,800 3,972,709
Series 24B , RB , 5.00% , 02/01/27 ....... 1,250 1,306,812
Series 23B , RB , 5.00% , 02/01/28 ....... 205 219,202
Series 24A , RB , 5.00% , 02/01/28 ....... 1,125 1,202,940
Series 24B , RB , 5.00% , 02/01/28 ....... 1,775 1,897,972
Massachusetts Development Finance Agency
Series 2020U , RB , 5.00% , 07/01/25 ..... 1,435 1,446,491
Series 2020A , RB , 5.00% , 10/15/25 ..... 11,440 11,613,702
Series 2020A , RB , 5.00% , 10/15/26 ..... 12,965 13,487,154
Series 2016A , RB , 5.00% , 07/15/27 ..... 280 289,164
Massachusetts School Building Authority
Series 2015C , RB , 5.00% , 08/15/25 ..... 265 267,773
Series D , RB , 4.75% , 08/15/32 ......... 2,285 2,306,778
Series 2016A , RB , 5.00% , 11/15/41 ..... 4,750 4,829,260
Series 2016A , RB , 5.00% , 11/15/45 ..... 12,960 13,176,254
Series 2019A , RB , 5.00% , 02/15/49 ..... 15,360 15,710,936
Massachusetts State College Building Authority
Series 2016A , RB , 5.00% , 05/01/38
( HERBIP ) ..................... 5,000 5,018,553
Series 2016A , RB , 5.00% , 05/01/41
( HERBIP ) ..................... 2,960 2,970,983
Massachusetts Transportation Trust Fund
Metropolitan Highway System
Series 2018A , RB , 5.00% , 01/01/27 ..... 4,975 5,191,159
Series 2019A , RB , 5.00% , 01/01/27 ..... 9,900 10,328,337
Massachusetts Water Resources Authority
Series 2018C , RB , 5.00% , 08/01/25 ..... 1,160 1,171,047
Series B , RB , 5.25% , 08/01/25 ( AGM ) .... 825 833,829
Series 2018C , RB , 5.00% , 08/01/26 ..... 1,000 1,031,769
Series 2016C , RB , 5.00% , 08/01/34 ..... 10,000 10,334,665
Series 2016D , RB , 5.00% , 08/01/37 ..... 1,250 1,291,481
Series 2016B , RB , 5.00% , 08/01/40 ..... 5,080 5,250,010
Series 2016C , RB , 5.00% , 08/01/40 ..... 6,155 6,360,986
University of Massachusetts Building Authority
Series 2021-1 , RB , 5.00% , 11/01/27 ..... 11,010 11,696,597
Series 2021-1 , RB , 5.00% , 11/01/28 ..... 825 893,866
310,542,770
Michigan — 1.3%
Chippewa Valley Schools, Series 2015A, GO,
5.00%, 05/01/25 (Q-SBLF) .......... 395 396,338
Great Lakes Water Authority Sewage Disposal
System
Series 2018B , RB , 5.00% , 07/01/25 ..... 125 125,953
Series B , RB , 5.00% , 07/01/25 ......... 1,200 1,209,151
Series 2018B , RB , 5.00% , 07/01/29 ..... 8,045 8,778,858
Great Lakes Water Authority Water Supply
System
Series C , RB , 5.00% , 07/01/26 ......... 640 660,340
Series 2024A , RB , 5.00% , 07/01/29 ..... 4,000 4,364,876
Karegnondi Water Authority
Series 2024 , RB , 5.00% , 11/01/25 ( BAM ) .. 1,170 1,187,314
Series 2024 , RB , 5.00% , 11/01/26 ( BAM ) .. 2,950 3,061,019
Series 2024 , RB , 5.00% , 11/01/27 ( BAM ) .. 1,420 1,500,985
Series 2024 , RB , 5.00% , 11/01/28 ( BAM ) .. 1,350 1,453,049
Series 2024 , RB , 5.00% , 11/01/29 ( BAM ) .. 990 1,083,790
Michigan Finance Authority
Series 2016B , RB , 5.00% , 10/01/27 ..... 10,225 10,579,114
Series 2015C , RB , 5.00% , 07/01/28 ..... 1,415 1,422,788
Michigan State Building Authority
Series 2016I , RB , 5.00% , 04/15/25 ...... 1,010 1,012,551
Series 2016I , RB , 5.00% , 04/15/26 ...... 1,395 1,430,585
Security
Par (000)
Par (000) Value
Michigan (continued)
Series 2020I , RB , 5.00% , 10/15/27 ...... USD 785 $ 829,887
Series 2023II , RB , 5.00% , 10/15/28 ..... 5,700 6,138,560
Series 2016I , RB , 5.00% , 10/15/29 ...... 2,815 2,905,960
Michigan State University
Series 2020A , RB , 5.00% , 08/15/26 ..... 2,455 2,534,800
Series 2023A , RB , 5.00% , 02/15/28 ..... 2,400 2,557,198
Series 2023A , RB , 5.00% , 08/15/28 ..... 3,750 4,032,829
State of Michigan
Series 2016 , RB , 5.00% , 03/15/25 ...... 1,565 1,566,116
Series 2016 , RB , 5.00% , 03/15/26 ...... 8,810 9,017,176
Series 2016 , RB , 5.00% , 03/15/27 ...... 7,580 7,917,155
Series 2018 , GO , 4.00% , 05/01/28 ...... 5,000 5,069,400
Series 2018 , GO , 4.00% , 05/01/29 ...... 7,000 7,093,155
State of Michigan Trunk Line
Series 2020B , RB , 5.00% , 11/15/28 ..... 11,165 12,111,191
Series 2023 , RB , 5.00% , 11/15/28 ...... 1,500 1,627,119
Series 2023 , RB , 5.00% , 11/15/29 ...... 105 116,043
University of Michigan
Series 2017A , RB , 5.00% , 04/01/25 ..... 3,555 3,561,166
Series 2017A , RB , 5.00% , 04/01/26 ..... 1,410 1,445,852
Series 2020A , RB , 5.00% , 04/01/26 ..... 3,880 3,978,655
Series 2012B , RB , VRDN 1.40% , 03/03/25
(c)
5,900 5,900,000
Series 2017A , RB , 5.00% , 04/01/42 ..... 5,110 5,359,473
122,028,446
Minnesota — 3.1%
City of Minneapolis
Series 2021 , GO , 4.00% , 12/01/26 ...... 2,235 2,287,425
Series 2017 , GO , 3.00% , 12/01/27 ...... 25 25,001
County of Hennepin
Series 2020B , GO , 5.00% , 12/01/25 ..... 3,930 4,004,749
Series 2019B , GO , 5.00% , 12/15/26 ..... 1,660 1,736,257
Series 2020C , GO , 5.00% , 12/15/26 ..... 5,365 5,611,458
Series 2019B , GO , 5.00% , 12/15/27 ..... 85 90,390
Series 2016C , GO , 5.00% , 12/01/28 ..... 1,500 1,624,412
Series 2020C , GO , 5.00% , 12/15/29 ..... 125 137,903
Metropolitan Council
Series 2020B , GO , 5.00% , 03/01/25 ..... 1,000 1,000,000
Series 2021D , GO , 5.00% , 03/01/25 ..... 815 815,000
Series 2021B , GO , 5.00% , 12/01/25 ..... 5,215 5,306,023
Series 2016C , GO , 5.00% , 03/01/26 ..... 200 204,704
Series 2021C , GO , 5.00% , 12/01/26 ..... 2,780 2,894,714
Minneapolis-St Paul Metropolitan Airports
Commission
Series A , RB , 5.00% , 01/01/28 ......... 3,170 3,292,076
Series 2023A , RB , 5.00% , 01/01/29 ..... 2,230 2,404,333
Minnesota Public Facilities Authority State
Revolving Fund
Series 2016A , RB , 5.00% , 03/01/26 ..... 1,910 1,953,048
Series 2023B , RB , 5.00% , 03/01/28 ..... 24,110 25,783,924
Series 2016A , RB , 5.00% , 03/01/29 ..... 4,750 4,850,360
Series 2023A , RB , 5.00% , 03/01/29 ..... 18,500 20,161,846
State of Minnesota
Series 2022A , RB , 5.00% , 03/01/25 ..... 25,000 25,000,000
Series 2015B , GO , 5.00% , 08/01/25 ..... 1,725 1,741,641
Series 2019A , GO , 5.00% , 08/01/25 ..... 1,495 1,509,422
Series 2016D , GO , 5.00% , 08/01/25 ..... 160 161,543
Series 2016B , GO , 5.00% , 08/01/25 ..... 115 116,109
Series 2020A , GO , 5.00% , 08/01/25 ..... 455 459,389
Series 2015D , GO , 5.00% , 08/01/25 ..... 4,260 4,301,095
Series 2021A , GO , 5.00% , 09/01/25 ..... 10,000 10,116,932
Series 2017A , GO , 5.00% , 10/01/25 ..... 330 334,511
Series 2022A , RB , 5.00% , 03/01/26 ..... 20,000 20,472,594
Series 2016A , GO , 5.00% , 08/01/26 ..... 30 31,014
Series 2016D , GO , 5.00% , 08/01/26 ..... 4,715 4,874,417

Schedule of Investments
(continued)
February 28, 2025
iShares
®
Short-Term National Muni Bond ETF
Schedule of Investments
87
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Minnesota (continued)
Series 2019B , GO , 5.00% , 08/01/26 ..... USD 765 $ 790,865
Series 2015D , GO , 5.00% , 08/01/26 ..... 1,500 1,513,189
Series 2018B , GO , 5.00% , 08/01/26 ..... 185 191,255
Series 2019A , GO , 5.00% , 08/01/26 ..... 230 237,776
Series 2020A , GO , 5.00% , 08/01/26 ..... 3,205 3,313,363
Series 2023D , GO , 5.00% , 08/01/26 ..... 4,000 4,135,242
Series 2021A , GO , 5.00% , 09/01/26 ..... 14,215 14,724,382
Series 2017D , GO , 5.00% , 10/01/26 ..... 235 243,887
Series 2016B , GO , 4.00% , 08/01/27 ..... 3,910 3,986,920
Series 2022A , GO , 5.00% , 08/01/27 ..... 7,525 7,947,249
Series 2019A , GO , 5.00% , 08/01/27 ..... 225 237,625
Series 2018A , GO , 5.00% , 08/01/27 ..... 45 47,525
Series 2016D , GO , 5.00% , 08/01/27 ..... 180 185,689
Series 2021B , GO , 5.00% , 09/01/27 ..... 315 333,260
Series 2017A , GO , 5.00% , 10/01/27 ..... 2,105 2,230,835
Series 2023E , GO , 5.00% , 08/01/28 ..... 17,460 18,811,160
Series 2018A , GO , 5.00% , 08/01/28 ..... 4,225 4,551,956
Series 2023D , GO , 5.00% , 08/01/28 ..... 23,480 25,297,023
Series 2019A , GO , 5.00% , 08/01/28 ..... 400 430,954
Series 2021B , GO , 5.00% , 09/01/28 ..... 2,900 3,129,373
Series 2023 , COP , 5.00% , 11/01/28 ..... 3,550 3,829,647
Series 2024A , GO , 5.00% , 08/01/29 ..... 15,000 16,460,316
Series 2023 , COP , 5.00% , 11/01/29 ..... 6,340 6,959,162
University of Minnesota
Series 2015A , RB , 5.00% , 08/01/25 ..... 55 55,520
Series 2017B , RB , 5.00% , 12/01/25 ..... 6,375 6,485,585
Series 2019B , RB , 5.00% , 10/01/27 ..... 20 21,175
279,453,223
Mississippi — 0.5%
State of Mississippi
Series 2015C , GO , 5.00% , 10/01/26 ..... 305 308,956
Series 2017A , GO , 5.00% , 10/01/26 ..... 2,645 2,739,614
Series 2017A , GO , 5.00% , 10/01/27 ..... 305 322,998
Series 2017A , GO , 5.00% , 10/01/28 ..... 15,000 15,833,956
Series 2017A , GO , 5.00% , 10/01/32 ..... 6,645 7,027,841
Series 2015F , GO , 5.00% , 11/01/32 ..... 7,535 7,653,815
Series 2018A , GO , 5.00% , 11/01/32 ..... 3,185 3,307,327
Series 2017A , GO , 5.00% , 10/01/33 ..... 4,005 4,235,742
Series 2017A , GO , 5.00% , 10/01/34 ..... 3,040 3,215,145
Series 2016B , GO , 5.00% , 12/01/35 ..... 1,015 1,055,941
Series 2018A , GO , 5.00% , 11/01/36 ..... 2,105 2,185,847
State of Mississippi Gaming Tax, Series 2015E,
RB, 5.00%, 10/15/27 .............. 1,000 1,010,325
48,897,507
Missouri — 1.8%
City of Kansas City, Series 2017C, RB,
5.00%, 09/01/28 ................. 145 151,956
City of Springfield, Series 2015, RB,
5.00%, 08/01/25 ................. 10,000 10,089,002
Curators of the University of Missouri (The)
Series 2024 , RB , 5.00% , 11/01/25 ...... 5,000 5,074,507
Series 2024 , RB , 5.00% , 11/01/26 ...... 6,835 7,093,992
Series 2024 , RB , 5.00% , 11/01/28 ...... 3,400 3,672,688
Series 2024 , RB , 5.00% , 11/01/29 ...... 7,395 8,130,484
Metropolitan St Louis Sewer District
Series 2017A , RB , 5.00% , 05/01/25 ..... 550 551,954
Series 2017A , RB , 5.00% , 05/01/26 ..... 3,810 3,912,315
Series 2015B , RB , 5.00% , 05/01/29 ..... 1,300 1,303,866
Missouri Highway & Transportation Commission
Series 2019A , RB , 5.00% , 05/01/25 ..... 1,465 1,470,255
Series 2022A , RB , 5.00% , 05/01/25 ..... 15,255 15,309,717
Series 2023A , RB , 5.00% , 05/01/25 ..... 13,720 13,769,211
Series 2021A , RB , 5.00% , 11/01/25 ..... 4,775 4,847,907
Security
Par (000)
Par (000) Value
Missouri (continued)
Series 2023A , RB , 5.00% , 05/01/26 ..... USD 12,500 $ 12,838,739
Series A , RB , 5.00% , 05/01/26 ......... 14,465 14,822,340
Series 2019B , RB , 5.00% , 11/01/26 ..... 5,230 5,432,985
Series 2022A , RB , 5.00% , 05/01/27 ..... 15,000 15,751,126
Missouri Joint Municipal Electric Utility
Commission
Series 2015A , RB , 5.00% , 12/01/25 ..... 300 301,598
Series 2023 , RB , 5.00% , 01/01/26 ...... 1,345 1,369,079
Series 2025 , RB , 5.00% , 12/01/26
(a)
..... 7,150 7,420,284
Series 2023 , RB , 5.00% , 01/01/27 ...... 1,045 1,086,597
Series 2024 , RB , 5.00% , 01/01/27 ...... 675 699,543
Series 2023 , RB , 5.00% , 01/01/28 ...... 1,600 1,694,800
Series 2025 , RB , 5.00% , 12/01/28
(a)
..... 7,000 7,527,113
Series 2024 , RB , 5.00% , 01/01/29 ...... 1,265 1,355,219
Series 2025 , RB , 5.00% , 12/01/29
(a)
..... 4,275 4,674,110
Series 2024 , RB , 5.00% , 01/01/30 ...... 495 538,511
Missouri State Board of Public Buildings, Series
2020B, RB, 5.00%, 10/01/27 ......... 4,160 4,396,709
Park Hill School District of Platte County, Series
2017, GO, 3.38%, 03/01/37 (ST AID DIR DEP) 11,400 11,478,099
166,764,706
Nebraska — 0.4%
City of Lincoln Electric System, Series 2018, RB,
5.00%, 09/01/28 ................. 100 104,338
Douglas County School District No. 17
Series A , GO , 4.00% , 06/15/32 ........ 1,965 1,971,620
Series A , GO , 4.00% , 06/15/33 ........ 2,010 2,016,772
Series A , GO , 4.00% , 06/15/34 ........ 2,050 2,056,906
Series A , GO , 4.00% , 06/15/35 ........ 7,000 7,023,583
Nebraska Public Power District
Series B , RB , 5.00% , 01/01/27 ......... 785 817,533
Series B , RB , 5.00% , 01/01/28 ......... 185 192,984
Series 2023A , RB , 5.00% , 07/01/28 ..... 8,795 9,356,118
Series C , RB , 5.00% , 01/01/29 ......... 1,225 1,245,996
Omaha Public Power District
Series 2016A , RB , 5.00% , 02/01/27 ..... 1,415 1,444,600
Series 2016A , RB , 5.00% , 02/01/28 ..... 2,585 2,635,398
Series 2016A , RB , 5.00% , 02/01/29 ..... 250 254,761
Series 2018A , RB , 5.00% , 02/01/29 ..... 110 117,425
Omaha School District, Series 2016, GO,
5.00%, 12/15/29 ................. 1,630 1,688,777
Public Power Generation Agency
Series 2024A , RB , 5.00% , 01/01/27 ..... 1,365 1,419,059
Series 2024A , RB , 5.00% , 01/01/29 ..... 4,190 4,515,569
Series 2024A , RB , 5.00% , 01/01/30 ..... 500 547,479
37,408,918
Nevada — 1.5%
Clark County School District
Series 2022A , GO , 5.00% , 06/15/25 ..... 6,875 6,916,038
Series 2021B , GO , 5.00% , 06/15/26 ..... 7,835 8,056,774
Series 2024C , GO , 5.00% , 06/15/26 ..... 4,780 4,915,301
Series 2020B , GO , 5.00% , 06/15/27 ( BAM ) 5,245 5,508,625
Series 2015C , GO , 5.00% , 06/15/28 ..... 3,000 3,042,877
Series 2018B , GO , 5.00% , 06/15/28 ( BAM ) 220 235,515
Series 2020A , GO , 5.00% , 06/15/28 ( AGM ) 500 535,261
Series 2024B , GO , 5.00% , 06/15/29 ..... 11,130 12,079,525
County of Clark
Series 2017 , RB , 5.00% , 07/01/26 ...... 1,470 1,514,616
Series 2016B , GO , 5.00% , 11/01/27 ..... 15,030 15,584,878
Series 2016A , GO , 5.00% , 11/01/28 ..... 10,350 10,603,373
Series 2016B , GO , 5.00% , 11/01/28 ..... 800 828,477
County of Clark Department of Aviation
Series 2019A , RB , 5.00% , 07/01/25 ..... 275 276,939

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2025
iShares
®
Short-Term National Muni Bond ETF
88
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Nevada (continued)
Series 2019D , RB , 5.00% , 07/01/26 ..... USD 2,065 $ 2,125,856
Series 2024A , RB , 5.00% , 07/01/28 ..... 5,000 5,365,329
Series 2024A , RB , 5.00% , 07/01/29 ..... 10,950 11,937,130
County of Washoe
Series 2021 , GO , 5.00% , 07/01/26 ...... 5,045 5,196,783
Series 2021 , GO , 5.00% , 07/01/27 ...... 1,535 1,615,359
Las Vegas Valley Water District
Series 2020A , GO , 5.00% , 06/01/25 ..... 7,720 7,763,005
Series 2022A , GO , 5.00% , 06/01/25 ..... 5,550 5,580,917
Series 2021A , GO , 5.00% , 06/01/26 ..... 4,000 4,117,722
Series 2022A , GO , 5.00% , 06/01/26 ..... 5,825 5,996,432
State of Nevada
Series 2015D , GO , 5.00% , 04/01/25 ..... 135 135,234
Series 2015A , GO , 5.00% , 08/01/25 ..... 5,030 5,077,693
Series 2025A , GO , 5.00% , 10/01/25 ..... 10,340 10,478,970
Series 2015B , GO , 5.00% , 11/01/25 ..... 50 50,169
Series 2019A , GO , 5.00% , 05/01/26 ..... 120 123,280
Series 2015B , GO , 5.00% , 11/01/26 ..... 1,735 1,740,870
Series 2015D , GO , 5.00% , 04/01/27 ..... 1,155 1,158,908
State of Nevada Highway Improvement, Series
2016, RB, 5.00%, 12/01/25 .......... 270 274,715
138,836,571
New Hampshire — 0.1%
New Hampshire Municipal Bond Bank,
Series 2017B, RB, 5.00%, 08/15/28 (ST
INTERCEPT) ................... 1,620 1,710,280
State of New Hampshire
Series 2020C , GO , 5.00% , 12/01/25 ..... 2,810 2,859,278
Series 2023A , GO , 5.00% , 02/15/27 ..... 2,475 2,590,769
7,160,327
New Jersey — 3.7%
County of Monmouth
Series 2021A , GO , 5.00% , 01/15/26 ..... 7,125 7,272,942
Series 2021B , GO , 5.00% , 01/15/26 ..... 4,000 4,083,055
Series 2022ACDE , GO , 5.00% , 01/15/28 .. 4,620 4,929,125
Garden State Preservation Trust, Series 2005A,
RB, 5.75%, 11/01/28 (AGM) .......... 6,370 6,746,096
New Jersey Economic Development Authority
Series 2017DDD , RB , 5.00% , 06/15/25 ... 1,000 1,005,745
Series XX , RB , 5.00% , 06/15/25 ........ 14,250 14,331,865
Series 2005N-1 , RB , 5.50% , 09/01/25 ( AGM ) 3,475 3,523,080
Series B , RB , 5.00% , 11/01/25 ......... 5,700 5,778,580
Series XX , RB , 4.25% , 06/15/26 ........ 3,070 3,079,353
Series 2018FFF , RB , 5.00% , 06/15/26 .... 3,000 3,081,499
Series 2021QQQ , RB , 5.00% , 06/15/26 ... 875 898,771
Series B , RB , 5.00% , 11/01/26 ......... 2,940 3,032,273
Series XX , RB , 5.25% , 06/15/27 ........ 2,300 2,314,911
Series 2022A , RB , 5.00% , 11/01/27 ..... 1,235 1,306,139
Series 2023RRR , RB , 5.00% , 03/01/28 ... 39,535 42,074,297
Series 2018FFF , RB , 5.00% , 06/15/28 .... 6,180 6,611,197
Series 2021QQQ , RB , 5.00% , 06/15/28 ... 750 801,843
Series BBB , RB , 5.50% , 06/15/30 ....... 13,160 13,825,692
Series 2017DDD , RB , 5.00% , 06/15/31 ... 1,500 1,580,123
Series WW , RB , 5.25% , 06/15/31 ....... 1,525 1,535,857
Series 2017DDD , RB , 5.00% , 06/15/32 ... 1,000 1,053,415
Series AAA , RB , 5.50% , 06/15/32 ....... 5,000 5,252,922
New Jersey Educational Facilities Authority
Series 2015A , RB , 5.00% , 07/01/25 ..... 1,640 1,652,536
Series 2016A , RB , 5.00% , 07/01/25 ..... 4,565 4,599,896
Series 2016B , RB , 5.00% , 07/01/25 ..... 2,290 2,307,505
Series 2021C , RB , 5.00% , 03/01/26 ..... 6,770 6,931,621
Series 2016A , RB , 5.00% , 07/01/26 ..... 2,045 2,110,146
Series 2016B , RB , 5.00% , 07/01/26 ..... 355 366,309
Security
Par (000)
Par (000) Value
New Jersey (continued)
Series 2022A , RB , 5.00% , 03/01/27 ..... USD 19,560 $ 20,501,579
Series 2024A , RB , 5.00% , 05/15/27 ..... 3,435 3,594,267
Series 2024A , RB , 5.00% , 08/01/27 ..... 6,885 7,229,779
Series 2021C , RB , 5.00% , 03/01/29 ..... 4,800 5,240,538
New Jersey Transportation Trust Fund Authority
Series 2021A , RB , 5.00% , 06/15/25 ..... 4,125 4,149,493
Series 2019A , RB , 5.00% , 12/15/25 ..... 6,130 6,230,450
Series 2021A , RB , 5.00% , 06/15/26 ..... 1,055 1,083,661
Series 2006C , RB , 0.00% , 12/15/26
( AMBAC )
(b)
.................... 1,460 1,381,812
Series 2010A , RB , 0.00% , 12/15/26
(b)
.... 765 724,032
Series 2018A , RB , 5.00% , 12/15/26 ..... 2,085 2,165,963
Series 2016A-1 , RB , 5.00% , 06/15/27 .... 1,460 1,498,501
Series 2021A , RB , 5.00% , 06/15/27 ..... 5,755 6,039,698
Series 2006C , RB , 0.00% , 12/15/27 ( BHAC-
CR, MBIA )
(b)
................... 10,935 10,054,123
Series 2018A , RB , 5.00% , 12/15/27 ..... 3,500 3,710,470
Series 2018A , RB , 5.00% , 06/15/28 ..... 1,000 1,026,168
Series 2016A-1 , RB , 5.00% , 06/15/28 .... 3,700 3,796,822
Series 2023AA , RB , 5.00% , 06/15/28 .... 4,920 5,265,033
Series 2019A , RB , 5.00% , 12/15/28 ..... 12,375 13,359,684
Series 2018A , RB , 5.00% , 12/15/28 ..... 3,505 3,783,894
Series 2019AA , RB , 5.00% , 06/15/29 .... 1,480 1,607,354
Series 2006C , RB , 0.00% , 12/15/29 ( AGM )
(b)
4,885 4,185,978
New Jersey Turnpike Authority
Series 2017E , RB , 5.00% , 01/01/27 ..... 2,950 3,073,332
Series 2017B , RB , 5.00% , 01/01/29 ..... 1,000 1,060,422
Series 2017A , RB , 5.00% , 01/01/29 ..... 1,285 1,335,498
State of New Jersey
GO , 5.00% , 06/01/26 ............... 420 422,178
Series 2020A , GO , 5.00% , 06/01/26 ..... 23,545 24,223,009
Series 2020A , GO , 5.00% , 06/01/27 ..... 11,940 12,549,684
GO , 5.00% , 06/01/28 ............... 5,000 5,253,485
Series 2020A , GO , 5.00% , 06/01/28 ..... 18,650 19,993,414
Series 2020A , GO , 5.00% , 06/01/29 ..... 905 987,808
GO , 5.00% , 06/01/32 ............... 2,355 2,367,214
329,982,136
New Mexico — 0.4%
New Mexico Finance Authority
Series 2021A , RB , 5.00% , 06/15/25 ..... 2,485 2,500,821
Series 2018A , RB , 5.00% , 06/15/26 ..... 470 484,020
Series 2021A , RB , 5.00% , 06/15/26 ..... 2,365 2,435,546
Series 2021B , RB , 5.00% , 06/15/26 ..... 2,500 2,575,855
Series 2021A , RB , 5.00% , 06/15/29 ..... 120 131,009
State of New Mexico
Series 2021 , GO , 5.00% , 03/01/26 ...... 700 716,471
Series 2023 , GO , 5.50% , 03/01/28 ...... 5,275 5,708,504
State of New Mexico Severance Tax Permanent
Fund
Series 2015A , RB , 5.00% , 07/01/25 ..... 295 297,192
Series 2022A , RB , 5.00% , 07/01/25 ..... 4,470 4,503,217
Series 2021A , RB , 5.00% , 07/01/26 ..... 5,360 5,526,161
Series 2022A , RB , 5.00% , 07/01/26 ..... 15,000 15,465,003
40,343,799
New York — 13.0%
Battery Park City Authority
Series 2023B , RB , 5.00% , 11/01/28 ..... 2,000 2,179,490
Series 2019D-2 , RB , VRDN ( TD Bank NA
SBPA ), 1.50% , 03/03/25
(c)
.......... 5,740 5,740,000
Series 2019D-1 , RB , VRDN ( TD Bank NA
SBPA ), 1.55% , 03/03/25
(c)
.......... 2,000 2,000,000
City of New York
Series 2021F-1 , GO , 4.00% , 03/01/25 .... 7,200 7,200,000

Schedule of Investments
(continued)
February 28, 2025
iShares
®
Short-Term National Muni Bond ETF
Schedule of Investments
89
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2015FF-1 , GO , 5.00% , 06/01/25 ... USD 995 $ 1,000,617
Series 2021C , GO , 5.00% , 08/01/25 ..... 535 540,163
Series 2018A , GO , 5.00% , 08/01/25 ..... 990 999,554
Series C , GO , 5.00% , 08/01/25 ........ 3,620 3,654,936
Series 2018-1 , GO , 5.00% , 08/01/25 ..... 895 903,637
Series 2018C , GO , 5.00% , 08/01/25 ..... 3,555 3,589,309
Series 2020C-1 , GO , 5.00% , 08/01/25 ... 6,135 6,194,208
Series A , GO , 5.00% , 08/01/25 ........ 375 378,619
Series E , GO , 5.00% , 08/01/25 ........ 3,700 3,735,708
Series 2021A-1 , GO , 5.00% , 08/01/25 .... 2,360 2,382,776
Series 2025A , GO , 5.00% , 08/01/25 ..... 3,100 3,129,917
Series 2022B-1 , GO , 5.00% , 08/01/25 .... 15,420 15,568,815
Series 2019E , GO , 5.00% , 08/01/25 ..... 3,850 3,887,156
Series 2020B-1 , GO , 5.00% , 10/01/25 .... 675 684,232
Series 2021F-1 , GO , 5.00% , 03/01/26 .... 4,025 4,120,949
Series 2008J-9 , GO , 3.00% , 08/01/26 .... 90 90,342
Series 2020C-1 , GO , 5.00% , 08/01/26 ... 11,445 11,832,124
Series 2021A-1 , GO , 5.00% , 08/01/26 .... 3,630 3,752,784
Series 2019E , GO , 5.00% , 08/01/26 ..... 330 341,162
Series A , GO , 5.00% , 08/01/26 ........ 700 723,677
Series 2018C , GO , 5.00% , 08/01/26 ..... 280 289,471
Series 2021C , GO , 5.00% , 08/01/26 ..... 715 739,185
Series 2018A , GO , 5.00% , 08/01/26 ..... 840 868,413
Series 2015C , GO , 5.00% , 08/01/26 ..... 4,870 4,877,617
Series C , GO , 5.00% , 08/01/26 ........ 2,365 2,444,995
Series 2022B-1 , GO , 5.00% , 08/01/26 .... 145 149,905
Series 2008J-11 , GO , 5.00% , 08/01/26 ... 720 744,354
Series 2008J-10 , GO , 5.00% , 08/01/26 ... 830 858,074
Series E , GO , 5.00% , 08/01/26 ........ 2,315 2,393,304
Series 2020-1 , GO , 5.00% , 08/01/26 ..... 2,480 2,563,885
Series 2022-1 , GO , 5.00% , 09/01/26 ..... 1,245 1,289,632
Series 2021F-1 , GO , 5.00% , 03/01/27 .... 2,710 2,839,725
Series 2006I, Sub-Series I-A , GO ,
5.00% , 04/01/27 ................ 1,135 1,189,833
Series 2021C , GO , 5.00% , 08/01/27 ..... 1,830 1,931,851
Series 2021A-1 , GO , 5.00% , 08/01/27 .... 12,680 13,385,721
Series 2018C , GO , 5.00% , 08/01/27 ..... 1,085 1,145,387
Series 2018A , GO , 5.00% , 08/01/27 ..... 335 353,645
Series 2008J-11 , GO , 5.00% , 08/01/27 ... 125 131,957
Series 2022B-1 , GO , 5.00% , 08/01/27 .... 3,610 3,810,919
Series 2023F-1 , GO , 5.00% , 08/01/27 .... 4,000 4,222,625
Series 2025, Sub-Series C-1 , GO ,
5.00% , 09/01/27 ................ 3,000 3,172,493
Series 2021B-1 , GO , 5.00% , 11/01/27 .... 16,000 16,977,323
Series 2024C , GO , 5.00% , 03/01/28 ..... 1,750 1,868,948
Series 2008L-6 , GO , 5.00% , 04/01/28 .... 2,035 2,176,796
Series 2021A-1 , GO , 5.00% , 08/01/28 .... 5,000 5,382,519
Series E , GO , 5.00% , 08/01/28 ........ 3,300 3,398,014
Series 2018-1 , GO , 5.00% , 08/01/28 ..... 2,750 2,891,729
Series 2008J-5 , GO , 5.00% , 08/01/28 .... 2,725 2,933,473
Series 2023F-1 , GO , 5.00% , 08/01/28 .... 4,925 5,301,781
Series 2023B-1 , GO , 5.00% , 10/01/28 .... 1,125 1,214,851
Series 2024C , GO , 5.00% , 03/01/29 ..... 2,750 2,990,550
Series 2024D , GO , 5.00% , 04/01/29 ..... 10,000 10,891,026
Series 2021-1 , GO , 5.00% , 04/01/29 ..... 4,140 4,508,885
Series 2006I, Sub-Series I-A , GO ,
5.00% , 04/01/29 ................ 100 108,910
Series 2021A-1 , GO , 5.00% , 08/01/29 .... 10,335 11,323,333
Series 2025A , GO , 5.00% , 08/01/29 ..... 7,500 8,217,223
Series C , GO , 5.00% , 08/01/29 ........ 12,665 12,906,681
Series E , GO , 5.00% , 08/01/29 ........ 445 458,030
Series 2025, Sub-Series C-1 , GO ,
5.00% , 09/01/29 ................ 2,500 2,743,168
Series 2014I-2 , GO , VRDN ( JPMorgan Chase
Bank NA SBPA ), 1.70% , 03/03/25
(c)
... 11,900 11,900,000
Security
Par (000)
Par (000) Value
New York (continued)
Series 2018B-4 , GO , VRDN ( Barclays Bank
plc SBPA ), 1.35% , 03/03/25
(c)
....... USD 1,150 $ 1,150,000
Empire State Development Corp.
Series 2015A , RB , 5.00% , 03/15/25 ..... 680 680,519
Series 2016A , RB , 5.00% , 03/15/25 ..... 3,655 3,657,787
Series 2017A , RB , 5.00% , 03/15/25 ..... 260 260,198
Series 2020C , RB , 5.00% , 03/15/25 ..... 3,240 3,242,471
Series 2020E , RB , 5.00% , 03/15/25 ..... 5,175 5,178,946
Series 2016A , RB , 5.00% , 03/15/26 ..... 5,100 5,230,157
Series 2017C , RB , 5.00% , 03/15/26 ..... 1,100 1,128,025
Series 2020E , RB , 5.00% , 03/15/26 ..... 10,000 10,254,770
Series 2021A , RB , 5.00% , 03/15/26 ..... 25,155 25,795,874
Series 2017C , RB , 5.00% , 03/15/27 ..... 11,400 11,973,275
Series 2020C , RB , 5.00% , 03/15/27 ..... 4,020 4,215,092
Series 2022A , RB , 5.00% , 09/15/27 ..... 25,130 26,688,389
Series 2017A , RB , 5.00% , 03/15/28 ..... 2,615 2,746,501
Series 2022A , RB , 5.00% , 09/15/28 ..... 33,000 35,787,606
Series 2020A , RB , 5.00% , 03/15/29 ..... 190 208,084
Hudson Yards Infrastructure Corp.
Series 2017A , RB , 5.00% , 02/15/26 ..... 520 531,624
Series 2017A , RB , 5.00% , 02/15/27 ..... 10,005 10,502,273
Long Island Power Authority
Series 2021 , RB , 1.00% , 09/01/25 ...... 8,075 7,968,101
Series 2021A , RB , 5.00% , 09/01/26 ..... 810 839,509
Series 1998A , RB , 0.00% , 12/01/26 ( AGM )
(b)
1,500 1,424,520
Series 2019A , RB , 5.00% , 09/01/27 ..... 1,800 1,907,432
Series 2024A , RB , 5.00% , 09/01/27 ..... 700 741,779
Series 2023F , RB , 5.00% , 09/01/28 ..... 3,340 3,609,852
Series 2024A , RB , 5.00% , 09/01/28 ..... 1,000 1,080,794
Series 2024A , RB , 5.00% , 09/01/29 ..... 625 686,861
Series 2023D , RB , VRDN ( Barclays Bank plc
LOC ), 1.75% , 03/10/25
(c)
........... 3,300 3,300,000
Series 2020B , RB , VRDN 0.85% , 09/01/25
(c)
7,000 6,908,394
Series 2021B , RB , VRDN 1.50% , 09/01/26
(c)
390 378,904
Series 2022B , RB , VRDN 5.00% , 09/01/27
(c)
4,185 4,352,706
Metropolitan Transportation Authority
Series 2015F , RB , 5.00% , 11/15/25 ...... 1,880 1,909,746
Series A-2 , RB , 5.00% , 11/15/25 ....... 4,850 4,926,737
Series 2017B , RB , 5.00% , 11/15/25 ..... 560 568,860
Series 2017C-1 , RB , 5.00% , 11/15/25 .... 3,530 3,585,852
Series 2018B , RB , 5.00% , 11/15/25 ..... 1,715 1,742,135
Series 2020E , RB , 4.00% , 11/15/26 ..... 2,000 2,040,970
Series 2017C-1 , RB , 5.00% , 11/15/26 .... 9,430 9,780,258
Series 2016B , RB , 5.00% , 11/15/26 ..... 12,295 12,751,672
Series A-2 , RB , 5.00% , 11/15/26 ....... 500 518,571
Series 2016D , RB , 5.00% , 11/15/27 ..... 1,300 1,344,214
Series 2020E , RB , 5.00% , 11/15/27 ..... 5,000 5,282,353
Series 2020E , RB , 5.00% , 11/15/28 ..... 6,500 6,975,934
Series A-2 , RB , 5.00% , 11/15/28 ....... 9,110 9,497,164
Series 2017C-1 , RB , 5.00% , 11/15/28 .... 1,720 1,829,142
Series 2016D , RB , 5.00% , 11/15/28 ..... 2,000 2,064,799
Series 2018B , RB , 5.00% , 11/15/28 ..... 1,400 1,502,509
Series 2016D , RB , 5.00% , 11/15/29 ..... 1,865 1,923,300
Series 2015E-3 , RB , VRDN ( Bank of America
NA LOC ), 1.50% , 03/03/25
(c)
........ 7,965 7,965,000
Metropolitan Transportation Authority Dedicated
Tax Fund, Series 2016A, RB, 5.25%, 11/15/29 11,530 11,980,582
New York City Municipal Water Finance Authority
Series 2020CC-2 , RB , 5.00% , 06/15/25 ... 860 865,918
Series 2020FF , RB , 5.00% , 06/15/25 .... 705 709,852
Series 2021DD , RB , 5.00% , 06/15/25 .... 8,130 8,185,948
Series 2015FF , RB , 5.00% , 06/15/26 .... 55 55,364
Series 2015HH , RB , 5.00% , 06/15/27 .... 10 10,061
Series 2022BB-2 , RB , 5.00% , 06/15/27 ... 145 147,516
Series 2022CC-2 , RB , 5.00% , 06/15/27 ... 4,645 4,725,604

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2025
iShares
®
Short-Term National Muni Bond ETF
90
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2015HH , RB , 5.00% , 06/15/28 .... USD 4,725 $ 4,754,219
Series 2022AA-2 , RB , 5.00% , 06/15/28 ... 1,750 1,819,131
Series 2024BB-2 , RB , 5.00% , 06/15/28 ... 5,670 6,118,222
Series 2024BB-2 , RB , 5.00% , 06/15/29 ... 3,250 3,574,764
Series 2009BB-2 , RB , VRDN ( UBS AG
SBPA ), 1.60% , 03/03/25
(c)
.......... 31,800 31,800,000
Series DD-1 , RB , VRDN ( TD Bank NA SBPA ),
1.50% , 03/03/25
(c)
............... 4,450 4,450,000
Series 2011FF-2 , RB , VRDN ( JPMorgan
Chase Bank NA SBPA ), 1.70% , 03/03/25
(c)
1,930 1,930,000
Series 2023CC , RB , VRDN ( Barclays Bank
plc SBPA ), 1.35% , 03/03/25
(c)
....... 1,825 1,825,000
New York City Transitional Finance Authority
Series B , RB , 4.00% , 08/01/25 ......... 550 552,828
Series 2019A-1 , RB , 5.00% , 08/01/25 .... 1,185 1,195,579
Series B-1 , RB , 5.00% , 08/01/25 ....... 2,120 2,140,162
Series 2021A , RB , 5.00% , 11/01/25 ..... 1,510 1,533,572
Series 2022B-1 , RB , 5.00% , 08/01/26 .... 780 804,704
Series 2019A-1 , RB , 5.00% , 08/01/27 .... 3,020 3,182,965
Series 2024B , RB , 5.00% , 05/01/28 ..... 4,000 4,276,594
Series 2025C , RB , 5.00% , 05/01/28 ..... 3,000 3,207,446
Series 2024D-1 , RB , 5.00% , 11/01/28 .... 12,670 13,668,524
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/28 ................ 8,000 8,630,481
Series 2024G-1 , RB , 5.00% , 05/01/29 .... 8,285 9,016,256
Series 2025C, Sub-Series C-1 , RB ,
5.00% , 05/01/29 ................ 1,250 1,360,328
Series 2025D , RB , 5.00% , 05/01/29 ..... 1,820 1,980,638
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/29 ................ 20,850 22,886,684
Series 2025E , RB , 5.00% , 11/01/29 ..... 9,800 10,757,290
Series 2025F, Sub-Series F-1 , RB ,
5.00% , 11/01/29 ................ 3,500 3,841,889
Series 2025, Sub-Series C-4 , RB , VRDN
( Sumitomo Mitsui Banking Corp. LOC ),
1.84% , 03/10/25
(c)
............... 4,000 4,000,000
New York City Transitional Finance Authority
Building Aid
Series 2015S-2 , RB , 5.00% , 07/15/25 ( SAW ) 125 126,126
Series 2019S-3A , RB , 5.00% , 07/15/25
( SAW ) ....................... 1,285 1,296,578
Series S-1 , RB , 5.00% , 07/15/25 ( SAW ) .. 135 136,191
Series 2019S-2A , RB , 5.00% , 07/15/26
( SAW ) ....................... 2,035 2,098,637
Series 2015S-2 , RB , 5.00% , 07/15/27 ( SAW ) 170 171,396
Series 2018S-4A , RB , 5.00% , 07/15/27
( SAW ) ....................... 150 158,733
Series 2019S-2A , RB , 5.00% , 07/15/27
( SAW ) ....................... 125 132,278
Series 2019S-3A , RB , 5.00% , 07/15/27
( SAW ) ....................... 205 216,887
Series S-1 , RB , 5.00% , 07/15/27 ( SAW ) .. 280 296,302
Series S-1 , RB , 5.00% , 07/15/29 ( SAW ) .. 150 158,081
New York City Transitional Finance Authority
Future Tax Secured
Series 2015C , RB , 5.00% , 11/01/25 ..... 995 998,383
Series 2023B-1 , RB , 5.00% , 11/01/25 .... 1,210 1,229,035
Series 2021F-1 , RB , 5.00% , 11/01/25 .... 8,540 8,674,346
Series C , RB , 5.00% , 11/01/25 ......... 1,450 1,472,811
Series 2022A-1 , RB , 5.00% , 11/01/25 .... 3,180 3,230,026
Series 2024A-1 , RB , 5.00% , 05/01/26 .... 2,700 2,775,361
Series B , RB , 5.00% , 08/01/26 ......... 350 360,974
Series 2023C-1 , RB , 5.00% , 11/01/26 .... 2,000 2,079,947
Series 2023B-1 , RB , 5.00% , 11/01/26 .... 8,980 9,338,960
Series 2022D-1 , RB , 5.00% , 11/01/26 .... 3,715 3,863,501
Security
Par (000)
Par (000) Value
New York (continued)
Series 2022A-1 , RB , 5.00% , 11/01/26 .... USD 10,545 $ 10,966,518
Series C , RB , 5.00% , 11/01/26 ......... 4,000 4,070,461
Series 2021F-1 , RB , 5.00% , 11/01/26 .... 12,070 12,552,478
Series 2021A , RB , 5.00% , 11/01/26 ..... 6,045 6,286,639
Series 2015C , RB , 5.00% , 11/01/26 ..... 2,600 2,608,839
Series 2021A , RB , 5.00% , 11/01/27 ..... 1,075 1,138,956
Series 2023B-1 , RB , 5.00% , 11/01/27 .... 12,525 13,270,160
Series 2023E-1 , RB , 5.00% , 11/01/27 .... 15,480 16,400,964
Series 2021G-1 , RB , 5.00% , 11/01/27 .... 2,925 3,099,019
Series 2022A-1 , RB , 5.00% , 11/01/27 .... 475 503,260
Series 2023E-1 , RB , 5.00% , 11/01/28 .... 5,560 5,998,184
Series B , RB , 5.00% , 08/01/29 ......... 1,275 1,311,007
Series 2019, Sub-Series B-4 , RB , VRDN
( JPMorgan Chase Bank NA SBPA ),
1.70% , 03/03/25
(c)
............... 2,790 2,790,000
Series 2016E-4 , RB , VRDN ( JPMorgan
Chase Bank NA SBPA ), 1.70% , 03/03/25
(c)
745 745,000
Series 2019A-4 , RB , VRDN ( JPMorgan
Chase Bank NA SBPA ), 1.70% , 03/03/25
(c)
900 900,000
New York Power Authority, Series 2022A, RB,
5.00%, 11/15/25 (AGM) ............ 1,450 1,474,081
New York State Dormitory Authority
Series 2018E , RB , 5.00% , 03/15/25 ..... 120 120,094
Series 2019A , RB , 5.00% , 03/15/25 ..... 4,675 4,678,533
Series 2017A , RB , 5.00% , 03/15/25 ..... 815 815,635
Series 2016A , RB , 5.00% , 03/15/25 ..... 1,900 1,901,481
Series 2020A , RB , 5.00% , 03/15/25 ..... 5,015 5,018,790
Series 2022A , RB , 5.00% , 03/15/25 ..... 5,755 5,759,350
Series 2015A , RB , 5.00% , 03/15/25 ..... 960 960,719
Series 2015E , RB , 5.00% , 03/15/25 ..... 180 180,136
Series 2018C , RB , 5.00% , 03/15/25 ..... 2,295 2,296,789
Series 2005B , RB , 5.50% , 03/15/25 ( AMBAC ) 1,595 1,596,503
Series 2020A , RB , 5.00% , 09/15/25 ..... 1,135 1,149,745
Series 2015A , RB , 5.00% , 10/01/25 ..... 2,240 2,272,495
Series 2017B-1 , RB , 5.00% , 02/15/26 .... 710 725,854
Series 2019D , RB , 5.00% , 02/15/26 ..... 1,935 1,980,276
Series 2016D , RB , 5.00% , 02/15/26 ..... 1,185 1,211,127
Series 2017A , RB , 5.00% , 02/15/26 ..... 3,335 3,410,879
Series 2021A , RB , 5.00% , 03/15/26 ..... 3,705 3,799,392
Series 2021E , RB , 5.00% , 03/15/26 ..... 13,755 14,105,436
Series 2019A , RB , 5.00% , 03/15/26 ..... 535 548,630
Series 2018E , RB , 5.00% , 03/15/26 ..... 670 687,099
Series 2018C , RB , 5.00% , 03/15/26 ..... 525 538,398
Series 2018A , RB , 5.00% , 03/15/26 ..... 295 302,097
Series 2015A , RB , 5.00% , 03/15/26 ..... 2,045 2,046,532
Series 2015B , RB , 5.00% , 03/15/26 ..... 1,340 1,357,423
Series 2015E , RB , 5.00% , 03/15/26 ..... 3,095 3,134,088
Series 2017A , RB , 5.00% , 03/15/26 ..... 775 794,779
Series 2016A , RB , 5.00% , 03/15/26 ..... 765 784,523
Series 2019D , RB , 5.00% , 02/15/27 ..... 4,495 4,698,979
Series 2017A , RB , 5.00% , 02/15/27 ..... 320 334,995
Series 2019A , RB , 5.00% , 03/15/27 ..... 5,735 6,015,237
Series 2018A , RB , 5.00% , 03/15/27 ..... 9,565 10,032,387
Series 2018C , RB , 5.00% , 03/15/27 ..... 4,625 4,857,579
Series 2021A , RB , 5.00% , 03/15/28 ..... 14,180 15,180,673
Series 2016A , RB , 5.00% , 03/15/28 ..... 1,210 1,251,650
Series 2020A , RB , 5.00% , 03/15/28 ..... 7,750 8,303,083
Series 2021E , RB , 5.00% , 03/15/28 ..... 18,130 19,409,421
Series 2022A , RB , 5.00% , 03/15/28 ..... 6,315 6,765,674
Series 2024A , RB , 5.00% , 07/01/28 ..... 15,000 15,903,501
Series 2024A , RB , 5.00% , 10/01/28 ( AGM,
SAW ) ....................... 2,900 3,137,377
Series 2017A , RB , 5.00% , 02/15/29 ..... 10,000 10,468,599
Series 2024B , RB , 5.00% , 03/15/29 ..... 2,750 3,004,753
Series 2024A , RB , 5.00% , 03/15/29 ..... 2,000 2,180,466

Schedule of Investments
(continued)
February 28, 2025
iShares
®
Short-Term National Muni Bond ETF
Schedule of Investments
91
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2023A , RB , 5.00% , 03/15/29 ..... USD 11,630 $ 12,679,409
Series 2016A , RB , 5.00% , 07/01/29 ..... 315 325,244
Series 2016A , RB , 5.00% , 03/15/30 ..... 10,000 10,303,226
New York State Environmental Facilities Corp.
Series 2022A , RB , 5.00% , 06/15/25 ..... 2,090 2,104,203
Series 2015D , RB , 5.00% , 09/15/25 ..... 1,590 1,592,793
Series 2016A , RB , 4.00% , 06/15/26 ..... 25 25,480
Series 2017A , RB , 5.00% , 06/15/27 ..... 3,775 3,982,197
Series 2018A , RB , 5.00% , 06/15/27 ..... 70 73,842
Series 2021A , RB , 5.00% , 06/15/27 ..... 650 685,676
Series 2022A , RB , 5.00% , 06/15/27 ..... 2,750 2,900,938
Series 2016A , RB , 5.00% , 06/15/29 ..... 4,345 4,462,091
Series 2024A , RB , 5.00% , 06/15/29 ..... 10,000 10,973,689
New York State Thruway Authority
Series 2021A-1 , RB , 5.00% , 03/15/25 .... 4,935 4,938,848
Series L , RB , 5.00% , 01/01/26 ......... 1,300 1,326,608
Series 2021A-1 , RB , 5.00% , 03/15/26 .... 5,140 5,270,952
Series 2016A , RB , 5.00% , 01/01/27 ..... 500 508,672
Series P , RB , 5.00% , 01/01/29 ......... 3,710 4,044,863
Series Q , RB , 5.00% , 01/01/29 ........ 10,000 10,902,596
Series 2021A-1 , RB , 5.00% , 03/15/29 .... 5,000 5,445,165
Series Q , RB , 5.00% , 01/01/30 ........ 10,000 11,112,064
Port Authority of New York & New Jersey
Series 245 , RB , 5.00% , 09/01/25 ....... 5,805 5,873,295
Series 194 , RB , 5.00% , 10/15/25 ....... 1,050 1,065,424
Series 205 , RB , 5.00% , 11/15/25 ....... 1,220 1,240,261
Series 230 , RB , 4.00% , 12/01/25 ....... 355 358,902
Series 189 , RB , 5.00% , 05/01/26 ....... 215 215,842
Series 194 , RB , 5.00% , 10/15/26 ....... 270 273,478
Series 205 , RB , 5.00% , 11/15/26 ....... 580 603,531
Series 230 , RB , 4.00% , 12/01/26 ....... 415 425,920
Series 222 , RB , 5.00% , 07/15/27 ....... 510 539,571
Series 194 , RB , 5.00% , 10/15/27 ....... 345 349,533
Series 230 , RB , 4.00% , 12/01/27 ....... 665 690,929
Series 230 , RB , 4.00% , 12/01/28 ....... 1,500 1,576,276
Series 243 , RB , 5.00% , 12/01/28 ....... 5,835 6,345,255
Triborough Bridge & Tunnel Authority
Series 2021C-1A , RB , 5.00% , 05/15/25 ... 3,500 3,516,010
Series 2021A , RB , 5.00% , 11/01/25 ..... 2,480 2,519,671
Series 2017C-1 , RB , 5.00% , 11/15/25 .... 5,530 5,628,046
Series 2018B , RB , 5.00% , 11/15/25 ..... 4,410 4,488,188
Series 2022B , RB , 4.00% , 05/15/26 ..... 5,000 5,084,351
Series 2017C-1 , RB , 5.00% , 11/15/26 .... 4,950 5,165,146
Series 2022E-1 , RB , 5.00% , 11/15/27 .... 5,635 5,964,006
Series 2022E-2B , RB , 5.00% , 11/15/27 ... 5,965 6,313,274
Series 2023A , RB , 5.00% , 11/15/27 ..... 9,000 9,581,503
Series 2022B , RB , 5.00% , 05/15/28 ..... 3,500 3,760,262
Series 2022D-1A , RB , 5.00% , 11/15/28 ... 990 1,073,833
Series 2023A , RB , 5.00% , 11/15/28 ..... 485 526,605
Series 2023B , RB , 5.00% , 11/15/28 ..... 5,000 5,394,194
Series 2024A, Sub-Series A-2 , RB ,
5.00% , 11/15/29 ................ 1,040 1,149,098
Series B , RB , 5.00% , 11/15/29 ......... 4,025 4,222,234
Series 2021A-2 , RB , VRDN
2.00% , 05/15/26
(c)
............... 1,950 1,912,742
Series 2021B-2 , RB , VRDN
5.00% , 05/15/26
(c)
............... 2,000 2,048,623
Series 2021C-1B , RB , VRDN
5.00% , 05/15/26
(c)
............... 2,500 2,560,779
Utility Debt Securitization Authority
Series 2016A , RB , 5.00% , 06/15/27 ..... 3,245 3,265,067
Series 2022TE-1 , RB , 5.00% , 12/15/27 ... 3,500 3,559,914
Series 2016A , RB , 5.00% , 06/15/28 ..... 4,965 5,114,043
Series 2016A , RB , 5.00% , 12/15/28 ..... 1,565 1,611,979
Security
Par (000)
Par (000) Value
New York (continued)
Series 2023TE-1 , RB , 5.00% , 12/15/28 ... USD 3,000 $ 3,125,017
1,174,306,840
North Carolina — 2.4%
City of Charlotte
Series 2021B , COP , 5.00% , 12/01/25 .... 2,305 2,345,250
Series 2021A , GO , 5.00% , 06/01/26 ..... 1,455 1,498,165
City of Charlotte Water & Sewer System, Series
2015, RB, 5.00%, 07/01/27 .......... 1,500 1,510,543
City of Greensboro, Series 2018B, GO,
5.00%, 10/01/28 ................. 2,360 2,553,091
City of Raleigh
Series 2020A , RB , 5.00% , 06/01/25 ..... 125 125,696
Series 2016A , GO , 5.00% , 09/01/25 ..... 270 273,117
Series 2016A , GO , 5.00% , 09/01/26 ..... 3,095 3,204,521
City of Raleigh Combined Enterprise System,
Series 2023, RB, 5.00%, 09/01/27 ...... 1,110 1,174,622
City of Winston-Salem Water & Sewer System,
Series 2020A, RB, 5.00%, 06/01/26 ..... 5,045 5,193,414
County of Buncombe, Series 2015, RB,
5.00%, 06/01/28 ................. 1,475 1,482,071
County of Cabarrus
Series 2024B , RB , 5.00% , 08/01/26 ..... 4,510 4,654,228
Series 2024B , RB , 5.00% , 08/01/29 ..... 1,250 1,370,055
County of Forsyth, Series 2021B, GO,
4.00%, 03/01/26 ................. 130 131,893
County of Guilford
Series 2017 , GO , 5.00% , 03/01/25 ...... 5,030 5,030,000
Series 2017B , GO , 5.00% , 05/01/26 ..... 70 71,921
Series 2017 , GO , 5.00% , 03/01/27 ...... 1,000 1,047,451
Series 2017B , GO , 5.00% , 05/01/27 ..... 1,500 1,576,801
Series 2024 , GO , 5.00% , 03/01/28 ...... 5,000 5,347,143
Series 2025 , GO , 5.00% , 03/01/30
(a)
..... 1,455 1,613,916
County of Johnston, Series 2015, GO,
4.00%, 02/01/26 ................. 20 20,251
County of Mecklenburg
Series 2017A , GO , 5.00% , 04/01/25 ..... 40 40,070
Series 2019 , GO , 5.00% , 03/01/26 ...... 1,150 1,177,060
Series 2022 , GO , 5.00% , 09/01/26 ...... 1,125 1,164,810
Series 2016B , GO , 5.00% , 12/01/26 ..... 1,780 1,853,484
Series 2017A , GO , 5.00% , 04/01/27 ..... 55 57,713
Series 2015A , GO , 5.00% , 04/01/28 ..... 5,000 5,008,191
County of Wake
Series 2010C , GO , 5.00% , 03/01/25 ..... 2,915 2,915,000
Series 2018A , GO , 5.00% , 03/01/25 ..... 360 360,000
Series 2016A , GO , 5.00% , 03/01/26 ..... 80 81,882
Series 2021 , RB , 5.00% , 03/01/26 ...... 1,675 1,714,413
Series 2021 , GO , 5.00% , 04/01/26 ...... 5,845 5,993,965
Series 2022A , GO , 5.00% , 02/01/27 ..... 10,725 11,210,403
Series 2019A , GO , 5.00% , 03/01/27 ..... 2,625 2,749,559
Series 2021 , GO , 5.00% , 04/01/27 ...... 1,245 1,306,412
Series 2023A , GO , 5.00% , 05/01/27 ..... 10,615 11,158,496
Series 2023A , GO , 5.00% , 05/01/28 ..... 2,515 2,699,104
North Carolina Capital Facilities Finance Agency
Series 2015B , RB , 5.00% , 10/01/41 ..... 1,580 1,600,374
Series 2015B , RB , 5.00% , 10/01/55 ..... 15,200 15,396,004
North Carolina Municipal Power Agency No. 1
Series A , RB , 5.00% , 01/01/26 ......... 690 702,980
Series A , RB , 5.00% , 01/01/27 ......... 1,845 1,875,024
Series 2016A , RB , 5.00% , 01/01/28 ..... 1,250 1,281,869
Series C , RB , 5.00% , 01/01/29 ......... 3,115 3,164,120
North Carolina Turnpike Authority, Series 2017,
RB, 5.00%, 01/01/28 (AGM) .......... 1,500 1,553,632
State of North Carolina
Series 2021 , RB , 5.00% , 03/01/25 ...... 1,500 1,500,000

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2025
iShares
®
Short-Term National Muni Bond ETF
92
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
North Carolina (continued)
Series 2019 , RB , 5.00% , 03/01/25 ...... USD 3,380 $ 3,380,000
Series 2017B , RB , 5.00% , 05/01/25 ..... 520 521,857
Series 2014C , RB , 5.00% , 05/01/25 ..... 5,000 5,008,157
Series 2020B , RB , 5.00% , 05/01/25 ..... 10,085 10,121,007
Series 2013B , GO , 5.00% , 06/01/25 ..... 1,350 1,357,617
Series 2014B , RB , 5.00% , 06/01/25 ..... 3,535 3,554,334
Series 2019B , GO , 5.00% , 06/01/25 ..... 310 311,749
Series 2016A , GO , 5.00% , 06/01/25 ..... 1,320 1,327,448
Series 2021 , RB , 5.00% , 03/01/26 ...... 1,645 1,682,565
Series 2019 , RB , 5.00% , 03/01/26 ...... 170 173,882
Series 2014C , RB , 5.00% , 05/01/26 ..... 535 537,033
Series 2019A , RB , 5.00% , 05/01/26 ..... 435 446,738
Series 2017B , RB , 5.00% , 05/01/26 ..... 270 277,285
Series 2022A , RB , 5.00% , 05/01/26 ..... 70 71,889
Series 2018A , GO , 5.00% , 06/01/26 ..... 12,770 13,150,434
Series 2015 , RB , 5.00% , 03/01/27 ...... 4,955 4,962,310
Series 2019A , RB , 5.00% , 05/01/27 ..... 210 220,526
Series 2014C , RB , 5.00% , 05/01/27 ..... 120 120,219
Series 2017B , RB , 5.00% , 05/01/27 ..... 875 918,857
Series 2019B , GO , 5.00% , 06/01/27 ..... 9,760 10,286,782
Series 2020A , GO , 5.00% , 06/01/27 ..... 2,235 2,355,631
Series 2022A , RB , 5.00% , 05/01/28 ..... 2,650 2,839,816
Series 2017B , RB , 5.00% , 05/01/28 ..... 3,830 4,014,997
Series 2016B , GO , 5.00% , 06/01/28 ..... 8,565 8,805,589
Series 2020A , GO , 5.00% , 06/01/28 ..... 10,335 11,109,473
Series 2015 , RB , 5.00% , 03/01/29 ...... 2,600 2,603,417
Series 2013A , RB , 3.00% , 05/01/29 ..... 2,055 2,049,313
Series 2020B , RB , 5.00% , 05/01/29 ..... 3,445 3,757,497
Town of Cary, Series 2021, GO, 5.00%, 09/01/26 4,590 4,753,108
University of North Carolina at Charlotte (The),
Series 2015, RB, 5.00%, 04/01/28 ...... 1,375 1,377,223
218,885,467
North Dakota — 0.2%
North Dakota Public Finance Authority
Series 2024A , RB , 5.00% , 10/01/28 ..... 10,785 11,635,907
Series 2024A , RB , 5.00% , 10/01/29 ..... 6,315 6,935,672
18,571,579
Ohio — 2.7%
American Municipal Power, Inc., Series 2023A,
RB, 5.00%, 02/15/29 .............. 4,260 4,606,327
City of Cincinnati Water System, Series C, RB,
5.00%, 12/01/29 ................. 2,520 2,608,640
City of Columbus
Series 2017A , GO , 4.00% , 04/01/25 ..... 265 265,264
Series 2019A , GO , 5.00% , 04/01/25 ..... 10 10,018
Series 2021A , GO , 5.00% , 04/01/25 ..... 3,015 3,020,315
Series 2022A , GO , 5.00% , 04/01/25 ..... 4,750 4,758,373
Series 2016-1 , GO , 5.00% , 07/01/25 ..... 930 937,095
Series 2023A , GO , 5.00% , 08/15/25 ..... 1,070 1,081,341
Series 2018A , GO , 5.00% , 04/01/26 ..... 3,070 3,148,242
Series 2019A , GO , 5.00% , 04/01/26 ..... 930 953,702
Series 2016-1 , GO , 5.00% , 07/01/26 ..... 1,650 1,701,807
Series 2016-3 , GO , 5.00% , 02/15/27 ..... 5,195 5,434,962
Series 2017-1 , GO , 4.00% , 04/01/27 ..... 155 159,331
Series 2018A , GO , 5.00% , 04/01/27 ..... 410 430,120
Series 2021A , GO , 5.00% , 04/01/27 ..... 425 445,856
Series 2022A , GO , 5.00% , 04/01/27 ..... 3,000 3,147,221
Series 2016-1 , GO , 5.00% , 07/01/27 ..... 815 838,778
Series 2022B , GO , 5.00% , 04/01/28 ..... 1,680 1,798,406
Series 2016-1 , GO , 3.00% , 07/01/28 ..... 5,830 5,833,619
Series 2023A , GO , 5.00% , 08/15/28 ..... 7,040 7,589,864
Series 2024-1 , GO , 5.00% , 02/15/29 ..... 6,765 7,358,085
Security
Par (000)
Par (000) Value
Ohio (continued)
County of Cuyahoga, Series 2020D, RB,
5.00%, 12/01/25 ................. USD 5,000 $ 5,079,871
County of Hamilton Sewer System
Series 2020A , RB , 5.00% , 12/01/25 ..... 1,295 1,317,324
Series 2019A , RB , 5.00% , 12/01/27 ..... 5,000 5,312,579
Northeast Ohio Regional Sewer District, Series
2024, RB, 5.00%, 11/15/29 .......... 5,000 5,509,579
Ohio State University (The)
Series 2021A , RB , 5.00% , 12/01/25 ..... 1,700 1,729,489
Series 2021A , RB , 5.00% , 12/01/26 ..... 905 942,117
Ohio Turnpike & Infrastructure Commission,
Series 2022A, RB, 5.00%, 02/15/29 ..... 1,460 1,581,537
Ohio Water Development Authority
Series 2019 , RB , 5.00% , 06/01/25 ...... 1,500 1,508,538
Series 2019A , RB , 5.00% , 06/01/25 ..... 1,650 1,659,391
Series 2016 , RB , 5.00% , 06/01/26 ...... 1,970 2,029,179
Series 2016B , RB , 5.00% , 06/01/27 ..... 150 155,900
Series 2018 , RB , 5.00% , 06/01/28 ...... 21,555 22,990,184
Series 2023A , RB , 5.00% , 12/01/28 ..... 2,000 2,167,949
Series 2019 , RB , 5.00% , 12/01/29 ...... 5,630 6,175,223
Ohio Water Development Authority Water
Pollution Control Loan Fund
Series 2015A , RB , 5.00% , 12/01/25 ..... 2,605 2,651,459
Series 2020B , RB , 5.00% , 06/01/27 ..... 165 173,639
Series 2020A , RB , 5.00% , 06/01/29 ..... 1,090 1,191,930
State of Ohio
Series 2021A , GO , 5.00% , 05/01/25 ..... 1,420 1,425,233
Series U , GO , 5.00% , 05/01/25 ........ 2,665 2,674,821
Series 2022A , GO , 4.00% , 06/15/25 ..... 3,375 3,387,726
Series 2020B , GO , 5.00% , 08/01/25 ..... 7,470 7,542,054
Series 2017C , GO , 5.00% , 08/01/25 ..... 4,250 4,290,998
Series 2020B , GO , 5.00% , 09/15/25 ..... 3,370 3,412,522
Series 2015A , GO , 5.00% , 09/15/25 ..... 585 592,381
Series 2017B , GO , 5.00% , 09/15/25 ..... 6,030 6,106,085
Series 2024-1 , RB , 5.00% , 12/15/25 ..... 3,250 3,309,544
Series 2018-1 , RB , 5.00% , 12/15/25 ..... 145 147,657
Series 2020C , GO , 5.00% , 03/01/26 ..... 45 46,072
Series 2021C , GO , 5.00% , 03/15/26 ..... 3,200 3,279,212
Series 2018A , RB , 5.00% , 04/01/26 ..... 225 230,710
Series 2019A , GO , 5.00% , 05/01/26 ..... 6,230 6,403,165
Series 2017A , GO , 5.00% , 05/01/26 ..... 8,755 8,786,052
Series U , GO , 5.00% , 05/01/26 ........ 9,260 9,517,385
Series 2022A , GO , 4.00% , 06/15/26 ..... 2,800 2,850,925
Series 2021A , GO , 5.00% , 06/15/26 ..... 280 288,604
Series 2015A , GO , 5.00% , 08/01/26 ..... 5,685 5,870,452
Series 2017C , GO , 5.00% , 08/01/26 ..... 235 242,945
Series 2017B , GO , 5.00% , 09/15/26 ..... 680 704,998
Series 2015C , GO , 5.00% , 11/01/26 ..... 5,000 5,017,734
Series 2024-1 , RB , 5.00% , 12/15/26 ..... 2,500 2,605,076
Series 2021-1A , RB , 5.00% , 12/15/26 .... 75 78,152
Series 2021A , GO , 5.00% , 03/01/27 ..... 1,870 1,959,478
Series U , GO , 5.00% , 05/01/27 ........ 255 267,989
Series 2017A , GO , 5.00% , 05/01/27 ..... 9,815 9,849,812
Series 2019A , GO , 5.00% , 06/15/27 ..... 405 426,738
Series 2017C , GO , 5.00% , 08/01/27 ..... 35 36,979
Series 2021A , RB , 5.00% , 10/01/27 ..... 1,035 1,096,015
Series 2024-1 , RB , 5.00% , 12/15/27 ..... 1,500 1,595,022
Series 2022A , GO , 5.00% , 03/01/28 ..... 1,155 1,234,428
Series 2022B , GO , 5.00% , 03/01/28 ..... 1,000 1,068,768
Series 2021A , RB , 5.00% , 10/01/28 ..... 1,100 1,186,558
Series 2024-1 , RB , 5.00% , 12/15/28 ..... 1,250 1,354,782
Series S , GO , 5.00% , 05/01/29 ........ 100 102,471
Series 2025B , GO , 5.00% , 11/01/29 ..... 5,000 5,512,757
Series 2024-1 , RB , 5.00% , 12/15/29 ..... 1,500 1,654,583
Series 2018A , GO , 5.00% , 02/01/38 ..... 8,020 8,188,443

Schedule of Investments
(continued)
February 28, 2025
iShares
®
Short-Term National Muni Bond ETF
Schedule of Investments
93
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ohio (continued)
University of Cincinnati, Series 2016A, RB,
5.00%, 06/01/29 ................. USD 1,545 $ 1,583,046
Upper Arlington City School District, Series
2018A, GO, 5.00%, 12/01/48 ......... 4,125 4,389,398
238,621,024
Oklahoma — 0.3%
City of Oklahoma, Series 2022, GO,
4.00%, 03/01/28 ................. 4,900 5,079,780
Grand River Dam Authority, Series 2016A, RB,
5.00%, 06/01/27 ................. 295 306,119
Oklahoma Capitol Improvement Authority
Series 2020A , RB , 5.00% , 07/01/25 ..... 2,465 2,482,911
Series 2016 , RB , 5.00% , 07/01/28 ...... 2,890 2,970,924
Oklahoma County Independent School District
No. 89 Oklahoma City, Series 2023A, GO,
3.00%, 07/01/26 ................. 4,000 4,010,899
Oklahoma Industries Authority, Series 2024, RB,
5.00%, 04/01/29 ................. 3,020 3,263,540
Oklahoma Municipal Power Authority, Series
2021A, RB, 5.00%, 01/01/26 (AGM) ..... 6,000 6,107,909
Oklahoma Turnpike Authority
Series 2017E , RB , 5.00% , 01/01/26 ..... 810 825,371
Series 2017D , RB , 5.00% , 01/01/28 ..... 5,060 5,372,878
Oklahoma Water Resources Board
Series 2016 , RB , 5.00% , 04/01/25 ( OK
CERF ) ....................... 140 140,243
Series 2021 , RB , 5.00% , 04/01/26 ( OK
CERF ) ....................... 575 589,407
31,149,981
Oregon — 1.4%
City of Portland, Series 2021A, GO,
5.00%, 06/01/26 ................. 2,665 2,740,782
City of Portland Sewer System
Series 2015A , RB , 5.00% , 06/01/26 ..... 5,350 5,378,066
Series 2025B , RB , 5.00% , 06/01/29
(a)
.... 3,750 4,097,092
Series 2025A , RB , 5.00% , 10/01/29 ..... 2,140 2,352,267
City of Portland Water System
Series 2021B , RB , 5.00% , 05/01/26 ..... 600 615,919
Series 2016A , RB , 4.00% , 04/01/28 ..... 6,000 6,080,628
Series 2024A , RB , 5.00% , 05/01/28 ..... 2,500 2,678,114
Series 2024A , RB , 5.00% , 05/01/29 ..... 1,950 2,127,520
Clackamas & Washington Counties
School District No. 3, Series 2015, GO,
5.00%, 06/15/29 (GTD) ............. 1,550 1,559,553
Multnomah County School District No. 1 Portland
Series 2023 , GO , 5.00% , 06/15/25 ( GTD ) . 450 452,931
Series 2023 , GO , 5.00% , 06/15/28 ( GTD ) . 15,090 16,192,450
Multnomah County School District No. 7
Reynolds, Series B, GO, 0.00%, 06/15/36
(GTD)
(b)
...................... 8,500 5,203,220
Oregon State Lottery
Series 2015A , RB , 5.00% , 04/01/26 ( MO ) . 1,575 1,577,657
Series 2015D , RB , 5.00% , 04/01/26 ( MO ) . 5,595 5,604,438
Portland Community College District
Series 2018 , GO , 5.00% , 06/15/25 ...... 1,615 1,625,471
Series 2016 , GO , 5.00% , 06/15/27 ...... 1,500 1,543,314
Series 2018 , GO , 5.00% , 06/15/27 ...... 225 231,497
Series 2016 , GO , 5.00% , 06/15/28 ...... 100 102,849
Series 2018 , GO , 5.00% , 06/15/29 ...... 130 133,505
State of Oregon
Series F , GO , 5.00% , 05/01/25 ......... 950 953,501
Series 2022A , GO , 5.00% , 05/01/25 ..... 560 562,064
Series 2021A , GO , 5.00% , 05/01/25 ..... 1,500 1,505,528
Security
Par (000)
Par (000) Value
Oregon (continued)
Series 2015A , GO , 5.00% , 08/01/25 ..... USD 25 $ 25,241
Series 2023A , GO , 5.00% , 05/01/26 ..... 650 668,067
Series F , GO , 5.00% , 05/01/26 ......... 3,025 3,109,081
Series 2021A , GO , 5.00% , 05/01/26 ..... 525 539,593
Series 2019A , GO , 5.00% , 05/01/26 ..... 145 149,030
Series 2019N , GO , 5.00% , 05/01/26 ..... 2,785 2,862,410
Series 2017A , GO , 5.00% , 05/01/27 ..... 25 26,273
Series 2021A , GO , 5.00% , 05/01/27 ..... 6,140 6,452,757
Series 2015H , GO , 5.00% , 05/01/27 ..... 4,395 4,410,803
Series 2015F , GO , 5.00% , 05/01/27 ..... 2,745 2,754,870
Series 2021A , GO , 5.00% , 05/01/28 ..... 4,565 4,890,235
Series 2023A , GO , 5.00% , 05/01/28 ..... 4,710 5,045,566
Series F , GO , 5.00% , 05/01/28 ......... 4,580 4,697,510
Series 2015O , GO , 5.00% , 08/01/40 ..... 7,005 7,068,694
State of Oregon Department of Transportation
Series 2015A , RB , 5.00% , 11/15/25 ..... 835 835,885
Series A , RB , 5.00% , 11/15/25 ......... 690 701,508
Series A , RB , 5.00% , 11/15/26 ......... 1,080 1,124,183
Series 2024A , RB , 5.00% , 11/15/28 ..... 4,940 5,345,022
Series B , RB , 5.00% , 11/15/28 ......... 6,385 6,698,415
Series 2024 , RB , 5.00% , 05/15/29 ...... 750 817,913
Series B , RB , 5.00% , 11/15/29 ......... 3,800 3,985,695
Tri-County Metropolitan Transportation District of
Oregon, Series 2018A, RB, 5.00%, 10/01/29 5,020 5,328,451
130,855,568
Pennsylvania — 2.7%
City of Philadelphia
Series 2019A , GO , 5.00% , 08/01/25 ..... 2,165 2,184,011
Series 2019B , GO , 5.00% , 02/01/28 ..... 2,000 2,118,331
City of Philadelphia Water & Wastewater
Series 2015B , RB , 5.00% , 07/01/28 ..... 2,640 2,656,876
Series 2024C , RB , 5.00% , 09/01/29 ( AGC ) 10,355 11,277,663
Commonwealth of Pennsylvania
Series 2020-1 , GO , 5.00% , 05/01/25 ..... 5,000 5,017,525
Series 2016 , GO , 5.00% , 09/15/25 ...... 3,645 3,689,438
Series 2017 , GO , 5.00% , 01/01/26 ...... 2,875 2,929,796
Series 2016 , GO , 5.00% , 02/01/26 ...... 1,170 1,194,620
Series 2019 , GO , 5.00% , 07/15/26 ...... 5,000 5,158,218
Series 2015 , GO , 3.25% , 08/15/26 ...... 100 100,197
Series 2024 , GO , 5.00% , 08/15/26 ...... 10,000 10,335,963
Series 2016 , GO , 5.00% , 09/15/26 ...... 2,985 3,091,079
Series 2017 , GO , 5.00% , 01/01/27 ...... 1,640 1,709,461
Series 2018-1 , GO , 5.00% , 03/01/27 ..... 11,080 11,592,530
Series 2020-1 , GO , 5.00% , 05/01/27 ..... 200 209,843
Series 2022-1 , GO , 5.00% , 10/01/27 ..... 14,800 15,661,100
Series 2018-1 , GO , 5.00% , 03/01/28 ..... 25,220 26,909,284
Series 2016 , GO , 5.00% , 09/15/28 ...... 2,465 2,544,454
Series 2017 , GO , 4.00% , 01/01/29 ...... 7,950 8,091,987
Series 2016 , GO , 5.00% , 02/01/29 ...... 1,300 1,326,408
Series 2018-1 , GO , 3.20% , 03/01/29 ..... 5,000 4,986,567
Series 1 , GO , 5.00% , 03/15/29 ........ 2,090 2,093,432
Series 2015 , GO , 4.00% , 08/15/29 ( AGM ) . 1,400 1,405,710
Series 2023-1 , GO , 5.00% , 09/01/29 ..... 11,390 12,490,497
Series 2016 , GO , 5.00% , 09/15/29 ...... 5,265 5,430,698
County of Montgomery
Series 2022 , GO , 5.00% , 07/01/25 ...... 3,190 3,214,022
Series 2022 , GO , 5.00% , 07/01/26 ...... 2,260 2,330,960
Delaware River Joint Toll Bridge Commission,
Series 2019B, RB, 5.00%, 07/01/25 ..... 350 352,474
Delaware River Port Authority, Series 2018B,
RB, 5.00%, 01/01/26 .............. 1,100 1,120,511
Pennsylvania Higher Educational Facilities
Authority, Series B, RB, 5.00%, 10/01/26 .. 1,675 1,697,060

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2025
iShares
®
Short-Term National Muni Bond ETF
94
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Pennsylvania State University (The), Series
2020E, RB, 5.00%, 03/01/25 ......... USD 770 $ 770,000
Pennsylvania Turnpike Commission
Series 1 , RB , 5.00% , 06/01/25 ......... 1,005 1,010,273
Series 2016B , RB , 5.00% , 06/01/25 ..... 3,000 3,015,592
Series 2019 , RB , 5.00% , 12/01/25 ...... 245 249,041
Series A-2 , RB , 5.00% , 12/01/25 ....... 1,300 1,321,443
Series 2019A , RB , 5.00% , 12/01/26 ..... 750 779,005
Series 2025-2 , RB , 5.00% , 12/01/26
(a)
.... 3,000 3,116,517
Series A-2 , RB , 5.00% , 12/01/26 ....... 935 971,485
Series 2016B , RB , 5.00% , 06/01/27 ..... 19,700 20,212,135
Series 2016B-2 , RB , 5.00% , 06/01/28 .... 825 846,556
Series 2024 , RB , 5.00% , 12/01/28 ...... 2,870 3,095,609
Series 2016-2B , RB , 5.00% , 06/01/29 .... 7,925 8,129,804
Series 2017A , RB , 5.00% , 12/01/29 ..... 1,085 1,123,848
Series 2024 , RB , 5.00% , 12/01/29 ...... 1,160 1,272,712
Series 2025-2 , RB , 5.00% , 12/01/29
(a)
.... 3,000 3,299,616
Series 2019-2 , RB , VRDN ( TD Bank NA
LOC ), 1.85% , 03/10/25
(c)
........... 8,855 8,855,000
Philadelphia Gas Works Co.
Series 17B , RB , 5.00% , 08/01/27 ....... 1,000 1,049,356
Series 15 , RB , 5.00% , 08/01/29 ........ 1,135 1,188,220
Series 17B , RB , 5.00% , 08/01/29 ....... 1,370 1,485,878
Pittsburgh Water & Sewer Authority, Series
1998B, RB, 0.00%, 09/01/29 (NPFGC)
(b)
.. 3,930 3,401,707
Temple University-of The Commonwealth
System of Higher Education
Series 2025 , RB , 5.00% , 04/01/28 ( AGC ) . 4,355 4,651,494
Series 2025 , RB , 5.00% , 04/01/29 ( AGC ) . 3,385 3,678,232
University of Pittsburgh-of the Commonwealth
System of Higher Education, Series 2021, RB,
4.00%, 04/15/26 ................. 14,690 14,869,262
241,313,500
Rhode Island — 0.1%
Rhode Island Commerce Corp.
Series 2020A , RB , 5.00% , 05/15/28 ..... 3,200 3,413,464
Series 2016B , RB , 5.00% , 06/15/28 ..... 5,970 6,124,256
9,537,720
South Carolina — 0.4%
Beaufort County School District, Series 2021A,
GO, 5.00%, 03/01/28 (SCSDE) ........ 4,155 4,440,998
Charleston Educational Excellence Finance
Corp.
Series 2023 , RB , 5.00% , 12/01/28 ...... 1,660 1,790,233
Series 2024 , RB , 5.00% , 12/01/29 ...... 1,000 1,096,818
City of Charleston Waterworks & Sewer System,
Series 2024A, RB, 5.00%, 01/01/30 ..... 2,720 3,008,280
City of Columbia Waterworks & Sewer System,
Series 2016B, RB, 5.00%, 02/01/27 ..... 70 73,141
County of Charleston, Series 2021A, GO,
5.00%, 11/01/26 ................. 3,000 3,117,928
County of Richland, Series 2021A, GO,
5.00%, 03/01/27 (SAW) ............ 290 303,588
Greenville County School District, Series 2023,
RB, 5.00%, 12/01/28 .............. 2,500 2,700,760
South Carolina Public Service Authority
Series 2021A , RB , 5.00% , 12/01/26 ..... 625 647,811
Series 2025B , RB , 5.00% , 12/01/28
(a)
.... 1,555 1,672,010
Series 2025B , RB , 5.00% , 12/01/29
(a)
.... 780 851,489
South Carolina Transportation Infrastructure
Bank
Series 2016A , RB , 5.00% , 10/01/25 ..... 1,645 1,666,824
Series 2021B , RB , 5.00% , 10/01/25 ..... 6,480 6,565,969
Security
Par (000)
Par (000) Value
South Carolina (continued)
Series 2021B , RB , 5.00% , 10/01/26 ..... USD 8,620 $ 8,936,483
36,872,332
Tennessee — 1.4%
City of Memphis
Series 2018 , GO , 5.00% , 06/01/25 ...... 6,260 6,294,065
Series 2018 , GO , 5.00% , 06/01/29 ...... 915 936,441
City of Memphis Electric System
Series 2024 , RB , 5.00% , 12/01/27 ...... 1,330 1,410,645
Series 2024 , RB , 5.00% , 12/01/28 ...... 1,205 1,301,766
Series 2024 , RB , 5.00% , 12/01/29 ...... 1,205 1,324,477
County of Hamilton
Series 2020A , GO , 5.00% , 01/01/26 ..... 6,960 7,089,713
Series 2024A , GO , 5.00% , 08/01/27 ..... 3,000 3,169,060
Series 2024A , GO , 5.00% , 08/01/28 ..... 3,000 3,233,176
Series 2024A , GO , 5.00% , 08/01/29 ..... 2,585 2,837,791
County of Montgomery
Series 2017 , GO , 5.00% , 04/01/25 ...... 160 160,278
Series 2017 , GO , 5.00% , 04/01/27 ...... 215 225,382
Series 2021A , GO , 5.00% , 06/01/27 ..... 2,275 2,393,202
County of Shelby
Series 2015A , GO , 5.00% , 04/01/25 ..... 1,020 1,021,773
Series 2016A , GO , 5.00% , 04/01/25 ..... 565 565,982
Series 2019A , GO , 5.00% , 04/01/25 ..... 4,500 4,507,821
Metropolitan Government of Nashville &
Davidson County
Series 2020B , RB , 5.00% , 07/01/25 ..... 940 947,168
Series 2022A , GO , 4.00% , 01/01/26 ..... 7,725 7,814,465
Series 2016 , GO , 5.00% , 01/01/26 ...... 520 530,251
Series 2021C , GO , 5.00% , 01/01/26 ..... 5,000 5,098,563
Series 2024A , GO , 5.00% , 01/01/26 ..... 10,000 10,197,126
Series 2018 , GO , 5.00% , 07/01/26 ...... 645 665,499
Series 2020B , RB , 5.00% , 07/01/26 ..... 1,575 1,625,056
Series 2021C , GO , 5.00% , 01/01/27 ..... 2,210 2,306,785
Series 2018 , GO , 5.00% , 07/01/27 ...... 2,075 2,186,140
Series 2024A , GO , 5.00% , 01/01/28 ..... 6,790 7,227,025
Series 2024B , RB , 5.00% , 05/15/29 ..... 1,390 1,515,350
State of Tennessee
Series A , GO , 5.00% , 08/01/25 ........ 120 121,148
Series B , GO , 5.00% , 08/01/25 ........ 1,705 1,721,307
Series 2019A , GO , 5.00% , 09/01/25 ..... 25 25,290
Series A , GO , 5.00% , 08/01/26 ........ 30 31,006
Series B , GO , 5.00% , 08/01/26 ........ 740 764,811
Series 2019A , GO , 5.00% , 09/01/26 ..... 2,420 2,505,996
Series 2021A , GO , 5.00% , 11/01/26 ..... 2,615 2,718,228
Series A , GO , 5.00% , 08/01/27 ........ 2,980 3,078,249
Series B , GO , 5.00% , 08/01/27 ........ 3,060 3,160,887
Series 2021A , GO , 5.00% , 11/01/27 ..... 3,080 3,272,138
Series A , GO , 5.00% , 08/01/28 ........ 2,230 2,251,656
Series A , GO , 5.00% , 08/01/29 ........ 3,000 3,029,133
Series A , GO , 5.00% , 08/01/30 ........ 1,365 1,378,256
Series A , GO , 5.00% , 08/01/31 ........ 3,010 3,039,230
Tennessee State School Bond Authority
Series 2022A , RB , 5.00% , 11/01/25 ( ST
INTERCEPT ) .................. 3,845 3,903,821
Series 2015B , RB , 5.00% , 11/01/26 ( ST
INTERCEPT ) .................. 1,150 1,166,104
Series 2022A , RB , 5.00% , 11/01/27 ( ST
INTERCEPT ) .................. 6,255 6,630,146
Series A , RB , 5.00% , 11/01/27 ( HERBIP ) .. 100 105,998
Series 2015B , RB , 5.00% , 11/01/28 ( ST
INTERCEPT ) .................. 1,995 2,020,127

Schedule of Investments
(continued)
February 28, 2025
iShares
®
Short-Term National Muni Bond ETF
Schedule of Investments
95
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Tennessee (continued)
Series 2015B , RB , 5.00% , 11/01/29 ( ST
INTERCEPT ) .................. USD 5,500 $ 5,579,455
123,087,986
Texas — 11.3%
Alamo Community College District
Series 2022 , GO , 5.00% , 02/15/27 ...... 3,110 3,246,460
Series 2022 , GO , 5.00% , 02/15/29 ...... 3,140 3,400,292
Aldine Independent School District, Series
2017A, GO, 5.00%, 02/15/29 (PSF) ..... 1,465 1,527,685
Arlington Independent School District
Series 2020 , GO , 5.00% , 02/15/27 ( PSF ) .. 685 715,455
Series 2025 , GO , 5.00% , 02/15/30 ( PSF )
(a)
3,750 4,132,030
Austin Community College District Public Facility
Corp., Series 2015, RB, 5.00%, 08/01/28 .. 1,750 1,764,328
Austin Independent School District
Series 2020 , GO , 5.00% , 08/01/25 ( PSF ) .. 25 25,233
Series 2021 , GO , 5.00% , 08/01/25 ( PSF ) .. 1,510 1,524,075
Series 2019 , GO , 5.00% , 08/01/26 ( PSF ) .. 35 36,144
Series 2020 , GO , 5.00% , 08/01/26 ( PSF ) .. 815 841,648
Series 2021 , GO , 5.00% , 08/01/26 ( PSF ) .. 115 118,760
Series 2019 , GO , 5.00% , 08/01/27 ( PSF ) .. 1,630 1,716,598
Series 2022B , GO , 5.00% , 08/01/27 ( PSF ) 80 84,250
Series 2023 , GO , 5.00% , 08/01/27 ...... 1,350 1,425,068
Series 2021 , GO , 5.00% , 08/01/28 ( PSF ) .. 1,075 1,153,665
Series 2022B , GO , 5.00% , 08/01/28 ( PSF ) 6,900 7,404,919
Birdville Independent School District
Series 2024 , GO , 5.00% , 02/15/29 ( PSF ) .. 10,225 11,064,677
Series 2024 , GO , 5.00% , 02/15/30 ( PSF ) .. 5,000 5,501,826
Board of Regents of the University of Texas
System
Series 2014B , RB , 5.00% , 08/15/25 ..... 675 681,894
Series 2016J , RB , 5.00% , 08/15/25 ..... 385 388,932
Series 2017C , RB , 5.00% , 08/15/25 ..... 8,260 8,344,366
Series 2014B , RB , 5.00% , 08/15/26 ..... 1,925 1,989,520
Series 2016B , RB , 5.00% , 08/15/26 ..... 5,055 5,224,427
Series 2016D , RB , 5.00% , 08/15/26 ..... 675 697,624
Series 2016E , RB , 5.00% , 08/15/26 ..... 945 976,673
Series 2016J , RB , 5.00% , 08/15/26 ..... 4,370 4,516,468
Series 2017C , RB , 5.00% , 08/15/26 ..... 4,990 5,157,249
Series 2021A , RB , 5.00% , 08/15/27 ..... 100 105,623
Series 2016J , RB , 5.00% , 08/15/27 ..... 155 160,362
Series 2016E , RB , 5.00% , 08/15/27 ..... 135 142,591
Series 2020C , RB , 5.00% , 08/15/28 ..... 245 263,897
Series 2021A , RB , 5.00% , 08/15/28 ..... 5,060 5,450,289
Series 2025A , RB , 5.00% , 08/15/28 ..... 10,000 10,771,323
Series 2024B , RB , 5.00% , 08/15/29 ..... 6,000 6,585,908
Series 2025A , RB , 5.00% , 08/15/29
(a)
.... 4,250 4,665,018
Carrollton-Farmers Branch Independent School
District, Series 2023, GO, 5.00%, 02/15/28
(PSF) ....................... 15,135 16,106,926
Central Texas Regional Mobility Authority
Series 2021D , RB , 5.00% , 01/01/30 ..... 250 272,667
Series A , RB , 5.00% , 01/01/40 ......... 5,330 5,369,355
Series A , RB , 5.00% , 01/01/45 ......... 13,095 13,191,690
City of Austin
Series 2020 , GO , 5.00% , 09/01/25 ...... 530 536,114
Series 2015 , GO , 5.00% , 09/01/26 ...... 2,300 2,325,235
Series 2016 , GO , 5.00% , 09/01/27 ...... 1,000 1,030,932
City of Austin Electric Utility
Series 2015A , RB , 5.00% , 11/15/25 ..... 200 203,169
Series 2020A , RB , 5.00% , 11/15/26 ..... 3,310 3,438,728
City of Austin Water & Wastewater System
Series 2021 , RB , 5.00% , 11/15/26 ...... 2,045 2,124,878
Series 2024 , RB , 5.00% , 11/15/26 ...... 1,525 1,584,566
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2017 , RB , 5.00% , 11/15/28 ...... USD 2,115 $ 2,229,518
Series 2020C , RB , 5.00% , 11/15/28 ..... 1,870 2,019,204
City of Corpus Christi, Series 2015, GO,
5.00%, 03/01/25 ................. 2,190 2,190,000
City of Dallas
Series 2024C , GO , 5.00% , 02/15/26 ..... 7,310 7,466,546
Series 2023A , GO , 5.00% , 02/15/28 ..... 4,515 4,809,345
Series 2024C , GO , 5.00% , 02/15/28 ..... 15,760 16,787,435
City of Dallas Waterworks & Sewer System
Series 2015A , RB , 5.00% , 10/01/25 ..... 15,120 15,324,174
Series 2015A , RB , 5.00% , 10/01/27 ..... 2,000 2,019,907
Series 2016A , RB , 5.00% , 10/01/29 ..... 2,000 2,054,956
City of Denton, Series 2024, GO,
5.00%, 02/15/29 ................. 10,000 10,840,656
City of Fort Worth Water & Sewer System
Series 2020A , RB , 5.00% , 02/15/26 ..... 360 367,744
Series 2020A , RB , 5.00% , 02/15/28 ..... 1,760 1,873,650
City of Garland Electric Utility System
Series 2024 , RB , 5.00% , 03/01/26 ( AGC ) . 1,250 1,277,194
Series 2024 , RB , 5.00% , 03/01/27 ( AGC ) . 2,420 2,524,308
Series 2019A , RB , 5.00% , 03/01/28 ..... 3,890 4,121,748
Series 2024 , RB , 5.00% , 03/01/28 ( AGC ) . 1,400 1,485,886
Series 2024 , RB , 5.00% , 03/01/29 ( AGC ) . 1,650 1,779,225
City of Greenville Electric System, Series 2024,
RB, 5.00%, 02/15/30 (BAM) .......... 1,500 1,631,889
City of Houston
Series 2017A , GO , 5.00% , 03/01/25 ..... 120 120,000
Series 2024B , GO , 5.00% , 03/01/26 ..... 2,815 2,879,031
Series 2016A , GO , 5.00% , 03/01/28 ..... 19,700 20,126,028
Series 2017A , GO , 5.00% , 03/01/28 ..... 7,305 7,606,389
City of Houston Airport System, Series 2018D,
RB, 5.00%, 07/01/25 .............. 975 981,745
City of Houston Combined Utility System
Series 2014C , RB , 5.00% , 05/15/25 ..... 5,315 5,323,579
Series 2024A , RB , 5.00% , 11/15/27 ..... 4,000 4,236,588
Series 1998A , RB , 0.00% , 12/01/27 ( AGM )
(b)
2,000 1,835,625
City of Lubbock, Series 2016, GO,
5.00%, 02/15/26 ................. 1,250 1,276,532
City of San Antonio
Series 2015 , GO , 5.00% , 02/01/27 ...... 4,915 4,923,611
Series 2024 , GO , 5.00% , 02/01/27 ...... 2,000 2,087,887
Series 2019 , GO , 5.00% , 08/01/27 ...... 125 131,891
Series 2024 , GO , 5.00% , 02/01/29 ...... 1,100 1,193,940
City of San Antonio Electric & Gas Systems
Series 2018 , RB , 5.00% , 02/01/28 ...... 2,855 3,032,134
Series 2024D , RB , 5.00% , 02/01/29 ..... 3,430 3,706,880
Series 2019 , RB , 4.00% , 02/01/30 ...... 320 336,595
Series 2024D , RB , 5.00% , 02/01/30 ..... 1,000 1,098,811
Clear Creek Independent School District
Series 2024B , GO , 5.00% , 02/15/29 ..... 3,205 3,453,247
Series 2024A , GO , 5.00% , 02/15/30 ( PSF ) 5,000 5,516,415
Collin County Community College District
Series 2024 , GO , 5.00% , 08/15/26 ...... 5,315 5,481,627
Series 2024 , GO , 5.00% , 08/15/28 ...... 5,860 6,291,959
Conroe Independent School District
Series 2019 , GO , 5.00% , 02/15/26 ( PSF ) .. 3,570 3,646,791
Series 2020A , GO , 5.00% , 02/15/27 ( PSF ) 5,975 6,242,973
Series 2016 , GO , 3.00% , 02/15/28 ( PSF ) .. 6,430 6,437,313
Series 2020A , GO , 5.00% , 02/15/28 ( PSF ) 9,795 10,432,606
Series 2024 , GO , 5.00% , 02/15/28 ( PSF ) .. 7,500 7,988,219
Series 2024 , GO , 5.00% , 02/15/29 ( PSF ) .. 5,000 5,423,616
Coppell Independent School District, Series
2019, GO, 5.00%, 08/15/25 (PSF) ...... 5,995 6,054,788
County of Dallas, Series 2016, GO,
5.00%, 08/15/25 ................. 3,325 3,358,310

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2025
iShares
®
Short-Term National Muni Bond ETF
96
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
County of Denton, Series 2017, GO,
5.00%, 07/15/28 ................. USD 3,500 $ 3,602,258
County of Fort Bend, Series B, GO,
5.00%, 03/01/29 ................. 1,250 1,251,717
County of Galveston, Series 2017, GO,
5.00%, 02/01/28 ................. 7,135 7,273,602
County of Harris
Series 2015A , GO , 5.00% , 10/01/25 ..... 2,320 2,351,328
Series 2015B , RB , 5.00% , 08/15/26 ..... 2,330 2,352,482
Series 2015A , GO , 5.00% , 10/01/27 ..... 6,335 6,413,360
Series 2016A , RB , 5.00% , 08/15/28 ..... 2,455 2,532,005
Series 2015A , GO , 5.00% , 10/01/28 ..... 6,660 6,740,844
Series 2024A , GO , 5.00% , 09/15/29 ..... 1,000 1,097,490
County of Harris Toll Road
Series 2021 , RB , 5.00% , 08/15/25 ...... 1,000 1,010,108
Series 2022A , RB , 5.00% , 08/15/25 ..... 2,760 2,787,898
Series 2022A , RB , 5.00% , 08/15/29 ..... 2,095 2,289,343
County of Williamson
Series 2021 , GO , 4.00% , 02/15/26 ...... 10,000 10,131,368
Series 2020 , GO , 5.00% , 02/15/26 ...... 1,505 1,538,800
Series 2021 , GO , 4.00% , 02/15/27 ...... 5,000 5,114,481
Series 2021 , GO , 4.00% , 02/15/28 ...... 10,000 10,321,320
Series 2024 , GO , 5.00% , 02/15/29 ...... 5,000 5,418,378
Cypress-Fairbanks Independent School District
Series 2016 , GO , 5.00% , 02/15/26 ( PSF ) .. 5,180 5,293,387
Series 2020A , GO , 5.00% , 02/15/26 ( PSF ) 3,905 3,990,478
Series 2016 , GO , 5.00% , 02/15/27 ( PSF ) .. 1,325 1,353,188
Series 2018 , GO , 5.00% , 02/15/27 ( PSF ) .. 300 313,513
Series 2019A , GO , 5.00% , 02/15/27 ( PSF ) 185 193,333
Series 2020A , GO , 5.00% , 02/15/27 ( PSF ) 225 235,135
Series 2025 , GO , 5.00% , 02/15/29 ( PSF ) .. 5,000 5,439,896
Dallas Area Rapid Transit
Series 2019 , RB , 5.00% , 12/01/25 ...... 1,230 1,251,213
Series 2016A , RB , 5.00% , 12/01/26 ..... 1,340 1,362,358
Series 2019 , RB , 5.00% , 12/01/27 ...... 7,000 7,426,147
Series 2019 , RB , 5.00% , 12/01/28 ...... 445 480,058
Dallas College
Series 2023 , GO , 5.00% , 02/15/27 ...... 3,000 3,127,561
Series 2023 , GO , 5.00% , 02/15/28 ...... 3,020 3,218,651
Dallas Fort Worth International Airport
Series 2020B , RB , 5.00% , 11/01/25 ..... 2,525 2,562,460
Series 2020A , RB , 5.00% , 11/01/26 ..... 630 653,768
Series 2021B , RB , 5.00% , 11/01/26 ..... 1,605 1,665,551
Series 2020B , RB , 5.00% , 11/01/28 ..... 1,745 1,881,892
Series 2023B , RB , 5.00% , 11/01/28 ..... 5,915 6,379,019
Series 2024 , RB , 5.00% , 11/01/28 ...... 2,635 2,841,710
Series 2020A , RB , 5.00% , 11/01/29 ..... 4,300 4,718,061
Series 2024 , RB , 5.00% , 11/01/29 ...... 5,470 6,001,813
Dallas Independent School District
Series 2015 , GO , 5.00% , 02/15/26 ( PSF ) .. 810 813,651
Series 2021 , GO , 4.00% , 02/15/27 ( PSF ) .. 7,180 7,376,076
Series 2023 , GO , 5.00% , 02/15/28 ( PSF ) .. 2,075 2,211,288
Series 2025C , GO , 5.00% , 02/15/29 ( PSF )
(a)
3,750 4,063,795
Series 2025C , GO , 5.00% , 02/15/30 ( PSF )
(a)
3,800 4,188,776
Series 2025A, Sub-Series 2025A-4 , GO ,
VRDN 5.00% , 02/19/25 ( PSF )
(a) (c)
..... 3,000 3,226,296
Series 2025A, Sub-Series 2025A-5 , GO ,
VRDN 5.00% , 02/15/30 ( PSF )
(c)
...... 4,000 4,362,356
Del Valle Independent School District, Series
2022, GO, 5.00%, 06/15/29 (PSF) ...... 860 937,365
Denton Independent School District
Series 2023 , GO , 5.00% , 08/15/28 ( PSF ) .. 750 805,700
Series 2023 , GO , 5.00% , 08/15/29 ( PSF ) .. 3,000 3,278,019
Fort Bend Independent School District
Series 2019C , GO , 5.00% , 08/15/25 ( PSF ) 375 378,757
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2020 , GO , 5.00% , 08/15/25 ( PSF ) .. USD 550 $ 555,510
Series 2017E , GO , 5.00% , 02/15/26 ( PSF ) 7,870 8,039,284
Series 2019B , GO , 5.00% , 02/15/29 ( PSF ) 2,900 3,085,189
Series 2024A , GO , 5.00% , 08/15/29 ( PSF ) 2,550 2,787,434
Fort Worth Independent School District, Series
2023, GO, 5.00%, 02/15/29 (PSF) ...... 1,160 1,258,879
Frisco Independent School District, Series 2025,
GO, 5.00%, 02/15/30 (PSF) .......... 6,080 6,710,923
Garland Independent School District
Series 2016 , GO , 5.00% , 02/15/29 ( PSF ) .. 1,040 1,041,458
Series 2023A , GO , 5.00% , 02/15/29 ( PSF ) 925 999,522
Grand Parkway Transportation Corp., Series
2023, RB, VRDN, 5.00%, 04/01/28
(c)
..... 2,800 2,952,617
Harris County Flood Control District, Series
2015B, RB, 5.00%, 10/01/29 ......... 10,000 10,136,970
Highland Park Independent School District,
Series 2025, GO, 5.00%, 02/15/29
(a)
..... 9,345 10,131,772
Houston Independent School District, Series
2025A, GO, 5.00%, 02/15/29 (PSF)
(a)
.... 3,380 3,662,261
Humble Independent School District
(a)
Series 2025 , GO , 5.00% , 02/15/26 ( PSF ) .. 2,500 2,551,269
Series 2025 , GO , 5.00% , 02/15/30 ( PSF ) .. 8,675 9,539,209
Katy Independent School District
Series 2019B , GO , 5.00% , 02/15/27 ( PSF ) 2,000 2,090,864
Series D , GO , 5.00% , 02/15/28 ( PSF ) .... 5,080 5,308,503
Series 2024 , GO , 5.00% , 02/15/30 ( PSF ) .. 1,360 1,500,465
Lamar Consolidated Independent School District
Series 2024A , GO , 5.00% , 02/15/26 ( PSF ) 1,625 1,659,954
Series 2024A , GO , 5.00% , 02/15/29 ( PSF ) 3,960 4,285,195
Series 2024A , GO , 5.00% , 02/15/30 ( PSF ) 3,475 3,823,769
Leander Independent School District, Series
2022, GO, 5.00%, 08/15/25 (PSF) ...... 1,200 1,212,184
Lewisville Independent School District
Series 2016A , GO , 5.00% , 08/15/25 ( PSF ) 3,145 3,177,215
Series 2016B , GO , 5.00% , 08/15/25 ..... 7,820 7,898,341
Series 2016B , GO , 5.00% , 08/15/26 ..... 115 116,184
Series 2020 , GO , 5.00% , 08/15/26 ( PSF ) .. 2,640 2,728,733
Series 2020 , GO , 5.00% , 08/15/27 ( PSF ) .. 430 453,930
Lower Colorado River Authority
Series 2015D , RB , 5.00% , 05/15/27 ..... 1,200 1,205,071
Series 2019 , RB , 5.00% , 05/15/28 ...... 5,110 5,456,986
Series 2019A , RB , 5.00% , 05/15/28 ..... 1,335 1,425,651
Series 2020 , RB , 5.00% , 05/15/28 ...... 1,800 1,922,226
Series 2020A , RB , 5.00% , 05/15/28 ..... 1,180 1,260,126
Series 2022 , RB , 5.00% , 05/15/28 ...... 1,875 2,002,319
Series 2025 , RB , 5.00% , 05/15/28
(a)
..... 4,000 4,271,614
Series 2016 , RB , 5.00% , 05/15/29 ...... 1,025 1,048,978
Series 2023 , RB , 5.00% , 05/15/29 ( AGM ) . 1,770 1,923,673
Series 2024 , RB , 5.00% , 05/15/29 ( AGM ) . 1,845 2,005,184
Series 2024A , RB , 5.00% , 05/15/29 ( AGC ) 2,000 2,173,642
Series 2025 , RB , 5.00% , 05/15/29 ...... 12,155 13,190,213
Metropolitan Transit Authority of Harris County
Sales & Use Tax, RB, 5.00%, 11/01/28 ... 2,000 2,155,940
Midland Independent School District, Series
2024, GO, 5.00%, 02/15/29 (PSF) ...... 3,185 3,455,246
North East Independent School District, Series
2015, GO, 5.00%, 08/01/25 (PSF) ...... 2,635 2,659,452
North Texas Tollway Authority
Series 2019B , RB , 5.00% , 01/01/26 ..... 2,430 2,475,129
Series B , RB , 5.00% , 01/01/26 ......... 50 50,083
Series 2021B , RB , 5.00% , 01/01/27 ..... 2,465 2,566,753
Series 2024A , RB , 5.00% , 01/01/27 ..... 1,045 1,088,137
Series 2008D , RB , 0.00% , 01/01/28 ( AGC )
(b)
10,000 9,120,750
Series 2019B , RB , 5.00% , 01/01/28 ..... 4,405 4,673,398
Series 2022B , RB , 5.00% , 01/01/28 ..... 2,860 3,034,261

Schedule of Investments
(continued)
February 28, 2025
iShares
®
Short-Term National Muni Bond ETF
Schedule of Investments
97
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2016A , RB , 5.00% , 01/01/29 ..... USD 1,265 $ 1,286,189
Series 2024A , RB , 5.00% , 01/01/29 ..... 4,840 5,241,677
Series 2016A , RB , 5.00% , 01/01/30 ..... 4,180 4,247,551
Series 2024B , RB , 5.00% , 01/01/30 ..... 9,065 9,947,228
Series A , RB , 5.00% , 01/01/30 ......... 2,015 2,047,564
Permanent University Fund - Texas A&M
University System
Series 2023 , RB , 5.00% , 07/01/27 ...... 1,085 1,142,591
Series 2023 , RB , 5.00% , 07/01/28 ...... 3,850 4,134,915
Permanent University Fund - University of Texas
System
Series 2014B , RB , 5.00% , 07/01/25 ..... 2,680 2,684,314
Series 2015B , RB , 5.00% , 07/01/26 ..... 5,000 5,035,631
Series 2016A , RB , 5.00% , 07/01/26 ..... 1,000 1,007,126
Series 2016B , RB , 5.00% , 07/01/27 ..... 150 154,253
Series 2022A , RB , 5.00% , 07/01/27 ..... 9,750 10,269,782
Series 2022A , RB , 5.00% , 07/01/28 ..... 1,305 1,399,851
Series 2006B , RB , 5.25% , 07/01/28 ..... 1,600 1,729,469
Series 2024A , RB , 5.00% , 07/01/29 ..... 1,750 1,916,635
Plano Independent School District
Series 2016A , GO , 5.00% , 02/15/27 ( PSF ) 3,540 3,614,974
Series 2025 , GO , 5.00% , 02/15/29 ( PSF ) .. 1,595 1,733,453
Series 2025 , GO , 5.00% , 02/15/30 ( PSF )
(a)
3,000 3,317,164
Richardson Independent School District, Series
2017, GO, 5.00%, 02/15/29 (PSF) ...... 3,000 3,060,071
Round Rock Independent School District
Series 2019A , GO , 5.00% , 08/01/27 ( PSF ) 145 153,051
Series 2019A , GO , 5.00% , 08/01/28 ( PSF ) 815 876,567
Series 2016 , GO , 5.00% , 08/01/31 ( PSF ) .. 3,255 3,284,596
Series 2016 , GO , 5.00% , 08/01/32 ( PSF ) .. 3,420 3,451,097
Series 2016 , GO , 5.00% , 08/01/33 ( PSF ) .. 3,590 3,622,642
Series 2016 , GO , 5.00% , 08/01/34 ( PSF ) .. 3,770 3,804,279
Series 2016 , GO , 5.00% , 08/01/35 ( PSF ) .. 3,355 3,385,506
San Antonio Water System
Series 2020A , RB , 5.00% , 05/15/28 ..... 1,100 1,176,437
Series 2018A , RB , 5.00% , 05/15/29 ..... 2,365 2,519,541
Series 2020A , RB , 5.00% , 05/15/29 ..... 2,560 2,784,380
Series 2021A , RB , 5.00% , 05/15/29 ..... 1,955 2,126,353
Series 2022B , RB , 5.00% , 05/15/29 ..... 920 1,000,637
Series 2013F , RB , VRDN 1.00% , 11/01/26
(c)
2,000 1,919,832
Sherman Independent School District, Series
2023B, GO, 5.00%, 02/15/29 (PSF) ..... 1,000 1,084,459
Southwest Higher Education Authority, Inc.,
Series 2016A, RB, 5.00%, 10/01/29 ..... 1,470 1,519,431
Spring Independent School District
Series 2015 , GO , 5.00% , 08/15/28 ( PSF ) .. 6,575 6,634,703
Series 2017 , GO , 5.00% , 08/15/28 ( PSF ) .. 6,905 7,113,610
Series 2017A , GO , 5.00% , 08/15/28 ..... 5,940 6,113,102
State of Texas
Series 2016A , GO , 5.00% , 04/01/25 ..... 1,250 1,252,174
Series 2018A , GO , 5.00% , 08/01/25 ..... 1,430 1,443,618
Series 2016 , GO , 5.00% , 10/01/25 ...... 50 50,675
Series A , GO , 5.00% , 10/01/25 ........ 4,000 4,053,991
Series 2016 , GO , 5.00% , 04/01/26 ...... 2,885 2,958,527
Series 2016A , GO , 5.00% , 04/01/26 ..... 4,270 4,378,825
Series 2015A , GO , 5.00% , 10/01/26 ..... 2,845 2,880,427
Series A , GO , 5.00% , 10/01/26 ........ 2,000 2,073,430
Series 2015A , GO , 5.00% , 10/01/27 ..... 7,045 7,131,737
Series 2024A , GO , 5.00% , 04/01/28 ..... 2,000 2,045,698
Series 2024 , GO , 5.00% , 10/01/28 ...... 4,165 4,495,085
Series 2016 , GO , 5.00% , 04/01/29 ...... 14,570 14,891,972
Series 2016A , GO , 5.00% , 04/01/29 ..... 2,160 2,207,732
Series 2024 , GO , 5.00% , 10/01/29 ...... 1,665 1,827,893
Series 2013B , GO , VRDN ( State Street Bank
& Trust Co. SBPA ), 1.90% , 03/10/25
(c)
.. 4,745 4,745,000
Security
Par (000)
Par (000) Value
Texas (continued)
Tarrant County College District, Series 2022,
GO, 5.00%, 08/15/25 .............. USD 3,500 $ 3,535,851
Tarrant Regional Water District, Series 2025, RB,
5.00%, 09/01/29
(a)
................ 7,365 8,063,824
Tarrant Regional Water District Water Supply
System
Series 2015 , RB , 5.00% , 03/01/27 ...... 1,390 1,392,096
Series 2015 , RB , 5.00% , 03/01/28 ...... 1,000 1,001,477
Series 2024 , RB , 5.00% , 03/01/29 ...... 1,500 1,629,100
Texas A&M University
Series 2016E , RB , 5.00% , 05/15/25 ..... 1,660 1,667,575
Series 2017E , RB , 5.00% , 05/15/25 ..... 4,780 4,801,812
Series 2016C , RB , 5.00% , 05/15/26 ..... 255 262,278
Series 2017E , RB , 5.00% , 05/15/26 ..... 3,160 3,250,187
Series 2017C , RB , 5.00% , 05/15/27 ..... 1,660 1,742,774
Series 2017E , RB , 5.00% , 05/15/27 ..... 5,760 6,047,217
Series 2021A , RB , 5.00% , 05/15/27 ..... 1,460 1,532,801
Series 2024A , RB , 5.00% , 05/15/28 ..... 3,500 3,747,830
Series 2021A , RB , 5.00% , 05/15/29 ..... 1,005 1,096,054
Series 2024A , RB , 5.00% , 05/15/29 ..... 5,000 5,453,005
Texas Department of Transportation State
Highway Fund
Series 2008 , RB , 5.25% , 04/01/25 ...... 175 175,336
Series 2015 , RB , 5.00% , 10/01/25 ...... 29,190 29,582,314
Series 2016A , RB , 5.00% , 10/01/25 ..... 1,605 1,626,571
Series 2015 , RB , 5.00% , 10/01/26 ...... 8,920 9,251,712
Texas Public Finance Authority, Series 2019, RB,
5.00%, 02/01/27 ................. 2,870 2,989,512
Texas State University System
Series A , RB , 5.00% , 03/15/25 ......... 4,925 4,928,486
Series 2017A , RB , 5.00% , 03/15/26 ..... 565 578,196
Series 2024 , RB , 5.00% , 03/15/28 ...... 5,000 5,319,483
Series 2017A , RB , 5.00% , 03/15/29 ..... 2,750 2,868,120
Series 2024 , RB , 5.00% , 03/15/29 ...... 4,325 4,677,115
Texas Tech University System
(a)
Series 2025A , RB , 5.00% , 02/15/29 ..... 2,620 2,837,079
Series 2025A , RB , 5.00% , 02/15/30 ..... 1,890 2,086,321
Texas Transportation Commission
Series 2024 , GO , 5.00% , 04/01/29 ...... 7,000 7,623,281
Series 2014B , GO , VRDN 0.65% , 04/01/26
(c)
5,000 4,823,773
Texas Water Development Board
Series 2018B , RB , 5.00% , 04/15/25 ..... 1,060 1,062,753
Series 2018 , RB , 5.00% , 08/01/25 ...... 530 535,003
Series 2022 , RB , 5.00% , 08/01/25 ...... 1,090 1,100,290
Series 2017A , RB , 5.00% , 04/15/26 ..... 725 743,979
Series 2018B , RB , 5.00% , 04/15/26 ..... 335 343,770
Series 2020 , RB , 5.00% , 08/01/26 ...... 600 619,863
Series 2019A , RB , 5.00% , 10/15/26 ..... 805 835,540
Series 2018 , RB , 5.00% , 08/01/27 ...... 420 442,940
Series 2019A , RB , 5.00% , 10/15/27 ..... 1,860 1,970,226
Series 2023A , RB , 5.00% , 04/15/28 ..... 1,000 1,069,105
Series 2024A , RB , 5.00% , 04/15/28 ..... 1,600 1,710,568
Series 2024A , RB , 5.00% , 04/15/29 ..... 2,000 2,177,064
Trinity River Authority Central Regional
Wastewater System
Series 2017 , RB , 5.00% , 08/01/28 ...... 3,370 3,545,969
Series 2021 , RB , 5.00% , 08/01/28 ...... 1,590 1,703,787
Series 2022 , RB , 5.00% , 08/01/28 ...... 1,285 1,376,960
Series 2017 , RB , 5.00% , 08/01/29 ...... 135 141,894
Series 2018 , RB , 5.00% , 08/01/29 ...... 1,890 2,022,793
University of North Texas System, Series 2017A,
RB, 5.00%, 04/15/29 .............. 4,080 4,261,913

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2025
iShares
®
Short-Term National Muni Bond ETF
98
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Weatherford Independent School District, Series
2024, GO, 5.00%, 02/15/26 (PSF) ...... USD 5,400 $ 5,516,155
1,019,897,768
Utah — 1.0%
Alpine School District, Series 2021A, GO,
5.00%, 03/15/27 (GTD) ............. 6,000 6,285,216
Central Utah Water Conservancy District, Series
2021A, GO, 5.00%, 04/01/25 ......... 9,525 9,541,269
Intermountain Power Agency
Series 2023A , RB , 5.00% , 07/01/26 ..... 1,000 1,020,219
Series 2022A , RB , 5.00% , 07/01/27 ..... 3,500 3,654,988
Series 2022A , RB , 5.00% , 07/01/28 ..... 2,000 2,122,967
Series 2022A , RB , 5.00% , 07/01/29 ..... 3,815 4,110,035
Series 2023A , RB , 5.00% , 07/01/29 ..... 2,000 2,154,671
State of Utah
Series 2020 , GO , 3.00% , 07/01/25 ...... 210 210,086
Series 2017 , GO , 5.00% , 07/01/25 ...... 45 45,349
Series 2018 , GO , 5.00% , 07/01/25 ...... 1,685 1,698,078
Series 2020 , GO , 5.00% , 07/01/25 ...... 4,245 4,277,947
Series 2020B , GO , 5.00% , 07/01/25 ..... 7,150 7,205,495
Series 2018 , GO , 5.00% , 07/01/26 ...... 1,745 1,801,411
Series 2020 , GO , 5.00% , 07/01/26 ...... 5,090 5,254,546
Series 2020B , GO , 5.00% , 07/01/26 ..... 3,000 3,096,982
Series 2017 , GO , 5.00% , 07/01/27 ...... 25 26,053
Series 2020B , GO , 5.00% , 07/01/27 ..... 8,165 8,615,185
University of Utah (The)
Series 2016A , RB , 5.00% , 08/01/25 ..... 1,075 1,085,301
Series 2017B-1 , RB , 5.00% , 08/01/26 ( SAP ) 1,500 1,549,965
Series 2022B , RB , 5.00% , 08/01/27 ..... 1,605 1,694,259
Series B1 , RB , 5.00% , 08/01/29 ........ 2,000 2,061,525
Utah Transit Authority
Series 2015A , RB , 5.00% , 06/15/26 ..... 5,035 5,066,752
Series 2015A , RB , 5.00% , 06/15/30 ..... 4,005 4,030,257
Series 2015A , RB , 5.00% , 06/15/34 ..... 5,000 5,031,532
Series 2015A , RB , 5.00% , 06/15/37 ..... 9,480 9,539,784
Series 2015A , RB , 5.00% , 06/15/38 ..... 2,385 2,400,041
93,579,913
Virginia — 3.3%
City of Alexandria
Series 2021A , GO , 5.00% , 12/15/25 ( SAW ) 2,775 2,824,972
Series 2022B , GO , 5.00% , 12/15/25 ..... 5,195 5,288,551
Series 2023 , GO , 5.00% , 12/15/27 ( SAW ) . 8,115 8,640,814
City of Harrisonburg, Series 2021A, GO,
5.00%, 07/15/26 (SAW) ............ 7,165 7,395,638
City of Norfolk, Series 2017C, GO,
5.00%, 09/01/31 (SAW) ............ 1,600 1,677,056
Commonwealth of Virginia
Series 2024B , GO , 5.00% , 06/01/25 ..... 10,000 10,055,928
Series 2015B , GO , 5.00% , 06/01/26 ( SAW ) 11,810 11,875,575
Series 2024B , GO , 5.00% , 06/01/26 ..... 10,000 10,297,912
Series B , GO , 5.00% , 06/01/27 ........ 1,000 1,028,847
County of Arlington
Series B , GO , 5.00% , 08/15/25 ........ 1,015 1,025,712
Series 2017 , GO , 5.00% , 08/15/26 ...... 260 268,998
Series B , GO , 5.00% , 08/15/26 ........ 1,450 1,500,184
Series B , GO , 5.00% , 08/15/27 ........ 75 77,500
Series 2019 , GO , 5.00% , 06/15/28 ...... 560 602,050
County of Fairfax
Series 2021A , GO , 4.00% , 10/01/25 ( SAW ) 2,235 2,252,444
Series 2022A , GO , 4.00% , 10/01/25 ( SAW ) 5,825 5,870,464
Series 2014B , GO , 5.00% , 10/01/25 ( SAW ) 3,525 3,530,837
Series 2016A , GO , 4.00% , 10/01/26 ( SAW ) 235 238,531
Series 2019A , GO , 4.00% , 10/01/26 ( SAW ) 1,415 1,446,106
Security
Par (000)
Par (000) Value
Virginia (continued)
Series 2024A , GO , 5.00% , 10/01/26 ( SAW ) USD 5,875 $ 6,094,401
Series 2021A , GO , 4.00% , 10/01/27 ( SAW ) 150 155,250
Series 2022A , GO , 4.00% , 10/01/27 ( SAW ) 3,750 3,881,253
Series 2023A , GO , 4.00% , 10/01/28 ( SAW ) 3,000 3,138,353
Series 2020A , GO , 5.00% , 10/01/28 ( SAW ) 460 497,473
Series 2024A , GO , 5.00% , 10/01/28 ( SAW ) 5,775 6,245,446
County of Henrico, Series 2020A, GO,
5.00%, 08/01/25 (SAW) ............ 1,470 1,484,181
County of Loudoun
Series 2019A , GO , 5.00% , 12/01/25 ( SAW ) 9,000 9,158,500
Series 2020B , GO , 5.00% , 12/01/25 ( SAW ) 95 96,673
Series 2021A , GO , 5.00% , 12/01/26 ( SAW ) 515 536,440
Hampton Roads Sanitation District, Series
2016A, RB, 5.00%, 08/01/34 ......... 120 123,830
Hampton Roads Transportation Accountability
Commission
Series 2018A , RB , 5.00% , 07/01/52 ..... 16,000 17,027,829
Series 2018A , RB , 5.50% , 07/01/57 ..... 7,650 8,244,992
Upper Occoquan Sewage Authority, Series 2014,
RB, 4.00%, 07/01/39 .............. 1,000 1,004,117
Virginia College Building Authority
Series 2017E , RB , 5.00% , 02/01/26 ..... 465 474,931
Series 2020A , RB , 5.00% , 02/01/26 ..... 1,520 1,552,462
Series 2021A , RB , 5.00% , 02/01/26 ..... 11,010 11,245,139
Series 2022A , RB , 5.00% , 02/01/26 ..... 6,650 6,792,023
Series 2017E , RB , 5.00% , 02/01/27 ..... 18,410 19,237,774
Series 2020A , RB , 5.00% , 02/01/27 ..... 730 762,823
Series 2021A , RB , 5.00% , 02/01/27 ..... 9,130 9,540,515
Series A , RB , 5.00% , 02/01/27 ......... 515 525,284
Series B , RB , 5.00% , 02/01/27 ......... 80 83,597
Series B , RB , 4.00% , 02/01/28 ......... 2,000 2,018,323
Series B , RB , 5.00% , 09/01/28 ( ST
INTERCEPT ) .................. 1,655 1,672,223
Series 2017C , RB , 4.00% , 02/01/29 ..... 10,000 10,211,726
Series B , RB , 4.00% , 02/01/29 ......... 5,000 5,041,236
Series 2017E , RB , 5.00% , 02/01/29 ..... 1,050 1,116,653
Series 2016A , RB , 5.00% , 09/01/29 ( ST
INTERCEPT ) .................. 6,610 6,806,910
Virginia Commonwealth Transportation Board
Series 2017 , RB , 5.00% , 03/15/25 ...... 2,665 2,666,846
Series 2016 , RB , 5.00% , 05/15/25 ...... 120 120,520
Series 2017A , RB , 5.00% , 05/15/25 ..... 750 753,248
Series 2017 , RB , 5.00% , 09/15/25 ...... 825 834,838
Series 2017 , RB , 5.00% , 03/15/26 ...... 9,565 9,788,944
Series 2017A , RB , 5.00% , 05/15/26 ..... 710 729,289
Series 2017 , RB , 5.00% , 09/15/26 ...... 365 377,692
Series 2017A , RB , 5.00% , 05/15/27 ..... 5,505 5,789,257
Series 2017 , RB , 5.00% , 09/15/27 ...... 180 190,632
Series 2016 , RB , 5.00% , 03/15/28 ...... 500 517,133
Series 2018 , RB , 5.00% , 09/15/28 ...... 1,415 1,527,513
Virginia Public Building Authority
Series B , RB , 5.00% , 08/01/25 ......... 440 444,190
Series 2015B , RB , 5.00% , 08/01/26 ..... 3,050 3,078,452
Series 2020B , RB , 5.00% , 08/01/26 ..... 4,075 4,209,906
Series 2021A-1 , RB , 5.00% , 08/01/26 .... 9,005 9,303,118
Series 2022A , RB , 5.00% , 08/01/26 ..... 5,500 5,682,082
Series B , RB , 5.00% , 08/01/26 ......... 280 289,270
Series 2020A , RB , 5.00% , 08/01/27 ..... 50 52,758
Series A , RB , 5.00% , 08/01/27 ......... 3,000 3,097,911
Series 2022A , RB , 5.00% , 08/01/28 ..... 4,370 4,702,252
Series 2017A , RB , 5.00% , 08/01/29 ..... 155 163,182
Series 2025A , RB , 5.00% , 08/01/29
(a)
.... 4,245 4,646,964
Virginia Public School Authority
Series 2018 , RB , 5.00% , 03/01/25 ( SAW ) . 125 125,000

Schedule of Investments
(continued)
February 28, 2025
iShares
®
Short-Term National Muni Bond ETF
Schedule of Investments
99
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Virginia (continued)
Series 2015A , RB , 5.00% , 08/01/25 ( ST
INTERCEPT ) .................. USD 2,415 $ 2,437,998
Series 2016 , RB , 5.00% , 08/01/26 ( SAW ) . 2,125 2,197,447
Series 2017B , RB , 5.00% , 08/01/26 ( ST
INTERCEPT ) .................. 1,360 1,405,407
Series 2022 , RB , 5.00% , 01/15/27 ( SAW ) . 5,550 5,795,288
Series XI , RB , 5.00% , 04/15/27 ........ 2,745 2,878,741
Series 2016B , RB , 3.00% , 08/01/28 ( ST
INTERCEPT ) .................. 6,835 6,836,295
Series 2020B , RB , 5.00% , 08/01/28 ( ST
INTERCEPT ) .................. 125 134,504
Virginia Resources Authority
Series 2016C , RB , 5.00% , 11/01/28 ..... 1,085 1,125,314
Series 2024B , RB , 5.00% , 11/01/28 ..... 4,265 4,614,902
297,185,369
Washington — 4.5%
Central Puget Sound Regional Transit Authority
Series 2021S-1 , RB , 5.00% , 11/01/25 .... 2,000 2,031,344
Series 2015S-1 , RB , 5.00% , 11/01/26 .... 2,670 2,712,102
Series 2016S-1 , RB , 5.00% , 11/01/26 .... 1,260 1,308,506
Series 2021S-1 , RB , 5.00% , 11/01/26 .... 3,885 4,034,560
Series 2021S1 , RB , 5.00% , 11/01/29 .... 1,000 1,098,022
Series 2015S-1 , RB , 5.00% , 11/01/30 .... 4,190 4,256,070
Series 2015S-1 , RB , 5.00% , 11/01/31 .... 6,065 6,160,635
Series 2015S-1 , RB , 5.00% , 11/01/32 .... 3,805 3,864,999
Series 2015S-1 , RB , 5.00% , 11/01/35 .... 1,990 2,021,379
Series 2015S-1 , RB , 5.00% , 11/01/45 .... 7,100 7,211,956
Series 2015S-1 , RB , 5.00% , 11/01/50 .... 15,050 15,287,314
City of Seattle
Series 2015A , GO , 5.00% , 06/01/25 ..... 250 251,424
Series 2022 , RB , 5.00% , 09/01/25 ...... 8,095 8,189,696
Series 2016 , RB , 4.00% , 04/01/26 ...... 130 131,984
Series 2020A , RB , 5.00% , 07/01/26 ..... 1,015 1,047,017
Series 2022 , RB , 5.00% , 07/01/26 ...... 5,000 5,157,721
Series 2022A , GO , 4.00% , 09/01/26 ..... 2,000 2,041,960
Series 2017C , RB , 5.00% , 09/01/26 ..... 3,225 3,339,650
Series 2023A , GO , 5.00% , 11/01/26 ..... 1,380 1,434,499
Series 2021A , GO , 5.00% , 12/01/26 ..... 2,495 2,598,480
Series 2016 , RB , 5.00% , 04/01/27 ...... 1,555 1,593,385
Series 2022 , RB , 5.00% , 07/01/27 ...... 2,905 3,060,448
Series 2023A , RB , 5.00% , 03/01/28 ..... 13,645 14,571,127
Series 2017C , RB , 5.00% , 09/01/28 ..... 105 110,881
Series 2023B , RB , VRDN ( TD Bank NA
LOC ), 1.50% , 03/03/25
(c)
........... 9,250 9,250,000
City of Seattle Water System, Series 2015, RB,
5.00%, 05/01/25 ................. 3,880 3,894,431
Clark County Public Utility District No. 1 Electric
Series 2024 , RB , 5.00% , 01/01/28 ...... 915 971,265
Series 2024 , RB , 5.00% , 01/01/29 ...... 720 778,119
Series 2024 , RB , 5.00% , 01/01/30 ...... 700 767,794
Clark County School District No. 37 Vancouver,
Series 2018, GO, 5.00%, 12/01/29 (GTD) . 500 538,874
County of King
Series 2018B , RB , 5.00% , 07/01/25 ..... 425 428,230
Series 2021A , GO , 4.00% , 01/01/27 ..... 1,705 1,749,171
Series 2023 , RB , 5.00% , 01/01/28 ...... 9,310 9,900,787
Series 2021A , GO , 5.00% , 01/01/29 ..... 1,000 1,084,508
Series 2024 , RB , VRDN ( Bank of America NA
SBPA ), 1.55% , 03/03/25
(c)
.......... 7,800 7,800,000
County of Snohomish
Series 2022 , GO , 5.00% , 12/01/25 ...... 2,000 2,034,195
Series 2022 , GO , 5.00% , 12/01/26 ...... 1,500 1,559,862
Energy Northwest
Series 2015A , RB , 5.00% , 07/01/25 ..... 9,360 9,432,338
Security
Par (000)
Par (000) Value
Washington (continued)
Series 2015C , RB , 5.00% , 07/01/25 ..... USD 2,805 $ 2,826,678
Series 2016A , RB , 5.00% , 07/01/25 ..... 1,845 1,859,259
Series 2018C , RB , 5.00% , 07/01/25 ..... 915 922,071
Series 2015C , RB , 5.00% , 07/01/26 ..... 90 90,673
Series 2016A , RB , 5.00% , 07/01/26 ..... 245 252,888
Series 2021A , RB , 5.00% , 07/01/26 ..... 715 738,019
Series 2022A , RB , 5.00% , 07/01/26 ..... 1,735 1,790,858
Series 2015A , RB , 5.00% , 07/01/27 ..... 9,310 9,372,034
Series 2018C , RB , 5.00% , 07/01/28 ..... 1,910 2,052,509
Series 2020A , RB , 5.00% , 07/01/28 ..... 15,000 16,119,178
Series 2015-A , RB , 5.00% , 07/01/29 ..... 2,500 2,515,834
Series 2017-A , RB , 5.00% , 07/01/29 ..... 180 188,777
Grant County Public Utility District No. 2 Priest
Rapids Hydroelectric Project
Series 2024B , RB , 5.00% , 01/01/27 ..... 2,000 2,082,922
Series 2024B , RB , 5.00% , 01/01/28 ..... 1,500 1,594,343
Series 2024B , RB , 5.00% , 01/01/29 ..... 1,500 1,622,782
King County School District No. 401 Highline
Series 2017 , GO , 5.00% , 12/01/28 ( GTD ) . 145 150,502
Series 2017 , GO , 4.00% , 12/01/29 ( GTD ) . 1,950 1,983,864
King County School District No. 405 Bellevue,
Series 2016, GO, 5.00%, 12/01/27 (GTD) . 360 374,098
King County School District No. 414
Lake Washington, Series 2020, GO,
4.00%, 12/01/28 (GTD) ............. 4,000 4,175,269
Port of Seattle
Series 2022A , RB , 5.00% , 08/01/25 ..... 1,865 1,882,334
Series 2022A , RB , 5.00% , 08/01/26 ..... 1,175 1,213,312
Series 2022A , RB , 5.00% , 08/01/27 ..... 2,500 2,632,418
Series 2024A , RB , 5.00% , 03/01/28 ..... 2,200 2,342,853
Series 2016 , RB , 5.00% , 02/01/29 ...... 500 509,078
Series 2024A , RB , 5.00% , 03/01/29 ..... 1,500 1,625,788
Port of Tacoma, Series 2016A, GO,
5.00%, 12/01/28 ................. 790 819,259
State of Washington
Series 2021E , GO , 5.00% , 06/01/25 ..... 1,000 1,005,568
Series R-2022C , GO , 5.00% , 07/01/25 ... 7,635 7,692,494
Series R-2020D , GO , 5.00% , 07/01/25 ... 4,535 4,569,150
Series R-2020C , GO , 5.00% , 07/01/25 ... 4,515 4,548,999
Series R-2018D , GO , 5.00% , 08/01/25 ... 975 984,285
Series R-2018C , GO , 5.00% , 08/01/25 ... 700 706,666
Series 2017D , GO , 5.00% , 02/01/26 ..... 3,080 3,146,214
Series 2018C , GO , 5.00% , 02/01/26 ..... 175 178,762
Series R-2022C , GO , 4.00% , 07/01/26 ... 2,500 2,546,085
Series R-2025C , GO , 5.00% , 07/01/26 ... 3,340 3,444,870
Series R-2025B , GO , 5.00% , 07/01/26 ... 1,660 1,712,121
Series R-2020D , GO , 5.00% , 07/01/26 ... 5,335 5,502,509
Series R-2016B , GO , 5.00% , 07/01/26 ... 2,215 2,256,772
Series R-2017B , GO , 4.00% , 08/01/26 ... 120 122,355
Series 2016A-1 , GO , 5.00% , 08/01/26 .... 30 30,282
Series 2017D , GO , 5.00% , 02/01/27 ..... 45 47,037
Series R-2022B , GO , 5.00% , 02/01/27 ... 5,015 5,241,974
Series 2021C , GO , 5.00% , 02/01/27 ..... 165 172,468
Series 2022C , GO , 5.00% , 02/01/27 ..... 19,030 19,891,279
Series R-2022D , GO , 4.00% , 07/01/27 ... 5,000 5,151,949
Series R-2020C , GO , 5.00% , 07/01/27 ... 95 100,084
Series 2020A , GO , 5.00% , 08/01/27 ..... 50 52,767
Series R-2024A , GO , 5.00% , 02/01/28 ... 6,270 6,684,375
Series 2022C , GO , 5.00% , 02/01/28 ..... 840 895,514
Series 2020E , GO , 5.00% , 06/01/28 ..... 2,000 2,145,858
Series 2024D , GO , 5.00% , 06/01/28 ..... 4,425 4,747,710
Series 2024B , GO , 5.00% , 06/01/28 ..... 9,575 10,273,294
Series 2021D , GO , 5.00% , 06/01/28 ..... 2,160 2,317,526
Series R-2016C , GO , 5.00% , 07/01/28 ... 1,250 1,272,377
Series R-2017B , GO , 5.00% , 08/01/28 ... 455 468,792

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2025
iShares
®
Short-Term National Muni Bond ETF
100
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Washington (continued)
Series 2024A , GO , 5.00% , 08/01/28 ..... USD 14,540 $ 15,649,322
Series R-2023A , GO , 5.00% , 08/01/28 ... 19,160 20,621,803
Series 2016B , GO , 5.00% , 08/01/28 ..... 7,050 7,109,706
Series 2025A , COP , 5.00% , 01/01/29
(a)
... 8,100 8,763,026
Series 2024C , GO , 5.00% , 02/01/29 ..... 16,885 18,339,373
Series R-2025B , GO , 5.00% , 07/01/29 ... 3,585 3,923,106
Series R-2017A , GO , 5.00% , 08/01/29 ... 10,660 10,971,168
Series R-2023A , GO , 5.00% , 08/01/29 ... 4,000 4,383,810
Series 2025A , COP , 5.00% , 01/01/30 .... 2,655 2,922,207
University of Washington
Series 2015B , RB , 5.00% , 06/01/27 ..... 5,175 5,201,840
Series 2025A , RB , 5.00% , 04/01/29
(a)
.... 2,500 2,718,164
Series 2025A , RB , 5.00% , 04/01/30
(a)
.... 2,000 2,212,126
406,168,120
West Virginia — 0.1%
State of West Virginia
Series 2015A , GO , 5.00% , 06/01/25 ..... 530 532,912
Series 2015A , GO , 3.00% , 11/01/25 ..... 425 425,213
Series 2018A , GO , 5.00% , 06/01/28 ..... 4,710 5,049,275
Series 2019A , GO , 5.00% , 12/01/28 ..... 100 108,183
West Virginia Commissioner of Highways
Series 2017A , RB , 5.00% , 09/01/26 ..... 1,045 1,078,712
Series 2017A , RB , 5.00% , 09/01/29 ..... 3,625 3,810,069
West Virginia Parkways Authority, Series 2021,
RB, 5.00%, 06/01/29 .............. 1,490 1,620,097
12,624,461
Wisconsin — 1.6%
Germantown School District
Series 2017A , GO , 4.00% , 04/01/34 ..... 4,585 4,720,428
Series 2017A , GO , 4.00% , 04/01/36 ..... 6,795 6,995,705
Series 2017A , GO , 4.00% , 04/01/37 ..... 7,070 7,278,828
State of Wisconsin
Series 2021B , GO , 5.00% , 05/01/25 ..... 2,465 2,473,841
Series 2021-2 , GO , 5.00% , 05/01/25 ..... 1,575 1,580,649
Series 2019A , RB , 5.00% , 05/01/25 ..... 265 265,944
Series 2020A , GO , 5.00% , 05/01/25 ..... 115 115,412
Series 2016-1 , GO , 5.00% , 11/01/25 ..... 3,320 3,331,504
Series 2016-2 , GO , 5.00% , 11/01/25 ..... 2,715 2,756,454
Series 2017-2 , GO , 5.00% , 11/01/25 ..... 2,240 2,274,201
Series 2016A , GO , 5.00% , 05/01/26 ..... 100 100,355
Series 2022-1 , GO , 5.00% , 05/01/26 ..... 8,185 8,406,806
Series 2021B , GO , 5.00% , 05/01/26 ..... 5,725 5,880,142
Series 2017A , GO , 5.00% , 05/01/26 ..... 60 60,188
Series 2021-2 , GO , 5.00% , 05/01/26 ..... 1,835 1,884,727
Series 2021-1 , GO , 5.00% , 05/01/26 ..... 1,000 1,027,099
Series 2017-2 , GO , 5.00% , 11/01/26 ..... 3,995 4,150,053
Series 2021-2 , GO , 5.00% , 05/01/27 ..... 3,055 3,209,955
Series 2020B , GO , 5.00% , 05/01/27 ..... 1,775 1,865,031
Series 2017A , GO , 5.00% , 05/01/27 ..... 1,315 1,319,126
Series 2017-3 , GO , 5.00% , 11/01/27 ..... 440 461,870
Series 2017-2 , GO , 5.00% , 11/01/27 ..... 485 509,106
Series 2017-1 , GO , 5.00% , 11/01/27 ..... 765 803,023
Series 2019A , RB , 5.00% , 05/01/28 ..... 15,180 15,936,151
Series 2021-1 , GO , 5.00% , 05/01/28 ..... 4,500 4,826,439
Series 2021A , GO , 5.00% , 05/01/28 ..... 1,315 1,410,393
Series 2023-1 , GO , 5.00% , 05/01/28 ..... 12,885 13,819,702
Series 2024-1 , GO , 5.00% , 05/01/28 ..... 4,000 4,290,168
Series 2024-1 , GO , 5.00% , 05/01/29 ..... 4,000 4,371,956
Series 2024-2 , GO , 5.00% , 05/01/29 ..... 1,880 2,054,820
Series 2025-3 , GO , 5.00% , 05/01/29
(a)
... 5,000 5,464,946
Series 2025-3 , GO , 5.00% , 05/01/30
(a)
... 5,000 5,560,709
Series 2017A , GO , 5.00% , 05/01/32 ..... 2,080 2,086,527
Series 2016A , GO , 5.00% , 05/01/32 ..... 15,700 15,755,685
Security
Par (000)
Par (000) Value
Wisconsin (continued)
State of Wisconsin Environmental Improvement
Fund
Series 2018A , RB , 5.00% , 06/01/25 ..... USD 2,340 $ 2,353,087
Series 2021A , RB , 5.00% , 06/01/26 ..... 1,405 1,446,507
Wisconsin Department of Transportation
Series 2015-1 , RB , 5.00% , 07/01/25 ..... 605 609,576
Series 2017-2 , RB , 5.00% , 07/01/28 ..... 3,355 3,525,279
144,982,392
Total Long-Term Investments — 100 .5%
(Cost: $ 9,083,895,045 ) ............................ 9,071,154,220
Shares
Shares
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 1.75%
(d) (e)
......... 84,925 84,934
Total Short-Term Securities — 0.0%
(Cost: $ 84,934 ) ................................. 84,934
Total Investments — 100 .5%
(Cost: $ 9,083,979,979 ) ............................ 9,071,239,154
Liabilities in Excess of Other Assets — (0.5) % ............. (45,915,732)
Net Assets — 100.0% ...............................
$ 9,025,323,422
(a)
When-issued security.
(b)
Zero-coupon bond.
(c)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.

Schedule of Investments
(continued)
February 28, 2025
iShares
®
Short-Term National Muni Bond ETF
Schedule of Investments
101
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliated Issuer
Value at
02/29/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/25
Shares
Held at
02/28/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 740,732 $ — $ (655,798)
(a)
$ — $ — $ 84,934 84,925 $ 378,051 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 9,071,154,220 $ — $ 9,071,154,220
Short-Term Securities
Money Market Funds ...................................... 84,934 — — 84,934
$ 84,934 $ 9,071,154,220 $ — $ 9,071,239,154

Statements of Assets and Liabilities

February 28, 2025
2025
iShares Annual Financial Statements and Additional Information
102
See notes to financial statements.
iShares
California Muni
Bond ETF
iShares
National Muni
Bond ETF
iShares New
York Muni Bond
ETF
iShares Short-
Term National
Muni Bond ETF
ASSETS
Investments, at value — unaffiliated
(a)
.......................................... $ 3,893,420,878 $ 40,720,710,142 $ 841,536,205 $ 9,071,154,220
Investments, at value — affiliated
(b)
............................................ 116,854 105,861,564 12,979 84,934
Cash ............................................................... — 9,759 — 1
Receivables: – – – –
Investment s sold ...................................................... 5,891,876 101,015,000 4,850,000 —
Dividends — affiliated ................................................... 57 93,981 205 29,853
Interest — unaffiliated ................................................... 43,075,604 454,974,494 10,563,616 108,221,571
Total a ssets ...........................................................
3,942,505,269 41,382,664,940 856,963,005 9,179,490,579
LIABILITIES
Payables: – – – –
Investments purchased .................................................. 30,832,848 420,375,790 5,883,240 153,688,285
Investment advisory fees ................................................. 238,251 1,550,510 160,162 478,872
Total li abilities ..........................................................
31,071,099 421,926,300 6,043,402 154,167,157
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 3,911,434,170 $ 40,960,738,640 $ 850,919,603 $ 9,025,323,422
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 3,947,781,313 $ 41,623,585,973 $ 864,822,424 $ 9,065,279,086
Accumulated loss ....................................................... (36,347,143) (662,847,333) (13,902,821) (39,955,664)
NET ASSETS ..........................................................
$ 3,911,434,170 $ 40,960,738,640 $ 850,919,603 $ 9,025,323,422
NET ASSET VALUE
Shares outstanding ......................................................
68,200,000 381,500,000 15,850,000 85,150,000
Net asset value .........................................................
$ 57.35 $ 107.37 $ 53.69 $ 105.99
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated ....................................... $ 3,914,876,143 $ 41,069,699,175 $ 850,410,720 $ 9,083,895,045
(b)
  Investments, at cost — affiliated ......................................... $ 116,854 $ 105,861,564 $ 12,979 $ 84,934

Statements of Operations
Year Ended February 28, 2025
103
Statements of Operations
iShares
California Muni
Bond ETF
iShares
National Muni
Bond ETF
iShares New
York Muni Bond
ETF
iShares Short-
Term National
Muni Bond ETF
INVESTMENT INCOME – – – –
Dividends — affiliated ................................................... $ 31,686 $ 1,279,282 $ 12,147 $ 378,051
Interest — unaffiliated ................................................... 93,180,081 1,190,760,199 23,091,042 193,594,149
Total investment income ...................................................
93,211,767 1,192,039,481 23,103,189 193,972,200
EXPENSES
Investment advisory .................................................... 2,533,499 19,319,482 1,874,363 6,092,667
Interest expense ...................................................... 465 28,095 659 20,740
Total expenses .........................................................
2,533,964 19,347,577 1,875,022 6,113,407
Net investment income ....................................................
90,677,803 1,172,691,904 21,228,167 187,858,793
REALIZED AND UNREALIZED GAIN (LOSS) $ (17,113,428) $ (212,686,633) $ (2,456,146) $ 70,306,031
Net realized gain (loss) from:
Investments — unaffiliated ............................................. $ (2,444,906) $ (35,825,102) $ 210,864 $ (3,101,917)
In-kind redemptions — unaffiliated
(a)
....................................... (215,501) (14,516,568) — —
(2,660,407) (50,341,670) 210,864 (3,101,917)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................. (14,453,021) (162,344,962) (2,667,010) 73,407,947
Net realized and unrealized gain (loss) .........................................
(17,113,428) (212,686,632) (2,456,146) 70,306,030
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................
$ 73,564,375 $ 960,005,272 $ 18,772,021 $ 258,164,823
(a)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Changes in Net Assets

2025
iShares Annual Financial Statements and Additional Information
104
See notes to financial statements.
iShares California Muni Bond ETF iShares National Muni Bond ETF
Year Ended
02/28/25
Year Ended
02/29/24
Year Ended
02/28/25
Year Ended
02/29/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 90,677,803 $ 57,616,933 $ 1,172,691,904 $ 953,308,219
Net realized loss ................................................ (2,660,407) (8,246,844) (50,341,670) (120,728,936)
Net change in unrealized appreciation (depreciation) ........................ (14,453,021) 80,457,629 (162,344,962) 1,004,193,931
Net increase in net assets resulting from operations ...........................
73,564,375 129,827,718 960,005,272 1,836,773,214
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(87,228,085) (54,946,206) (1,156,178,802) (934,736,208)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
1,168,344,328 753,549,855 4,365,755,034 4,477,425,754
NET ASSETS
Total increase in net assets ........................................... 1,154,680,618 828,431,367 4,169,581,504 5,379,462,760
Beginning of year ..................................................
2,756,753,552 1,928,322,185 36,791,157,136 31,411,694,376
End of year ......................................................
$ 3,911,434,170 $ 2,756,753,552 $ 40,960,738,640 $ 36,791,157,136
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
105
Statements of Changes in Net Assets
See notes to financial statements.
iShares New York Muni Bond ETF iShares Short-Term National Muni Bond ETF
Year Ended
02/28/25
Year Ended
02/29/24
Year Ended
02/28/25
Year Ended
02/29/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 21,228,167 $ 15,141,398 $ 187,858,793 $ 168,141,599
Net realized gain (loss) ............................................ 210,864 (6,994,789) (3,101,917) (29,160,372)
Net change in unrealized appreciation (depreciation) ........................ (2,667,010) 24,732,826 73,407,947 161,067,653
Net increase in net assets resulting from operations ...........................
18,772,021 32,879,435 258,164,823 300,048,880
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(20,672,960) (14,731,768) (185,136,774) (168,778,991)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
189,985,413 99,564,714 (7,317,788) (1,632,405,851)
NET ASSETS
Total increase (decrease) in net assets ................................... 188,084,474 117,712,381 65,710,261 (1,501,135,962)
Beginning of year ..................................................
662,835,129 545,122,748 8,959,613,161 10,460,749,123
End of year ......................................................
$ 850,919,603 $ 662,835,129 $ 9,025,323,422 $ 8,959,613,161
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2025
iShares Annual Financial Statements and Additional Information
106
iShares California Muni Bond ETF
Year Ended
02/28/25
Year Ended
02/29/24
Year Ended
02/28/23
Year Ended
02/28/22
Year Ended
02/28/21
Net asset value, beginning of year .................................
$ 57.67  $ 56.14  $ 60.11  $ 61.79  $ 62.85
Net investment income
(a)
........................................
1 .64  1 .40  1 .12  0 .98  1 .10
Net realized and unrealized gain (loss)
(b)
..............................
(0.35) 1.47  (3.99) (1.68) (1.05)
Net increase (decrease) from investment operations ....................... 1.29  2.87  (2.87) (0.70) 0.05
Distributions from net investment income
(c)
........................... (1.61) (1.34) (1.10) (0.98) (1.11)
Net asset value, end of year ...................................... $ 57.35  $ 57.67  $ 56.14  $ 60.11  $ 61.79
Total Return
(d)
Based on net asset value ......................................... 2.27% 5.20% (4.78)% (1.13)% 0.06%
Ratios to Average Net Assets
(e)
Total expen ses ................................................
0.08% 0.23% 0.25% 0.25% 0.25%
Net investment income ...........................................
2.86% 2.48% 1.98% 1.59% 1.77%
Supplemental Data
Net assets, end of year (000) ....................................... $ 3,911,434  $ 2,756,754  $ 1,928,322  $ 1,839,302  $ 1,708,487
Portfolio turnover rate
(f)
........................................... 13% 26% 17% 8% 8%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
107
Financial Highlights
iShares National Muni Bond ETF
Year Ended
02/28/25
Year Ended
02/29/24
Year Ended
02/28/23
Year Ended
02/28/22
Year Ended
02/28/21
Net asset value, beginning of year .................................
$ 107.92  $ 105.44  $ 112.61  $ 115.31  $ 117.12
Net investment income
(a)
........................................
3 .25  2 .96  2 .41  2 .07  2 .42
Net realized and unrealized gain (loss)
(b)
..............................
(0.58) 2.42  (7.29) (2.69) (1.79)
Net increase (decrease) from investment operations ....................... 2.67  5.38  (4.88) (0.62) 0.63
Distributions from net investment income
(c)
........................... (3.22) (2.90) (2.29) (2.08) (2.44)
Net asset value, end of year ...................................... $ 107.37  $ 107.92  $ 105.44  $ 112.61  $ 115.31
Total Return
(d)
Based on net asset value ......................................... 2.52% 5.20% (4.32)% (0.54)% 0.55%
Ratios to Average Net Assets
(e)
Total expen ses ................................................
0.05% 0.07% 0.07% 0.07% 0.07%
Net investment income ...........................................
3.03% 2.79% 2.27% 1.78% 2.10%
Supplemental Data
Net assets, end of year (000) ....................................... $ 40,960,739  $ 36,791,157  $ 31,411,694  $ 24,188,200  $ 20,814,111
Portfolio turnover rate
(f)
........................................... 17% 27% 20% 9% 10%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
iShares Annual Financial Statements and Additional Information
108
iShares New York Muni Bond ETF
Year Ended
02/28/25
Year Ended
02/29/24
Year Ended
02/28/23
Year Ended
02/28/22
Year Ended
02/28/21
Net asset value, beginning of year .................................
$ 53.89  $ 52.42  $ 56.09  $ 57.48  $ 58.43
Net investment income
(a)
........................................
1 .52  1 .33  1 .11  1 .06  1 .15
Net realized and unrealized gain (loss)
(b)
..............................
(0.24) 1.43  (3.70) (1.39) (0.96)
Net increase (decrease) from investment operations ....................... 1.28  2.76  (2.59) (0.33) 0.19
Distributions from net investment income
(c)
........................... (1.48) (1.29) (1.08) (1.06) (1.14)
Net asset value, end of year ...................................... $ 53.69  $ 53.89  $ 52.42  $ 56.09  $ 57.48
Total Return
(d)
Based on net asset value ......................................... 2.42% 5.36% (4.62)% (0.57)% 0.34%
Ratios to Average Net Assets
(e)
Total expen ses ................................................
0.25% 0.25% 0.25% 0.25% 0.25%
Net investment income ...........................................
2.83% 2.52% 2.09% 1.83% 2.00%
Supplemental Data
Net assets, end of year (000) ....................................... $ 850,920  $ 662,835  $ 545,123  $ 544,101  $ 497,241
Portfolio turnover rate
(f)
........................................... 11% 31% 12% 8% 5%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
109
Financial Highlights
iShares Short-Term National Muni Bond ETF
Year Ended
02/28/25
Year Ended
02/29/24
Year Ended
02/28/23
Year Ended
02/28/22
Year Ended
02/28/21
Net asset value, beginning of year .................................
$ 105.10  $ 103.57  $ 105.52  $ 107.39  $ 107.38
Net investment income
(a)
........................................
2 .27  1 .85  1 .14  0 .70  1 .25
Net realized and unrealized gain (loss)
(b)
..............................
0.86  1.54  (2.09) (1.84) 0.05
Net increase (decrease) from investment operations ....................... 3.13  3.39  (0.95) (1.14) 1.30
Distributions from net investment income
(c)
........................... (2.24) (1.86) (1.00) (0.73) (1.29)
Net asset value, end of year ...................................... $ 105.99  $ 105.10  $ 103.57  $ 105.52  $ 107.39
Total Return
(d)
Based on net asset value ......................................... 3.02% 3.30% (0.90)% (1.03)% 1.19%
Ratios to Average Net Assets
(e)
Total expen ses ................................................
0.07% 0.07% 0.07% 0.07% 0.07%
Net investment income ...........................................
2.16% 1.78% 1.10% 0.65% 1.16%
Supplemental Data
Net assets, end of year (000) ....................................... $ 9,025,323  $ 8,959,613  $ 10,460,749  $ 7,518,569  $ 4,386,876
Portfolio turnover rate
(f)
........................................... 30% 28% 26% 16% 18%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
2025
iShares Annual Financial Statements and Additional Information
110
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures ("ASU 2023-07") during the period. The Funds' adoption of the new standard impacted financial statement disclosures only and did not affect each Fund's financial position or results of operations.
The Chief Financial Officer acts as the Funds' Chief Operating Decision Maker ("CODM") and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services
iShares ETF
Diversification
Classification
California Muni Bond .................................................................................................. Non-diversified
National Muni Bond ................................................................................................... Diversified
New York Muni Bond .................................................................................................. Non-diversified
Short-Term National Muni Bond ........................................................................................... Diversified

Notes to Financial Statements
(continued)
111
Notes to Financial Statements
may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
5. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For the iShares National Muni Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.
iShares ETF Investment Advisory Fees
California Muni Bond ............................................................................................... 0.08%
National Muni Bond ................................................................................................ 0.05
New York Muni Bond ............................................................................................... 0.25
Short-Term National Muni Bond ........................................................................................ 0.07

Notes to Financial Statements
(continued)
2025
iShares Annual Financial Statements and Additional Information
112
For the year ended February 28, 2025, there were no fees waived by BFA pursuant to this arrangement.
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended February 28, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. Purchases and Sales
For the year ended February 28, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended February 28, 2025, in-kind transactions were as follows:
7. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of February 28, 2025, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
California Muni Bond ................................................................... $ 85,251,832 $ 114,495,267 $ —
National Muni Bond .................................................................... 1,136,539,236 410,779,273 —
New York Muni Bond ................................................................... 34,299,228 41,784,083 —
Short-Term National Muni Bond ............................................................ 252,903,589 522,607,455 —
iShares ETF Purchases Sales
California Muni Bond ................................................................................... $ 1,465,358,292 $ 398,921,476
National Muni Bond .................................................................................... 11,135,512,925 6,202,752,525
New York Muni Bond ................................................................................... 266,889,100 79,189,812
Short-Term National Muni Bond ............................................................................ 2,898,593,064 2,541,009,207
iShares ETF
In-kind
Purchases
In-kind
Sales
California Muni Bond ................................................................................... $ 130,212,448 $ 57,593,655
National Muni Bond .................................................................................... 31,287,249 328,732,078
Short-Term National Muni Bond ............................................................................ 5,151,791 —
iShares ETF Paid-In Capital
Accumulated
Earnings (Loss)
California Muni Bond ........................................................................ $ (215,501) $ 215,501
National Muni Bond ......................................................................... (15,099,439) 15,099,439
—

Notes to Financial Statements
(continued)
113
Notes to Financial Statements
The tax character of distributions paid was as follows:
(a)
The Funds designate these amounts paid during the fiscal year ended February 28, 2025, as exempt-interest dividends.
(b)
Ordinary income consists primarily of taxable income recognized from market discount. Additionally, all ordinary income distributions are comprised of interest-related dividends and qualified short-term capital gain dividends for non-U.S. residents and are eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.
As of February 28, 2025, the tax components of accumulated net earnings (losses) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.
For the year ended February 28, 2025, the New York Muni Bond utilized $210,864 of its capital loss carryforwards.
As of February 28, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
iShares ETF
Year Ended
02/28/25
Year Ended
02/29/24
California Muni Bond
Tax-exempt income
(a)
....................................................................................... $ 86,614,356 $ 54,449,764
Ordinary income
(b)
......................................................................................... 613,729 496,442
$ 87,228,085 $ 54,946,206
National Muni Bond
Tax-exempt income
(a)
....................................................................................... 1,150,630,950 930,697,419
Ordinary income
(b)
......................................................................................... 5,547,852 4,038,789
$ 1,156,178,802 $ 934,736,208
New York Muni Bond
Tax-exempt income
(a)
....................................................................................... 20,609,266 14,665,938
Ordinary income
(b)
......................................................................................... 63,694 65,830
$ 20,672,960 $ 14,731,768
Short-Term National Muni Bond
Tax-exempt income
(a)
....................................................................................... 184,891,759 168,765,887
Ordinary income
(b)
......................................................................................... 245,015 13,104
$ 185,136,774 $ 168,778,991
iShares ETF
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
California Muni Bond ...................................................... $ 9,987,797 $ (24,879,700) $ (21,455,240) $ (36,347,143)
National Muni Bond ....................................................... 107,928,613 (410,921,044) (359,854,902) (662,847,333)
New York Muni Bond ...................................................... 2,092,932 (7,121,238) (8,874,515) (13,902,821)
Short-Term National Muni Bond ............................................... 18,227,396 (45,442,236) (12,740,824) (39,955,664)
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
California Muni Bond ............................................... $ 3,914,992,972 $ 32,450,671 $ (53,905,911) $ (21,455,240)
National Muni Bond ................................................ 41,186,426,608 281,648,712 (641,503,614) (359,854,902)
New York Muni Bond ............................................... 850,423,699 5,710,835 (14,585,350) (8,874,515)
Short-Term National Muni Bond ........................................ 9,083,979,978 26,562,780 (39,303,604) (12,740,824)

Notes to Financial Statements
(continued)
2025
iShares Annual Financial Statements and Additional Information
114
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in issuers located in a single state or limited number of states, When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political or social conditions affecting that state or group of states could have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific states or U.S. territories are presented in the Schedule of
Investments.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
Year Ended
02/28/25
Year Ended
02/29/24
iShares ETF Shares Amount Shares Amount
California Muni Bond
Shares sold 22,850,000 $ 1,308,167,003 15,700,000 $ 876,965,299
Shares redeemed
(2,450,000) (139,822,675) (2,250,000) (123,415,444)
20,400,000 $ 1,168,344,328 13,450,000 $ 753,549,855
National Muni Bond
Shares sold 86,200,000 $ 9,234,063,691 93,500,000 $ 9,874,060,822
Shares redeemed
(45,600,000) (4,868,308,657) (50,500,000) (5,396,635,068)
40,600,000 $ 4,365,755,034 43,000,000 $ 4,477,425,754
New York Muni Bond
Shares sold 3,550,000 $ 189,985,413 4,600,000 $ 241,822,270
Shares redeemed
— — (2,700,000) (142,257,556)
3,550,000 $ 189,985,413 1,900,000 $ 99,564,714

Notes to Financial Statements
(continued)
115
Notes to Financial Statements
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
02/28/25
Year Ended
02/29/24
iShares ETF Shares Amount Shares Amount
Short-Term National Muni Bond
Shares sold 5,400,000 $ 570,668,159 3,050,000 $ 317,876,978
Shares redeemed
(5,500,000) (577,985,947) (18,800,000) (1,950,282,829)
(100,000) $ (7,317,788) (15,750,000) $ (1,632,405,851)

Report of Independent Registered Public Accounting Firm
2025
iShares Annual Financial Statements and Additional Information
116
To the Board of Trustees of
iShares Trust and Shareholders of each of the four funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (four of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2025, the related statements of operations for the year ended February
28, 2025, the statements of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of February 28, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2025 and each of the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
April 22, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares California Muni Bond ETF
iShares National Muni Bond ETF
iShares New York Muni Bond ETF
iShares Short-Term National Muni Bond ETF

Important Tax Information
(unaudited)
117
Important Tax Information
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended February 28, 2025:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended February 28, 2025:
For California income tax purposes, the iShares California Muni Bond ETF designates 99.30% of its distributions paid from net investment income during the fiscal year ended
February 28, 2025 as California exempt-interest dividends under Section 17145 of the California Revenue and Taxation Code.
iShares ETF Interest Dividends
California Muni Bond ................................................................................................ $ 613,729
National Muni Bond ................................................................................................. 5,547,852
New York Muni Bond ................................................................................................ 63,694
Short-Term National Muni Bond ......................................................................................... 245,015
iShares ETF
Interest-Related
Dividends
California Muni Bond ................................................................................................ $ 613,729
National Muni Bond ................................................................................................. 5,547,852
New York Muni Bond ................................................................................................ 63,694
Short-Term National Muni Bond ......................................................................................... 245,015

Additional Information
2025
iShares Annual Financial Statements and Additional Information
118
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Regulation under the Alternative Investment Fund Managers Directive
Not applicable.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements
119
Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
AGC Assured Guaranty Corp.
AGC-ICC Assured Guaranty Corp. – Insured Custody Certificate
AGM Assured Guaranty Municipal Corp.
AGM-CR AGM Insured Custodial Receipt
AMBAC Ambac Assurance Corp.
BAM Build America Mutual Assurance Co.
BAM-TCRS Build America Mutual Assurance Co. - Transferable Custodial Receipts
BHAC-CR Berkshire Hathaway Assurance Corp. Custodial Receipt
COP Certificates of Participation
FGIC Financial Guaranty Insurance Co.
GO General Obligation Bonds
GTD Guaranteed
HERBIP Higher Education Revenue Bond Intercept Program
LIQ Liquidity Agreement
LOC Letter of Credit
MBIA Municipal Bond Insurance Association
MO Moral Obligation
NPFGC National Public Finance Guarantee Corp.
NPFGC-IBC National Public Finance Guarantee Corp. — Insured Bond Certificate
OK CERF Oklahoma Credit Enhancement Reserve Fund
PSF Permanent School Fund
Q-SBLF Qualified School Bond Loan Fund
RB Revenue Bonds
SAP Subject to Appropriations
SAW State Aid Withholding
SCSDE South Carolina State Department of Education
VRDN Variable Rate Demand Notes
Currency Abbreviation
USD United States Dollar

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:     /s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: April 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: April 22, 2025

By:     /s/ Trent Walker
          Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares Trust

Date: April 22, 2025